                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. _____________                               [ ]

     Post-Effective Amendment No. 49 (File No. 333-79311)                    [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 50 (File No. 811-07355)                    [X]

                        (Check appropriate box or boxes)

                         RIVERSOURCE VARIABLE ACCOUNT 10
                    (previously IDS LIFE VARIABLE ACCOUNT 10)
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                     (previously IDS Life Insurance Company)
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

   Elisabeth A. Dahl 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2008 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

PROSPECTUS

MAY 1, 2008

RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

New RiverSource Retirement Advisor Variable Annuity contracts are not currently being offered.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)
          70100 Ameriprise Financial Center
          Minneapolis, MN 55474
Telephone: (800) 862-7919
ameriprise.com/variableannuities
RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing. Prospectuses are also available for:


- AIM Variable Insurance Funds


- AllianceBernstein Variable Products Series Fund, Inc.


- American Century Variable Portfolios, Inc.


- Calvert Variable Series, Inc.


- Columbia Funds Variable Insurance Trust


- Credit Suisse Trust


- Eaton Vance Variable Trust


- Fidelity(R) Variable Insurance Products - Service Class


- Franklin(R) Templeton(R) Variable Insurance Products Trust
  (FTVIPT) - Class 2


- Goldman Sachs Variable Insurance Trust (VIT)


- Janus Aspen Series: Service Shares


- Lazard Retirement Series, Inc.


- MFS(R) Variable Insurance Trust(SM)


- Neuberger Berman Advisers Management Trust


- Oppenheimer Variable Account Funds - Service Shares


- PIMCO Variable Insurance Trust (VIT)


- Putnam Variable Trust - Class IB Shares


- RiverSource Variable Series Trust funds formerly known as RiverSource Variable Portfolio Funds


- Royce Capital Fund


- Third Avenue Variable Series Trust


- The Universal Institutional Funds, Inc.
  Van Kampen Life Investment Trust


- Wanger Advisors Trust


- Wells Fargo Variable Trust


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   1

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   6
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................  11
FINANCIAL STATEMENTS........................................  11
THE VARIABLE ACCOUNT AND THE FUNDS..........................  11
THE FIXED ACCOUNT...........................................  28
BUYING YOUR CONTRACT........................................  29
CHARGES.....................................................  31
VALUING YOUR INVESTMENT.....................................  34
MAKING THE MOST OF YOUR CONTRACT............................  36
SURRENDERS..................................................  43
TSA -- SPECIAL PROVISIONS...................................  43
CHANGING OWNERSHIP..........................................  44
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  44
OPTIONAL BENEFITS...........................................  46
THE ANNUITY PAYOUT PERIOD...................................  49
TAXES.......................................................  51
VOTING RIGHTS...............................................  54
SUBSTITUTION OF INVESTMENTS.................................  54
ABOUT THE SERVICE PROVIDERS.................................  55
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED).......  56
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.......................  67


 2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.


FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408 A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the EEB, MAV and/or PN. The rider adds the terms of the optional benefit to your contract.

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   3

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.


FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "Variable Account and the Funds")



- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")



BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")



OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")



TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE
(Contingent deferred sales load as a percentage of purchase payment surrendered)

The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

                          SEVEN-YEAR SCHEDULE                                  TEN-YEAR SCHEDULE*
           NUMBER OF COMPLETED YEARS FROM  SURRENDER CHARGE    NUMBER OF COMPLETED YEARS FROM   SURRENDER CHARGE
           DATE OF EACH PURCHASE PAYMENT      PERCENTAGE       DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
                         0                         7%                        0                          8%
                         1                         7                         1                          8
                         2                         7                         2                          8
                         3                         6                         3                          7
                         4                         5                         4                          7
                         5                         4                         5                          6
                         6                         2                         6                          5
                         7                         0                         7                          4
                                                                             8                          3
                                                                             9                          2
                                                                             10                         0

* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                                  ASSUMED INVESTMENT RATE
                                                                 3.50%                 5.00%
 Qualified annuity discount rate                                 4.72%                 6.22%
 Nonqualified annuity discount rate                              4.92%                 6.42%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                $     30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

 MAV RIDER FEE                                                                 0.15%
 EEB RIDER FEE                                                                 0.30%
 PN RIDER FEE                                                   Maximum:    Current:
                                                                   0.20%       0.10%

 6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE
 FOR NONQUALIFIED ANNUITIES                                        0.95%
 FOR QUALIFIED ANNUITIES                                           0.75%

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE ACTUAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                  ACQUIRED FUND      GROSS TOTAL
                                                 MANAGEMENT        12B-1           OTHER            FEES AND            ANNUAL
                                                    FEES            FEES          EXPENSES         EXPENSES**          EXPENSES
 AIM V.I. Capital Appreciation Fund, Series I       0.61%             --%           0.27%               --%              0.88%
 Shares
 AIM V.I. Capital Development Fund, Series I        0.75              --            0.31                --               1.06(1)
 Shares
 AIM V.I. Global Health Care Fund, Series II        0.75            0.25            0.32              0.01               1.33(1)
 Shares
 AIM V.I. International Growth Fund, Series II      0.71            0.25            0.36              0.01               1.33(1)
 Shares
 AllianceBernstein VPS Global Technology            0.75            0.25            0.17                --               1.17
 Portfolio (Class B)
 AllianceBernstein VPS Growth and Income            0.55            0.25            0.04                --               0.84
 Portfolio (Class B)
 AllianceBernstein VPS International Value          0.75            0.25            0.06                --               1.06
 Portfolio (Class B)
 American Century VP International, Class I         1.20              --            0.01                --               1.21
 American Century VP Mid Cap Value, Class II        0.90            0.25            0.01                --               1.16
 American Century VP Ultra(R), Class II             0.90            0.25            0.01                --               1.16
 American Century VP Value, Class I                 0.93              --            0.01                --               0.94
 Calvert Variable Series, Inc. Social Balanced      0.70              --            0.20                --               0.90
 Portfolio
 Columbia Marsico Growth Fund, Variable             0.97              --            0.02                --               0.99
 Series, Class A
 Columbia Marsico International Opportunities       1.02            0.25            0.12                --               1.39
 Fund, Variable Series, Class B
 Credit Suisse Trust - Commodity Return             0.50            0.25            0.28                --               1.03(2)
 Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core Portfolio       0.70              --            0.58                --               1.28(2)
 Eaton Vance VT Floating-Rate Income Fund           0.57            0.25            0.32                --               1.14
 Fidelity(R) VIP Contrafund(R) Portfolio            0.56            0.25            0.09                --               0.90
 Service Class 2
 Fidelity(R) VIP Growth & Income Portfolio          0.46            0.10            0.12                --               0.68
 Service Class
 Fidelity(R) VIP Mid Cap Portfolio Service          0.56            0.10            0.10                --               0.76
 Class
 Fidelity(R) VIP Overseas Portfolio Service         0.71            0.10            0.14                --               0.95
 Class
 FTVIPT Franklin Global Real Estate Securities      0.75            0.25            0.31                --               1.31(3)
 Fund - Class 2
 FTVIPT Franklin Small Cap Value Securities         0.51            0.25            0.15              0.02               0.93(4)
 Fund - Class 2
 FTVIPT Templeton Foreign Securities                0.63            0.25            0.14              0.02               1.04(4)
 Fund - Class 2



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   7

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                  ACQUIRED FUND      GROSS TOTAL
                                                 MANAGEMENT        12B-1           OTHER            FEES AND            ANNUAL
                                                    FEES            FEES          EXPENSES         EXPENSES**          EXPENSES
 Goldman Sachs VIT Mid Cap Value                    0.80%             --%           0.07%               --%              0.87%
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small Cap Equity      0.75              --            0.20                --               0.95(5)
 Fund - Institutional Shares
 Goldman Sachs VIT Structured U.S. Equity           0.65              --            0.07                --               0.72(6)
 Fund - Institutional Shares
 Janus Aspen Series Global Technology               0.64            0.25            0.18              0.01               1.08
 Portfolio: Service Shares
 Janus Aspen Series International Growth            0.64            0.25            0.06                --               0.95
 Portfolio: Service Shares
 Janus Aspen Series Large Cap Growth                0.64            0.25            0.02              0.01               0.92
 Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth Portfolio:       0.64            0.25            0.04                --               0.93
 Service Shares
 Lazard Retirement International Equity             0.75            0.25            0.18                --               1.18
 Portfolio - Service Shares
 MFS(R) Investors Growth Stock                      0.75            0.25            0.11                --               1.11
 Series - Service Class
 MFS(R) New Discovery Series - Service Class        0.90            0.25            0.11                --               1.26
 MFS(R) Utilities Series - Service Class            0.75            0.25            0.10                --               1.10(7)
 Neuberger Berman Advisers Management Trust         1.14            0.25            0.17                --               1.56(8)
 International Portfolio (Class S)
 Oppenheimer Global Securities Fund/VA,             0.62            0.25            0.02                --               0.89
 Service Shares
 Oppenheimer Main Street Small Cap Fund/VA,         0.70            0.25            0.02                --               0.97
 Service Shares
 Oppenheimer Strategic Bond Fund/VA, Service        0.57            0.25            0.02              0.02               0.86(9)
 Shares
 PIMCO VIT All Asset Portfolio, Advisor Share       0.18            0.25            0.25              0.69               1.37(10)
 Class
 Putnam VT International New Opportunities          1.00            0.25            0.17                --               1.42(11)
 Fund - Class IB Shares
 Putnam VT Vista Fund - Class IB Shares             0.65            0.25            0.11                --               1.01
 Royce Capital Fund - Micro-Cap Portfolio,          1.25              --            0.06                --               1.31
 Investment Class
 RVST Disciplined Asset Allocation(SM)                --            0.25            0.30              0.76               1.31(12)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)                --            0.25            0.30              0.64               1.19(12)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)                --            0.25            0.30              0.70               1.25(12)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)                --            0.25            0.30              0.73               1.28(12)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)                --            0.25            0.30              0.67               1.22(12)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable              0.70            0.13            0.16                --               0.99(13)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable              0.83            0.13            1.13                --               2.09(13)
 Portfolio - Select Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable              0.97            0.13            0.18                --               1.28(13)
 Portfolio - Small Cap Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Small Cap Value Fund)
 RVST RiverSource(R) Variable                       0.53            0.13            0.14                --               0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable Portfolio - Cash      0.33            0.13            0.14                --               0.60
 Management Fund
 RVST RiverSource(R) Variable                       0.45            0.13            0.16                --               0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable                       0.59            0.13            0.14                --               0.86
 Portfolio - Diversified Equity Income Fund
 RVST RiverSource(R) Variable                       0.68            0.13            0.19                --               1.00(13)
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable                       0.44            0.13            0.17                --               0.74(13)
 Portfolio - Global Inflation Protected
 Securities Fund
 RVST RiverSource(R) Variable                       0.60            0.13            0.16                --               0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable Portfolio - High      0.59            0.13            0.15                --               0.87
 Yield Bond Fund
 RVST RiverSource(R) Variable                       0.61            0.13            0.17                --               0.91
 Portfolio - Income Opportunities Fund
 RVST RiverSource(R) Variable                       0.58            0.13            0.15                --               0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable                       0.59            0.13            0.36                --               1.08(13)
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable Portfolio - Mid       0.58            0.13            0.15                --               0.86
 Cap Growth Fund
 RVST RiverSource(R) Variable Portfolio - Mid       0.73            0.13            0.17                --               1.03(13)
 Cap Value Fund
 RVST RiverSource(R) Variable Portfolio - S&P       0.22            0.13            0.17                --               0.52(13)
 500 Index Fund
 RVST RiverSource(R) Variable                       0.48            0.13            0.18                --               0.79
 Portfolio - Short Duration U.S. Government
 Fund


 8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                  ACQUIRED FUND      GROSS TOTAL
                                                 MANAGEMENT        12B-1           OTHER            FEES AND            ANNUAL
                                                    FEES            FEES          EXPENSES         EXPENSES**          EXPENSES
 RVST RiverSource(R) Variable                       0.68%           0.13%           0.20%               --%              1.01%(13)
 Portfolio - Small Cap Advantage Fund
 RVST Threadneedle(R) Variable                      1.11            0.13            0.26                --               1.50
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable                      0.69            0.13            0.19                --               1.01
 Portfolio - International Opportunity Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity Fund)
 Third Avenue Value Portfolio                       0.90              --            0.27                --               1.17
 Van Kampen Life Investment Trust Comstock          0.56            0.25            0.03                --               0.84
 Portfolio, Class II Shares
 Van Kampen UIF Global Real Estate Portfolio,       0.85            0.35            0.38                --               1.58(14)
 Class II Shares
 Van Kampen UIF Mid Cap Growth Portfolio,           0.75            0.35            0.35                --               1.45(14)
 Class II Shares
 Wanger International Small Cap                     0.88              --            0.11                --               0.99
 (effective June 1, 2008, the Fund will change
 its name to Wanger International)
 Wanger U.S. Smaller Companies                      0.90              --            0.05                --               0.95
 (effective June 1, 2008, the Fund will change
 its name to Wanger USA)
 Wells Fargo Advantage VT Asset Allocation          0.55            0.25            0.22                --               1.02(15)
 Fund
 Wells Fargo Advantage VT International Core        0.75            0.25            0.43                --               1.43(15)
 Fund
 Wells Fargo Advantage VT Small Cap Growth          0.75            0.25            0.23                --               1.23(15)
 Fund



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.05% for AIM V.I. Capital Development Fund, Series I Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


(2) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.25% for Credit Suisse Trust - Mid-Cap Core Portfolio.


(3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.


(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.02% for FTVIPT Templeton Foreign Securities Fund - Class 2.


(5) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. In addition, the Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. This waiver may be modified or terminated at any time at the option of the Investment Adviser. After fee waivers and expense reductions net expenses would be 0.90% for Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares.


(6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(7) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(8) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53% for Neuberger Berman Advisers Management Trust International Portfolio (Class S).


(9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.


(10) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   9

(11) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2008. After fee waivers and expense reimbursements net expenses would be 1.36% for Putnam VT International New Opportunities Fund - Class IB Shares.


(12) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.


(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable
      Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.


(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.


(15) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional MAV, EEB and PN. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY             1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA with a ten-year surrender
 charge schedule                 $1,181      $1,957      $2,651      $4,221           $381       $1,157      $1,951      $4,021
 RAVA with a seven-year
 surrender charge schedule        1,081       1,857       2,451       4,021            381        1,157       1,951       4,021
QUALIFIED ANNUITY
 RAVA with a ten-year surrender
 charge schedule                 $1,160      $1,897      $2,553      $4,040           $360       $1,097      $1,853      $3,840
 RAVA with a seven-year
 surrender charge schedule        1,060       1,797       2,353       3,840            360        1,097       1,853       3,840

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY             1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA with a ten-year surrender
 charge schedule                  $953       $1,276      $1,522      $1,997           $153        $476        $822       $1,797
 RAVA with a seven-year
 surrender charge schedule         853        1,176       1,322       1,797            153         476         822        1,797
QUALIFIED ANNUITY
 RAVA with a ten-year surrender
 charge schedule                  $933       $1,214      $1,415      $1,772           $133        $414        $715       $1,572
 RAVA with a seven-year
 surrender charge schedule         833        1,114       1,215       1,572            133         414         715        1,572



* In these examples, the $30 contract administrative charge is approximated as a .027% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


 10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information of the subaccounts in the Appendix.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statements date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your

              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   11
  subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract - Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


  - Compensating, training and educating financial advisors who sell the contracts.



  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.



  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.


  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

 12  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   13

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series I   stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average growth and       subadvisers.
                              excellent prospects for future growth. The Fund
                              may also invest up to 25% of its total assets in
                              foreign securities that involve risks not
                              associated with investing solely in the United
                              States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Global Health Care   Capital growth. The fund seeks to meet its        Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        objective by investing, normally, at least 80%    advisory entities affiliated with
                              of its assets in securities of health care        Invesco Aim Advisors, Inc.,
                              industry companies. The Fund may invest up to     subadvisers.
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The Fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
Technology Portfolio (Class   least 80% of its net assets in securities of
B)                            companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class I        growing foreign companies in developed            Management, Inc.
                              countries.


 14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
American Century VP Mid Cap   Long-term capital growth with income as a         American Century Investment Management,
Value, Class II               secondary objective. Long-term capital growth     Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that management
                              believes are undervalued at the time of
                              purchase. The fund will invest at least 80% of
                              its assets in securities of companies whose
                              market capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class I                       secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.
Columbia Marsico Growth       Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
Fund, Variable Series, Class  circumstances, the Fund invests primarily in      adviser; Marsico Capital Management,
A                             equity securities of large-capitalization         LLC, sub-adviser.
                              companies that have market capitalizations of $5
                              billion or more at the time of purchase. The
                              Fund generally holds a core position of between
                              35 and 50 common stocks. It may hold up to 25%
                              of total assets in foreign securities, including
                              in emerging market securities.
Columbia Marsico              Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
International Opportunities   circumstances, the Fund invests at least 65% of   adviser; Marsico Capital Management,
Fund, Variable Series, Class  total assets in common stocks of foreign          LLC, sub-adviser.
B                             companies. The Fund may invest in companies of
                              any size throughout the world that are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States. The Fund may invest in common stocks of
                              companies operating in or economically tied to
                              emerging markets countries. Some issuers or
                              securities in the Fund's portfolio may be based
                              in or economically tied to the United States.



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   15

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Credit Suisse Trust -         Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.
Credit Suisse Trust - Mid-    Maximum capital appreciation. Invests in U.S.     Credit Suisse Asset Management, LLC
Cap Core Portfolio            equity securities of "mid-cap" companies
                              selected using proprietary quantitative stock
                              selection models rather than the more
                              traditional fundamental analysis approach.
                              Maintains investment attributes similar to those
                              of the Standard & Poor's MidCap 400(R) Index and
                              intends to limit its divergence from that index
                              in terms of market, industry and sector
                              exposures.
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.


 16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class                         Normally invests a majority of assets in common   FMR Far East, sub- advisers.
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Allocates assets     Fidelity Management & Research Company
Portfolio Service Class       across different market sectors and maturities.   (FMR), investment manager; FMR U.K.,
                              Normally invests primarily in common stocks.      FMR Far East, sub- advisers.
                              Normally invests at least 80% of assets in
                              securities of companies with medium market
                              capitalizations. May invest in companies with
                              smaller or larger market capitalizations.
                              Invests in domestic and foreign issuers. The
                              Fund invests in either "growth" or "value"
                              common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class       primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Templeton Foreign      Long-term capital growth. The Fund normally       Templeton Investment Counsel, LLC
Securities Fund - Class 2     invests at least 80% of its net assets in
                              investments of issuers located outside the U.S.,
                              including those in emerging markets, and
                              normally invests predominantly in equity
                              securities.



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   17

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.


 18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital through a broadly     Goldman Sachs Asset Management, L.P.
Small Cap Equity              diversified portfolio of equity investments in
Fund - Institutional Shares   U.S. issuers. The Fund invests, under normal
                              circumstances, at least 80% of its net assets
                              plus any borrowings for investment purposes
                              (measured at time of purchase) ("Net Assets") in
                              a broadly diversified portfolio of equity
                              investments in small-cap U.S. issuers, including
                              foreign issuers that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances the Fund will
                              invest at least 85% of its Net Assets in such
                              equity investments. These issuers will have
                              public stock market capitalizations (based upon
                              shares available for trading on an unrestricted
                              basis) similar to that of the range of the
                              market capitalization of companies constituting
                              the Russell 2000(R) Index at the time of
                              investment. The Fund is not required to limit
                              its investments to securities in the Russell
                              2000(R) Index. In addition, if the market
                              capitalization of a company held by the Fund
                              moves outside this range, the Fund may, but is
                              not required to, sell the securities. The
                              capitalization range of the Russell 2000(R)
                              Index is currently between $40 million and $4
                              billion. The Fund's investments are selected
                              using a variety of quantitative techniques,
                              derived from fundamental research including but
                              not limited to valuation, momentum,
                              profitability and earnings quality, in seeking
                              to maximize the Fund's expected return. The Fund
                              maintains risk, style, capitalization and
                              industry characteristics similar to the Russell
                              2000 Index. The Russell 2000 Index is an index
                              designed to represent an investable universe of
                              small cap companies. The Fund seeks to maximize
                              expected return while maintaining these and
                              other characteristics similar to the benchmark.
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   19

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital Management LLC
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets in securities of companies that the
                              portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital Management LLC
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets in securities of issuers from countries
                              outside of the United States. The Portfolio
                              normally invests in securities of issuers from
                              several different countries excluding the United
                              States. Although the Portfolio intends to invest
                              substantially all of its assets in issuers
                              located outside the United States, it may at
                              times invest in U.S. issuers, and it may under
                              unusual circumstances, invest all of its assets
                              in a single country. The Portfolio may have
                              significant exposure to emerging markets.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Janus Aspen Series Mid Cap    Long-term growth of capital. Invests, under       Janus Capital Management LLC
Growth Portfolio: Service     normal circumstances, at least 80% of its net
Shares                        assets in equity securities of mid-sized
                              companies whose market capitalization falls, at
                              the time of initial purchase, in the 12-month
                              average of the capitalization ranges of the
                              Russell Midcap Growth Index. Market
                              capitalization is a commonly used measure of the
                              size and value of a company.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.


 20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized outside
                              of the United States and conducts the majority
                              of its business abroad. The Fund seeks to reduce
                              risk by diversifying among many industries.
                              Although it has the flexibility to invest a
                              significant portion of its assets in one country
                              or region, it generally intends to remain well-
                              diversified across countries and geographical
                              regions.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Putnam VT International New   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Opportunities Fund - Class    its goal by investing mainly in common stocks of
IB Shares                     companies outside the United States with a focus
                              on growth stocks.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
Royce Capital Fund -          Long-term growth of capital. Invests primarily    Royce & Associates, LLC
Micro-Cap Portfolio,          in a broadly diversified portfolio of equity
Investment Class              securities issued by micro-cap companies
                              (companies with stock market capitalizations
                              below $500 million).
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests a small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a conservative level of risk.
Conservative                  The Fund invests primarily in fixed income
                              securities and may be most appropriate for
                              investors with a shorter term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate level of risk. The
Moderate                      Fund invests in a balance of fixed income and
                              equity securities and may be most appropriate
                              for investors with an intermediate term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.


 22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate aggressive level of
Moderately Aggressive         risk. The Fund invests primarily in equity
                              securities and also invests a moderate amount in
                              fixed income securities. The Fund may be most
                              appropriate for investors with an
                              intermediate-to-long term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate conservative level of
Moderately Conservative       risk. The Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund                    Fund's assets will be invested primarily in
                              companies with market capitalizations of at
(previously RiverSource       least $5 billion at the time of the Fund's
Variable Portfolio -          investment. The Fund may invest up to 25% of its
Fundamental Value Fund)       net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub- advisers.
(previously RiverSource       companies to be either those with a market
Variable Portfolio - Select   capitalization of up to $15 billion or those
Value Fund)                   whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
(previously RiverSource       time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Variable Portfolio - Small    that fall within the range of the Russell         Denver Investment Advisors LLC,
Cap Value Fund)               2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.


 24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
(previously RiverSource       assets will be invested in securities of
Variable Portfolio -          companies that are located in emerging market
Emerging Markets Fund)        countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
                              Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
(previously RiverSource       markets.
Variable Portfolio -
International Opportunity
Fund)


 26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Third Avenue Value Portfolio  Long-term capital appreciation. Invests           Third Avenue Management LLC
                              primarily in common stocks of well-financed
                              companies, meaning companies without significant
                              liabilities in comparison to their liquid
                              resources at a discount to what the Adviser
                              believes is their intrinsic value.
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
Effective June 1, 2008, the   billion at time of initial purchase.
Fund will change its name to  Effective June 1, 2008:
Wanger International.         Long-term growth of capital. Under normal market
                              circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
Effective June 1, 2008, the   than $5 billion at time of initial purchase.
Fund will change its name to  Effective June 1, 2008:
Wanger USA.                   Long-term growth of capital. Under normal market
                              circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term total return, consisting of capital     Wells Fargo Funds Management, LLC,
Asset Allocation Fund         appreciation and current income. We seek to       adviser; Wells Capital Management
                              achieve the Portfolio's investment objective by   Incorporated, sub-adviser.
                              allocating 60% of its assets to equity
                              securities and 40% of its assets to fixed income
                              securities.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests in        Wells Fargo Funds Management, LLC,
International Core Fund       equity securities of non-U.S. companies that we   adviser; Wells Capital Management
                              believe have strong growth potential and offer    Incorporated, sub-adviser.
                              good value relative to similar investments. We
                              invest primarily in developed countries, but may
                              invest in emerging markets.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.


THE FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

 28  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.


The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of a percent increments. We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following: (1) a partial surrender from the fixed account; or (2) a lump sum from the fixed account to the subaccounts.



We applied your initial purchase payment within two business days after we received it at our corporate office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.



If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY


If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

  If paying by any other method:

     $50

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   29

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

  $100,000 for ages through 85

  $50,000 for ages 86 to 90

(2) These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS

We add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule* for your contract; OR

  - if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule* for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.


To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits**. The amount we pay to you under these circumstances will always equal or exceed your surrender value.


Surrender charges under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated them. Because of higher charges, there could be circumstances where you may be worse off purchasing this contract with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits primarily through revenue from a higher and longer

 30 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS withdrawal charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.


** For contracts purchased in Oregon, we will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.


LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. Subject to state law limitations, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   31

EEB RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select either the MAV or EEB riders. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.

PN RIDER FEE


We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value less any excluded accounts. (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program). The fee will only be deducted from the subaccounts in Washington. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.



This fee does not apply after annuity payouts begin.


SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary; or

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

 32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                         SEVEN-YEAR SCHEDULE                                 TEN-YEAR SCHEDULE*
           NUMBER OF COMPLETED YEARS FROM  SURRENDER CHARGE   NUMBER OF COMPLETED YEARS FROM   SURRENDER CHARGE
           DATE OF EACH PURCHASE PAYMENT      PERCENTAGE      DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
                         0                        7%                         0                        8%
                         1                        7                          1                        8
                         2                        7                          2                        8
                         3                        6                          3                        7
                         4                        5                          4                        7
                         5                        4                          5                        6
                         6                        2                          6                        5
                         7                        0                          7                        4
                                                                             8                        3
                                                                             9                        2
                                                                            10                        0

* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

PARTIAL SURRENDERS

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE:

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

     AMOUNT REQUESTED               $1,000
  -----------------------    OR     ------  = $1,075.27
  1.00 - SURRENDER CHARGE            .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                                                        ASSUMED INVESTMENT RATE
                                                                 3.50%                            5.00%
 Qualified annuity discount rate                                 4.72%                            6.22%
 Nonqualified annuity discount rate                              4.92%                            6.42%

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   33

SURRENDER CHARGE   EXPLANATION
      $  0         $2,500 is contract earnings surrendered without charge; and
         0         $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge
                   (from above).
                   10% of $28,000 = $2,800 - $2,500 = $300
         0         $10,000 purchase payment was received eight or more years
                   before surrender and is surrendered without surrender
                   charge; and
       480         $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and
       420         $6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of
                   purchase payment.
      ----
      $900

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

- required minimum distributions from a qualified annuity provided the amount is not greater than the RMDs for the specific contract in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 at contract issue. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

 34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out,

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected); and

- minus any prorated portion of the PN rider fee (if selected).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payments credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge, surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;


- a prorated portion of the MAV rider fee (if selected);



- a prorated portion of the EEB rider fee (if selected); and/or



- a prorated portion of the PN rider fee (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   35

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                                      NUMBER
BY INVESTING AN EQUAL NUMBER                                             AMOUNT              ACCUMULATION            OF UNITS
OF DOLLARS EACH MONTH ...                          MONTH                INVESTED              UNIT VALUE             PURCHASED
                                                  Jan                     $100                    $20                  5.00
                                                  Feb                      100                     18                  5.56
you automatically buy                ARROW        Mar                      100                     17                  5.88
more units when the                               Apr                      100                     15                  6.67
per unit market price is low ...                  May                      100                     16                  6.25
                                                  Jun                      100                     18                  5.56
                                                  Jul                      100                     17                  5.88
and fewer units                      ARROW        Aug                      100                     19                  5.26
when the per unit                                 Sept                     100                     21                  4.76
market price is high ...                          Oct                      100                     20                  5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.


ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.



You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.



Different rules apply to asset rebalancing under the Portfolio Navigator Program, (See "Portfolio Navigator Asset Allocation Program" below).


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)


The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN program) that represent various asset classes (allocation options).


The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.


You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN


 36 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.



You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.


You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.


Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.


We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   37
directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.


RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.


Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.


Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such

 38 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:


- limit your choice of models based on the amount of your initial purchase payment we accept;


- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a PN model is in effect. You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


Subject to state law limitations, we may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   39

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THIS CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

 40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   41

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers.

MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:               Contract value or entire account balance

Surrenders:              $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

 42  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   43

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


  - you severed employment with the employer who purchased the contract;



  - the distribution is because of your death;



  - effective Jan. 1, 2009, the distribution is due to plan termination; or



  - effective Jan. 1, 2009, you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

 44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value; or

- purchase payments minus adjusted partial surrenders.

                                    PS X DB
  ADJUSTED PARTIAL SURRENDERS   =   ------------
                                    CV

     PS = the partial surrender including any applicable surrender charge.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

  We calculate the death benefit as follows:
    The contract value on the most recent sixth contract        $30,000.00
  anniversary:
    plus purchase payments made since that anniversary:              +0.00
    minus adjusted partial surrenders taken since that
  anniversary calculated as:
       $1,500 X $30,000
           $28,000                                               -1,607.14
                                                                ----------
       for a death benefit of:                                  $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   45

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.



If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.


On the first contract anniversary after the rider effective date, we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE

- You add the MAV when your contract value is $20,000.

- On the first contract anniversary after the rider effective date the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

 46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

  We calculate the death benefit as follows:
  The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
         Greatest of your contract anniversary contract values:                                 $24,000
         plus purchase payments made since that anniversary:                                         +0
         minus adjusted partial surrenders, calculated as:
         ($1,500 X $24,000)
         ------------------  =                                                                   -1,636
              $22,000                                                                           -------
         for a death benefit of:                                                                $22,364

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to keep the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)


The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor whether or not the EEB is appropriate for your situation.



If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.


The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

- MINUS the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   47

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date.

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

- the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB

- You purchased the contract with a purchase payment of $100,000. You add the EEB rider when your contract value is $100,000 and both you and the annuitant are under age 70. You selected the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                $110,000
     plus the EEB which equals 40% of earnings at death (MAV
     death benefit amount minus payments not previously
     surrendered):
     0.40 X ($110,000 - $100,000) =                              +4,000
                                                               --------
                                                               $114,000
  Total death benefit of:

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):     $110,000
     plus the EEB (40% of earnings at death):
     0.40 X ($110,000 - $100,000) =                              +4,000
                                                               --------
                                                               $114,000
  Total death benefit of:

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 5% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 5% surrender charge because your purchase payment is four years old, so we will surrender $39,500 ($37,525 + $1,975 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

         $110,000 - ($50,000 X $110,000)
              ---------------------       =                                                      $ 57,619
                    $105,000$
     plus the EEB (40% of earnings at death):
     0.40 X ($57,619 - $55,000) =                                                                  +1,048
                                                                                                 --------
  Total death benefit of:                                                                        $ 58,667

 48  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58.667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                $200,000
     plus the EEB (40% of earnings at death)
     .40 X 2.50 X ($55,000) =                                   +55,000
                                                               --------
                                                               $255,000
  Total death benefit of:

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                $250,000
     plus the EEB (40% of earnings at death, up to a maximum
     of 100% of purchase payments not previously surrendered
     that are one or more years old)
     0.40 X 2.50 X ($55,000) =                                  +55,000
                                                               --------
                                                               $305,000
  Total death benefit of:

- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                $250,000
     plus the EEB which equals 40% of earnings at death (the
     standard death benefit amount minus payments not
     previously surrendered):
     0.40 X ($250,000 - $105,000) =                             +58,000
                                                               --------
                                                               $308,000
  Total death benefit of:

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   49

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet

 50 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


TAXES



Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   51

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if it is allocable to an investment before Aug. 14, 1982; or



- if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

 52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



- the payout is a RMD as defined under the Code;



- the payout is made on account of an eligible hardship; or



- the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



- because of your death;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



- to pay certain medical or education expenses (IRAs only).



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.



OTHER



PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.



We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   53

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

 54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.


A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.


We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS



RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   55

APPENDIX: CONDENSED FINANCIAL INFORMATION

(Unaudited)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.



We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2007.



VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                         2007        2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.03     $0.98     $0.90     $0.85     $0.66     $0.88     $1.16     $1.31    $1.00
Accumulation unit value at end of period     $1.15     $1.03     $0.98     $0.90     $0.85     $0.66     $0.88     $1.16    $1.31
Number of accumulation units outstanding
  at end of period (000 omitted)            30,209    38,671    42,185    44,154    44,599    46,932    49,574    37,379    4,337
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.89     $1.64     $1.50     $1.31     $0.98     $1.25     $1.37     $1.26    $1.00
Accumulation unit value at end of period     $2.08     $1.89     $1.64     $1.50     $1.31     $0.98     $1.25     $1.37    $1.26
Number of accumulation units outstanding
  at end of period (000 omitted)            11,683    13,834    16,329    18,834    19,915    21,745    23,324    16,977    1,678
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.02     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $1.02        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,881    33,923        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                     $1.39     $1.09     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.57     $1.39     $1.09        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            48,018     1,744       127        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                     $1.14     $1.06     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.36     $1.14     $1.06        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,111    14,120     2,021        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.30     $1.12     $1.08     $0.98     $0.74     $0.96     $1.00        --       --
Accumulation unit value at end of period     $1.35     $1.30     $1.12     $1.08     $0.98     $0.74     $0.96        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           116,725   135,093   149,316   125,010    82,114    43,189     5,550        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                     $2.52     $1.88     $1.63     $1.31     $0.92     $0.98     $1.00        --       --
Accumulation unit value at end of period     $2.64     $2.52     $1.88     $1.63     $1.31     $0.92     $0.98        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           217,241   203,016   153,107    70,504    34,604    12,313       805        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.30     $1.04     $0.93     $0.81     $0.66     $0.83     $1.19     $1.44    $1.00
Accumulation unit value at end of period     $1.52     $1.30     $1.04     $0.93     $0.81     $0.66     $0.83     $1.19    $1.44
Number of accumulation units outstanding
  at end of period (000 omitted)            22,009    24,450    28,073    28,284    27,256    26,878    25,459    15,533    1,791
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00        --        --        --        --        --        --        --       --
Accumulation unit value at end of period     $0.90        --        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            56,815        --        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                     $0.99     $1.04     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.19     $0.99     $1.04        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            13,321    78,916    10,074        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.87     $1.59     $1.52     $1.34     $1.05     $1.21     $1.08     $0.92    $1.00
Accumulation unit value at end of period     $1.76     $1.87     $1.59     $1.52     $1.34     $1.05     $1.21     $1.08    $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)            41,125    47,446    53,724    50,678    46,232    43,222    35,248    14,536    3,657
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.12     $1.04     $0.99     $0.92     $0.78     $0.89     $0.96     $1.00       --
Accumulation unit value at end of period     $1.14     $1.12     $1.04     $0.99     $0.92     $0.78     $0.89     $0.96       --
Number of accumulation units outstanding
  at end of period (000 omitted)            21,893    24,975    23,850    20,551    15,315     9,520     4,490     1,283       --
---------------------------------------------------------------------------------------------------------------------------------


 56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.02     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.19     $1.02        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           204,077   121,798        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.27     $1.07        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            32,112    59,299        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.97     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $0.97        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            17,045    51,380        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (09/21/1999)
Accumulation unit value at beginning of
  period                                     $1.29     $1.27     $1.20     $1.07     $0.75     $1.07     $1.29     $1.32    $1.00
Accumulation unit value at end of period     $1.43     $1.29     $1.27     $1.20     $1.07     $0.75     $1.07     $1.29    $1.32
Number of accumulation units outstanding
  at end of period (000 omitted)             7,945     9,789    12,277    14,837    16,665    17,821    20,158    17,825    1,838
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.03     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.04     $1.03        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           111,086   103,830        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.03     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.20     $1.03        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           294,643   244,121        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.15     $1.03     $0.96     $0.92     $0.75     $0.90     $1.00     $1.05    $1.00
Accumulation unit value at end of period     $1.28     $1.15     $1.03     $0.96     $0.92     $0.75     $0.90     $1.00    $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)            78,090    92,368   107,380   122,387   119,334   108,027   103,719    63,414   15,603
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $3.15     $2.82     $2.41     $1.94     $1.41     $1.58     $1.65     $1.24    $1.00
Accumulation unit value at end of period     $3.61     $3.15     $2.82     $2.41     $1.94     $1.41     $1.58     $1.65    $1.24
Number of accumulation units outstanding
  at end of period (000 omitted)            56,323    67,426    72,759    73,206    67,863    63,268    59,393    38,193    5,709
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.35     $1.15     $0.97     $0.86     $0.61     $0.77     $0.98     $1.23    $1.00
Accumulation unit value at end of period     $1.57     $1.35     $1.15     $0.97     $0.86     $0.61     $0.77     $0.98    $1.23
Number of accumulation units outstanding
  at end of period (000 omitted)            33,656    38,789    40,988    42,151    31,628    28,991    27,850    18,802    3,421
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                     $3.23     $2.70     $2.39     $1.83     $1.36     $1.34     $1.25     $0.96    $1.00
Accumulation unit value at end of period     $2.53     $3.23     $2.70     $2.39     $1.83     $1.36     $1.34     $1.25    $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)            93,100   128,540   139,618   120,456    87,330    59,317    24,477     6,879      885
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.45     $2.11     $1.96     $1.59     $1.21     $1.35     $1.19     $0.96    $1.00
Accumulation unit value at end of period     $2.38     $2.45     $2.11     $1.96     $1.59     $1.21     $1.35     $1.19    $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)            66,946    78,886    78,073    59,293    43,978    29,743    10,800     2,846      586
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.71     $1.42     $1.30     $1.10     $0.84     $1.00        --        --       --
Accumulation unit value at end of period     $1.96     $1.71     $1.42     $1.30     $1.10     $0.84        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            12,350    14,587    17,595    15,352    11,165     8,386        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.67     $2.31     $2.07     $1.65     $1.30     $1.37     $1.23     $0.95    $1.00
Accumulation unit value at end of period     $2.73     $2.67     $2.31     $2.07     $1.65     $1.30     $1.37     $1.23    $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)           139,637   163,687   174,918   115,616    83,015    56,079    23,748     7,622    1,634
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.97     $1.76     $1.68     $1.45     $1.00     $1.19     $1.14     $1.13    $1.00
Accumulation unit value at end of period     $1.63     $1.97     $1.76     $1.68     $1.45     $1.00     $1.19     $1.14    $1.13
Number of accumulation units outstanding
  at end of period (000 omitted)             6,389     8,977    10,823    12,173    13,511    14,285    14,153    10,252    1,876
---------------------------------------------------------------------------------------------------------------------------------



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   57

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.16     $1.04     $0.98     $0.86     $0.67     $0.86     $0.99     $1.10    $1.00
Accumulation unit value at end of period     $1.14     $1.16     $1.04     $0.98     $0.86     $0.67     $0.86     $0.99    $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)           187,585   231,223   248,935   128,074    83,166    71,820    60,343    42,626    8,981
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.43     $0.40     $0.36     $0.36     $0.25     $0.43     $0.68     $1.00       --
Accumulation unit value at end of period     $0.52     $0.43     $0.40     $0.36     $0.36     $0.25     $0.43     $0.68       --
Number of accumulation units outstanding
  at end of period (000 omitted)            28,860    30,606    32,606    37,258    40,520    37,200    34,767    20,288       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.34     $0.92     $0.70     $0.60     $0.45     $0.61     $0.80     $1.00       --
Accumulation unit value at end of period     $1.71     $1.34     $0.92     $0.70     $0.60     $0.45     $0.61     $0.80       --
Number of accumulation units outstanding
  at end of period (000 omitted)            80,158    77,239    72,832    75,760    81,742    81,189    60,527    25,763       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00        --        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.06        --        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           154,650        --        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.60     $0.54     $0.48     $0.40     $0.30     $0.42     $0.70     $1.00       --
Accumulation unit value at end of period     $0.73     $0.60     $0.54     $0.48     $0.40     $0.30     $0.42     $0.70       --
Number of accumulation units outstanding
  at end of period (000 omitted)            27,632    29,699    34,555    40,872    48,862    52,428    54,805    29,626       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.25     $1.03     $0.93     $0.82     $0.64     $0.72     $0.96     $1.07    $1.00
Accumulation unit value at end of period     $1.37     $1.25     $1.03     $0.93     $0.82     $0.64     $0.72     $0.96    $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)            69,884    86,802   101,054    90,221    62,349    29,532    15,860     7,958    1,981
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.70     $0.66     $0.64     $0.59     $0.48     $0.68     $0.91     $1.00       --
Accumulation unit value at end of period     $0.77     $0.70     $0.66     $0.64     $0.59     $0.48     $0.68     $0.91       --
Number of accumulation units outstanding
  at end of period (000 omitted)            80,158   100,533   117,493   108,239    91,666    69,576    50,212    19,521       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.99     $0.89     $0.85     $0.81     $0.61     $0.90     $0.96     $1.00       --
Accumulation unit value at end of period     $1.01     $0.99     $0.89     $0.85     $0.81     $0.61     $0.90     $0.96       --
Number of accumulation units outstanding
  at end of period (000 omitted)            42,261    51,188    62,995    77,406    74,690    59,272    34,072    12,308       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.78     $1.37     $1.18     $0.92     $0.68     $0.89     $1.00        --       --
Accumulation unit value at end of period     $2.25     $1.78     $1.37     $1.18     $0.92     $0.68     $0.89        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            78,212    71,164    55,870    28,362    18,051    10,543     2,997        --       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.07     $1.04        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            64,614    57,067        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.52     $1.31     $1.16     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.60     $1.52     $1.31     $1.16        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            48,173    51,514    33,811    11,540        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.43     $1.26     $1.15     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.40     $1.43     $1.26     $1.15        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            34,265    34,462    18,592     7,652        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.16     $1.09     $1.07     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.26     $1.16     $1.09     $1.07        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           536,032   339,587   150,945    22,945        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.12     $1.04        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           161,214   154,199        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------


 58  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.22     $0.98     $0.83     $0.74     $0.56     $0.65     $0.92     $1.51    $1.00
Accumulation unit value at end of period     $1.37     $1.22     $0.98     $0.83     $0.74     $0.56     $0.65     $0.92    $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)            34,921    40,790    47,078    55,071    64,872    72,395    78,901    62,964    6,079
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.06     $1.02     $0.91     $0.78     $0.59     $0.85     $1.29     $1.36    $1.00
Accumulation unit value at end of period     $1.10     $1.06     $1.02     $0.91     $0.78     $0.59     $0.85     $1.29    $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)            33,551    42,808    49,747    57,095    67,224    72,033    74,819    49,764    5,084
---------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $3.36     $2.80     $2.53     $2.24     $1.51     $1.75     $1.36     $1.15    $1.00
Accumulation unit value at end of period     $3.47     $3.36     $2.80     $2.53     $2.24     $1.51     $1.75     $1.36    $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)            16,842    20,156    22,799    26,803    26,590    25,593    20,056     8,005    1,228
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.09     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.12     $1.09        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           117,605   123,150        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.29     $1.12     $1.12     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.36     $1.29     $1.12     $1.12        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             9,188     9,786    10,247     4,730        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.91     $1.60     $1.52     $1.28     $0.93     $1.07     $1.00        --       --
Accumulation unit value at end of period     $1.80     $1.91     $1.60     $1.52     $1.28     $0.93     $1.07        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           148,793   126,637   127,559    90,541    67,609    43,199     6,885        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.23     $1.08     $1.05     $0.97     $0.81     $0.94     $1.05     $1.09    $1.00
Accumulation unit value at end of period     $1.24     $1.23     $1.08     $1.05     $0.97     $0.81     $0.94     $1.05    $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)            86,628    89,309    92,705    84,704    79,035    64,273    37,760    28,348    5,220
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.16     $1.12     $1.10     $1.10     $1.10     $1.09     $1.06     $1.01    $1.00
Accumulation unit value at end of period     $1.20     $1.16     $1.12     $1.10     $1.10     $1.10     $1.09     $1.06    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           286,121   258,492   193,996   187,100   203,753   255,251   243,870   171,785   65,522
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.71% and 3.78%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.06     $1.03     $1.02     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.11     $1.06     $1.03     $1.02        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            31,764    24,861    17,450     7,405        --        --        --        --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.34     $1.30     $1.28     $1.23     $1.19     $1.13     $1.06     $1.01    $1.00
Accumulation unit value at end of period     $1.40     $1.34     $1.30     $1.28     $1.23     $1.19     $1.13     $1.06    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           599,680   511,100   332,677   221,377   188,939   154,530    83,968    30,783    7,186
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.81     $1.52     $1.35     $1.15     $0.82     $1.02     $1.01     $1.03    $1.00
Accumulation unit value at end of period     $1.94     $1.81     $1.52     $1.35     $1.15     $0.82     $1.02     $1.01    $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)           560,416   585,144   408,559   255,776   134,486    86,442    43,328    12,124    3,149
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.44     $1.36     $1.44     $1.32     $1.18     $1.03     $1.03     $1.00    $1.00
Accumulation unit value at end of period     $1.54     $1.44     $1.36     $1.44     $1.32     $1.18     $1.03     $1.03    $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)           204,316   169,931   130,135    82,347    51,936    31,133    16,572     8,968    1,552
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                     $1.05     $1.05     $1.03     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $1.05     $1.05     $1.03        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           147,400   161,490    91,038     2,274        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   59

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.73     $0.66     $0.62     $0.57     $0.48     $0.65     $0.95     $1.18    $1.00
Accumulation unit value at end of period     $0.75     $0.73     $0.66     $0.62     $0.57     $0.48     $0.65     $0.95    $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)           283,769   326,108   323,849   191,140   192,314   135,693   129,186    97,754   16,891
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.37     $1.25     $1.21     $1.09     $0.88     $0.95     $0.91     $1.01    $1.00
Accumulation unit value at end of period     $1.39     $1.37     $1.25     $1.21     $1.09     $0.88     $0.95     $0.91    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           218,538   251,768   262,154   242,254   177,150    93,845    58,348    31,722    7,774
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                     $1.14     $1.07     $1.04     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.16     $1.14     $1.07     $1.04        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           116,516   109,316    29,477     1,052        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.96     $0.84     $0.79     $0.75     $0.59     $0.76     $0.93     $1.14    $1.00
Accumulation unit value at end of period     $0.98     $0.96     $0.84     $0.79     $0.75     $0.59     $0.76     $0.93    $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)           383,078   450,207   263,828   130,790    69,981    52,124    26,327    24,003    5,333
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.34     $1.14     $1.10     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.33     $1.34     $1.14     $1.10        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,988     7,937     6,232     3,498        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.22     $1.23     $1.12     $1.04     $0.85     $1.00     $1.00        --       --
Accumulation unit value at end of period     $1.37     $1.22     $1.23     $1.12     $1.04     $0.85     $1.00        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            50,337    62,826    47,283    53,376    42,780    16,388     2,489        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
  period                                     $1.36     $1.19     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.49     $1.36     $1.19        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            71,709   101,239     6,605        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.00     $0.87     $0.84     $0.77     $0.61     $0.79     $0.91     $1.00       --
Accumulation unit value at end of period     $1.04     $1.00     $0.87     $0.84     $0.77     $0.61     $0.79     $0.91       --
Number of accumulation units outstanding
  at end of period (000 omitted)           127,010   139,008   154,949   144,039   103,587    64,771    35,957     9,812       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.25     $1.22     $1.21     $1.21     $1.20     $1.14     $1.08     $1.00    $1.00
Accumulation unit value at end of period     $1.31     $1.25     $1.22     $1.21     $1.21     $1.20     $1.14     $1.08    $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)           120,018   125,729   145,087   160,725   155,718   124,866    50,510    16,258   11,135
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.77     $1.60     $1.53     $1.30     $0.89     $1.08     $1.16     $1.12    $1.00
Accumulation unit value at end of period     $1.68     $1.77     $1.60     $1.53     $1.30     $0.89     $1.08     $1.16    $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)            38,095    49,721    59,243    61,563    44,627    29,202    22,792    14,830    2,970
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
  period                                     $2.05     $1.54     $1.16     $0.94     $0.68     $0.72     $0.74     $1.00       --
Accumulation unit value at end of period     $2.81     $2.05     $1.54     $1.16     $0.94     $0.68     $0.72     $0.74       --
Number of accumulation units outstanding
  at end of period (000 omitted)            89,546    89,672    75,520    22,549     8,256     4,750     1,789       906       --
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
  period                                     $1.12     $0.91     $0.81     $0.69     $0.55     $0.67     $0.95     $1.27    $1.00
Accumulation unit value at end of period     $1.26     $1.12     $0.91     $0.81     $0.69     $0.55     $0.67     $0.95    $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)            75,421    80,961    77,787    51,446    23,614    20,012    15,821    13,967    2,575
---------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/21/1999)
Accumulation unit value at beginning of
  period                                     $3.32     $2.89     $2.54     $2.13     $1.51     $1.70     $1.51     $1.08    $1.00
Accumulation unit value at end of period     $3.14     $3.32     $2.89     $2.54     $2.13     $1.51     $1.70     $1.51    $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)            23,692    28,765    31,916    32,334    31,927    31,335    27,040     8,231    1,873
---------------------------------------------------------------------------------------------------------------------------------


 60  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.37     $1.19     $1.15     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.33     $1.37     $1.19     $1.15        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           224,730   258,223   203,272    36,974        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.23     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.11     $1.23        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            51,109    51,499        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.99     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.20     $0.99        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            14,940    37,273        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.27     $1.67     $1.38     $1.07     $0.72     $0.85     $1.08     $1.51    $1.00
Accumulation unit value at end of period     $2.62     $2.27     $1.67     $1.38     $1.07     $0.72     $0.85     $1.08    $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)           164,570   186,862   170,230   104,567    66,022    43,554    27,818    18,245    1,234
*Effective June 1, 2008, the Fund will
  change its name to Wanger
  International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.89     $1.77     $1.60     $1.36     $0.96     $1.16     $1.05     $1.15    $1.00
Accumulation unit value at end of period     $1.98     $1.89     $1.77     $1.60     $1.36     $0.96     $1.16     $1.05    $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)           212,646   235,960   241,623   184,961   129,824    78,311    40,791    23,813    2,476
*Effective June 1, 2008, the Fund will
  change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.28     $1.15     $1.10     $1.02     $0.84     $0.97     $1.00        --       --
Accumulation unit value at end of period     $1.37     $1.28     $1.15     $1.10     $1.02     $0.84     $0.97        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            37,314    40,046    43,629    41,656    30,948    14,864     3,799        --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.28     $1.06     $0.98     $0.90     $0.69     $0.90     $1.00        --       --
Accumulation unit value at end of period     $1.43     $1.28     $1.06     $0.98     $0.90     $0.69     $0.90        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,327     8,088     9,021    10,390     8,227     4,703     1,200        --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.18     $0.97     $0.92     $0.81     $0.58     $0.94     $1.00        --       --
Accumulation unit value at end of period     $1.34     $1.18     $0.97     $0.92     $0.81     $0.58     $0.94        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            35,670    25,726    19,618    22,185    19,289     9,992     2,060        --       --
---------------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.02     $0.96     $0.89     $0.85     $0.66     $0.88     $1.16     $1.31    $1.00
Accumulation unit value at end of period     $1.13     $1.02     $0.96     $0.89     $0.85     $0.66     $0.88     $1.16    $1.31
Number of accumulation units outstanding
  at end of period (000 omitted)            26,499    33,759    37,608    41,803    44,130    48,704    55,044    46,419    5,160
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.86     $1.62     $1.49     $1.30     $0.97     $1.25     $1.37     $1.26    $1.00
Accumulation unit value at end of period     $2.05     $1.86     $1.62     $1.49     $1.30     $0.97     $1.25     $1.37    $1.26
Number of accumulation units outstanding
  at end of period (000 omitted)            11,661    14,226    16,359    19,515    20,889    23,015    25,531    19,878    1,892
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.02     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $1.02        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,964    15,226        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                     $1.38     $1.09     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.57     $1.38     $1.09        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            23,729     1,198       107        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                     $1.14     $1.06     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.35     $1.14     $1.06        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,415     5,609       801        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   61

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.29     $1.11     $1.07     $0.97     $0.74     $0.96     $1.00        --       --
Accumulation unit value at end of period     $1.34     $1.29     $1.11     $1.07     $0.97     $0.74     $0.96        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            74,246    84,552    91,924    75,935    54,358    29,770     4,363        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                     $2.49     $1.86     $1.61     $1.31     $0.92     $0.98     $1.00        --       --
Accumulation unit value at end of period     $2.61     $2.49     $1.86     $1.61     $1.31     $0.92     $0.98        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           135,634   127,479    94,909    44,705    24,114     9,270       790        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.28     $1.03     $0.92     $0.81     $0.66     $0.83     $1.18     $1.44    $1.00
Accumulation unit value at end of period     $1.49     $1.28     $1.03     $0.92     $0.81     $0.66     $0.83     $1.18    $1.44
Number of accumulation units outstanding
  at end of period (000 omitted)            22,876    26,483    30,007    30,595    30,150    31,512    32,127    20,591    2,094
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00        --        --        --        --        --        --        --       --
Accumulation unit value at end of period     $0.90        --        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            28,466        --        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                     $0.99     $1.04     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.19     $0.99     $1.04        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             8,170    35,411     4,856        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.84     $1.57     $1.51     $1.33     $1.04     $1.20     $1.08     $0.92    $1.00
Accumulation unit value at end of period     $1.73     $1.84     $1.57     $1.51     $1.33     $1.04     $1.20     $1.08    $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)            40,862    47,256    53,403    50,775    49,145    49,161    41,460    21,041    4,775
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.10     $1.02     $0.98     $0.91     $0.77     $0.89     $0.96     $1.00       --
Accumulation unit value at end of period     $1.12     $1.10     $1.02     $0.98     $0.91     $0.77     $0.89     $0.96       --
Number of accumulation units outstanding
  at end of period (000 omitted)            17,034    19,334    19,301    17,682    14,100     9,832     6,090     1,693       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.02     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.19     $1.02        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           113,001    66,352        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.26     $1.07        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            22,702    32,712        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.97     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $0.97        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            12,631    26,224        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (09/21/1999)
Accumulation unit value at beginning of
  period                                     $1.27     $1.26     $1.18     $1.06     $0.74     $1.06     $1.28     $1.32    $1.00
Accumulation unit value at end of period     $1.40     $1.27     $1.26     $1.18     $1.06     $0.74     $1.06     $1.28    $1.32
Number of accumulation units outstanding
  at end of period (000 omitted)             7,584     9,967    12,660    15,543    17,844    20,303    24,697    22,624    2,872
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.03     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.04     $1.03        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            71,987    59,159        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.03     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.20     $1.03        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           166,815   127,364        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.14     $1.01     $0.95     $0.91     $0.74     $0.90     $1.00     $1.04    $1.00
Accumulation unit value at end of period     $1.26     $1.14     $1.01     $0.95     $0.91     $0.74     $0.90     $1.00    $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)            75,513    89,221   108,101   127,378   125,390   117,223   119,736    77,558   18,137
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $3.11     $2.79     $2.38     $1.93     $1.40     $1.57     $1.64     $1.24    $1.00
Accumulation unit value at end of period     $3.56     $3.11     $2.79     $2.38     $1.93     $1.40     $1.57     $1.64    $1.24
Number of accumulation units outstanding
  at end of period (000 omitted)            52,936    63,504    70,537    72,884    69,808    68,203    67,132    48,251    6,945
---------------------------------------------------------------------------------------------------------------------------------


 62  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.33     $1.14     $0.96     $0.86     $0.60     $0.77     $0.98     $1.23    $1.00
Accumulation unit value at end of period     $1.54     $1.33     $1.14     $0.96     $0.86     $0.60     $0.77     $0.98    $1.23
Number of accumulation units outstanding
  at end of period (000 omitted)            32,307    37,262    40,363    43,553    34,462    33,063    32,758    22,910    3,612
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                     $3.18     $2.66     $2.37     $1.81     $1.35     $1.33     $1.25     $0.96    $1.00
Accumulation unit value at end of period     $2.49     $3.18     $2.66     $2.37     $1.81     $1.35     $1.33     $1.25    $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)            59,503    81,589    88,911    80,587    63,047    44,591    19,803     6,181      683
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.42     $2.09     $1.94     $1.58     $1.21     $1.34     $1.19     $0.96    $1.00
Accumulation unit value at end of period     $2.34     $2.42     $2.09     $1.94     $1.58     $1.21     $1.34     $1.19    $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)            46,935    55,078    55,521    44,541    34,639    23,553     9,584     2,897      590
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.69     $1.41     $1.29     $1.10     $0.84     $1.00        --        --       --
Accumulation unit value at end of period     $1.94     $1.69     $1.41     $1.29     $1.10     $0.84        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            12,682    15,475    18,421    15,951    12,608     9,570        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.63     $2.29     $2.05     $1.64     $1.29     $1.37     $1.23     $0.95    $1.00
Accumulation unit value at end of period     $2.69     $2.63     $2.29     $2.05     $1.64     $1.29     $1.37     $1.23    $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)            96,413   112,452   117,932    84,473    65,106    47,539    24,711    10,265    2,023
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.94     $1.74     $1.66     $1.44     $1.00     $1.18     $1.14     $1.13    $1.00
Accumulation unit value at end of period     $1.60     $1.94     $1.74     $1.66     $1.44     $1.00     $1.18     $1.14    $1.13
Number of accumulation units outstanding
  at end of period (000 omitted)             7,429     9,981    12,490    14,537    16,300    17,792    18,974    14,809    2,665
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.15     $1.02     $0.97     $0.85     $0.67     $0.86     $0.99     $1.10    $1.00
Accumulation unit value at end of period     $1.12     $1.15     $1.02     $0.97     $0.85     $0.67     $0.86     $0.99    $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)           126,734   160,736   168,697   108,140    80,350    75,489    71,185    55,239    9,951
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.42     $0.40     $0.36     $0.36     $0.25     $0.42     $0.68     $1.00       --
Accumulation unit value at end of period     $0.51     $0.42     $0.40     $0.36     $0.36     $0.25     $0.42     $0.68       --
Number of accumulation units outstanding
  at end of period (000 omitted)            19,559    22,668    24,131    27,479    30,159    31,354    34,050    22,949       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.33     $0.91     $0.70     $0.59     $0.45     $0.61     $0.80     $1.00       --
Accumulation unit value at end of period     $1.68     $1.33     $0.91     $0.70     $0.59     $0.45     $0.61     $0.80       --
Number of accumulation units outstanding
  at end of period (000 omitted)            64,174    61,879    59,325    61,390    68,389    74,111    64,147    29,251       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00        --        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.06        --        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            72,177        --        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.59     $0.53     $0.48     $0.40     $0.30     $0.42     $0.70     $1.00       --
Accumulation unit value at end of period     $0.72     $0.59     $0.53     $0.48     $0.40     $0.30     $0.42     $0.70       --
Number of accumulation units outstanding
  at end of period (000 omitted)            18,083    20,670    24,803    30,043    36,658    42,883    51,500    33,689       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.23     $1.01     $0.92     $0.81     $0.64     $0.72     $0.96     $1.07    $1.00
Accumulation unit value at end of period     $1.35     $1.23     $1.01     $0.92     $0.81     $0.64     $0.72     $0.96    $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)            51,659    62,992    73,982    66,844    53,159    28,853    19,727    10,774    2,504
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.69     $0.65     $0.63     $0.59     $0.48     $0.67     $0.90     $1.00       --
Accumulation unit value at end of period     $0.76     $0.69     $0.65     $0.63     $0.59     $0.48     $0.67     $0.90       --
Number of accumulation units outstanding
  at end of period (000 omitted)            58,819    73,300    84,506    78,223    74,564    62,663    51,051    21,973       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.98     $0.88     $0.84     $0.80     $0.61     $0.90     $0.96     $1.00       --
Accumulation unit value at end of period     $0.99     $0.98     $0.88     $0.84     $0.80     $0.61     $0.90     $0.96       --
Number of accumulation units outstanding
  at end of period (000 omitted)            31,915    38,120    48,503    60,214    61,988    53,383    36,822    15,060       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.76     $1.36     $1.18     $0.91     $0.68     $0.89     $1.00        --       --
Accumulation unit value at end of period     $2.22     $1.76     $1.36     $1.18     $0.91     $0.68     $0.89        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            51,479    45,869    35,163    18,264    12,519     7,093     2,778        --       --
---------------------------------------------------------------------------------------------------------------------------------



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   63

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.07     $1.04        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            30,611    26,517        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.51     $1.30     $1.15     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.59     $1.51     $1.30     $1.15        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            32,187    34,962    20,721     6,121        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.42     $1.25     $1.15     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.39     $1.42     $1.25     $1.15        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            23,107    22,606    12,037     4,085        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.15     $1.08     $1.07     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.25     $1.15     $1.08     $1.07        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           360,480   226,000    94,657    11,924        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.12     $1.04        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            82,318    76,067        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.21     $0.97     $0.82     $0.73     $0.56     $0.65     $0.92     $1.51    $1.00
Accumulation unit value at end of period     $1.35     $1.21     $0.97     $0.82     $0.73     $0.56     $0.65     $0.92    $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)            30,296    36,740    43,047    51,671    62,780    74,769    90,196    80,679    8,200
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.05     $1.00     $0.90     $0.77     $0.58     $0.85     $1.29     $1.36    $1.00
Accumulation unit value at end of period     $1.08     $1.05     $1.00     $0.90     $0.77     $0.58     $0.85     $1.29    $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)            26,405    34,609    42,680    51,579    63,075    73,930    87,722    68,407    7,245
---------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                     $3.32     $2.76     $2.50     $2.22     $1.50     $1.74     $1.35     $1.15    $1.00
Accumulation unit value at end of period     $3.41     $3.32     $2.76     $2.50     $2.22     $1.50     $1.74     $1.35    $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)            16,534    20,055    22,867    27,132    27,838    27,063    23,583    11,880    1,886
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.08     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.11     $1.08        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            55,721    57,963        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.28     $1.12     $1.12     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.34     $1.28     $1.12     $1.12        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,203     5,724     5,777     2,540        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.89     $1.59     $1.51     $1.27     $0.93     $1.07     $1.00        --       --
Accumulation unit value at end of period     $1.78     $1.89     $1.59     $1.51     $1.27     $0.93     $1.07        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            79,474    69,587    72,463    57,581    44,918    28,099     6,314        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.21     $1.07     $1.04     $0.96     $0.80     $0.93     $1.05     $1.09    $1.00
Accumulation unit value at end of period     $1.22     $1.21     $1.07     $1.04     $0.96     $0.80     $0.93     $1.05    $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)            74,966    74,221    77,525    74,540    73,310    64,613    53,096    39,810    6,539
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.14     $1.10     $1.08     $1.09     $1.09     $1.09     $1.06     $1.01    $1.00
Accumulation unit value at end of period     $1.18     $1.14     $1.10     $1.08     $1.09     $1.09     $1.09     $1.06    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           247,870   211,744   147,452   148,915   178,580   228,237   265,455   203,922   87,424
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.52% and 3.58%, respectively.
---------------------------------------------------------------------------------------------------------------------------------


 64  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.05     $1.03     $1.02     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.10     $1.05     $1.03     $1.02        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            29,701    22,501    15,300     4,962        --        --        --        --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.32     $1.28     $1.26     $1.22     $1.18     $1.13     $1.06     $1.01    $1.00
Accumulation unit value at end of period     $1.38     $1.32     $1.28     $1.26     $1.22     $1.18     $1.13     $1.06    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           408,270   351,043   257,273   190,125   176,013   159,405   106,760    43,920   11,675
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.79     $1.51     $1.34     $1.14     $0.82     $1.02     $1.01     $1.03    $1.00
Accumulation unit value at end of period     $1.91     $1.79     $1.51     $1.34     $1.14     $0.82     $1.02     $1.01    $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)           363,274   383,460   278,737   181,318    99,776    67,958    41,299    14,227    3,441
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.42     $1.34     $1.43     $1.31     $1.17     $1.03     $1.02     $1.00    $1.00
Accumulation unit value at end of period     $1.51     $1.42     $1.34     $1.43     $1.31     $1.17     $1.03     $1.02    $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)           141,675   123,834   102,876    72,702    54,100    36,626    23,970    14,137    2,368
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                     $1.05     $1.05     $1.03     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.12     $1.05     $1.05     $1.03        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            88,734    95,224    51,906     1,504        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.72     $0.66     $0.61     $0.57     $0.47     $0.64     $0.94     $1.18    $1.00
Accumulation unit value at end of period     $0.74     $0.72     $0.66     $0.61     $0.57     $0.47     $0.64     $0.94    $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)           186,447   216,237   212,229   135,373   147,485   118,986   130,764   106,410   13,813
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.35     $1.23     $1.20     $1.08     $0.87     $0.94     $0.91     $1.01    $1.00
Accumulation unit value at end of period     $1.37     $1.35     $1.23     $1.20     $1.08     $0.87     $0.94     $0.91    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           186,775   221,767   237,711   236,566   197,358   122,784    88,813    52,655   10,137
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                     $1.14     $1.06     $1.04     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.16     $1.14     $1.06     $1.04        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            65,977    61,812    18,068       783        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.94     $0.82     $0.78     $0.75     $0.58     $0.76     $0.93     $1.14    $1.00
Accumulation unit value at end of period     $0.96     $0.94     $0.82     $0.78     $0.75     $0.58     $0.76     $0.93    $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)           242,876   290,744   144,230    94,730    45,599    34,956    26,779    22,159    3,227
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.34     $1.13     $1.09     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.32     $1.34     $1.13     $1.09        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,152     4,707     3,594     2,030        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.20     $1.22     $1.11     $1.03     $0.85     $0.99     $1.00        --       --
Accumulation unit value at end of period     $1.35     $1.20     $1.22     $1.11     $1.03     $0.85     $0.99        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            35,043    43,939    31,419    35,498    29,450    12,145     2,238        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
  period                                     $1.36     $1.19     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.48     $1.36     $1.19        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            43,555    54,642     4,982        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.99     $0.86     $0.84     $0.77     $0.60     $0.79     $0.91     $1.00       --
Accumulation unit value at end of period     $1.03     $0.99     $0.86     $0.84     $0.77     $0.60     $0.79     $0.91       --
Number of accumulation units outstanding
  at end of period (000 omitted)            92,416   104,302   122,070   117,372    91,398    65,011    40,575    14,084       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.24     $1.20     $1.20     $1.20     $1.19     $1.13     $1.08     $1.00    $1.00
Accumulation unit value at end of period     $1.29     $1.24     $1.20     $1.20     $1.20     $1.19     $1.13     $1.08    $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)           104,637   108,222   121,249   130,386   135,202   116,147    56,966    24,654   12,796
---------------------------------------------------------------------------------------------------------------------------------



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   65

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.74     $1.58     $1.52     $1.29     $0.88     $1.07     $1.16     $1.12    $1.00
Accumulation unit value at end of period     $1.65     $1.74     $1.58     $1.52     $1.29     $0.88     $1.07     $1.16    $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)            28,329    38,372    46,718    51,057    39,709    29,341    24,346    16,349    3,029
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
  period                                     $2.02     $1.53     $1.15     $0.94     $0.67     $0.72     $0.74     $1.00       --
Accumulation unit value at end of period     $2.77     $2.02     $1.53     $1.15     $0.94     $0.67     $0.72     $0.74       --
Number of accumulation units outstanding
  at end of period (000 omitted)            50,491    51,867    44,244    16,315     6,501     3,888     1,542       693       --
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
  period                                     $1.11     $0.90     $0.80     $0.69     $0.54     $0.67     $0.95     $1.27    $1.00
Accumulation unit value at end of period     $1.24     $1.11     $0.90     $0.80     $0.69     $0.54     $0.67     $0.95    $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)            58,762    64,541    61,793    40,351    21,462    19,189    18,664    15,670    2,173
---------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/21/1999)
Accumulation unit value at beginning of
  period                                     $3.27     $2.85     $2.51     $2.12     $1.50     $1.69     $1.50     $1.08    $1.00
Accumulation unit value at end of period     $3.08     $3.27     $2.85     $2.51     $2.12     $1.50     $1.69     $1.50    $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)            23,616    28,313    32,580    33,905    34,897    35,110    31,848    11,524    2,043
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.36     $1.18     $1.15     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.32     $1.36     $1.18     $1.15        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           113,380   130,395    96,755    18,714        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.22     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.11     $1.22        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            29,814    27,318        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.99     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.20     $0.99        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             9,199    17,529        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.24     $1.65     $1.37     $1.06     $0.72     $0.84     $1.08     $1.51    $1.00
Accumulation unit value at end of period     $2.58     $2.24     $1.65     $1.37     $1.06     $0.72     $0.84     $1.08    $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)           108,613   122,718   114,381    79,981    56,466    42,309    30,297    21,844    1,343
*Effective June 1, 2008, the Fund will
  change its name to Wanger
  International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.86     $1.74     $1.58     $1.35     $0.95     $1.15     $1.05     $1.15    $1.00
Accumulation unit value at end of period     $1.94     $1.86     $1.74     $1.58     $1.35     $0.95     $1.15     $1.05    $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)           145,262   164,257   169,886   140,320   108,046    72,853    46,456    29,881    2,723
*Effective June 1, 2008, the Fund will
  change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.26     $1.14     $1.09     $1.01     $0.84     $0.97     $1.00        --       --
Accumulation unit value at end of period     $1.35     $1.26     $1.14     $1.09     $1.01     $0.84     $0.97        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            28,981    29,215    32,466    31,201    22,278    11,859     3,224        --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.26     $1.05     $0.97     $0.89     $0.69     $0.90     $1.00        --       --
Accumulation unit value at end of period     $1.41     $1.26     $1.05     $0.97     $0.89     $0.69     $0.90        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,538     6,052     6,690     7,049     5,248     2,781     1,031        --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.17     $0.96     $0.91     $0.81     $0.58     $0.94     $1.00        --       --
Accumulation unit value at end of period     $1.32     $1.17     $0.96     $0.91     $0.81     $0.58     $0.94        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            23,653    17,655    14,334    16,103    13,800     7,655     2,230        --       --
---------------------------------------------------------------------------------------------------------------------------------


 66  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements



              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   67

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 68  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS
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              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   69

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 70  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

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              RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS   71

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

(800) 862-7919


   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
       annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.


       (C) 2008 RiverSource Life Insurance Company. All rights reserved.


S-6467 M (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise Financial, Inc. financial advisors and their spouses (advisors), and

- individuals investing an initial purchase payment of $1 million (other individuals).

NEW RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities
             RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products Funds - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares
- Lazard Retirement Series, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST) formerly known as RiverSource Variable Portfolio Funds

- Royce Capital Fund
- Third Avenue Variable Series Trust
- The Universal Institutional Funds, Inc.

  Van Kampen Life Investment Trust

- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   1

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   6
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................  12
FINANCIAL STATEMENTS........................................  12
THE VARIABLE ACCOUNT AND THE FUNDS..........................  12
THE FIXED ACCOUNT...........................................  29
BUYING YOUR CONTRACT........................................  30
CHARGES.....................................................  31
VALUING YOUR INVESTMENT.....................................  33
MAKING THE MOST OF YOUR CONTRACT............................  34
SURRENDERS..................................................  41
TSA -- SPECIAL PROVISIONS...................................  42
CHANGING OWNERSHIP..........................................  42
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  43
OPTIONAL BENEFITS...........................................  44
THE ANNUITY PAYOUT PERIOD...................................  47
TAXES.......................................................  49
VOTING RIGHTS...............................................  52
SUBSTITUTION OF INVESTMENTS.................................  52
ABOUT THE SERVICE PROVIDERS.................................  53
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED).......  54
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.......................  59





 2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.


FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB, MAV and/or PN. The rider adds the terms of the optional benefit to your contract.



RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.



      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   3

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.


FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")



- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")



BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (see "Benefits in Case of Death -- Standard Death Benefit")



OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")



TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")



      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

 SURRENDER CHARGE                                                0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)


 MAV RIDER FEE                                                                                          0.15%
 EEB RIDER FEE                                                                                          0.30%
 PN RIDER FEE                                                 Maximum: 0.20%                   Current: 0.10%


ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

 MORTALITY AND EXPENSE RISK FEE                                 0.55%

 6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 AIM V.I. Capital Appreciation Fund,       0.61%            --%          0.27%               --%                   0.88%
 Series I Shares
 AIM V.I. Capital Development Fund,        0.75             --           0.31                --                    1.06(1)
 Series I Shares
 AIM V.I. Global Health Care Fund,         0.75           0.25           0.32              0.01                    1.33(1)
 Series II Shares
 AIM V.I. International Growth Fund,       0.71           0.25           0.36              0.01                    1.33(1)
 Series II Shares
 AllianceBernstein VPS Global              0.75           0.25           0.17                --                    1.17
 Technology Portfolio (Class B)
 AllianceBernstein VPS Growth and          0.55           0.25           0.04                --                    0.84
 Income Portfolio (Class B)
 AllianceBernstein VPS International       0.75           0.25           0.06                --                    1.06
 Value Portfolio (Class B)
 American Century VP International,        1.20             --           0.01                --                    1.21
 Class I
 American Century VP Mid Cap Value,        0.90           0.25           0.01                --                    1.16
 Class II
 American Century VP Ultra(R), Class       0.90           0.25           0.01                --                    1.16
 II
 American Century VP Value, Class I        0.93             --           0.01                --                    0.94
 Calvert Variable Series, Inc. Social      0.70             --           0.20                --                    0.90
 Balanced Portfolio
 Columbia Marsico Growth Fund,             0.97             --           0.02                --                    0.99
 Variable Series, Class A
 Columbia Marsico International            1.02           0.25           0.12                --                    1.39
 Opportunities Fund, Variable Series,
 Class B
 Credit Suisse Trust - Commodity           0.50           0.25           0.28                --                    1.03(2)
 Return Strategy Portfolio
 Credit Suisse Trust - Mid-Cap Core        0.70             --           0.58                --                    1.28(2)
 Portfolio
 Eaton Vance VT Floating-Rate Income       0.57           0.25           0.32                --                    1.14
 Fund
 Fidelity(R) VIP Contrafund(R)             0.56           0.25           0.09                --                    0.90
 Portfolio Service Class 2
 Fidelity(R) VIP Growth & Income           0.46           0.10           0.12                --                    0.68
 Portfolio Service Class
 Fidelity(R) VIP Mid Cap Portfolio         0.56           0.10           0.10                --                    0.76
 Service Class
 Fidelity(R) VIP Overseas Portfolio        0.71           0.10           0.14                --                    0.95
 Service Class
 FTVIPT Franklin Global Real Estate        0.75           0.25           0.31                --                    1.31(3)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value           0.51           0.25           0.15              0.02                    0.93(4)
 Securities Fund - Class 2
 FTVIPT Templeton Foreign Securities       0.63           0.25           0.14              0.02                    1.04(4)
 Fund - Class 2
 Goldman Sachs VIT Mid Cap Value           0.80             --           0.07                --                    0.87
 Fund - Institutional Shares
 Goldman Sachs VIT Structured Small        0.75             --           0.20                --                    0.95(5)
 Cap Equity Fund - Institutional
 Shares
 Goldman Sachs VIT Structured U.S.         0.65             --           0.07                --                    0.72(6)
 Equity Fund - Institutional Shares
 Janus Aspen Series Global Technology      0.64           0.25           0.18              0.01                    1.08
 Portfolio: Service Shares



      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 Janus Aspen Series International          0.64%          0.25%          0.06%               --%                   0.95%
 Growth Portfolio: Service Shares
 Janus Aspen Series Large Cap Growth       0.64           0.25           0.02              0.01                    0.92
 Portfolio: Service Shares
 Janus Aspen Series Mid Cap Growth         0.64           0.25           0.04                --                    0.93
 Portfolio: Service Shares
 Lazard Retirement International           0.75           0.25           0.18                --                    1.18
 Equity Portfolio - Service Shares
 MFS(R) Investors Growth Stock             0.75           0.25           0.11                --                    1.11
 Series - Service Class
 MFS(R) New Discovery Series - Service     0.90           0.25           0.11                --                    1.26
 Class
 MFS(R) Utilities Series - Service         0.75           0.25           0.10                --                    1.10(7)
 Class
 Neuberger Berman Advisers Management      1.14           0.25           0.17                --                    1.56(8)
 Trust International Portfolio (Class
 S)
 Oppenheimer Global Securities             0.62           0.25           0.02                --                    0.89
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap         0.70           0.25           0.02                --                    0.97
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond Fund/VA,       0.57           0.25           0.02              0.02                    0.86(9)
 Service Shares
 PIMCO VIT All Asset Portfolio,            0.18           0.25           0.25              0.69                    1.37(10)
 Advisor Share Class
 Putnam VT International New               1.00           0.25           0.17                --                    1.42(11)
 Opportunities Fund - Class IB Shares
 Putnam VT Vista Fund - Class IB           0.65           0.25           0.11                --                    1.01
 Shares
 Royce Capital Fund - Micro-Cap            1.25             --           0.06                --                    1.31
 Portfolio, Investment Class
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.76                    1.31(12)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.64                    1.19(12)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.70                    1.25(12)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.73                    1.28(12)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.67                    1.22(12)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable     0.70           0.13           0.16                --                    0.99(13)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable     0.83           0.13           1.13                --                    2.09(13)
 Portfolio - Select Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable     0.97           0.13           0.18                --                    1.28(13)
 Portfolio - Small Cap Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Small Cap Value Fund)
 RVST RiverSource(R) Variable              0.53           0.13           0.14                --                    0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable              0.33           0.13           0.14                --                    0.60
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable              0.45           0.13           0.16                --                    0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.14                --                    0.86
 Portfolio - Diversified Equity Income
 Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.19                --                    1.00(13)
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable              0.44           0.13           0.17                --                    0.74(13)
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable              0.60           0.13           0.16                --                    0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.15                --                    0.87
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable              0.61           0.13           0.17                --                    0.91
 Portfolio - Income Opportunities Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.36                --                    1.08(13)
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable              0.73           0.13           0.17                --                    1.03(13)
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable              0.22           0.13           0.17                --                    0.52(13)
 Portfolio - S&P 500 Index Fund
 RVST RiverSource(R) Variable              0.48           0.13           0.18                --                    0.79
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.20                --                    1.01(13)
 Portfolio - Small Cap Advantage Fund
 RVST Threadneedle(R) Variable             1.11           0.13           0.26                --                    1.50
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable             0.69           0.13           0.19                --                    1.01
 Portfolio - International Opportunity
 Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity
 Fund)


 8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 Third Avenue Value Portfolio              0.90%            --%          0.27%               --%                   1.17%
 Van Kampen Life Investment Trust          0.56           0.25           0.03                --                    0.84
 Comstock Portfolio, Class II Shares
 Van Kampen UIF Global Real Estate         0.85           0.35           0.38                --                    1.58(14)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth             0.75           0.35           0.35                --                    1.45(14)
 Portfolio, Class II Shares
 Wanger International Small Cap            0.88             --           0.11                --                    0.99
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)
 Wanger U.S. Smaller Companies             0.90             --           0.05                --                    0.95
 (effective June 1, 2008, the Fund
 will change its name to Wanger USA)
 Wells Fargo Advantage VT Asset            0.55           0.25           0.22                --                    1.02(15)
 Allocation Fund
 Wells Fargo Advantage VT                  0.75           0.25           0.43                --                    1.43(15)
 International Core Fund
 Wells Fargo Advantage VT Small Cap        0.75           0.25           0.23                --                    1.23(15)
 Growth Fund



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.05% for AIM V.I. Capital Development Fund, Series I Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


(2) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.25% for Credit Suisse Trust - Mid-Cap Core Portfolio.


(3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.


(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.02% for FTVIPT Templeton Foreign Securities Fund - Class 2.


(5) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. In addition, the Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. This waiver may be modified or terminated at any time at the option of the Investment Adviser. After fee waivers and expense reductions net expenses would be 0.90% for Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares.


(6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(7) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(8) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53% for Neuberger Berman Advisers Management Trust International Portfolio (Class S).


(9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.


(10) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.


(11) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2008. After fee waivers and expense reimbursements net expenses would be 1.36% for Putnam VT International New Opportunities Fund - Class IB Shares.


(12) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.



      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   9

(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable
      Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.


(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.


(15) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


 10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. It assumes that you select both the optional MAV, EEB and PN. Although your actual costs may be higher or lower, based on this assumption your costs would be:



                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                           $340       $1,036       $1,755        $3,655


MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                           $112       $  351       $  608        $1,342



* In these examples, the $30 contract administrative charge is approximated as a .027% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to this contract by the total average net assets that are attributable to the contract.



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   11

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in the Appendix.

We do not include condensed financial information for subaccounts that are new and have no activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your

 12 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


  - Compensating, training and educating financial advisors who sell the contracts.



  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.



  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.


  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   13

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

 14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series I   stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average growth and       subadvisers.
                              excellent prospects for future growth. The Fund
                              may also invest up to 25% of its total assets in
                              foreign securities that involve risks not
                              associated with investing solely in the United
                              States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Global Health Care   Capital growth. The Fund seeks to meet its        Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        objective by investing, normally, at least 80%    advisory entities affiliated with
                              of its assets in securities of health care        Invesco Aim Advisors, Inc.,
                              industry companies. The Fund may invest up to     subadvisers.
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The Fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
Technology Portfolio (Class   least 80% of its net assets in securities of
B)                            companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class I        growing foreign companies in developed            Management, Inc.
                              countries.



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   15

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
American Century VP Mid Cap   Long-term capital growth with income as a         American Century Investment Management,
Value, Class II               secondary objective. Long-term capital growth     Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that management
                              believes are undervalued at the time of
                              purchase. The fund will invest at least 80% of
                              its assets in securities of companies whose
                              market capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class I                       secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.
Columbia Marsico Growth       Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
Fund, Variable Series, Class  circumstances, the Fund invests primarily in      adviser; Marsico Capital Management,
A                             equity securities of large-capitalization         LLC, sub-adviser.
                              companies that have market capitalizations of $5
                              billion or more at the time of purchase. The
                              Fund generally holds a core position of between
                              35 and 50 common stocks. It may hold up to 25%
                              of total assets in foreign securities, including
                              in emerging market securities.
Columbia Marsico              Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
International Opportunities   circumstances, the Fund invests at least 65% of   adviser; Marsico Capital Management,
Fund, Variable Series, Class  total assets in common stocks of foreign          LLC, sub-adviser.
B                             companies. The Fund may invest in companies of
                              any size throughout the world that are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States. The Fund may invest in common stocks of
                              companies operating in or economically tied to
                              emerging markets countries. Some issuers or
                              securities in the Fund's portfolio may be based
                              in or economically tied to the United States.


 16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Credit Suisse Trust -         Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.
Credit Suisse Trust -         Maximum capital appreciation. Invests in U.S.     Credit Suisse Asset Management, LLC
Mid-Cap Core Portfolio        equity securities of "mid-cap" companies
                              selected using proprietary quantitative stock
                              selection models rather than the more
                              traditional fundamental analysis approach.
                              Maintains investment attributes similar to those
                              of the Standard & Poor's MidCap 400(R) Index and
                              intends to limit its divergence from that index
                              in terms of market, industry and sector
                              exposures.
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   17

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class                         Normally invests a majority of assets in common   FMR Far East, sub- advisers.
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Allocates assets     Fidelity Management & Research Company
Portfolio Service Class       across different market sectors and maturities.   (FMR), investment manager; FMR U.K.,
                              Normally invests primarily in common stocks.      FMR Far East, sub- advisers.
                              Normally invests at least 80% of assets in
                              securities of companies with medium market
                              capitalizations. May invest in companies with
                              smaller or larger market capitalizations.
                              Invests in domestic and foreign issuers. The
                              Fund invests in either "growth" or "value"
                              common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class       primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Templeton Foreign      Long-term capital growth. The Fund normally       Templeton Investment Counsel, LLC
Securities Fund - Class 2     invests at least 80% of its net assets in
                              investments of issuers located outside the U.S.,
                              including those in emerging markets, and
                              normally invests predominantly in equity
                              securities.


 18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   19

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital through a broadly     Goldman Sachs Asset Management, L.P.
Small Cap Equity              diversified portfolio of equity investments in
Fund - Institutional Shares   U.S. issuers. The Fund invests, under normal
                              circumstances, at least 80% of its net assets
                              plus any borrowings for investment purposes
                              (measured at time of purchase) ("Net Assets") in
                              a broadly diversified portfolio of equity
                              investments in small-cap U.S. issuers, including
                              foreign issuers that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances the Fund will
                              invest at least 85% of its Net Assets in such
                              equity investments. These issuers will have
                              public stock market capitalizations (based upon
                              shares available for trading on an unrestricted
                              basis) similar to that of the range of the
                              market capitalization of companies constituting
                              the Russell 2000(R) Index at the time of
                              investment. The Fund is not required to limit
                              its investments to securities in the Russell
                              2000(R) Index. In addition, if the market
                              capitalization of a company held by the Fund
                              moves outside this range, the Fund may, but is
                              not required to, sell the securities. The
                              capitalization range of the Russell 2000(R)
                              Index is currently between $40 million and $4
                              billion. The Fund's investments are selected
                              using a variety of quantitative techniques,
                              derived from fundamental research including but
                              not limited to valuation, momentum,
                              profitability and earnings quality, in seeking
                              to maximize the Fund's expected return. The Fund
                              maintains risk, style, capitalization and
                              industry characteristics similar to the Russell
                              2000(R) Index. The Russell 2000 Index is an
                              index designed to represent an investable
                              universe of small cap companies. The Fund seeks
                              to maximize expected return while maintaining
                              these and other characteristics similar to the
                              benchmark.
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.


 20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital Management LLC
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets in securities of companies that the
                              portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital Management LLC
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets in securities of issuers from countries
                              outside of the United States. The Portfolio
                              normally invests in securities of issuers from
                              several different countries excluding the United
                              States. Although the Portfolio intends to invest
                              substantially all of its assets in issuers
                              located outside the United States, it may at
                              times invest in U.S. issuers, and it may under
                              unusual circumstances, invest all of its assets
                              in a single country. The Portfolio may have
                              significant exposure to emerging markets.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Janus Aspen Series Mid Cap    Long-term growth of capital. Invests, under       Janus Capital Management LLC
Growth Portfolio: Service     normal circumstances, at least 80% of its net
Shares                        assets in equity securities of mid-sized
                              companies whose market capitalization falls, at
                              the time of initial purchase, in the 12-month
                              average of the capitalization ranges of the
                              Russell Midcap Growth Index. Market
                              capitalization is a commonly used measure of the
                              size and value of a company.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized outside
                              of the United States and conducts the majority
                              of its business abroad. The Fund seeks to reduce
                              risk by diversifying among many industries.
                              Although it has the flexibility to invest a
                              significant portion of its assets in one country
                              or region, it generally intends to remain well-
                              diversified across countries and geographical
                              regions.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.


 22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Putnam VT International New   Long-term capital appreciation. The fund pursues  Putnam Investment Management, LLC
Opportunities Fund - Class    its goal by investing mainly in common stocks of
IB Shares                     companies outside the United States with a focus
                              on growth stocks.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
Royce Capital Fund -          Long-term growth of capital. Invests primarily    Royce & Associates, LLC
Micro-Cap Portfolio,          in a broadly diversified portfolio of equity
Investment Class              securities issued by micro-cap companies
                              (companies with stock market capitalizations
                              below $500 million).
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests a small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a conservative level of risk. The Fund
Conservative                  invests primarily in fixed income securities and
                              may be most appropriate for investors with a
                              shorter term investment horizon. This is a "fund
                              of funds" and seeks to achieve its objective by
                              investing in a combination of underlying funds
                              for which RiverSource Investments acts as
                              investment manager or an affiliate acts as
                              principal underwriter. By investing in several
                              underlying funds, the Fund seeks to minimize the
                              risks inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate level of risk. The Fund invests
Moderate                      in a balance of fixed income and equity
                              securities and may be most appropriate for
                              investors with an intermediate term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate aggressive level of risk. The
Moderately Aggressive         Fund invests primarily in equity securities and
                              also invests a moderate amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with an intermediate-to-long term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with a moderate conservative level of risk. The
Moderately Conservative       Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund                    Fund's assets will be invested primarily in
                              companies with market capitalizations of at
(previously RiverSource       least $5 billion at the time of the Fund's
Variable Portfolio -          investment. The Fund may invest up to 25% of its
Fundamental Value Fund)       net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub- advisers.
(previously RiverSource       companies to be either those with a market
Variable Portfolio - Select   capitalization of up to $15 billion or those
Value Fund)                   whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
(previously RiverSource       time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Variable Portfolio - Small    that fall within the range of the Russell         Denver Investment Advisors LLC,
Cap Value Fund)               2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.


 24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.


 26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
(previously RiverSource       assets will be invested in securities of
Variable Portfolio -          companies that are located in emerging market
Emerging Markets Fund)        countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
                              Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
(previously RiverSource       markets.
Variable Portfolio -
International Opportunity
Fund)



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Third Avenue Value Portfolio  Long-term capital appreciation. Invests           Third Avenue Management LLC
                              primarily in common stocks of well-financed
                              companies, meaning companies without significant
                              liabilities in comparison to their liquid
                              resources at a discount to what the Adviser
                              believes is their intrinsic value.
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:                           Columbia Wanger Asset Management, L.P.
Fund will change its name to  Long-term growth of capital. Under normal market
Wanger International.         circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.


 28  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Long-term growth of capital. Under normal market
Wanger USA.                   circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term total return, consisting of capital     Wells Fargo Funds Management, LLC,
Asset Allocation Fund         appreciation and current income. We seek to       adviser; Wells Capital Management
                              achieve the Portfolio's investment objective by   Incorporated, sub-adviser.
                              allocating 60% of its assets to equity
                              securities and 40% of its assets to fixed income
                              securities.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests in        Wells Fargo Funds Management, LLC,
International Core Fund       equity securities of non-U.S. companies that we   adviser; Wells Capital Management
                              believe have strong growth potential and offer    Incorporated, sub-adviser.
                              good value relative to similar investments. We
                              invest primarily in developed countries, but may
                              invest in emerging markets.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.



THE FIXED ACCOUNT


You also may allocate purchase payments and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   29

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in tenth of a percent increments. We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following: (1) a partial surrender from the fixed account; or (2) a lump sum from the fixed account to the subaccounts,



We applied your initial purchase payment within two business days after we received it at our corporate office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.



If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75 or a date that has been otherwise agreed to by us. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay the annuity payouts start date for this contract.

BENEFICIARY


If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

  If paying by any other method:

     $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

 30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)

  FOR EMPLOYEES/ADVISORS:

     $100,000 for ages through 85

     $50,000 for ages 86 to 90

  FOR OTHER INDIVIDUALS:

     $100,000

(2) These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

FOR EMPLOYEES/ADVISORS ONLY

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. Subject to state law limitations, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected,



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   31
we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select either the MAV or EEB riders. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.


PN RIDER FEE



We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). If selected, we deduct an annual fee of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value less any excluded accounts (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). In Washington the fee will only be deducted from the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.



This fee does not apply after annuity payouts begin.


SURRENDER CHARGE

There is no charge if you surrender all or part of your contract.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

 32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered and amounts transferred out;

- minus any prorated portion of the contract administrative charge;


- minus any prorated portion of the MAV rider fee (if selected);



- minus any prorated portion of the EEB rider fee (if selected); and



- minus any prorated portion of the PN rider fee (if selected).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders; and/or

     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   33
a deduction of:

- a prorated portion of the contract administrative charge;


- a prorated portion of the MAV rider fee (if selected);



- a prorated portion of the EEB rider fee (if selected); and/or



- a prorated portion of the PN rider fee (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up our automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                         NUMBER
number of dollars each                                    AMOUNT                  ACCUMULATION                OF UNITS
month ...                            MONTH                INVESTED                UNIT VALUE                  PURCHASED
                                      Jan                   $100                      $20                       5.00
                                      Feb                    100                       18                       5.56
you automatically buy
more units when the per
unit market price is
low ...                  (ARROW)

                                      Mar                    100                       17                       5.88
                                      Apr                    100                       15                       6.67
                                      May                    100                       16                       6.25
                                      Jun                    100                       18                       5.56
                                      Jul                    100                       17                       5.88
and fewer units
when the per unit
market price is high
....                      (ARROW)
                                      Aug                    100                       19                       5.26
                                      Sept                   100                       21                       4.76
                                      Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method
 34 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.



Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)



The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN program) that represent various asset classes (allocation options).



The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.



You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.



You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.



You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.



Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.



However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   35

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.


 36  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.



We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial purchase payment we accept;



- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.



The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).



RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   37

TRANSFERRING AMONG ACCOUNTS


The transfer rights discussed in this section do not apply while a PN model is in effect. You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.


When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


Subject to state limitations, we may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

 38  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   39

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- If a PN program is in effect, you are not allowed to set up an automated transfers.


MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

 40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

MAXIMUM AMOUNT

Transfers:               Contract value or entire account balance
Surrenders:              $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   41

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


  - you severed employment with the employer who purchased the contract;



  - the distribution is because of your death;



  - effective Jan. 1, 2009, the distribution is due to plan termination; or



  - effective Jan. 1, 2009, you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if

 42 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value; or

- purchase payments minus adjusted partial surrenders.

                                    PS X DB
  ADJUSTED PARTIAL SURRENDERS   =   ------------
                                    CV

     PS = the partial surrender including any applicable surrender charge.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

         We calculate the death benefit as follows:
         The contract value on the most recent sixth contract anniversary:                    $30,000.00
         plus purchase payments made since that anniversary:                                       +0.00
         minus adjusted partial surrenders taken since that anniversary calculated as:
         $1,500 x $30,000
         ----------------  =                                                                   -1,607.14
             $28,000
                                                                                              ----------
         for a death benefit of:                                                              $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders your spouse and the next annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   43

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  If you elected any optional contract features and riders your spouse and the next annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.



If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.


On the first contract anniversary after the rider effective date, we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

 44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

EXAMPLE

- You add the MAV when your contract value is $20,000.

- On the first contract anniversary after the rider effective date the contract value grows to $24,000.

- During the second contract anniversary the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:                                $24,000
         plus purchase payments made since that anniversary:                                        +0
         minus adjusted partial surrenders, calculated as:
         $1,500 x $24,000
         ----------------  =                                                                    -1,636
             $22,000                                                                           -------
         for a death benefit of:                                                               $22,364

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to keep the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)


The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor whether or not the EEB is appropriate for your situation.



If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.


The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   45

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

- MINUS the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date.

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

- the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB

- You purchased the contract with a purchase payment of $100,000 and both you and the annuitant are under age 70. You selected the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                $110,000
     plus the EEB which equals 40% of earnings at death (MAV
     death benefit amount minus payments not previously
     surrendered):
     0.40 x ($110,000 - $100,000) =                              +4,000
                                                               --------
  Total death benefit of:                                      $114,000

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):     $110,000
     plus the EEB (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                              +4,000
                                                               --------
  Total death benefit of:                                      $114,000

- During the third contract year the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
       $110,000 - ($50,000 x $110,000)
       -------------------------------  =                                                          $57,619
                  $105,000                                                                         -------
    plus the EEB (40% of earnings at death):
    0.40 x ($57,619 - $55,000) =                                                                    +1,048
                                                                                                   -------
  Total death benefit of:                                                                          $58,667

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

 46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                $200,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                  +55,000
                                                               --------
  Total death benefit of:                                      $255,000

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                $250,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                  +55,000
                                                               --------
  Total death benefit of:                                      $305,000

- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                $250,000
     plus the EEB which equals 40% of earnings at death (the
     standard death benefit amount minus payments not
     previously surrendered):
     0.40 x ($250,000 - $105,000) =                             +58,000
                                                               --------
  Total death benefit of:                                      $308,000

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   47

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

 48  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


TAXES



Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   49

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if it is allocable to an investment before Aug. 14, 1982; or



- if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

 50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



- the payout is a RMD as defined under the Code;



- the payout is made on account of an eligible hardship; or



- the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



- because of your death;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



- to pay certain medical or education expenses (IRAs only).



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.



OTHER



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.



We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   51
subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

 52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 1.15% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.


A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.


We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   53

APPENDIX: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2007.



VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                 2007      2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.05    $0.99    $0.91    $0.86    $0.67    $0.89    $1.17    $1.31    $1.00
Accumulation unit value at end of period            $1.16    $1.05    $0.99    $0.91    $0.86    $0.67    $0.89    $1.17    $1.31
Number of accumulation units outstanding at end
  of period (000 omitted)                             310      380      910      866      867    1,024    1,358    1,343      185
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I
  SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.92    $1.66    $1.52    $1.32    $0.98    $1.26    $1.38    $1.27    $1.00
Accumulation unit value at end of period            $2.12    $1.92    $1.66    $1.52    $1.32    $0.98    $1.26    $1.38    $1.27
Number of accumulation units outstanding at end
  of period (000 omitted)                             134      212      283      298      274      302      394      318        4
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II
  SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.03    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.14    $1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             115    1,114       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II
  SHARES (11/01/2005)
Accumulation unit value at beginning of period      $1.39    $1.09    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period            $1.58    $1.39    $1.09       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,479      105        5       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO
  (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period      $1.14    $1.06    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period            $1.36    $1.14    $1.06       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              61      653      144       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
  (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $1.31    $1.13    $1.09    $0.98    $0.75    $0.97    $1.00       --       --
Accumulation unit value at end of period            $1.37    $1.31    $1.13    $1.09    $0.98    $0.75    $0.97       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,081    1,374    1,186      726      969      310      136       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $2.55    $1.90    $1.64    $1.32    $0.92    $0.98    $1.00       --       --
Accumulation unit value at end of period            $2.68    $2.55    $1.90    $1.64    $1.32    $0.92    $0.98       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,600    3,592    2,607      984      472      606      210       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I
  (09/15/1999)
Accumulation unit value at beginning of period      $1.32    $1.06    $0.94    $0.82    $0.66    $0.84    $1.19    $1.44    $1.00
Accumulation unit value at end of period            $1.54    $1.32    $1.06    $0.94    $0.82    $0.66    $0.84    $1.19    $1.44
Number of accumulation units outstanding at end
  of period (000 omitted)                             155      352      594      675      517      634      781      532        9
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II
  (05/01/2007)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period            $0.90       --       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,710       --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II
  (11/01/2005)
Accumulation unit value at beginning of period      $1.00    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period            $1.20    $1.00    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             187    2,939      618       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/15/1999)
Accumulation unit value at beginning of period      $1.89    $1.61    $1.54    $1.35    $1.06    $1.21    $1.08    $0.92    $1.00
Accumulation unit value at end of period            $1.79    $1.89    $1.61    $1.54    $1.35    $1.06    $1.21    $1.08    $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                             578      747    1,037    1,067      904      766      506      435       59
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED
  PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of period      $1.13    $1.05    $1.00    $0.93    $0.78    $0.89    $0.96    $1.00       --
Accumulation unit value at end of period            $1.16    $1.13    $1.05    $1.00    $0.93    $0.78    $0.89    $0.96       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              21       18        5       54        8        8        6        5       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES,
  CLASS A (05/01/2006)
Accumulation unit value at beginning of period      $1.02    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.20    $1.02       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,466    2,834       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.07    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.27    $1.07       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             772    2,194       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                  2007     2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period      $0.97    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.12    $0.97       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             677    1,600       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO
  (09/21/1999)
Accumulation unit value at beginning of period      $1.30    $1.29    $1.21    $1.08    $0.75    $1.07    $1.29    $1.32    $1.00
Accumulation unit value at end of period            $1.45    $1.30    $1.29    $1.21    $1.08    $0.75    $1.07    $1.29    $1.32
Number of accumulation units outstanding at end
  of period (000 omitted)                              28       86      281      378      431      421      467      891       17
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
  (05/01/2006)
Accumulation unit value at beginning of period      $1.03    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.04    $1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,116    2,567       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE
  CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.03    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.21    $1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,443    6,582       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE
  CLASS (09/15/1999)
Accumulation unit value at beginning of period      $1.17    $1.04    $0.97    $0.92    $0.75    $0.91    $1.00    $1.05    $1.00
Accumulation unit value at end of period            $1.30    $1.17    $1.04    $0.97    $0.92    $0.75    $0.91    $1.00    $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                             676      754    1,103    1,370    1,249    1,172    1,090      764      445
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS
  (09/15/1999)
Accumulation unit value at beginning of period      $3.20    $2.86    $2.43    $1.96    $1.42    $1.59    $1.65    $1.24    $1.00
Accumulation unit value at end of period            $3.68    $3.20    $2.86    $2.43    $1.96    $1.42    $1.59    $1.65    $1.24
Number of accumulation units outstanding at end
  of period (000 omitted)                             591      664      915    1,023      984      862      781      616      102
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS
  (09/15/1999)
Accumulation unit value at beginning of period      $1.37    $1.16    $0.98    $0.87    $0.61    $0.77    $0.99    $1.23    $1.00
Accumulation unit value at end of period            $1.59    $1.37    $1.16    $0.98    $0.87    $0.61    $0.77    $0.99    $1.23
Number of accumulation units outstanding at end
  of period (000 omitted)                              92      298      605      429      144       82      114      116       25
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period      $3.27    $2.73    $2.42    $1.85    $1.37    $1.35    $1.26    $0.96    $1.00
Accumulation unit value at end of period            $2.58    $3.27    $2.73    $2.42    $1.85    $1.37    $1.35    $1.26    $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             688      836      667      487      349      205      211      148        4
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period      $2.49    $2.14    $1.98    $1.61    $1.22    $1.35    $1.20    $0.96    $1.00
Accumulation unit value at end of period            $2.42    $2.49    $2.14    $1.98    $1.61    $1.22    $1.35    $1.20    $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             576      738      593      414      242      282      150        9        2
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS
  2 (03/01/2002)
Accumulation unit value at beginning of period      $1.73    $1.43    $1.30    $1.11    $0.84    $1.00       --       --       --
Accumulation unit value at end of period            $1.98    $1.73    $1.43    $1.30    $1.11    $0.84       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             272      283      357      348      232      182       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period      $2.71    $2.34    $2.09    $1.67    $1.31    $1.38    $1.24    $0.95    $1.00
Accumulation unit value at end of period            $2.78    $2.71    $2.34    $2.09    $1.67    $1.31    $1.38    $1.24    $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,008    2,339    1,930      834      639      450      200       15        8
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period      $2.00    $1.79    $1.69    $1.46    $1.01    $1.19    $1.15    $1.13    $1.00
Accumulation unit value at end of period            $1.66    $2.00    $1.79    $1.69    $1.46    $1.01    $1.19    $1.15    $1.13
Number of accumulation units outstanding at end
  of period (000 omitted)                              12      114      119      150      104       87       97      100       41
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.18    $1.05    $0.99    $0.87    $0.67    $0.87    $0.99    $1.10    $1.00
Accumulation unit value at end of period            $1.15    $1.18    $1.05    $0.99    $0.87    $0.67    $0.87    $0.99    $1.10
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,678    2,499    3,019    1,522      735      694      943      577      170
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of period      $0.43    $0.41    $0.37    $0.37    $0.25    $0.43    $0.68    $1.00       --
Accumulation unit value at end of period            $0.53    $0.43    $0.41    $0.37    $0.37    $0.25    $0.43    $0.68       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              37      180      200      333      426      343      202      310       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of period      $1.36    $0.93    $0.71    $0.60    $0.45    $0.61    $0.80    $1.00       --
Accumulation unit value at end of period            $1.73    $1.36    $0.93    $0.71    $0.60    $0.45    $0.61    $0.80       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             272      231      250      132      295      875      606      556       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO:
  SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.06       --       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,448       --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   55

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                  2007     2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO:
  SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of period      $0.61    $0.54    $0.49    $0.41    $0.30    $0.42    $0.70    $1.00       --
Accumulation unit value at end of period            $0.74    $0.61    $0.54    $0.49    $0.41    $0.30    $0.42    $0.70       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              51      125      125      144      215      246      280      343       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.27    $1.04    $0.94    $0.83    $0.65    $0.73    $0.96    $1.07    $1.00
Accumulation unit value at end of period            $1.40    $1.27    $1.04    $0.94    $0.83    $0.65    $0.73    $0.96    $1.07
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,072    1,291    1,238    1,236    2,397      636      253       57        8
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
  CLASS (05/01/2000)
Accumulation unit value at beginning of period      $0.71    $0.67    $0.64    $0.59    $0.49    $0.68    $0.91    $1.00       --
Accumulation unit value at end of period            $0.79    $0.71    $0.67    $0.64    $0.59    $0.49    $0.68    $0.91       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             317      481      640      522      874      785      913      533       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS
  (05/01/2000)
Accumulation unit value at beginning of period      $1.01    $0.90    $0.86    $0.81    $0.61    $0.90    $0.96    $1.00       --
Accumulation unit value at end of period            $1.02    $1.01    $0.90    $0.86    $0.81    $0.61    $0.90    $0.96       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             130      243      558      576      622      485      548      352       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS
  (08/13/2001)
Accumulation unit value at beginning of period      $1.80    $1.38    $1.19    $0.92    $0.68    $0.89    $1.00       --       --
Accumulation unit value at end of period            $2.28    $1.80    $1.38    $1.19    $0.92    $0.68    $0.89       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             765    1,065      588      211      139      139      138       --       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period      $1.05    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.07    $1.05       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,116    1,957       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE
  SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.53    $1.31    $1.16    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.62    $1.53    $1.31    $1.16       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,099    1,309      756      158       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA,
  SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.44    $1.26    $1.16    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.41    $1.44    $1.26    $1.16       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             676      773      643      432       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE
  SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.16    $1.09    $1.07    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.27    $1.16    $1.09    $1.07       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,223    6,331    3,173      403       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE
  CLASS (05/01/2006)
Accumulation unit value at beginning of period      $1.04    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.12    $1.04       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,555    4,105       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.24    $0.99    $0.84    $0.75    $0.56    $0.66    $0.92    $1.52    $1.00
Accumulation unit value at end of period            $1.40    $1.24    $0.99    $0.84    $0.75    $0.56    $0.66    $0.92    $1.52
Number of accumulation units outstanding at end
  of period (000 omitted)                              99      131      507      592      707      914    1,347    1,802       87
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES
  (09/15/1999)
Accumulation unit value at beginning of period      $1.08    $1.03    $0.92    $0.78    $0.59    $0.86    $1.29    $1.36    $1.00
Accumulation unit value at end of period            $1.11    $1.08    $1.03    $0.92    $0.78    $0.59    $0.86    $1.29    $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                             370      429      374      375      431      525    1,092    1,330      183
---------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO,
  INVESTMENT CLASS (09/15/1999)
Accumulation unit value at beginning of period      $3.41    $2.83    $2.55    $2.26    $1.52    $1.75    $1.36    $1.15    $1.00
Accumulation unit value at end of period            $3.53    $3.41    $2.83    $2.55    $2.26    $1.52    $1.75    $1.36    $1.15
Number of accumulation units outstanding at end
  of period (000 omitted)                             358      405      539      591      516      453      344      193       19
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period      $1.09    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.13    $1.09       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,570    3,666       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period      $1.30    $1.13    $1.13    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.37    $1.30    $1.13    $1.13       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             115       77      235      182       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                  2007     2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.92    $1.61    $1.53    $1.28    $0.93    $1.07    $1.00       --       --
Accumulation unit value at end of period            $1.82    $1.92    $1.61    $1.53    $1.28    $0.93    $1.07       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,487    2,495    2,068      860      982      627      411       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED
  FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.25    $1.10    $1.06    $0.97    $0.81    $0.94    $1.06    $1.09    $1.00
Accumulation unit value at end of period            $1.26    $1.25    $1.10    $1.06    $0.97    $0.81    $0.94    $1.06    $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                             372      459      623      257      221      120      296      145       10
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of period      $1.17    $1.13    $1.11    $1.11    $1.11    $1.10    $1.07    $1.01    $1.00
Accumulation unit value at end of period            $1.22    $1.17    $1.13    $1.11    $1.11    $1.11    $1.10    $1.07    $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          11,779    8,286    4,504    2,098      447    3,911    5,658    6,615    2,266
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.91% and 3.99%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE
  BOND FUND* (02/04/2004)
Accumulation unit value at beginning of period      $1.07    $1.04    $1.02    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.12    $1.07    $1.04    $1.02       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             391      135      100       73       --       --       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio --Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE
  PORTFOLIO - DIVERSIFIED BOND FUND* (09/15/1999)
Accumulation unit value at beginning of period      $1.36    $1.31    $1.29    $1.24    $1.20    $1.14    $1.06    $1.02    $1.00
Accumulation unit value at end of period            $1.43    $1.36    $1.31    $1.29    $1.24    $1.20    $1.14    $1.06    $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,540    7,272    3,619    2,145    1,691      762      985      410       47
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio --Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.83    $1.53    $1.36    $1.16    $0.82    $1.02    $1.01    $1.02    $1.00
Accumulation unit value at end of period            $1.96    $1.83    $1.53    $1.36    $1.16    $0.82    $1.02    $1.01    $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,289    9,434    5,165    3,041    1,239    1,262      281      218       23
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL
  BOND FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.46    $1.38    $1.46    $1.33    $1.18    $1.04    $1.03    $1.00    $1.00
Accumulation unit value at end of period            $1.56    $1.46    $1.38    $1.46    $1.33    $1.18    $1.04    $1.03    $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,115    2,645    1,377      741      714      251      249        4        3
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period      $1.06    $1.05    $1.03    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.13    $1.06    $1.05    $1.03       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,713    2,959    1,455    5,004       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH
  FUND (09/15/1999)
Accumulation unit value at beginning of period      $0.73    $0.67    $0.62    $0.57    $0.47    $0.64    $0.94    $1.17    $1.00
Accumulation unit value at end of period            $0.75    $0.73    $0.67    $0.62    $0.57    $0.47    $0.64    $0.94    $1.17
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,768    6,049    6,193    2,153    1,664    1,064    1,285    1,762      401
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH
  YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.39    $1.26    $1.22    $1.10    $0.89    $0.95    $0.91    $1.01    $1.00
Accumulation unit value at end of period            $1.41    $1.39    $1.26    $1.22    $1.10    $0.89    $0.95    $0.91    $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,605    1,925    2,397    2,886    4,230    1,480    1,549    1,186       48
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME
  OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period      $1.15    $1.07    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.17    $1.15    $1.07    $1.04       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,599    2,358      493       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE
  CAP EQUITY FUND (09/15/1999)
Accumulation unit value at beginning of period      $0.97    $0.85    $0.80    $0.76    $0.59    $0.76    $0.94    $1.14    $1.00
Accumulation unit value at end of period            $0.99    $0.97    $0.85    $0.80    $0.76    $0.59    $0.76    $0.94    $1.14
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,682    2,453    3,121    1,484      172      202      291      266      872
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE
  CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period      $1.35    $1.14    $1.10    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.34    $1.35    $1.14    $1.10       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              67      184       92       65       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP
  GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.25    $1.26    $1.15    $1.06    $0.87    $1.01    $1.00       --       --
Accumulation unit value at end of period            $1.41    $1.25    $1.26    $1.15    $1.06    $0.87    $1.01       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             268      450      655      523      578      328       38       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP
  VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period      $1.37    $1.20    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period            $1.50    $1.37    $1.20       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,406    2,575      115       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   57

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                  2007     2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500
  INDEX FUND (05/01/2000)
Accumulation unit value at beginning of period      $1.01    $0.88    $0.85    $0.77    $0.61    $0.79    $0.90    $1.00       --
Accumulation unit value at end of period            $1.05    $1.01    $0.88    $0.85    $0.77    $0.61    $0.79    $0.90       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,022    1,170    2,054    1,958    1,381      973      770      285       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.28    $1.24    $1.23    $1.22    $1.21    $1.15    $1.09    $1.01    $1.00
Accumulation unit value at end of period            $1.34    $1.28    $1.24    $1.23    $1.22    $1.21    $1.15    $1.09    $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                             817      493      688      870    1,097    1,275      592        1       10
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL
  CAP ADVANTAGE FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.79    $1.61    $1.54    $1.31    $0.89    $1.08    $1.16    $1.12    $1.00
Accumulation unit value at end of period            $1.70    $1.79    $1.61    $1.54    $1.31    $0.89    $1.08    $1.16    $1.12
Number of accumulation units outstanding at end
  of period (000 omitted)                             214      333      514      779      660      393      378      286       28
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE
  PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period      $2.11    $1.58    $1.19    $0.96    $0.69    $0.73    $0.75    $1.00       --
Accumulation unit value at end of period            $2.90    $2.11    $1.58    $1.19    $0.96    $0.69    $0.73    $0.75       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,993    2,144    1,491      475      115      277        3        1       --
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period      $1.14    $0.92    $0.82    $0.70    $0.55    $0.67    $0.95    $1.27    $1.00
Accumulation unit value at end of period            $1.28    $1.14    $0.92    $0.82    $0.70    $0.55    $0.67    $0.95    $1.27
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,307    1,343    1,252      848      143      488       65       81      133
---------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/21/1999)
Accumulation unit value at beginning of period      $3.37    $2.92    $2.57    $2.15    $1.52    $1.71    $1.51    $1.08    $1.00
Accumulation unit value at end of period            $3.19    $3.37    $2.92    $2.57    $2.15    $1.52    $1.71    $1.51    $1.08
Number of accumulation units outstanding at end
  of period (000 omitted)                             175      287      371      347      311      279      314       70      120
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.38    $1.19    $1.15    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.34    $1.38    $1.19    $1.15       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,639    4,892    3,642      641       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.23    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.12    $1.23       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,463    1,473       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II
  SHARES (05/01/2006)
Accumulation unit value at beginning of period      $0.99    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.21    $0.99       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             140    1,068       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/15/1999)
Accumulation unit value at beginning of period      $2.31    $1.69    $1.40    $1.08    $0.73    $0.85    $1.09    $1.51    $1.00
Accumulation unit value at end of period            $2.67    $2.31    $1.69    $1.40    $1.08    $0.73    $0.85    $1.09    $1.51
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,932    3,471    2,814    1,701    1,136    1,484      769      599      112
*Effective June 1, 2008, the Fund will change its
  name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/15/1999)
Accumulation unit value at beginning of period      $1.92    $1.79    $1.62    $1.37    $0.96    $1.17    $1.05    $1.15    $1.00
Accumulation unit value at end of period            $2.01    $1.92    $1.79    $1.62    $1.37    $0.96    $1.17    $1.05    $1.15
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,659    3,852    2,709    1,415    1,250      847      820      990      125
*Effective June 1, 2008, the Fund will change its
  name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND
  (05/01/2001)
Accumulation unit value at beginning of period      $1.29    $1.16    $1.11    $1.02    $0.84    $0.97    $1.00       --       --
Accumulation unit value at end of period            $1.38    $1.29    $1.16    $1.11    $1.02    $0.84    $0.97       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                               7       31      355       91       66       29        8       --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND
  (05/01/2001)
Accumulation unit value at beginning of period      $1.29    $1.07    $0.99    $0.90    $0.69    $0.90    $1.00       --       --
Accumulation unit value at end of period            $1.45    $1.29    $1.07    $0.99    $0.90    $0.69    $0.90       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                               5        5       82       84        4      144        1       --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
  (05/01/2001)
Accumulation unit value at beginning of period      $1.20    $0.98    $0.93    $0.82    $0.58    $0.94    $1.00       --       --
Accumulation unit value at end of period            $1.35    $1.20    $0.98    $0.93    $0.82    $0.58    $0.94       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             231       84       35       10       10        6        2       --       --
---------------------------------------------------------------------------------------------------------------------------------


 58  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   59

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     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   61
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

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     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS   63

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


          RiverSource Distributors, Inc. (Distributor), Member FINRA.

Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.


        (C)2008 RiverSource Life Insurance Company. All rights reserved.


S-6477 M (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY
RIVERSOURCE

RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New contracts are not currently being offered.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities
             RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares
- Lazard Retirement Series, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- Pioneer Variable Contracts Trust (VCT), Class II Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST) formerly known as RiverSource Variable Portfolio Funds

- The Universal Institutional Funds, Inc.

  Van Kampen Life Investment Trust

- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuities' features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS   1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   7
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................  15
FINANCIAL STATEMENTS........................................  15
THE VARIABLE ACCOUNT AND THE FUNDS..........................  15
THE FIXED ACCOUNT...........................................  32
BUYING YOUR CONTRACT........................................  32
CHARGES.....................................................  35
VALUING YOUR INVESTMENT.....................................  39
MAKING THE MOST OF YOUR CONTRACT............................  40
SURRENDERS..................................................  48
TSA -- SPECIAL PROVISIONS...................................  49
CHANGING OWNERSHIP..........................................  49
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  50
OPTIONAL BENEFITS...........................................  51
THE ANNUITY PAYOUT PERIOD...................................  55
TAXES.......................................................  57
VOTING RIGHTS...............................................  60
SUBSTITUTION OF INVESTMENTS.................................  60
ABOUT THE SERVICE PROVIDERS.................................  60
APPENDIX A: EXAMPLE -- SURRENDER CHARGES....................  63
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS....................  64
APPENDIX C: CONDENSED FINANCIAL INFORMATION (UNAUDITED).....  67
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.......................  89






 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.


FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PORTFOLIO NAVIGATOR ASSET PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS   3

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB, EEP, MAV and/or PN. The rider adds the terms of the optional benefit to your contract.



RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.


FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your
Investment - Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")



- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")



BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS   5

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")



TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")



 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*

                    SEVEN-YEAR SCHEDULE                       TEN-YEAR SCHEDULE*
                NUMBER OF                                NUMBER OF
             COMPLETED YEARS                          COMPLETED YEARS
            FROM DATE OF EACH   SURRENDER CHARGE     FROM DATE OF EACH   SURRENDER CHARGE
            PURCHASE PAYMENT       PERCENTAGE        PURCHASE PAYMENT       PERCENTAGE
                    0                   7%                   0                   8%
                    1                   7                    1                   8
                    2                   7                    2                   8
                    3                   6                    3                   7
                    4                   5                    4                   7
                    5                   4                    5                   6
                    6                   2                    6                   5
                    7                   0                    7                   4
                                                             8                   3
                                                             9                   2
                                                            10                   0

* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.


SURRENDER CHARGE FOR RAVA SELECT AND TEXAS CONTRACTS ISSUED PRIOR TO 11/7/2002


(Contingent deferred sales load as a percentage of purchase payment surrendered)

           YEARS FROM     SURRENDER CHARGE
           CONTRACT DATE     PERCENTAGE
                 1               7%
                 2               7
                 3               7
               Thereafter        0


SURRENDER CHARGE FOR RAVA SELECT IN TEXAS CONTRACTS ISSUED ON OR AFTER 11/7/2002


(Contingent deferred sales load)

                                                       SURRENDER CHARGE PERCENTAGE
                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                             IN CONTRACT YEAR
           PAYMENTS MADE IN CONTRACT YEAR      1           2           3          THEREAFTER
                         1                     8%        7  %        6  %              0%
                         2                               8           7                 0
                         3                                           8                 0
                        Thereafter                                                     0


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS   7

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                                    ASSUMED INVESTMENT RATE
                                                                 3.50%                    5.00%
 Qualified annuity discount rate                                 4.72%                    6.22%
 Nonqualified annuity discount rate                              4.92%                    6.42%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                               $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

 MAV RIDER FEE                                                    0.25%*
 EEB RIDER FEE                                                    0.30%
 EEP RIDER FEE                                                    0.40%


 PN RIDER FEE                                                   Maximum:    Current:
                                                                   0.20%       0.10%


*    For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:                               RAVA ADVANTAGE    RAVA SELECT
 For nonqualified annuities                                      0.95%            1.20%
 For qualified annuities                                         0.75%            1.00%


 8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                  MINIMUM                          MAXIMUM

 Total expenses before fee waivers and/or expense
 reimbursements                                                     0.52%                            2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                    ACQUIRED FUND    GROSS TOTAL
                                                         MANAGEMENT      12B-1         OTHER          FEES AND          ANNUAL
                                                            FEES          FEES        EXPENSES       EXPENSES**        EXPENSES
 AIM V.I. Capital Appreciation Fund, Series II Shares       0.61%         0.25%         0.27%             --%            1.13%
 AIM V.I. Capital Development Fund, Series II Shares        0.75          0.25          0.31              --             1.31(1)
 AIM V.I. Dynamics Fund, Series I Shares                    0.75            --          0.36              --             1.11
 AIM V.I. Financial Services Fund, Series I Shares          0.75            --          0.36              --             1.11
 AIM V.I. Global Health Care Fund, Series II Shares         0.75          0.25          0.32            0.01             1.33(1)
 AIM V.I. International Growth Fund, Series II Shares       0.71          0.25          0.36            0.01             1.33(1)
 AIM V.I. Technology Fund, Series I Shares                  0.75            --          0.35            0.01             1.11
 AllianceBernstein VPS Global Technology Portfolio          0.75          0.25          0.17              --             1.17
 (Class B)
 AllianceBernstein VPS Growth and Income Portfolio          0.55          0.25          0.04              --             0.84
 (Class B)
 AllianceBernstein VPS International Value Portfolio        0.75          0.25          0.06              --             1.06
 (Class B)
 American Century VP International, Class II                1.10          0.25          0.01              --             1.36
 American Century VP Mid Cap Value, Class II                0.90          0.25          0.01              --             1.16
 American Century VP Ultra(R), Class II                     0.90          0.25          0.01              --             1.16
 American Century VP Value, Class II                        0.83          0.25          0.01              --             1.09
 Calvert Variable Series, Inc. Social Balanced              0.70            --          0.20              --             0.90
 Portfolio
 Columbia Marsico Growth Fund, Variable Series, Class       0.97            --          0.02              --             0.99
 A
 Columbia Marsico International Opportunities Fund,         1.02          0.25          0.12              --             1.39
 Variable Series, Class B
 Credit Suisse Trust - Commodity Return Strategy            0.50          0.25          0.28              --             1.03(2)
 Portfolio
 Eaton Vance VT Floating-Rate Income Fund                   0.57          0.25          0.32              --             1.14
 Evergreen VA Fundamental Large Cap Fund - Class 2          0.58          0.25          0.17              --             1.00
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class      0.56          0.25          0.09              --             0.90
 2
 Fidelity(R) VIP Growth & Income Portfolio Service          0.46          0.25          0.12              --             0.83
 Class 2
 Fidelity(R) VIP Mid Cap Portfolio Service Class 2          0.56          0.25          0.10              --             0.91
 Fidelity(R) VIP Overseas Portfolio Service Class 2         0.71          0.25          0.14              --             1.10



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS   9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                    ACQUIRED FUND    GROSS TOTAL
                                                         MANAGEMENT      12B-1         OTHER          FEES AND          ANNUAL
                                                            FEES          FEES        EXPENSES       EXPENSES**        EXPENSES
 FTVIPT Franklin Global Real Estate Securities              0.75%         0.25%         0.31%             --%            1.31%(3)
 Fund - Class 2
 FTVIPT Franklin Small Cap Value Securities                 0.51          0.25          0.15            0.02             0.93(4)
 Fund - Class 2
 FTVIPT Mutual Shares Securities Fund - Class 2             0.59          0.25          0.13              --             0.97
 Goldman Sachs VIT Mid Cap Value Fund - Institutional       0.80            --          0.07              --             0.87
 Shares
 Goldman Sachs VIT Structured U.S. Equity                   0.65            --          0.07              --             0.72(5)
 Fund - Institutional Shares
 Janus Aspen Series Global Technology Portfolio:            0.64          0.25          0.18            0.01             1.08
 Service Shares
 Janus Aspen Series International Growth Portfolio:         0.64          0.25          0.06              --             0.95
 Service Shares
 Janus Aspen Series Large Cap Growth Portfolio:             0.64          0.25          0.02            0.01             0.92
 Service Shares
 Lazard Retirement International Equity                     0.75          0.25          0.18              --             1.18
 Portfolio - Service Shares
 MFS(R) Investors Growth Stock Series - Service Class       0.75          0.25          0.11              --             1.11
 MFS(R) New Discovery Series - Service Class                0.90          0.25          0.11              --             1.26
 MFS(R) Utilities Series - Service Class                    0.75          0.25          0.10              --             1.10(6)
 Neuberger Berman Advisers Management Trust                 1.14          0.25          0.17              --             1.56(7)
 International Portfolio (Class S)
 Oppenheimer Global Securities Fund/VA, Service Shares      0.62          0.25          0.02              --             0.89
 Oppenheimer Main Street Small Cap Fund/VA, Service         0.70          0.25          0.02              --             0.97
 Shares
 Oppenheimer Strategic Bond Fund/VA, Service Shares         0.57          0.25          0.02            0.02             0.86(8)
 PIMCO VIT All Asset Portfolio, Advisor Share Class         0.18          0.25          0.25            0.69             1.37(9)
 Pioneer Equity Income VCT Portfolio - Class II Shares      0.65          0.25          0.05              --             0.95
 Pioneer International Value VCT Portfolio - Class II       0.85          0.25          0.32              --             1.42
 Shares
 Putnam VT Health Sciences Fund - Class IB Shares           0.70          0.25          0.13              --             1.08
 Putnam VT International Equity Fund - Class IB Shares      0.73          0.25          0.11            0.01             1.10
 Putnam VT Vista Fund - Class IB Shares                     0.65          0.25          0.11              --             1.01
 RVST Disciplined Asset Allocation(SM)                        --          0.25          0.30            0.76             1.31(10)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)                        --          0.25          0.30            0.64             1.19(10)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)                        --          0.25          0.30            0.70             1.25(10)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)                        --          0.25          0.30            0.73             1.28(10)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)                        --          0.25          0.30            0.67             1.22(10)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable                      0.70          0.13          0.16              --             0.99(11)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable                      0.83          0.13          1.13              --             2.09(11)
 Portfolio - Select Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable                      0.97          0.13          0.18              --             1.28(11)
 Portfolio - Small Cap Value Fund
 (previously RiverSource(R) Variable Portfolio - Small
 Cap Value Fund)
 RVST RiverSource(R) Variable Portfolio - Balanced          0.53          0.13          0.14              --             0.80
 Fund
 RVST RiverSource(R) Variable Portfolio - Cash              0.33          0.13          0.14              --             0.60
 Management Fund
 RVST RiverSource(R) Variable Portfolio - Diversified       0.45          0.13          0.16              --             0.74
 Bond Fund
 RVST RiverSource(R) Variable Portfolio - Diversified       0.59          0.13          0.14              --             0.86
 Equity Income Fund
 RVST RiverSource(R) Variable Portfolio - Global Bond       0.68          0.13          0.19              --             1.00(11)
 Fund
 RVST RiverSource(R) Variable Portfolio - Global            0.44          0.13          0.17              --             0.74(11)
 Inflation Protected Securities Fund
 RVST RiverSource(R) Variable Portfolio - Growth Fund       0.60          0.13          0.16              --             0.89



 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                    ACQUIRED FUND    GROSS TOTAL
                                                         MANAGEMENT      12B-1         OTHER          FEES AND          ANNUAL
                                                            FEES          FEES        EXPENSES       EXPENSES**        EXPENSES
 RVST RiverSource(R) Variable Portfolio - High Yield        0.59%         0.13%         0.15%             --%            0.87%
 Bond Fund
 RVST RiverSource(R) Variable Portfolio - Income            0.61          0.13          0.17              --             0.91
 Opportunities Fund
 RVST RiverSource(R) Variable Portfolio - Large Cap         0.58          0.13          0.15              --             0.86
 Equity Fund
 RVST RiverSource(R) Variable Portfolio - Large Cap         0.59          0.13          0.36              --             1.08(11)
 Value Fund
 RVST RiverSource(R) Variable Portfolio - Mid Cap           0.58          0.13          0.15              --             0.86
 Growth Fund
 RVST RiverSource(R) Variable Portfolio - Mid Cap           0.73          0.13          0.17              --             1.03(11)
 Value Fund
 RVST RiverSource(R) Variable Portfolio - S&P 500           0.22          0.13          0.17              --             0.52(11)
 Index Fund
 RVST RiverSource(R) Variable Portfolio - Short             0.48          0.13          0.18              --             0.79
 Duration U.S. Government Fund
 RVST RiverSource(R) Variable Portfolio - Small Cap         0.68          0.13          0.20              --             1.01(11)
 Advantage Fund
 RVST Threadneedle(R) Variable Portfolio - Emerging         1.11          0.13          0.26              --             1.50
 Markets Fund
 (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable                              0.69          0.13          0.19              --             1.01
 Portfolio - International Opportunity Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity Fund)
 Van Kampen Life Investment Trust Comstock Portfolio,       0.56          0.25          0.03              --             0.84
 Class II Shares
 Van Kampen UIF Global Real Estate Portfolio, Class II      0.85          0.35          0.38              --             1.58(12)
 Shares
 Van Kampen UIF Mid Cap Growth Portfolio, Class II          0.75          0.35          0.35              --             1.45(12)
 Shares
 Wanger International Small Cap                             0.88            --          0.11              --             0.99
 (effective June 1, 2008, the Fund will change its
 name to Wanger International)
 Wanger U.S. Smaller Companies                              0.90            --          0.05              --             0.95
 (effective June 1, 2008, the Fund will change its
 name to Wanger USA)
 Wells Fargo Advantage VT Asset Allocation Fund             0.55          0.25          0.22              --             1.02(13)
 Wells Fargo Advantage VT International Core Fund           0.75          0.25          0.43              --             1.43(13)
 Wells Fargo Advantage VT Opportunity Fund                  0.73          0.25          0.20              --             1.18(13)
 Wells Fargo Advantage VT Small Cap Growth Fund             0.75          0.25          0.23              --             1.23(13)



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.30% for AIM V.I. Capital Development Fund, Series II Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


(2) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.


(3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.


(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.


(5) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(6) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(7) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   11
      year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53% for Neuberger Berman Advisers Management Trust International Portfolio (Class S).


(8) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.


(9) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.


(10) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable
      Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.


(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.


(13) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV, EEP and PN. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY             1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE
 With a ten-year surrender
 charge schedule                 $1,201      $2,014      $2,744      $4,392           $401       $1,214      $2,044      $4,192
 RAVA ADVANTAGE
 With a seven-year surrender
 charge schedule                  1,101       1,914       2,544       4,192            401        1,214       2,044       4,192
 RAVA SELECT                      1,127       1,991       2,168       4,416            427        1,291       2,168       4,416
 RAVA SELECT - TEXAS              1,227       1,891       2,168       4,416            427        1,291       2,168       4,416



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE
 With a ten-year surrender
 charge schedule                 $1,180      $1,955      $2,647      $4,214           $380       $1,155      $1,947      $4,014
 RAVA ADVANTAGE
 With a seven-year surrender
 charge schedule                  1,080       1,855       2,447       4,014            380        1,155       1,947       4,014
 RAVA SELECT                      1,107       1,932       2,072       4,243            407        1,232       2,072       4,243
 RAVA SELECT - TEXAS              1,207       1,832       2,072       4,243            407        1,232       2,072       4,243


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY             1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE
 With a ten-year surrender
 charge schedule                  $953       $1,274      $1,519      $1,989           $153        $474        $819       $1,789
 RAVA ADVANTAGE
 With a seven-year surrender
 charge schedule                   853        1,174       1,319       1,789            153         474         819        1,789
 RAVA SELECT                       879        1,255         956       2,075            179         555         956        2,075
 RAVA SELECT - TEXAS               979        1,155         956       2,075            179         555         956        2,075



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   13

                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE
 With a ten-year surrender
 charge schedule                  $932       $1,211      $1,412      $1,764           $132        $411        $712       $1,564
 RAVA ADVANTAGE
 With a seven-year surrender
 charge schedule                   832        1,111       1,212       1,564            132         411         712        1,564
 RAVA SELECT                       859        1,193         850       1,855            159         493         850        1,855
 RAVA SELECT - TEXAS               959        1,093         850       1,855            159         493         850        1,855



* In these examples, the $30 contract administrative charge is approximated as a .020% charge for RAVA Advantage, a .029% charge for RAVA Select and a .029% for RAVA Select - Texas. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.



 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix C.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and did not have any activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   15

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


  - Compensating, training and educating financial advisors who sell the contracts.



  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.



  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.


  - Providing sub-transfer agency and shareholder servicing to contract owners.

 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   17

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series II  stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average long-term        subadvisers.
                              growth and excellent prospects for future
                              growth. The Fund can invest up to 25% of its
                              total assets in foreign securities that involve
                              risks not associated with investing solely in
                              the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Dynamics Fund,       Capital growth. Invests at least 65% of its net   Invesco Aim Advisors, Inc. adviser,
Series I Shares               assets primarily in common stocks of mid-sized    advisory entities affiliated with
                              companies, companies included in the Russell      Invesco Aim Advisors, Inc.,
                              Midcap(R)Growth Index at the time of purchase.    subadvisers.
                              The Fund also has the flexibility to invest in
                              other types of securities, including preferred
                              stocks, convertible securities and bonds.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         least 80% of its net assets in the equity         advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies involved in the financial services      subadvisers.
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. Global Health Care   Capital growth. The fund seeks to meet its        Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        objective by investing, normally, at least 80%    advisory entities affiliated with
                              of its assets in securities of health care        Invesco Aim Advisors, Inc.,
                              industry companies. The Fund may invest up to     subadvisers.
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The Fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.



 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     Invesco Aim Advisors, Inc. adviser,
Series I Shares               Invests at least 80% of its net assets in equity  advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies engaged in technology-related           subadvisers.
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
Technology Portfolio (Class   least 80% of its net assets in securities of
B)                            companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class II       growing foreign companies in developed            Management, Inc.
                              countries.
American Century VP Mid Cap   Long-term capital growth with income as a         American Century Investment Management,
Value, Class II               secondary objective. Long-term capital growth     Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that management
                              believes are undervalued at the time of
                              purchase. The fund will invest at least 80% of
                              its assets in securities of companies whose
                              market capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class II                      secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   19

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.
Columbia Marsico Growth       Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
Fund, Variable Series, Class  circumstances, the Fund invests primarily in      adviser; Marsico Capital Management,
A                             equity securities of large-capitalization         LLC, sub-adviser.
                              companies that have market capitalizations of $5
                              billion or more at the time of purchase. The
                              Fund generally holds a core position of between
                              35 and 50 common stocks. It may hold up to 25%
                              of total assets in foreign securities, including
                              in emerging market securities.
Columbia Marsico              Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
International Opportunities   circumstances, the Fund invests at least 65% of   adviser; Marsico Capital Management,
Fund, Variable Series, Class  total assets in common stocks of foreign          LLC, sub-adviser.
B                             companies. The Fund may invest in companies of
                              any size throughout the world that are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States. The Fund may invest in common stocks of
                              companies operating in or economically tied to
                              emerging markets countries. Some issuers or
                              securities in the Fund's portfolio may be based
                              in or economically tied to the United States.
Credit Suisse Trust -         Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.



 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East,
                              is not fully recognized by the public. Invests    subadvisers.
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class 2                       Normally invests a majority of assets in common   FMR Far East,
                              stocks with a focus on those that pay current     subadvisers.
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests at   (FMR), investment manager; FMR U.K.,
                              least 80% of assets in securities of companies    FMR Far East,
                              with medium market capitalizations. May invest    subadvisers.
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset
Value Fund - Institutional    invests, under normal circumstances, at least     Management, L.P.
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.



 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset
U.S. Equity                   The Fund invests, under normal circumstances, at  Management, L.P.
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.
Janus Aspen Series Global     Long-term growth of capital. Invests, under       Janus Capital Management LLC
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets in securities of companies that the
                              portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of U.S.
                              and foreign companies selected for their growth
                              potential.
Janus Aspen Series            Long-term growth of capital. Invests, under       Janus Capital Management LLC
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets in securities of issuers from countries
                              outside of the United States. The Portfolio
                              normally invests in securities of issuers from
                              several different countries excluding the United
                              States. Although the Portfolio intends to invest
                              substantially all of its assets in issuers
                              located outside the United States, it may at
                              times invest in U.S. issuers, and it may under
                              unusual circumstances, invest all of its assets
                              in a single country. The Portfolio may have
                              significant exposure to emerging markets.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized outside
                              of the United States and conducts the majority
                              of its business abroad. The Fund seeks to reduce
                              risk by diversifying among many industries.
                              Although it has the flexibility to invest a
                              significant portion of its assets in one country
                              or region, it generally intends to remain well-
                              diversified across countries and geographical
                              regions.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.



 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
Pioneer Equity Income VCT     Current income and long-term growth of capital    Pioneer Investment Management, Inc.
Portfolio - Class II Shares   from a portfolio consisting primarily of income
                              producing equity securities of U.S.
                              corporations. Normally, the portfolio invests at
                              least 80% of its total assets in income
                              producing equity securities of U.S. issuers. The
                              income producing equity securities in which the
                              portfolio may invest include common stocks,
                              preferred stocks and interests in real estate
                              investment trusts (REITs). The remainder of the
                              portfolio may be invested in debt securities,
                              most of which are expected to be convertible
                              into common stocks.
Pioneer International Value   Long-term capital growth. Long-term capital       Pioneer Investment Management, Inc.
VCT Portfolio - Class II      growth. Normally, the portfolio invests at least
Shares                        80% of its total assets in equity securities of
                              non-U.S. issuers. These issuers may be located
                              in both developed and emerging markets. Under
                              normal circumstances, the portfolio's assets
                              will be invested in securities of companies
                              domiciled in at least three different foreign
                              countries.
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares        by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares                        companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests the small amount in a fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a conservative level of risk.
Conservative                  The Fund invests primarily in fixed income
                              securities and may be most appropriate for
                              investors with a shorter term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate level of risk. The
Moderate                      Fund invests in a balance of fixed income and
                              equity securities and may be most appropriate
                              for investors with an intermediate term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate aggressive level of
Moderately Aggressive         risk. The Fund invests primarily in equity
                              securities and also invests a moderate amount in
                              fixed income securities. The Fund may be most
                              appropriate for investors with an
                              intermediate-to-long term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.



 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate conservative level of
Moderately Conservative       risk. The Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund                    Fund's assets will be invested primarily in
                              companies with market capitalizations of at
(previously RiverSource       least $5 billion at the time of the Fund's
Variable Portfolio -          investment. The Fund may invest up to 25% of its
Fundamental Value Fund)       net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       subadvisers.
(previously RiverSource       companies to be either those with a market
Variable Portfolio - Select   capitalization of up to $15 billion or those
Value Fund)                   whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
(previously RiverSource       time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Variable Portfolio - Small    that fall within the range of the Russell         Denver Investment Advisors LLC,
Cap Value Fund)               2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.



 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   29

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
(previously RiverSource       assets will be invested in securities of
Variable Portfolio -          companies that are located in emerging market
Emerging Markets Fund)        countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
                              Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
(previously RiverSource       markets.
Variable Portfolio -
International Opportunity
Fund)
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.



 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset
Cap                           in stocks of companies based outside the U.S.     Management, L.P.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Long-term growth of capital. Under normal market
Wanger International.         circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset
Companies                     in stocks of small- and medium-size U.S.          Management, L.P.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Long-term growth of capital. Under normal market
Wanger USA.                   circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term total return, consisting of capital     Wells Fargo Funds Management, LLC,
Asset Allocation Fund         appreciation and current income. We seek to       adviser; Wells Capital Management
                              achieve the Portfolio's investment objective by   Incorporated, sub-adviser.
                              allocating 60% of its assets to equity
                              securities and 40% of its assets to fixed income
                              securities.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests in        Wells Fargo Funds Management, LLC,
International Core Fund       equity securities of non-U.S. companies that we   adviser; Wells Capital Management
                              believe have strong growth potential and offer    Incorporated, sub-adviser.
                              good value relative to similar investments. We
                              invest primarily in developed countries, but may
                              invest in emerging markets.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   31

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.


THE FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 90 or younger.


The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of percent increments. For contracts issued on or after July 1, 2003, the amount of any purchase payment allocated to the fixed account cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect.



We applied your initial purchase payment and purchase payment credits to the fixed account and subaccounts you selected within two business days after we received it at our corporate office.



We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that



 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been agreed to by us.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY


If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:

  $23.08 biweekly, or

  $50 per month

                                                              RAVA ADVANTAGE    RAVA SELECT
 If paying by any other method:
   initial payment for qualified annuities                       1$,000           $2,000
   initial payment for nonqualified annuities                    2,000           10,000
   for any additional payments                                      50               50


* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois and New Jersey.


MAXIMUM ALLOWABLE PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                              RAVA ADVANTAGE    RAVA SELECT
   through age 85                                                100,000          100,000
   for ages 86 to 90                                              50,000           50,000

** These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   33

Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract. For RAVA Advantage, except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.


Subject to state law limitations, we reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:


1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract*; OR

  - if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* AND your initial purchase payment to the contract is at least $100,000.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

Surrender charges under RAVA Advantage may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.


To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Hospital or Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.



 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Expenses under RAVA Select may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing this contract. We pay for the credits under RAVA Select primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON THE USE OF CONTRACTS

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. Subject to state law limitations, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.



We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.


If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                              RAVA ADVANTAGE    RAVA SELECT
 For nonqualified annuities                                      0.95%            1.20%
 For qualified annuities                                         0.75%            1.00%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   35

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.25%(2) of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEP RIDER FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV, EEB and EEP riders are only available if you and the annuitant are age 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.
(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.


PN RIDER FEE



We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). If selected, we deduct an annual fee of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value, less any excluded accounts (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). In Washington the fee will only be deducted from the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.



 36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

This fee does not apply after annuity payouts begin.


SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary, and

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                  SEVEN-YEAR SCHEDULE                                 TEN-YEAR SCHEDULE*
    NUMBER OF COMPLETED YEARS FROM  SURRENDER CHARGE   NUMBER OF COMPLETED YEARS FROM  SURRENDER CHARGE
    DATE OF EACH PURCHASE PAYMENT      PERCENTAGE      DATE OF EACH PURCHASE PAYMENT      PERCENTAGE
                  0                        7%                        0                        8%
                  1                        7                         1                        8
                  2                        7                         2                        8
                  3                        6                         3                        7
                  4                        5                         4                        7
                  5                        4                         5                        6
                  6                        2                         6                        5
                  7                        0                         7                        4
                                                                     8                        3
                                                                     9                        2
                                                                     10                       0

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   37

SURRENDER CHARGE UNDER RAVA SELECT (IN TEXAS RAVA SELECT CONTRACTS ISSUED PRIOR TO 11/7/2002):


For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

  CONTRACT YEAR   SURRENDER CHARGE PERCENTAGE

        1                      7%
        2                      7
        3                      7
  Thereafter                   0


SURRENDER CHARGE UNDER RAVA SELECT CONTRACTS ISSUED IN TEXAS ON OR AFTER 11/7/2002:


For purposes of calculating any surrender charge under RAVA Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:


                                               SURRENDER CHARGE PERCENTAGE
                                    (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                     IN CONTRACT YEAR
  PAYMENTS MADE IN CONTRACT YEAR    1             2             3            THEREAFTER
                 1                  8%            7%            6%               0%
                 2                                8             7                0
                 3                                              8                0
                 Thereafter                                                      0


PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                          ASSUMED INVESTMENT RATE
                                     3.50%                       5.00%
 Qualified annuity discount rate     4.72%                       6.22%
 Nonqualified annuity discount
 rate                                4.92%                       6.42%

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- For RAVA Advantage, amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon;


- required minimum distributions from a qualified annuity provided the amount is no greater than the RMDs for the specific contract in force;


 38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*; and


- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. Under RAVA Advantage, you must provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. Under RAVA Select, you must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the MAV rider fee (if selected);


- minus any prorated portion of the EEB rider fee (if selected);



- minus any prorated portion of the EEP rider fee (if selected); and



- minus any prorated portion of the PN rider fee (if selected).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   39
accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value. The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider fee (if selected);


- a prorated portion of the EEB rider fee (if selected);



- a prorated portion of the EEP rider fee (if selected); and/or



- a prorated portion of the PN rider fee (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.



 40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                NUMBER
number of dollars each                           AMOUNT                  ACCUMULATION                OF UNITS
month ...                   MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low ...

                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             Jun                    100                       18                       5.56
                             Jul                    100                       17                       5.88
and fewer units
when the per unit
market price is high.

                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.



You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.



Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)



The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN program) that represent various asset classes (allocation options).



The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.



You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   41

You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.



You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time or before they enroll in the PN program.



Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by



 42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.



Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   43

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial purchase payment we accept;



- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.



In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.



The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).



RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


TRANSFERRING AMONG ACCOUNTS


The transfer rights discussed in this section do not apply while a PN model is in effect.


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


Subject to state law limitations, we may suspend or modify transfer privileges at any time.


For more information on transfers after annuity payments begin, see "Transfer Policies" below.


 44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. For contracts issued on or after July 1, 2003, the amount of contract value transferred to the fixed account cannot result in the value of the fixed account being greater than 30% of the contract value.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). For contracts issued on or after July 1, 2003, the transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   45

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under any automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

 46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- If a PN program is in effect, you are not allowed to set up an automated transfer.


MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:               Contract value or entire account balance

Surrenders:              $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   47

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.


 48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


  - you severed employment with the employer who purchased the contract;



  - the distribution is because of your death;



  - effective Jan. 1, 2009, distribution is due to plan termination; or



  - effective Jan. 1, 2009, you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, the MAV will be set equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   49

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value; or

- purchase payments minus adjusted partial surrenders.

                                    PS X DB
  ADJUSTED PARTIAL SURRENDERS   =   ------------
                                    CV

     PS = the partial surrender including any applicable surrender charge.

     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

  We calculate the death benefit as follows:
    The contract value on the most recent sixth contract        $30,000.00
  anniversary:
    plus purchase payments made since that anniversary:              +0.00
    minus adjusted partial surrenders taken since that
  anniversary calculated as:
    $1,500 x $30,000                                             -1,607.14
    ----------------
        $28,000
                                                                ----------
    for a death benefit of:                                     $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.


 50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.



If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.


On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value; or

- purchase payments minus adjusted partial surrenders; or


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   51

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)


The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.



If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP.



The EEB provides that if you die or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.


 52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

  - MINUS the greater of:

    - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

    - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:

    - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

    - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)


The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you or the annuitant is age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEP is appropriate for your situation.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   53

If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB.



The EEP provides that if you die or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                     PERCENTAGE IF YOU AND THE ANNUITANT ARE    PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR        UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE

 One and Two                            0%                                          0%
 Three and Four                        10%                                       3.75%
 Five or more                          20%                                        7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable PLUS

                                  IF YOU AND THE ANNUITANT ARE UNDER
CONTRACT YEAR                AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .

 1                   Zero
 2                   40% x earnings at death (see above)
 3 & 4               40% x (earnings at death + 25% of exchange purchase payment*)
 5+                  40% x (earnings at death + 50% of exchange purchase payment*)

                                  IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR               OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .
 1                   Zero
 2                   15% x earnings at death
 3 & 4               15% x (earnings at death + 25% of exchange purchase payment*)
 5+                  15% x (earnings at death + 50% of exchange purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."


 54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV death benefit amount, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   55

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy of the annuitant or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


 56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TAXES



Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



-  because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



-  if it is allocable to an investment before Aug. 14, 1982; or



-  if annuity payouts are made under immediate annuities as defined by the Code.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   57

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



 58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



-  the payout is a RMD as defined under the Code;



-  the payout is made on account of an eligible hardship; or



-  the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



-  because of your death;



-  because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



-  to pay certain medical or education expenses (IRAs only).



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.



OTHER



PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.



We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   59
qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.


 60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.


A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.


We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   61

                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX B INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.


 62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

PARTIAL SURRENDER CHARGE CALCULATION EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED             $1,000
      -----------------------   OR    ------  =    $1,075.27
      1.00 - SURRENDER CHARGE          .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV, EEB or EEP charge.

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;


  - $8,000 paid on the sixth contract anniversary;



  - $6,000 paid on the eighth contract anniversary; and



- The owner surrenders the contract for its total contract value of $26,500 and had not made any other surrenders during that contract year; and


- The contract value was $28,000 on the ninth contract anniversary.

SURRENDER CHARGE   EXPLANATION
      $  0         $2,500 is contract earnings surrendered without charge; and
         0         $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge
                   (from above). 10% of $28,000 = $2,800 - $2,500 = $300
         0         $10,000 payment was received eight or more years before
                   surrender and is surrendered without surrender charge; and
       480         $8,000 payment is surrendered with a 6% surrender charge
                   since there have been 3 completed years from date of
                   purchase payment; and
       420         $6,000 payment is surrendered with a 7% surrender charge
                   since there has been 1 completed year from date of purchase payment.
      ----
      $900


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   63

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

  WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

      Greatest of your contract anniversary contract values:       $ 24,000
      plus purchase payments made since that anniversary:                +0
      minus adjusted partial surrenders, calculated as:

         ($1,500 X $24,000)
            ------------      =    -1,636
              $22,000             -------

      for a death benefit of:     $22,364

EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

      MAV death benefit amount (contract value):                   $110,000
      plus the EEB which equals 40% of earnings at death (MAV
      death benefit amount minus payments not previously
      surrendered):
      0.40 X ($110,000 - $100,000) =                                 +4,000
                                                                   --------
      Total death benefit of:                                      $114,000

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

      MAV death benefit amount (maximum anniversary value):        $110,000
      plus the EEB (40% of earnings at death):
      0.40 X ($110,000 - $100,000) =                                 +4,000
                                                                   --------
      Total death benefit of:                                      $114,000

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                         ($50,000 X $110,000)
         $110,000    -       ------------       =   $57,619
                               $22,000

      plus the EEB (40% of earnings at death):
      0.40 X ($57,619 - $55,000) =                              +1,048
                                                               -------
      Total death benefit of:                                  $58,667


 64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                   $200,000
     plus the EEB (40% of earnings at death):
     0.40 X 2.50 X ($55,000) =                                     +55,000
                                                                  --------
     Total death benefit of:                                      $255,000

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                   $250,000
     plus the EEB (40% of earnings at death):
     0.40 X 2.50 X ($55,000) =                                     +55,000
                                                                  --------
     Total death benefit of:                                      $305,000

- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                   $250,000
     plus the EEB which equals 40% of earnings at death (the
     standard death benefit amount minus payments not
     previously surrendered):
     0.40 X ($250,000 - $105,000) =                                +58,000
                                                                  --------
     Total death benefit of:                                      $308,000

EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

     MAV death benefit amount (contract value):                   $110,000
     plus the EEP Part I which equals 40% of earnings at death
     (the MAV death benefit amount minus purchase payments not
     previously surrendered):
     0.40 X ($110,000 - $100,000) =                                 +4,000
                                                                  --------
     Total death benefit of:                                      $114,000

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):        $110,000
     plus the EEP Part I (40% of earnings at death):
     0.40 X ($110,000 - $100,000) =                                 +4,000
     plus the EEP Part II which in the third contract year
     equals 10% of exchange purchase payments identified at
     issue and not previously surrendered:
     0.10 X $100,000 =                                             +10,000
                                                                  --------
     Total death benefit of:                                      $124,000

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value.

   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   65

  Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                          ($50,000 X $110,000)
         $110,000    -        ------------       =    $57,619
                                $105,000

     plus the EEP Part I (40% of earnings at death):
     0.40 X ($57,619 - $55,000) =                                   +1,048
     plus the EEP Part II which in the third contract year
     equals 10% of exchange purchase payments identified at
     issue and not previously surrendered:
     0.10 X $55,000 =                                               +5,500
                                                                  --------
     Total death benefit of:                                      $ 64,167

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

     MAV death benefit amount (contract value):                   $200,000
     plus the EEP Part I (40% of earnings at death):
     0.40 X (2.50 X $55,000) =                                     +55,000
     plus the EEP Part II which after the fourth contract year
     equals 20% of exchange purchase payments identified at
     issue and not previously surrendered:
     0.20 X $55,000 =                                              +11,000
                                                                  --------
     Total death benefit of:                                      $266,000

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

     MAV death benefit amount (contract value):                   $250,000
     plus the EEP Part I (40% of earnings at death):
     0.40 X (2.50 X $55,000) =                                     +55,000
     plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at
     issue and not previously surrendered:
     0.20 X $55,000 =                                              +11,000
                                                                  --------
     Total death benefit of:                                      $316,000

- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

     MAV death benefit amount (contract value):                   $250,000
     plus the EEP Part I which equals 40% of earnings at death
     (the MAV death benefit minus payments not previously
     surrendered):
     0.40 X ($250,000 - $105,000) =                                +58,000
     plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at
     issue and not previously surrendered:
     0.20 X $55,000 =                                              +11,000
                                                                  --------
     Total death benefit of:                                      $319,000


 66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2007.


VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.12     $1.07     $0.99     $0.94     $0.73     $0.98     $1.00        --       --
Accumulation unit value at end of period     $1.25     $1.12     $1.07     $0.99     $0.94     $0.73     $0.98        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              90,475   109,952   134,591    39,117    20,015    11,313     1,710        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.47     $1.27     $1.17     $1.02     $0.76     $0.98     $1.00        --       --
Accumulation unit value at end of period     $1.61     $1.47     $1.27     $1.17     $1.02     $0.76     $0.98        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              23,253    25,868    24,349    20,043    10,924     6,981     1,459        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.27     $1.10     $1.00     $0.89     $0.65     $0.96     $1.00        --       --
Accumulation unit value at end of period     $1.41     $1.27     $1.10     $1.00     $0.89     $0.65     $0.96        --       --
Number of accumulation units outstanding
at end of period (000 omitted)               6,317     7,291     8,602    10,118    10,880     6,887     1,550        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.38     $1.19     $1.14     $1.05     $0.82     $0.97     $1.00        --       --
Accumulation unit value at end of period     $1.06     $1.38     $1.19     $1.14     $1.05     $0.82     $0.97        --       --
Number of accumulation units outstanding
at end of period (000 omitted)               9,208    12,088    10,621    10,625     8,724     5,572     1,081        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.02     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $1.02        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)               5,881    33,923        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
period                                       $1.39     $1.09     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.57     $1.39     $1.09        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              48,018     1,744       127        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                       $0.80     $0.73     $0.72     $0.69     $0.48     $0.91     $1.00        --       --
Accumulation unit value at end of period     $0.85     $0.80     $0.73     $0.72     $0.69     $0.48     $0.91        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              21,716    25,440    31,926    14,454     7,882     3,769       490        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
period                                       $1.14     $1.06     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.36     $1.14     $1.06        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)               4,111    14,120     2,021        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.30     $1.12     $1.08     $0.98     $0.74     $0.96     $1.00        --       --
Accumulation unit value at end of period     $1.35     $1.30     $1.12     $1.08     $0.98     $0.74     $0.96        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             116,725   135,093   149,316   125,010    82,114    43,189     5,550        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
period                                       $2.52     $1.88     $1.63     $1.31     $0.92     $0.98     $1.00        --       --
Accumulation unit value at end of period     $2.64     $2.52     $1.88     $1.63     $1.31     $0.92     $0.98        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             217,241   203,016   153,107    70,504    34,604    12,313       805        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.44     $1.16     $1.03     $0.91     $0.73     $0.93     $1.00        --       --
Accumulation unit value at end of period     $1.68     $1.44     $1.16     $1.03     $0.91     $0.73     $0.93        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              42,202    45,349    43,612    34,180    21,555    11,378     1,950        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                       $1.00        --        --        --        --        --        --        --       --
Accumulation unit value at end of period     $0.90        --        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              56,815        --        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   67

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
period                                       $0.99     $1.04     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.19     $0.99     $1.04        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              13,321    78,916    10,074        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.59     $1.35     $1.30     $1.15     $0.90     $1.04     $1.00        --       --
Accumulation unit value at end of period     $1.49     $1.59     $1.35     $1.30     $1.15     $0.90     $1.04        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             118,591   136,167   142,660   110,681    74,984    42,497     7,356        --       --
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
period                                       $1.12     $1.04     $0.99     $0.92     $0.78     $0.89     $0.96     $1.00       --
Accumulation unit value at end of period     $1.14     $1.12     $1.04     $0.99     $0.92     $0.78     $0.89     $0.96       --
Number of accumulation units outstanding
at end of period (000 omitted)              21,893    24,975    23,850    20,551    15,315     9,520     4,490     1,283       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.02     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.19     $1.02        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             204,077   121,798        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.07     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.27     $1.07        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              32,112    59,299        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
period                                       $0.97     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $0.97        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              17,045    51,380        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.03     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.04     $1.03        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             111,086   103,830        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of
period                                       $1.12     $1.00     $0.93     $0.86     $0.83        --        --        --       --
Accumulation unit value at end of period     $1.20     $1.12     $1.00     $0.93     $0.86        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              13,704    15,189    16,191    11,992     9,885        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.03     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.20     $1.03        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             294,643   244,121        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.26     $1.13     $1.06     $1.01     $0.82     $1.00     $1.00        --       --
Accumulation unit value at end of period     $1.40     $1.26     $1.13     $1.06     $1.01     $0.82     $1.00        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             148,743   173,861   189,109   187,351   119,284    48,686     6,363        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                       $2.06     $1.85     $1.58     $1.27     $0.93     $1.04     $1.00        --       --
Accumulation unit value at end of period     $2.36     $2.06     $1.85     $1.58     $1.27     $0.93     $1.04        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             264,423   290,678   260,492   188,565   109,647    50,458     6,903        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.64     $1.40     $1.19     $1.06     $0.75     $0.95     $1.00        --       --
Accumulation unit value at end of period     $1.91     $1.64     $1.40     $1.19     $1.06     $0.75     $0.95        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              66,434    74,339    70,878    66,935    31,322    13,157     2,147        --       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
period                                       $3.23     $2.70     $2.39     $1.83     $1.36     $1.34     $1.25     $0.96    $1.00
Accumulation unit value at end of period     $2.53     $3.23     $2.70     $2.39     $1.83     $1.36     $1.34     $1.25    $0.96
Number of accumulation units outstanding
at end of period (000 omitted)              93,100   128,540   139,618   120,456    87,330    59,317    24,477     6,879      885
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
period                                       $2.45     $2.11     $1.96     $1.59     $1.21     $1.35     $1.19     $0.96    $1.00
Accumulation unit value at end of period     $2.38     $2.45     $2.11     $1.96     $1.59     $1.21     $1.35     $1.19    $0.96
Number of accumulation units outstanding
at end of period (000 omitted)              66,946    78,886    78,073    59,293    43,978    29,743    10,800     2,846      586
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.51     $1.29     $1.17     $1.05     $0.85     $0.97     $1.00        --       --
Accumulation unit value at end of period     $1.55     $1.51     $1.29     $1.17     $1.05     $0.85     $0.97        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              94,998    90,391    69,986    45,710    26,370    10,942       942        --       --
---------------------------------------------------------------------------------------------------------------------------------


 68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
period                                       $2.67     $2.31     $2.07     $1.65     $1.30     $1.37     $1.23     $0.95    $1.00
Accumulation unit value at end of period     $2.73     $2.67     $2.31     $2.07     $1.65     $1.30     $1.37     $1.23    $0.95
Number of accumulation units outstanding
at end of period (000 omitted)             139,637   163,687   174,918   115,616    83,015    56,079    23,748     7,622    1,634
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.16     $1.04     $0.98     $0.86     $0.67     $0.86     $0.99     $1.10    $1.00
Accumulation unit value at end of period     $1.14     $1.16     $1.04     $0.98     $0.86     $0.67     $0.86     $0.99    $1.10
Number of accumulation units outstanding
at end of period (000 omitted)             187,585   231,223   248,935   128,074    83,166    71,820    60,343    42,626    8,981
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                       $0.43     $0.40     $0.36     $0.36     $0.25     $0.43     $0.68     $1.00       --
Accumulation unit value at end of period     $0.52     $0.43     $0.40     $0.36     $0.36     $0.25     $0.43     $0.68       --
Number of accumulation units outstanding
at end of period (000 omitted)              28,860    30,606    32,606    37,258    40,520    37,200    34,767    20,288       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
period                                       $1.34     $0.92     $0.70     $0.60     $0.45     $0.61     $0.80     $1.00       --
Accumulation unit value at end of period     $1.71     $1.34     $0.92     $0.70     $0.60     $0.45     $0.61     $0.80       --
Number of accumulation units outstanding
at end of period (000 omitted)              80,158    77,239    72,832    75,760    81,742    81,189    60,527    25,763       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                       $1.00        --        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.06        --        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             154,650        --        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.25     $1.03     $0.93     $0.82     $0.64     $0.72     $0.96     $1.07    $1.00
Accumulation unit value at end of period     $1.37     $1.25     $1.03     $0.93     $0.82     $0.64     $0.72     $0.96    $1.07
Number of accumulation units outstanding
at end of period (000 omitted)              69,884    86,802   101,054    90,221    62,349    29,532    15,860     7,958    1,981
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                       $0.70     $0.66     $0.64     $0.59     $0.48     $0.68     $0.91     $1.00       --
Accumulation unit value at end of period     $0.77     $0.70     $0.66     $0.64     $0.59     $0.48     $0.68     $0.91       --
Number of accumulation units outstanding
at end of period (000 omitted)              80,158   100,533   117,493   108,239    91,666    69,576    50,212    19,521       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
period                                       $0.99     $0.89     $0.85     $0.81     $0.61     $0.90     $0.96     $1.00       --
Accumulation unit value at end of period     $1.01     $0.99     $0.89     $0.85     $0.81     $0.61     $0.90     $0.96       --
Number of accumulation units outstanding
at end of period (000 omitted)              42,261    51,188    62,995    77,406    74,690    59,272    34,072    12,308       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.78     $1.37     $1.18     $0.92     $0.68     $0.89     $1.00        --       --
Accumulation unit value at end of period     $2.25     $1.78     $1.37     $1.18     $0.92     $0.68     $0.89        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              78,212    71,164    55,870    28,362    18,051    10,543     2,997        --       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.04     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.07     $1.04        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              64,614    57,067        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
period                                       $1.52     $1.31     $1.16     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.60     $1.52     $1.31     $1.16        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              48,173    51,514    33,811    11,540        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
period                                       $1.43     $1.26     $1.15     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.40     $1.43     $1.26     $1.15        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              34,265    34,462    18,592     7,652        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
period                                       $1.16     $1.09     $1.07     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.26     $1.16     $1.09     $1.07        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             536,032   339,587   150,945    22,945        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.04     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.12     $1.04        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             161,214   154,199        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.44     $1.19     $1.14     $0.99     $0.81     $0.98     $1.00        --       --
Accumulation unit value at end of period     $1.44     $1.44     $1.19     $1.14     $0.99     $0.81     $0.98        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              22,422    24,624    27,263    24,442    21,608    11,651     1,316        --       --
---------------------------------------------------------------------------------------------------------------------------------


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   69

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES (12/15/2006)
Accumulation unit value at beginning of
period                                       $1.01     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $1.01        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)               4,030     4,723        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.11     $1.09     $0.97     $0.91     $0.78     $0.98     $1.00        --       --
Accumulation unit value at end of period     $1.10     $1.11     $1.09     $0.97     $0.91     $0.78     $0.98        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              19,770    25,848    27,299    21,518    18,023    11,416     2,137        --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.63     $1.29     $1.15     $1.00     $0.78     $0.96     $1.00        --       --
Accumulation unit value at end of period     $1.75     $1.63     $1.29     $1.15     $1.00     $0.78     $0.96        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              29,411    34,316    37,980    40,598    38,012    20,773     2,460        --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.06     $1.02     $0.91     $0.78     $0.59     $0.85     $1.29     $1.36    $1.00
Accumulation unit value at end of period     $1.10     $1.06     $1.02     $0.91     $0.78     $0.59     $0.85     $1.29    $1.36
Number of accumulation units outstanding
at end of period (000 omitted)              33,551    42,808    49,747    57,095    67,224    72,033    74,819    49,764    5,084
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
period                                       $1.09     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.12     $1.09        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             117,605   123,150        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
period                                       $1.29     $1.12     $1.12     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.36     $1.29     $1.12     $1.12        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)               9,188     9,786    10,247     4,730        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
period                                       $1.91     $1.60     $1.52     $1.28     $0.93     $1.07     $1.00        --       --
Accumulation unit value at end of period     $1.80     $1.91     $1.60     $1.52     $1.28     $0.93     $1.07        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             148,793   126,637   127,559    90,541    67,609    43,199     6,885        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.23     $1.08     $1.05     $0.97     $0.81     $0.94     $1.05     $1.09    $1.00
Accumulation unit value at end of period     $1.24     $1.23     $1.08     $1.05     $0.97     $0.81     $0.94     $1.05    $1.09
Number of accumulation units outstanding
at end of period (000 omitted)              86,628    89,309    92,705    84,704    79,035    64,273    37,760    28,348    5,220
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.16     $1.12     $1.10     $1.10     $1.10     $1.09     $1.06     $1.01    $1.00
Accumulation unit value at end of period     $1.20     $1.16     $1.12     $1.10     $1.10     $1.10     $1.09     $1.06    $1.01
Number of accumulation units outstanding
at end of period (000 omitted)             286,121   258,492   193,996   187,100   203,753   255,251   243,870   171,785   65,522
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio  - Cash Management Fund at Dec. 31, 2007 were
3.71% and 3.78%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of
period                                       $1.06     $1.03     $1.02     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.11     $1.06     $1.03     $1.02        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              31,764    24,861    17,450     7,405        --        --        --        --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.34     $1.30     $1.28     $1.23     $1.19     $1.13     $1.06     $1.01    $1.00
Accumulation unit value at end of period     $1.40     $1.34     $1.30     $1.28     $1.23     $1.19     $1.13     $1.06    $1.01
Number of accumulation units outstanding
at end of period (000 omitted)             599,680   511,100   332,677   221,377   188,939   154,530    83,968    30,783    7,186
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.81     $1.52     $1.35     $1.15     $0.82     $1.02     $1.01     $1.03    $1.00
Accumulation unit value at end of period     $1.94     $1.81     $1.52     $1.35     $1.15     $0.82     $1.02     $1.01    $1.03
Number of accumulation units outstanding
at end of period (000 omitted)             560,416   585,144   408,559   255,776   134,486    86,442    43,328    12,124    3,149
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.44     $1.36     $1.44     $1.32     $1.18     $1.03     $1.03     $1.00    $1.00
Accumulation unit value at end of period     $1.54     $1.44     $1.36     $1.44     $1.32     $1.18     $1.03     $1.03    $1.00
Number of accumulation units outstanding
at end of period (000 omitted)             204,316   169,931   130,135    82,347    51,936    31,133    16,572     8,968    1,552
---------------------------------------------------------------------------------------------------------------------------------


 70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
period                                       $1.05     $1.05     $1.03     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $1.05     $1.05     $1.03        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             147,400   161,490    91,038     2,274        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
Accumulation unit value at beginning of
period                                       $0.73     $0.66     $0.62     $0.57     $0.48     $0.65     $0.95     $1.18    $1.00
Accumulation unit value at end of period     $0.75     $0.73     $0.66     $0.62     $0.57     $0.48     $0.65     $0.95    $1.18
Number of accumulation units outstanding
at end of period (000 omitted)             283,769   326,108   323,849   191,140   192,314   135,693   129,186    97,754   16,891
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.37     $1.25     $1.21     $1.09     $0.88     $0.95     $0.91     $1.01    $1.00
Accumulation unit value at end of period     $1.39     $1.37     $1.25     $1.21     $1.09     $0.88     $0.95     $0.91    $1.01
Number of accumulation units outstanding
at end of period (000 omitted)             218,538   251,768   262,154   242,254   177,150    93,845    58,348    31,722    7,774
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
period                                       $1.14     $1.07     $1.04     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.16     $1.14     $1.07     $1.04        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             116,516   109,316    29,477     1,052        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/15/1999)
Accumulation unit value at beginning of
period                                       $0.96     $0.84     $0.79     $0.75     $0.59     $0.76     $0.93     $1.14    $1.00
Accumulation unit value at end of period     $0.98     $0.96     $0.84     $0.79     $0.75     $0.59     $0.76     $0.93    $1.14
Number of accumulation units outstanding
at end of period (000 omitted)             383,078   450,207   263,828   130,790    69,981    52,124    26,327    24,003    5,333
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
period                                       $1.34     $1.14     $1.10     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.33     $1.34     $1.14     $1.10        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)               7,988     7,937     6,232     3,498        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
period                                       $1.22     $1.23     $1.12     $1.04     $0.85     $1.00     $1.00        --       --
Accumulation unit value at end of period     $1.37     $1.22     $1.23     $1.12     $1.04     $0.85     $1.00        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              50,337    62,826    47,283    53,376    42,780    16,388     2,489        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
period                                       $1.36     $1.19     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.49     $1.36     $1.19        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              71,709   101,239     6,605        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
period                                       $1.00     $0.87     $0.84     $0.77     $0.61     $0.79     $0.91     $1.00       --
Accumulation unit value at end of period     $1.04     $1.00     $0.87     $0.84     $0.77     $0.61     $0.79     $0.91       --
Number of accumulation units outstanding
at end of period (000 omitted)             127,010   139,008   154,949   144,039   103,587    64,771    35,957     9,812       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.25     $1.22     $1.21     $1.21     $1.20     $1.14     $1.08     $1.00    $1.00
Accumulation unit value at end of period     $1.31     $1.25     $1.22     $1.21     $1.21     $1.20     $1.14     $1.08    $1.00
Number of accumulation units outstanding
at end of period (000 omitted)             120,018   125,729   145,087   160,725   155,718   124,866    50,510    16,258   11,135
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.77     $1.60     $1.53     $1.30     $0.89     $1.08     $1.16     $1.12    $1.00
Accumulation unit value at end of period     $1.68     $1.77     $1.60     $1.53     $1.30     $0.89     $1.08     $1.16    $1.12
Number of accumulation units outstanding
at end of period (000 omitted)              38,095    49,721    59,243    61,563    44,627    29,202    22,792    14,830    2,970
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
period                                       $2.05     $1.54     $1.16     $0.94     $0.68     $0.72     $0.74     $1.00       --
Accumulation unit value at end of period     $2.81     $2.05     $1.54     $1.16     $0.94     $0.68     $0.72     $0.74       --
Number of accumulation units outstanding
at end of period (000 omitted)              89,546    89,672    75,520    22,549     8,256     4,750     1,789       906       --
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
period                                       $1.12     $0.91     $0.81     $0.69     $0.55     $0.67     $0.95     $1.27    $1.00
Accumulation unit value at end of period     $1.26     $1.12     $0.91     $0.81     $0.69     $0.55     $0.67     $0.95    $1.27
Number of accumulation units outstanding
at end of period (000 omitted)              75,421    80,961    77,787    51,446    23,614    20,012    15,821    13,967    2,575
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
period                                       $1.37     $1.19     $1.15     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.33     $1.37     $1.19     $1.15        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)             224,730   258,223   203,272    36,974        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------


   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   71

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                       $1.23     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.11     $1.23        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              51,109    51,499        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                       $0.99     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.20     $0.99        --        --        --        --        --        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              14,940    37,273        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/15/1999)
Accumulation unit value at beginning of
period                                       $2.27     $1.67     $1.38     $1.07     $0.72     $0.85     $1.08     $1.51    $1.00
Accumulation unit value at end of period     $2.62     $2.27     $1.67     $1.38     $1.07     $0.72     $0.85     $1.08    $1.51
Number of accumulation units outstanding
at end of period (000 omitted)             164,570   186,862   170,230   104,567    66,022    43,554    27,818    18,245    1,234
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/15/1999)
Accumulation unit value at beginning of
period                                       $1.89     $1.77     $1.60     $1.36     $0.96     $1.16     $1.05     $1.15    $1.00
Accumulation unit value at end of period     $1.98     $1.89     $1.77     $1.60     $1.36     $0.96     $1.16     $1.05    $1.15
Number of accumulation units outstanding
at end of period (000 omitted)             212,646   235,960   241,623   184,961   129,824    78,311    40,791    23,813    2,476
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of
period                                       $1.28     $1.15     $1.10     $1.02     $0.84     $0.97     $1.00        --       --
Accumulation unit value at end of period     $1.37     $1.28     $1.15     $1.10     $1.02     $0.84     $0.97        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              37,314    40,046    43,629    41,656    30,948    14,864     3,799        --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of
period                                       $1.28     $1.06     $0.98     $0.90     $0.69     $0.90     $1.00        --       --
Accumulation unit value at end of period     $1.43     $1.28     $1.06     $0.98     $0.90     $0.69     $0.90        --       --
Number of accumulation units outstanding
at end of period (000 omitted)               7,327     8,088     9,021    10,390     8,227     4,703     1,200        --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of
period                                       $1.36     $1.22     $1.14     $0.97     $0.72     $0.99     $1.00        --       --
Accumulation unit value at end of period     $1.44     $1.36     $1.22     $1.14     $0.97     $0.72     $0.99        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              30,772    36,471    41,049    43,145    38,865    25,397     3,701        --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
period                                       $1.18     $0.97     $0.92     $0.81     $0.58     $0.94     $1.00        --       --
Accumulation unit value at end of period     $1.34     $1.18     $0.97     $0.92     $0.81     $0.58     $0.94        --       --
Number of accumulation units outstanding
at end of period (000 omitted)              35,670    25,726    19,618    22,185    19,289     9,992     2,060        --       --
---------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.11     $1.06     $0.98     $0.93     $0.73     $0.98     $1.00        --       --
Accumulation unit value at end of period     $1.23     $1.11     $1.06     $0.98     $0.93     $0.73     $0.98        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            46,783    56,007    64,800    21,785    12,215     7,624     1,711        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.45     $1.26     $1.16     $1.02     $0.76     $0.98     $1.00        --       --
Accumulation unit value at end of period     $1.59     $1.45     $1.26     $1.16     $1.02     $0.76     $0.98        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            13,998    14,692    13,500    12,074     7,348     4,808     1,224        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.25     $1.09     $0.99     $0.88     $0.65     $0.96     $1.00        --       --
Accumulation unit value at end of period     $1.39     $1.25     $1.09     $0.99     $0.88     $0.65     $0.96        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,800     4,211     4,924     5,936     6,700     4,845     1,426        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.36     $1.18     $1.13     $1.05     $0.82     $0.96     $1.00        --       --
Accumulation unit value at end of period     $1.05     $1.36     $1.18     $1.13     $1.05     $0.82     $0.96        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,805     7,305     6,396     6,649     5,460     3,709       901        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.02     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $1.02        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,964    15,226        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------


 72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                     $1.38     $1.09     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.57     $1.38     $1.09        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            23,729     1,198       107        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                     $0.79     $0.72     $0.71     $0.69     $0.48     $0.91     $1.00        --       --
Accumulation unit value at end of period     $0.84     $0.79     $0.72     $0.71     $0.69     $0.48     $0.91        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            10,072    12,094    14,960     8,076     5,212     2,845       911        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                     $1.14     $1.06     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.35     $1.14     $1.06        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,415     5,609       801        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.29     $1.11     $1.07     $0.97     $0.74     $0.96     $1.00        --       --
Accumulation unit value at end of period     $1.34     $1.29     $1.11     $1.07     $0.97     $0.74     $0.96        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            74,246    84,552    91,924    75,935    54,358    29,770     4,363        --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                     $2.49     $1.86     $1.61     $1.31     $0.92     $0.98     $1.00        --       --
Accumulation unit value at end of period     $2.61     $2.49     $1.86     $1.61     $1.31     $0.92     $0.98        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           135,634   127,479    94,909    44,705    24,114     9,270       790        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.42     $1.15     $1.03     $0.90     $0.73     $0.93     $1.00        --       --
Accumulation unit value at end of period     $1.66     $1.42     $1.15     $1.03     $0.90     $0.73     $0.93        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            25,059    26,700    27,136    22,031    15,471     8,200     1,927        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00        --        --        --        --        --        --        --       --
Accumulation unit value at end of period     $0.90        --        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            28,466        --        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                     $0.99     $1.04     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.19     $0.99     $1.04        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             8,170    35,411     4,856        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.57     $1.34     $1.29     $1.14     $0.89     $1.04     $1.00        --       --
Accumulation unit value at end of period     $1.47     $1.57     $1.34     $1.29     $1.14     $0.89     $1.04        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            81,683    93,343    95,710    71,318    50,607    30,523     7,298        --       --
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.10     $1.02     $0.98     $0.91     $0.77     $0.89     $0.96     $1.00       --
Accumulation unit value at end of period     $1.12     $1.10     $1.02     $0.98     $0.91     $0.77     $0.89     $0.96       --
Number of accumulation units outstanding
  at end of period (000 omitted)            17,034    19,334    19,301    17,682    14,100     9,832     6,090     1,693       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.02     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.19     $1.02        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           113,001    66,352        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.07     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.26     $1.07        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            22,702    32,712        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.97     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $0.97        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            12,631    26,224        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.03     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.04     $1.03        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            71,987    59,159        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of
  period                                     $1.11     $1.00     $0.92     $0.86     $0.82        --        --        --       --
Accumulation unit value at end of period     $1.19     $1.11     $1.00     $0.92     $0.86        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             8,609     9,669    10,001     8,036     6,384        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   73

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.03     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.20     $1.03        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           166,815   127,364        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.25     $1.12     $1.05     $1.00     $0.82     $1.00     $1.00        --       --
Accumulation unit value at end of period     $1.38     $1.25     $1.12     $1.05     $1.00     $0.82     $1.00        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            96,482   112,864   121,317   119,521    81,919    36,320     8,177        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                     $2.04     $1.83     $1.57     $1.27     $0.93     $1.04     $1.00        --       --
Accumulation unit value at end of period     $2.33     $2.04     $1.83     $1.57     $1.27     $0.93     $1.04        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           156,364   174,833   157,678   117,171    72,124    35,541     6,689        --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.62     $1.39     $1.18     $1.05     $0.74     $0.94     $1.00        --       --
Accumulation unit value at end of period     $1.88     $1.62     $1.39     $1.18     $1.05     $0.74     $0.94        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            48,192    52,627    48,642    42,672    21,405    10,123     2,157        --       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                     $3.18     $2.66     $2.37     $1.81     $1.35     $1.33     $1.25     $0.96    $1.00
Accumulation unit value at end of period     $2.49     $3.18     $2.66     $2.37     $1.81     $1.35     $1.33     $1.25    $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)            59,503    81,589    88,911    80,587    63,047    44,591    19,803     6,181      683
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.42     $2.09     $1.94     $1.58     $1.21     $1.34     $1.19     $0.96    $1.00
Accumulation unit value at end of period     $2.34     $2.42     $2.09     $1.94     $1.58     $1.21     $1.34     $1.19    $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)            46,935    55,078    55,521    44,541    34,639    23,553     9,584     2,897      590
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.50     $1.28     $1.17     $1.04     $0.84     $0.96     $1.00        --       --
Accumulation unit value at end of period     $1.53     $1.50     $1.28     $1.17     $1.04     $0.84     $0.96        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            65,658    63,662    50,166    33,241    21,294     9,151     1,114        --       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.63     $2.29     $2.05     $1.64     $1.29     $1.37     $1.23     $0.95    $1.00
Accumulation unit value at end of period     $2.69     $2.63     $2.29     $2.05     $1.64     $1.29     $1.37     $1.23    $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)            96,413   112,452   117,932    84,473    65,106    47,539    24,711    10,265    2,023
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.15     $1.02     $0.97     $0.85     $0.67     $0.86     $0.99     $1.10    $1.00
Accumulation unit value at end of period     $1.12     $1.15     $1.02     $0.97     $0.85     $0.67     $0.86     $0.99    $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)           126,734   160,736   168,697   108,140    80,350    75,489    71,185    55,239    9,951
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.42     $0.40     $0.36     $0.36     $0.25     $0.42     $0.68     $1.00       --
Accumulation unit value at end of period     $0.51     $0.42     $0.40     $0.36     $0.36     $0.25     $0.42     $0.68       --
Number of accumulation units outstanding
  at end of period (000 omitted)            19,559    22,668    24,131    27,479    30,159    31,354    34,050    22,949       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.33     $0.91     $0.70     $0.59     $0.45     $0.61     $0.80     $1.00       --
Accumulation unit value at end of period     $1.68     $1.33     $0.91     $0.70     $0.59     $0.45     $0.61     $0.80       --
Number of accumulation units outstanding
  at end of period (000 omitted)            64,174    61,879    59,325    61,390    68,389    74,111    64,147    29,251       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00        --        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.06        --        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            72,177        --        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.23     $1.01     $0.92     $0.81     $0.64     $0.72     $0.96     $1.07    $1.00
Accumulation unit value at end of period     $1.35     $1.23     $1.01     $0.92     $0.81     $0.64     $0.72     $0.96    $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)            51,659    62,992    73,982    66,844    53,159    28,853    19,727    10,774    2,504
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.69     $0.65     $0.63     $0.59     $0.48     $0.67     $0.90     $1.00       --
Accumulation unit value at end of period     $0.76     $0.69     $0.65     $0.63     $0.59     $0.48     $0.67     $0.90       --
Number of accumulation units outstanding
  at end of period (000 omitted)            58,819    73,300    84,506    78,223    74,564    62,663    51,051    21,973       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.98     $0.88     $0.84     $0.80     $0.61     $0.90     $0.96     $1.00       --
Accumulation unit value at end of period     $0.99     $0.98     $0.88     $0.84     $0.80     $0.61     $0.90     $0.96       --
Number of accumulation units outstanding
  at end of period (000 omitted)            31,915    38,120    48,503    60,214    61,988    53,383    36,822    15,060       --
---------------------------------------------------------------------------------------------------------------------------------



 74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.76     $1.36     $1.18     $0.91     $0.68     $0.89     $1.00        --       --
Accumulation unit value at end of period     $2.22     $1.76     $1.36     $1.18     $0.91     $0.68     $0.89        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            51,479    45,869    35,163    18,264    12,519     7,093     2,778        --       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.07     $1.04        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            30,611    26,517        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.51     $1.30     $1.15     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.59     $1.51     $1.30     $1.15        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            32,187    34,962    20,721     6,121        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.42     $1.25     $1.15     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.39     $1.42     $1.25     $1.15        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            23,107    22,606    12,037     4,085        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.15     $1.08     $1.07     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.25     $1.15     $1.08     $1.07        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           360,480   226,000    94,657    11,924        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.12     $1.04        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            82,318    76,067        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.43     $1.18     $1.13     $0.98     $0.81     $0.97     $1.00        --       --
Accumulation unit value at end of period     $1.42     $1.43     $1.18     $1.13     $0.98     $0.81     $0.97        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            15,657    15,917    17,370    15,748    13,512     7,193     1,106        --       --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES (12/15/2006)
Accumulation unit value at beginning of
  period                                     $1.01     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.13     $1.01        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,397     2,935        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.10     $1.08     $0.96     $0.91     $0.77     $0.98     $1.00        --       --
Accumulation unit value at end of period     $1.08     $1.10     $1.08     $0.96     $0.91     $0.77     $0.98        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            11,073    13,569    14,517    11,248     9,676     6,574     1,743        --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.61     $1.27     $1.15     $1.00     $0.78     $0.96     $1.00        --       --
Accumulation unit value at end of period     $1.73     $1.61     $1.27     $1.15     $1.00     $0.78     $0.96        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            18,697    21,524    23,458    24,819    24,880    15,138     2,180        --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.05     $1.00     $0.90     $0.77     $0.58     $0.85     $1.29     $1.36    $1.00
Accumulation unit value at end of period     $1.08     $1.05     $1.00     $0.90     $0.77     $0.58     $0.85     $1.29    $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)            26,405    34,609    42,680    51,579    63,075    73,930    87,722    68,407    7,245
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.08     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.11     $1.08        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            55,721    57,963        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.28     $1.12     $1.12     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.34     $1.28     $1.12     $1.12        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,203     5,724     5,777     2,540        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.89     $1.59     $1.51     $1.27     $0.93     $1.07     $1.00        --       --
Accumulation unit value at end of period     $1.78     $1.89     $1.59     $1.51     $1.27     $0.93     $1.07        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            79,474    69,587    72,463    57,581    44,918    28,099     6,314        --       --
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   75

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.21     $1.07     $1.04     $0.96     $0.80     $0.93     $1.05     $1.09    $1.00
Accumulation unit value at end of period     $1.22     $1.21     $1.07     $1.04     $0.96     $0.80     $0.93     $1.05    $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)            74,966    74,221    77,525    74,540    73,310    64,613    53,096    39,810    6,539
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.14     $1.10     $1.08     $1.09     $1.09     $1.09     $1.06     $1.01    $1.00
Accumulation unit value at end of period     $1.18     $1.14     $1.10     $1.08     $1.09     $1.09     $1.09     $1.06    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           247,870   211,744   147,452   148,915   178,580   228,237   265,455   203,922   87,424
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.52% and 3.59%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.05     $1.03     $1.02     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.10     $1.05     $1.03     $1.02        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            29,701    22,501    15,300     4,962        --        --        --        --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.32     $1.28     $1.26     $1.22     $1.18     $1.13     $1.06     $1.01    $1.00
Accumulation unit value at end of period     $1.38     $1.32     $1.28     $1.26     $1.22     $1.18     $1.13     $1.06    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           408,270   351,043   257,273   190,125   176,013   159,405   106,760    43,920   11,675
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.79     $1.51     $1.34     $1.14     $0.82     $1.02     $1.01     $1.03    $1.00
Accumulation unit value at end of period     $1.91     $1.79     $1.51     $1.34     $1.14     $0.82     $1.02     $1.01    $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)           363,274   383,460   278,737   181,318    99,776    67,958    41,299    14,227    3,441
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.42     $1.34     $1.43     $1.31     $1.17     $1.03     $1.02     $1.00    $1.00
Accumulation unit value at end of period     $1.51     $1.42     $1.34     $1.43     $1.31     $1.17     $1.03     $1.02    $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)           141,675   123,834   102,876    72,702    54,100    36,626    23,970    14,137    2,368
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                     $1.05     $1.05     $1.03     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.12     $1.05     $1.05     $1.03        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            88,734    95,224    51,906     1,504        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.72     $0.66     $0.61     $0.57     $0.47     $0.64     $0.94     $1.18    $1.00
Accumulation unit value at end of period     $0.74     $0.72     $0.66     $0.61     $0.57     $0.47     $0.64     $0.94    $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)           186,447   216,237   212,229   135,373   147,485   118,986   130,764   106,410   13,813
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.35     $1.23     $1.20     $1.08     $0.87     $0.94     $0.91     $1.01    $1.00
Accumulation unit value at end of period     $1.37     $1.35     $1.23     $1.20     $1.08     $0.87     $0.94     $0.91    $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           186,775   221,767   237,711   236,566   197,358   122,784    88,813    52,655   10,137
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                     $1.14     $1.06     $1.04     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.16     $1.14     $1.06     $1.04        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            65,977    61,812    18,068       783        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $0.94     $0.82     $0.78     $0.75     $0.58     $0.76     $0.93     $1.14    $1.00
Accumulation unit value at end of period     $0.96     $0.94     $0.82     $0.78     $0.75     $0.58     $0.76     $0.93    $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)           242,876   290,744   144,230    94,730    45,599    34,956    26,779    22,159    3,227
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.34     $1.13     $1.09     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.32     $1.34     $1.13     $1.09        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,152     4,707     3,594     2,030        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.20     $1.22     $1.11     $1.03     $0.85     $0.99     $1.00        --       --
Accumulation unit value at end of period     $1.35     $1.20     $1.22     $1.11     $1.03     $0.85     $0.99        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            35,043    43,939    31,419    35,498    29,450    12,145     2,238        --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
  period                                     $1.36     $1.19     $1.00        --        --        --        --        --       --
Accumulation unit value at end of period     $1.48     $1.36     $1.19        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            43,555    54,642     4,982        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------



 76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2007      2006      2005      2004      2003      2002      2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.99     $0.86     $0.84     $0.77     $0.60     $0.79     $0.91     $1.00       --
Accumulation unit value at end of period     $1.03     $0.99     $0.86     $0.84     $0.77     $0.60     $0.79     $0.91       --
Number of accumulation units outstanding
  at end of period (000 omitted)            92,416   104,302   122,070   117,372    91,398    65,011    40,575    14,084       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.24     $1.20     $1.20     $1.20     $1.19     $1.13     $1.08     $1.00    $1.00
Accumulation unit value at end of period     $1.29     $1.24     $1.20     $1.20     $1.20     $1.19     $1.13     $1.08    $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)           104,637   108,222   121,249   130,386   135,202   116,147    56,966    24,654   12,796
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.74     $1.58     $1.52     $1.29     $0.88     $1.07     $1.16     $1.12    $1.00
Accumulation unit value at end of period     $1.65     $1.74     $1.58     $1.52     $1.29     $0.88     $1.07     $1.16    $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)            28,329    38,372    46,718    51,057    39,709    29,341    24,346    16,349    3,029
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
  period                                     $2.02     $1.53     $1.15     $0.94     $0.67     $0.72     $0.74     $1.00       --
Accumulation unit value at end of period     $2.77     $2.02     $1.53     $1.15     $0.94     $0.67     $0.72     $0.74       --
Number of accumulation units outstanding
  at end of period (000 omitted)            50,491    51,867    44,244    16,315     6,501     3,888     1,542       693       --
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
  period                                     $1.11     $0.90     $0.80     $0.69     $0.54     $0.67     $0.95     $1.27    $1.00
Accumulation unit value at end of period     $1.24     $1.11     $0.90     $0.80     $0.69     $0.54     $0.67     $0.95    $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)            58,762    64,541    61,793    40,351    21,462    19,189    18,664    15,670    2,173
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                     $1.36     $1.18     $1.15     $1.00        --        --        --        --       --
Accumulation unit value at end of period     $1.32     $1.36     $1.18     $1.15        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)           113,380   130,395    96,755    18,714        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.22     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.11     $1.22        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            29,814    27,318        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.99     $1.00        --        --        --        --        --        --       --
Accumulation unit value at end of period     $1.20     $0.99        --        --        --        --        --        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             9,199    17,529        --        --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $2.24     $1.65     $1.37     $1.06     $0.72     $0.84     $1.08     $1.51    $1.00
Accumulation unit value at end of period     $2.58     $2.24     $1.65     $1.37     $1.06     $0.72     $0.84     $1.08    $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)           108,613   122,718   114,381    79,981    56,466    42,309    30,297    21,844    1,343
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/15/1999)
Accumulation unit value at beginning of
  period                                     $1.86     $1.74     $1.58     $1.35     $0.95     $1.15     $1.05     $1.15    $1.00
Accumulation unit value at end of period     $1.94     $1.86     $1.74     $1.58     $1.35     $0.95     $1.15     $1.05    $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)           145,262   164,257   169,886   140,320   108,046    72,853    46,456    29,881    2,723
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.26     $1.14     $1.09     $1.01     $0.84     $0.97     $1.00        --       --
Accumulation unit value at end of period     $1.35     $1.26     $1.14     $1.09     $1.01     $0.84     $0.97        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            28,981    29,215    32,466    31,201    22,278    11,859     3,224        --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.26     $1.05     $0.97     $0.89     $0.69     $0.90     $1.00        --       --
Accumulation unit value at end of period     $1.41     $1.26     $1.05     $0.97     $0.89     $0.69     $0.90        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,538     6,052     6,690     7,049     5,248     2,781     1,031        --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of
  period                                     $1.35     $1.21     $1.13     $0.97     $0.72     $0.99     $1.00        --       --
Accumulation unit value at end of period     $1.42     $1.35     $1.21     $1.13     $0.97     $0.72     $0.99        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            18,131    21,391    25,313    25,983    24,999    17,130     3,747        --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.17     $0.96     $0.91     $0.81     $0.58     $0.94     $1.00        --       --
Accumulation unit value at end of period     $1.32     $1.17     $0.96     $0.91     $0.81     $0.58     $0.94        --       --
Number of accumulation units outstanding
  at end of period (000 omitted)            23,653    17,655    14,334    16,103    13,800     7,655     2,230        --       --
---------------------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   77

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                              2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.18    $1.13    $1.05    $1.00    $0.78    $1.00
Accumulation unit value at end of period                        $1.31    $1.18    $1.13    $1.05    $1.00    $0.78
Number of accumulation units outstanding at end of period
  (000 omitted)                                                15,385   19,282   24,536    5,492    1,386      379
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.53    $1.33    $1.23    $1.07    $0.80    $1.00
Accumulation unit value at end of period                        $1.67    $1.53    $1.33    $1.23    $1.07    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,003    3,321    2,836    2,429    1,198      552
------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.37    $1.19    $1.09    $0.97    $0.71    $1.00
Accumulation unit value at end of period                        $1.53    $1.37    $1.19    $1.09    $0.97    $0.71
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   479      608      830      916      758      242
------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.45    $1.26    $1.20    $1.11    $0.87    $1.00
Accumulation unit value at end of period                        $1.12    $1.45    $1.26    $1.20    $1.11    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,004    1,342    1,322    1,122      925      526
------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                  $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.13    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   753    5,096       --       --       --       --
------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                  $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at end of period                        $1.57    $1.38    $1.09       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,000      503        2       --       --       --
------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $0.93    $0.85    $0.84    $0.81    $0.56    $1.00
Accumulation unit value at end of period                        $0.99    $0.93    $0.85    $0.84    $0.81    $0.56
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,913    3,543    4,728    1,650      851      192
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                  $1.14    $1.06    $1.00       --       --       --
Accumulation unit value at end of period                        $1.35    $1.14    $1.06       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   664    2,023      333       --       --       --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period                  $1.40    $1.21    $1.16    $1.06    $0.81    $1.00
Accumulation unit value at end of period                        $1.45    $1.40    $1.21    $1.16    $1.06    $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                14,240   18,481   20,739   16,610    9,284    3,503
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period                  $2.59    $1.94    $1.68    $1.36    $0.95    $1.00
Accumulation unit value at end of period                        $2.71    $2.59    $1.94    $1.68    $1.36    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                32,186   31,867   25,568   11,679    5,621    1,417
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                  $1.64    $1.33    $1.19    $1.05    $0.85    $1.00
Accumulation unit value at end of period                        $1.92    $1.64    $1.33    $1.19    $1.05    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 6,589    7,826    7,538    4,969    2,812      944
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                  $1.00       --       --       --       --       --
Accumulation unit value at end of period                        $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,862       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                  $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end of period                        $1.18    $0.99    $1.04       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,203   12,931    2,015       --       --       --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                  $1.56    $1.33    $1.28    $1.13    $0.89    $1.00
Accumulation unit value at end of period                        $1.46    $1.56    $1.33    $1.28    $1.13    $0.89
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,382   24,433   25,428   16,423    8,977    2,837
------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at beginning of period                  $1.26    $1.17    $1.11    $1.04    $0.88    $1.00
Accumulation unit value at end of period                        $1.28    $1.26    $1.17    $1.11    $1.04    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,380    3,270    3,186    2,458    1,272      211
------------------------------------------------------------------------------------------------------------------



 78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                  $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.19    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                31,378   21,100       --       --       --       --
------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                  $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.26    $1.07       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,198    9,849       --       --       --       --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                  $0.97    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.13    $0.97       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,423    9,239       --       --       --       --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                  $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.03    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                19,211   18,826       --       --       --       --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period                  $1.23    $1.11    $1.03    $0.95    $0.93       --
Accumulation unit value at end of period                        $1.32    $1.23    $1.11    $1.03    $0.95       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,422    1,855    2,338    2,067    1,338       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                  $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.20    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                45,072   40,094       --       --       --       --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.30    $1.16    $1.09    $1.04    $0.85    $1.00
Accumulation unit value at end of period                        $1.44    $1.30    $1.16    $1.09    $1.04    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,111   25,441   28,158   27,602   15,940    3,592
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.97    $1.77    $1.52    $1.23    $0.90    $1.00
Accumulation unit value at end of period                        $2.25    $1.97    $1.77    $1.52    $1.23    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                44,787   53,339   46,944   30,787   15,111    4,182
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.80    $1.55    $1.32    $1.17    $0.83    $1.00
Accumulation unit value at end of period                        $2.09    $1.80    $1.55    $1.32    $1.17    $0.83
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,255   10,330    9,686    7,474    2,900      553
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $2.37    $1.99    $1.77    $1.36    $1.01    $1.00
Accumulation unit value at end of period                        $1.86    $2.37    $1.99    $1.77    $1.36    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                14,263   20,694   22,307   17,231    9,166    2,887
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.84    $1.59    $1.47    $1.20    $0.92    $1.00
Accumulation unit value at end of period                        $1.77    $1.84    $1.59    $1.47    $1.20    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,862   14,227   13,298    8,980    5,248    2,075
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.58    $1.35    $1.23    $1.10    $0.89    $1.00
Accumulation unit value at end of period                        $1.62    $1.58    $1.35    $1.23    $1.10    $0.89
Number of accumulation units outstanding at end of period
  (000 omitted)                                                21,837   22,449   18,871   13,076    6,742    1,735
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.94    $1.69    $1.51    $1.21    $0.95    $1.00
Accumulation unit value at end of period                        $1.98    $1.94    $1.69    $1.51    $1.21    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                24,512   29,515   30,996   15,049    7,743    2,583
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.38    $1.24    $1.17    $1.03    $0.80    $1.00
Accumulation unit value at end of period                        $1.35    $1.38    $1.24    $1.17    $1.03    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,871   27,339   30,636    9,922    2,742    1,048
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.08    $1.01    $0.92    $0.92    $0.64    $1.00
Accumulation unit value at end of period                        $1.30    $1.08    $1.01    $0.92    $0.92    $0.64
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   507      505      468      467      428       68
------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   79

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $2.34    $1.61    $1.23    $1.05    $0.79    $1.00
Accumulation unit value at end of period                        $2.97    $2.34    $1.61    $1.23    $1.05    $0.79
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,484    1,656    1,555    1,500    1,254      681
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.00       --       --       --       --       --
Accumulation unit value at end of period                        $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                25,246       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.77    $1.46    $1.33    $1.17    $0.92    $1.00
Accumulation unit value at end of period                        $1.94    $1.77    $1.46    $1.33    $1.17    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,119    6,555    7,418    5,816    3,058      499
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                  $1.09    $1.03    $0.99    $0.92    $0.76    $1.00
Accumulation unit value at end of period                        $1.20    $1.09    $1.03    $0.99    $0.92    $0.76
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,932    8,628    8,658    5,399    2,971    1,088
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                  $1.17    $1.04    $1.00    $0.96    $0.72    $1.00
Accumulation unit value at end of period                        $1.18    $1.17    $1.04    $1.00    $0.96    $0.72
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,692    5,363    6,257    6,311    5,191    2,112
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                  $2.20    $1.70    $1.47    $1.14    $0.85    $1.00
Accumulation unit value at end of period                        $2.78    $2.20    $1.70    $1.47    $1.14    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,678    8,231    6,871    3,380    1,670      276
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                  $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.07    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,350    9,305       --       --       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.51    $1.30    $1.15    $1.00       --       --
Accumulation unit value at end of period                        $1.59    $1.51    $1.30    $1.15       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,884   14,402   11,208    4,318       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.42    $1.25    $1.15    $1.00       --       --
Accumulation unit value at end of period                        $1.38    $1.42    $1.25    $1.15       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,606   10,328    6,924    2,998       --       --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.15    $1.08    $1.07    $1.00       --       --
Accumulation unit value at end of period                        $1.24    $1.15    $1.08    $1.07       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                92,164   64,615   34,899    7,003       --       --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                  $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.11    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                27,066   26,857       --       --       --       --
------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.49    $1.24    $1.18    $1.03    $0.85    $1.00
Accumulation unit value at end of period                        $1.49    $1.49    $1.24    $1.18    $1.03    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,618    4,901    5,727    5,442    4,416    1,439
------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES (12/15/2006)
Accumulation unit value at beginning of period                  $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.13    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   404      560       --       --       --       --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.14    $1.12    $1.00    $0.94    $0.81    $1.00
Accumulation unit value at end of period                        $1.12    $1.14    $1.12    $1.00    $0.94    $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,423    4,490    4,351    2,530    1,776      617
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.77    $1.40    $1.26    $1.09    $0.86    $1.00
Accumulation unit value at end of period                        $1.90    $1.77    $1.40    $1.26    $1.09    $0.86
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,409    3,961    4,252    4,043    4,165    2,086
------------------------------------------------------------------------------------------------------------------



 80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.31    $1.25    $1.13    $0.96    $0.73    $1.00
Accumulation unit value at end of period                        $1.35    $1.31    $1.25    $1.13    $0.96    $0.73
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   771      986      736      559      614      267
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                  $1.08    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.11    $1.08       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                18,675   20,639       --       --       --       --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                  $1.28    $1.12    $1.12    $1.00       --       --
Accumulation unit value at end of period                        $1.34    $1.28    $1.12    $1.12       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,469    1,490    1,493      840       --       --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                  $1.79    $1.50    $1.43    $1.21    $0.88    $1.00
Accumulation unit value at end of period                        $1.68    $1.79    $1.50    $1.43    $1.21    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                23,547   19,283   20,683   11,379    7,181    3,316
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.35    $1.19    $1.16    $1.07    $0.90    $1.00
Accumulation unit value at end of period                        $1.36    $1.35    $1.19    $1.16    $1.07    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,018    4,466    3,385    2,471    1,608      531
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (02/13/2002)
Accumulation unit value at beginning of period                  $1.04    $1.01    $0.99    $1.00    $1.00    $1.00
Accumulation unit value at end of period                        $1.08    $1.04    $1.01    $0.99    $1.00    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                39,420   37,806   22,067   19,507   13,022   12,452
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec.
  31, 2007 were 3.46% and 3.52%, respectively.
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of period                  $1.05    $1.02    $1.02    $1.00       --       --
Accumulation unit value at end of period                        $1.10    $1.05    $1.02    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,804    4,756    3,994    1,612       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
  RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (02/13/2002)
Accumulation unit value at beginning of period                  $1.16    $1.12    $1.11    $1.07    $1.04    $1.00
Accumulation unit value at end of period                        $1.21    $1.16    $1.12    $1.11    $1.07    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                               103,330   87,923   50,746   22,751   13,984    6,481
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
  RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.82    $1.53    $1.36    $1.17    $0.83    $1.00
Accumulation unit value at end of period                        $1.94    $1.82    $1.53    $1.36    $1.17    $0.83
Number of accumulation units outstanding at end of period
  (000 omitted)                                                69,629   75,610   47,282   24,579    8,342    3,101
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.38    $1.31    $1.39    $1.28    $1.14    $1.00
Accumulation unit value at end of period                        $1.47    $1.38    $1.31    $1.39    $1.28    $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                31,193   26,716   18,771    8,568    3,885    1,060
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                  $1.05    $1.05    $1.03    $1.00       --       --
Accumulation unit value at end of period                        $1.12    $1.05    $1.05    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                26,608   31,048   20,279      653       --       --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.17    $1.06    $0.99    $0.92    $0.77    $1.00
Accumulation unit value at end of period                        $1.19    $1.17    $1.06    $0.99    $0.92    $0.77
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,603   24,725   23,296    7,403    5,647      973
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.44    $1.32    $1.28    $1.16    $0.94    $1.00
Accumulation unit value at end of period                        $1.46    $1.44    $1.32    $1.28    $1.16    $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,960   27,180   28,189   24,305   16,280    3,957
------------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   81

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                  $1.14    $1.06    $1.04    $1.00       --       --
Accumulation unit value at end of period                        $1.15    $1.14    $1.06    $1.04       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,632   21,052    7,061      300       --       --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.20    $1.05    $1.00    $0.95    $0.75    $1.00
Accumulation unit value at end of period                        $1.22    $1.20    $1.05    $1.00    $0.95    $0.75
Number of accumulation units outstanding at end of period
  (000 omitted)                                                23,697   27,942   27,550    4,862    1,779      291
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period                  $1.33    $1.13    $1.09    $1.00       --       --
Accumulation unit value at end of period                        $1.31    $1.33    $1.13    $1.09       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   925    1,124      921      450       --       --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.24    $1.26    $1.15    $1.07    $0.88    $1.00
Accumulation unit value at end of period                        $1.40    $1.24    $1.26    $1.15    $1.07    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,984    4,676    5,505    5,961    4,649    1,153
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                  $1.36    $1.19    $1.00       --       --       --
Accumulation unit value at end of period                        $1.48    $1.36    $1.19       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,445   15,321      622       --       --       --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.30    $1.14    $1.10    $1.01    $0.80    $1.00
Accumulation unit value at end of period                        $1.35    $1.30    $1.14    $1.10    $1.01    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,644   13,132   14,184   11,269    6,544    1,889
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.08    $1.05    $1.04    $1.05    $1.04    $1.00
Accumulation unit value at end of period                        $1.13    $1.08    $1.05    $1.04    $1.05    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,583   16,153   18,707   17,403   14,902    6,107
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.68    $1.52    $1.46    $1.25    $0.85    $1.00
Accumulation unit value at end of period                        $1.59    $1.68    $1.52    $1.46    $1.25    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,378    4,827    5,744    5,617    2,920      900
------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                  $2.70    $2.04    $1.54    $1.25    $0.90    $1.00
Accumulation unit value at end of period                        $3.70    $2.70    $2.04    $1.54    $1.25    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,394    9,829    8,412    1,983      492      220
------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                  $1.74    $1.42    $1.26    $1.08    $0.85    $1.00
Accumulation unit value at end of period                        $1.94    $1.74    $1.42    $1.26    $1.08    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,324    5,986    5,133    2,551      340       55
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.36    $1.18    $1.15    $1.00       --       --
Accumulation unit value at end of period                        $1.31    $1.36    $1.18    $1.15       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                51,531   60,771   53,896   12,916       --       --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                  $1.22    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.11    $1.22       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,916    8,886       --       --       --       --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                  $0.99    $1.00       --       --       --       --
Accumulation unit value at end of period                        $1.20    $0.99       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,519    6,372       --       --       --       --
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (02/13/2002)
Accumulation unit value at beginning of period                  $2.71    $1.99    $1.66    $1.28    $0.87    $1.00
Accumulation unit value at end of period                        $3.12    $2.71    $1.99    $1.66    $1.28    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                                18,491   21,367   19,260    9,273    4,376    1,523
*Effective June 1, 2008, the Fund will change its name to Wanger International.
------------------------------------------------------------------------------------------------------------------



 82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007     2006     2005     2004     2003     2002
------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (02/13/2002)
Accumulation unit value at beginning of period                  $1.66    $1.56    $1.41    $1.21    $0.85    $1.00
Accumulation unit value at end of period                        $1.73    $1.66    $1.56    $1.41    $1.21    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                36,469   42,372   41,455   26,304   13,657    3,732
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.33    $1.20    $1.16    $1.07    $0.88    $1.00
Accumulation unit value at end of period                        $1.42    $1.33    $1.20    $1.16    $1.07    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,917    4,549    5,289    5,233    3,858    1,279
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.48    $1.24    $1.14    $1.05    $0.81    $1.00
Accumulation unit value at end of period                        $1.65    $1.48    $1.24    $1.14    $1.05    $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   589      856    1,179    1,653      832       81
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.40    $1.26    $1.18    $1.01    $0.75    $1.00
Accumulation unit value at end of period                        $1.48    $1.40    $1.26    $1.18    $1.01    $0.75
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,587    6,324    7,621    6,990    5,557    2,340
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.35    $1.11    $1.06    $0.94    $0.67    $1.00
Accumulation unit value at end of period                        $1.52    $1.35    $1.11    $1.06    $0.94    $0.67
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,223    2,943    2,596    2,735    1,772      662
------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.17    $1.12    $1.04    $0.99    $0.78    $1.00
Accumulation unit value at end of period                       $1.29    $1.17    $1.12    $1.04    $0.99    $0.78
Number of accumulation units outstanding at end of period
  (000 omitted)                                                7,314   10,002   11,202    2,736      978      447
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.51    $1.32    $1.22    $1.07    $0.80    $1.00
Accumulation unit value at end of period                       $1.65    $1.51    $1.32    $1.22    $1.07    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,796    2,051    1,835    1,591      774      463
-----------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.36    $1.19    $1.08    $0.97    $0.71    $1.00
Accumulation unit value at end of period                       $1.51    $1.36    $1.19    $1.08    $0.97    $0.71
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  257      357      495      596      554      286
-----------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.43    $1.25    $1.19    $1.11    $0.87    $1.00
Accumulation unit value at end of period                       $1.10    $1.43    $1.25    $1.19    $1.11    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  586      904      832      915      731      446
-----------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  456    2,466       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                 $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at end of period                       $1.56    $1.38    $1.09       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                4,140      267        5       --       --       --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $0.92    $0.84    $0.83    $0.80    $0.56    $1.00
Accumulation unit value at end of period                       $0.98    $0.92    $0.84    $0.83    $0.80    $0.56
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,544    1,896    2,168      923      573      157
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                 $1.13    $1.06    $1.00       --       --       --
Accumulation unit value at end of period                       $1.34    $1.13    $1.06       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  264      846      148       --       --       --
-----------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   83

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period                 $1.38    $1.20    $1.16    $1.05    $0.81    $1.00
Accumulation unit value at end of period                       $1.43    $1.38    $1.20    $1.16    $1.05    $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                9,112   12,504   14,313   11,547    7,339    4,072
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period                 $2.57    $1.92    $1.67    $1.35    $0.95    $1.00
Accumulation unit value at end of period                       $2.68    $2.57    $1.92    $1.67    $1.35    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                               18,897   19,979   16,470    7,898    3,918    1,371
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                 $1.63    $1.32    $1.18    $1.04    $0.85    $1.00
Accumulation unit value at end of period                       $1.90    $1.63    $1.32    $1.18    $1.04    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,680    4,188    3,768    2,448    1,128      448
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                5,266       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                 $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end of period                       $1.18    $0.99    $1.04       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,445    6,545    1,015       --       --       --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                 $1.54    $1.32    $1.27    $1.13    $0.89    $1.00
Accumulation unit value at end of period                       $1.45    $1.54    $1.32    $1.27    $1.13    $0.89
Number of accumulation units outstanding at end of period
  (000 omitted)                                               12,429   15,592   16,716   10,779    5,922    2,396
-----------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at beginning of period                 $1.24    $1.16    $1.11    $1.04    $0.88    $1.00
Accumulation unit value at end of period                       $1.26    $1.24    $1.16    $1.11    $1.04    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,711    2,144    2,283    1,690      769      208
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                 $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.18    $1.02       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               15,689   10,663       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                 $1.06    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.26    $1.06       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,426    5,251       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                 $0.97    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.12    $0.97       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,728    4,962       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.03    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               13,146   12,200       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period                 $1.22    $1.10    $1.02    $0.95    $0.91       --
Accumulation unit value at end of period                       $1.30    $1.22    $1.10    $1.02    $0.95       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  954    1,268    1,570    1,304    1,011       --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                 $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.19    $1.03       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               23,069   20,348       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                 $1.28    $1.15    $1.09    $1.04    $0.85    $1.00
Accumulation unit value at end of period                       $1.42    $1.28    $1.15    $1.09    $1.04    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                               12,003   16,152   18,132   18,010   11,020    3,508
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                 $1.95    $1.76    $1.51    $1.23    $0.90    $1.00
Accumulation unit value at end of period                       $2.23    $1.95    $1.76    $1.51    $1.23    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                               25,720   32,335   28,423   18,934    9,886    3,541
-----------------------------------------------------------------------------------------------------------------



 84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                 $1.79    $1.53    $1.31    $1.17    $0.83    $1.00
Accumulation unit value at end of period                       $2.07    $1.79    $1.53    $1.31    $1.17    $0.83
Number of accumulation units outstanding at end of period
  (000 omitted)                                                5,901    7,436    6,520    5,276    2,292      610
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                 $2.35    $1.97    $1.76    $1.35    $1.01    $1.00
Accumulation unit value at end of period                       $1.84    $2.35    $1.97    $1.76    $1.35    $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                8,852   13,498   15,139   12,119    6,601    2,989
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                 $1.82    $1.57    $1.46    $1.20    $0.92    $1.00
Accumulation unit value at end of period                       $1.75    $1.82    $1.57    $1.46    $1.20    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                7,056    8,954    8,682    5,338    3,257    1,610
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                 $1.56    $1.34    $1.22    $1.10    $0.89    $1.00
Accumulation unit value at end of period                       $1.60    $1.56    $1.34    $1.22    $1.10    $0.89
Number of accumulation units outstanding at end of period
  (000 omitted)                                               12,837   13,922   11,400    7,311    3,856    1,418
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.92    $1.68    $1.50    $1.21    $0.95    $1.00
Accumulation unit value at end of period                       $1.96    $1.92    $1.68    $1.50    $1.21    $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                               15,654   19,762   20,011   10,047    5,836    2,777
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.37    $1.23    $1.17    $1.03    $0.80    $1.00
Accumulation unit value at end of period                       $1.33    $1.37    $1.23    $1.17    $1.03    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                               11,550   15,324   16,269    6,220    2,770    1,483
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.07    $1.01    $0.91    $0.92    $0.63    $1.00
Accumulation unit value at end of period                       $1.29    $1.07    $1.01    $0.91    $0.92    $0.63
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  206      215      230      249      279      112
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $2.32    $1.60    $1.23    $1.05    $0.79    $1.00
Accumulation unit value at end of period                       $2.93    $2.32    $1.60    $1.23    $1.05    $0.79
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,042    1,094      854    1,006      956      646
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               12,686       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.75    $1.45    $1.33    $1.17    $0.92    $1.00
Accumulation unit value at end of period                       $1.92    $1.75    $1.45    $1.33    $1.17    $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,267    4,513    4,983    4,090    2,091      566
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                 $1.08    $1.02    $0.99    $0.92    $0.76    $1.00
Accumulation unit value at end of period                       $1.18    $1.08    $1.02    $0.99    $0.92    $0.76
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,135    4,033    4,710    3,047    2,246      712
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                 $1.16    $1.04    $1.00    $0.95    $0.72    $1.00
Accumulation unit value at end of period                       $1.17    $1.16    $1.04    $1.00    $0.95    $0.72
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,675    3,472    4,247    4,567    3,912    1,784
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                 $2.18    $1.68    $1.46    $1.14    $0.85    $1.00
Accumulation unit value at end of period                       $2.74    $2.18    $1.68    $1.46    $1.14    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                6,370    6,302    5,189    2,575    1,371      431
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.06    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                4,922    4,471       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                 $1.50    $1.30    $1.15    $1.00       --       --
Accumulation unit value at end of period                       $1.58    $1.50    $1.30    $1.15       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                6,986    8,796    5,927    2,391       --       --
-----------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   85

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                 $1.41    $1.24    $1.15    $1.00       --       --
Accumulation unit value at end of period                       $1.37    $1.41    $1.24    $1.15       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                4,773    5,725    3,700    1,477       --       --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                 $1.14    $1.08    $1.06    $1.00       --       --
Accumulation unit value at end of period                       $1.23    $1.14    $1.08    $1.06       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               62,902   46,387   23,303    4,223       --       --
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                 $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.04       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               14,755   14,860       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.48    $1.23    $1.18    $1.03    $0.85    $1.00
Accumulation unit value at end of period                       $1.47    $1.48    $1.23    $1.18    $1.03    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,844    2,541    3,006    3,078    2,659    1,189
-----------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES (12/15/2006)
Accumulation unit value at beginning of period                 $1.01    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.13    $1.01       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  300      390       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.13    $1.11    $1.00    $0.94    $0.80    $1.00
Accumulation unit value at end of period                       $1.11    $1.13    $1.11    $1.00    $0.94    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,630    2,416    2,388    1,649    1,108      583
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.75    $1.39    $1.25    $1.09    $0.86    $1.00
Accumulation unit value at end of period                       $1.87    $1.75    $1.39    $1.25    $1.09    $0.86
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,184    2,660    3,019    2,995    2,797    1,392
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                 $1.30    $1.24    $1.12    $0.96    $0.73    $1.00
Accumulation unit value at end of period                       $1.33    $1.30    $1.24    $1.12    $0.96    $0.73
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  448      706      598      413      417      192
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                 $1.08    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.11    $1.08       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                9,646   10,682       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                 $1.27    $1.11    $1.12    $1.00       --       --
Accumulation unit value at end of period                       $1.33    $1.27    $1.11    $1.12       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  980    1,141    1,193      732       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $1.77    $1.49    $1.42    $1.20    $0.88    $1.00
Accumulation unit value at end of period                       $1.66    $1.77    $1.49    $1.42    $1.20    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                               12,216   10,437   11,559    7,783    5,093    2,665
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.34    $1.18    $1.15    $1.07    $0.90    $1.00
Accumulation unit value at end of period                       $1.35    $1.34    $1.18    $1.15    $1.07    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                4,008    3,764    3,085    2,273    1,117      462
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (02/13/2002)
Accumulation unit value at beginning of period                 $1.03    $1.00    $0.99    $0.99    $1.00    $1.00
Accumulation unit value at end of period                       $1.07    $1.03    $1.00    $0.99    $0.99    $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               33,791   33,401   18,979   15,014   12,047   12,148
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec.
  31, 2007 were 3.25% and 3.31%, respectively.
-----------------------------------------------------------------------------------------------------------------



 86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of period                 $1.05    $1.02    $1.02    $1.00       --       --
Accumulation unit value at end of period                       $1.09    $1.05    $1.02    $1.02       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                5,252    4,585    3,473    1,734       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
  RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (02/13/2002)
Accumulation unit value at beginning of period                 $1.15    $1.12    $1.11    $1.07    $1.04    $1.00
Accumulation unit value at end of period                       $1.20    $1.15    $1.12    $1.11    $1.07    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                               68,622   60,502   37,023   19,654   12,452    5,971
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into
  RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.79    $1.51    $1.35    $1.15    $0.83    $1.00
Accumulation unit value at end of period                       $1.91    $1.79    $1.51    $1.35    $1.15    $0.83
Number of accumulation units outstanding at end of period
  (000 omitted)                                               43,798   50,646   33,232   17,932    5,976    2,058
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.37    $1.30    $1.38    $1.27    $1.14    $1.00
Accumulation unit value at end of period                       $1.46    $1.37    $1.30    $1.38    $1.27    $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                               22,272   19,781   15,541    8,857    4,839    1,529
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                 $1.04    $1.04    $1.03    $1.00       --       --
Accumulation unit value at end of period                       $1.11    $1.04    $1.04    $1.03       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               17,958   20,730   13,014      516       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.16    $1.05    $0.98    $0.92    $0.76    $1.00
Accumulation unit value at end of period                       $1.18    $1.16    $1.05    $0.98    $0.92    $0.76
Number of accumulation units outstanding at end of period
  (000 omitted)                                               10,992   13,741   13,519    4,079    2,868      392
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.43    $1.31    $1.27    $1.15    $0.93    $1.00
Accumulation unit value at end of period                       $1.44    $1.43    $1.31    $1.27    $1.15    $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                               19,687   25,271   27,474   25,456   15,576    4,269
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                 $1.13    $1.06    $1.04    $1.00       --       --
Accumulation unit value at end of period                       $1.15    $1.13    $1.06    $1.04       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               12,716   13,255    4,187      271       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.29    $1.13    $1.08    $1.03    $0.81    $1.00
Accumulation unit value at end of period                       $1.31    $1.29    $1.13    $1.08    $1.03    $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                               10,299   12,875   11,604    2,482      744       96
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period                 $1.33    $1.13    $1.09    $1.00       --       --
Accumulation unit value at end of period                       $1.30    $1.33    $1.13    $1.09       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  789      734      632      499       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.23    $1.25    $1.15    $1.06    $0.88    $1.00
Accumulation unit value at end of period                       $1.38    $1.23    $1.25    $1.15    $1.06    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,887    2,741    2,961    3,400    2,602      889
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                 $1.35    $1.19    $1.00       --       --       --
Accumulation unit value at end of period                       $1.47    $1.35    $1.19       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                5,225    7,878      393       --       --       --
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.29    $1.13    $1.10    $1.01    $0.80    $1.00
Accumulation unit value at end of period                       $1.34    $1.29    $1.13    $1.10    $1.01    $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                8,187    9,874   10,825    9,241    5,428    1,648
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.07    $1.04    $1.04    $1.04    $1.04    $1.00
Accumulation unit value at end of period                       $1.11    $1.07    $1.04    $1.04    $1.04    $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                               12,745   15,464   16,802   16,700   13,079    7,646
-----------------------------------------------------------------------------------------------------------------



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   87

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.66    $1.51    $1.45    $1.24    $0.85    $1.00
Accumulation unit value at end of period                       $1.57    $1.66    $1.51    $1.45    $1.24    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,098    3,358    3,917    3,802    2,139      516
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $2.68    $2.02    $1.53    $1.25    $0.90    $1.00
Accumulation unit value at end of period                       $3.65    $2.68    $2.02    $1.53    $1.25    $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                5,242    5,716    4,677    1,199      318      121
-----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                 $1.73    $1.41    $1.25    $1.08    $0.85    $1.00
Accumulation unit value at end of period                       $1.92    $1.73    $1.41    $1.25    $1.08    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,162    3,800    3,647    2,172      496      105
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period                 $1.35    $1.18    $1.15    $1.00       --       --
Accumulation unit value at end of period                       $1.30    $1.35    $1.18    $1.15       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               27,381   32,887   26,831    6,418       --       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $1.22    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.10    $1.22       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                4,961    4,670       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                 $0.99    $1.00       --       --       --       --
Accumulation unit value at end of period                       $1.19    $0.99       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,490    3,111       --       --       --       --
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (02/13/2002)
Accumulation unit value at beginning of period                 $2.68    $1.98    $1.65    $1.28    $0.87    $1.00
Accumulation unit value at end of period                       $3.08    $2.68    $1.98    $1.65    $1.28    $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                               10,565   12,918   11,470    5,817    2,667    1,055
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (02/13/2002)
Accumulation unit value at beginning of period                 $1.64    $1.54    $1.40    $1.20    $0.85    $1.00
Accumulation unit value at end of period                       $1.71    $1.64    $1.54    $1.40    $1.20    $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                               19,504   23,503   23,080   15,408    8,442    3,131
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.32    $1.19    $1.15    $1.06    $0.88    $1.00
Accumulation unit value at end of period                       $1.40    $1.32    $1.19    $1.15    $1.06    $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,996    2,159    2,480    2,738    2,182      770
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.47    $1.23    $1.13    $1.05    $0.81    $1.00
Accumulation unit value at end of period                       $1.63    $1.47    $1.23    $1.13    $1.05    $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  370      403      576      551      374       80
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.39    $1.25    $1.18    $1.01    $0.75    $1.00
Accumulation unit value at end of period                       $1.47    $1.39    $1.25    $1.18    $1.01    $0.75
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,414    3,081    3,829    3,698    3,344    1,985
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                 $1.34    $1.10    $1.05    $0.94    $0.67    $1.00
Accumulation unit value at end of period                       $1.51    $1.34    $1.10    $1.05    $0.94    $0.67
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,799    1,527    1,557    1,643    1,441      387
-----------------------------------------------------------------------------------------------------------------



 88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements



   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   89

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                                                      ANNUITY -- PROSPECTUS   91
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                                                      ANNUITY -- PROSPECTUS   93
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

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   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS   95

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


          RiverSource Distributors, Inc. (Distributor), Member FINRA.

Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.


        (C)2008 RiverSource Life Insurance Company. All rights reserved.


S-6406 L (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY - BAND 3
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),
- current or retired Ameriprise Financial, Inc. financial advisors and their spouses (advisors), and
- individuals investing an initial purchase payment of $1 million (other individuals).

New RiverSource Retirement Advisor Advantage Variable Annuity - Band 3 contracts are not currently being offered.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities
             RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares
- Lazard Retirement Series, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Pioneer Variable Contracts Trust (VCT), Class II Shares
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Investment Trust (RVIT) formerly known as RiverSource Variable Portfolio Funds

- The Universal Institutional Funds, Inc.
  Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                             3 -- PROSPECTUS   1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   6
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................  11
FINANCIAL STATEMENTS........................................  11
THE VARIABLE ACCOUNT AND THE FUNDS..........................  11
THE FIXED ACCOUNT...........................................  29
BUYING YOUR CONTRACT........................................  29
CHARGES.....................................................  31
VALUING YOUR INVESTMENT.....................................  33
MAKING THE MOST OF YOUR CONTRACT............................  34
SURRENDERS..................................................  41
TSA -- SPECIAL PROVISIONS...................................  42
CHANGING OWNERSHIP..........................................  42
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  43
OPTIONAL BENEFITS...........................................  44
THE ANNUITY PAYOUT PERIOD...................................  48
TAXES.......................................................  49
VOTING RIGHTS...............................................  52
SUBSTITUTION OF INVESTMENTS.................................  52
ABOUT THE SERVICE PROVIDERS.................................  53
APPENDIX A: EXAMPLE -- OPTIONAL BENEFITS....................  56
APPENDIX B: CONDENSED FINANCIAL INFORMATION (UNAUDITED).....  59
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.......................  65





 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.


FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the EEB, EEP MAV and/or PN. The rider adds the terms of the optional benefit to your contract.



RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                             3 -- PROSPECTUS   3

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.


FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")



- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")



BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (see "Benefits in Case of Death -- Standard Death Benefit")



OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")



TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                             3 -- PROSPECTUS   5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

 SURRENDER CHARGE                                                  0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                $     30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)


 MAV RIDER FEE                                                                                  0.25%*
 EEB RIDER FEE                                                                                   0.30%
 EEP RIDER FEE                                                                                   0.40%
 PN RIDER FEE                                                      Maximum: 0.20%       Current: 0.10%


ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value)

 MORTALITY AND EXPENSE RISK FEE                                  0.55%

*    For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                   ACQUIRED FUND      GROSS TOTAL
                                                     MANAGEMENT        12B-1          OTHER          FEES AND           ANNUAL
                                                        FEES           FEES         EXPENSES        EXPENSES**         EXPENSES
 AIM V.I. Capital Appreciation Fund, Series II          0.61%          0.25%          0.27%               --%             1.13%
 Shares
 AIM V.I. Capital Development Fund, Series II           0.75           0.25           0.31                --              1.31(1)
 Shares
 AIM V.I. Dynamics Fund, Series I Shares                0.75             --           0.36                --              1.11
 AIM V.I. Financial Services Fund, Series I Shares      0.75             --           0.36                --              1.11
 AIM V.I. Global Health Care Fund, Series II Shares     0.75           0.25           0.32              0.01              1.33(1)
 AIM V.I. International Growth Fund, Series II          0.71           0.25           0.36              0.01              1.33(1)
 Shares
 AIM V.I. Technology Fund, Series I Shares              0.75             --           0.35              0.01              1.11
 AllianceBernstein VPS Global Technology Portfolio      0.75           0.25           0.17                --              1.17
 (Class B)
 AllianceBernstein VPS Growth and Income Portfolio      0.55           0.25           0.04                --              0.84
 (Class B)
 AllianceBernstein VPS International Value              0.75           0.25           0.06                --              1.06
 Portfolio (Class B)
 American Century VP International, Class II            1.10           0.25           0.01                --              1.36
 American Century VP Mid Cap Value, Class II            0.90           0.25           0.01                --              1.16
 American Century VP Ultra(R), Class II                 0.90           0.25           0.01                --              1.16
 American Century VP Value, Class II                    0.83           0.25           0.01                --              1.09
 Calvert Variable Series, Inc. Social Balanced          0.70             --           0.20                --              0.90
 Portfolio
 Columbia Marsico Growth Fund, Variable Series,         0.97             --           0.02                --              0.99
 Class A
 Columbia Marsico International Opportunities Fund,     1.02           0.25           0.12                --              1.39
 Variable Series, Class B
 Credit Suisse Trust - Commodity Return Strategy        0.50           0.25           0.28                --              1.03(2)
 Portfolio
 Eaton Vance VT Floating-Rate Income Fund               0.57           0.25           0.32                --              1.14
 Evergreen VA Fundamental Large Cap Fund - Class 2      0.58           0.25           0.17                --              1.00
 Fidelity(R) VIP Contrafund(R) Portfolio Service        0.56           0.25           0.09                --              0.90
 Class 2
 Fidelity(R) VIP Growth & Income Portfolio Service      0.46           0.25           0.12                --              0.83
 Class 2
 Fidelity(R) VIP Mid Cap Portfolio Service Class 2      0.56           0.25           0.10                --              0.91
 Fidelity(R) VIP Overseas Portfolio Service Class 2     0.71           0.25           0.14                --              1.10
 FTVIPT Franklin Global Real Estate Securities          0.75           0.25           0.31                --              1.31(3)
 Fund - Class 2
 FTVIPT Franklin Small Cap Value Securities             0.51           0.25           0.15              0.02              0.93(4)
 Fund - Class 2
 FTVIPT Mutual Shares Securities Fund - Class 2         0.59           0.25           0.13                --              0.97
 Goldman Sachs VIT Mid Cap Value                        0.80             --           0.07                --              0.87
 Fund - Institutional Shares
 Goldman Sachs VIT Structured U.S. Equity               0.65             --           0.07                --              0.72(5)
 Fund - Institutional Shares
 Janus Aspen Series Global Technology Portfolio:        0.64           0.25           0.18              0.01              1.08
 Service Shares
 Janus Aspen Series International Growth Portfolio:     0.64           0.25           0.06                --              0.95
 Service Shares
 Janus Aspen Series Large Cap Growth Portfolio:         0.64           0.25           0.02              0.01              0.92
 Service Shares
 Lazard Retirement International Equity                 0.75           0.25           0.18                --              1.18
 Portfolio - Service Shares
 MFS(R) Investors Growth Stock Series - Service         0.75           0.25           0.11                --              1.11
 Class
 MFS(R) New Discovery Series - Service Class            0.90           0.25           0.11                --              1.26
 MFS(R) Utilities Series - Service Class                0.75           0.25           0.10                --              1.10(6)
 Neuberger Berman Advisers Management Trust             1.14           0.25           0.17                --              1.56(7)
 International Portfolio (Class S)
 Oppenheimer Global Securities Fund/VA, Service         0.62           0.25           0.02                --              0.89
 Shares
 Oppenheimer Main Street Small Cap Fund/VA, Service     0.70           0.25           0.02                --              0.97
 Shares
 Oppenheimer Strategic Bond Fund/VA, Service Shares     0.57           0.25           0.02              0.02              0.86(8)
 PIMCO VIT All Asset Portfolio, Advisor Share Class     0.18           0.25           0.25              0.69              1.37(9)
 Pioneer Equity Income VCT Portfolio - Class II         0.65           0.25           0.05                --              0.95
 Shares
 Pioneer International Value VCT Portfolio - Class      0.85           0.25           0.32                --              1.42
 II Shares
 Putnam VT Health Sciences Fund - Class IB Shares       0.70           0.25           0.13                --              1.08
 Putnam VT International Equity Fund - Class IB         0.73           0.25           0.11              0.01              1.10
 Shares


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                             3 -- PROSPECTUS   7

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                   ACQUIRED FUND      GROSS TOTAL
                                                     MANAGEMENT        12B-1          OTHER          FEES AND           ANNUAL
                                                        FEES           FEES         EXPENSES        EXPENSES**         EXPENSES
 Putnam VT Vista Fund - Class IB Shares                 0.65%          0.25%          0.11%               --%             1.01%
 RVST Disciplined Asset Allocation(SM)                    --           0.25           0.30              0.76              1.31(10)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)                    --           0.25           0.30              0.64              1.19(10)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)                    --           0.25           0.30              0.70              1.25(10)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)                    --           0.25           0.30              0.73              1.28(10)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)                    --           0.25           0.30              0.67              1.22(10)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable                  0.70           0.13           0.16                --              0.99(11)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable                  0.83           0.13           1.13                --              2.09(11)
 Portfolio - Select Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable                  0.97           0.13           0.18                --              1.28(11)
 Portfolio - Small Cap Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Small Cap Value Fund)
 RVST RiverSource(R) Variable Portfolio - Balanced      0.53           0.13           0.14                --              0.80
 Fund
 RVST RiverSource(R) Variable Portfolio - Cash          0.33           0.13           0.14                --              0.60
 Management Fund
 RVST RiverSource(R) Variable                           0.45           0.13           0.16                --              0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable                           0.59           0.13           0.14                --              0.86
 Portfolio - Diversified Equity Income Fund
 RVST RiverSource(R) Variable Portfolio - Global        0.68           0.13           0.19                --              1.00(11)
 Bond Fund
 RVST RiverSource(R) Variable Portfolio - Global        0.44           0.13           0.17                --              0.74(11)
 Inflation Protected Securities Fund
 RVST RiverSource(R) Variable Portfolio - Growth        0.60           0.13           0.16                --              0.89
 Fund
 RVST RiverSource(R) Variable Portfolio - High          0.59           0.13           0.15                --              0.87
 Yield Bond Fund
 RVST RiverSource(R) Variable Portfolio - Income        0.61           0.13           0.17                --              0.91
 Opportunities Fund
 RVST RiverSource(R) Variable Portfolio - Large Cap     0.58           0.13           0.15                --              0.86
 Equity Fund
 RVST RiverSource(R) Variable Portfolio - Large Cap     0.59           0.13           0.36                --              1.08(11)
 Value Fund
 RVST RiverSource(R) Variable Portfolio - Mid Cap       0.58           0.13           0.15                --              0.86
 Growth Fund
 RVST RiverSource(R) Variable Portfolio - Mid Cap       0.73           0.13           0.17                --              1.03(11)
 Value Fund
 RVST RiverSource(R) Variable Portfolio - S&P 500       0.22           0.13           0.17                --              0.52(11)
 Index Fund
 RVST RiverSource(R) Variable Portfolio - Short         0.48           0.13           0.18                --              0.79
 Duration U.S. Government Fund
 RVST RiverSource(R) Variable Portfolio - Small Cap     0.68           0.13           0.20                --              1.01(11)
 Advantage Fund
 RVST Threadneedle(R) Variable Portfolio - Emerging     1.11           0.13           0.26                --              1.50
 Markets Fund
 (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable                          0.69           0.13           0.19                --              1.01
 Portfolio - International Opportunity Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity Fund)
 Van Kampen Life Investment Trust Comstock              0.56           0.25           0.03                --              0.84
 Portfolio, Class II Shares
 Van Kampen UIF Global Real Estate Portfolio, Class     0.85           0.35           0.38                --              1.58(12)
 II Shares
 Van Kampen UIF Mid Cap Growth Portfolio, Class II      0.75           0.35           0.35                --              1.45(12)
 Shares
 Wanger International Small Cap                         0.88             --           0.11                --              0.99
 (effective June 1, 2008, the Fund will change its
 name to Wanger International)
 Wanger U.S. Smaller Companies                          0.90             --           0.05                --              0.95
 (effective June 1, 2008, the Fund will change its
 name to Wanger USA)
 Wells Fargo Advantage VT Asset Allocation Fund         0.55           0.25           0.22                --              1.02(13)
 Wells Fargo Advantage VT International Core Fund       0.75           0.25           0.43                --              1.43(13)
 Wells Fargo Advantage VT Opportunity Fund              0.73           0.25           0.20                --              1.18(13)
 Wells Fargo Advantage VT Small Cap Growth Fund         0.75           0.25           0.23                --              1.23(13)


* The Funds provided the information on their expenses and we have not independently verified the information.
** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect

 8  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
3 -- PROSPECTUS
      through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.30% for AIM V.I. Capital Development Fund, Series II Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.
(2) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.
(3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.
(4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.
(5) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.
(6) MFS has agreed in writing to reduce its management fee to 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.
(7) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53% for Neuberger Berman Advisers Management Trust International Portfolio (Class S).
(8) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.
(9) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.

(10) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.

(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable
      Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.
(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.
(13) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                             3 -- PROSPECTUS   9

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. It assumes that you select the optional MAV, EEP and PN. Although your actual costs may be higher or lower, based on this assumption your costs would be:


                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                  $360     $1,095     $1,850      $3,833

MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                  $112      $348       $604       $1,334



* In these examples, the $30 contract administrative charge is approximated as a .020% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix B.

We do not include condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and did not have any activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your

                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   11
  subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


  - Compensating, training and educating financial advisors who sell the contracts.



  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.



  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.


  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   13

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in        Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series II  common stocks of companies likely to benefit     advisory entities affiliated with
Shares                        from new or innovative products, services or     Invesco Aim Advisors, Inc.,
                              processes as well as those with above-average    subadvisers.
                              long-term growth and excellent prospects for
                              future growth. The Fund can invest up to 25%
                              of its total assets in foreign securities that
                              involve risks not associated with investing
                              solely in the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily   Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        in securities (including common stocks,          advisory entities affiliated with
                              convertible securities and bonds) of small-      Invesco Aim Advisors, Inc.,
                              and medium-sized companies. The Fund may         subadvisers.
                              invest up to 25% of its total assets in
                              foreign securities.
AIM V.I. Dynamics Fund,       Capital growth. Invests at least 65% of its      Invesco Aim Advisors, Inc. adviser,
Series I Shares               net assets primarily in common stocks of         advisory entities affiliated with
                              mid-sized companies, companies included in the   Invesco Aim Advisors, Inc.,
                              Russell Midcap(R)Growth Index at the time of     subadvisers.
                              purchase. The Fund also has the flexibility to
                              invest in other types of securities, including
                              preferred stocks, convertible securities and
                              bonds.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at     Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         least 80% of its net assets in the equity        advisory entities affiliated with
                              securities and equity- related instruments of    Invesco Aim Advisors, Inc.,
                              companies involved in the financial services     subadvisers.
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. Global Health Care   Capital growth. The Fund seeks to meet its       Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        objective by investing, normally, at least 80%   advisory entities affiliated with
                              of its assets in securities of health care       Invesco Aim Advisors, Inc.,
                              industry companies. The Fund may invest up to    subadvisers.
                              20% of its total assets in companies located
                              in developing countries, i.e., those countries
                              that are in the initial stages of their
                              industrial cycles. The Fund may also invest up
                              to 5% of its total assets in lower-quality
                              debt securities, i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily   Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international      advisory entities affiliated with
Shares                        equity securities, whose issuers are             Invesco Aim Advisors, Inc.,
                              considered to have strong earnings momentum.     subadvisers.
                              The Fund may invest up to 20% of its total
                              assets in security issuers located in
                              developing countries and in securities
                              exchangeable for or convertible into equity
                              securities of foreign companies.


 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.    Invesco Aim Advisors, Inc. adviser,
Series I Shares               Invests at least 80% of its net assets in        advisory entities affiliated with
                              equity securities and equity-related             Invesco Aim Advisors, Inc.,
                              instruments of companies engaged in              subadvisers.
                              technology-related industries. These include,
                              but are not limited to, various applied
                              technologies, hardware, software,
                              semiconductors, telecommunications equipment
                              and services, and service-related companies in
                              information technology. Many of these products
                              and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests    AllianceBernstein L.P.
Technology Portfolio (Class   at least 80% of its net assets in securities
B)                            of companies that use technology extensively
                              in the development of new or improved products
                              or processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily   AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.
AllianceBernstein VPS         Long-term growth of capital. Invests primarily   AllianceBernstein L.P.
International Value           in a diversified portfolio of equity
Portfolio (Class B)           securities of established companies selected
                              from more than 40 industries and from more
                              than 40 developed and emerging market
                              countries.
American Century VP           Capital growth. Invests primarily in stocks of   American Century Global Investment
International, Class II       growing foreign companies in developed           Management, Inc.
                              countries.
American Century VP Mid Cap   Long-term capital growth with income as a        American Century Investment Management,
Value, Class II               secondary objective. Long-term capital growth    Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that
                              management believes are undervalued at the
                              time of purchase. The fund will invest at
                              least 80% of its assets in securities of
                              companies whose market capitalization at the
                              time of purchase is within the capitalization
                              range of the Russell 3000 Index, excluding the
                              largest 100 such companies.
American Century VP           Long-term capital growth. Analytical research    American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the    Inc.
                              stocks of larger-sized companies that appear
                              to have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a       American Century Investment Management,
Class II                      secondary objective. Invests primarily in        Inc.
                              stocks of companies that management believes
                              to be undervalued at the time of purchase.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   15

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Calvert Variable Series,      Competitive total return through actively        Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money     adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and        and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy     subadvisers on equity portion; no
                              Portfolio's investment and social criteria.      subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment
                              grade bonds and other fixed-income
                              investments. Investments must be consistent
                              with Portfolio's current financial and social
                              criteria.
Columbia Marsico Growth       Long-term growth of capital. Under normal        Columbia Management Advisors, LLC,
Fund, Variable Series, Class  circumstances, the Fund invests primarily in     adviser; Marsico Capital Management,
A                             equity securities of large-capitalization        LLC, sub-adviser.
                              companies that have market capitalizations of
                              $5 billion or more at the time of purchase.
                              The Fund generally holds a core position of
                              between 35 and 50 common stocks. It may hold
                              up to 25% of total assets in foreign
                              securities, including in emerging market
                              securities.
Columbia Marsico              Long-term growth of capital. Under normal        Columbia Management Advisors, LLC,
International Opportunities   circumstances, the Fund invests at least 65%     adviser; Marsico Capital Management,
Fund, Variable Series, Class  of total assets in common stocks of foreign      LLC, sub-adviser.
B                             companies. The Fund may invest in companies of
                              any size throughout the world that are
                              selected for their long-term growth potential.
                              The Fund normally invests in issuers from at
                              least three different countries not including
                              the United States. The Fund may invest in
                              common stocks of companies operating in or
                              economically tied to emerging markets
                              countries. Some issuers or securities in the
                              Fund's portfolio may be based in or
                              economically tied to the United States.
Credit Suisse Trust -         Total Return. Invests in commodity-linked        Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such
                              as commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the
                              investment returns of the commodities markets
                              without investing directly in physical
                              commodities. The portfolio invests all of its
                              assets in commodity-linked derivative
                              instruments, such as structured notes and
                              swaps, and fixed-income securities, subject to
                              applicable IRS limits. The portfolio may also
                              gain exposure to commodity markets by
                              investing in the Credit Suisse Cayman
                              Commodity Fund II, a wholly owned subsidiary
                              of the Portfolio formed in the Cayman Island.


 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Eaton Vance VT Floating-      High level of current income. The Fund invests   Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans
                              ("Senior Loans"). Senior Loans typically are
                              of below investment grade quality and have
                              below investment grade credit ratings, which
                              ratings are associated with securities having
                              high risk, speculative characteristics. The
                              Fund invests at least 80% of its net assets in
                              income producing floating rate loans and other
                              floating rate debt securities. The Fund may
                              also purchase investment grade fixed income
                              debt securities and money market instruments.
                              The Fund may invest up to 25% of its total
                              assets in foreign securities and may engage in
                              certain hedging transactions. The Fund may
                              purchase derivative instruments, such as
                              futures contracts and options thereon,
                              interest rate and credit default swaps, credit
                              linked notes and currency hedging derivatives.
Evergreen VA Fundamental      Capital growth with the potential for current    Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of    Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.
Fidelity(R) VIP               Long-term capital appreciation. Normally         Fidelity Management & Research Company
Contrafund(R) Portfolio       invests primarily in common stocks. Invests in   (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it           FMR Far East, sub-advisers.
                              believes is not fully recognized by the
                              public. Invests in either "growth" stocks or
                              "value" stocks or both. The fund invests in
                              domestic and foreign issuers.
Fidelity(R) VIP Growth &      High total return through a combination of       Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.         (FMR), investment manager; FMR U.K.,
Class 2                       Normally invests a majority of assets in         FMR Far East, sub-advisers.
                              common stocks with a focus on those that pay
                              current dividends and show potential for
                              capital appreciation. May invest in bonds,
                              including lower-quality debt securities, as
                              well as stocks that are not currently paying
                              dividends, but offer prospects for future
                              income or capital appreciation. Invests in
                              domestic and foreign issuers. The Fund invests
                              in either "growth" stocks or "value" stocks or
                              both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests    Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests     (FMR), investment manager; FMR U.K.,
                              at least 80% of assets in securities of          FMR Far East, sub-advisers.
                              companies with medium market capitalizations.
                              May invest in companies with smaller or larger
                              market capitalizations. Invests in domestic
                              and foreign issuers. The Fund invests in
                              either "growth" or "value" common stocks or
                              both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests    Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign            (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of     FMR Far East, Fidelity International
                              assets in non-U.S. securities.                   Investment Advisors (FIIA) and FIIA
                                                                               U.K., sub-advisers.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   17

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
FTVIPT Franklin Global Real   High total return. The Fund normally invests     Franklin Templeton Institutional, LLC
Estate Securities             at least 80% of its net assets in investments
Fund - Class 2                of companies located anywhere in the world
                              that operate in the real estate sector and
                              normally invests predominantly in equity
                              securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally        Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a           Franklin Mutual Advisers, LLC
Securities Fund - Class 2     secondary goal. The Fund normally invests
                              primarily in equity securities of companies
                              that the manager believes are undervalued. The
                              Fund also invests, to a lesser extent in risk
                              arbitrage securities and distressed companies.
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund         Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market
                              capitalizations (based upon shares available
                              for trading on an unrestricted basis) within
                              the range of the market capitalization of
                              companies constituting the Russell Midcap(R)
                              Value Index at the time of investment. If the
                              market capitalization of a company held by the
                              Fund moves outside this range, the Fund may,
                              but is not required to, sell the securities.
                              The capitalization range of the Russell
                              Midcap(R)Value Index is currently between $1.1
                              billion and $21 billion. Although the Fund
                              will invest primarily in publicly traded U.S.
                              securities, it may invest up to 25% of its Net
                              Assets in foreign securities, including
                              securities of issuers in countries with
                              emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the
                              aggregate up to 20% of its Net Assets in
                              companies with public stock market
                              capitalizations outside the range of companies
                              constituting the Russell Midcap(R) Value Index
                              at the time of investment and in fixed-income
                              securities, such as government, corporate and
                              bank debt obligations.

 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital and dividend         Goldman Sachs Asset Management, L.P.
U.S. Equity                   income. The Fund invests, under normal
Fund - Institutional Shares   circumstances, at least 80% of its net assets
                              plus any borrowings for investment purposes
                              (measured at the time of purchase) ("Net
                              Assets") in a diversified portfolio of equity
                              investments in U.S. issuers, including foreign
                              companies that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances, the Fund
                              will invest at least 95% of its Net Assets in
                              such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to
                              securities in the S&P 500 Index.
Janus Aspen Series Global     Long-term growth of capital. Invests, under      Janus Capital Management LLC
Technology Portfolio:         normal circumstances, at least 80% of its net
Service Shares                assets in securities of companies that the
                              portfolio manager believes will benefit
                              significantly from advances or improvements in
                              technology. It implements this policy by
                              investing primarily in equity securities of
                              U.S. and foreign companies selected for their
                              growth potential.
Janus Aspen Series            Long-term growth of capital. Invests, under      Janus Capital Management LLC
International Growth          normal circumstances, at least 80% of its net
Portfolio: Service Shares     assets in securities of issuers from countries
                              outside of the United States. The Portfolio
                              normally invests in securities of issuers from
                              several different countries excluding the
                              United States. Although the Portfolio intends
                              to invest substantially all of its assets in
                              issuers located outside the United States, it
                              may at times invest in U.S. issuers, and it
                              may under unusual circumstances, invest all of
                              its assets in a single country. The Portfolio
                              may have significant exposure to emerging
                              markets.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner          Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least
                              80% of its net assets in common stocks of
                              large-sized companies. Large-sized companies
                              are those whose market capitalization falls
                              within the range of companies in the Russell
                              1000(R) Index at the time of purchase.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   19

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Lazard Retirement             Long-term capital appreciation. Invests          Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment
                              Manager believes are undervalued based on
                              their earnings, cash flow or asset values.
MFS(R) Investors Growth       Capital appreciation. Normally invests at        MFS Investment Management(R)
Stock Series - Service Class  least 80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential
                              compared to other companies (growth
                              companies). Growth companies tend to have
                              stock prices that are high relative to their
                              earnings, dividends, book value, or other
                              financial measures. The Fund generally focuses
                              on companies with large capitalizations.
MFS(R) New Discovery          Capital appreciation. Invests in stocks of       MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high
                              relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with small
                              capitalizations.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of   MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets
                              may be invested in companies of any size.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests    Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized
                              outside of the United States and conducts the
                              majority of its business abroad. The Fund
                              seeks to reduce risk by diversifying among
                              many industries. Although it has the
                              flexibility to invest a significant portion of
                              its assets in one country or region, it
                              generally intends to remain well-diversified
                              across countries and geographical regions.
Oppenheimer Global            Long-term capital appreciation. Invests mainly   OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common   OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes
                              have favorable business trends or prospects.


 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Oppenheimer Strategic Bond    High level of current income principally         OppenheimerFunds, Inc.
Fund/VA, Service Shares       derived from interest on debt securities.
                              Invests mainly in three market sectors: debt
                              securities of foreign governments and
                              companies, U.S. government securities and
                              lower-rated high yield securities of U.S. and
                              foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with              Pacific Investment Management Company
Portfolio, Advisor Share      preservation of real capital and prudent         LLC
Class                         investment management period. The Portfolio
                              seeks to achieve its investment objective by
                              investing under normal circumstances
                              substantially all of its assets in
                              Institutional Class shares of the PIMCO Funds,
                              an affiliated open-end investment company,
                              except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though
                              it is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R)
                              TR Strategy, Far East (ex-Japan) StocksPLUS(R)
                              TR Strategy, Japanese StocksPLUS(R) TR
                              Strategy, StocksPLUS(R)Municipal-Backed and
                              StocksPLUS(R) TR Short Strategy Funds, the
                              Portfolio may invest in these Funds in the
                              future, without shareholder approval, at the
                              discretion of the Portfolio's asset allocation
                              sub-adviser.
Pioneer Equity Income VCT     Current income and long-term growth of capital   Pioneer Investment Management, Inc.
Portfolio - Class II Shares   from a portfolio consisting primarily of
                              income producing equity securities of U.S.
                              corporations. Normally, the portfolio invests
                              at least 80% of its total assets in income
                              producing equity securities of U.S. issuers.
                              The income producing equity securities in
                              which the portfolio may invest include common
                              stocks, preferred stocks and interests in real
                              estate investment trusts (REITs). The
                              remainder of the portfolio may be invested in
                              debt securities, most of which are expected to
                              be convertible into common stocks.
Pioneer International Value   Long-term capital growth. Long-term capital      Pioneer Investment Management, Inc.
VCT Portfolio - Class II      growth. Normally, the portfolio invests at
Shares                        least 80% of its total assets in equity
                              securities of non-U.S. issuers. These issuers
                              may be located in both developed and emerging
                              markets. Under normal circumstances, the
                              portfolio's assets will be invested in
                              securities of companies domiciled in at least
                              three different foreign countries.



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Putnam VT Health Sciences     Capital appreciation. The fund pursues its       Putnam Investment Management, LLC
Fund - Class IB Shares        goal by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80%
                              of its net assets in securities of (a)
                              companies that derive at least 50% of their
                              assets, revenues or profits from the
                              pharmaceutical, health care services, applied
                              research and development and medical equipment
                              and supplies industries, or (b) companies
                              Putnam Management thinks have the potential
                              for growth as a result of their particular
                              products, technology, patents or other market
                              advantages in the health sciences industries.
Putnam VT International       Capital appreciation. The fund pursues its       Putnam Investment Management, LLC
Equity Fund - Class IB        goal by investing mainly in common stocks of
Shares                        companies outside the United States that
                              Putnam Management believes have favorable
                              investment potential. Under normal
                              circumstances, the fund invests at least 80%
                              of its net assets in equity investments.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its       Putnam Investment Management, LLC
IB Shares                     goal by investing mainly in common stocks of
                              U.S. companies, with a focus on growth stocks.
RVST Disciplined Asset        High level of total return that is consistent    RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and
                              also invests a small amount in fixed income
                              securities. The Fund may be most appropriate
                              for investors with a longer term investment
                              horizon. The Fund is intended for investors
                              who have an objective of achieving a high
                              level of total return, but prefer to have
                              investment decisions managed by professional
                              money managers. This is a "fund of funds" and
                              seeks to achieve its objective by investing in
                              a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several
                              underlying funds, the Fund seeks to minimize
                              the risks inherent in investing in a single
                              fund.
RVST Disciplined Asset        The high level of total return that is           RiverSource Investments, LLC
Allocation Portfolios -       consistent with a conservative level of risk.
Conservative                  The Fund invests primarily in fixed income
                              securities and may be most appropriate for
                              investors with a shorter term investment
                              horizon. This is a 'fund of funds' and seeks
                              to achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several
                              underlying funds, the Fund seeks to minimize
                              the risks inherent in investing in a single
                              fund.


 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
RVST Disciplined Asset        The high level of total return that is           RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate level of risk. The
Moderate                      Fund invests in a balance of fixed income and
                              equity securities and may be most appropriate
                              for investors with an intermediate term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by
                              investing in a combination of underlying funds
                              for which RiverSource Investments acts as
                              investment manager or an affiliate acts as
                              principal underwriter. By investing in several
                              underlying funds, the Fund seeks to minimize
                              the risks inherent in investing in a single
                              fund.
RVST Disciplined Asset        The high level of total return that is           RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate aggressive level of
Moderately Aggressive         risk. The Fund invests primarily in equity
                              securities and also invests a moderate amount
                              in fixed income securities. The Fund may be
                              most appropriate for investors with an
                              intermediate-to-long term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the
                              Fund seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is           RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate conservative level
Moderately Conservative       of risk. The Fund invests primarily in fixed
                              income securities and also invests a moderate
                              amount in equity securities. The Fund may be
                              most appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the
                              Fund seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets      RiverSource Investments, LLC, adviser;
Variable                      are primarily invested in equity securities of   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       U.S. companies. Under normal market              subadviser.
Value Fund                    conditions, the Fund's assets will be invested
                              primarily in companies with market
(previously RiverSource       capitalizations of at least $5 billion at the
Variable Portfolio -          time of the Fund's investment. The Fund may
Fundamental Value Fund)       invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily   RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as     Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller        and WEDGE Capital Management L.L.P.,
                              market capitalizations. The Fund considers       sub-advisers.
(previously RiverSource       mid-cap companies to be either those with a
Variable Portfolio - Select   market capitalization of up to $15 billion or
Value Fund)                   those whose market capitalization falls within
                              range of the Russell Midcap(R) Value Index.



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
RVST RiverSource Partners     Long-term capital appreciation. Under normal     RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's    River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap         Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the     Portfolio Associates LLC, Barrow,
(previously RiverSource       time of investment, of up to $2.5 billion or     Hanley, Mewhinney & Strauss, Inc. and
Variable Portfolio - Small    that fall within the range of the Russell        Denver Investment Advisors LLC,
Cap Value Fund)               2000(R) Value Index. The Fund may invest up to   subadvisers.
                              25% of its net assets in foreign investments.
RVST RiverSource Variable     Maximum total investment return through a        RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market
                              conditions, at least 50% of the Fund's total
                              assets are invested in common stocks and no
                              less than 25% of the Fund's total assets are
                              invested in debt securities. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Maximum current income consistent with           RiverSource Investments, LLC
Portfolio - Cash Management   liquidity and stability of principal. Invests
Fund                          primarily in money market instruments, such as
                              marketable debt obligations issued by
                              corporations or the U.S. government or its
                              agencies, bank certificates of deposit,
                              bankers' acceptances, letters of credit, and
                              commercial paper, including asset-backed
                              commercial paper.
RVST RiverSource Variable     High level of current income while attempting    RiverSource Investments, LLC
Portfolio - Diversified Bond  to conserve the value of the investment for
Fund                          the longest period of time. Under normal
                              market conditions, the Fund invests at least
                              80% of its net assets in bonds and other debt
                              securities. At least 50% of the Fund's net
                              assets will be invested in securities like
                              those included in the Lehman Brothers
                              Aggregate Bond Index (Index), which are
                              investment grade and denominated in U.S.
                              dollars. The Index includes securities issued
                              by the U.S. government, corporate bonds, and
                              mortgage- and asset-backed securities.
                              Although the Fund emphasizes high-and
                              medium-quality debt securities, it will assume
                              some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a           RiverSource Investments, LLC
Portfolio - Diversified       secondary goal, steady growth of capital.
Equity Income Fund            Under normal market conditions, the Fund
                              invests at least 80% of its net assets in
                              dividend-paying common and preferred stocks.
                              The Fund may invest up to 25% of its net
                              assets in foreign investments.

 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
RVST RiverSource Variable     High total return through income and growth of   RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of
                              its net assets in investment - grade corporate
                              or government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of            RiverSource Investments, LLC
Portfolio - Global Inflation  inflation over the long-term. Non-diversified
Protected Securities Fund     mutual fund that, under normal market
                              conditions, invests at least 80% of its net
                              assets in inflation-protected debt securities.
                              These securities include inflation-indexed
                              bonds of varying maturities issued by U.S. and
                              foreign governments, their agencies or
                              instrumentalities, and corporations.
RVST RiverSource Variable     Long-term capital growth. Invests primarily in   RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities
                              could result from new management, market
                              developments, or technological superiority.
                              The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     High current income, with capital growth as a    RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank
                              loans rated below investment grade by a
                              nationally recognized statistical rating
                              organization, or if unrated, determined to be
                              of comparable quality. Up to 25% of the Fund
                              may be invested in high yield debt instruments
                              of foreign issuers.
RVST RiverSource Variable     High total return through current income and     RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank
                              loans. The Fund will purchase only securities
                              rated B or above, or unrated securities
                              believed to be of the same quality. If a
                              security falls below a B rating, the Fund may
                              continue to hold the security. Up to 25% of
                              the Fund may be in foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market        RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of
Fund                          its net assets in equity securities of
                              companies with market capitalization greater
                              than $5 billion at the time of purchase. The
                              Fund may invest up to 25% of its net assets in
                              foreign investments.



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
RVST RiverSource Variable     Long-term growth of capital. Under normal        RiverSource Investments, LLC
Portfolio - Large Cap Value   market conditions, the Fund invests at least
Fund                          80% of its net assets in equity securities of
                              companies with a market capitalization greater
                              than $5 billion. The Fund may also invest in
                              income-producing equity securities and
                              preferred stocks. The Fund may invest up to
                              25% of its net assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market           RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of
Fund                          its net assets at the time of purchase in
                              equity securities of mid capitalization
                              companies. The investment manager defines
                              mid-cap companies as those whose market
                              capitalization (number of shares outstanding
                              multiplied by the share price) falls within
                              the range of the Russell Midcap(R) Growth
                              Index.
RVST RiverSource Variable     Long-term growth of capital. Under normal        RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80%
Fund                          of its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R)
                              Value Index. The Fund may invest up to 25% of
                              its net assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks   RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond
Fund                          to the total return (the combination of
                              appreciation and income) of
                              large-capitalization stocks of U.S. companies.
                              The Fund invests in common stocks included in
                              the Standard & Poor's 500 Composite Stock
                              Price Index (S&P 500). The S&P 500 is made up
                              primarily of large-capitalization companies
                              that represent a broad spectrum of the U.S.
                              economy.
RVST RiverSource Variable     High level of current income and safety of       RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80%
                              of the Fund's net assets are invested in
                              securities issued or guaranteed as to
                              principal and interest by the U.S. government,
                              its agencies or instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market    RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net       Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of      sub-adviser.
                              companies with market capitalization of up to
                              $2 billion or that fall within the range of
                              the Russell 2000(R) Index at the time of
                              investment.

 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets      RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  are primarily invested in equity securities of   Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market   indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net       Ameriprise Financial, sub-adviser.
(previously RiverSource       assets will be invested in securities of
Variable Portfolio -          companies that are located in emerging market
Emerging Markets Fund)        countries, or that earn 50% or more of their
                              total revenues from goods and services
                              produced in emerging market countries or from
                              sales made in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in       RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are    Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The   indirect wholly-owned subsidiary of
                              Fund may invest in developed and in emerging     Ameriprise Financial, sub-adviser.
(previously RiverSource       markets.
Variable Portfolio -
International Opportunity
Fund)
Van Kampen Life Investment    Capital growth and income through investments    Van Kampen Asset Management
Trust Comstock Portfolio,     in equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible
                              into common and preferred stocks. The
                              Portfolio emphasizes value style of investing
                              seeking well-established, undervalued
                              companies believed by the Portfolio's
                              investment adviser to posses the potential for
                              capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation.         Morgan Stanley Investment Management
Estate Portfolio, Class II    Invests primarily in equity securities of        Inc., doing business as Van Kampen,
Shares                        companies in the real estate industry located    adviser; Morgan Stanley Investment
                              throughout the world, including real estate      Management Limited and Morgan Stanley
                              operating companies, real estate investment      Investment Management Company,
                              trusts and similar entities established          sub-advisers.
                              outside the U.S. (foreign real estate
                              companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in   Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid   Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Wanger International Small    Long-term growth of capital. Invests primarily   Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Long-term growth of capital. Under normal
Wanger International.         market circumstances, the Fund invests a
                              majority of its net assets in small- and
                              mid-sized companies with market
                              capitalizations under $5 billion at the time
                              of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund
                              may continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's
                              capitalization has grown to exceed $5 billion.
                              Except as noted above, under normal market
                              circumstances, the Fund may invest in other
                              companies with market capitalizations above $5
                              billion, provided that immediately after that
                              investment a majority of its net assets would
                              be invested in companies with market
                              capitalizations under $5 billion.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily   Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Effective June 1, 2008, the   Effective June 1, 2008:
Fund will change its name to  Long-term growth of capital. Under normal
Wanger USA.                   market circumstances, the Fund invests a
                              majority of its net assets in small- and
                              mid-sized companies with market
                              capitalizations under $5 billion at the time
                              of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund
                              may continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's
                              capitalization has grown to exceed $5 billion.
                              Except as noted above, under normal market
                              circumstances, the Fund may invest in other
                              companies with market capitalizations above $5
                              billion, provided that immediately after that
                              investment a majority of its net assets would
                              be invested in companies with market
                              capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term total return, consisting of capital    Wells Fargo Funds Management, LLC,
Asset Allocation Fund         appreciation and current income. We seek to      adviser; Wells Capital Management
                              achieve the Portfolio's investment objective     Incorporated, sub-adviser.
                              by allocating 60% of its assets to equity
                              securities and 40% of its assets to fixed
                              income securities.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests in       Wells Fargo Funds Management, LLC,
International Core Fund       equity securities of non-U.S. companies that     adviser; Wells Capital Management
                              we believe have strong growth potential and      Incorporated, sub-adviser.
                              offer good value relative to similar
                              investments. We invest primarily in developed
                              countries, but may invest in emerging markets.


 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
Wells Fargo Advantage VT      Long-term capital appreciation. Invests          Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of              adviser; Wells Capital Management
                              medium-capitalization companies, defined as      Incorporated, sub-adviser.
                              those within the range of market
                              capitalizations of companies in the Russell
                              Midcap(R) Index. We reserve the right to hedge
                              the portfolio's foreign currency exposure by
                              purchasing or selling currency futures and
                              foreign currency forward contracts. However,
                              under normal circumstances, we will not engage
                              in extensive foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests          Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of              adviser; Wells Capital Management
                              small-capitalization companies that we believe   Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.

THE FIXED ACCOUNT

You also may allocate purchase payments and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 90 or younger.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in tenth of percent increments. For contracts issued on or after July 1, 2003, the amount of any purchase payment allocated to the fixed account cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect.



We applied your initial purchase payment to the fixed account and subaccounts you selected within two business days after we received it at our corporate office.



We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   29

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75 or a date that has been otherwise agreed to by us. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay annuity payout start date for this contract.

BENEFICIARY


If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  FOR EMPLOYEES/ADVISORS

     If paying by installments under a scheduled payment plan:

       $23.08 biweekly, or

       $50 per month

     If paying by any other method:

       $1,000 initial payment for qualified annuities

       $2,000 initial payment for nonqualified annuities

       $50 for any additional payments

  FOR OTHER INDIVIDUALS

       $1 million(2)

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2)

  FOR EMPLOYEES/ADVISORS

       $100,000 for ages through 85

       $50,000 for ages 86 to 90

  FOR OTHER INDIVIDUALS

       $100,000

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.
(2) These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

FOR EMPLOYEES/ADVISORS ONLY

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

LIMITATIONS ON THE USE OF CONTRACT

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. Subject to state law limitations, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   31

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25%(2) of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEP RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV, EEB and EEP riders are only available if you and the annuitant are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.
(2)  For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.


PN RIDER FEE



We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). If selected, we deduct an annual fee of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value less any excluded accounts. (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program") In Washington the fee will only be deducted from the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.



This fee does not apply after annuity payouts begin.


SURRENDER CHARGE

There is no charge if you surrender all or part of your contract.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered and amounts transferred out;

- minus any prorated contract administrative charge;

- minus any prorated portion of the MAV rider fee (if selected);


- minus any prorated portion of the EEB rider fee (if selected);



- minus any prorated portion of the EEP rider fee (if selected); and



- minus any prorated portion of the PN rider fee (if selected).


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   33
and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider fee (if selected);


- a prorated portion of the EEB rider fee (if selected);



- a prorated portion of the EEP rider fee (if selected); and



- a prorated portion of the PN rider fee (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


By investing an equal                                                                                         NUMBER
number of dollars each                                    AMOUNT                  ACCUMULATION                OF UNITS
month ...                            MONTH                INVESTED                UNIT VALUE                  PURCHASED
                                      Jan                   $100                      $20                       5.00
                                      Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low ...               (ARROW)
                                      Mar                    100                       17                       5.88
                                      Apr                    100                       15                       6.67
                                      May                    100                       16                       6.25
                                      Jun                    100                       18                       5.56
                                      Jul                    100                       17                       5.88
and fewer units
when the per unit
market price is high.    (ARROW)
                                      Aug                    100                       19                       5.26
                                      Sept                   100                       21                       4.76
                                      Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.


ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.



Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)



The PN Program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN Program) that represent various asset classes (allocation options).



The PN Program also allows you to periodically update your model portfolio or transfer to a new model portfolio.



You may elect to participate in the PN Program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.



You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.



You should review any PN Program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN Program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN Program.



Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.



We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   35

However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN Program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN Program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.



Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will


 36  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
3 -- PROSPECTUS
make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.



Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.



We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial purchase payment we accept;



- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and



- discontinue the PN Program. We will give you 30 days' written notice of any such change.



In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.



The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).



RISKS. Asset allocation through the PN Program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.



By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



Investment performance of your contract value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   37

TRANSFERRING AMONG ACCOUNTS


The transfer rights discussed in this section do not apply while a PN model is in effect. You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.


When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


Subject to state law limitations, we may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. For contracts issued on or after July 1, 2003, the amount of contract value transferred to the fixed account cannot result in the value of the fixed account being greater than 30% of the contract value.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). For contracts issued on or after July 1, 2003, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THIS CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between

 38  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
3 -- PROSPECTUS
the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKETING TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic asset balancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   39

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


- If a PN program is in effect, you are not allowed to set up an automated transfers.


MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919
TTY service for the hearing impaired:
(800) 285-8846

 40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:               Contract value or entire account balance
Surrenders:              $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   41

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


  - you severed employment with the employer who purchased the contract;



  - the distribution is because of your death;



  - effective Jan. 1, 2009, the distribution is due to plan termination; or



  - effective Jan. 1, 2009, you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, the MAV will be set equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

 42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value; or

- purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS

  PS X DB
  -------
    CV

  PS = the partial surrender.

  DB = is the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

  We calculate the death benefit as follows:
     The contract value on the most recent sixth contract
      anniversary:                                              $30,000.00
     plus purchase payments made since that anniversary:             +0.00
     minus adjusted partial surrenders taken since that
      anniversary
       calculated as:
     $1,500 x $30,000
     ----------------
         $28,000                                                 -1,607.14
  for a death benefit of:                                       $28,392.86

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If you elected any optional contract features and riders your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of these features or riders.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   43

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  If you elected any optional contract features and riders your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of these features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.

OPTIONAL BENEFITS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.



If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.


On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.
 44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix A.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)


The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor whether or not the EEB is appropriate for your situation.



If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP.


The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

- MINUS the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   45

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

- the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)


The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor whether or not the EEP is appropriate for your situation.



If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB.


 46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                 PERCENTAGE IF YOU AND THE ANNUITANT ARE    PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR    UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE
 One and Two                        0%                                          0%
 Three and Four                    10%                                       3.75%
 Five or more                      20%                                        7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable PLUS

                               IF YOU AND THE ANNUITANT ARE UNDER
CONTRACT YEAR            AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .
 1               Zero
 2               40% x earnings at death (see above)
 3 & 4           40% x (earnings at death + 10% of exchange purchase payments*)
 5+              40% x (earnings at death + 20% of exchange purchase payments*)

                                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR            OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .
 1               Zero
 2               15% x earnings at death
 3 & 4           15% x (earnings at death + 3.75% of exchange purchase payments*)
 5+              15% x (earnings at death + 7.5% of exchange purchase payments)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of spousal continuation if the new owner is age 76 or older.

For an example, see Appendix A.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV death benefit amount, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   47

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

 48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that have been made 7 seven days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


TAXES



Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   49

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if it is allocable to an investment before Aug. 14, 1982; or



- if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible


 50  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
3 -- PROSPECTUS
contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



- the payout is a RMD as defined under the Code;



- the payout is made on account of an eligible hardship; or



- the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



- because of your death;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



- to pay certain medical or education expenses (IRAs only).



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   51

OTHER



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.



We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;
 52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 1.15% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.


A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.


We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   53

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


 54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX A INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   55

APPENDIX A: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

  WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
  The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
         Greatest of your contract anniversary contract values:                             $    24,000
         plus purchase payments made since that anniversary:                                         +0
         minus adjusted partial surrenders, calculated as:
         ($1,500 x $24,000)
         ------------------  =                                                                   -1,636
              $22,000                                                                       -----------
         For a death benefit of:                                                            $    22,364

EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and both you and the annuitant are under age 70. You select the MAV and the EEB.


- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.


- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                $110,000
     plus the EEB which equals 40% of earnings at death (MAV
     death benefit amount minus payments not previously
     surrendered):
     0.40 x ($110,000 - $100,000) =                              +4,000
                                                               --------
     Total death benefit of:                                   $114,000

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):     $110,000
     plus the EEB (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                              +4,000
                                                               --------
     Total death benefit of:                                   $114,000

- During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

    MAV death benefit amount (maximum anniversary value
    adjusted for partial surrenders):
                         ($50,000 x $110,000)
         $110,000    -       ------------       =   $ 57,619
                               $105,000

     plus the EEB (40% of earnings at death):
     0.40 x ($57,619 - $55,000) =                                   +1,048
                                                                  --------
     Total death benefit of:                                      $ 58,667

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

 56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                $200,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                  +55,000
                                                               --------
     Total death benefit of:                                   $255,000

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                $250,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                  +55,000
                                                               --------
     Total death benefit of:                                   $305,000

- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                $250,000
     plus the EEB which equals 40% of earnings at death (the
     standard death benefit amount minus payments not
     previously surrendered):
     0.40 x ($250,000 - $105,000) =                             +58,000
                                                               --------
     Total death benefit of:                                   $308,000

EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchanged purchase payment of $100,000 and both you and the annuitant are under age 70. You select the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

     MAV death benefit amount (contract value):                $110,000
     plus the EEP Part I which equals 40% of earnings at
     death (the MAV death benefit amount minus purchase
     payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                              +4,000
                                                               --------
     Total death benefit of:                                   $114,000

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):     $110,000
     plus the EEP Part I benefit (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                              +4,000
     plus the EEP Part II which in the third contract year
     equals 10% of exchange purchase payments identified at
     issue and not previously surrendered:
     0.10 x $100,000 =                                          +10,000
                                                               --------
     Total death benefit of:                                   $124,000


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   57

- During the third contract year the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals: MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                         ($50,000 x $110,000)
         $110,000    -       ------------       =   $57,619
                               $105,000

     plus the EEP Part I (40% of earnings at death):
     0.40 x ($57,619 - $55,000) =                                   +1,048
     plus the EEP Part II which in the third contract year
     equals 10% of exchange purchase payments identified at
     issue and not previously surrendered:
     0.10 x $55,000 =                                               +5,500
                                                                  --------
     Total death benefit of:                                      $ 64,167

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

     MAV death benefit amount (contract value):                $200,000
     plus the EEP Part I (40% of earnings at death)
     0.40 x (2.50 x $55,000) =                                  +55,000
     plus the EEP Part II which after the fourth contract
     year equals 20% of exchange purchase payments
     identified at issue and not previously surrendered:
     0.20 x $55,000 =                                           +11,000
                                                               --------
     Total death benefit of:                                   $266,000

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

     MAV death benefit amount (contract value):                $250,000
     plus the EEP Part I (40% of earnings at death)
     0.40 x (2.50 x $55,000) =                                  +55,000
     plus the EEP Part II, which after the fourth contract
     year equals 20% of exchange purchase payments
     identified at issue and not previously surrendered:
     0.20 x $55,000 =                                           +11,000
                                                               --------
     Total death benefit of:                                   $316,000

- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

     MAV death benefit amount (contract value):                $250,000
     plus the EEP Part I which equals 40% of earnings at
     death (the MAV death benefit minus payments not
     previously surrendered):
     0.40 x ($250,000 - $105,000) =                             +58,000
     plus the EEP Part II, which after the fourth contract
     year equals 20% of exchange purchase payments
     identified at issue and not previously surrendered:
     0.20 x $55,000 =                                           +11,000
                                                               --------
     Total death benefit of:                                   $319,000

 58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

APPENDIX B: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2007.





VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                  2007     2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.14    $1.08    $1.00    $0.94    $0.73    $0.98    $1.00       --       --
Accumulation unit value at end of period            $1.26    $1.14    $1.08    $1.00    $0.94    $0.73    $0.98       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             371      489    1,554      110       85        4        6       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.48    $1.28    $1.18    $1.03    $0.77    $0.98    $1.00       --       --
Accumulation unit value at end of period            $1.63    $1.48    $1.28    $1.18    $1.03    $0.77    $0.98       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             208      183      141      107      284      180        3       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.28    $1.11    $1.01    $0.89    $0.65    $0.96    $1.00       --       --
Accumulation unit value at end of period            $1.43    $1.28    $1.11    $1.01    $0.89    $0.65    $0.96       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              12       11       19       18      249      149        1       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.39    $1.20    $1.14    $1.06    $0.82    $0.97    $1.00       --       --
Accumulation unit value at end of period            $1.08    $1.39    $1.20    $1.14    $1.06    $0.82    $0.97       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              54      158      140      132       66        3       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.03    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.14    $1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             115    1,114       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period      $1.39    $1.09    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period            $1.58    $1.39    $1.09       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,479      105        5       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $0.81    $0.73    $0.72    $0.69    $0.48    $0.91    $1.00       --       --
Accumulation unit value at end of period            $0.86    $0.81    $0.73    $0.72    $0.69    $0.48    $0.91       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             275      418      532      249       96        3       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period      $1.14    $1.06    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period            $1.36    $1.14    $1.06       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              61      653      144       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $1.31    $1.13    $1.09    $0.98    $0.75    $0.97    $1.00       --       --
Accumulation unit value at end of period            $1.37    $1.31    $1.13    $1.09    $0.98    $0.75    $0.97       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,081    1,374    1,186      726      969      310      136       --       --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $2.55    $1.90    $1.64    $1.32    $0.92    $0.98    $1.00       --       --
Accumulation unit value at end of period            $2.68    $2.55    $1.90    $1.64    $1.32    $0.92    $0.98       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,600    3,592    2,607      984      472      606      210       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.45    $1.17    $1.04    $0.91    $0.74    $0.93    $1.00       --       --
Accumulation unit value at end of period            $1.70    $1.45    $1.17    $1.04    $0.91    $0.74    $0.93       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             389      365      314      127        5      254        1       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period            $0.90       --       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,710       --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period      $1.00    $1.04    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period            $1.20    $1.00    $1.04       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             187    2,939      618       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   59

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                  2007     2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.61    $1.36    $1.31    $1.15    $0.90    $1.04    $1.00       --       --
Accumulation unit value at end of period            $1.51    $1.61    $1.36    $1.31    $1.15    $0.90    $1.04       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             848    1,060    1,104    1,064      673      483      146       --       --
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of period      $1.13    $1.05    $1.00    $0.93    $0.78    $0.89    $0.96    $1.00       --
Accumulation unit value at end of period            $1.16    $1.13    $1.05    $1.00    $0.93    $0.78    $0.89    $0.96       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              21       18        5       54        8        8        6        5       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period      $1.02    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.20    $1.02       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,466    2,834       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.07    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.27    $1.07       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             772    2,194       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period      $0.97    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.12    $0.97       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             677    1,600       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.03    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.04    $1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,116    2,567       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period      $1.13    $1.01    $0.94    $0.86    $0.83       --       --       --       --
Accumulation unit value at end of period            $1.22    $1.13    $1.01    $0.94    $0.86       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              47       56       56       49       90       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.03    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.21    $1.03       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,443    6,582       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.28    $1.14    $1.06    $1.01    $0.83    $1.00    $1.00       --       --
Accumulation unit value at end of period            $1.42    $1.28    $1.14    $1.06    $1.01    $0.83    $1.00       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,126    1,624    1,338      994      432      233      132       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $2.08    $1.86    $1.59    $1.28    $0.93    $1.04    $1.00       --       --
Accumulation unit value at end of period            $2.39    $2.08    $1.86    $1.59    $1.28    $0.93    $1.04       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,786    4,011    2,702    1,034      510      325      132       --       --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.66    $1.42    $1.20    $1.06    $0.75    $0.95    $1.00       --       --
Accumulation unit value at end of period            $1.93    $1.66    $1.42    $1.20    $1.06    $0.75    $0.95       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             890    1,130      728      573      205      324        7       --       --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period      $3.27    $2.73    $2.42    $1.85    $1.37    $1.35    $1.26    $0.96    $1.00
Accumulation unit value at end of period            $2.58    $3.27    $2.73    $2.42    $1.85    $1.37    $1.35    $1.26    $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             688      836      667      487      349      205      211      148        4
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period      $2.49    $2.14    $1.98    $1.61    $1.22    $1.35    $1.20    $0.96    $1.00
Accumulation unit value at end of period            $2.42    $2.49    $2.14    $1.98    $1.61    $1.22    $1.35    $1.20    $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             576      738      593      414      242      282      150        9        2
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.53    $1.30    $1.18    $1.05    $0.85    $0.97    $1.00       --       --
Accumulation unit value at end of period            $1.57    $1.53    $1.30    $1.18    $1.05    $0.85    $0.97       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             761      865      716      533      667      130       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period      $2.71    $2.34    $2.09    $1.67    $1.31    $1.38    $1.24    $0.95    $1.00
Accumulation unit value at end of period            $2.78    $2.71    $2.34    $2.09    $1.67    $1.31    $1.38    $1.24    $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,008    2,339    1,930      834      639      450      200       15        8
---------------------------------------------------------------------------------------------------------------------------------


 60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                  2007     2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.18    $1.05    $0.99    $0.87    $0.67    $0.87    $0.99    $1.10    $1.00
Accumulation unit value at end of period            $1.15    $1.18    $1.05    $0.99    $0.87    $0.67    $0.87    $0.99    $1.10
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,678    2,499    3,019    1,522      735      694      943      577      170
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of period      $0.43    $0.41    $0.37    $0.37    $0.25    $0.43    $0.68    $1.00       --
Accumulation unit value at end of period            $0.53    $0.43    $0.41    $0.37    $0.37    $0.25    $0.43    $0.68       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              37      180      200      333      426      343      202      310       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of period      $1.36    $0.93    $0.71    $0.60    $0.45    $0.61    $0.80    $1.00       --
Accumulation unit value at end of period            $1.73    $1.36    $0.93    $0.71    $0.60    $0.45    $0.61    $0.80       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             272      231      250      132      295      875      606      556       --
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.06       --       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,448       --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.27    $1.04    $0.94    $0.83    $0.65    $0.73    $0.96    $1.07    $1.00
Accumulation unit value at end of period            $1.40    $1.27    $1.04    $0.94    $0.83    $0.65    $0.73    $0.96    $1.07
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,072    1,291    1,238    1,236    2,397      636      253       57        8
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of period      $0.71    $0.67    $0.64    $0.59    $0.49    $0.68    $0.91    $1.00       --
Accumulation unit value at end of period            $0.79    $0.71    $0.67    $0.64    $0.59    $0.49    $0.68    $0.91       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             317      481      640      522      874      785      913      533       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of period      $1.01    $0.90    $0.86    $0.81    $0.61    $0.90    $0.96    $1.00       --
Accumulation unit value at end of period            $1.02    $1.01    $0.90    $0.86    $0.81    $0.61    $0.90    $0.96       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             130      243      558      576      622      485      548      352       --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period      $1.80    $1.38    $1.19    $0.92    $0.68    $0.89    $1.00       --       --
Accumulation unit value at end of period            $2.28    $1.80    $1.38    $1.19    $0.92    $0.68    $0.89       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             765    1,065      588      211      139      139      138       --       --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period      $1.05    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.07    $1.05       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,116    1,957       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.53    $1.31    $1.16    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.62    $1.53    $1.31    $1.16       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,099    1,309      756      158       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.44    $1.26    $1.16    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.41    $1.44    $1.26    $1.16       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             676      773      643      432       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.16    $1.09    $1.07    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.27    $1.16    $1.09    $1.07       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,223    6,331    3,173      403       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period      $1.04    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.12    $1.04       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,555    4,105       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.46    $1.20    $1.14    $0.99    $0.81    $0.98    $1.00       --       --
Accumulation unit value at end of period            $1.46    $1.46    $1.20    $1.14    $0.99    $0.81    $0.98       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              53       81      156      182      283      175       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES (12/15/2006)
Accumulation unit value at beginning of period      $1.01    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.13    $1.01       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                               2       --       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   61

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                  2007     2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.12    $1.10    $0.98    $0.92    $0.78    $0.98    $1.00       --       --
Accumulation unit value at end of period            $1.11    $1.12    $1.10    $0.98    $0.92    $0.78    $0.98       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              67      195      218       67      170      145      129       --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.65    $1.30    $1.16    $1.01    $0.79    $0.96    $1.00       --       --
Accumulation unit value at end of period            $1.78    $1.65    $1.30    $1.16    $1.01    $0.79    $0.96       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              69      164      145      194      207      881      418       --       --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.08    $1.03    $0.92    $0.78    $0.59    $0.86    $1.29    $1.36    $1.00
Accumulation unit value at end of period            $1.11    $1.08    $1.03    $0.92    $0.78    $0.59    $0.86    $1.29    $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                             370      429      374      375      431      525    1,092    1,330      183
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period      $1.09    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.13    $1.09       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,570    3,666       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period      $1.30    $1.13    $1.13    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.37    $1.30    $1.13    $1.13       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             115       77      235      182       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.92    $1.61    $1.53    $1.28    $0.93    $1.07    $1.00       --       --
Accumulation unit value at end of period            $1.82    $1.92    $1.61    $1.53    $1.28    $0.93    $1.07       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,487    2,495    2,068      860      982      627      411       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.25    $1.10    $1.06    $0.97    $0.81    $0.94    $1.06    $1.09    $1.00
Accumulation unit value at end of period            $1.26    $1.25    $1.10    $1.06    $0.97    $0.81    $0.94    $1.06    $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                             372      459      623      257      221      120      296      145       10
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of period      $1.17    $1.13    $1.11    $1.11    $1.11    $1.10    $1.07    $1.01    $1.00
Accumulation unit value at end of period            $1.22    $1.17    $1.13    $1.11    $1.11    $1.11    $1.10    $1.07    $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          11,779    8,286    4,504    2,098      447    3,911    5,658    6,615    2,266
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
3.92% and 4.00%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of period      $1.07    $1.04    $1.02    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.12    $1.07    $1.04    $1.02       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             391      135      100       73       --       --       --       --       --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/15/1999)
Accumulation unit value at beginning of period      $1.36    $1.31    $1.29    $1.24    $1.20    $1.14    $1.06    $1.02    $1.00
Accumulation unit value at end of period            $1.43    $1.36    $1.31    $1.29    $1.24    $1.20    $1.14    $1.06    $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,540    7,272    3,619    2,145    1,691      762      985      410       47
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.83    $1.53    $1.36    $1.16    $0.82    $1.02    $1.01    $1.02    $1.00
Accumulation unit value at end of period            $1.96    $1.83    $1.53    $1.36    $1.16    $0.82    $1.02    $1.01    $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,289    9,434    5,165    3,041    1,239    1,262      281      218       23
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.46    $1.38    $1.46    $1.33    $1.18    $1.04    $1.03    $1.00    $1.00
Accumulation unit value at end of period            $1.56    $1.46    $1.38    $1.46    $1.33    $1.18    $1.04    $1.03    $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,115    2,645    1,377      741      714      251      249        4        3
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period      $1.06    $1.05    $1.03    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.13    $1.06    $1.05    $1.03       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,713    2,959    1,455    5,004       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------


 62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                  2007     2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
Accumulation unit value at beginning of period      $0.73    $0.67    $0.62    $0.57    $0.47    $0.64    $0.94    $1.17    $1.00
Accumulation unit value at end of period            $0.75    $0.73    $0.67    $0.62    $0.57    $0.47    $0.64    $0.94    $1.17
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,768    6,049    6,193    2,153    1,664    1,064    1,285    1,762      401
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.39    $1.26    $1.22    $1.10    $0.89    $0.95    $0.91    $1.01    $1.00
Accumulation unit value at end of period            $1.41    $1.39    $1.26    $1.22    $1.10    $0.89    $0.95    $0.91    $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,605    1,925    2,397    2,886    4,230    1,480    1,549    1,186       48
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period      $1.15    $1.07    $1.04    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.17    $1.15    $1.07    $1.04       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,599    2,358      493       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/15/1999)
Accumulation unit value at beginning of period      $0.97    $0.85    $0.80    $0.76    $0.59    $0.76    $0.94    $1.14    $1.00
Accumulation unit value at end of period            $0.99    $0.97    $0.85    $0.80    $0.76    $0.59    $0.76    $0.94    $1.14
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,682    2,453    3,121    1,484      172      202      291      266      872
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period      $1.35    $1.14    $1.10    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.34    $1.35    $1.14    $1.10       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                              67      184       92       65       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.25    $1.26    $1.15    $1.06    $0.87    $1.01    $1.00       --       --
Accumulation unit value at end of period            $1.41    $1.25    $1.26    $1.15    $1.06    $0.87    $1.01       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             268      450      655      523      578      328       38       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period      $1.37    $1.20    $1.00       --       --       --       --       --       --
Accumulation unit value at end of period            $1.50    $1.37    $1.20       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,406    2,575      115       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of period      $1.01    $0.88    $0.85    $0.77    $0.61    $0.79    $0.90    $1.00       --
Accumulation unit value at end of period            $1.05    $1.01    $0.88    $0.85    $0.77    $0.61    $0.79    $0.90       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,022    1,170    2,054    1,958    1,381      973      770      285       --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.28    $1.24    $1.23    $1.22    $1.21    $1.15    $1.09    $1.01    $1.00
Accumulation unit value at end of period            $1.34    $1.28    $1.24    $1.23    $1.22    $1.21    $1.15    $1.09    $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                             817      493      688      870    1,097    1,275      592        1       10
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.79    $1.61    $1.54    $1.31    $0.89    $1.08    $1.16    $1.12    $1.00
Accumulation unit value at end of period            $1.70    $1.79    $1.61    $1.54    $1.31    $0.89    $1.08    $1.16    $1.12
Number of accumulation units outstanding at end
  of period (000 omitted)                             214      333      514      779      660      393      378      286       28
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period      $2.11    $1.58    $1.19    $0.96    $0.69    $0.73    $0.75    $1.00       --
Accumulation unit value at end of period            $2.90    $2.11    $1.58    $1.19    $0.96    $0.69    $0.73    $0.75       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,993    2,144    1,491      475      115      277        3        1       --
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period      $1.14    $0.92    $0.82    $0.70    $0.55    $0.67    $0.95    $1.27    $1.00
Accumulation unit value at end of period            $1.28    $1.14    $0.92    $0.82    $0.70    $0.55    $0.67    $0.95    $1.27
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,307    1,343    1,252      848      143      488       65       81      133
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.38    $1.19    $1.15    $1.00       --       --       --       --       --
Accumulation unit value at end of period            $1.34    $1.38    $1.19    $1.15       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,639    4,892    3,642      641       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.23    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.12    $1.23       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,463    1,473       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   63

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                  2007     2006     2005     2004     2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $0.99    $1.00       --       --       --       --       --       --       --
Accumulation unit value at end of period            $1.21    $0.99       --       --       --       --       --       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             140    1,068       --       --       --       --       --       --       --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/15/1999)
Accumulation unit value at beginning of period      $2.31    $1.69    $1.40    $1.08    $0.73    $0.85    $1.09    $1.51    $1.00
Accumulation unit value at end of period            $2.67    $2.31    $1.69    $1.40    $1.08    $0.73    $0.85    $1.09    $1.51
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,932    3,471    2,814    1,701    1,136    1,484      769      599      112
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/15/1999)
Accumulation unit value at beginning of period      $1.92    $1.79    $1.62    $1.37    $0.96    $1.17    $1.05    $1.15    $1.00
Accumulation unit value at end of period            $2.01    $1.92    $1.79    $1.62    $1.37    $0.96    $1.17    $1.05    $1.15
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,659    3,852    2,709    1,415    1,250      847      820      990      125
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.29    $1.16    $1.11    $1.02    $0.84    $0.97    $1.00       --       --
Accumulation unit value at end of period            $1.38    $1.29    $1.16    $1.11    $1.02    $0.84    $0.97       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                               7       31      355       91       66       29        8       --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.29    $1.07    $0.99    $0.90    $0.69    $0.90    $1.00       --       --
Accumulation unit value at end of period            $1.45    $1.29    $1.07    $0.99    $0.90    $0.69    $0.90       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                               5        5       82       84        4      144        1       --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period      $1.38    $1.23    $1.15    $0.98    $0.72    $0.99    $1.00       --       --
Accumulation unit value at end of period            $1.46    $1.38    $1.23    $1.15    $0.98    $0.72    $0.99       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             331      421      467      408      445      314      136       --       --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.20    $0.98    $0.93    $0.82    $0.58    $0.94    $1.00       --       --
Accumulation unit value at end of period            $1.35    $1.20    $0.98    $0.93    $0.82    $0.58    $0.94       --       --
Number of accumulation units outstanding at end
  of period (000 omitted)                             231       84       35       10       10        6        2       --       --
---------------------------------------------------------------------------------------------------------------------------------


 64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   65
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                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND
                                                            3 -- PROSPECTUS   71

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and

    annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with
                      Ameriprise Financial Services, Inc.


        (C)2008 RiverSource Life Insurance Company. All rights reserved.


S-6407 J (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY
RIVERSOURCE

RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Plus and RiverSource Retirement Advisor Select Plus contracts are not currently being offered.

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities
             RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise. Prospectuses are also available for:

- AIM Variable Insurance Funds
- Alliance Bernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares
- Lazard Retirement Series, Inc.
- Legg Mason Variable Portfolios I, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST) formerly known as RiverSource Variable Portfolio Funds

- The Universal Institutional Funds, Inc.
Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS   1

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.


This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.


RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   7
CONDENSED FINANCIAL INFORMATION (UNAUDITED).................  15
FINANCIAL STATEMENTS........................................  15
THE VARIABLE ACCOUNT AND THE FUNDS..........................  15
GUARANTEE PERIOD ACCOUNTS (GPAS)............................  32
THE FIXED ACCOUNT...........................................  33
THE SPECIAL DCA ACCOUNT.....................................  34
BUYING YOUR CONTRACT........................................  34
CHARGES.....................................................  37
VALUING YOUR INVESTMENT.....................................  43
MAKING THE MOST OF YOUR CONTRACT............................  45
SURRENDERS..................................................  54
TSA -- SPECIAL PROVISIONS...................................  55
CHANGING OWNERSHIP..........................................  56
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  56
OPTIONAL BENEFITS...........................................  58
THE ANNUITY PAYOUT PERIOD...................................  71
TAXES.......................................................  73
VOTING RIGHTS...............................................  76
SUBSTITUTION OF INVESTMENTS.................................  76
ABOUT THE SERVICE PROVIDERS.................................  77
ADDITIONAL INFORMATION......................................  78
APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)........  80
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....................  82
APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS....................  86
APPENDIX D: CONDENSED FINANCIAL INFORMATION (UNAUDITED).....  91
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION............................................... 118





 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise financial advisors and their spouses (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS   3
death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person or persons (including a revocable trust) who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.

PORTFOLIO NAVIGATOR (PN) ASSET ALLOCATION PROGRAM: This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider. If you do not select the Accumulation Benefit rider or the Withdrawal Benefit rider, you may elect to participate in the PN program by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, Withdrawal Benefit and/or PN. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.


FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value (reflecting any applicable
MVA), less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")



- the GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see "Guarantee Period Accounts
  (GPAs)")



- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")



- the Special DCA account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")



BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. GPAs and fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")



OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS   5

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (See "The Annuity Payout Period")



TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (See "Taxes")


 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS
(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*

                       SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE*
             NUMBER OF COMPLETED                           NUMBER OF COMPLETED
           YEARS FROM DATE OF EACH   SURRENDER CHARGE    YEARS FROM DATE OF EACH  SURRENDER CHARGE
              PURCHASE PAYMENT          PERCENTAGE          PURCHASE PAYMENT         PERCENTAGE
                      0                      7%                     0                     8%
                      1                      7                      1                     8
                      2                      7                      2                     8
                      3                      6                      3                     7
                      4                      5                      4                     7
                      5                      4                      5                     6
                      6                      2                      6                     5
                      7+                     0                      7                     4
                                                                    8                     3
                                                                    9                     2
                                                                   10+                    0

* The ten-year surrender charge schedule is not available for contracts issued in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

SURRENDER CHARGE FOR RAVA SELECT PLUS (EXCEPT TEXAS)
(Contingent deferred sales load as a percentage of purchase payment surrendered)

          YEARS FROM             SURRENDER CHARGE
         CONTRACT DATE              PERCENTAGE
               1                       7 %
               2                       7
               3                       7
             Thereafter                0

SURRENDER CHARGE FOR RAVA SELECT PLUS IN TEXAS
(Contingent deferred sales load)

                                                              SURRENDER CHARGE PERCENTAGE
                                                   (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                    IN CONTRACT YEAR
                 PAYMENTS MADE IN CONTRACT YEAR       1           2           3          THEREAFTER
                               1                      8%          7%          6%              0%
                               2                                  8           7               0
                               3                                              8               0
                               Thereafter                                                     0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS   7

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                MAXIMUM: $50*    CURRENT: $30

(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

OPTIONAL RIDER FEES

(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

 ROPP RIDER FEE                                                 MAXIMUM: 0.30%    CURRENT: 0.20%
 MAV RIDER FEE                                                  MAXIMUM: 0.35%    CURRENT: 0.25%
 5-YEAR MAV RIDER FEE                                           MAXIMUM: 0.20%    CURRENT: 0.10%
 EEB RIDER FEE                                                  MAXIMUM: 0.40%    CURRENT: 0.30%
 EEP RIDER FEE                                                  MAXIMUM: 0.50%    CURRENT: 0.40%
 PN RIDER FEE                                                   MAXIMUM: 0.20%    CURRENT: 0.10%
 ACCUMULATION BENEFIT RIDER FEE                                 MAXIMUM: 2.50%    CURRENT: 0.60%
 WITHDRAWAL BENEFIT RIDER FEE                                   MAXIMUM: 2.50%    CURRENT: 0.60%

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:                               RAVA ADVANTAGE PLUS    RAVA SELECT PLUS
 FOR NONQUALIFIED ANNUITIES                                         0.95%                1.20%
 FOR QUALIFIED ANNUITIES                                            0.75%                1.00%
 FOR BAND 3 ANNUITIES                                               0.55%                0.75%

 8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS*


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                     ACQUIRED FUND    GROSS TOTAL
                                                         MANAGEMENT      12B-1          OTHER          FEES AND         ANNUAL
                                                            FEES          FEES        EXPENSES        EXPENSES**       EXPENSES
 AIM V.I. Capital Appreciation Fund, Series II Shares       0.61%         0.25%         0.27%               --%           1.13%
 AIM V.I. Capital Development Fund, Series II Shares        0.75          0.25          0.31                --            1.31(1)
 AIM V.I. Financial Services Fund, Series I Shares          0.75            --          0.36                --            1.11
 AIM V.I. Global Health Care Fund, Series II Shares         0.75          0.25          0.32              0.01            1.33(1)
 AIM V.I. International Growth Fund, Series II Shares       0.71          0.25          0.36              0.01            1.33(1)
 AIM V.I. Technology Fund, Series I Shares                  0.75            --          0.35              0.01            1.11
 AllianceBernstein VPS Global Technology Portfolio          0.75          0.25          0.17                --            1.17
 (Class B)
 AllianceBernstein VPS Growth and Income Portfolio          0.55          0.25          0.04                --            0.84
 (Class B)
 AllianceBernstein VPS International Value Portfolio        0.75          0.25          0.06                --            1.06
 (Class B)
 American Century VP International, Class II                1.10          0.25          0.01                --            1.36
 American Century VP Mid Cap Value, Class II                0.90          0.25          0.01                --            1.16
 American Century VP Ultra(R), Class II                     0.90          0.25          0.01                --            1.16
 American Century VP Value, Class II                        0.83          0.25          0.01                --            1.09
 Calvert Variable Series, Inc. Social Balanced              0.70            --          0.20                --            0.90
 Portfolio
 Columbia High Yield Fund, Variable Series, Class B         0.78          0.25          0.12                --            1.15(2)
 Columbia Marsico Growth Fund, Variable Series, Class       0.97            --          0.02                --            0.99
 A
 Columbia Marsico International Opportunities Fund,         1.02          0.25          0.12                --            1.39
 Variable Series, Class B
 Credit Suisse Trust - Commodity Return Strategy            0.50          0.25          0.28                --            1.03(3)
 Portfolio
 Eaton Vance VT Floating-Rate Income Fund                   0.57          0.25          0.32                --            1.14
 Evergreen VA International Equity Fund - Class 2           0.39          0.25          0.24                --            0.88
 Fidelity(R) VIP Contrafund(R) Portfolio Service Class      0.56          0.25          0.09                --            0.90
 2
 Fidelity(R) VIP Growth & Income Portfolio Service          0.46          0.25          0.12                --            0.83
 Class 2
 Fidelity(R) VIP Mid Cap Portfolio Service Class 2          0.56          0.25          0.10                --            0.91
 Fidelity(R) VIP Overseas Portfolio Service Class 2         0.71          0.25          0.14                --            1.10
 FTVIPT Franklin Global Real Estate Securities              0.75          0.25          0.31                --            1.31(4)
 Fund - Class 2
 FTVIPT Franklin Small Cap Value Securities                 0.51          0.25          0.15              0.02            0.93(5)
 Fund - Class 2
 FTVIPT Mutual Shares Securities Fund - Class 2             0.59          0.25          0.13                --            0.97



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                              VARIABLE ANNUITY -- PROSPECTUS   9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                     ACQUIRED FUND    GROSS TOTAL
                                                         MANAGEMENT      12B-1          OTHER          FEES AND         ANNUAL
                                                            FEES          FEES        EXPENSES        EXPENSES**       EXPENSES
 Goldman Sachs VIT Mid Cap Value Fund - Institutional       0.80%           --%         0.07%               --%           0.87%
 Shares
 Goldman Sachs VIT Structured U.S. Equity                   0.65            --          0.07                --            0.72(6)
 Fund - Institutional Shares
 Janus Aspen Series Large Cap Growth Portfolio:             0.64          0.25          0.02              0.01            0.92
 Service Shares
 Lazard Retirement International Equity                     0.75          0.25          0.18                --            1.18
 Portfolio - Service Shares
 Legg Mason Partners Variable Small Cap Growth              0.75            --          0.35                --            1.10(7)
 Portfolio, Class I
 MFS(R) Investors Growth Stock Series - Service Class       0.75          0.25          0.11                --            1.11
 MFS(R) New Discovery Series - Service Class                0.90          0.25          0.11                --            1.26
 MFS(R) Total Return Series - Service Class                 0.75          0.25          0.08                --            1.08(8)
 MFS(R) Utilities Series - Service Class                    0.75          0.25          0.10                --            1.10(8)
 Neuberger Berman Advisers Management Trust                 1.14          0.25          0.17                --            1.56(9)
 International Portfolio (Class S)
 Oppenheimer Global Securities Fund/VA, Service Shares      0.62          0.25          0.02                --            0.89
 Oppenheimer Main Street Small Cap Fund/VA, Service         0.70          0.25          0.02                --            0.97
 Shares
 Oppenheimer Strategic Bond Fund/VA, Service Shares         0.57          0.25          0.02              0.02            0.86(10)
 PIMCO VIT All Asset Portfolio, Advisor Share Class         0.18          0.25          0.25              0.69            1.37(11)
 Putnam VT Health Sciences Fund - Class IB Shares           0.70          0.25          0.13                --            1.08
 Putnam VT International Equity Fund - Class IB Shares      0.73          0.25          0.11              0.01            1.10
 Putnam VT Vista Fund - Class IB Shares                     0.65          0.25          0.11                --            1.01
 RVST Disciplined Asset Allocation(SM)                        --          0.25          0.30              0.76            1.31(12)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)                        --          0.25          0.30              0.64            1.19(12)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)                        --          0.25          0.30              0.70            1.25(12)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)                        --          0.25          0.30              0.73            1.28(12)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)                        --          0.25          0.30              0.67            1.22(12)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable                      0.70          0.13          0.16                --            0.99(13)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable                      0.83          0.13          1.13                --            2.09(13)
 Portfolio - Select Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable                      0.97          0.13          0.18                --            1.28(13)
 Portfolio - Small Cap Value Fund
 (previously RiverSource(R) Variable Portfolio - Small
 Cap Value Fund)
 RVST RiverSource(R) Variable Portfolio - Balanced          0.53          0.13          0.14                --            0.80
 Fund
 RVST RiverSource(R) Variable Portfolio - Cash              0.33          0.13          0.14                --            0.60
 Management Fund
 RVST RiverSource(R) Variable Portfolio - Diversified       0.45          0.13          0.16                --            0.74
 Bond Fund
 RVST RiverSource(R) Variable Portfolio - Diversified       0.59          0.13          0.14                --            0.86
 Equity Income Fund
 RVST RiverSource(R) Variable Portfolio - Global Bond       0.68          0.13          0.19                --            1.00(13)
 Fund
 RVST RiverSource(R) Variable Portfolio - Global            0.44          0.13          0.17                --            0.74(13)
 Inflation Protected Securities Fund
 RVST RiverSource(R) Variable Portfolio - Growth Fund       0.60          0.13          0.16                --            0.89
 RVST RiverSource(R) Variable Portfolio - High Yield        0.59          0.13          0.15                --            0.87
 Bond Fund
 RVST RiverSource(R) Variable Portfolio - Income            0.61          0.13          0.17                --            0.91
 Opportunities Fund
 RVST RiverSource(R) Variable Portfolio - Large Cap         0.58          0.13          0.15                --            0.86
 Equity Fund
 RVST RiverSource(R) Variable Portfolio - Large Cap         0.59          0.13          0.36                --            1.08(13)
 Value Fund
 RVST RiverSource(R) Variable Portfolio - Mid Cap           0.58          0.13          0.15                --            0.86
 Growth Fund
 RVST RiverSource(R) Variable Portfolio - Mid Cap           0.73          0.13          0.17                --            1.03(13)
 Value Fund
 RVST RiverSource(R) Variable Portfolio - S&P 500           0.22          0.13          0.17                --            0.52(13)
 Index Fund
 RVST RiverSource(R) Variable Portfolio - Short             0.48          0.13          0.18                --            0.79
 Duration U.S. Government Fund
 RVST RiverSource(R) Variable Portfolio - Small Cap         0.68          0.13          0.20                --            1.01(13)
 Advantage Fund
 RVST Threadneedle(R) Variable Portfolio - Emerging         1.11          0.13          0.26                --            1.50
 Markets Fund
 (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)


 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                     ACQUIRED FUND    GROSS TOTAL
                                                         MANAGEMENT      12B-1          OTHER          FEES AND         ANNUAL
                                                            FEES          FEES        EXPENSES        EXPENSES**       EXPENSES
 RVST Threadneedle(R) Variable                              0.69%         0.13%         0.19%               --%           1.01%
 Portfolio - International Opportunity Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity Fund)
 Van Kampen Life Investment Trust Comstock Portfolio,       0.56          0.25          0.03                --            0.84
 Class II Shares
 Van Kampen UIF Global Real Estate Portfolio, Class II      0.85          0.35          0.38                --            1.58(14)
 Shares
 Van Kampen UIF Mid Cap Growth Portfolio, Class II          0.75          0.35          0.35                --            1.45(14)
 Shares
 Wanger International Small Cap                             0.88            --          0.11                --            0.99
 (effective June 1, 2008, the Fund will change its
 name to Wanger International)
 Wanger U.S. Smaller Companies                              0.90            --          0.05                --            0.95
 (effective June 1, 2008, the Fund will change its
 name to Wanger USA)
 Wells Fargo Advantage VT Opportunity Fund                  0.73          0.25          0.20                --            1.18(15)
 Wells Fargo Advantage VT Small Cap Growth Fund             0.75          0.25          0.23                --            1.23(15)



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.30% for AIM V.I. Capital Development Fund, Series II Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


(2) The Fund's investment adviser has contractually agreed to waive 0.19% of the distribution (12b-1) fees until April 30, 2009. In addition, the Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, (if any)) do not exceed 0.60% annually through April 30, 2009. If these waivers were reflected in the above table, net expenses would be 0.66%. There is no guarantee that these waivers and/or limitations will continue after April 30, 2009.


(3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.


(4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.


(5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.


(6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(7) Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.00%. These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time. After fee waivers and expense reimbursements net expenses would be 1.00%.


(8) MFS has agreed in writing to reduce its management fee to 0.65% for MFS Total Return Series annually on average daily net assets in excess of $3 billion and 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.05% for MFS Total Return Series - Service Class and 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(9) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53% for Neuberger Berman Advisers Management Trust International Portfolio (Class S).


(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. The Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares.


(11) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.


(12) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   11

(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable
      Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.


(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.


(15) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP and Withdrawal Benefit or Accumulation Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY             1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS
 With a ten-year surrender
 charge schedule(3)              $1,447      $2,712      $3,840      $6,256           $647       $1,912      $3,140      $6,056
 RAVA ADVANTAGE PLUS
 With a seven-year surrender
 charge schedule                  1,347       2,612       3,640       6,056            647        1,912       3,140       6,056
 RAVA SELECT PLUS                 1,374       2,686       3,253       6,234            674        1,986       3,253       6,234
 RAVA SELECT PLUS - TEXAS         1,474       2,586       3,253       6,234            674        1,986       3,253       6,234



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS
 With a ten-year surrender
 charge schedule(3)              $1,426      $2,655      $3,753      $6,118           $626       $1,855      $3,053      $5,918
 RAVA ADVANTAGE PLUS
 With a seven-year surrender
 charge schedule                  1,326       2,555       3,553       5,918            626        1,855       3,053       5,918
 RAVA SELECT PLUS                 1,353       2,630       3,167       6,099            653        1,930       3,167       6,099
 RAVA SELECT PLUS - TEXAS         1,453       2,530       3,167       6,099            653        1,930       3,167       6,099



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS - BAND 3
 With a ten-year surrender
 charge schedule(3)              $1,406      $2,598      $3,665      $5,977           $606       $1,798      $2,965      $5,777
 RAVA ADVANTAGE PLUS - BAND 3
 With a seven-year surrender
 charge schedule                  1,306       2,498       3,465       5,777            606        1,798       2,965       5,777
 RAVA SELECT PLUS - BAND 3        1,328       2,559       3,059       5,927            628        1,859       3,059       5,927
 RAVA SELECT
 PLUS - TEXAS - BAND 3            1,428       2,459       3,059       5,927            628        1,859       3,059       5,927






    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   13

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY             1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS
 With a ten-year surrender
 charge schedule(3)               $953       $1,274      $1,518      $1,988           $153        $474        $818       $1,788
 RAVA ADVANTAGE PLUS
 With a seven-year surrender
 charge schedule                   853        1,174       1,318       1,788            153         474         818        1,788
 RAVA SELECT PLUS                  880        1,256         957       2,078            180         556         957        2,078
 RAVA SELECT PLUS - TEXAS          980        1,156         957       2,078            180         556         957        2,078



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS
 With a ten-year surrender
 charge schedule(3)               $932       $1,211      $1,411      $1,763           $132        $411        $711       $1,563
 RAVA ADVANTAGE PLUS
 With a seven-year surrender
 charge schedule                   832        1,111       1,211       1,563            132         411         711        1,563
 RAVA SELECT PLUS                  859        1,194         852       1,858            159         494         852        1,858
 RAVA SELECT PLUS - TEXAS          959        1,094         852       1,858            159         494         852        1,858



                                                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                  AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA ADVANTAGE PLUS - BAND 3
 With a ten-year surrender
 charge schedule(3)               $912       $1,148      $1,303      $1,533           $112        $348        $603       $1,333
 RAVA ADVANTAGE PLUS - BAND 3
 With a seven-year surrender
 charge schedule                   812        1,048       1,103       1,333            112         348         603        1,333
 RAVA SELECT PLUS - BAND 3         833        1,115         718       1,578            133         415         718        1,578
 RAVA SELECT
 PLUS - TEXAS - BAND 3             933        1,015         718       1,578            133         415         718        1,578



(1) In these examples, the contract administrative charge is approximated as a .019% charge for RAVA Advantage Plus, a .032% charge for RAVA Select Plus, a .032% for RAVA Select Plus - Texas, a .019% charge for RAVA Advantage Plus - Band 3, a .032% charge for RAVA Select Plus - Band 3 and a .032% charge for RAVA Select Plus - Texas - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3) In Connecticut and Utah, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.

 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix D.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   15
subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


  - Compensating, training and educating financial advisors who sell the contracts.



  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.



  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.


  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   17

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series II  stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average long-term        subadvisers.
                              growth and excellent prospects for future
                              growth. The Fund can invest up to 25% of its
                              total assets in foreign securities that involve
                              risks not associated with investing solely in
                              the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital growth. Actively managed. Invests at      Invesco Aim Advisors, Inc. adviser,
Fund, Series I Shares         least 80% of its net assets in the equity         advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies involved in the financial services      subadvisers.
                              sector. These companies include, but are not
                              limited to, banks, insurance companies,
                              investment and miscellaneous industries (asset
                              managers, brokerage firms, and
                              government-sponsored agencies and suppliers to
                              financial services companies).
AIM V.I. Global Health Care   Capital growth. The fund seeks to meet its        Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        objective by investing, normally, at least 80%    advisory entities affiliated with
                              of its assets in securities of health care        Invesco Aim Advisors, Inc.,
                              industry companies. The Fund may invest up to     subadvisers.
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The Fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AIM V.I. Technology Fund,     Capital growth. The Fund is actively managed.     Invesco Aim Advisors, Inc. adviser,
Series I Shares               Invests at least 80% of its net assets in equity  advisory entities affiliated with
                              securities and equity-related instruments of      Invesco Aim Advisors, Inc.,
                              companies engaged in technology-related           subadvisers.
                              industries. These include, but are not limited
                              to, various applied technologies, hardware,
                              software, semiconductors, telecommunications
                              equipment and services, and service-related
                              companies in information technology. Many of
                              these products and services are subject to rapid
                              obsolescence, which may lower the market value
                              of securities of the companies in this sector.


 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
Technology Portfolio (Class   least 80% of its net assets in securities of
B)                            companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
American Century VP           Capital growth. Invests primarily in stocks of    American Century Global Investment
International, Class II       growing foreign companies in developed            Management, Inc.
                              countries.
American Century VP Mid Cap   Long-term capital growth with income as a         American Century Investment Management,
Value, Class II               secondary objective. Long-term capital growth     Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that management
                              believes are undervalued at the time of
                              purchase. The fund will invest at least 80% of
                              its assets in securities of companies whose
                              market capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class II                      secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Calvert Variable Series,      Competitive total return through actively         Calvert Asset Management Company, Inc.,
Inc. Social Balanced          managed portfolio of stocks, bonds and money      adviser. SSgA Funds Management, Inc.
Portfolio                     market instruments which offer income and         and New Amsterdam Partners, LLP,
                              capital growth opportunity and which satisfy      subadvisers on equity portion; no
                              Portfolio's investment and social criteria.       subadviser on fixed-income portion.
                              Typically invests about 60% of net assets in
                              stocks (primarily common stocks of U.S.
                              large-cap companies) and 40% in investment grade
                              bonds and other fixed-income investments.
                              Investments must be consistent with Portfolio's
                              current financial and social criteria.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   19

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Columbia High Yield Fund,     Total return, consisting of a high level of       Columbia Management Advisors, LLC,
Variable Series, Class B      income and capital appreciation. Under normal     advisor; MacKay Shields LLC,
                              circumstances, the Fund invests at least 80% of   subadviser.
                              net assets in domestic and foreign corporate
                              below investment grade debt securities. These
                              securities generally will be, at the time of
                              purchase, rated BB or below by Standard & Poor's
                              Corporation (S&P) or Fitch, rated "Ba" or below
                              by Moody's, or unrated but determined by the
                              Advisor to be of comparable quality. The Fund
                              invests primarily in domestic corporate below
                              investment grade securities (including private
                              placements), U.S. dollar-denominated foreign
                              corporate below investment grade securities
                              (including private placements), zero-coupon
                              bonds and U.S. Government obligations. The Fund
                              may invest up to 20% of net assets in equity
                              securities that may include convertible
                              securities. The Fund is not managed to a
                              specific duration.
Columbia Marsico Growth       Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
Fund, Variable Series, Class  circumstances, the Fund invests primarily in      adviser; Marsico Capital Management,
A                             equity securities of large-capitalization         LLC, sub-adviser.
                              companies that have market capitalizations of $5
                              billion or more at the time of purchase. The
                              Fund generally holds a core position of between
                              35 and 50 common stocks. It may hold up to 25%
                              of total assets in foreign securities, including
                              in emerging market securities.
Columbia Marsico              Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
International Opportunities   circumstances, the Fund invests at least 65% of   adviser; Marsico Capital Management,
Fund, Variable Series, Class  total assets in common stocks of foreign          LLC, sub-adviser.
B                             companies. The Fund may invest in companies of
                              any size throughout the world that are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States. The Fund may invest in common stocks of
                              companies operating in or economically tied to
                              emerging markets countries. Some issuers or
                              securities in the Fund's portfolio may be based
                              in or economically tied to the United States.
Credit Suisse Trust -         Total Return. Invests in commodity- linked        Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.


 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Eaton Vance VT Floating -     High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Evergreen VA International    Long-term capital growth, with modest income as   Evergreen Investment Management
Equity Fund - Class 2         a secondary objective. The Fund seeks to achieve  Company, LLC its goal by investing primarily in equity
                              securities issued by established, quality
                              non-U.S. companies located in countries with
                              developed markets and may purchase securities
                              across all market capitalizations. The Fund may
                              also invest in emerging markets.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Growth &      High total return through a combination of        Fidelity Management & Research Company
Income Portfolio Service      current income and capital appreciation.          (FMR), investment manager; FMR U.K.,
Class 2                       Normally invests a majority of assets in common   FMR Far East, sub- advisers.
                              stocks with a focus on those that pay current
                              dividends and show potential for capital
                              appreciation. May invest in bonds, including
                              lower-quality debt securities, as well as stocks
                              that are not currently paying dividends, but
                              offer prospects for future income or capital
                              appreciation. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth"
                              stocks or "value" stocks or both.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests at   (FMR), investment manager; FMR U.K.,
                              least 80% of assets in securities of companies    FMR Far East, sub- advisers.
                              with medium market capitalizations. May invest
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,FMR
                              securities. Normally invests at least 80% of      Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
Goldman Sachs VIT Mid Cap     Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Value Fund - Institutional    invests, under normal circumstances, at least
Shares                        80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $1.1 billion and $21 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.


 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Lazard Retirement             Long-term capital appreciation. Invests           Lazard Asset Management, LLC
International Equity          primarily in equity securities, principally
Portfolio - Service Shares    common stocks, of relatively large non-U.S.
                              companies with market capitalizations in the
                              range of the Morgan Stanley Capital
                              International (MSCI) Europe, Australia and Far
                              East (EAFE(R)) Index that the Investment Manager
                              believes are undervalued based on their
                              earnings, cash flow or asset values.
Legg Mason Partners Variable  Long-term growth of capital. Under normal         Legg Mason Partners Fund Advisor, LLC,
Small Cap Growth Portfolio,   circumstances, the fund invests at least 80% of   adviser; ClearBridge Advisors, LLC,
Class I                       its net assets in equity securities of companies  sub-adviser.
                              with small market capitalizations and related
                              investments.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
MFS(R) New Discovery          Capital appreciation. Invests in stocks of        MFS Investment Management(R)
Series - Service Class        companies MFS believes to have above average
                              earnings growth potential compared to other
                              companies (growth companies). Growth companies
                              tend to have stock prices that are high relative
                              to their earnings, dividends, book value, or
                              other financial measures. The Fund generally
                              focuses on companies with small capitalizations.
MFS(R) Total Return           Total return. Invests primarily in equity and     MFS Investment Management(R)
Series - Service Class        fixed income securities. MFS invests between 40%
                              and 75% of the fund's net assets in equity
                              securities and at least 25% of the fund's total
                              assets in fixed-income senior securities.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized outside
                              of the United States and conducts the majority
                              of its business abroad. The Fund seeks to reduce
                              risk by diversifying among many industries.
                              Although it has the flexibility to invest a
                              significant portion of its assets in one country
                              or region, it generally intends to remain well-
                              diversified across countries and geographical
                              regions.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.


 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
Putnam VT Health Sciences     Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Fund - Class IB Shares        by investing mainly in common stocks of
                              companies in the health sciences industries,
                              with a focus on growth stocks. Under normal
                              circumstances, the fund invests at least 80% of
                              its net assets in securities of (a) companies
                              that derive at least 50% of their assets,
                              revenues or profits from the pharmaceutical,
                              health care services, applied research and
                              development and medical equipment and supplies
                              industries, or (b) companies Putnam Management
                              thinks have the potential for growth as a result
                              of their particular products, technology,
                              patents or other market advantages in the health
                              sciences industries.
Putnam VT International       Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
Equity Fund - Class IB        by investing mainly in common stocks of
Shares                        companies outside the United States that Putnam
                              Management believes have favorable investment
                              potential. Under normal circumstances, the fund
                              invests at least 80% of its net assets in equity
                              investments.
Putnam VT Vista Fund - Class  Capital appreciation. The fund pursues its goal   Putnam Investment Management, LLC
IB Shares                     by investing mainly in common stocks of U.S.
                              companies, with a focus on growth stocks.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests the small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   25

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a conservative level of risk.
Conservative                  The Fund invests primarily in fixed income
                              securities and may be most appropriate for
                              investors with a shorter term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate level of risk. The
Moderate                      Fund invests in a balance of fixed income and
                              equity securities and may be most appropriate
                              for investors with an intermediate term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate aggressive level of
Moderately Aggressive         risk. The Fund invests primarily in equity
                              securities and also invests a moderate amount in
                              fixed income securities. The Fund may be most
                              appropriate for investors with an
                              intermediate-to-long term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate conservative level of
Moderately Conservative       risk. The Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.


 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund                    Fund's assets will be invested primarily in
                              companies with market capitalizations of at
(previously RiverSource       least $5 billion at the time of the Fund's
Variable Portfolio -          investment. The Fund may invest up to 25% of its
Fundamental Value Fund)       net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub- advisers.
(previously RiverSource       companies to be either those with a market
Variable Portfolio - Select   capitalization of up to $15 billion or those
Value Fund)                   whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
(previously RiverSource       time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Variable Portfolio - Small    that fall within the range of the Russell         Denver Investment Advisors LLC,
Cap Value Fund)               2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   27

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.


 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies. Medium-
                              sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-
                              capitalization stocks of U.S. companies. The
                              Fund invests in common stocks included in the
                              Standard & Poor's 500 Composite Stock Price
                              Index (S&P 500). The S&P 500 is made up
                              primarily of large-capitalization companies that
                              represent a broad spectrum of the U.S. economy.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   29

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
(previously RiverSource       assets will be invested in securities of
Variable Portfolio -          companies that are located in emerging market
Emerging Markets Fund)        countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
                              Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
(previously RiverSource       markets.
Variable Portfolio -
International Opportunity
Fund)
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.


 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger International Small    Long-term growth of capital. Invests primary in   Columbia Wanger Asset Management, L.P.
Cap                           stocks of companies based outside the U.S. with
                              market capitalizations of less than $5 billion
Effective June 1, 2008, the   at time of initial purchase.
Fund will change its name to
Wanger International.         Effective June 1, 2008:
                              Long-term growth of capital. Under normal market
                              circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
Effective June 1, 2008, the   than $5 billion at time of initial purchase.
Fund will change its name to
Wanger USA.                   Effective June 1, 2008:
                              Long-term growth of capital. Under normal market
                              circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   31

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.


GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available for contracts in some states. GPAs are not available if either the Withdrawal Benefit, Accumulation Benefit or PN rider is selected.


Currently, unless an asset allocation program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. The required minimum investment in each GPA is $1,000. (Exception: if a model portfolio includes one or more GPAs, the required minimum does not apply.) These accounts are not offered after annuity payouts begin.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonannuitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonannuitized" separate account we have established under the Minnesota Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the Withdrawal Benefit rider, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

- death benefits;

- amounts surrendered for fees and charges;

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

- amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;

- automatic rebalancing under any asset allocation model portfolio which includes one or more GPAs. However, an MVA will apply if you reallocate to a new asset allocation model portfolio; and

- amounts applied to an annuity payout plan while an asset allocation model including one or more GPAs in in effect.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

     IF YOUR GPA RATE IS:        THE MVA IS:
 Less than the new GPA rate +
 0.10%                            Negative
 Equal to the new GPA rate +
 0.10%                            Zero
 Greater than the new GPA rate
 + 0.10%                          Positive

For an example, see Appendix A.

THE FIXED ACCOUNT


Unless an asset allocation program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. Subject to state law limitations, we reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   33

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times.* We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

* For contracts purchased in Oregon the Special DCA account is available at all times.

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the fixed account and/or to the Special DCA account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments.")


We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us.


 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.


Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY


If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk if the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)


PURCHASE PAYMENTS*

MINIMUM ALLOWABLE PURCHASE PAYMENTS**

If paying by installments under a scheduled payment plan:

  $23.08 biweekly, or

  $50 per month

                                                                RAVA ADVANTAGE PLUS         RAVA SELECT PLUS
 If paying by any other method:
 initial payment for qualified annuities                               $1,000                   $ 2,000
 initial payment for nonqualified annuities                             2,000                    10,000
 for any additional payments                                               50                        50


* RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.


** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois and New Jersey.



MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without corporate office approval) based on your age on the effective date of the contract:


                                                                RAVA ADVANTAGE PLUS         RAVA SELECT PLUS
 For the first year:
 through age 85                                                       $999,999                  $999,999
 for ages 86 to 90                                                     100,000                   100,000
 For each subsequent year:
 through age 85                                                        100,000                   100,000
 for ages 86 to 90                                                      50,000                    50,000

*** These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We also reserve the right to limit the cumulative amount of purchase payments for contracts with the Withdrawal Benefit rider, subject to state restrictions.

Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract.


Subject to state law limitations, we reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:


1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   35

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

   - if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

   - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

   - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received:

   - if you elect the ten-year surrender charge schedule for your contract*.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

 36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; (2) a request for surrender charge waiver due to Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* The ten-year surrender charge under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract only.

LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. Subject to state law limitations, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. The contract administrative charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*


We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                              RAVA ADVANTAGE PLUS   RAVA SELECT PLUS
 For nonqualified annuities                                          0.95%                1.20%
 For qualified annuities                                             0.75%                1.00%
 For Band 3 annuities                                                0.55%                0.75%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs, the fixed account or the Special DCA account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   37

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:

CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.

CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings; or

- the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the fixed account or the Special DCA account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

 38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                      SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE*
             NUMBER OF COMPLETED                          NUMBER OF COMPLETED
           YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
              PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
                      0                    7%                      0                    8%
                      1                     7                      1                     8
                      2                     7                      2                     8
                      3                     6                      3                     7
                      4                     5                      4                     7
                      5                     4                      5                     6
                      6                     2                      6                     5
                      7+                    0                      7                     4
                                                                   8                     3
                                                                   9                     2
                                                                  10+                    0

* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

SURRENDER CHARGE UNDER RAVA SELECT PLUS (EXCEPT TEXAS):

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

CONTRACT YEAR   SURRENDER CHARGE PERCENTAGE
      1                    7%
      2                    7
      3                    7
      Thereafter            0

SURRENDER CHARGE UNDER RAVA SELECT PLUS IN TEXAS:

For purposes of calculating any surrender charge under RAVA Select Plus in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                              SURRENDER CHARGE PERCENTAGE
                                                   (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                    IN CONTRACT YEAR
                 PAYMENTS MADE IN CONTRACT YEAR       1           2           3          THEREAFTER
                               1                      8%          7%          6%              0%
                               2                                  8           7               0
                               3                                              8               0
                               Thereafter                                                     0

PARTIAL SURRENDERS:


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge, plus or minus any applicable MVA.


For an example, see Appendix B.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   39
discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- amounts surrendered after the tenth contract anniversary in Alabama, Massachusetts, Washington and Oregon;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

- contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;


- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you are or your spouse is confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and



- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

 40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

We will not change the Accumulation Benefit rider charge after the rider effective date unless:


(a) you choose the annual Elective Step up after we have exercised our rights to increase the rider charge;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.


If you choose the Elective Step up, the elective spousal continuation Step up, or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups and the elective spousal continuation Step ups, this change will be in effect for the entire contract year.


The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with Withdrawal Benefit.

WITHDRAWAL BENEFIT RIDER FEE


We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.


(1) Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must select a model portfolio with this rider (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program").

Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

We reserve the right to change the fee for this rider up to a maximum of 2.50%. However, any change to the rider fee will only apply to existing contract owners if:


(a) you choose the annual Elective Step up after we have exercised our rights to increase the rider charge;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

We reserve the right to charge a fee that varies by the model portfolio selected.

If you elect the spousal continuation step up or to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you make more than one change in the same contract year, the fee we charge for this rider will be the greatest fee applicable to any change which you have selected during the contract year.

If you choose an annual Elective Step up, you will pay the fee we then charge. If you choose an Elective Step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or an Elective Step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.


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

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.


MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(2) Available if you are 75 or younger at the rider effective date. Not available with 5-Year MAV.


5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual fee of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.


EEB RIDER FEE

We charge a fee for this optional feature only if you select it.(4) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(4) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE

We charge a fee for this optional feature only if you select it.(5) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

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If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(5) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.

RIDER COMBINATION DISCOUNT

A fee discount of 0.05% applies if you purchase 5-Year MAV with either EEB or EEP. A fee discount of 0.10% applies if you purchase MAV with either EEB or EEP.

PN RIDER FEE


We charge a fee for this optional feature only if you select it.(6) This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your
Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value, less any excluded accounts (see "Making the Most of Your
Contract -- Portfolio Navigator Asset Allocation Program"). The fee will only be deducted from the subaccounts in Washington. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(6) We do not charge this fee and you may not discontinue your participation if you are required to participate in the PN program because you purchased an optional Accumulation Benefit or Withdrawal Benefit rider.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (see "Annual Operating Expenses of the Funds").

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA

We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and purchase payment credits allocated to the GPA;

- plus any amounts transferred to the GPA from the fixed account or subaccounts;

- plus interest credited;

- minus any amounts transferred from the GPA to the fixed account or any subaccount;

- minus any amounts deducted for charges or surrenders;

- plus or minus any applicable MVA; and/or

- minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the ROPP rider fee (if selected);

- minus any prorated portion of the MAV rider fee (if selected);


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

- minus any prorated portion of the 5-Year MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected);

- minus any prorated portion of the Accumulation Benefit rider fee (if selected)*;

- minus any prorated portion of the Withdrawal Benefit rider fee (if selected)*; and

- minus any prorated portion of the PN rider fee (if selected)*.
*     The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges);

- minus amounts transferred out; and

- minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the ROPP rider fee (if selected);

- a prorated portion of the MAV rider fee (if selected);

- a prorated portion of the 5-Year MAV rider fee (if selected);

- a prorated portion of the EEB rider fee (if selected);

 44  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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- a prorated portion of the EEP rider fee (if selected);

- a prorated portion of the Accumulation Benefit rider fee (if selected);

- a prorated portion of the Withdrawal Benefit rider fee (if selected); and/or

- a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                      NUMBER
BY INVESTING AN EQUAL NUMBER                                      AMOUNT                 ACCUMULATION                OF UNITS
OF DOLLARS EACH MONTH ...                   MONTH                INVESTED                 UNIT VALUE                 PURCHASED
                                             Jan                   $100                      $20                       5.00
                                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price is low
....                           ARROW

                                             Mar                    100                       17                       5.88
                                             Apr                    100                       15                       6.67
                                             May                    100                       16                       6.25
                                             June                   100                       18                       5.56
                                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                                             Aug                    100                       19                       5.26
                                             Sept                   100                       21                       4.76
                                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.


SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

- You cannot transfer existing contract values into a Special DCA account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

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

- We make monthly transfers of your Special DCA account value into the subaccounts you select.


- You may not use the fixed account, GPA account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if an asset allocation program is in effect, and the model portfolio you have selected includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the model portfolio you have selected.)


- We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

- We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

- Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.

- Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if an asset allocation program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).


- We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your financial advisor.


The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be more than one digit past the decimal numbers. Asset rebalancing does not apply to the GPAs, fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.



You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM

If you purchased an optional Withdrawal Benefit rider, you are required to participate in our asset allocation program under the terms of the rider. The asset allocation program is only available if you purchased the optional Withdrawal Benefit rider. There is no additional charge for the asset allocation program.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account and certain GPAs, (if available under the asset allocation program) which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

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Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your financial advisor may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.


Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, the fixed account and/or any GPAs that make up that model portfolio. By participating in the program, you authorize us to invest your contract value in the subaccounts, the fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA will apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period
  Accounts -- Market Value Adjustment").

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts, the fixed account and/or any GPAs (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts, the fixed account and/or any GPAs (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after Nov. 1, 2005 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after Nov. 1, 2005. The PN program is available for nonqualified annuities and for qualified annuities except under 401(k) and 401(a) plans.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account and certain GPAs (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or Withdrawal Benefit rider. If your contract does not include one of these riders, you also may participate in the PN program by purchasing a separate optional rider for an


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


additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, LLC, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.


Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.


We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.





POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include, but not be limited to, a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may

 48  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account or certain GPAs than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with a questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the questionnaire is objective, there is no guarantee that your responses to the questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, the fixed account and/or any GPAs that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, the fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. However, if your contract


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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includes an optional Accumulation Benefit or Withdrawal Benefit rider and you make such change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Benefit or Withdrawal Benefit rider.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND WITHDRAWAL BENEFIT RIDER

If you purchase the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider, you are required to participate in the PN program under the terms of each rider. There is no additional charge for the PN program when used with either of these optional riders.

- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period as does your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL END OF WAITING PERIOD.

- WITHDRAWAL BENEFIT RIDER: Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model

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  portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU
  SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM RIDER

If you do not select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider with your contract, you may elect to participate in the PN program by adding the optional Portfolio Navigator Model Portfolio Rider (PN rider) to your contract for an additional charge (see "Charges").

Unless we agree otherwise, you may only add the PN rider at contract issue. You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.


You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.


TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.

You may transfer contract value from any one subaccount, GPAs or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the fixed account.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.


Subject to state law limitations, we may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the fixed account until the next contract anniversary. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the fixed account are not subject to an MVA.

  Currently, transfers out of the fixed account are limited to the greater of:
  a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established at contract issue, the 30% limitation does not apply to transfers made from the fixed account to the subaccounts for the duration of this initial arrangement.

- You may transfer contract values from any GPA to the subaccounts, fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- You may not make a transfer to the Special DCA account.


- Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCAs.


MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


 52  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost-averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

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 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or fixed account (if available).


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the GPAs, the fixed account or the Special DCA account are not allowed.

- Automated transfers from the fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA account.

MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance

Surrenders:              $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You


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cannot make surrenders after annuity payouts begin except under Plan E (see "The
Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA account you may have, unless insufficient amounts are available from your subaccounts and/or fixed account. However, you may request specifically surrender from a GPA or Special DCA account. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

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  - you severed employment with the employer who purchased the contract;



  - the distribution is because of your death;



  - effective Jan. 1, 2009, the distribution is due to plan termination; or



  - effective Jan. 1, 2009, you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders.

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If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

                                    PS X DB
  ADJUSTED PARTIAL SURRENDERS   =   ------------
                                    CV

  PS = the partial surrender including any applicable surrender charge.

  DB = the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

  We calculate the death benefit as follows:
  The total purchase payments minus adjustments for partial surrenders:
  Total purchase payments                                                                       $20,000
  minus adjusted partial surrenders, calculated as:
          $1,500 X $20,000
         ------------------  =                                                                   -1,667
              $18,000                                                                           -------
           for a death benefit of:                                                              $18,333

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. The death benefit will never be less than the surrender value adjusted by the MVA formula. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

  - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If your spouse was 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

  - purchase payments minus adjusted partial surrenders.

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If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit directly deposited into a checking account.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders.

                                                               PS X DB
  ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT  =    ------------
                                                               CV

  PS  = the partial surrender including any applicable surrender charge.

  DB = the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

The death benefit will never be less than the surrender value adjusted by the MVA formula.


If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP

- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix C.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she

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elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.



If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.


On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account during the time you

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have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.



If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.


On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE 5-YEAR MAV

- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)


The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.



If you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

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The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable;

PLUS

- 40% of your earnings at death if you were under age 70 on the rider effective date; or

- 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

  - the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

  - MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

  - MINUS the greater of:

     - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.


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- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                          PERCENTAGE IF YOU ARE                      PERCENTAGE IF YOU ARE
CONTRACT YEAR    UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE
 One and Two                        0%                                          0%
 Three and Four                    10%                                       3.75%
 Five or more                      20%                                        7.5%

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS

                                    IF YOU ARE UNDER AGE 70
                            ON THE RIDER EFFECTIVE DATE, ADD . . .
CONTRACT YEAR
 1               Zero
 2               40% x earnings at death (see above)
 3 & 4           40% x (earnings at death + 25% of exchange purchase payment*)
 5+              15% x (earnings at death + 50% of exchange

                                       IF YOU ARE AGE 70
                        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .
CONTRACT YEAR
 1               Zero
 2               15% x earnings at death
 3 & 4           15% x (earnings at death + 25% of exchange purchase payment*)
 5+              40% x (earnings at death + 50% of exchange purchase payment*)

* Exchange purchase payments are purchase payments exchanged from another annuity or a life insurance policy that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

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- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional Withdrawal Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Benefit rider may not be available in all states.

You should consider whether a Accumulation Benefit rider is appropriate for you because:


- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable payment credits to the Special DCA account, when available (see "The Special DCA Account"), and we will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any

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

potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

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The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.


For an example, see Appendix C.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT AND ENHANCED WITHDRAWAL BENEFIT)



The Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge if you are 80 or younger on the date the contract is issued. It is available for nonqualified and qualified annuities except under 401 (a) and 401 (k) plans.(1)



(1) The Withdrawal Benefit rider is not available under an inherited qualified annuity.



You must have elected the Withdrawal Benefit rider when you purchased your contract (original rider). The original rider you received at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three contract years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.



We offered you the option of replacing the original rider with a new Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three contract years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.



The Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three contract years, and the GBP in all other years.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:



  - surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;



  - the guaranteed benefit amount will be adjusted as described below; and



  - the remaining benefit amount will be adjusted as described below.



For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Charges -- Surrender Charge"). Market value adjustments, if applicable, will also be made (see the "Market Value Adjustment" provision in the prospectus). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").



Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Withdrawal Benefit rider, you may not select the Accumulation Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").



WITHDRAWAL BENEFIT IS SUBJECT TO CERTAIN RESTRICTIONS AND LIMITATIONS DESCRIBED
BELOW:



- USE OF ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the Portfolio Navigator program with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). The Portfolio Navigator program limits your choice of subaccounts and fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and we will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.");



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor if you selected this optional rider and if you have any questions about the use of this rider in your tax situation;



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments.



- NON-CANCELABLE: Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.



- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP is subject to the excess withdrawal processing for the GBA and RBA described below.



YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU HAVE ANY QUESTIONS ABOUT THE USE OF THIS RIDER IN YOUR TAX SITUATION:



- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue this administrative practice and will give you 30 days' written notice of any such change.



For contract holders subject to annual RMD rules under Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:



If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,


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  - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.



  - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.



  - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.



  - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the rider.



The ALERMDA is:



(1) determined by us each calendar year;



(2) based on the value of this contract alone on the date it is determined; and



(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a) (9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:



1. IRAs under Section 408(b) of the Code;



2. Roth IRAs under Section 408A of the Code;



3. SIMPLE IRA under Section 408A of the Code;



4. SEP plans under Section 408 (k) of the Code;



5. Custodial and investment only plans under Section 401 (a) of the Code;



6. TSAs under Section 403(b) of the Code.



In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements would exceed your available withdrawal amount and may result in the reduction of your GBA and/or RBA as described under the excess withdrawal provision of the rider.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.



In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The annual life expectancy required minimum distribution amount calculated by us will also equal zero in all years.



THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.



GUARANTEED BENEFIT AMOUNT



The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.



THE GBA IS DETERMINED AT THE FOLLOWING TIMES:



- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;



- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;



- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).



- When you make a partial withdrawal:



  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups;



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  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups:



  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that the GBA and the GBP are calculated after the reversal of prior step ups:



GBA EXCESS WITHDRAWAL PROCESSING



The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:



(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and



(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.



REMAINING BENEFIT AMOUNT



The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.



The RBA is determined at the following times:



- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;



- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;



- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).



- When you make a partial withdrawal:



  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;



  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;



  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that the RBA and the GBP are calculated after the reversal of prior step ups.



RBA EXCESS WITHDRAWAL PROCESSING



The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.



If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:



The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.



GUARANTEED BENEFIT PAYMENT



Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.



Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.


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Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of a) 7% of the GBA or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.



REMAINING BENEFIT PAYMENT



Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.



Under the enhanced rider, at the beginning of each contract year, during the first three contract years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.



Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.



Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.



ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)



You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.



The elective step up is subject to the following rules:



- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;



- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;



- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above, and to surrender charges; and



- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups



You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.



RIDER A(1): You may only step up if your contract value on the valuation date we receive your written request to step up is greater than RBA. The elective step up will be determined as follows:



- The effective date of the elective step up is the valuation date we receive your written request to step up.



- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.



- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.



- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.



- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.



RIDER B(1): You may only step up if your contract value is greater than RBA. The elective step up will be determined as follows:



- The effective date of the elective step up is the contract anniversary.



- The RBA will be increased to an amount equal to the contract anniversary value.



- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.



- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.



- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.



(1) Before April 29, 2005 we only offered Rider B. We began offering Rider A in states where it is approved and discontinued offering Rider B in those states, on April 29, 2005. If you purchased a contract with this optional benefit rider before April 29, 2005 the references to Rider B generally apply to your contract (see the rider attached to your



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     contract for the actual terms of the benefit you purchased). If you purchased a contract on or after April 20, 2005 with this benefit, the version we offer you depends on which state you live in. The discussion about this benefit and how it works applies generally to both riders unless otherwise noted.



ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)



Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.



The annual step up is subject to the following rules:



- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.



- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.



- If the application of the step up would increase the rider charge (see the "Withdrawal Benefit Rider Fee" provision in the prospectus), the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.



- Only one step up is allowed each contract year.



- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;



- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups. The annual step up will be determined as follows:



- The RBA will be increased to an amount equal to the contract value on the step up date.



- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.



- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.



- The RBP will be reset as follows:



(a) Prior to any withdrawals during the first three contract years, the RBP will not be affected by the step up.



(b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.



SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP



If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up on contract anniversaries.



A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract.



Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.



If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.



It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.



At the time of spousal continuation, a step up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step up. If the spousal continuation step up is processed automatically, the step up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.


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REMAINING BENEFIT AMOUNT PAYOUT OPTION



Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.



Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").



This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.



IF CONTRACT VALUE REDUCES TO LESS THAN $600*



If the contract value reduces to less than $600 and the RBA remains greater than zero, the following will occur:



- you will be paid according to the annuity payout option described above;



- we will no longer accept additional purchase payments;



- you will no longer be charged for the rider;



- any attached death benefit riders will terminate; and



- the death benefit becomes the remaining payments under the annuity payout option described above. If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit rider and the contract will terminate.



* Under our current administrative practice, we allow the minimum contract value to be $0. Therefore, these limitations will only apply when the contract value is reduced to zero.



For an example, see Appendix C.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date, plus or minus any applicable MVA on GPAs and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- your age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least

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30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan*:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


- WITHDRAWAL BENEFIT -- RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

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- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract value to an annuity payout plan during your first contract year.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.



TAXES



Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



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ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For
nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



-  because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



-  if it is allocable to an investment before Aug. 14, 1982; or



-  if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

 74  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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The withholding requirements differ if we deliver payment outside the United
States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



-  the payout is a RMD as defined under the Code;



-  the payout is made on account of an eligible hardship; or



-  the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



-  because of your death;



-  because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



-  to pay certain medical or education expenses (IRAs only).



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.



OTHER



PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.



We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the


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


subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

 76  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.


A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.


We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS



RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   77

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2007 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

 78  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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

                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA ACCOUNT, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL RIDERS AND DEATH BENEFITS IN APPENDIX C INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS AND DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER OR DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED
ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS AND/OR OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.


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                                             VARIABLE ANNUITY -- PROSPECTUS   79

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early surrenders."

GENERAL EXAMPLES

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                       1 + I
      EARLY WITHDRAWAL AMOUNT X [(  ------------ )(N/12)  - 1] = MVA
                                    1 + J + .001

      Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period (rounded up to the next year).

              n = number of months remaining in the current Guarantee Period
                (rounded up to the next month)

EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                           1.030
      $1,000 X   [(  -----------------  )(84/12) - 1] = -$39.84
                      1 + .035 + .001)

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                           1.030
      $1,000 X   [(  -----------------  )(84/12) - 1] = $27.61
                      1 + .025 + .001)

In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from

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

your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   81

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                                               $120,000.00           $80,000.00
                Contract Value at time of full surrender:
                                                                115,000.00            85,000.00
                     Contract Value on prior anniversary:
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest of
          the earnings or 10% of the prior anniversary
          value:
                                                                 20,000.00                 0.00
                                Earnings in the contract:
                                                                 11,500.00             8,500.00
           10% of the prior anniversary's contract value:
                                                               -----------           ----------
                                                                 20,000.00             8,500.00
                                       Total Free Amount:
STEP 2.   We determine the TFA that is from Purchase
          Payments:
                                                                 20,000.00             8,500.00
                                       Total Free Amount:
                                                                 20,000.00                 0.00
                                Earnings in the contract:
                                                                      0.00             8,500.00
          Purchase Payments being Surrendered Free (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                             PR = [WD - TFA] / [CV - TFA]
                                                                120,000.00            80,000.00       = the amount of the
                                                                                                        surrender
                                                     WD =
                                                                 20,000.00             8,500.00       = the total free amount,
                                                                                                        step 1
                                                    TFA =
                                                                120,000.00            80,000.00       = the contract value at
                                                                                                        the time of the
                                                                                                        surrender
                                                     CV =
                                                                      100%                 100%       = the premium ratio
                                                     PR =
STEP 4.   We calculate Chargeable Purchase Payments being
          Surrendered (CPP):
                                   CPP = PR  X (PP - PPF)
                                                                      100%                 100%       = premium ratio,
                                                                                                       step 3
                                                     PR =
                                                                100,000.00           100,000.00       = purchase payments not
                                                                                                        previously surrendered
                                                     PP =
                                                                      0.00             8,500.00       = purchase payments being
                                                                                                        surrendered free, step
                                                                                                        2
                                                    PPF =
                                                                100,000.00            91,500.00
                                                    CPP =
STEP 5.   We calculate the Surrender Charges:
                                                                100,000.00            91,500.00
                            Chargeable Purchase Payments:
                                                                        7%                   7%
                             Surrender Charge Percentage:
                                                                  7,000.00             6,405.00
                                        Surrender Charge:
                                                                120,000.00            80,000.00
STEP 6.             We calculate the Net Surrender Value:
                                                                 (7,000.00)           (6,405.00)
                              Contract Value Surrendered:
                                                                    (30.00)              (30.00)
          Contract Charge (assessed upon full surrender):
                                                                112,970.00            73,565.00
                             NET FULL SURRENDER PROCEEDS:

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

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                                               $120,000.00           $80,000.00
             Contract Value at time of partial surrender:
                                                                115,000.00            85,000.00
                     Contract Value on prior anniversary:
STEP 1.          We determine the Total Free Amount (TFA)
                                             available in
          the contract as the greatest of the earnings or
                                               10% of the
                                 prior anniversary value:
                                                                 20,000.00                 0.00
                                Earnings in the contract:
                                                                 11,500.00             8,500.00
           10% of the prior anniversary's contract value:
                                                               -----------           ----------
                                                                 20,000.00             8,500.00
                                       Total Free Amount:
STEP 2.   We determine the TFA that is from Purchase
          Payments:
                                                                 20,000.00             8,500.00
                                       Total Free Amount:
                                                                 20,000.00                 0.00
                                Earnings in the contract:
                                                                      0.00             8,500.00
          Purchase Payments being Surrendered Free (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                             PR = [WD - TFA] / [CV - TFA]
                                                                 50,000.00            50,000.00       = the amount of the
                                                                                                        surrender
                                                     WD =
                                                                 20,000.00             8,500.00       = the total free amount,
                                                                                                        step 1
                                                    TFA =
                                                                120,000.00            80,000.00       = the contract value at
                                                                                                        the time of surrender
                                                     CV =
                                                                       30%                  58%       = the premium ratio
                                                     PR =
STEP 4.     We calculate the Chargeable Purchase Payments
                                                    being
                                       Surrendered (CPP):
                                   CPP = PR  X (PP - PPF)
                                                                       30%                  58%       = premium ratio, step 3
                                                     PR =
                                                                100,000.00           100,000.00       = purchase payments not
                                                                                                        previously surrendered
                                                     PP =
                                                                      0.00             8,500.00       = purchase payments being
                                                                                                        surrendered free, step
                                                                                                        2
                                                    PPF =
                                                                 30,000.00            53,108.39       =  chargeable purchase
                                                                                                         payments being
                                                                                                         surrendered
                                                    CPP =
STEP 5.               We calculate the Surrender Charges:
                                                                 30,000.00            53,108.39
                            Chargeable Purchase Payments:
                                                                        7%                   7%
                             Surrender Charge Percentage:
                                                                     2,100                3,718
                                        Surrender Charge:
STEP 6.             We calculate the Net Surrender Value:
                                                                 50,000.00            50,000.00
                              Contract Value Surrendered:
                                                                 (2,100.00)           (3,717.59)
                                        SURRENDER CHARGE:
                                                                 47,900.00            46,282.41
                             NET FULL SURRENDER PROCEEDS:
          ...............................................


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   83

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage in the year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------


                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                                               $120,000.00           $80,000.00
                Contract Value at time of full surrender:
                                                                115,000.00            85,000.00
                     Contract Value on prior anniversary:
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest of
          the earnings or 10% of the prior anniversary
          value:
                                                                 20,000.00                 0.00
                                Earnings in the Contract:
                                                                 11,500.00             8,500.00
           10% of the prior anniversary's contract value:
                                                               -----------           ----------
                                                                 20,000.00             8,500.00
                                       Total Free Amount:
STEP 2.   We determine the TFA and Amount Free that is
          from Purchase Payments:
                                                                 20,000.00             8,500.00
                                       Total Free Amount:
                                                                 20,000.00                 0.00
                                Earnings in the contract:
                                                                      0.00             8,500.00
          Purchase Payments being Surrendered Free (PPF):
STEP 3.              We calculate the Premium Ratio (PR):
                             PR = [WD - TFA] / [CV - TFA]
                                                                120,000.00            80,000.00       = the amount of the
                                                                                                        surrender
                                                     WD =
                                                                 20,000.00             8,500.00       = the total free amount,
                                                                                                        step 1
                                                    TFA =
                                                                120,000.00            80,000.00       = the contract value at
                                                                                                        the time of the
                                                                                                        surrender
                                                     CV =
                                                                      100%                 100%
                                                     PR =
STEP 4.   We calculate Chargeable Purchase Payments being
          Surrendered (CPP):
                                    CPP = PR X (PP - PPF)
                                                                      100%                 100%       = premium ratio,
                                                                                                       step 3
                                                     PR =
                                                                100,000.00           100,000.00       = purchase payments not
                                                                                                        previously surrendered
                                                     PP =
                                                                      0.00             8,500.00       = purchase payments being
                                                                                                        surrendered free, step
                                                                                                        2
                                                    PPF =
                                                                100,000.00            91,500.00
                                                    CPP =
STEP 5.   We calculate the Surrender Charges:
                                                                100,000.00            91,500.00
                            Chargeable Purchase Payments:
                                                                        7%                   7%
                             Surrender Charge Percentage:
                                                                  7,000.00             6,405.00
                                        Surrender Charge:
                                                                120,000.00            80,000.00
STEP 6.             We calculate the Net Surrender Value:
                                                                 (7,000.00)           (6,405.00)
                              Contract Value Surrendered:
                                                                    (30.00)              (30.00)
          Contract Charge (assessed upon full surrender):
                                                                112,970.00            73,565.00
                             NET FULL SURRENDER PROCEEDS:


 84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                            CONTRACT WITH GAIN   CONTRACT WITH LOSS
                                                               $120,000.00           $80,000.00
             Contract Value at time of partial surrender:
                                                                115,000.00            85,000.00
                     Contract Value on prior anniversary:
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest of
          the earnings or 10% of the prior anniversary
          value:
                                                                 20,000.00                 0.00
                                Earnings in the contract:
                                                                 11,500.00             8,500.00
           10% of the prior anniversary's contract value:
                                                               -----------           ----------
                                                                 20,000.00             8,500.00
                                       Total Free Amount:
STEP      We determine the Amount Free that is from
  2....   Purchase Payments:
                                                                 20,000.00             8,500.00
                                       Total Free Amount:
                                                                 20,000.00                 0.00
                                Earnings in the contract:
                                                                      0.00             8,500.00
          Purchase Payments being Surrendered Free (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                             PR = [WD - TFA] / [CV - TFA]
                                                                 50,000.00            50,000.00       = the amount of the
                                                                                                        surrender
                                                     WD =
                                                                 20,000.00             8,500.00       = the total free amount,
                                                                                                        step 1
                                                    TFA =
                                                                120,000.00            80,000.00       = the contract value at
                                                                                                        the time of surrender
                                                     CV =
                                                                       30%                  58%       = the premium ratio
                                                     PR =
STEP 4.   We calculate the Chargeable Purchase Payments
          being Surrendered (CPP):
                                    CPP = PR X (PP - PPF)
                                                                       30%                  58%       = premium ratio,
                                                                                                       step 3
                                                     PR =
                                                                100,000.00           100,000.00       = purchase payments not
                                                                                                        previously surrendered
                                                     PP =
                                                                      0.00             8,500.00       =  purchase payments
                                                                                                         being surrendered
                                                                                                         free, step 2
                                                    PPF =
                                                                 30,000.00            53,108.39       = chargeable purchase
                                                                                                        payments being
                                                                                                        surrendered
                                                    CPP =
STEP 5.   We calculate the Surrender Charges:
                                                                 30,000.00            53,108.39
                            Chargeable Purchase Payments:
                                                                        7%                   7%
                             Surrender Charge Percentage:
                                                                     2,100                3,718
                                        Surrender Charge:
STEP 6.             We calculate the Net Surrender Value:
                                                                 50,000.00            50,000.00
                              Contract Value Surrendered:
                                                                 (2,100.00)           (3,717.00)
                                        SURRENDER CHARGE:
                                                                 47,900.00            46,282.41
                             NET FULL SURRENDER PROCEEDS:


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   85

APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option.

- The Accumulation Benefit rider fee is 0.60%.

                                     ASSUMED NET       PARTIAL SURRENDER         ADJUSTED                     ACCUMULATION
END OF CONTRACT YEAR                RATE OF RETURN    (BEGINNING OF YEAR)    PARTIAL SURRENDER     MCAV      BENEFIT AMOUNT
 1                                        12%                    0                     0          100,000             0
 2                                        15%                    0                     0          102,422             0
 3                                         3%                    0                     0          104,861             0
 4                                        -8%                    0                     0          104,861             0
 5                                       -15%                    0                     0          104,861             0
 6                                        20%                2,000                 2,084          102,778             0
 7                                        15%                    0                     0          108,252             0
 8                                       -10%                    0                     0          108,252             0
 9                                       -20%                5,000                 4,498          103,754             0
 10                                      -12%                    0                     0          103,754        23,734


END OF CONTRACT YEAR              CONTRACT VALUE
 1                                   111,328
 2                                   127,259
 3                                   130,290
 4                                   119,148
 5                                   100,647
 6                                   117,666
 7                                   134,504
 8                                   120,327
 9                                    91,639
 10                                  103,754

EXAMPLE -- WITHDRAWAL BENEFIT

The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- The contract earns a net return of -5%.

- The Withdrawal Benefit rider fee is 0.60%.

- You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.

                                                CONTRACT VALUE           WITHDRAWAL         CONTRACT VALUE
              CONTRACT YEAR                   (BEGINNING OF YEAR)    (BEGINNING OF YEAR)    (END OF YEAR)       GBA         RBA
 1                                                 $100,000                $7,000              $87,820        $100,000    $93,000
 2                                                   87,820                 7,000               76,318         100,000     86,000
 3                                                   76,318                 7,000               65,457         100,000     79,000
 4                                                   65,457                 7,000               55,201         100,000     72,000
 5                                                   55,201                 7,000               45,516         100,000     65,000
 6                                                   45,516                 7,000               36,371         100,000     58,000
 7                                                   36,371                 7,000               27,735         100,000     51,000
 8                                                   27,735                 7,000               19,550         100,000     44,000
 9                                                   19,550                 7,000               11,821         100,000     37,000
 10                                                  11,821                 7,000                4,523         100,000     30,000
 11                                                   4,523                 7,000                    0         100,000     23,000
 12                                                       0                 7,000                    0         100,000     16,000
 13                                                       0                 7,000                    0         100,000      9,000
 14                                                       0                 7,000                    0         100,000      2,000
 15                                                       0                 2,000                    0         100,000          0

 86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

         We calculate the death benefit as follows:
         The total purchase payments minus adjustments for partial surrenders:
         Total purchase payments                                                                $20,000
         minus adjusted partial surrenders, calculated as:
          $1,500 X $20,000
         ------------------  =                                                                   -1,667
              $18,000                                                                           -------
         for a death benefit of:                                                                $18,333

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

         We calculate the death benefit as follows:
         The maximum anniversary value immediately preceding the date of death plus any payments
         made since that anniversary minus adjusted partial surrenders:
         Greatest of your contract anniversary contract values:                                 $24,000
         plus purchase payments made since that anniversary:                                         +0
         minus adjusted partial surrenders, calculated as:
          $1,500 X $24,000
         ------------------  =                                                                   -1,636
              $22,000                                                                           -------
         for a death benefit of:                                                                $22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

         We calculate the death benefit as follows:
         The maximum 5-year anniversary value immediately preceding the date of death plus any payments
         made since that anniversary minus adjusted partial surrenders:
         Greatest of your 5-year contract anniversary contract values:                          $30,000
         plus purchase payments made since that anniversary:                                         +0
         minus adjusted partial surrenders, calculated as:
          $1,500 X $30,000
         ------------------  =                                                                   -1,800
              $25,000                                                                           -------
         for a death benefit of:                                                                $28,200

EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

  MAV death benefit amount (contract value):                                                   $110,000
    plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
    0.40 x ($110,000 -- $100,000) =                                                              +4,000
                                                                                               --------
  Total death benefit of:                                                                      $114,000


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   87

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):                                        $110,000
    plus the EEB (40% of earnings at death):
    0.40 x ($110,000 -- $100,000) =                                                              +4,000
                                                                                               --------
    Total death benefit of:                                                                    $114,000

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
    $110,000 - ($50,000 x $110,000) =                                                          $ 57,619
                        $105,000
    plus the EEB (40% of earnings at death):
    0.40 x ($57,619 -- $55,000) =                                                               + 1,048
                                                                                               --------
  Total death benefit of:                                                                      $ 58,667

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

  MAV death benefit amount (contract value):                                                   $200,000
    plus the EEB (40% of earnings at death)
    0.40 x 2.50 x ($55,000) =                                                                   +55,000
                                                                                               --------
  Total death benefit of:                                                                      $255,000

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

  MAV death benefit amount (contract value less purchase payment credits reversed)             $250,000
    plus the EEB (40% of earnings at death)
    0.40 x 2.50 x ($55,000) =                                                                   +55,000
                                                                                               --------
  Total death benefit of:                                                                      $305,000

- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

    MAV death benefit amount (contract value):                                                 $250,500
    plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
    0.40 x ($250,500 -- $105,000) =                                                             +58,200
                                                                                               --------
  Total death benefit of:                                                                      $308,700

EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

  MAV death benefit amount (contract value):                                                   $110,000
    plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):
    0.40 x ($110,000 -- $100,000) =                                                              +4,000
                                                                                               --------
  Total death benefit of:                                                                      $114,000

 88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):                                        $110,000
    plus the EEP Part I (40% of earnings at death):
    0.40 x ($110,000 -- $100,000) =                                                              +4,000
    plus the EEP Part II which in the third contract year
    equals 10% of exchange purchase payments identified at
    issue and not previously surrendered:
    0.10 x $100,000 =                                                                           +10,000
                                                                                               --------
  Total death benefit of:                                                                      $124,000

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
    $110,000 - 50,000 x $110,000) -- $ 105,000 =                                                $57,619
    plus the EEP Part I (40% of earnings at death):
    0.40 x ($57,619 -- $55,000) =                                                               + 1,048
    plus the EEP Part II which in the third contract year
    equals 10% of exchange purchase payments identified at
    issue and not previously surrendered:
    0.10 x $55,000 =                                                                             +5,500
                                                                                                -------
  Total death benefit of:                                                                       $64,167

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

  MAV death benefit amount (contract value):                                                 $200,000
  plus the EEP Part I (40% of earnings at death)
    .40 x (2.50 x $55,000) =                                                                  +55,000
  plus the EEP Part II which after the fourth contract
    year equals 20% of exchange purchase payments identified at issue
    and not previously surrendered: 0.20 x $55,000 =                                          +11,000
                                                                                             --------
  Total death benefit of:                                                                    $266,000

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

  MAV death benefit amount (contract value less purchase
  payment credits reversed):                                                                   $250,000
  plus the EEP Part I (40% of earnings at death)
    .40 x (2.50 x $55,000) =                                                                    +55,000
  plus the EEP Part II, which after the fourth contract year equals 20%
    of exchange purchase payments identified at issue and
    Not previously surrendered: 0.20 x $55,000 =                                                +11,000
                                                                                               --------
  Total death benefit of:                                                                      $316,000


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   89

- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

  MAV death benefit amount (contract value):                                                   $250,500
  plus the EEP Part I which equals 40% of earnings
    at death (the MAV death benefit minus payments not
    previously surrendered):
    0.40 x ($250,500 - $105,000) =                                                              +58,200
  plus the EEP Part II, which after the fourth contract
    year equals 20% of exchange purchase payments identified at issue
    And not previously surrendered: 0.20 x $55,000 =                                            +11,000
                                                                                               --------
  Total death benefit of:                                                                      $319,700

 90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2007.



VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.14     $1.08     $1.00     $0.94     $0.73     $0.98     $1.00        --        --
Accumulation unit value at end of period    $1.26     $1.14     $1.08     $1.00     $0.94     $0.73     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              371       489     1,554       110        85         4         6        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.48     $1.28     $1.18     $1.03     $0.77     $0.98     $1.00        --        --
Accumulation unit value at end of period    $1.63     $1.48     $1.28     $1.18     $1.03     $0.77     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              208       183       141       107       284       180         3        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.39     $1.20     $1.14     $1.06     $0.82     $0.97     $1.00        --        --
Accumulation unit value at end of period    $1.08     $1.39     $1.20     $1.14     $1.06     $0.82     $0.97        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)               54       158       140       132        66         3        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.03     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.14     $1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              115     1,114        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                    $1.39     $1.09     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.58     $1.39     $1.09        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,479       105         5        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $0.81     $0.73     $0.72     $0.69     $0.48     $0.91     $1.00        --        --
Accumulation unit value at end of period    $0.86     $0.81     $0.73     $0.72     $0.69     $0.48     $0.91        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              275       418       532       249        96         3        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                    $1.14     $1.06     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.36     $1.14     $1.06        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)               61       653       144        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.31     $1.13     $1.09     $0.98     $0.75     $0.97     $1.00        --        --
Accumulation unit value at end of period    $1.37     $1.31     $1.13     $1.09     $0.98     $0.75     $0.97        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,081     1,374     1,186       726       969       310       136        --        --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                    $2.55     $1.90     $1.64     $1.32     $0.92     $0.98     $1.00        --        --
Accumulation unit value at end of period    $2.68     $2.55     $1.90     $1.64     $1.32     $0.92     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            3,600     3,592     2,607       984       472       606       210        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.45     $1.17     $1.04     $0.91     $0.74     $0.93     $1.00        --        --
Accumulation unit value at end of period    $1.70     $1.45     $1.17     $1.04     $0.91     $0.74     $0.93        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              389       365       314       127         5       254         1        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.00        --        --        --        --        --        --        --        --
Accumulation unit value at end of period    $0.90        --        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,710        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                    $1.00     $1.04     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.20     $1.00     $1.04        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              187     2,939       618        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.61     $1.36     $1.31     $1.15     $0.90     $1.04     $1.00        --        --
Accumulation unit value at end of period    $1.51     $1.61     $1.36     $1.31     $1.15     $0.90     $1.04        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              848     1,060     1,104     1,064       673       483       146        --        --
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   91

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                    $1.13     $1.05     $1.00     $0.93     $0.78     $0.89     $0.96     $1.00        --
Accumulation unit value at end of period    $1.16     $1.13     $1.05     $1.00     $0.93     $0.78     $0.89     $0.96        --
Number of accumulation units outstanding
  at end of period (000 omitted)               21        18         5        54         8         8         6         5        --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                    $1.07     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.09     $1.07        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              788       585        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.02     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.20     $1.02        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            5,466     2,834        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.07     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.27     $1.07        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              772     2,194        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                    $0.97     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.13     $0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              677     1,600        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.03     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.04     $1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,116     2,567        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.62     $1.32     $1.15     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.84     $1.62     $1.32     $1.15        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              500       669       661        76        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.03     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.21     $1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            7,443     6,582        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.28     $1.14     $1.06     $1.01     $0.83     $1.00     $1.00        --        --
Accumulation unit value at end of period    $1.42     $1.28     $1.14     $1.06     $1.01     $0.83     $1.00        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,126     1,624     1,338       994       432       233       132        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $2.08     $1.86     $1.59     $1.28     $0.93     $1.04     $1.00        --        --
Accumulation unit value at end of period    $2.39     $2.08     $1.86     $1.59     $1.28     $0.93     $1.04        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            3,786     4,011     2,702     1,034       510       325       132        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.66     $1.42     $1.20     $1.06     $0.75     $0.95     $1.00        --        --
Accumulation unit value at end of period    $1.93     $1.66     $1.42     $1.20     $1.06     $0.75     $0.95        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              890     1,130       728       573       205       324         7        --        --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                    $3.27     $2.73     $2.42     $1.85     $1.37     $1.35     $1.26     $0.96     $1.00
Accumulation unit value at end of period    $2.58     $3.27     $2.73     $2.42     $1.85     $1.37     $1.35     $1.26     $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)              688       836       667       487       349       205       211       148         4
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                    $2.49     $2.14     $1.98     $1.61     $1.22     $1.35     $1.20     $0.96     $1.00
Accumulation unit value at end of period    $2.42     $2.49     $2.14     $1.98     $1.61     $1.22     $1.35     $1.20     $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)              576       738       593       414       242       282       150         9         2
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.53     $1.30     $1.18     $1.05     $0.85     $0.97     $1.00        --        --
Accumulation unit value at end of period    $1.57     $1.53     $1.30     $1.18     $1.05     $0.85     $0.97        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              761       865       716       533       667       130        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $2.71     $2.34     $2.09     $1.67     $1.31     $1.38     $1.24     $0.95     $1.00
Accumulation unit value at end of period    $2.78     $2.71     $2.34     $2.09     $1.67     $1.31     $1.38     $1.24     $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)            2,008     2,339     1,930       834       639       450       200        15         8
---------------------------------------------------------------------------------------------------------------------------------


 92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.18     $1.05     $0.99     $0.87     $0.67     $0.87     $0.99     $1.10     $1.00
Accumulation unit value at end of period    $1.15     $1.18     $1.05     $0.99     $0.87     $0.67     $0.87     $0.99     $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)            1,678     2,499     3,019     1,522       735       694       943       577       170
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.00        --        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.06        --        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            5,448        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.27     $1.04     $0.94     $0.83     $0.65     $0.73     $0.96     $1.07     $1.00
Accumulation unit value at end of period    $1.40     $1.27     $1.04     $0.94     $0.83     $0.65     $0.73     $0.96     $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)            1,072     1,291     1,238     1,236     2,397       636       253        57         8
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of
  period                                    $1.00        --        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.02        --        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)               65        --        --        --        --        --        --        --        --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth
  Portfolio, Class I on April 27, 2007.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                    $0.71     $0.67     $0.64     $0.59     $0.49     $0.68     $0.91     $1.00        --
Accumulation unit value at end of period    $0.79     $0.71     $0.67     $0.64     $0.59     $0.49     $0.68     $0.91        --
Number of accumulation units outstanding
  at end of period (000 omitted)              317       481       640       522       874       785       913       533        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                    $1.01     $0.90     $0.86     $0.81     $0.61     $0.90     $0.96     $1.00        --
Accumulation unit value at end of period    $1.02     $1.01     $0.90     $0.86     $0.81     $0.61     $0.90     $0.96        --
Number of accumulation units outstanding
  at end of period (000 omitted)              130       243       558       576       622       485       548       352        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.24     $1.12     $1.10     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.28     $1.24     $1.12     $1.10        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              226       264       291        92        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.80     $1.38     $1.19     $0.92     $0.68     $0.89     $1.00        --        --
Accumulation unit value at end of period    $2.28     $1.80     $1.38     $1.19     $0.92     $0.68     $0.89        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              765     1,065       588       211       139       139       138        --        --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.05     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.07     $1.05        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,116     1,957        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.53     $1.31     $1.16     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.62     $1.53     $1.31     $1.16        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,099     1,309       756       158        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.44     $1.26     $1.16     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.41     $1.44     $1.26     $1.16        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              676       773       643       432        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.16     $1.09     $1.07     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.27     $1.16     $1.09     $1.07        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            9,223     6,331     3,173       403        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.04     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.12     $1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            4,555     4,105        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.12     $1.10     $0.98     $0.92     $0.78     $0.98     $1.00        --        --
Accumulation unit value at end of period    $1.11     $1.12     $1.10     $0.98     $0.92     $0.78     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)               67       195       218        67       170       145       129        --        --
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   93

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.65     $1.30     $1.16     $1.01     $0.79     $0.96     $1.00        --        --
Accumulation unit value at end of period    $1.78     $1.65     $1.30     $1.16     $1.01     $0.79     $0.96        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)               69       164       145       194       207       881       418        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.08     $1.03     $0.92     $0.78     $0.59     $0.86     $1.29     $1.36     $1.00
Accumulation unit value at end of period    $1.11     $1.08     $1.03     $0.92     $0.78     $0.59     $0.86     $1.29     $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)              370       429       374       375       431       525     1,092     1,330       183
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
  period                                    $1.09     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.13     $1.09        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            3,570     3,666        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
  period                                    $1.30     $1.13     $1.13     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.37     $1.30     $1.13     $1.13        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              115        77       235       182        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                    $1.92     $1.61     $1.53     $1.28     $0.93     $1.07     $1.00        --        --
Accumulation unit value at end of period    $1.82     $1.92     $1.61     $1.53     $1.28     $0.93     $1.07        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            3,487     2,495     2,068       860       982       627       411        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.25     $1.10     $1.06     $0.97     $0.81     $0.94     $1.06     $1.09     $1.00
Accumulation unit value at end of period    $1.26     $1.25     $1.10     $1.06     $0.97     $0.81     $0.94     $1.06     $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)              372       459       623       257       221       120       296       145        10
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.17     $1.13     $1.11     $1.11     $1.11     $1.10     $1.07     $1.01     $1.00
Accumulation unit value at end of period    $1.22     $1.17     $1.13     $1.11     $1.11     $1.11     $1.10     $1.07     $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)           11,779     8,286     4,504     2,098       447     3,911     5,658     6,615     2,266
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.92% and 4.00%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.07     $1.04     $1.02     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.12     $1.07     $1.04     $1.02        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              391       135       100        73        --        --        --        --        --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.36     $1.31     $1.29     $1.24     $1.20     $1.14     $1.06     $1.02     $1.00
Accumulation unit value at end of period    $1.43     $1.36     $1.31     $1.29     $1.24     $1.20     $1.14     $1.06     $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)            9,540     7,272     3,619     2,145     1,691       762       985       410        47
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.83     $1.53     $1.36     $1.16     $0.82     $1.02     $1.01     $1.02     $1.00
Accumulation unit value at end of period    $1.96     $1.83     $1.53     $1.36     $1.16     $0.82     $1.02     $1.01     $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)            9,289     9,434     5,165     3,041     1,239     1,262       281       218        23
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.46     $1.38     $1.46     $1.33     $1.18     $1.04     $1.03     $1.00     $1.00
Accumulation unit value at end of period    $1.56     $1.46     $1.38     $1.46     $1.33     $1.18     $1.04     $1.03     $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            3,115     2,645     1,377       741       714       251       249         4         3
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                    $1.06     $1.05     $1.03     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.13     $1.06     $1.05     $1.03        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,713     2,959     1,455     5,004        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $0.73     $0.67     $0.62     $0.57     $0.47     $0.64     $0.94     $1.17     $1.00
Accumulation unit value at end of period    $0.75     $0.73     $0.67     $0.62     $0.57     $0.47     $0.64     $0.94     $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)            3,768     6,049     6,193     2,153     1,664     1,064     1,285     1,762       401
---------------------------------------------------------------------------------------------------------------------------------


 94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.39     $1.26     $1.22     $1.10     $0.89     $0.95     $0.91     $1.01     $1.00
Accumulation unit value at end of period    $1.41     $1.39     $1.26     $1.22     $1.10     $0.89     $0.95     $0.91     $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            1,605     1,925     2,397     2,886     4,230     1,480     1,549     1,186        48
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                    $1.15     $1.07     $1.04     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.17     $1.15     $1.07     $1.04        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,599     2,358       493        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $0.97     $0.85     $0.80     $0.76     $0.59     $0.76     $0.94     $1.14     $1.00
Accumulation unit value at end of period    $0.99     $0.97     $0.85     $0.80     $0.76     $0.59     $0.76     $0.94     $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)            1,682     2,453     3,121     1,484       172       202       291       266       872
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.35     $1.14     $1.10     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.34     $1.35     $1.14     $1.10        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)               67       184        92        65        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                    $1.25     $1.26     $1.15     $1.06     $0.87     $1.01     $1.00        --        --
Accumulation unit value at end of period    $1.41     $1.25     $1.26     $1.15     $1.06     $0.87     $1.01        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              268       450       655       523       578       328        38        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
  period                                    $1.37     $1.20     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.50     $1.37     $1.20        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,406     2,575       115        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                    $1.01     $0.88     $0.85     $0.77     $0.61     $0.79     $0.90     $1.00        --
Accumulation unit value at end of period    $1.05     $1.01     $0.88     $0.85     $0.77     $0.61     $0.79     $0.90        --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,022     1,170     2,054     1,958     1,381       973       770       285        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.28     $1.24     $1.23     $1.22     $1.21     $1.15     $1.09     $1.01     $1.00
Accumulation unit value at end of period    $1.34     $1.28     $1.24     $1.23     $1.22     $1.21     $1.15     $1.09     $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)              817       493       688       870     1,097     1,275       592         1        10
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.79     $1.61     $1.54     $1.31     $0.89     $1.08     $1.16     $1.12     $1.00
Accumulation unit value at end of period    $1.70     $1.79     $1.61     $1.54     $1.31     $0.89     $1.08     $1.16     $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)              214       333       514       779       660       393       378       286        28
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
  period                                    $2.11     $1.58     $1.19     $0.96     $0.69     $0.73     $0.75     $1.00        --
Accumulation unit value at end of period    $2.90     $2.11     $1.58     $1.19     $0.96     $0.69     $0.73     $0.75        --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,993     2,144     1,491       475       115       277         3         1        --
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
  period                                    $1.14     $0.92     $0.82     $0.70     $0.55     $0.67     $0.95     $1.27     $1.00
Accumulation unit value at end of period    $1.28     $1.14     $0.92     $0.82     $0.70     $0.55     $0.67     $0.95     $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)            1,307     1,343     1,252       848       143       488        65        81       133
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.38     $1.19     $1.15     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.34     $1.38     $1.19     $1.15        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            3,639     4,892     3,642       641        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.23     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.12     $1.23        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,463     1,473        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $0.99     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.21     $0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              140     1,068        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   95

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $2.31     $1.69     $1.40     $1.08     $0.73     $0.85     $1.09     $1.51     $1.00
Accumulation unit value at end of period    $2.67     $2.31     $1.69     $1.40     $1.08     $0.73     $0.85     $1.09     $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)            2,932     3,471     2,814     1,701     1,136     1,484       769       599       112
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.92     $1.79     $1.62     $1.37     $0.96     $1.17     $1.05     $1.15     $1.00
Accumulation unit value at end of period    $2.01     $1.92     $1.79     $1.62     $1.37     $0.96     $1.17     $1.05     $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)            3,659     3,852     2,709     1,415     1,250       847       820       990       125
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.38     $1.23     $1.15     $0.98     $0.72     $0.99     $1.00        --        --
Accumulation unit value at end of period    $1.46     $1.38     $1.23     $1.15     $0.98     $0.72     $0.99        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              331       421       467       408       445       314       136        --        --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                    $1.20     $0.98     $0.93     $0.82     $0.58     $0.94     $1.00        --        --
Accumulation unit value at end of period    $1.35     $1.20     $0.98     $0.93     $0.82     $0.58     $0.94        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              231        84        35        10        10         6         2        --        --
---------------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.12     $1.07     $0.99     $0.94     $0.73     $0.98     $1.00        --        --
Accumulation unit value at end of period    $1.25     $1.12     $1.07     $0.99     $0.94     $0.73     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           90,475   109,952   134,591    39,117    20,015    11,313     1,710        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.47     $1.27     $1.17     $1.02     $0.76     $0.98     $1.00        --        --
Accumulation unit value at end of period    $1.61     $1.47     $1.27     $1.17     $1.02     $0.76     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           23,253    25,868    24,349    20,043    10,924     6,981     1,459        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.38     $1.19     $1.14     $1.05     $0.82     $0.97     $1.00        --        --
Accumulation unit value at end of period    $1.06     $1.38     $1.19     $1.14     $1.05     $0.82     $0.97        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            9,208    12,088    10,621    10,625     8,724     5,572     1,081        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.02     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.13     $1.02        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            5,881    33,923        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                    $1.39     $1.09     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.57     $1.39     $1.09        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           48,018     1,744       127        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $0.80     $0.73     $0.72     $0.69     $0.48     $0.91     $1.00        --        --
Accumulation unit value at end of period    $0.85     $0.80     $0.73     $0.72     $0.69     $0.48     $0.91        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           21,716    25,440    31,926    14,454     7,882     3,769       490        --        --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                    $1.14     $1.06     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.36     $1.14     $1.06        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            4,111    14,120     2,021        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.30     $1.12     $1.08     $0.98     $0.74     $0.96     $1.00        --        --
Accumulation unit value at end of period    $1.35     $1.30     $1.12     $1.08     $0.98     $0.74     $0.96        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          116,725   135,093   149,316   125,010    82,114    43,189     5,550        --        --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                    $2.52     $1.88     $1.63     $1.31     $0.92     $0.98     $1.00        --        --
Accumulation unit value at end of period    $2.64     $2.52     $1.88     $1.63     $1.31     $0.92     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          217,241   203,016   153,107    70,504    34,604    12,313       805        --        --
---------------------------------------------------------------------------------------------------------------------------------


 96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.44     $1.16     $1.03     $0.91     $0.73     $0.93     $1.00        --        --
Accumulation unit value at end of period    $1.68     $1.44     $1.16     $1.03     $0.91     $0.73     $0.93        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           42,202    45,349    43,612    34,180    21,555    11,378     1,950        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.00        --        --        --        --        --        --        --        --
Accumulation unit value at end of period    $0.90        --        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           56,815        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                    $0.99     $1.04     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.19     $0.99     $1.04        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           13,321    78,916    10,074        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.59     $1.35     $1.30     $1.15     $0.90     $1.04     $1.00        --        --
Accumulation unit value at end of period    $1.49     $1.59     $1.35     $1.30     $1.15     $0.90     $1.04        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          118,591   136,167   142,660   110,681    74,984    42,497     7,356        --        --
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                    $1.12     $1.04     $0.99     $0.92     $0.78     $0.89     $0.96     $1.00        --
Accumulation unit value at end of period    $1.14     $1.12     $1.04     $0.99     $0.92     $0.78     $0.89     $0.96        --
Number of accumulation units outstanding
  at end of period (000 omitted)           21,893    24,975    23,850    20,551    15,315     9,520     4,490     1,283        --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                    $1.07     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.08     $1.07        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           41,917    48,099        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.02     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.19     $1.02        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          204,077   121,798        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.07     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.27     $1.07        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           32,112    59,299        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                    $0.97     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.13     $0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           17,045    51,380        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.03     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.04     $1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          111,086   103,830        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.61     $1.32     $1.15     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.83     $1.61     $1.32     $1.15        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           16,521    19,055    15,273     4,245        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.03     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.20     $1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          294,643   244,121        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.26     $1.13     $1.06     $1.01     $0.82     $1.00     $1.00        --        --
Accumulation unit value at end of period    $1.40     $1.26     $1.13     $1.06     $1.01     $0.82     $1.00        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          148,743   173,861   189,109   187,351   119,284    48,686     6,363        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $2.06     $1.85     $1.58     $1.27     $0.93     $1.04     $1.00        --        --
Accumulation unit value at end of period    $2.36     $2.06     $1.85     $1.58     $1.27     $0.93     $1.04        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          264,423   290,678   260,492   188,565   109,647    50,458     6,903        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.64     $1.40     $1.19     $1.06     $0.75     $0.95     $1.00        --        --
Accumulation unit value at end of period    $1.91     $1.64     $1.40     $1.19     $1.06     $0.75     $0.95        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           66,434    74,339    70,878    66,935    31,322    13,157     2,147        --        --
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   97

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                    $3.23     $2.70     $2.39     $1.83     $1.36     $1.34     $1.25     $0.96     $1.00
Accumulation unit value at end of period    $2.53     $3.23     $2.70     $2.39     $1.83     $1.36     $1.34     $1.25     $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)           93,100   128,540   139,618   120,456    87,330    59,317    24,477     6,879       885
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                    $2.45     $2.11     $1.96     $1.59     $1.21     $1.35     $1.19     $0.96     $1.00
Accumulation unit value at end of period    $2.38     $2.45     $2.11     $1.96     $1.59     $1.21     $1.35     $1.19     $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)           66,946    78,886    78,073    59,293    43,978    29,743    10,800     2,846       586
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.51     $1.29     $1.17     $1.05     $0.85     $0.97     $1.00        --        --
Accumulation unit value at end of period    $1.55     $1.51     $1.29     $1.17     $1.05     $0.85     $0.97        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           94,998    90,391    69,986    45,710    26,370    10,942       942        --        --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $2.67     $2.31     $2.07     $1.65     $1.30     $1.37     $1.23     $0.95     $1.00
Accumulation unit value at end of period    $2.73     $2.67     $2.31     $2.07     $1.65     $1.30     $1.37     $1.23     $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)          139,637   163,687   174,918   115,616    83,015    56,079    23,748     7,622     1,634
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.16     $1.04     $0.98     $0.86     $0.67     $0.86     $0.99     $1.10     $1.00
Accumulation unit value at end of period    $1.14     $1.16     $1.04     $0.98     $0.86     $0.67     $0.86     $0.99     $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)          187,585   231,223   248,935   128,074    83,166    71,820    60,343    42,626     8,981
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.00        --        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.06        --        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          154,650        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.25     $1.03     $0.93     $0.82     $0.64     $0.72     $0.96     $1.07     $1.00
Accumulation unit value at end of period    $1.37     $1.25     $1.03     $0.93     $0.82     $0.64     $0.72     $0.96     $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)           69,884    86,802   101,054    90,221    62,349    29,532    15,860     7,958     1,981
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of
  period                                    $1.00        --        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.02        --        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,080        --        --        --        --        --        --        --        --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth
  Portfolio, Class I on April 27, 2007.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                    $0.70     $0.66     $0.64     $0.59     $0.48     $0.68     $0.91     $1.00        --
Accumulation unit value at end of period    $0.77     $0.70     $0.66     $0.64     $0.59     $0.48     $0.68     $0.91        --
Number of accumulation units outstanding
  at end of period (000 omitted)           80,158   100,533   117,493   108,239    91,666    69,576    50,212    19,521        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                    $0.99     $0.89     $0.85     $0.81     $0.61     $0.90     $0.96     $1.00        --
Accumulation unit value at end of period    $1.01     $0.99     $0.89     $0.85     $0.81     $0.61     $0.90     $0.96        --
Number of accumulation units outstanding
  at end of period (000 omitted)           42,261    51,188    62,995    77,406    74,690    59,272    34,072    12,308        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.23     $1.11     $1.09     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.27     $1.23     $1.11     $1.09        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           35,070    36,759    33,809    12,116        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.78     $1.37     $1.18     $0.92     $0.68     $0.89     $1.00        --        --
Accumulation unit value at end of period    $2.25     $1.78     $1.37     $1.18     $0.92     $0.68     $0.89        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           78,212    71,164    55,870    28,362    18,051    10,543     2,997        --        --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.04     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.07     $1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           64,614    57,067        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.52     $1.31     $1.16     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.60     $1.52     $1.31     $1.16        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           48,173    51,514    33,811    11,540        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------


 98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.43     $1.26     $1.15     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.40     $1.43     $1.26     $1.15        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           34,265    34,462    18,592     7,652        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.16     $1.09     $1.07     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.26     $1.16     $1.09     $1.07        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          536,032   339,587   150,945    22,945        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.04     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.12     $1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          161,214   154,199        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.11     $1.09     $0.97     $0.91     $0.78     $0.98     $1.00        --        --
Accumulation unit value at end of period    $1.10     $1.11     $1.09     $0.97     $0.91     $0.78     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           19,770    25,848    27,299    21,518    18,023    11,416     2,137        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.63     $1.29     $1.15     $1.00     $0.78     $0.96     $1.00        --        --
Accumulation unit value at end of period    $1.75     $1.63     $1.29     $1.15     $1.00     $0.78     $0.96        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           29,411    34,316    37,980    40,598    38,012    20,773     2,460        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.06     $1.02     $0.91     $0.78     $0.59     $0.85     $1.29     $1.36     $1.00
Accumulation unit value at end of period    $1.10     $1.06     $1.02     $0.91     $0.78     $0.59     $0.85     $1.29     $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)           33,551    42,808    49,747    57,095    67,224    72,033    74,819    49,764     5,084
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
  period                                    $1.09     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.12     $1.09        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          117,605   123,150        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
  period                                    $1.29     $1.12     $1.12     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.36     $1.29     $1.12     $1.12        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            9,188     9,786    10,247     4,730        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                    $1.91     $1.60     $1.52     $1.28     $0.93     $1.07     $1.00        --        --
Accumulation unit value at end of period    $1.80     $1.91     $1.60     $1.52     $1.28     $0.93     $1.07        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          148,793   126,637   127,559    90,541    67,609    43,199     6,885        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.23     $1.08     $1.05     $0.97     $0.81     $0.94     $1.05     $1.09     $1.00
Accumulation unit value at end of period    $1.24     $1.23     $1.08     $1.05     $0.97     $0.81     $0.94     $1.05     $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)           86,628    89,309    92,705    84,704    79,035    64,273    37,760    28,348     5,220
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.16     $1.12     $1.10     $1.10     $1.10     $1.09     $1.06     $1.01     $1.00
Accumulation unit value at end of period    $1.20     $1.16     $1.12     $1.10     $1.10     $1.10     $1.09     $1.06     $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)          286,121   258,492   193,996   187,100   203,753   255,251   243,870   171,785    65,522
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.71% and 3.78%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.06     $1.03     $1.02     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.11     $1.06     $1.03     $1.02        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           31,764    24,861    17,450     7,405        --        --        --        --        --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.34     $1.30     $1.28     $1.23     $1.19     $1.13     $1.06     $1.01     $1.00
Accumulation unit value at end of period    $1.40     $1.34     $1.30     $1.28     $1.23     $1.19     $1.13     $1.06     $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)          599,680   511,100   332,677   221,377   188,939   154,530    83,968    30,783     7,186
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                             VARIABLE ANNUITY -- PROSPECTUS   99

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.81     $1.52     $1.35     $1.15     $0.82     $1.02     $1.01     $1.03     $1.00
Accumulation unit value at end of period    $1.94     $1.81     $1.52     $1.35     $1.15     $0.82     $1.02     $1.01     $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)          560,416   585,144   408,559   255,776   134,486    86,442    43,328    12,124     3,149
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.44     $1.36     $1.44     $1.32     $1.18     $1.03     $1.03     $1.00     $1.00
Accumulation unit value at end of period    $1.54     $1.44     $1.36     $1.44     $1.32     $1.18     $1.03     $1.03     $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)          204,316   169,931   130,135    82,347    51,936    31,133    16,572     8,968     1,552
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                    $1.05     $1.05     $1.03     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.13     $1.05     $1.05     $1.03        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          147,400   161,490    91,038     2,274        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $0.73     $0.66     $0.62     $0.57     $0.48     $0.65     $0.95     $1.18     $1.00
Accumulation unit value at end of period    $0.75     $0.73     $0.66     $0.62     $0.57     $0.48     $0.65     $0.95     $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)          283,769   326,108   323,849   191,140   192,314   135,693   129,186    97,754    16,891
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.37     $1.25     $1.21     $1.09     $0.88     $0.95     $0.91     $1.01     $1.00
Accumulation unit value at end of period    $1.39     $1.37     $1.25     $1.21     $1.09     $0.88     $0.95     $0.91     $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)          218,538   251,768   262,154   242,254   177,150    93,845    58,348    31,722     7,774
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                    $1.14     $1.07     $1.04     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.16     $1.14     $1.07     $1.04        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          116,516   109,316    29,477     1,052        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $0.96     $0.84     $0.79     $0.75     $0.59     $0.76     $0.93     $1.14     $1.00
Accumulation unit value at end of period    $0.98     $0.96     $0.84     $0.79     $0.75     $0.59     $0.76     $0.93     $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)          383,078   450,207   263,828   130,790    69,981    52,124    26,327    24,003     5,333
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.34     $1.14     $1.10     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.33     $1.34     $1.14     $1.10        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            7,988     7,937     6,232     3,498        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                    $1.22     $1.23     $1.12     $1.04     $0.85     $1.00     $1.00        --        --
Accumulation unit value at end of period    $1.37     $1.22     $1.23     $1.12     $1.04     $0.85     $1.00        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           50,337    62,826    47,283    53,376    42,780    16,388     2,489        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
  period                                    $1.36     $1.19     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.49     $1.36     $1.19        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           71,709   101,239     6,605        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                    $1.00     $0.87     $0.84     $0.77     $0.61     $0.79     $0.91     $1.00        --
Accumulation unit value at end of period    $1.04     $1.00     $0.87     $0.84     $0.77     $0.61     $0.79     $0.91        --
Number of accumulation units outstanding
  at end of period (000 omitted)          127,010   139,008   154,949   144,039   103,587    64,771    35,957     9,812        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.25     $1.22     $1.21     $1.21     $1.20     $1.14     $1.08     $1.00     $1.00
Accumulation unit value at end of period    $1.31     $1.25     $1.22     $1.21     $1.21     $1.20     $1.14     $1.08     $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)          120,018   125,729   145,087   160,725   155,718   124,866    50,510    16,258    11,135
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.77     $1.60     $1.53     $1.30     $0.89     $1.08     $1.16     $1.12     $1.00
Accumulation unit value at end of period    $1.68     $1.77     $1.60     $1.53     $1.30     $0.89     $1.08     $1.16     $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)           38,095    49,721    59,243    61,563    44,627    29,202    22,792    14,830     2,970
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
  period                                    $2.05     $1.54     $1.16     $0.94     $0.68     $0.72     $0.74     $1.00        --
Accumulation unit value at end of period    $2.81     $2.05     $1.54     $1.16     $0.94     $0.68     $0.72     $0.74        --
Number of accumulation units outstanding
  at end of period (000 omitted)           89,546    89,672    75,520    22,549     8,256     4,750     1,789       906        --
---------------------------------------------------------------------------------------------------------------------------------


 100 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
  period                                    $1.12     $0.91     $0.81     $0.69     $0.55     $0.67     $0.95     $1.27     $1.00
Accumulation unit value at end of period    $1.26     $1.12     $0.91     $0.81     $0.69     $0.55     $0.67     $0.95     $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)           75,421    80,961    77,787    51,446    23,614    20,012    15,821    13,967     2,575
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.37     $1.19     $1.15     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.33     $1.37     $1.19     $1.15        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          224,730   258,223   203,272    36,974        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.23     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.11     $1.23        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           51,109    51,499        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $0.99     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.20     $0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           14,940    37,273        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $2.27     $1.67     $1.38     $1.07     $0.72     $0.85     $1.08     $1.51     $1.00
Accumulation unit value at end of period    $2.62     $2.27     $1.67     $1.38     $1.07     $0.72     $0.85     $1.08     $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)          164,570   186,862   170,230   104,567    66,022    43,554    27,818    18,245     1,234
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.89     $1.77     $1.60     $1.36     $0.96     $1.16     $1.05     $1.15     $1.00
Accumulation unit value at end of period    $1.98     $1.89     $1.77     $1.60     $1.36     $0.96     $1.16     $1.05     $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)          212,646   235,960   241,623   184,961   129,824    78,311    40,791    23,813     2,476
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.36     $1.22     $1.14     $0.97     $0.72     $0.99     $1.00        --        --
Accumulation unit value at end of period    $1.44     $1.36     $1.22     $1.14     $0.97     $0.72     $0.99        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           30,772    36,471    41,049    43,145    38,865    25,397     3,701        --        --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                    $1.18     $0.97     $0.92     $0.81     $0.58     $0.94     $1.00        --        --
Accumulation unit value at end of period    $1.34     $1.18     $0.97     $0.92     $0.81     $0.58     $0.94        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           35,670    25,726    19,618    22,185    19,289     9,992     2,060        --        --
---------------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.11     $1.06     $0.98     $0.93     $0.73     $0.98     $1.00        --        --
Accumulation unit value at end of period    $1.23     $1.11     $1.06     $0.98     $0.93     $0.73     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           46,783    56,007    64,800    21,785    12,215     7,624     1,711        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.45     $1.26     $1.16     $1.02     $0.76     $0.98     $1.00        --        --
Accumulation unit value at end of period    $1.59     $1.45     $1.26     $1.16     $1.02     $0.76     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           13,998    14,692    13,500    12,074     7,348     4,808     1,224        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.36     $1.18     $1.13     $1.05     $0.82     $0.96     $1.00        --        --
Accumulation unit value at end of period    $1.05     $1.36     $1.18     $1.13     $1.05     $0.82     $0.96        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            5,805     7,305     6,396     6,649     5,460     3,709       901        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.02     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.13     $1.02        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            3,964    15,226        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                    $1.38     $1.09     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.57     $1.38     $1.09        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           23,729     1,198       107        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                            VARIABLE ANNUITY -- PROSPECTUS   101

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $0.79     $0.72     $0.71     $0.69     $0.48     $0.91     $1.00        --        --
Accumulation unit value at end of period    $0.84     $0.79     $0.72     $0.71     $0.69     $0.48     $0.91        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           10,072    12,094    14,960     8,076     5,212     2,845       911        --        --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                    $1.14     $1.06     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.35     $1.14     $1.06        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,415     5,609       801        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.29     $1.11     $1.07     $0.97     $0.74     $0.96     $1.00        --        --
Accumulation unit value at end of period    $1.34     $1.29     $1.11     $1.07     $0.97     $0.74     $0.96        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           74,246    84,552    91,924    75,935    54,358    29,770     4,363        --        --
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                    $2.49     $1.86     $1.61     $1.31     $0.92     $0.98     $1.00        --        --
Accumulation unit value at end of period    $2.61     $2.49     $1.86     $1.61     $1.31     $0.92     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          135,634   127,479    94,909    44,705    24,114     9,270       790        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.42     $1.15     $1.03     $0.90     $0.73     $0.93     $1.00        --        --
Accumulation unit value at end of period    $1.66     $1.42     $1.15     $1.03     $0.90     $0.73     $0.93        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           25,059    26,700    27,136    22,031    15,471     8,200     1,927        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.00        --        --        --        --        --        --        --        --
Accumulation unit value at end of period    $0.90        --        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           28,466        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                    $0.99     $1.04     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.19     $0.99     $1.04        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            8,170    35,411     4,856        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.57     $1.34     $1.29     $1.14     $0.89     $1.04     $1.00        --        --
Accumulation unit value at end of period    $1.47     $1.57     $1.34     $1.29     $1.14     $0.89     $1.04        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           81,683    93,343    95,710    71,318    50,607    30,523     7,298        --        --
---------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                    $1.10     $1.02     $0.98     $0.91     $0.77     $0.89     $0.96     $1.00        --
Accumulation unit value at end of period    $1.12     $1.10     $1.02     $0.98     $0.91     $0.77     $0.89     $0.96        --
Number of accumulation units outstanding
  at end of period (000 omitted)           17,034    19,334    19,301    17,682    14,100     9,832     6,090     1,693        --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                    $1.07     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.08     $1.07        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           26,868    30,821        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.02     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.19     $1.02        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          113,001    66,352        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.07     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.26     $1.07        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           22,702    32,712        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                    $0.97     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.13     $0.97        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           12,631    26,224        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.03     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.04     $1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           71,987    59,159        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.60     $1.31     $1.15     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.82     $1.60     $1.31     $1.15        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           11,475    12,674     9,815     2,086        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------


 102 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.03     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.20     $1.03        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          166,815   127,364        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.25     $1.12     $1.05     $1.00     $0.82     $1.00     $1.00        --        --
Accumulation unit value at end of period    $1.38     $1.25     $1.12     $1.05     $1.00     $0.82     $1.00        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           96,482   112,864   121,317   119,521    81,919    36,320     8,177        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $2.04     $1.83     $1.57     $1.27     $0.93     $1.04     $1.00        --        --
Accumulation unit value at end of period    $2.33     $2.04     $1.83     $1.57     $1.27     $0.93     $1.04        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          156,364   174,833   157,678   117,171    72,124    35,541     6,689        --        --
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.62     $1.39     $1.18     $1.05     $0.74     $0.94     $1.00        --        --
Accumulation unit value at end of period    $1.88     $1.62     $1.39     $1.18     $1.05     $0.74     $0.94        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           48,192    52,627    48,642    42,672    21,405    10,123     2,157        --        --
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                    $3.18     $2.66     $2.37     $1.81     $1.35     $1.33     $1.25     $0.96     $1.00
Accumulation unit value at end of period    $2.49     $3.18     $2.66     $2.37     $1.81     $1.35     $1.33     $1.25     $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)           59,503    81,589    88,911    80,587    63,047    44,591    19,803     6,181       683
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                    $2.42     $2.09     $1.94     $1.58     $1.21     $1.34     $1.19     $0.96     $1.00
Accumulation unit value at end of period    $2.34     $2.42     $2.09     $1.94     $1.58     $1.21     $1.34     $1.19     $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)           46,935    55,078    55,521    44,541    34,639    23,553     9,584     2,897       590
---------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.50     $1.28     $1.17     $1.04     $0.84     $0.96     $1.00        --        --
Accumulation unit value at end of period    $1.53     $1.50     $1.28     $1.17     $1.04     $0.84     $0.96        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           65,658    63,662    50,166    33,241    21,294     9,151     1,114        --        --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $2.63     $2.29     $2.05     $1.64     $1.29     $1.37     $1.23     $0.95     $1.00
Accumulation unit value at end of period    $2.69     $2.63     $2.29     $2.05     $1.64     $1.29     $1.37     $1.23     $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)           96,413   112,452   117,932    84,473    65,106    47,539    24,711    10,265     2,023
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.15     $1.02     $0.97     $0.85     $0.67     $0.86     $0.99     $1.10     $1.00
Accumulation unit value at end of period    $1.12     $1.15     $1.02     $0.97     $0.85     $0.67     $0.86     $0.99     $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)          126,734   160,736   168,697   108,140    80,350    75,489    71,185    55,239     9,951
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.00        --        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.06        --        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           72,177        --        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.23     $1.01     $0.92     $0.81     $0.64     $0.72     $0.96     $1.07     $1.00
Accumulation unit value at end of period    $1.35     $1.23     $1.01     $0.92     $0.81     $0.64     $0.72     $0.96     $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)           51,659    62,992    73,982    66,844    53,159    28,853    19,727    10,774     2,504
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of
  period                                    $1.00        --        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.02        --        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)              741        --        --        --        --        --        --        --        --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth
  Portfolio, Class I on April 27, 2007.
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                    $0.69     $0.65     $0.63     $0.59     $0.48     $0.67     $0.90     $1.00        --
Accumulation unit value at end of period    $0.76     $0.69     $0.65     $0.63     $0.59     $0.48     $0.67     $0.90        --
Number of accumulation units outstanding
  at end of period (000 omitted)           58,819    73,300    84,506    78,223    74,564    62,663    51,051    21,973        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                    $0.98     $0.88     $0.84     $0.80     $0.61     $0.90     $0.96     $1.00        --
Accumulation unit value at end of period    $0.99     $0.98     $0.88     $0.84     $0.80     $0.61     $0.90     $0.96        --
Number of accumulation units outstanding
  at end of period (000 omitted)           31,915    38,120    48,503    60,214    61,988    53,383    36,822    15,060        --
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                            VARIABLE ANNUITY -- PROSPECTUS   103

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.23     $1.11     $1.09     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.26     $1.23     $1.11     $1.09        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           22,523    23,114    20,473     6,922        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.76     $1.36     $1.18     $0.91     $0.68     $0.89     $1.00        --        --
Accumulation unit value at end of period    $2.22     $1.76     $1.36     $1.18     $0.91     $0.68     $0.89        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           51,479    45,869    35,163    18,264    12,519     7,093     2,778        --        --
---------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.04     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.07     $1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           30,611    26,517        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.51     $1.30     $1.15     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.59     $1.51     $1.30     $1.15        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           32,187    34,962    20,721     6,121        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.42     $1.25     $1.15     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.39     $1.42     $1.25     $1.15        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           23,107    22,606    12,037     4,085        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.15     $1.08     $1.07     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.25     $1.15     $1.08     $1.07        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          360,480   226,000    94,657    11,924        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.04     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.12     $1.04        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           82,318    76,067        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.10     $1.08     $0.96     $0.91     $0.77     $0.98     $1.00        --        --
Accumulation unit value at end of period    $1.08     $1.10     $1.08     $0.96     $0.91     $0.77     $0.98        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           11,073    13,569    14,517    11,248     9,676     6,574     1,743        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.61     $1.27     $1.15     $1.00     $0.78     $0.96     $1.00        --        --
Accumulation unit value at end of period    $1.73     $1.61     $1.27     $1.15     $1.00     $0.78     $0.96        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           18,697    21,524    23,458    24,819    24,880    15,138     2,180        --        --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.05     $1.00     $0.90     $0.77     $0.58     $0.85     $1.29     $1.36     $1.00
Accumulation unit value at end of period    $1.08     $1.05     $1.00     $0.90     $0.77     $0.58     $0.85     $1.29     $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)           26,405    34,609    42,680    51,579    63,075    73,930    87,722    68,407     7,245
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
  period                                    $1.08     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.11     $1.08        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           55,721    57,963        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of
  period                                    $1.28     $1.12     $1.12     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.34     $1.28     $1.12     $1.12        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            5,203     5,724     5,777     2,540        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                    $1.89     $1.59     $1.51     $1.27     $0.93     $1.07     $1.00        --        --
Accumulation unit value at end of period    $1.78     $1.89     $1.59     $1.51     $1.27     $0.93     $1.07        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           79,474    69,587    72,463    57,581    44,918    28,099     6,314        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.21     $1.07     $1.04     $0.96     $0.80     $0.93     $1.05     $1.09     $1.00
Accumulation unit value at end of period    $1.22     $1.21     $1.07     $1.04     $0.96     $0.80     $0.93     $1.05     $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)           74,966    74,221    77,525    74,540    73,310    64,613    53,096    39,810     6,539
---------------------------------------------------------------------------------------------------------------------------------


 104 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.14     $1.10     $1.08     $1.09     $1.09     $1.09     $1.06     $1.01     $1.00
Accumulation unit value at end of period    $1.18     $1.14     $1.10     $1.08     $1.09     $1.09     $1.09     $1.06     $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)          247,870   211,744   147,452   148,915   178,580   228,237   265,455   203,922    87,424
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31, 2007 were
  3.52% and 3.59%, respectively.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.05     $1.03     $1.02     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.10     $1.05     $1.03     $1.02        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           29,701    22,501    15,300     4,962        --        --        --        --        --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.32     $1.28     $1.26     $1.22     $1.18     $1.13     $1.06     $1.01     $1.00
Accumulation unit value at end of period    $1.38     $1.32     $1.28     $1.26     $1.22     $1.18     $1.13     $1.06     $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)          408,270   351,043   257,273   190,125   176,013   159,405   106,760    43,920    11,675
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.79     $1.51     $1.34     $1.14     $0.82     $1.02     $1.01     $1.03     $1.00
Accumulation unit value at end of period    $1.91     $1.79     $1.51     $1.34     $1.14     $0.82     $1.02     $1.01     $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)          363,274   383,460   278,737   181,318    99,776    67,958    41,299    14,227     3,441
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.42     $1.34     $1.43     $1.31     $1.17     $1.03     $1.02     $1.00     $1.00
Accumulation unit value at end of period    $1.51     $1.42     $1.34     $1.43     $1.31     $1.17     $1.03     $1.02     $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)          141,675   123,834   102,876    72,702    54,100    36,626    23,970    14,137     2,368
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                    $1.05     $1.05     $1.03     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.12     $1.05     $1.05     $1.03        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           88,734    95,224    51,906     1,504        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $0.72     $0.66     $0.61     $0.57     $0.47     $0.64     $0.94     $1.18     $1.00
Accumulation unit value at end of period    $0.74     $0.72     $0.66     $0.61     $0.57     $0.47     $0.64     $0.94     $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)          186,447   216,237   212,229   135,373   147,485   118,986   130,764   106,410    13,813
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.35     $1.23     $1.20     $1.08     $0.87     $0.94     $0.91     $1.01     $1.00
Accumulation unit value at end of period    $1.37     $1.35     $1.23     $1.20     $1.08     $0.87     $0.94     $0.91     $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)          186,775   221,767   237,711   236,566   197,358   122,784    88,813    52,655    10,137
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                    $1.14     $1.06     $1.04     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.16     $1.14     $1.06     $1.04        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           65,977    61,812    18,068       783        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $0.94     $0.82     $0.78     $0.75     $0.58     $0.76     $0.93     $1.14     $1.00
Accumulation unit value at end of period    $0.96     $0.94     $0.82     $0.78     $0.75     $0.58     $0.76     $0.93     $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)          242,876   290,744   144,230    94,730    45,599    34,956    26,779    22,159     3,227
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.34     $1.13     $1.09     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.32     $1.34     $1.13     $1.09        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            4,152     4,707     3,594     2,030        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                    $1.20     $1.22     $1.11     $1.03     $0.85     $0.99     $1.00        --        --
Accumulation unit value at end of period    $1.35     $1.20     $1.22     $1.11     $1.03     $0.85     $0.99        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           35,043    43,939    31,419    35,498    29,450    12,145     2,238        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
  period                                    $1.36     $1.19     $1.00        --        --        --        --        --        --
Accumulation unit value at end of period    $1.48     $1.36     $1.19        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           43,555    54,642     4,982        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                    $0.99     $0.86     $0.84     $0.77     $0.60     $0.79     $0.91     $1.00        --
Accumulation unit value at end of period    $1.03     $0.99     $0.86     $0.84     $0.77     $0.60     $0.79     $0.91        --
Number of accumulation units outstanding
  at end of period (000 omitted)           92,416   104,302   122,070   117,372    91,398    65,011    40,575    14,084        --
---------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                            VARIABLE ANNUITY -- PROSPECTUS   105

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                          2007      2006      2005      2004      2003      2002      2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.24     $1.20     $1.20     $1.20     $1.19     $1.13     $1.08     $1.00     $1.00
Accumulation unit value at end of period    $1.29     $1.24     $1.20     $1.20     $1.20     $1.19     $1.13     $1.08     $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)          104,637   108,222   121,249   130,386   135,202   116,147    56,966    24,654    12,796
---------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.74     $1.58     $1.52     $1.29     $0.88     $1.07     $1.16     $1.12     $1.00
Accumulation unit value at end of period    $1.65     $1.74     $1.58     $1.52     $1.29     $0.88     $1.07     $1.16     $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)           28,329    38,372    46,718    51,057    39,709    29,341    24,346    16,349     3,029
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of
  period                                    $2.02     $1.53     $1.15     $0.94     $0.67     $0.72     $0.74     $1.00        --
Accumulation unit value at end of period    $2.77     $2.02     $1.53     $1.15     $0.94     $0.67     $0.72     $0.74        --
Number of accumulation units outstanding
  at end of period (000 omitted)           50,491    51,867    44,244    16,315     6,501     3,888     1,542       693        --
---------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of
  period                                    $1.11     $0.90     $0.80     $0.69     $0.54     $0.67     $0.95     $1.27     $1.00
Accumulation unit value at end of period    $1.24     $1.11     $0.90     $0.80     $0.69     $0.54     $0.67     $0.95     $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)           58,762    64,541    61,793    40,351    21,462    19,189    18,664    15,670     2,173
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                    $1.36     $1.18     $1.15     $1.00        --        --        --        --        --
Accumulation unit value at end of period    $1.32     $1.36     $1.18     $1.15        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)          113,380   130,395    96,755    18,714        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.22     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.11     $1.22        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           29,814    27,318        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $0.99     $1.00        --        --        --        --        --        --        --
Accumulation unit value at end of period    $1.20     $0.99        --        --        --        --        --        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)            9,199    17,529        --        --        --        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $2.24     $1.65     $1.37     $1.06     $0.72     $0.84     $1.08     $1.51     $1.00
Accumulation unit value at end of period    $2.58     $2.24     $1.65     $1.37     $1.06     $0.72     $0.84     $1.08     $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)          108,613   122,718   114,381    79,981    56,466    42,309    30,297    21,844     1,343
*Effective June 1, 2008, the Fund will change its name to Wanger International.
---------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (09/15/1999)
Accumulation unit value at beginning of
  period                                    $1.86     $1.74     $1.58     $1.35     $0.95     $1.15     $1.05     $1.15     $1.00
Accumulation unit value at end of period    $1.94     $1.86     $1.74     $1.58     $1.35     $0.95     $1.15     $1.05     $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)          145,262   164,257   169,886   140,320   108,046    72,853    46,456    29,881     2,723
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of
  period                                    $1.35     $1.21     $1.13     $0.97     $0.72     $0.99     $1.00        --        --
Accumulation unit value at end of period    $1.42     $1.35     $1.21     $1.13     $0.97     $0.72     $0.99        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           18,131    21,391    25,313    25,983    24,999    17,130     3,747        --        --
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                    $1.17     $0.96     $0.91     $0.81     $0.58     $0.94     $1.00        --        --
Accumulation unit value at end of period    $1.32     $1.17     $0.96     $0.91     $0.81     $0.58     $0.94        --        --
Number of accumulation units outstanding
  at end of period (000 omitted)           23,653    17,655    14,334    16,103    13,800     7,655     2,230        --        --
---------------------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.18     $1.13     $1.05     $1.00     $0.78     $1.00
Accumulation unit value at end of period                        $1.31     $1.18     $1.13     $1.05     $1.00     $0.78
Number of accumulation units outstanding at end of period
  (000 omitted)                                                15,385    19,282    24,536     5,492     1,386       379
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.53     $1.33     $1.23     $1.07     $0.80     $1.00
Accumulation unit value at end of period                        $1.67     $1.53     $1.33     $1.23     $1.07     $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,003     3,321     2,836     2,429     1,198       552
-----------------------------------------------------------------------------------------------------------------------


 106 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.45     $1.26     $1.20     $1.11     $0.87     $1.00
Accumulation unit value at end of period                        $1.12     $1.45     $1.26     $1.20     $1.11     $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,004     1,342     1,322     1,122       925       526
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                  $1.02     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.13     $1.02        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   753     5,096        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                  $1.38     $1.09     $1.00        --        --        --
Accumulation unit value at end of period                        $1.57     $1.38     $1.09        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,000       503         2        --        --        --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $0.93     $0.85     $0.84     $0.81     $0.56     $1.00
Accumulation unit value at end of period                        $0.99     $0.93     $0.85     $0.84     $0.81     $0.56
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,913     3,543     4,728     1,650       851       192
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                  $1.14     $1.06     $1.00        --        --        --
Accumulation unit value at end of period                        $1.35     $1.14     $1.06        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   664     2,023       333        --        --        --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period                  $1.40     $1.21     $1.16     $1.06     $0.81     $1.00
Accumulation unit value at end of period                        $1.45     $1.40     $1.21     $1.16     $1.06     $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                14,240    18,481    20,739    16,610     9,284     3,503
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period                  $2.59     $1.94     $1.68     $1.36     $0.95     $1.00
Accumulation unit value at end of period                        $2.71     $2.59     $1.94     $1.68     $1.36     $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                32,186    31,867    25,568    11,679     5,621     1,417
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                  $1.64     $1.33     $1.19     $1.05     $0.85     $1.00
Accumulation unit value at end of period                        $1.92     $1.64     $1.33     $1.19     $1.05     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 6,589     7,826     7,538     4,969     2,812       944
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                  $1.00        --        --        --        --        --
Accumulation unit value at end of period                        $0.90        --        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,862        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                  $0.99     $1.04     $1.00        --        --        --
Accumulation unit value at end of period                        $1.18     $0.99     $1.04        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,203    12,931     2,015        --        --        --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                  $1.56     $1.33     $1.28     $1.13     $0.89     $1.00
Accumulation unit value at end of period                        $1.46     $1.56     $1.33     $1.28     $1.13     $0.89
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,382    24,433    25,428    16,423     8,977     2,837
-----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at beginning of period                  $1.26     $1.17     $1.11     $1.04     $0.88     $1.00
Accumulation unit value at end of period                        $1.28     $1.26     $1.17     $1.11     $1.04     $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,380     3,270     3,186     2,458     1,272       211
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                  $1.07     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.08     $1.07        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,284    12,074        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                  $1.02     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.19     $1.02        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                31,378    21,100        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                  $1.07     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.26     $1.07        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,198     9,849        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                            VARIABLE ANNUITY -- PROSPECTUS   107

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                  $0.97     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.13     $0.97        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,423     9,239        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                  $1.03     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.03     $1.03        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                19,211    18,826        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of period                  $1.59     $1.31     $1.14     $1.00        --        --
Accumulation unit value at end of period                        $1.81     $1.59     $1.31     $1.14        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,245     6,006     4,632     1,316        --        --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                  $1.03     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.20     $1.03        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                45,072    40,094        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.30     $1.16     $1.09     $1.04     $0.85     $1.00
Accumulation unit value at end of period                        $1.44     $1.30     $1.16     $1.09     $1.04     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,111    25,441    28,158    27,602    15,940     3,592
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.97     $1.77     $1.52     $1.23     $0.90     $1.00
Accumulation unit value at end of period                        $2.25     $1.97     $1.77     $1.52     $1.23     $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                44,787    53,339    46,944    30,787    15,111     4,182
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.80     $1.55     $1.32     $1.17     $0.83     $1.00
Accumulation unit value at end of period                        $2.09     $1.80     $1.55     $1.32     $1.17     $0.83
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,255    10,330     9,686     7,474     2,900       553
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $2.37     $1.99     $1.77     $1.36     $1.01     $1.00
Accumulation unit value at end of period                        $1.86     $2.37     $1.99     $1.77     $1.36     $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                14,263    20,694    22,307    17,231     9,166     2,887
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.84     $1.59     $1.47     $1.20     $0.92     $1.00
Accumulation unit value at end of period                        $1.77     $1.84     $1.59     $1.47     $1.20     $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,862    14,227    13,298     8,980     5,248     2,075
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.58     $1.35     $1.23     $1.10     $0.89     $1.00
Accumulation unit value at end of period                        $1.62     $1.58     $1.35     $1.23     $1.10     $0.89
Number of accumulation units outstanding at end of period
  (000 omitted)                                                21,837    22,449    18,871    13,076     6,742     1,735
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.94     $1.69     $1.51     $1.21     $0.95     $1.00
Accumulation unit value at end of period                        $1.98     $1.94     $1.69     $1.51     $1.21     $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                24,512    29,515    30,996    15,049     7,743     2,583
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.38     $1.24     $1.17     $1.03     $0.80     $1.00
Accumulation unit value at end of period                        $1.35     $1.38     $1.24     $1.17     $1.03     $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,871    27,339    30,636     9,922     2,742     1,048
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.00        --        --        --        --        --
Accumulation unit value at end of period                        $1.06        --        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                25,246        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.77     $1.46     $1.33     $1.17     $0.92     $1.00
Accumulation unit value at end of period                        $1.94     $1.77     $1.46     $1.33     $1.17     $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,119     6,555     7,418     5,816     3,058       499
-----------------------------------------------------------------------------------------------------------------------


 108 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                  $1.00        --        --        --        --        --
Accumulation unit value at end of period                        $1.02        --        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   225        --        --        --        --        --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap
  Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                  $1.09     $1.03     $0.99     $0.92     $0.76     $1.00
Accumulation unit value at end of period                        $1.20     $1.09     $1.03     $0.99     $0.92     $0.76
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,932     8,628     8,658     5,399     2,971     1,088
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                  $1.17     $1.04     $1.00     $0.96     $0.72     $1.00
Accumulation unit value at end of period                        $1.18     $1.17     $1.04     $1.00     $0.96     $0.72
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,692     5,363     6,257     6,311     5,191     2,112
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (02/04/2004)
Accumulation unit value at beginning of period                  $1.23     $1.11     $1.09     $1.00        --        --
Accumulation unit value at end of period                        $1.26     $1.23     $1.11     $1.09        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,796    12,057    10,940     3,567        --        --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                  $2.20     $1.70     $1.47     $1.14     $0.85     $1.00
Accumulation unit value at end of period                        $2.78     $2.20     $1.70     $1.47     $1.14     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,678     8,231     6,871     3,380     1,670       276
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                  $1.04     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.07     $1.04        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,350     9,305        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.51     $1.30     $1.15     $1.00        --        --
Accumulation unit value at end of period                        $1.59     $1.51     $1.30     $1.15        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,884    14,402    11,208     4,318        --        --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.42     $1.25     $1.15     $1.00        --        --
Accumulation unit value at end of period                        $1.38     $1.42     $1.25     $1.15        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,606    10,328     6,924     2,998        --        --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.15     $1.08     $1.07     $1.00        --        --
Accumulation unit value at end of period                        $1.24     $1.15     $1.08     $1.07        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                92,164    64,615    34,899     7,003        --        --
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                  $1.04     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.11     $1.04        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                27,066    26,857        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.14     $1.12     $1.00     $0.94     $0.81     $1.00
Accumulation unit value at end of period                        $1.12     $1.14     $1.12     $1.00     $0.94     $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,423     4,490     4,351     2,530     1,776       617
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.77     $1.40     $1.26     $1.09     $0.86     $1.00
Accumulation unit value at end of period                        $1.90     $1.77     $1.40     $1.26     $1.09     $0.86
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,409     3,961     4,252     4,043     4,165     2,086
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.31     $1.25     $1.13     $0.96     $0.73     $1.00
Accumulation unit value at end of period                        $1.35     $1.31     $1.25     $1.13     $0.96     $0.73
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   771       986       736       559       614       267
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                  $1.08     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.11     $1.08        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                18,675    20,639        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                            VARIABLE ANNUITY -- PROSPECTUS   109

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                  $1.28     $1.12     $1.12     $1.00        --        --
Accumulation unit value at end of period                        $1.34     $1.28     $1.12     $1.12        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,469     1,490     1,493       840        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                  $1.79     $1.50     $1.43     $1.21     $0.88     $1.00
Accumulation unit value at end of period                        $1.68     $1.79     $1.50     $1.43     $1.21     $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                23,547    19,283    20,683    11,379     7,181     3,316
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.35     $1.19     $1.16     $1.07     $0.90     $1.00
Accumulation unit value at end of period                        $1.36     $1.35     $1.19     $1.16     $1.07     $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,018     4,466     3,385     2,471     1,608       531
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (02/13/2002)
Accumulation unit value at beginning of period                  $1.04     $1.01     $0.99     $1.00     $1.00     $1.00
Accumulation unit value at end of period                        $1.08     $1.04     $1.01     $0.99     $1.00     $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                39,420    37,806    22,067    19,507    13,022    12,452
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31,
  2007 were 3.46% and 3.52%, respectively.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of period                  $1.05     $1.02     $1.02     $1.00        --        --
Accumulation unit value at end of period                        $1.10     $1.05     $1.02     $1.02        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,804     4,756     3,994     1,612        --        --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (02/13/2002)
Accumulation unit value at beginning of period                  $1.16     $1.12     $1.11     $1.07     $1.04     $1.00
Accumulation unit value at end of period                        $1.21     $1.16     $1.12     $1.11     $1.07     $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                               103,330    87,923    50,746    22,751    13,984     6,481
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.82     $1.53     $1.36     $1.17     $0.83     $1.00
Accumulation unit value at end of period                        $1.94     $1.82     $1.53     $1.36     $1.17     $0.83
Number of accumulation units outstanding at end of period
  (000 omitted)                                                69,629    75,610    47,282    24,579     8,342     3,101
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.38     $1.31     $1.39     $1.28     $1.14     $1.00
Accumulation unit value at end of period                        $1.47     $1.38     $1.31     $1.39     $1.28     $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                31,193    26,716    18,771     8,568     3,885     1,060
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                  $1.05     $1.05     $1.03     $1.00        --        --
Accumulation unit value at end of period                        $1.12     $1.05     $1.05     $1.03        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                26,608    31,048    20,279       653        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.17     $1.06     $0.99     $0.92     $0.77     $1.00
Accumulation unit value at end of period                        $1.19     $1.17     $1.06     $0.99     $0.92     $0.77
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,603    24,725    23,296     7,403     5,647       973
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.44     $1.32     $1.28     $1.16     $0.94     $1.00
Accumulation unit value at end of period                        $1.46     $1.44     $1.32     $1.28     $1.16     $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,960    27,180    28,189    24,305    16,280     3,957
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                  $1.14     $1.06     $1.04     $1.00        --        --
Accumulation unit value at end of period                        $1.15     $1.14     $1.06     $1.04        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                20,632    21,052     7,061       300        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.20     $1.05     $1.00     $0.95     $0.75     $1.00
Accumulation unit value at end of period                        $1.22     $1.20     $1.05     $1.00     $0.95     $0.75
Number of accumulation units outstanding at end of period
  (000 omitted)                                                23,697    27,942    27,550     4,862     1,779       291
-----------------------------------------------------------------------------------------------------------------------


 110 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period                  $1.33     $1.13     $1.09     $1.00        --        --
Accumulation unit value at end of period                        $1.31     $1.33     $1.13     $1.09        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   925     1,124       921       450        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.24     $1.26     $1.15     $1.07     $0.88     $1.00
Accumulation unit value at end of period                        $1.40     $1.24     $1.26     $1.15     $1.07     $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,984     4,676     5,505     5,961     4,649     1,153
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                  $1.36     $1.19     $1.00        --        --        --
Accumulation unit value at end of period                        $1.48     $1.36     $1.19        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,445    15,321       622        --        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.30     $1.14     $1.10     $1.01     $0.80     $1.00
Accumulation unit value at end of period                        $1.35     $1.30     $1.14     $1.10     $1.01     $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,644    13,132    14,184    11,269     6,544     1,889
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.08     $1.05     $1.04     $1.05     $1.04     $1.00
Accumulation unit value at end of period                        $1.13     $1.08     $1.05     $1.04     $1.05     $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,583    16,153    18,707    17,403    14,902     6,107
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.68     $1.52     $1.46     $1.25     $0.85     $1.00
Accumulation unit value at end of period                        $1.59     $1.68     $1.52     $1.46     $1.25     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,378     4,827     5,744     5,617     2,920       900
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                  $2.70     $2.04     $1.54     $1.25     $0.90     $1.00
Accumulation unit value at end of period                        $3.70     $2.70     $2.04     $1.54     $1.25     $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,394     9,829     8,412     1,983       492       220
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                  $1.74     $1.42     $1.26     $1.08     $0.85     $1.00
Accumulation unit value at end of period                        $1.94     $1.74     $1.42     $1.26     $1.08     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,324     5,986     5,133     2,551       340        55
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.36     $1.18     $1.15     $1.00        --        --
Accumulation unit value at end of period                        $1.31     $1.36     $1.18     $1.15        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                51,531    60,771    53,896    12,916        --        --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                  $1.22     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.11     $1.22        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,916     8,886        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                  $0.99     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.20     $0.99        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,519     6,372        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (02/13/2002)
Accumulation unit value at beginning of period                  $2.71     $1.99     $1.66     $1.28     $0.87     $1.00
Accumulation unit value at end of period                        $3.12     $2.71     $1.99     $1.66     $1.28     $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                                18,491    21,367    19,260     9,273     4,376     1,523
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (02/13/2002)
Accumulation unit value at beginning of period                  $1.66     $1.56     $1.41     $1.21     $0.85     $1.00
Accumulation unit value at end of period                        $1.73     $1.66     $1.56     $1.41     $1.21     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                36,469    42,372    41,455    26,304    13,657     3,732
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.40     $1.26     $1.18     $1.01     $0.75     $1.00
Accumulation unit value at end of period                        $1.48     $1.40     $1.26     $1.18     $1.01     $0.75
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,587     6,324     7,621     6,990     5,557     2,340
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                            VARIABLE ANNUITY -- PROSPECTUS   111

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.35     $1.11     $1.06     $0.94     $0.67     $1.00
Accumulation unit value at end of period                        $1.52     $1.35     $1.11     $1.06     $0.94     $0.67
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,223     2,943     2,596     2,735     1,772       662
-----------------------------------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.17     $1.12     $1.04     $0.99     $0.78     $1.00
Accumulation unit value at end of period                        $1.29     $1.17     $1.12     $1.04     $0.99     $0.78
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,314    10,002    11,202     2,736       978       447
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.51     $1.32     $1.22     $1.07     $0.80     $1.00
Accumulation unit value at end of period                        $1.65     $1.51     $1.32     $1.22     $1.07     $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,796     2,051     1,835     1,591       774       463
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.43     $1.25     $1.19     $1.11     $0.87     $1.00
Accumulation unit value at end of period                        $1.10     $1.43     $1.25     $1.19     $1.11     $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   586       904       832       915       731       446
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                  $1.02     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.13     $1.02        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   456     2,466        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                  $1.38     $1.09     $1.00        --        --        --
Accumulation unit value at end of period                        $1.56     $1.38     $1.09        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,140       267         5        --        --        --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $0.92     $0.84     $0.83     $0.80     $0.56     $1.00
Accumulation unit value at end of period                        $0.98     $0.92     $0.84     $0.83     $0.80     $0.56
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,544     1,896     2,168       923       573       157
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                  $1.13     $1.06     $1.00        --        --        --
Accumulation unit value at end of period                        $1.34     $1.13     $1.06        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   264       846       148        --        --        --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period                  $1.38     $1.20     $1.16     $1.05     $0.81     $1.00
Accumulation unit value at end of period                        $1.43     $1.38     $1.20     $1.16     $1.05     $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,112    12,504    14,313    11,547     7,339     4,072
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period                  $2.57     $1.92     $1.67     $1.35     $0.95     $1.00
Accumulation unit value at end of period                        $2.68     $2.57     $1.92     $1.67     $1.35     $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                18,897    19,979    16,470     7,898     3,918     1,371
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                  $1.63     $1.32     $1.18     $1.04     $0.85     $1.00
Accumulation unit value at end of period                        $1.90     $1.63     $1.32     $1.18     $1.04     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,680     4,188     3,768     2,448     1,128       448
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                  $1.00        --        --        --        --        --
Accumulation unit value at end of period                        $0.90        --        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,266        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                  $0.99     $1.04     $1.00        --        --        --
Accumulation unit value at end of period                        $1.18     $0.99     $1.04        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,445     6,545     1,015        --        --        --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                  $1.54     $1.32     $1.27     $1.13     $0.89     $1.00
Accumulation unit value at end of period                        $1.45     $1.54     $1.32     $1.27     $1.13     $0.89
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,429    15,592    16,716    10,779     5,922     2,396
-----------------------------------------------------------------------------------------------------------------------


 112 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at beginning of period                  $1.24     $1.16     $1.11     $1.04     $0.88     $1.00
Accumulation unit value at end of period                        $1.26     $1.24     $1.16     $1.11     $1.04     $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,711     2,144     2,283     1,690       769       208
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                  $1.07     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.07     $1.07        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,595     9,164        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                  $1.02     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.18     $1.02        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                15,689    10,663        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                  $1.06     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.26     $1.06        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,426     5,251        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                  $0.97     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.12     $0.97        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,728     4,962        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                  $1.03     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.03     $1.03        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                13,146    12,200        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of period                  $1.59     $1.31     $1.14     $1.00        --        --
Accumulation unit value at end of period                        $1.80     $1.59     $1.31     $1.14        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,470     4,047     3,150       728        --        --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                  $1.03     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.19     $1.03        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                23,069    20,348        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.28     $1.15     $1.09     $1.04     $0.85     $1.00
Accumulation unit value at end of period                        $1.42     $1.28     $1.15     $1.09     $1.04     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,003    16,152    18,132    18,010    11,020     3,508
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.95     $1.76     $1.51     $1.23     $0.90     $1.00
Accumulation unit value at end of period                        $2.23     $1.95     $1.76     $1.51     $1.23     $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                25,720    32,335    28,423    18,934     9,886     3,541
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.79     $1.53     $1.31     $1.17     $0.83     $1.00
Accumulation unit value at end of period                        $2.07     $1.79     $1.53     $1.31     $1.17     $0.83
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,901     7,436     6,520     5,276     2,292       610
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $2.35     $1.97     $1.76     $1.35     $1.01     $1.00
Accumulation unit value at end of period                        $1.84     $2.35     $1.97     $1.76     $1.35     $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,852    13,498    15,139    12,119     6,601     2,989
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.82     $1.57     $1.46     $1.20     $0.92     $1.00
Accumulation unit value at end of period                        $1.75     $1.82     $1.57     $1.46     $1.20     $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,056     8,954     8,682     5,338     3,257     1,610
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                  $1.56     $1.34     $1.22     $1.10     $0.89     $1.00
Accumulation unit value at end of period                        $1.60     $1.56     $1.34     $1.22     $1.10     $0.89
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,837    13,922    11,400     7,311     3,856     1,418
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.92     $1.68     $1.50     $1.21     $0.95     $1.00
Accumulation unit value at end of period                        $1.96     $1.92     $1.68     $1.50     $1.21     $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                15,654    19,762    20,011    10,047     5,836     2,777
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                            VARIABLE ANNUITY -- PROSPECTUS   113

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.37     $1.23     $1.17     $1.03     $0.80     $1.00
Accumulation unit value at end of period                        $1.33     $1.37     $1.23     $1.17     $1.03     $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,550    15,324    16,269     6,220     2,770     1,483
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.00        --        --        --        --        --
Accumulation unit value at end of period                        $1.06        --        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,686        --        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.75     $1.45     $1.33     $1.17     $0.92     $1.00
Accumulation unit value at end of period                        $1.92     $1.75     $1.45     $1.33     $1.17     $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,267     4,513     4,983     4,090     2,091       566
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                  $1.00        --        --        --        --        --
Accumulation unit value at end of period                        $1.02        --        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    97        --        --        --        --        --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap
  Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                  $1.08     $1.02     $0.99     $0.92     $0.76     $1.00
Accumulation unit value at end of period                        $1.18     $1.08     $1.02     $0.99     $0.92     $0.76
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,135     4,033     4,710     3,047     2,246       712
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                  $1.16     $1.04     $1.00     $0.95     $0.72     $1.00
Accumulation unit value at end of period                        $1.17     $1.16     $1.04     $1.00     $0.95     $0.72
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,675     3,472     4,247     4,567     3,912     1,784
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (02/04/2004)
Accumulation unit value at beginning of period                  $1.22     $1.10     $1.09     $1.00        --        --
Accumulation unit value at end of period                        $1.25     $1.22     $1.10     $1.09        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,820     9,805     8,946     3,545        --        --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                  $2.18     $1.68     $1.46     $1.14     $0.85     $1.00
Accumulation unit value at end of period                        $2.74     $2.18     $1.68     $1.46     $1.14     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 6,370     6,302     5,189     2,575     1,371       431
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                  $1.04     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.06     $1.04        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,922     4,471        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.50     $1.30     $1.15     $1.00        --        --
Accumulation unit value at end of period                        $1.58     $1.50     $1.30     $1.15        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 6,986     8,796     5,927     2,391        --        --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.41     $1.24     $1.15     $1.00        --        --
Accumulation unit value at end of period                        $1.37     $1.41     $1.24     $1.15        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,773     5,725     3,700     1,477        --        --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.14     $1.08     $1.06     $1.00        --        --
Accumulation unit value at end of period                        $1.23     $1.14     $1.08     $1.06        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                62,902    46,387    23,303     4,223        --        --
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                  $1.04     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.11     $1.04        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                14,755    14,860        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.13     $1.11     $1.00     $0.94     $0.80     $1.00
Accumulation unit value at end of period                        $1.11     $1.13     $1.11     $1.00     $0.94     $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,630     2,416     2,388     1,649     1,108       583
-----------------------------------------------------------------------------------------------------------------------


 114 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.75     $1.39     $1.25     $1.09     $0.86     $1.00
Accumulation unit value at end of period                        $1.87     $1.75     $1.39     $1.25     $1.09     $0.86
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,184     2,660     3,019     2,995     2,797     1,392
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                  $1.30     $1.24     $1.12     $0.96     $0.73     $1.00
Accumulation unit value at end of period                        $1.33     $1.30     $1.24     $1.12     $0.96     $0.73
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   448       706       598       413       417       192
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                  $1.08     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.11     $1.08        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,646    10,682        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                  $1.27     $1.11     $1.12     $1.00        --        --
Accumulation unit value at end of period                        $1.33     $1.27     $1.11     $1.12        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   980     1,141     1,193       732        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                  $1.77     $1.49     $1.42     $1.20     $0.88     $1.00
Accumulation unit value at end of period                        $1.66     $1.77     $1.49     $1.42     $1.20     $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,216    10,437    11,559     7,783     5,093     2,665
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.34     $1.18     $1.15     $1.07     $0.90     $1.00
Accumulation unit value at end of period                        $1.35     $1.34     $1.18     $1.15     $1.07     $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,008     3,764     3,085     2,273     1,117       462
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (02/13/2002)
Accumulation unit value at beginning of period                  $1.03     $1.00     $0.99     $0.99     $1.00     $1.00
Accumulation unit value at end of period                        $1.07     $1.03     $1.00     $0.99     $0.99     $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                33,791    33,401    18,979    15,014    12,047    12,148
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash Management Fund at Dec. 31,
  2007 were 3.25% and 3.31%, respectively.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (02/04/2004)
Accumulation unit value at beginning of period                  $1.05     $1.02     $1.02     $1.00        --        --
Accumulation unit value at end of period                        $1.09     $1.05     $1.02     $1.02        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,252     4,585     3,473     1,734        --        --
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (02/13/2002)
Accumulation unit value at beginning of period                  $1.15     $1.12     $1.11     $1.07     $1.04     $1.00
Accumulation unit value at end of period                        $1.20     $1.15     $1.12     $1.11     $1.07     $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                68,622    60,502    37,023    19,654    12,452     5,971
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST
  RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.79     $1.51     $1.35     $1.15     $0.83     $1.00
Accumulation unit value at end of period                        $1.91     $1.79     $1.51     $1.35     $1.15     $0.83
Number of accumulation units outstanding at end of period
  (000 omitted)                                                43,798    50,646    33,232    17,932     5,976     2,058
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.37     $1.30     $1.38     $1.27     $1.14     $1.00
Accumulation unit value at end of period                        $1.46     $1.37     $1.30     $1.38     $1.27     $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                22,272    19,781    15,541     8,857     4,839     1,529
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                  $1.04     $1.04     $1.03     $1.00        --        --
Accumulation unit value at end of period                        $1.11     $1.04     $1.04     $1.03        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                17,958    20,730    13,014       516        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.16     $1.05     $0.98     $0.92     $0.76     $1.00
Accumulation unit value at end of period                        $1.18     $1.16     $1.05     $0.98     $0.92     $0.76
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,992    13,741    13,519     4,079     2,868       392
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                            VARIABLE ANNUITY -- PROSPECTUS   115

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.43     $1.31     $1.27     $1.15     $0.93     $1.00
Accumulation unit value at end of period                        $1.44     $1.43     $1.31     $1.27     $1.15     $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                19,687    25,271    27,474    25,456    15,576     4,269
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                  $1.13     $1.06     $1.04     $1.00        --        --
Accumulation unit value at end of period                        $1.15     $1.13     $1.06     $1.04        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,716    13,255     4,187       271        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.29     $1.13     $1.08     $1.03     $0.81     $1.00
Accumulation unit value at end of period                        $1.31     $1.29     $1.13     $1.08     $1.03     $0.81
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,299    12,875    11,604     2,482       744        96
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period                  $1.33     $1.13     $1.09     $1.00        --        --
Accumulation unit value at end of period                        $1.30     $1.33     $1.13     $1.09        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   789       734       632       499        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.23     $1.25     $1.15     $1.06     $0.88     $1.00
Accumulation unit value at end of period                        $1.38     $1.23     $1.25     $1.15     $1.06     $0.88
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,887     2,741     2,961     3,400     2,602       889
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                  $1.35     $1.19     $1.00        --        --        --
Accumulation unit value at end of period                        $1.47     $1.35     $1.19        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,225     7,878       393        --        --        --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.29     $1.13     $1.10     $1.01     $0.80     $1.00
Accumulation unit value at end of period                        $1.34     $1.29     $1.13     $1.10     $1.01     $0.80
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,187     9,874    10,825     9,241     5,428     1,648
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.07     $1.04     $1.04     $1.04     $1.04     $1.00
Accumulation unit value at end of period                        $1.11     $1.07     $1.04     $1.04     $1.04     $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,745    15,464    16,802    16,700    13,079     7,646
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.66     $1.51     $1.45     $1.24     $0.85     $1.00
Accumulation unit value at end of period                        $1.57     $1.66     $1.51     $1.45     $1.24     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,098     3,358     3,917     3,802     2,139       516
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                  $2.68     $2.02     $1.53     $1.25     $0.90     $1.00
Accumulation unit value at end of period                        $3.65     $2.68     $2.02     $1.53     $1.25     $0.90
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,242     5,716     4,677     1,199       318       121
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (02/13/2002)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                  $1.73     $1.41     $1.25     $1.08     $0.85     $1.00
Accumulation unit value at end of period                        $1.92     $1.73     $1.41     $1.25     $1.08     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,162     3,800     3,647     2,172       496       105
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period                  $1.35     $1.18     $1.15     $1.00        --        --
Accumulation unit value at end of period                        $1.30     $1.35     $1.18     $1.15        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                27,381    32,887    26,831     6,418        --        --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                  $1.22     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.10     $1.22        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,961     4,670        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                  $0.99     $1.00        --        --        --        --
Accumulation unit value at end of period                        $1.19     $0.99        --        --        --        --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,490     3,111        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------


 116 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                              2007      2006      2005      2004      2003      2002
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (02/13/2002)
Accumulation unit value at beginning of period                  $2.68     $1.98     $1.65     $1.28     $0.87     $1.00
Accumulation unit value at end of period                        $3.08     $2.68     $1.98     $1.65     $1.28     $0.87
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,565    12,918    11,470     5,817     2,667     1,055
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (02/13/2002)
Accumulation unit value at beginning of period                  $1.64     $1.54     $1.40     $1.20     $0.85     $1.00
Accumulation unit value at end of period                        $1.71     $1.64     $1.54     $1.40     $1.20     $0.85
Number of accumulation units outstanding at end of period
  (000 omitted)                                                19,504    23,503    23,080    15,408     8,442     3,131
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.39     $1.25     $1.18     $1.01     $0.75     $1.00
Accumulation unit value at end of period                        $1.47     $1.39     $1.25     $1.18     $1.01     $0.75
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,414     3,081     3,829     3,698     3,344     1,985
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                  $1.34     $1.10     $1.05     $0.94     $0.67     $1.00
Accumulation unit value at end of period                        $1.51     $1.34     $1.10     $1.05     $0.94     $0.67
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,799     1,527     1,557     1,643     1,441       387
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                            VARIABLE ANNUITY -- PROSPECTUS   117

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2007..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Financial Statements


 118 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                            VARIABLE ANNUITY -- PROSPECTUS   119

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by

     RiverSource Life Insurance Company. Both companies are affiliated with
                       Ameriprise Financial Services, Inc


        (C)2008 RiverSource Life Insurance Company. All rights reserved.


S-6273 L (5/08)

PROSPECTUS


MAY 1, 2008


RIVERSOURCE


RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY


RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY


RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)
             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             ameriprise.com/variableannuities
             RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

     - AIM Variable Insurance Funds

     - AllianceBernstein Variable Products Series Fund, Inc.

     - American Century Variable Portfolios, Inc

     - Columbia Funds Variable Insurance Trust

     - Credit Suisse Trust

     - Dreyfus Variable Investment Fund

     - Eaton Vance Variable Trust

     - Evergreen Variable Annuity Trust

     - Fidelity(R) Variable Insurance Products - Service Class 2

     - Franklin(R) Templeton(R) Variable Insurance
         Products Trust (FTVIPT) - Class 2

     - Goldman Sachs Variable Insurance Trust (VIT)

     - Janus Aspen Series: Service Shares

     - Legg Mason Variable Portfolios I, Inc.

     - MFS(R) Variable Insurance Trust(SM)

     - Neuberger Berman Advisers Management Trust

     - Oppenheimer Variable Account Funds - Service Shares

     - PIMCO Variable Investment Trust (VIT)


     - RiverSource Variable Series Trust (RVST) formerly known as RiverSource Variable Portfolio Funds


     - The Universal Institutional Funds, Inc.
       Van Kampen Life Investment Trust

     - Wanger Advisors Trust

     - Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS   1

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   6
EXPENSE SUMMARY.............................................   8
CONDENSED FINANCIAL INFORMATION.............................  14
FINANCIAL STATEMENTS........................................  14
THE VARIABLE ACCOUNT AND THE FUNDS..........................  14
GUARANTEE PERIOD ACCOUNTS (GPAS)............................  17
THE FIXED ACCOUNT...........................................  18
BUYING YOUR CONTRACT........................................  19
CHARGES.....................................................  23
VALUING YOUR INVESTMENT.....................................  29
MAKING THE MOST OF YOUR CONTRACT............................  31
SURRENDERS..................................................  40
TSA -- SPECIAL PROVISIONS...................................  41
CHANGING OWNERSHIP..........................................  42
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  42
OPTIONAL BENEFITS...........................................  44
THE ANNUITY PAYOUT PERIOD...................................  74
TAXES.......................................................  76
VOTING RIGHTS...............................................  79
SUBSTITUTION OF INVESTMENTS.................................  79
ABOUT THE SERVICE PROVIDERS.................................  80
ADDITIONAL INFORMATION......................................  81
APPENDIX A: THE FUNDS.......................................  83
APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)........  96
APPENDIX C: EXAMPLE -- SURRENDER CHARGES....................  98
APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS.............. 102
APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS............. 106
APPENDIX F: ADDITIONAL RMD DISCLOSURE....................... 113
APPENDIX G: CONDENSED FINANCIAL INFORMATION (UNAUDITED)..... 115
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION............................................... 145





 2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

- current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: Our general account which includes the Regular Fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER (GWB FOR LIFE(R)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS   3
the right to take limited withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access. This rider is no longer available for sale.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


OWNER (YOU, YOUR): A person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your, and owner" means the annuitant where contract provisions are based on the age or life of the owner.



PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider. If you do not select the Accumulation Benefit rider, the GWB for Life rider or the optional SecureSource rider, you may elect to participate in the PN program at no additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life and/or SecureSource rider. The rider adds the terms of the optional benefit to your contract.



RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


SECURESOURCE(SM) RIDERS: This is an optional benefit that you can add to your contract for an additional charge. SecureSource -- Single Life covers one person. SecureSource -- Joint Life covers two spouses jointly. The benefit is intended to provide guaranteed withdrawals up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. These riders require participation in the Portfolio Navigator Asset Allocation program. These riders are not available for RAVA 4 Access.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

 4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS   5

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. RAVA 4 Advantage and RAVA 4 Select include the option to purchase living benefit riders; living benefit riders are not currently available under RAVA 4 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:

- "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (see "Taxes")


- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.


- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (see "Annuity Payout Plans -- Plan E") Does the contract meet your current and anticipated future needs for liquidity?


 6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?


- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (see "Charges")



- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (see "Surrenders")


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (see "Making the Most of Your Contract -- Transferring Among Accounts")



FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value less the amounts of any purchase payment credits, subject to market value adjustment. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among the:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")



- the GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see "Guarantee Period Accounts
  (GPAs)")



- the regular fixed account, which earns interest at rates that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio (model portfolio) you selected. (see "The Fixed Account")



- the Special DCA fixed account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. GPAs and regular fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")



OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS   7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE:
(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*

           SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
   PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
           0                     7%                     0                     8%
           1                     7                      1                     8
           2                     7                      2                     8
           3                     6                      3                     7
           4                     5                      4                     7
           5                     4                      5                     6
           6                     2                      6                     5
           7+                    0                      7                     4
                                                        8                     3
                                                        9                     2
                                                       10+                    0


* In certain states the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, surrender charges are waived after the tenth contract anniversary.


SURRENDER CHARGE FOR RAVA 4 SELECT (EXCEPT TEXAS):
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                         YEARS FROM                                                  SURRENDER CHARGE
                       CONTRACT DATE                                                    PERCENTAGE
                             1                                                              7%
                             2                                                              7
                             3                                                              7
                             Thereafter                                                     0

SURRENDER CHARGE FOR RAVA 4 SELECT IN TEXAS:
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                    NUMBER OF COMPLETED
                  YEARS FROM DATE OF EACH                                            SURRENDER CHARGE
                      PURCHASE PAYMENT                                                  PERCENTAGE
                             0                                                              8%
                             1                                                              7
                             2                                                              6
                             Thereafter                                                     0

There are no surrender charges after the third contract anniversary.

 8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE FOR RAVA 4 ACCESS:                                           0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                Maximum: $50*                         Current: $30

(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:                       RAVA 4 ADVANTAGE              RAVA 4 SELECT              RAVA 4 ACCESS
 FOR NONQUALIFIED ANNUITIES                                1.05%                        1.30%                      1.45%
 FOR QUALIFIED ANNUITIES                                    .85%                        1.10%                      1.25%

OPTIONAL RIDER FEES

OPTIONAL DEATH BENEFITS

(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)

 ROPP RIDER FEE                                                 Maximum: 0.30%                       Current: 0.20%
 MAV RIDER FEE                                                  Maximum: 0.35%                       Current: 0.25%
 5-YEAR MAV RIDER FEE                                           Maximum: 0.20%                       Current: 0.10%
 EEB RIDER FEE                                                  Maximum: 0.40%                       Current: 0.30%
 EEP RIDER FEE                                                  Maximum: 0.50%                       Current: 0.40%

OPTIONAL LIVING BENEFITS

 ACCUMULATION BENEFIT RIDER FEE                                 Maximum: 2.50%                       Current: 0.60%

(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. The fee applies only if you elect the optional rider.)

 GWB FOR LIFE RIDER FEE                                         Maximum: 1.50%                       Current: 0.65%

(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)


 SECURESOURCE - SINGLE LIFE RIDER FEE                           Maximum: 1.50%                       Current: 0.65%
 SECURESOURCE - JOINT LIFE RIDER FEE                            Maximum: 1.75%                       Current: 0.85%


(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS   9

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2007, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.52%                         2.09%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 AIM V.I. Capital Appreciation Fund,       0.61%          0.25%          0.27%               --%                   1.13%
 Series II Shares
 AIM V.I. Capital Development Fund,        0.75           0.25           0.31                --                    1.31(1)
 Series II Shares
 AIM V.I. Financial Services Fund,         0.75           0.25           0.36                --                    1.36
 Series II Shares
 AIM V.I. Global Health Care Fund,         0.75           0.25           0.32              0.01                    1.33(1)
 Series II Shares
 AIM V.I. International Growth Fund,       0.71           0.25           0.36              0.01                    1.33(1)
 Series II Shares
 AllianceBernstein VPS Global              0.75           0.25           0.17                --                    1.17
 Technology Portfolio (Class B)
 AllianceBernstein VPS Growth and          0.55           0.25           0.04                --                    0.84
 Income Portfolio (Class B)
 AllianceBernstein VPS International       0.75           0.25           0.06                --                    1.06
 Value Portfolio (Class B)
 AllianceBernstein VPS Large Cap           0.75           0.25           0.07                --                    1.07
 Growth Portfolio (Class B)
 American Century VP Mid Cap Value,        0.90           0.25           0.01                --                    1.16
 Class II
 American Century VP Ultra(R), Class       0.90           0.25           0.01                --                    1.16
 II
 American Century VP Value, Class II       0.83           0.25           0.01                --                    1.09
 Columbia High Yield Fund, Variable        0.78           0.25           0.12                --                    1.15(2)
 Series, Class B
 Columbia Marsico Growth Fund,             0.97             --           0.02                --                    0.99
 Variable Series, Class A
 Columbia Marsico International            1.02           0.25           0.12                --                    1.39
 Opportunities Fund, Variable Series,
 Class B
 Credit Suisse Trust - Commodity           0.50           0.25           0.28                --                    1.03(3)
 Return Strategy Portfolio
 Dreyfus Variable Investment Fund          0.75           0.25           0.28                --                    1.28
 International Equity Portfolio,
 Service Shares
 Dreyfus Variable Investment Fund          1.00           0.25           0.19                --                    1.44
 International Value Portfolio,
 Service Shares
 Eaton Vance VT Floating-Rate Income       0.57           0.25           0.32                --                    1.14
 Fund
 Evergreen VA Fundamental Large Cap        0.58           0.25           0.17                --                    1.00
 Fund - Class 2
 Evergreen VA International Equity         0.39           0.25           0.24                --                    0.88
 Fund - Class 2
 Fidelity(R) VIP Contrafund(R)             0.56           0.25           0.09                --                    0.90
 Portfolio Service Class 2
 Fidelity(R) VIP Mid Cap Portfolio         0.56           0.25           0.10                --                    0.91
 Service Class 2
 Fidelity(R) VIP Overseas Portfolio        0.71           0.25           0.14                --                    1.10
 Service Class 2
 FTVIPT Franklin Global Real Estate        0.75           0.25           0.31                --                    1.31(4)
 Securities Fund - Class 2
 FTVIPT Franklin Small Cap Value           0.51           0.25           0.15              0.02                    0.93(5)
 Securities Fund - Class 2
 FTVIPT Mutual Shares Securities           0.59           0.25           0.13                --                    0.97
 Fund - Class 2
 Goldman Sachs VIT Structured U.S.         0.65             --           0.07                --                    0.72(6)
 Equity Fund - Institutional Shares
 Janus Aspen Series Large Cap Growth       0.64           0.25           0.02              0.01                    0.92
 Portfolio: Service Shares
 Legg Mason Partners Variable Small        0.75             --           0.35                --                    1.10(7)
 Cap Growth Portfolio, Class I


 10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 MFS(R) Investors Growth Stock             0.75%          0.25%          0.11%               --%                   1.11%
 Series - Service Class
 MFS(R) Total Return Series - Service      0.75           0.25           0.08                --                    1.08(8)
 Class
 MFS(R) Utilities Series - Service         0.75           0.25           0.10                --                    1.10(8)
 Class
 Neuberger Berman Advisers Management      1.14           0.25           0.17                --                    1.56(9)
 Trust International Portfolio (Class
 S)
 Neuberger Berman Advisers Management      0.84           0.25           0.08                --                    1.17
 Trust Socially Responsive Portfolio
 (Class S)
 Oppenheimer Global Securities             0.62           0.25           0.02                --                    0.89
 Fund/VA, Service Shares
 Oppenheimer Main Street Small Cap         0.70           0.25           0.02                --                    0.97
 Fund/VA, Service Shares
 Oppenheimer Strategic Bond Fund/VA,       0.57           0.25           0.02              0.02                    0.86(10)
 Service Shares
 Oppenheimer Value Fund/VA, Service        0.75           0.25           0.63                --                    1.63(10)
 Shares
 PIMCO VIT All Asset Portfolio,            0.18           0.25           0.25              0.69                    1.37(11)
 Advisor Share Class
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.76                    1.31(12)
 Portfolios - Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.64                    1.19(12)
 Portfolios - Conservative
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.70                    1.25(12)
 Portfolios - Moderate
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.73                    1.28(12)
 Portfolios - Moderately Aggressive
 RVST Disciplined Asset Allocation(SM)       --           0.25           0.30              0.67                    1.22(12)
 Portfolios - Moderately Conservative
 RVST RiverSource(R) Partners Variable     0.70           0.13           0.16                --                    0.99(13)
 Portfolio - Fundamental Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Fundamental Value Fund)
 RVST RiverSource(R) Partners Variable     0.83           0.13           1.13                --                    2.09(13)
 Portfolio - Select Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Select Value Fund)
 RVST RiverSource(R) Partners Variable     0.97           0.13           0.18                --                    1.28(13)
 Portfolio - Small Cap Value Fund
 (previously RiverSource(R) Variable
 Portfolio - Small Cap Value Fund)
 RVST RiverSource(R) Variable              0.53           0.13           0.14                --                    0.80
 Portfolio - Balanced Fund
 RVST RiverSource(R) Variable              0.33           0.13           0.14                --                    0.60
 Portfolio - Cash Management Fund
 RVST RiverSource(R) Variable              0.45           0.13           0.16                --                    0.74
 Portfolio - Diversified Bond Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.14                --                    0.86
 Portfolio - Diversified Equity Income
 Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.19                --                    1.00(13)
 Portfolio - Global Bond Fund
 RVST RiverSource(R) Variable              0.44           0.13           0.17                --                    0.74(13)
 Portfolio - Global Inflation
 Protected Securities Fund
 RVST RiverSource(R) Variable              0.60           0.13           0.16                --                    0.89
 Portfolio - Growth Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.15                --                    0.87
 Portfolio - High Yield Bond Fund
 RVST RiverSource(R) Variable              0.61           0.13           0.17                --                    0.91
 Portfolio - Income Opportunities Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Large Cap Equity Fund
 RVST RiverSource(R) Variable              0.59           0.13           0.36                --                    1.08(13)
 Portfolio - Large Cap Value Fund
 RVST RiverSource(R) Variable              0.58           0.13           0.15                --                    0.86
 Portfolio - Mid Cap Growth Fund
 RVST RiverSource(R) Variable              0.73           0.13           0.17                --                    1.03(13)
 Portfolio - Mid Cap Value Fund
 RVST RiverSource(R) Variable              0.22           0.13           0.17                --                    0.52(13)
 Portfolio - S&P 500 Index Fund
 RVST RiverSource(R) Variable              0.48           0.13           0.18                --                    0.79
 Portfolio - Short Duration U.S.
 Government Fund
 RVST RiverSource(R) Variable              0.68           0.13           0.20                --                    1.01(13)
 Portfolio - Small Cap Advantage Fund
 RVST Threadneedle(R) Variable             1.11           0.13           0.26                --                    1.50
 Portfolio - Emerging Markets Fund
 (previously RiverSource(R) Variable
 Portfolio - Emerging Markets Fund)
 RVST Threadneedle(R) Variable             0.69           0.13           0.19                --                    1.01
 Portfolio - International Opportunity
 Fund
 (previously RiverSource(R) Variable
 Portfolio - International Opportunity
 Fund)
 Van Kampen Life Investment Trust          0.56           0.25           0.03                --                    0.84
 Comstock Portfolio, Class II Shares
 Van Kampen UIF Global Real Estate         0.85           0.35           0.38                --                    1.58(14)
 Portfolio, Class II Shares
 Van Kampen UIF Mid Cap Growth             0.75           0.35           0.35                --                    1.45(14)
 Portfolio, Class II Shares
 Wanger International Small Cap            0.88             --           0.11                --                    0.99
 (effective June 1, 2008, the Fund
 will change its name to Wanger
 International)


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                      ACQUIRED FUND            GROSS TOTAL
                                        MANAGEMENT        12B-1          OTHER          FEES AND                  ANNUAL
                                           FEES           FEES         EXPENSES        EXPENSES**                EXPENSES
 Wanger U.S. Smaller Companies             0.90%            --%          0.05%               --%                   0.95%
 (effective June 1, 2008, the Fund
 will change its name to Wanger USA)
 Wells Fargo Advantage VT Opportunity      0.73           0.25           0.20                --                    1.18(15)
 Fund
 Wells Fargo Advantage VT Small Cap        0.75           0.25           0.23                --                    1.23(15)
 Growth Fund



* The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. In addition, effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the Fund in such affiliated money market funds. These waiver agreements are in effect through at least April 30, 2009. After fee waivers and expense reimbursements net expenses would be 1.30% for AIM V.I. Capital Development Fund, Series II Shares, 1.32% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


(2) The Fund's investment adviser has contractually agreed to waive 0.19% of the distribution (12b-1) fees until April 30, 2009. In addition, the Fund's investment adviser has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, (if any)) do not exceed 0.60% annually through April 30, 2009. If these waivers were reflected in the above table, net expenses would be 0.66%. There is no guarantee that these waivers and/or limitations will continue after April 30, 2009.


(3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.


(4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee waivers net expenses would be 0.89% for FTVIPT Franklin Global Real Estate Securities Fund - Class 2.


(5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.91% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.


(6) The Investment Adviser has voluntarily agreed to reduce or limit "Other expenses" (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be terminated at any time at the option of the Investment Adviser. After expense reductions net expenses would be 0.71% for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares.


(7) Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.00%. These voluntary fee waivers and reimbursements do not cover brokerage, taxes, interest and extraordinary expenses and may be reduced or terminated at any time. After fee waivers and expense reimbursements net expenses would be 1.00%.


(8) MFS has agreed in writing to reduce its management fee to 0.65% for MFS Total Return Series annually on average daily net assets in excess of $3 billion and 0.70% for MFS Utilities Series annually on average daily net assets in excess of $1 billion. After fee reductions net expenses would be 1.05% for MFS Total Return Series - Service Class and 1.07% for MFS Utilities Series - Service Class. This written agreement will remain in effect until modified by the Fund's Board of Trustees.


(9) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2011, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53% for Neuberger Berman Advisers Management Trust International Portfolio (Class S).


(10) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2007, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund and OFI Master Loan Fund LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares. In addition, for Oppenheimer Value Fund/VA, Service Shares, effective Jan. 1, 2007, the Manager has voluntarily agreed to an expense waiver of any total expenses over 1.50% of average annual net assets. After fee waivers and expense reimbursements, the net expenses would be 1.50% for Oppenheimer Value Fund/VA, Service Shares.


(11) PIMCO has contractually agreed through Dec. 31, 2008, to reduce its advisory fee to the extent that the "Acquired fund fees and expenses" attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.35%.


(12) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Aggressive, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Conservative, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderate, 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Aggressive and 0.41% for RVST Disciplined Asset Allocation(SM) Portfolios - Moderately Conservative.


(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RVST RiverSource(R) Partners Variable
      Portfolio - Fundamental Value Fund, 1.03% for RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund, 0.98% for RVST RiverSource(R) Variable Portfolio - Global Bond Fund, 0.72% for RVST RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 1.05% for


 12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

      RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.05% for RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.51% for RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund and 1.13% for RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund.


(14) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursement, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.16% for Van Kampen UIF Mid Cap Growth Portfolio.


(15) The adviser has contractually agreed through April 30, 2009 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP and Accumulation Benefit(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                IF YOU SURRENDER YOUR CONTRACT
                                                          AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule(3)           $1,457      $2,739       $3,882        $6,323
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule            1,357        2,639        3,682         6,123
 RAVA 4 SELECT                                          1,383        2,713        3,294         6,296
 RAVA 4 SELECT - TEXAS                                  1,483        2,613        3,294         6,296
 RAVA 4 ACCESS                                            443        1,337        2,241         4,547

                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                        AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule(3)          $657       $1,939       $3,182        $6,123
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule            657        1,939        3,182         6,123
 RAVA 4 SELECT                                          683        2,013        3,294         6,296
 RAVA 4 SELECT - TEXAS                                  683        2,013        3,294         6,296
 RAVA 4 ACCESS                                          443        1,337        2,241         4,547



                                                                IF YOU SURRENDER YOUR CONTRACT
                                                          AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule(3)           $1,436      $2,683       $3,796        $6,186
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule            1,336        2,583        3,596         5,986
 RAVA 4 SELECT                                          1,363        2,656        3,208         6,163
 RAVA 4 SELECT- TEXAS                                   1,463        2,556        3,208         6,163
 RAVA 4 ACCESS                                            423        1,278        2,146         4,377

                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                        AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule(3)          $636       $1,883       $3,096        $5,986
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule            636        1,883        3,096         5,986
 RAVA 4 SELECT                                          663        1,956        3,208         6,163
 RAVA 4 SELECT- TEXAS                                   663        1,956        3,208         6,163
 RAVA 4 ACCESS                                          423        1,278        2,146         4,377


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   13

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                IF YOU SURRENDER YOUR CONTRACT
                                                          AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)           $963       $1,305       $1,570        $2,097
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule              863        1,205        1,370         1,897
 RAVA 4 SELECT                                            889        1,286        1,007         2,181
 RAVA 4 SELECT - TEXAS                                    989        1,186        1,007         2,181
 RAVA 4 ACCESS                                            205          635        1,089         2,349

                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                        AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)         $163        $505        $  870        $1,897
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule            163         505           870         1,897
 RAVA 4 SELECT                                          189         586         1,007         2,181
 RAVA 4 SELECT - TEXAS                                  189         586         1,007         2,181
 RAVA 4 ACCESS                                          205         635         1,089         2,349



                                                                IF YOU SURRENDER YOUR CONTRACT
                                                          AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)           $942       $1,242       $1,464        $1,874
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule              842        1,142        1,264         1,674
 RAVA 4 SELECT                                            869        1,223          902         1,963
 RAVA 4 SELECT - TEXAS                                    969        1,123          902         1,963
 RAVA 4 ACCESS                                            185          572          985         2,135

                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                        AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule (3)         $142        $442         $764         $1,674
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule            142         442          764          1,674
 RAVA 4 SELECT                                          169         523          902          1,963
 RAVA 4 SELECT - TEXAS                                  169         523          902          1,963
 RAVA 4 ACCESS                                          185         572          985          2,135



(1) In these examples, the contract administrative charge is approximated as a .017% charge for RAVA 4 Advantage, a .027% charge for RAVA 4 Select, a .027% for RAVA 4 Select - Texas, and .034% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3) In certain states, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.


CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix G.


We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.



FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts with history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those

 14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives and policies, investment advisers and subadvisers, please see Appendix A.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   15
  to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2007.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

   - Compensating, training and educating financial advisors who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

 16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

GUARANTEE PERIOD ACCOUNTS (GPAS)


The GPAs may not be available for contracts in some states. GPAs are not available if the GWB for Life, SecureSource, Accumulation Benefit, or PN program is selected.



Currently, unless the PN program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. The required minimum investment in each GPA is $1,000. (Exception: if a model portfolio includes one or more GPAs, the required minimum does not apply.) These accounts are not offered after annuity payouts begin.


Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Minnesota Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the regular fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   17
guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.


We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the GWB for Life rider, SecureSource rider or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.


The 30-day rule does not apply and no MVA will apply to:

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

- amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;

- automatic rebalancing under any PN program model portfolio we offer which includes one or more GPAs. However, an MVA may apply if you transfer to a new PN program model portfolio;

- amounts applied to an annuity payout plan while a PN program model portfolio including one or more GPAs is in effect;

- reallocation of your contract value according to an updated PN program model portfolio;

- amounts surrendered for fees and charges; and

- amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

                                 IF YOUR GPA RATE IS:            THE MVA IS:
                         Less than the new GPA rate + 0.10%        Negative
                         Equal to the new GPA rate + 0.10%         Zero
                         Greater than the new GPA rate + 0.10%     Positive

For an example, see Appendix B.

THE FIXED ACCOUNT

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT

For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days

 18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

(Feb. 29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. Subject to state limitations, we reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)


THE SPECIAL DCA FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)

BUYING YOUR CONTRACT


You can fill out an application and send it along with your initial purchase payment to our corporate office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts; additionally, optional living benefit riders are not available under RAVA 4 Access. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.


When you apply, you may select among the following (if available in your state):

- GPAs(1), the regular fixed account(2), subaccounts and/or the Special DCA fixed account in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years)(3);

- the optional PN program;

- one of the following optional death benefits:

   - ROPP Death Benefit(4);

   - MAV Death Benefit(4);

   - 5-Year MAV Death Benefit(4);

   - EEB Death Benefit(4);

   - EEP Death Benefit(4); and

- under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

   - Accumulation Benefit rider(5); or

   - SecureSource rider(5).


(1) GPAs are not available if the GWB for Life, SecureSource, or Accumulation Benefit riders are selected.

(2) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.

(3) In certain states, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary.

(4) You may select any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(5) You may select either the Accumulation Benefit or SecureSource rider. The Accumulation Benefit and SecureSource - Single Life riders are only available if you are 80 or younger at the rider effective date. SecureSource - Joint Life rider is available if both covered spouses are 80 or younger.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   19

The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the regular fixed account and/or to the Special DCA fixed account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")


If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the GPAs, the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.



We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and


- no later than the annuitant's 90th birthday or the tenth contract anniversary, if purchased after age 80, or a date that has been otherwise agreed to by us.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.


Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)



If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.


 20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS(*)

MINIMUM ALLOWABLE PURCHASE PAYMENTS(**)

If paying by installments under a scheduled payment plan:

  $23.08 biweekly, or
  $50 per month

                                                 RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
If paying by any other method:
  initial payment for qualified annuities             $1,000            $2,000           $2,000
  initial payment for nonqualified annuities           2,000            10,000           10,000
  for any additional payments                             50                50               50


  * RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.



 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois, Massachusetts and New Jersey.



MAXIMUM ALLOWABLE PURCHASE PAYMENTS(***) (without corporate office approval) based on your age on the effective date of the contract:


                                                 RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
For the first year:
  through age 85                                     $999,999          $999,999         $999,999
  for ages 86 to 90                                   100,000           100,000          100,000
For each subsequent year:
  through age 85                                      100,000           100,000          100,000
  for ages 86 to 90                                    50,000            50,000           50,000


*** These limits apply in total to all RiverSource Life annuities you own. These limits do not apply to contracts in New Jersey. We reserve the right to increase maximum limits. For qualified annuities, the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative purchase payments for contracts with the GWB for Life or SecureSource rider, subject to state restrictions. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date and each elective step up of the Accumulation Benefit rider.


Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract.


Subject to state law limitations, we reserve the right to not accept purchase payments allocated to the regular fixed account for twelve months following either:


1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1  BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2  BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   21

PURCHASE PAYMENT CREDITS

PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:


  - if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or


  - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.


- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.


FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received


  - if you elect the ten-year surrender charge schedule for your contract.


Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or your settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a death benefit payment under this contract; (2) a request for surrender charge waiver due to Hospital or Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, includes purchase payment credits applied within twelve months preceding the date of death.

 22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. Subject to state law limitations, we prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. The contract administrative charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*



We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.


If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                RAVA 4 ADVANTAGE                 RAVA 4 SELECT                 RAVA 4 ACCESS
 For nonqualified annuities                          1.05%                           1.30%                         1.45%
 For qualified annuities                              .85%                           1.10%                         1.25%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs, the regular fixed account or the Special DCA fixed account.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.


Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   23

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider or SecureSource rider:



CONTRACTS WITHOUT GWB FOR LIFE RIDER OR SECURESOURCE RIDER


The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.


CONTRACTS WITH GWB FOR LIFE RIDER OR SECURESOURCE RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings;

- the Remaining Benefit Payment; or

- the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

           SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
   PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
           0                     7%                     0                     8%
           1                     7                      1                     8
           2                     7                      2                     8
           3                     6                      3                     7
           4                     5                      4                     7
           5                     4                      5                     6
           6                     2                      6                     5
           7+                    0                      7                     4
                                                        8                     3
                                                        9                     2
                                                       10+                    0


* In certain states the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary. Surrender charges may vary by state based on your age at contract issue.


 24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA 4 SELECT (EXCEPT TEXAS):

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                            CONTRACT YEAR                                          SURRENDER CHARGE PERCENTAGE
                                  1                                                             7%
                                  2                                                             7
                                  3                                                             7
                                  Thereafter                                                    0



SURRENDER CHARGE UNDER RAVA 4 SELECT IN TEXAS:

For purposes of calculating any surrender charge under RAVA 4 Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                          NUMBER OF COMPLETED YEARS
                      FROM DATE OF EACH PURCHASE PAYMENT                               SURRENDER CHARGE PERCENTAGE
                                      0                                                             8%
                                      1                                                             7
                                      2                                                             6
                                      Thereafter                                                    0



3. There are no surrender charges after the third contract anniversary.

SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:


For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge, plus or minus any applicable MVA.


For an example, see Appendix C.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- if you elected the GWB for Life or SecureSource rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


- amounts surrendered after the tenth contract anniversary in Alabama and Massachusetts;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

- contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   25

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA fixed account. Such fee is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up, the elective spousal continuation step up, or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups and elective spousal continuation step ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.


(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with GWB for Life or SecureSource riders.


 26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

GWB FOR LIFE RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract anniversary value or the remaining benefit amount (RBA). We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.


(1) The GWB for Life rider is no longer available for sale.


Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The GWB for Life rider charge will not exceed a maximum charge of 1.50%.

We will not change the GWB for Life rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.


If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.


The fee does not apply after annuity payouts begin.


SECURESOURCE RIDER FEE

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA)(1) for this optional feature only if you select it(2) as follows:


- SecureSource -- Single Life rider, 0.65%;



- SecureSource -- Joint Life rider, 0.85%.


We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this approach to comply with state regulations where necessary.


Once you elect the SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.



Currently the SecureSource rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource --


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   27

Single Life rider charge will not exceed a maximum charge of 1.50%. The SecureSource -- Joint Life rider charge will not exceed a maximum charge of 1.75%.



We will not change the SecureSource rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

(1) In Washington, the fee is based on the greater of the variable account contract value or the RBA less amounts invested in the fixed account.

(2) For Single Life, available if you are 80 or younger at the rider effective date. For Joint Life, available if you and your spouse are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with the Accumulation Benefit rider.


ROPP RIDER FEE
We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual fee of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(3) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.


MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(4) If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(4) Available if you are 75 or younger at the rider effective date. Not available with the 5-Year MAV.


5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

 28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(1) Available if you are 75 or younger at the rider effective date. Not available with the MAV.


EEB RIDER FEE

We charge a fee for this optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE
We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.

RIDER COMBINATION DISCOUNT
A fee discount of 0.05% applies if you purchase the 5-Year MAV with either the EEB or EEP. A fee discount of 0.10% applies if you purchase the MAV with either the EEB or EEP.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA

We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and purchase payment credits allocated to the GPA;

- plus any amounts transferred to the GPA from the regular fixed account or subaccounts;

- plus interest credited;

- minus any amounts transferred from the GPA to the regular fixed account or any subaccount;

- minus any amounts deducted for charges or surrenders;

- plus or minus any applicable MVA; and/or

- minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   29

REGULAR FIXED ACCOUNT

We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the ROPP rider fee (if selected);

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the 5-Year MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected);

- minus any prorated portion of the Accumulation Benefit rider fee (if selected)*;

- minus any prorated portion of the GWB for Life rider fee (if selected)*; and


- minus any prorated portion of the SecureSource rider fee (if selected)*.


* The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA FIXED ACCOUNT

We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges);

- minus amounts transferred out; and

- minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

 30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;


and a deduction of a prorated portion of:



- the contract administrative charge;


- the ROPP rider fee (if selected);

- the MAV rider fee (if selected);

- the 5-Year MAV rider fee (if selected);

- the EEB rider fee (if selected);

- the EEP rider fee (if selected);

- the Accumulation Benefit rider fee (if selected);

- the GWB for Life rider fee (if selected); and/or


- the SecureSource rider fee (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, SecureSource, Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal
number                                                                                               NUMBER
of dollars each month                            AMOUNT                  ACCUMULATION                OF UNITS
....                         MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness
           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   31
to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

- You cannot transfer existing contract values into a Special DCA fixed account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.


- You may not use the regular fixed account, GPA account, or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)


- We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change.

- We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

- Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

- Fundings from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).

- We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING


You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the GPAs, regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method

 32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)


The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include certain GPAs and/or the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider, GWB for Life or SecureSource rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.


Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.


We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   33

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, the regular fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an

 34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit, GWB for Life rider or SecureSource rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes Secure Source rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource rider, we reserve the right to limit the number of model portfolios from which you can select, subject to state restrictions.


We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).


RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   35
market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER, GWB FOR LIFE RIDER OR SECURESOURCE RIDER



If you purchase the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider, you are required to participate in the PN program under the terms of each rider.


- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.


- GWB FOR LIFE OR SECURESOURCE RIDER: The GWB for Life or SecureSource rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE OR SECURESOURCE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.


OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Benefit rider, the optional GWB for Life rider or an optional SecureSource rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full surrender from your contract or on your settlement date.


TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.

You may transfer contract value from any one subaccount, GPAs or the regular fixed account, to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.


We may suspend or modify transfer privileges at any time, subject to state law limitations.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and regular fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the regular fixed account until the next contract anniversary. We reserve the right to limit transfers

 36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS
  to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA.

  Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established within 30 days of contract issue, the 30% limitation does not apply to transfers made from the regular fixed account to the subaccounts for the duration of this initial arrangement.

- You may transfer contract values from any GPA to the subaccounts, regular fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the regular fixed account at any other time.

- You may not make a transfer to the Special DCA fixed account.


- Once annuity payouts begin, you may not make transfers to or from the GPAs or the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCA fixed account.


FOR RAVA 4 ACCESS

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time. The amount transferred to any GPA must be at least $1,000.

- You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

- You may transfer contract values from any GPA to the subaccounts, or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- You may not make a transfer to the Special DCA fixed account.


- Once annuity payouts begin, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCA fixed account.


MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   37

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;


- limiting the dollar amount that you may transfer at any one time;



- suspending the transfer privilege; or



- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing

 38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS
  policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

1  BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:     Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the GPAs, the regular fixed account or the Special DCA fixed account are not allowed.

- Automated transfers from the regular fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.

MINIMUM AMOUNT

Transfers or surrenders:     $50

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   39

MAXIMUM AMOUNT

Transfers or surrenders:     None (except for automated transfers from the
regular fixed account)

3  BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:

(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                  Contract value or entire account balance

Surrenders:                 $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").



Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life rider or SecureSource(SM) rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider or SecureSource rider, your benefits under the rider may be reduced (see "Optional Benefits"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").


SURRENDER POLICIES


If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA fixed account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may request specifically surrender from a GPA or Special DCA fixed account. The minimum contract value after partial surrender is $600. If you elected a SecureSource rider, the minimum contract value after partial surrender is zero and you do not have the option to request from which account to surrender.


 40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

RECEIVING PAYMENT

1  BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2  BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   - you are at least age 59 1/2;

   - you are disabled as defined in the Code;


   - you severed employment with the employer who purchased the contract;



   - the distribution is because of your death;



   - effective Jan. 1, 2009, the distribution is due to plan termination; or



   - effective Jan. 1, 2009, you are a military reservist.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life, SecureSource or Accumulation Benefit rider.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   41

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.



Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit, GWB for Life or SecureSource. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP
Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider, the GWB for Life rider and SecureSource -- Single Life rider will continue upon change of ownership. The SecureSource -- Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. No other ownership changes are allowed while this rider is in force. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

ADJUSTED PARTIAL SURRENDERS

                                    PS X DB

                                    --------

                                       CV


     PS = amount by which the contract value is reduced as a result of the partial surrender.


     DB = the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

 42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.


We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                              $20,000
minus adjusted partial surrenders, calculated as:
$1,500 X $20,000
----------------  =
$18,000                                                                              - 1,667
                                                                                     -------
for a standard death benefit of:                                                     $18,333
since this is greater than your contract value of $16,500.


IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

   - contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

   - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.


If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource rider, if selected, will terminate.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   43

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

   - contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

   - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less a pro rata portion of rider fees.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

   - payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource rider, if selected, will terminate.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit payment directly deposited into a checking account.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or


- purchase payments minus adjusted partial surrenders.



If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.


When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP


- You may terminate the ROPP rider within 30 days of the first rider anniversary.



- You may terminate the ROPP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.


- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.


If you terminate the ROPP, the standard death benefit applies thereafter.


 44 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

For an example, see Appendix D.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.


If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.



On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every contract anniversary after that prior to your 81st birthday, we compare the maximum anniversary value to the current contract value and we reset the maximum anniversary value to the higher amount.


If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or


- the maximum anniversary value.


TERMINATING THE MAV


- You may terminate the MAV rider within 30 days of the first rider anniversary.



- You may terminate the MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.


- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


If you terminate the MAV, the standard death benefit applies thereafter.


For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   45
are older since we stop resetting the maximum five year anniversary value at age
81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.



If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.



On the fifth contract anniversary after the rider effective date we set the maximum five year anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the maximum five year anniversary value to the current contract value and we reset the maximum five year anniversary value to the higher amount.


If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or


- the maximum five year anniversary value.


TERMINATING THE 5-YEAR MAV


- You may terminate the 5-Year MAV rider within 30 days of the first rider anniversary.



- You may terminate the 5-Year MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.


- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


If you terminate the 5-Year MAV, the standard death benefit applies thereafter.


For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)


The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.


If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

 46 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

The EEB provides that if you die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you were under age 70 on the rider effective date; or

- 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

  - the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

  - MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

  - MINUS the greater of:


     a) the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or



     b) an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date


  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:


     a) the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or



     b) an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date


  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB


- You may terminate the EEB rider within 30 days of the first rider anniversary.



- You may terminate the EEB rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.


- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   47

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the EEB during the second rider year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEP is appropriate for your situation.


If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.


The EEP provides that if you die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                                PERCENTAGE IF YOU ARE                      PERCENTAGE IF YOU ARE
RIDER YEAR             UNDER AGE 70 ON THE RIDER EFFECTIVE DATE   70 OR OLDER ON THE RIDER EFFECTIVE DATE
 One and Two                              0%                                          0%
 Three and Four                          10%                                       3.75%
 Five or more                            20%                                        7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS


                         IF YOU ARE UNDER AGE 70                      IF YOU ARE AGE 70
RIDER YEAR               ON THE RIDER EFFECTIVE DATE, ADD ...         OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
     1                   Zero                                         Zero
     2                   40% x earnings at death (see above)          15% x earnings at death
                         40% x (earnings at death + 25% of            15% x (earnings at death + 25% of exchange
  3 & 4                  exchange purchase payment*)                  purchase payment*)
                         40% x (earnings at death + 50% of            15% x (earnings at death + 50% of exchange
     5+                  exchange purchase payment*)                  purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another annuity or policy that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

 48 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE EEP


- You may terminate the EEP rider within 30 days of the first rider anniversary after the rider effective date.



- You may terminate the EEP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.


- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

OPTIONAL LIVING BENEFITS


SECURESOURCE RIDERS



THE SECURESOURCE RIDERS ARE NOT AVAILABLE FOR RAVA4 ACCESS.



There are two optional SecureSource riders available under your contract:



- SecureSource -- Single Life; or



- SecureSource -- Joint Life.



The information in this section applies to both SecureSource riders, unless otherwise noted.



The SecureSource -- Single Life rider covers one person. The
SecureSource -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider, not both, and you may not switch riders later.



The SecureSource rider is an optional benefit that you may select for an additional annual charge if(1):



- SINGLE LIFE: you are 80 or younger on the contract issue date, or , if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date ; or


- JOINT LIFE: you and your spouse are 80 or younger on the contract issue date.


(1) The SecureSource rider is not available under an inherited qualified annuity.


You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.


The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:


- SINGLE LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) -- even if the contract value is zero.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   49

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.


The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:


(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year until the lifetime withdrawal benefit becomes effective and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payment (ALP)" headings below).


Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:


- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the allowed annual withdrawal amount under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed annual withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see

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"GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP
Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.


You should consider whether a SecureSource rider is appropriate for you because:


- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

(a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime withdrawal benefit may be reduced when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract).

   JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

(b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

(c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

   (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

   (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

   Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.


- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program.") You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").


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  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not less than zero.

You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Benefit rider.



- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).



- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.



  If you select the SecureSource -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.


- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to surrender from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

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You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource rider may be of limited value to you.



KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:


WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment, plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

   (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

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REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual
RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment, plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

   (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

  1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

  2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment amount, plus any purchase payment credit multiplied by 7%.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of the sum of purchase

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  payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the GBP remains unchanged.

   (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If the owner is a nonnatural person, e.g., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a revocable trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):


- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.


- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

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                                                      ANNUITY -- PROSPECTUS   55

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:


- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.


- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:

   (a) the rider effective date if the younger covered spouse has already reached age 65.


   (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.


   (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or


       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.


   (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or


       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.


- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the sum of the purchase payment plus any purchase payment credits.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credit, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the RALP -- the ALP remains unchanged.

   (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

- THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to the purchase payments, plus purchase payment credit, multiplied by 6%.

   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

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- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credit, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the sum of the purchase payment amount plus any purchase payment credit.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations there under that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

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- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:


SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource -- Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to a spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:


- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.


JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource -- Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.


SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR SURRENDER PROVISION OF YOUR CONTRACT: Minimum contract values following surrender no longer apply to your contract. For surrenders, the surrender will be made from the variable subaccounts, and the Regular Fixed Account (if

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applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the surrender is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or


   (b) SINGLE LIFE: wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or



   (c) JOINT LIFE: wait until the rider anniversary on/following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.


We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

- SINGLE LIFE: covered person;

- JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


The SecureSource rider and the contract will terminate under either of the following two scenarios:


- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full surrender of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

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If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:


SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged. If the covered person changes due to the ownership change, the ALP and RALP will be reset as follows:


- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the

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  ownership change date occurs at any other time, the RALP will be reset to the
  ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.


REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource riders.


Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The SecureSource rider cannot be terminated either by you or us except as follows:


1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.


If you are (or if the owner is a non-natural person, then the annuitant is) 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the


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optional GWB for Life rider or SecureSource rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.


You should consider whether an Accumulation Benefit rider is appropriate for you because:


- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your financial advisor whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

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The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix E.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER

THE GWB FOR LIFE RIDER IS NO LONGER AVAILABLE FOR SALE.

The GWB for Life rider is an optional benefit that you may select for an additional annual charge if (1):

- the rider is available in your state; and

- you are age 80 or younger on the contract issue date; or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date.

(1) The GWB for Life rider is not available under an inherited qualified annuity.

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You must have elected the GWB for Life rider when you purchased your contract.
The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans.


The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit)is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65 or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:


- After the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the GBP;



- During the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;



- After the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;



- During the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;


If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).

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Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the GWB for Life rider is appropriate for you because:

-LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value is less than $600*, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Less than $600" heading below). However, if the contract value is $600 or greater, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living (except, if the contract is continued under the spousal continuation provision of the contract).

     * Under our current administrative practice, we allow the minimum contract value to be $0. Therefore, these limitations will only apply when the contract value is reduced to zero.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.


- USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program".) Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.


- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may

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  be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.


  You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes -- Nonqualified Annuities".) Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions.") If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.



  See Appendix F for additional information.



- TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take a surrender is restricted (see "TSA -- Special Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

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GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

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- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to that purchase payment amount plus any purchase payment credit, multiplied by 7%.

- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to the sum of that purchase payment and any purchase payment credit, multiplied by 7%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.


ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

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The ALP is determined at the following times:


- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.


- When you make additional purchase payments -- each additional purchase payment increases the ALP by the amount of the purchase payment plus any purchase payment credit, multiplied by 6%.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

  (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to the sum of purchase payments and purchase payment credits, multiplied by 6%.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make additional purchase payments -- each additional purchase payment increases the RALP by the sum of the purchase payment and any purchase payment credit, multiplied by 6%.

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone; and

- The RMD amount is based on the requirements of the Code section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

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RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the GWB for Life rider also continues. When the spouse

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elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's financial advisor must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO LESS THAN $600*: If the contract value reduces to less than $600 and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to less than $600 for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or


   (b) wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.


We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to less than $600 as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

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3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The GWB for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

* Under the current administrative practice, we allow the minimum contract value to be $0. Therefore, these scenarios will only apply when the contract value is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows:

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be

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  reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The GWB for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

For an example, see Appendix E.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date, plus or minus any applicable MVA on GPAs and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- your age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

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For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS


You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:


- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only ONE monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15, OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15, or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.


- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")



- RBA PAYOUT OPTION: If you have a GWB for Life or SecureSource rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than


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  annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.



NONQUALIFIED ANNUITIES



Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.



ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout
Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   75

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.



PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:



- because of your death or in the event of nonnatural ownership, the death of the annuitant;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if it is allocable to an investment before Aug. 14, 1982; or



- if annuity payouts are made under immediate annuities as defined by the Code.



TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.



ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.



QUALIFIED ANNUITIES



Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.



When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.



ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.



SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.



REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required surrenders called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


 76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.



If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.



The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.



WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;



In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.



- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;



- the payout is a RMD as defined under the Code;



- the payout is made on account of an eligible hardship; or



- the payout is a corrective distribution.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.



State withholding also may be imposed on taxable distributions.



PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:



- because of your death;



- because you become disabled (as defined in the Code);



- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or



- to pay certain medical or education expenses (IRAs only).



DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.



ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.



OTHER



PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.



SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   77

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.



IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.



TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.



VOTING RIGHTS


As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

 78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS


- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.


- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

   - providing service to contract owners; and

   - funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   79

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS

- The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.



RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2007 that we


 80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS previously filed with the SEC under the Securities Exchange Act of 1934 (1934
Act) is incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   81

APPENDIX A: THE FUNDS


UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  Invesco Aim Advisors, Inc. adviser,
Appreciation Fund, Series II  stocks of companies likely to benefit from new    advisory entities affiliated with
Shares                        or innovative products, services or processes as  Invesco Aim Advisors, Inc.,
                              well as those with above-average long-term        subadvisers.
                              growth and excellent prospects for future
                              growth. The Fund can invest up to 25% of its
                              total assets in foreign securities that involve
                              risks not associated with investing solely in
                              the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        in securities (including common stocks,           advisory entities affiliated with
                              convertible securities and bonds) of small- and   Invesco Aim Advisors, Inc.,
                              medium-sized companies. The Fund may invest up    subadvisers.
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital Growth Actively managed. The Fund         Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        normally invests at least 80% of its net assets   advisory entities affiliated with
                              in the equity securities and equity related       Invesco Aim Advisors, Inc.,
                              instruments of companies involved in the          subadvisers.
                              financial services sector. These companies
                              include, but are not limited to, banks,
                              insurance companies, investment and
                              miscellaneous industries, and Suppliers to
                              financial services companies. The Fund may
                              invest up to 25% of its assets in securities of
                              non-US issuers. Securities of Canadian issuers
                              and American Depositary Receipts are not subject
                              to this 25% limitation.
AIM V.I. Global Health Care   Capital Growth The Fund seeks to meet its         Invesco Aim Advisors, Inc. adviser,
Fund, Series II Shares        objective by investing, normally, at least 80%    advisory entities affiliated with
                              of its assets in securities of health care        Invesco Aim Advisors, Inc.,
                              industry companies. The Fund may invest up to     subadvisers.
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The Fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    Invesco Aim Advisors, Inc. adviser,
Growth Fund, Series II        in a diversified portfolio of international       advisory entities affiliated with
Shares                        equity securities, whose issuers are considered   Invesco Aim Advisors, Inc.,
                              to have strong earnings momentum. The Fund may    subadvisers.
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
Technology Portfolio (Class   least 80% of its net assets in securities of
B)                            companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.


 82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B)                            most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP Mid Cap   Long-term capital growth with income as a         American Century Investment Management,
Value, Class II               secondary objective. Long-term capital growth     Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that management
                              believes are undervalued at the time of
                              purchase. The fund will invest at least 80% of
                              its assets in securities of companies whose
                              market capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class II                      secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Columbia High Yield Fund,     Total return, consisting of a high level of       Columbia Management Advisors, LLC,
Variable Series, Class B      income and capital appreciation. Under normal     advisor; MacKay Shields LLC,
                              circumstances, the Fund invests at least 80% of   subadviser.
                              net assets in domestic and foreign corporate
                              below investment grade debt securities. These
                              securities generally will be, at the time of
                              purchase, rated BB or below by Standard & Poor's
                              Corporation (S&P) or Fitch, rated "Ba" or below
                              by Moody's, or unrated but determined by the
                              Advisor to be of comparable quality. The Fund
                              invests primarily in domestic corporate below
                              investment grade securities (including private
                              placements), U.S. dollar-denominated foreign
                              corporate below investment grade securities
                              (including private placements), zero-coupon
                              bonds and U.S. Government obligations. The Fund
                              may invest up to 20% of net assets in equity
                              securities that may include convertible
                              securities. The Fund is not managed to a
                              specific duration.
Columbia Marsico Growth       Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
Fund, Variable Series, Class  circumstances, the Fund invests primarily in      adviser; Marsico Capital Management,
A                             equity securities of large-capitalization         LLC, sub-adviser.
                              companies that have market capitalizations of $5
                              billion or more at the time of purchase. The
                              Fund generally holds a core position of between
                              35 and 50 common stocks. It may hold up to 25%
                              of total assets in foreign securities, including
                              in emerging market securities.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   83

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Columbia Marsico              Long-term growth of capital. Under normal         Columbia Management Advisors, LLC,
International Opportunities   circumstances, the Fund invests at least 65% of   adviser; Marsico Capital Management,
Fund, Variable Series, Class  total assets in common stocks of foreign          LLC, sub-adviser.
B                             companies. The Fund may invest in companies of
                              any size throughout the world that are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States. The Fund may invest in common stocks of
                              companies operating in or economically tied to
                              emerging markets countries. Some issuers or
                              securities in the Fund's portfolio may be based
                              in or economically tied to the United States.
Credit Suisse Trust -         Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed and fixed-income
Portfolio                     securities. The portfolio invests in
                              commodity-linked derivative instruments, such as
                              commodity-linked notes, swap agreements,
                              commodity options, futures and options on
                              futures that provide exposure to the investment
                              returns of the commodities markets without
                              investing directly in physical commodities. The
                              portfolio invests all of its assets in
                              commodity-linked derivative instruments, such as
                              structured notes and swaps, and fixed-income
                              securities, subject to applicable IRS limits.
                              The portfolio may also gain exposure to
                              commodity markets by investing in the Credit
                              Suisse Cayman Commodity Fund II, a wholly owned
                              subsidiary of the Portfolio formed in the Cayman
                              Island.
Dreyfus Variable Investment   Capital growth. To pursue this goal, the          The Dreyfus Corporation
Fund International Equity     portfolio primarily invests in growth stocks of
Portfolio, Service Shares     foreign companies. Normally, the portfolio
                              invests at least 80% of its assets in stocks,
                              including common stocks, preferred stocks and
                              convertible securities, including those
                              purchased in initial public offering.
Dreyfus Variable Investment   Long-term capital growth. To pursue this goal,    The Dreyfus Corporation
Fund International Value      the portfolio normally invests at least 80% of
Portfolio, Service Shares     its assets in stocks. The portfolio ordinarily
                              invests most of its assets in securities of
                              foreign companies which Dreyfus considers to be
                              value companies. The portfolio's stock
                              investments may include common stocks, preferred
                              stocks and convertible securities, including
                              those purchased in initial public offerings or
                              shortly thereafter. The portfolio may invest in
                              companies of any size. The portfolio may also
                              invest in companies located in emerging markets.


 84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Eaton Vance VT Floating-      High level of current income. The Fund invests    Eaton Vance Management
Rate Income Fund              primarily in senior floating rate loans ("Senior
                              Loans"). Senior Loans typically are of below
                              investment grade quality and have below
                              investment grade credit ratings, which ratings
                              are associated with securities having high risk,
                              speculative characteristics. The Fund invests at
                              least 80% of its net assets in income producing
                              floating rate loans and other floating rate debt
                              securities. The Fund may also purchase
                              investment grade fixed income debt securities
                              and money market instruments. The Fund may
                              invest up to 25% of its total assets in foreign
                              securities and may engage in certain hedging
                              transactions. The Fund may purchase derivative
                              instruments, such as futures contracts and
                              options thereon, interest rate and credit
                              default swaps, credit linked notes and currency
                              hedging derivatives.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.
Evergreen VA International    Long-term capital growth, with modest income as   Evergreen Investment Management
Equity Fund - Class 2         a secondary objective. The Fund seeks to achieve  Company, LLC its goal by investing primarily in equity
                              securities issued by established, quality
                              non-U.S. companies located in countries with
                              developed markets and may purchase securities
                              across all market capitalizations. The Fund may
                              also invest in emerging markets.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests at   (FMR), investment manager; FMR U.K.,
                              least 80% of assets in securities of companies    FMR Far East, sub- advisers.
                              with medium market capitalizations. May invest
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector and normally
                              invests predominantly in equity securities.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   85

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
FTVIPT Franklin Small Cap     Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Value Securities              invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.
Goldman Sachs VIT Structured  Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
U.S. Equity                   The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 80% of its net assets plus any borrowings
                              for investment purposes (measured at the time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in U.S. issuers,
                              including foreign companies that are traded in
                              the United States. However, it is currently
                              anticipated that, under normal circumstances,
                              the Fund will invest at least 95% of its Net
                              Assets in such equity investments. The Fund's
                              investments are selected using a variety of
                              quantitative techniques, derived from
                              fundamental research including but not limited
                              to valuation, momentum, profitability and
                              earnings quality, in seeking to maximize the
                              Fund's expected returns. The Fund maintains
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The S&P 500 Index is an index of large-cap
                              stocks designed to reflect a broad
                              representation of the U.S. economy. The Fund
                              seeks to maximize expected return while
                              maintaining these and other characteristics
                              similar to the benchmark. The Fund is not
                              required to limit its investments to securities
                              in the S&P 500 Index.
Janus Aspen Series Large Cap  Long-term growth of capital in a manner           Janus Capital Management LLC
Growth Portfolio: Service     consistent with the preservation of capital.
Shares                        Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Legg Mason Partners Variable  Long-term growth of capital. Under normal         Legg Mason Partners Fund Advisor, LLC,
Small Cap Growth Portfolio,   circumstances, the fund invests at least 80% of   adviser; ClearBridge Advisors, LLC,
Class I                       its net assets in equity securities of companies  sub-adviser.
                              with small market capitalizations and related
                              investments.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series - Service Class  80% of the fund's net assets in equity securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies). Growth
                              companies tend to have stock prices that are
                              high relative to their earnings, dividends, book
                              value, or other financial measures. The Fund
                              generally focuses on companies with large
                              capitalizations.


 86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
MFS(R) Total Return           Total return. Invests primarily in equity and     MFS Investment Management(R)
Series - Service Class        fixed income securities. MFS invests between 40%
                              and 75% of the fund's net assets in equity
                              securities and at least 25% of the fund's total
                              assets in fixed-income senior securities.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry. The Fund's assets may
                              be invested in companies of any size.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized outside
                              of the United States and conducts the majority
                              of its business abroad. The Fund seeks to reduce
                              risk by diversifying among many industries.
                              Although it has the flexibility to invest a
                              significant portion of its assets in one country
                              or region, it generally intends to remain well-
                              diversified across countries and geographical
                              regions.
Neuberger Berman Advisers     Long-term growth of capital. The Fund normally    Neuberger Berman Management Inc.
Management Trust Socially     invests at least 80% of its respective net
Responsive Portfolio (Class   assets, plus the amount of any borrowing for
S)                            investment purposes in equity securities
                              selected in accordance with the Fund's social
                              policy. The Fund invests mainly in common stocks
                              of mid- to large-capitalization companies. The
                              Fund seeks to reduce risk by investing across
                              many different industries. The Portfolio
                              Managers employ a research driven and valuation
                              sensitive approach to stock selection. They seek
                              to identify stocks in well-positioned businesses
                              that they believe are undervalued in the market.
                              They look for solid balance sheets, strong
                              management teams with a track record of success,
                              good cash flow, the prospect for above average
                              earnings growth and other valuation related
                              factors.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
Oppenheimer Value Fund/ VA,   Long-term growth of capital with realization of   OppenheimerFunds, Inc.
Service Shares                current income as a secondary consideration.
                              Invests mainly in common stocks of different
                              capitalization ranges.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   87

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StocksPLUS(R)
                              TR Strategy, Far East (ex-Japan) StocksPLUS(R)
                              TR Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
RVST Disciplined Asset        High level of total return that is consistent     RiverSource Investments, LLC
Allocation Portfolios -       with an aggressive level of risk. The Fund
Aggressive                    invests primarily in equity securities and also
                              invests a small amount in fixed income
                              securities. The Fund may be most appropriate for
                              investors with a longer term investment horizon.
                              The Fund is intended for investors who have an
                              objective of achieving a high level of total
                              return, but prefer to have investment decisions
                              managed by professional money managers. This is
                              a "fund of funds" and seeks to achieve its
                              objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a conservative level of risk.
Conservative                  The Fund invests primarily in fixed income
                              securities and may be most appropriate for
                              investors with a shorter term investment
                              horizon. This is a "fund of funds" and seeks to
                              achieve its objective by investing in a
                              combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate level of risk. The
Moderate                      Fund invests in a balance of fixed income and
                              equity securities and may be most appropriate
                              for investors with an intermediate term
                              investment horizon. This is a "fund of funds"
                              and seeks to achieve its objective by investing
                              in a combination of underlying funds for which
                              RiverSource Investments acts as investment
                              manager or an affiliate acts as principal
                              underwriter. By investing in several underlying
                              funds, the Fund seeks to minimize the risks
                              inherent in investing in a single fund.


 88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate aggressive level of
Moderately Aggressive         risk. The Fund invests primarily in equity
                              securities and also invests a moderate amount in
                              fixed income securities. The Fund may be most
                              appropriate for investors with an
                              intermediate-to-long term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST Disciplined Asset        The high level of total return that is            RiverSource Investments, LLC
Allocation Portfolios -       consistent with a moderate conservative level of
Moderately Conservative       risk. The Fund invests primarily in fixed income
                              securities and also invests a moderate amount in
                              equity securities. The Fund may be most
                              appropriate for investors with a
                              short-to-intermediate term investment horizon.
                              This is a "fund of funds" and seeks to achieve
                              its objective by investing in a combination of
                              underlying funds for which RiverSource
                              Investments acts as investment manager or an
                              affiliate acts as principal underwriter. By
                              investing in several underlying funds, the Fund
                              seeks to minimize the risks inherent in
                              investing in a single fund.
RVST RiverSource Partners     Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable                      primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Portfolio - Fundamental       companies. Under normal market conditions, the    subadviser.
Value Fund                    Fund's assets will be invested primarily in
(previously RiverSource       companies with market capitalizations of at
Variable Portfolio -          least $5 billion at the time of the Fund's
Fundamental Value Fund)       investment. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Partners     Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
(previously RiverSource       capitalizations. The Fund considers mid-cap       sub- advisers.
Variable Portfolio - Select   companies to be either those with a market
Value Fund)                   capitalization of up to $15 billion or those
                              whose market capitalization falls within range
                              of the Russell Midcap(R) Value Index.
RVST RiverSource Partners     Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
(previously RiverSource       companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
Variable Portfolio - Small    time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
Cap Value Fund)               that fall within the range of the Russell         Denver Investment Advisors LLC,
                              2000(R) Value Index. The Fund may invest up to    subadvisers.
                              25% of its net assets in foreign investments.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   89

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Maximum total investment return through a         RiverSource Investments, LLC
Portfolio - Balanced Fund     combination of capital growth and current
                              income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              net assets in foreign investments.
RVST RiverSource Variable     Maximum current income consistent with liquidity  RiverSource Investments, LLC
Portfolio - Cash Management   and stability of principal. Invests primarily in
Fund                          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RVST RiverSource Variable     High level of current income while attempting to  RiverSource Investments, LLC
Portfolio - Diversified Bond  conserve the value of the investment for the
Fund                          longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds. The Fund may invest
                              up to 25% of its net assets in foreign
                              investments, which may include instruments in
                              emerging markets.
RVST RiverSource Variable     High level of current income and, as a secondary  RiverSource Investments, LLC
Portfolio - Diversified       goal, steady growth of capital. Under normal
Equity Income Fund            market conditions, the Fund invests at least 80%
                              of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its net assets in foreign investments.
RVST RiverSource Variable     High total return through income and growth of    RiverSource Investments, LLC
Portfolio - Global Bond Fund  capital. Non-diversified mutual fund that invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RVST RiverSource Variable     Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Portfolio - Global Inflation  over the long-term. Non-diversified mutual fund
Protected Securities Fund     that, under normal market conditions, invests at
                              least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.


 90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Portfolio - Growth Fund       common stocks and securities convertible into
                              common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     High current income, with capital growth as a     RiverSource Investments, LLC
Portfolio - High Yield Bond   secondary objective. Under normal market
Fund                          conditions, the Fund invests at least 80% of its
                              net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.
RVST RiverSource Variable     High total return through current income and      RiverSource Investments, LLC
Portfolio - Income            capital appreciation. Under normal market
Opportunities Fund            conditions, the Fund invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. These
                              income-producing debt securities include
                              corporate debt securities as well as bank loans.
                              The Fund will purchase only securities rated B
                              or above, or unrated securities believed to be
                              of the same quality. If a security falls below a
                              B rating, the Fund may continue to hold the
                              security. Up to 25% of the Fund may be in
                              foreign investments.
RVST RiverSource Variable     Capital appreciation. Under normal market         RiverSource Investments, LLC
Portfolio - Large Cap Equity  conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase. The Fund may
                              invest up to 25% of its net assets in foreign
                              investments.
RVST RiverSource Variable     Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Portfolio - Large Cap Value   conditions, the Fund invests at least 80% of its
Fund                          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Growth of capital. Under normal market            RiverSource Investments, LLC
Portfolio - Mid Cap Growth    conditions, the Fund invests at least 80% of its
Fund                          net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   91

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RVST RiverSource Variable     Long-term growth of capital. Under normal         RiverSource Investments, LLC
Portfolio - Mid Cap Value     circumstances, the Fund invests at least 80% of
Fund                          its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index. The Fund may invest up to 25% of its net
                              assets in foreign investments.
RVST RiverSource Variable     Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Portfolio - S&P 500 Index     to provide investment results that correspond to
Fund                          the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.
RVST RiverSource Variable     High level of current income and safety of        RiverSource Investments, LLC
Portfolio - Short Duration    principal consistent with investment in U.S.
U.S. Government Fund          government and government agency securities.
                              Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RVST RiverSource Variable     Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Portfolio - Small Cap         conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Advantage Fund                assets are invested in equity securities of       sub-adviser.
                              companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.
RVST Threadneedle Variable    Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Portfolio - Emerging Markets  primarily invested in equity securities of        Threadneedle International Limited, an
Fund                          emerging market companies. Under normal market    indirect wholly-owned subsidiary of
(previously RiverSource       conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
Variable Portfolio -          assets will be invested in securities of
Emerging Markets Fund)        companies that are located in emerging market
                              countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RVST Threadneedle Variable    Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Portfolio - International     equity securities of foreign issuers that are     Threadneedle International Limited, an
Opportunity Fund              believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
(previously RiverSource       Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
Variable Portfolio -          markets.
International Opportunity
Fund)


 92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Van Kampen Life Investment    Capital growth and income through investments in  Van Kampen Asset Management
Trust Comstock Portfolio,     equity securities, including common stocks,
Class II Shares               preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF Global Real    Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Estate Portfolio, Class II    primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Shares                        the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              similar entities established outside the U.S.     sub-advisers.
                              (foreign real estate companies).
Van Kampen UIF Mid Cap        Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Growth Portfolio, Class II    growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Shares                        cap companies and foreign companies, including
                              emerging market securities.
Wanger International Small    Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Cap                           in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
Effective June 1, 2008, the   billion at time of initial purchase.
Fund will change its name to
Wanger International.         Effective June 1, 2008:
                              Long-term growth of capital. Under normal market
                              circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   93

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
Effective June 1, 2008, the   than $5 billion at time of initial purchase.
Fund will change its name to
Wanger USA.                   Effective June 1, 2008:
                              Long-term growth of capital. Under normal market
                              circumstances, the Fund invests a majority of
                              its net assets in small- and mid-sized companies
                              with market capitalizations under $5 billion at
                              the time of investment. However, if the Fund's
                              investments in such companies represent less
                              than a majority of its net assets, the Fund may
                              continue to hold and to make additional
                              investments in an existing company in its
                              portfolio even if that company's capitalization
                              has grown to exceed $5 billion. Except as noted
                              above, under normal market circumstances, the
                              Fund may invest in other companies with market
                              capitalizations above $5 billion, provided that
                              immediately after that investment a majority of
                              its net assets would be invested in companies
                              with market capitalizations under $5 billion.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Opportunity Fund              principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, sub-adviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.
Wells Fargo Advantage VT      Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
Small Cap Growth Fund         principally in equity securities of               adviser; Wells Capital Management
                              small-capitalization companies that we believe    Incorporated, sub-adviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.


 94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

AS THE EXAMPLES BELOW DEMONSTRATE, THE APPLICATION OF AN MVA MAY RESULT IN EITHER A GAIN OR A LOSS OF PRINCIPAL. WE REFER TO ALL OF THE TRANSACTIONS DESCRIBED BELOW AS "EARLY SURRENDERS." THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

GENERAL EXAMPLES

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                                 1 + I
      EARLY WITHDRAWAL AMOUNT  (x)          [(   --------------  )(N/12) - 1    ]    =    MVA
                                                 1 + J + .001

Where        i     =   rate earned in the GPA from which amounts are being
                       transferred or surrendered.
             j     =   current rate for a new Guaranteed Period equal to the
                       remaining term in the current Guarantee Period (rounded up to the next year).
             n     =   number of months remaining in the current Guarantee Period
                       (rounded up to the next month).

EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                                1.030
      $1,000  (x)          [(   ---------------    )(84/12) - 1   ]    =    -$39.84
                                1 + .035 + .001

In this example, the MVA is a negative $39.84.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   95

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                                1.030
      $1,000  (x)          [(   ---------------    )(84/12) - 1   ]    =    $27.61
                                1 + .025 + .001

In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

 96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
            Contract Value at time of full surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA)
        available in the contract as the greatest of
        the earnings or 10% of the prior anniversary
        value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2. We determine the TFA that is from Purchase
        Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                 WD =     120,000.00     80,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        the surrender
                                                 PR =           100%          100%    = the premium ratio
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                                  CPP = PR X (PP-PPF)
                                                 PR =           100%          100%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =     100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:     100,000.00     91,500.00
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:       7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:             120,000.00     80,000.00
                          Contract Value Surrendered:      (7,000.00)    (6,405.00)
      Contract Charge (assessed upon full surrender):         (30.00)       (30.00)
                         Net Full Surrender Proceeds:     112,970.00     73,565.00

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   97

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
         Contract Value at time of partial surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA)
        available in the contract as the greatest of
        the earnings or 10% of the prior anniversary
        value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2. We determine the TFA that is from Purchase
        Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =      50,000.00     50,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        surrender
                                                 PR =            30%           58%    = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                        CPP = PR X (PP-PPF)
                                                 PR =            30%           58%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =      30,000.00     53,108.39    = chargeable purchase payments being
                                                                                        surrendered
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:      30,000.00     53,108.39
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:          2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                          Contract Value Surrendered:      50,000.00     50,000.00
                                    Surrender Charge:      (2,100.00)    (3,717.59)
                         Net Full Surrender Proceeds:      47,900.00     46,282.41

 98 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
            Contract Value at time of full surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA)
        available in the contract as the greatest of
        the earnings or 10% of the prior anniversary
        value:
                            Earnings in the Contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2. We determine the TFA and Amount Free that is
        from Purchase Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =     120,000.00     80,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        the surrender
                                                 PR =           100%          100%
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                        CPP = PR X (PP-PPF)
                                                 PR =           100%          100%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =     100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:     100,000.00     91,500.00
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:       7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:             120,000.00     80,000.00
                          Contract Value Surrendered:      (7,000.00)    (6,405.00)
      Contract Charge (assessed upon full surrender):         (30.00)       (30.00)
                         Net Full Surrender Proceeds:     112,970.00     73,565.00

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS   99

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
         Contract Value at time of partial surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA)
        available in the contract as the greatest of
        the earnings or 10% of the prior anniversary
        value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2. We determine the Amount Free that is from
        Purchase Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =      50,000.00     50,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        surrender
                                                 PR =            30%           58%    = the premium ratio
STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                        CPP = PR X (PP -- PPF)
                                                 PR =            30%           58%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =      30,000.00     53,108.39    = chargeable purchase payments being
                                                                                        surrendered
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:      30,000.00     53,108.39
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:          2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                          Contract Value Surrendered:      50,000.00     50,000.00
                                    Surrender Charge:      (2,100.00)    (3,717.00)
                         Net Full Surrender Proceeds:      47,900.00     46,282.41

 100 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

     We calculate the death benefit as follows:

     The total purchase payments minus adjustments for partial surrenders:

    Total purchase payments                                       $20,000
    minus adjusted partial surrenders, calculated as:
    $1,500 X $20,000
    ----------------- =                                            -1,667
        $18,000                                                   -------
    for a death benefit of:                                       $18,333
                                                                  =======

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

     We calculate the death benefit as follows:

    The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
    Greatest of your contract anniversary contract values:        $24,000
    plus purchase payments made since that anniversary:                +0
    minus adjusted partial surrenders, calculated as:
    $1,500 X $24,000
    ----------------- =                                            -1,636
        $22,000                                                   -------
    for a death benefit of:                                       $22,364
                                                                  =======

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   101

    We calculate the death benefit as follows:
    The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
    Greatest of your 5-year contract anniversary contract
      values:                                                     $30,000
    plus purchase payments made since that anniversary:                +0
    minus adjusted partial surrenders, calculated as:
    $1,500 X $30,000
    ----------------- =                                            -1,800
        $25,000                                                   -------
    for a death benefit of:                                       $28,200
                                                                  =======

EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

  MAV death benefit amount (contract value):                     $110,000
  plus the EEB which equals 40% of earnings at death (MAV
    death benefit amount minus payments not previously
    surrendered):
    0.40 X ($110,000 - $100,000) =                                 +4,000
                                                                 --------
  Total death benefit of:                                        $114,000
                                                                 ========

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):          $110,000
  plus the EEB (40% of earnings at death):
    0.40 X ($110,000 - $100,000) =                                 +4,000
                                                                 --------
  Total death benefit of:                                        $114,000
                                                                 ========

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
  $110,000 - ($50,000 x $110,000)
             --------------------- =
                  $105,000                                        $57,619
  plus the EEB (40% of earnings at death):
    0.40 X ($57,619 - $55,000) =                                   +1,048
                                                                  -------
  Total death benefit of:                                         $58,667
                                                                  =======

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

  MAV death benefit amount (contract value):                     $200,000
  plus the EEB (40% of earnings at death)
    0.40 X 2.50 X ($55,000) =                                     +55,000
                                                                 --------
  Total death benefit of:                                        $255,000
                                                                 ========

 102 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

  MAV death benefit amount (contract value less purchase
    payment credits reversed):                                   $250,000
  plus the EEB (40% of earnings at death)
    0.40 X 2.50 X ($55,000) =                                     +55,000
                                                                 --------
  Total death benefit of:                                        $305,000
                                                                 ========

- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

  MAV death benefit amount (contract value):                     $250,500
    plus the EEB which equals 40% of earnings at death (the
    standard death benefit amount minus payments not
    previously surrendered):
    0.40 X ($250,500 - $105,000) =                                +58,200
                                                                 --------
  Total death benefit of:                                        $308,700
                                                                 ========

EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit on equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

  MAV death benefit amount (contract value):                     $110,000
  plus the EEP Part I which equals 40% of earnings at death
    (the MAV death benefit amount minus purchase payments not
    previously surrendered):
    0.40 X ($110,000 - $100,000) =                                 +4,000
                                                                 --------
  Total death benefit of:                                        $114,000
                                                                 ========

- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):          $110,000
  plus the EEP Part I (40% of earnings at death):
    0.40 X ($110,000 - $100,000) =                                 +4,000
  plus the EEP Part II which in the third contract year
    equals 10% of exchange purchase payments identified at
    issue and not previously surrendered:
    0.10 X $100,000 =                                             +10,000
                                                                 --------
  Total death benefit of:                                        $124,000
                                                                 ========

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   103

  Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
  $110,000 - ($50,000 X $110,000)
             --------------------- =
                  $105,000                                        $57,619
  plus the EEP Part I (40% of earnings at death):
    0.40 X ($57,619 - $55,000) =                                   +1,048
  plus the EEP Part II which in the third contract year equals
    10% of exchange purchase payments identified at issue and
    not previously surrendered:
    0.10 X $55,000 =                                               +5,500
                                                                  -------
  Total death benefit of:                                         $64,167
                                                                  =======

- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

  MAV death benefit amount (contract value):                     $200,000
  plus the EEP Part I (40% of earnings at death)
    .40 X (2.50 X $55,000) =                                      +55,000
  plus the EEP Part II which after the fourth contract year
    equals 20% of exchange purchase payments identified at
    issue and not previously surrendered: 0.20 x $55,000 =        +11,000
                                                                 --------
  Total death benefit of:                                        $266,000
                                                                 ========

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

  MAV death benefit amount (contract value less purchase
    payment credits reversed):                                   $250,000
  plus the EEP Part I (40% of earnings at death)
    .40 X (2.50 X $55,000) =                                      +55,000
  plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at
    issue and not previously surrendered: 0.20 X $55,000 =        +11,000
                                                                 --------
  Total death benefit of:                                        $316,000
                                                                 ========

- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

  MAV death benefit amount (contract value):                     $250,500
  plus the EEP Part I which equals 40% of earnings at death
    (the MAV death benefit minus payments not previously
    surrendered):
    0.40 x ($250,500 - $105,000) =                                +58,200
  plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at
    issue and not previously surrendered: 0.20 X $55,000 =        +11,000
                                                                 --------
  Total death benefit of:                                        $319,700
                                                                 ========

 104 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option

- The Accumulation Benefit rider fee is 0.60%.

                        ASSUMED NET      PARTIAL SURRENDER        ADJUSTED                   ACCUMULATION
END OF CONTRACT YEAR   RATE OF RETURN   (BEGINNING OF YEAR)   PARTIAL SURRENDER    MCAV     BENEFIT AMOUNT   CONTRACT VALUE
          1                  12%                   0                    0         100,000            0          111,328
          2                  15%                   0                    0         102,422            0          127,259
          3                   3%                   0                    0         104,861            0          130,290
          4                  -8%                   0                    0         104,861            0          119,148
          5                 -15%                   0                    0         104,861            0          100,647
          6                  20%               2,000                2,084         102,778            0          117,666
          7                  15%                   0                    0         108,252            0          134,504
          8                 -10%                   0                    0         108,252            0          120,327
          9                 -20%               5,000                4,498         103,754            0           91,639
         10                 -12%                   0                    0         103,754       23,734          103,754

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   105

EXAMPLE -- GWB FOR LIFE RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 60.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                       HYPOTHETICAL
CONTRACT                                 ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION     PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS     PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At Issue    $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5                0        7,000         92,000      100,000       93,000      7,000        0
 1                  0            0         91,000      100,000       93,000      7,000    7,000
 1.5                0        7,000         83,000      100,000       86,000      7,000        0
 2                  0            0         81,000      100,000       86,000      7,000    7,000
 5                  0            0         75,000      100,000       86,000      7,000    7,000
 5.5                0        5,160         70,000      100,000       80,840      7,000    1,840
 6                  0            0         69,000      100,000       80,840      7,000    7,000
 6.5                0        7,000         62,000      100,000       73,840      7,000        0
 7                  0            0         70,000      100,000       73,840      7,000    7,000
 7.5                0       10,000         51,000       51,000(3)    51,000(3)   3,570        0
 8                  0            0         55,000       55,000       55,000      3,850    3,850


CONTRACT    LIFETIME WITHDRAWAL BENEFIT
DURATION    ---------------------------
IN YEARS        ALP            RALP
 At Issue      $  N/A         $  N/A
 0.5              N/A            N/A
 1                N/A            N/A
 1.5              N/A            N/A
 2                N/A            N/A
 5              5,160(1)       5,160(1)
 5.5            5,160              0
 6              5,160          5,160
 6.5            3,720(2)           0
 7              4,200          4,200
 7.5            3,060(3)           0
 8              3,300          3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 106 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 65.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                       HYPOTHETICAL
CONTRACT                                 ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION     PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS     PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At Issue    $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 1                  0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                  0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                  0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5                0        6,600        110,000      110,000      103,400      7,700    1,100
 4                  0            0        115,000      115,000      115,000      8,050    8,050
 4.5                0        8,050        116,000      115,000      106,950      8,050        0
 5                  0            0        120,000      120,000      120,000      8,400    8,400
 5.5                0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                  0            0        125,000      125,000      125,000      8,750    8,750


CONTRACT    LIFETIME WITHDRAWAL BENEFIT
DURATION    ---------------------------
IN YEARS        ALP            RALP
 At Issue      $6,000         $6,000
 1              6,300          6,000(1)
 2              6,600          6,000(1)
 3              6,600          6,600(2)
 3.5            6,600              0
 4              6,900          6,900
 4.5            6,900(3)           0
 5              7,200          7,200
 5.5            7,200(4)           0
 6              7,500          7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   107

EXAMPLE -- SECURESOURCE RIDERS


EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 60.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                       HYPOTHETICAL           BASIC WITHDRAWAL BENEFIT
CONTRACT                                 ASSUMED      -----------------------------------------
DURATION     PURCHASE      PARTIAL       CONTRACT
IN YEARS     PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At Issue    $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5                0        5,000         92,000      100,000       95,000      7,000    2,000
 1                  0            0         90,000       90,000(1)    90,000(1)   6,300    6,300
 2                  0            0         81,000       90,000       90,000      6,300    6,300
 5                  0            0         75,000       90,000       90,000      6,300    6,300
 5.5                0        5,400         70,000       90,000       84,600      6,300      900
 6                  0            0         69,000       90,000       84,600      6,300    6,300
 6.5                0        6,300         62,000       90,000       78,300      6,300        0
 7                  0            0         64,000       90,000       78,300      6,300    6,300
 7.5                0       10,000         51,000       51,000(4)    51,000(4)   3,570        0
 8                  0            0         55,000       55,000       55,000      3,850    3,850

            LIFETIME WITHDRAWAL BENEFIT
CONTRACT    ---------------------------
DURATION
IN YEARS        ALP            RALP
 At Issue      $  N/A         $  N/A
 0.5              N/A            N/A
 1                N/A            N/A
 2                N/A            N/A
 5              5,400(2)       5,400(2)
 5.5            5,400              0
 6              5,400          5,400
 6.5            3,720(3)           0
 7              3,840          3,840
 7.5            3,060(4)           0
 8              3,300          3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the Covered Person reaches age 65 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 108 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new Covered Person.

                                       HYPOTHETICAL           BASIC WITHDRAWAL BENEFIT
CONTRACT                                 ASSUMED      -----------------------------------------
DURATION     PURCHASE      PARTIAL       CONTRACT
IN YEARS     PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At Issue    $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 1                  0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                  0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                  0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5                0        6,600        110,000      110,000      103,400      7,700    1,100
 4                  0            0        115,000      115,000      115,000      8,050    8,050
 4.5                0        8,050        116,000      115,000      106,950      8,050        0
 5                  0            0        120,000      120,000      120,000      8,400    8,400
 5.5                0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                  0            0        125,000      125,000      125,000      8,750    8,750
 6.5                0            0        110,000      125,000      125,000      8,750    8,750
 7                  0            0        105,000      125,000      125,000      8,750    8,750

            LIFETIME WITHDRAWAL BENEFIT
CONTRACT    ---------------------------
DURATION
IN YEARS        ALP            RALP
 At Issue      $6,000         $6,000
 1              6,300          6,000(1)
 2              6,600          6,000(1)
 3              6,600          6,600(2)
 3.5            6,600              0
 4              6,900          6,900
 4.5            6,900(3)           0
 5              7,200          7,200
 5.5            7,200(4)           0
 6              7,500          7,500
 6.5            6,600(5)       6,600(5)
 7              6,600          6,600

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   109

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 59 and your spouse is age 60.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                       HYPOTHETICAL           BASIC WITHDRAWAL BENEFIT
CONTRACT                                 ASSUMED      -----------------------------------------
DURATION     PURCHASE      PARTIAL       CONTRACT
IN YEARS     PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At Issue    $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5                0        5,000         92,000      100,000       95,000      7,000    2,000
 1                  0            0         90,000       90,000(1)    90,000(1)   6,300    6,300
 2                  0            0         81,000       90,000       90,000      6,300    6,300
 6                  0            0         75,000       90,000       90,000      6,300    6,300
 6.5                0        5,400         70,000       90,000       84,600      6,300      900
 7                  0            0         69,000       90,000       84,600      6,300    6,300
 7.5                0        6,300         62,000       90,000       78,300      6,300        0
 8                  0            0         64,000       90,000       78,300      6,300    6,300
 8.5                0       10,000         51,000       51,000(4)    51,000(4)   3,570        0
 9                  0            0         55,000       55,000       55,000      3,850    3,850
 9.5                0            0         54,000       55,000       55,000      3,850    3,850
 10                 0            0         52,000       55,000       55,000      3,850    3,850

            LIFETIME WITHDRAWAL BENEFIT
CONTRACT    ---------------------------
DURATION
IN YEARS        ALP            RALP
 At Issue      $  N/A         $  N/A
 0.5              N/A            N/A
 1                N/A            N/A
 2                N/A            N/A
 6              5,400(2)       5,400(2)
 6.5            5,400              0
 7              5,400          5,400
 7.5            3,720(3)           0
 8              3,840          3,840
 8.5            3,060(4)           0
 9              3,300          3,300
 9.5            3,300          3,300
 10             3,300          3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 65 as 6% of the RBA.
(2) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 110 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                       HYPOTHETICAL           BASIC WITHDRAWAL BENEFIT
CONTRACT                                 ASSUMED      -----------------------------------------
DURATION     PURCHASE      PARTIAL       CONTRACT
IN YEARS     PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At Issue    $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 1                  0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                  0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                  0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5                0        6,600        110,000      110,000      103,400      7,700    1,100
 4                  0            0        115,000      115,000      115,000      8,050    8,050
 4.5                0        8,050        116,000      115,000      106,950      8,050        0
 5                  0            0        120,000      120,000      120,000      8,400    8,400
 5.5                0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                  0            0        125,000      125,000      125,000      8,750    8,750
 6.5                0            0        110,000      125,000      125,000      8,750    8,750
 7                  0            0        105,000      125,000      125,000      8,750    8,750

            LIFETIME WITHDRAWAL BENEFIT
CONTRACT    ---------------------------
DURATION
IN YEARS        ALP            RALP
 At Issue      $6,000         $6,000
 1              6,300          6,000(1)
 2              6,600          6,000(1)
 3              6,600          6,600(2)
 3.5            6,600              0
 4              6,900          6,900
 4.5            6,900(3)           0
 5              7,200          7,200
 5.5            7,200(4)           0
 6              7,500          7,500
 6.5            7,500          7,500
 7              7,500          7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   111

APPENDIX F: ADDITIONAL RMD DISCLOSURE


This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource rider or GWB for Life rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.



For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:


(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the SecureSource(SM) rider or GWB for Life rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year.


    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.


    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.


    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource or GWB for Life rider.


(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined;


(3) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code (applicable only to SecureSource riders); and


(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:

   1. IRAs under Section 408(b) of the Code;

   2. Roth IRAs under Section 408A of the Code;


   3. SIMPLE IRAs under Section 408(p) of the Code;



   4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;


   5. Custodial and investment only plans under Section 401(a) of the Code;

   6. TSAs under Section 403(b) of the Code.

 112 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource rider or GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.


In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource rider.


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   113

APPENDIX G: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parenthesis.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2007.



VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                              2007          2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.09      $1.00
Accumulation unit value at end of period                          $1.20      $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2,330      1,060
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.10      $1.00
Accumulation unit value at end of period                          $1.21      $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2,798        719
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.17      $1.00
Accumulation unit value at end of period                          $0.90      $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1,648        695
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.09      $1.00
Accumulation unit value at end of period                          $1.20      $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2,213     16,983
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.24      $1.00
Accumulation unit value at end of period                          $1.40      $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  79,002        607
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                    $1.15      $1.00
Accumulation unit value at end of period                          $1.37      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1,519      6,467
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                    $1.17      $1.00
Accumulation unit value at end of period                          $1.22      $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7,074      1,936
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                    $1.24      $1.00
Accumulation unit value at end of period                          $1.30      $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 140,364     33,087
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                    $1.10      $1.00
Accumulation unit value at end of period                          $1.23      $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1,295        346
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                    $1.16      $1.00
Accumulation unit value at end of period                          $1.12      $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  79,523        987
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                    $1.04      $1.00
Accumulation unit value at end of period                          $1.25      $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2,725     36,949
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                    $1.16      $1.00
Accumulation unit value at end of period                          $1.09      $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  11,609      3,143
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                    $1.08      $1.00
Accumulation unit value at end of period                          $1.09      $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   8,110      2,469
-----------------------------------------------------------------------------------


 114 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.28          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            205,091         48,403
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $1.43          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,134         23,001
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.18          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,051         23,928
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.37          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,094            733
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.19          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,318            693
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.03          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            112,633         46,638
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.20          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,105            403
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.34          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,214          1,467
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.28          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                            246,455         94,738
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.25          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            127,339         36,125
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.35          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              8,721          2,653
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.22          $1.00
Accumulation unit value at end of period                                $0.95          $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                             15,015          6,443
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.06          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             11,602          4,228
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.17          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             20,093          5,798
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.10          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,453          4,040
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   115

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.06             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            255,815             --
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.02             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                864             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.21          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                650            320
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.14          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,011          2,045
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.57          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             16,501          4,446
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.20          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             86,117         26,194
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.21          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                629            164
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.23          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              6,835          2,542
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.08          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,765          3,088
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.17          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                            316,103         64,310
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.12          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,833            138
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.15          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                            235,995         82,883
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL
VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE
FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.15          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                            173,483         64,829
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE
FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE
FUND)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.16          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                780            107
-----------------------------------------------------------------------------------------------


 116 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE
FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE
FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.06          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                            185,435         24,338
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND
  (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.14          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,274            829
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*
  (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.06          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             60,832         34,337
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
  Management Fund at Dec. 31, 2007 were 3.64% and 3.70%, respectively.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.09          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,037            736
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.10          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                            586,913        145,290
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.21          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                            300,203         93,936
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.12          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                            199,962         41,689
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.11          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            125,450         53,228
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.16          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,502          1,470
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.09          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             16,917          6,215
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.09          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                            151,929         49,975
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.18          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,353            461
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.15          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                881            285
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.19          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,461            338
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   117

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.20          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             58,370         50,393
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.19          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,380          1,079
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.08          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,945          2,091
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.04          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,104            397
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $1.34          $1.00
Accumulation unit value at end of period                                $1.84          $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                             72,075         18,150
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.32          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,482          1,285
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.10          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                            151,420         67,895
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.29          $1.00
Accumulation unit value at end of period                                $1.17          $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                             42,226         21,964
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.31          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,591         17,766
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.43          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             56,104         23,903
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.13          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             77,217          9,756
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.18          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,129            556
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.29          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,179          1,212
-----------------------------------------------------------------------------------------------


 118 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                2007       2006
----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                   $1.09      $1.00
Accumulation unit value at end of period                         $1.20      $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  1,961      1,047
----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                   $1.10      $1.00
Accumulation unit value at end of period                         $1.21      $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  2,258        575
----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                   $1.17      $1.00
Accumulation unit value at end of period                         $0.90      $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    982        377
----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                   $1.08      $1.00
Accumulation unit value at end of period                         $1.20      $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  1,489      7,279
----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                   $1.24      $1.00
Accumulation unit value at end of period                         $1.40      $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 36,588        566
----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                   $1.15      $1.00
Accumulation unit value at end of period                         $1.37      $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    826      2,366
----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                   $1.17      $1.00
Accumulation unit value at end of period                         $1.22      $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  3,809        815
----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                   $1.24      $1.00
Accumulation unit value at end of period                         $1.30      $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 71,496     17,586
----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                   $1.09      $1.00
Accumulation unit value at end of period                         $1.23      $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    839        170
----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                   $1.16      $1.00
Accumulation unit value at end of period                         $1.12      $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 39,420      1,124
----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                   $1.04      $1.00
Accumulation unit value at end of period                         $1.24      $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  1,670     16,170
----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                   $1.16      $1.00
Accumulation unit value at end of period                         $1.09      $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  9,147      3,228
----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                   $1.08      $1.00
Accumulation unit value at end of period                         $1.09      $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  5,720      2,032
----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                   $1.09      $1.00
Accumulation unit value at end of period                         $1.27      $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 98,884     25,237
----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B
  (06/26/2006)
Accumulation unit value at beginning of period                   $1.20      $1.00
Accumulation unit value at end of period                         $1.42      $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  5,334     11,268
----------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   119

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2007           2006
----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                         $1.02          $1.00
Accumulation unit value at end of period                               $1.18          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,404         11,513
----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $1.18          $1.00
Accumulation unit value at end of period                               $1.37          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,461            334
----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $1.16          $1.00
Accumulation unit value at end of period                               $1.19          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                               825            218
----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.03          $1.00
Accumulation unit value at end of period                               $1.03          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            67,726         27,120
----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $1.12          $1.00
Accumulation unit value at end of period                               $1.20          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,013            252
----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $1.17          $1.00
Accumulation unit value at end of period                               $1.33          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,285            776
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $1.10          $1.00
Accumulation unit value at end of period                               $1.27          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                           120,474         48,092
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $1.09          $1.00
Accumulation unit value at end of period                               $1.24          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            60,463         18,038
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $1.16          $1.00
Accumulation unit value at end of period                               $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,948          1,434
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $1.21          $1.00
Accumulation unit value at end of period                               $0.95          $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                             7,265          3,157
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $1.09          $1.00
Accumulation unit value at end of period                               $1.05          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             6,312          2,407
----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                         $1.14          $1.00
Accumulation unit value at end of period                               $1.17          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                            15,116          4,294
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $1.13          $1.00
Accumulation unit value at end of period                               $1.10          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             4,307          1,797
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                         $1.00             --
Accumulation unit value at end of period                               $1.06             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           115,892             --
----------------------------------------------------------------------------------------------


 120 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2007           2006
----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                         $1.00             --
Accumulation unit value at end of period                               $1.02             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               534             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
  Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $1.10          $1.00
Accumulation unit value at end of period                               $1.21          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               641            321
----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $1.11          $1.00
Accumulation unit value at end of period                               $1.14          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,665          1,087
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $1.24          $1.00
Accumulation unit value at end of period                               $1.57          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            10,760          2,967
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                         $1.17          $1.00
Accumulation unit value at end of period                               $1.20          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                            38,901         12,041
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
  (06/26/2006)
Accumulation unit value at beginning of period                         $1.14          $1.00
Accumulation unit value at end of period                               $1.21          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                               433            124
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $1.17          $1.00
Accumulation unit value at end of period                               $1.22          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,428          2,158
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $1.10          $1.00
Accumulation unit value at end of period                               $1.07          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,501          2,177
----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $1.08          $1.00
Accumulation unit value at end of period                               $1.17          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           182,029         37,454
----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                         $1.07          $1.00
Accumulation unit value at end of period                               $1.12          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,705            113
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                         $1.07          $1.00
Accumulation unit value at end of period                               $1.14          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           117,365         42,994
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                         $1.12          $1.00
Accumulation unit value at end of period                               $1.15          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                            80,555         31,988
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                         $1.10          $1.00
Accumulation unit value at end of period                               $1.16          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               661             84
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                         $1.12          $1.00
Accumulation unit value at end of period                               $1.06          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                            85,865         10,682
----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   121

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2007           2006
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.13          $1.00
Accumulation unit value at end of period                               $1.13          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,045            692
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/26/2006)
Accumulation unit value at beginning of period                         $1.02          $1.00
Accumulation unit value at end of period                               $1.06          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                            66,258         30,300
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
  Management Fund at Dec. 31, 2007 were 3.41% and 3.47%, respectively.
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                         $1.04          $1.00
Accumulation unit value at end of period                               $1.09          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,495          1,313
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                         $1.05          $1.00
Accumulation unit value at end of period                               $1.09          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           332,535         82,281
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.13          $1.00
Accumulation unit value at end of period                               $1.20          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                           139,948         47,849
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.05          $1.00
Accumulation unit value at end of period                               $1.12          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           111,551         23,263
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (06/26/2006)
Accumulation unit value at beginning of period                         $1.03          $1.00
Accumulation unit value at end of period                               $1.10          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            68,621         29,756
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.14          $1.00
Accumulation unit value at end of period                               $1.16          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,731          1,229
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.08          $1.00
Accumulation unit value at end of period                               $1.09          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                            11,949          4,619
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.07          $1.00
Accumulation unit value at end of period                               $1.08          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                            75,951         28,107
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.15          $1.00
Accumulation unit value at end of period                               $1.17          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                             1,147            275
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.16          $1.00
Accumulation unit value at end of period                               $1.15          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                               624            255
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.05          $1.00
Accumulation unit value at end of period                               $1.18          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                               867            201
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.09          $1.00
Accumulation unit value at end of period                               $1.19          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                            28,850         23,159
----------------------------------------------------------------------------------------------


 122 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2007           2006
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.14          $1.00
Accumulation unit value at end of period                               $1.19          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,723            808
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.03          $1.00
Accumulation unit value at end of period                               $1.07          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             5,824          1,511
----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.10          $1.00
Accumulation unit value at end of period                               $1.04          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               671            344
----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                         $1.34          $1.00
Accumulation unit value at end of period                               $1.83          $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                            31,794          8,077
----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                         $1.18          $1.00
Accumulation unit value at end of period                               $1.31          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,183          1,483
----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $1.13          $1.00
Accumulation unit value at end of period                               $1.10          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                            68,660         32,553
----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $1.28          $1.00
Accumulation unit value at end of period                               $1.16          $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                            20,119         11,119
----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                         $1.08          $1.00
Accumulation unit value at end of period                               $1.31          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             2,863          8,501
----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (06/26/2006)
Accumulation unit value at beginning of period                         $1.24          $1.00
Accumulation unit value at end of period                               $1.43          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                            29,049         11,710
*Effective June 1, 2008, the Fund will change its name to Wanger International.
----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (06/26/2006)
Accumulation unit value at beginning of period                         $1.08          $1.00
Accumulation unit value at end of period                               $1.13          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                            36,284          4,737
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.11          $1.00
Accumulation unit value at end of period                               $1.18          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                               959            327
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                         $1.14          $1.00
Accumulation unit value at end of period                               $1.29          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             3,245            854
----------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                 2007       2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.09      $1.00
Accumulation unit value at end of period                          $1.20      $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     376        159
-----------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   123

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.20          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,126            320
-----------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $0.90          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                278             92
-----------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.20          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                730          3,445
-----------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.40          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             18,933             98
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.37          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                365          1,142
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.22          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,556            507
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.30          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             38,356          8,397
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.23          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                158            111
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.12          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             20,594            250
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.24          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                514          7,306
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.09          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,320          1,105
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.09          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,780            588
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.27          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             51,553         11,519
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $1.42          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,855          5,330
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.18          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,797          5,526
-----------------------------------------------------------------------------------------------


 124 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.37          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                712            187
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.19          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                361            104
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.03          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             32,564         11,485
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.20          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                272             85
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.33          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,157            403
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.27          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             62,826         21,709
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.24          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             30,848          8,140
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,417            577
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.21          $1.00
Accumulation unit value at end of period                                $0.95          $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,707          1,034
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.05          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,160            896
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.17          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              8,346          2,910
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.10          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,280          1,088
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.06             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             61,515             --
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   125

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.02             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                182             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
  Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.21          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                314             77
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.14          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,141            980
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.56          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,728          1,198
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.20          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             20,665          5,540
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.21          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                467            131
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.22          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,223            890
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.07          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,313          1,148
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.17          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             88,028         15,783
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.12          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                739             14
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.14          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             60,132         18,644
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.15          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             42,507         14,138
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.16          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                225             61
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.06          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             45,243          4,783
-----------------------------------------------------------------------------------------------


 126 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.13          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,380            306
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.06          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             21,785          9,715
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
  Management Fund at Dec. 31, 2007 were 3.36% and 3.42%, respectively.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.09          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                783            238
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.09          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                            163,183         34,539
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.20          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             71,512         20,717
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.12          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             54,634          9,735
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.10          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             33,414         12,575
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.16          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,382            367
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.08          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,380          1,111
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.08          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             38,612         11,996
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.17          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                461            129
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.14          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                168             24
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.18          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                239            160
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.19          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             13,681         10,320
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   127

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.19          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,015            235
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.07          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,592            369
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.04          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                187             54
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $1.34          $1.00
Accumulation unit value at end of period                                $1.83          $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                             16,836          3,634
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.31          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,210            490
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             36,823         14,779
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.28          $1.00
Accumulation unit value at end of period                                $1.16          $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                             11,264          5,010
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.31          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,241          3,807
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.43          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             14,103          5,176
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.12          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             19,102          2,525
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.17          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                413            120
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.29          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,102            248
-----------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                 2007       2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.09      $1.00
Accumulation unit value at end of period                          $1.20      $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                           37         15
-----------------------------------------------------------------------------------


 128 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.20          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                140             33
-----------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $0.90          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 77             25
-----------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.19          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 34            203
-----------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.39          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,191             21
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.36          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 42             66
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.21          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                268             73
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.29          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,278            875
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.23          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 15             12
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.11          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,557             76
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.24          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 54            508
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.09          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                423            118
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.09          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                388            166
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.27          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,534          1,110
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $1.42          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                517            474
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.18          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                510            738
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   129

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.36          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                123             66
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.19          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 76             61
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.03          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,491          1,613
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.19          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 26              3
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.33          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                111             62
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.27          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,856          1,983
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.24          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,609            824
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                336            120
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $0.94          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                322            108
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.05          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                319            119
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.17          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                939            403
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                489            186
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.06             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,686             --
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.02             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  5             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
  Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------


 130 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.20          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                147             60
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.14          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                667            176
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.56          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                440            101
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.19          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,246            432
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.21          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 31             13
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.22          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                383            108
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.07          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                374            133
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.17          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             10,327          3,211
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.12          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 45             --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.14          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,401          1,767
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.14          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,683          1,144
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.15          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 20              2
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.05          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,808            336
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.13          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                177             42
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   131

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.05          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              6,443          2,340
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
  Management Fund at Dec. 31, 2007 were 3.22% and 3.28%, respectively.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.09          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                118              5
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.09          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             15,662          3,649
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.20          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,950          2,080
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.12          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,574          1,823
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.10          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,202          1,572
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.15          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                192             64
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.08          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                778            163
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.08          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,730          1,216
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.17          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                116             17
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.14          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  4              3
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.18          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 47             28
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.19          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,081            810
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.18          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                205             12
-----------------------------------------------------------------------------------------------


 132 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.07          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                451             45
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.04          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 46             24
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $1.34          $1.00
Accumulation unit value at end of period                                $1.83          $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,134            297
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.31          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                164             97
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,734          1,254
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.28          $1.00
Accumulation unit value at end of period                                $1.16          $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                                799            494
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.31          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                210            295
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.42          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,115            495
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.12          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,447            279
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.17          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 29              7
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.28          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                186             65
-----------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                 2007       2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.08      $1.00
Accumulation unit value at end of period                          $1.20      $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          388        257
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.10      $1.00
Accumulation unit value at end of period                          $1.20      $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          879        252
-----------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   133

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $0.89          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                155             60
-----------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.19          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                362          1,832
-----------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.39          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                             11,042            102
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.36          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                300            564
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.21          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                801            293
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.29          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             24,195          5,843
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.23          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                102             23
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.11          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             12,685            267
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.24          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                414          4,125
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.08          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,786            903
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.09          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,757            576
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.27          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             31,528          7,437
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $1.42          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,052          3,503
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                          $1.01          $1.00
Accumulation unit value at end of period                                $1.18          $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,007          3,433
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.36          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                586            205
-----------------------------------------------------------------------------------------------


 134 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.19          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                279             72
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.03          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             26,240         10,136
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.19          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                277             35
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.33          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                830            382
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.27          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             38,145         14,254
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.24          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             18,414          5,441
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,294            483
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.21          $1.00
Accumulation unit value at end of period                                $0.95          $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,457          1,107
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.05          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,059          1,064
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.16          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              6,302          2,030
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,284            665
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.06             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             35,017             --
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.01             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                125             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
  Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.20          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                325             80
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   135

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.14          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,788            793
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.56          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,235          1,005
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.19          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                             11,632          3,205
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.20          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                142             29
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.22          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,649            663
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.07          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,045            715
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.17          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             69,486         12,934
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.11          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                420             98
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.14          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             38,718         12,825
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.14          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                             24,777          8,957
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.15          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                181             32
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.05          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             26,141          2,786
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.13          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                930            225
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.05          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             25,294          9,800
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
  Management Fund at Dec. 31, 2007 were 3.16% and 3.21%, respectively.
-----------------------------------------------------------------------------------------------


 136 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.08          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                800            178
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.09          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                            119,779         26,100
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.20          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             42,436         14,023
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.12          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             39,217          7,409
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.10          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             23,879          9,303
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.15          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                868            220
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.08          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              3,520          1,205
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.08          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             24,436          8,700
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.17          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                536            207
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.14          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 73             20
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.18          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                191             44
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.19          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              8,621          6,289
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.18          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,259            361
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.07          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,324            623
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   137

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.04          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                147             51
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $1.34          $1.00
Accumulation unit value at end of period                                $1.83          $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,418          2,130
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.31          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,247            266
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             21,804          9,512
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.28          $1.00
Accumulation unit value at end of period                                $1.16          $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                              6,278          3,387
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.31          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,013          2,328
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.42          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,249          3,490
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.12          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             11,392          1,995
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.17          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                211             37
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.28          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                968            178
-----------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                 2007       2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.08      $1.00
Accumulation unit value at end of period                          $1.19      $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          124         96
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.10      $1.00
Accumulation unit value at end of period                          $1.20      $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          149         13
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                    $1.17      $1.00
Accumulation unit value at end of period                          $0.89      $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                          286        114
-----------------------------------------------------------------------------------


 138 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.19          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 69            222
-----------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.23          $1.00
Accumulation unit value at end of period                                $1.39          $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,942             14
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.36          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 83             43
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.21          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                302             65
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.29          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,603          1,561
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.22          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 38              4
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.11          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,413             40
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.24          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                152            530
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.08          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                802            213
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.08          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                885            286
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.26          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,811          1,493
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $1.42          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                819            748
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                          $1.01          $1.00
Accumulation unit value at end of period                                $1.17          $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                655            700
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.18          $1.00
Accumulation unit value at end of period                                $1.36          $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                164             35
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.18          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 72             18
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   139

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.03          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,232          4,655
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.19          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 34             32
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.32          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                198             79
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.27          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              8,451          3,216
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.24          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,186          1,152
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.34          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                609            234
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.20          $1.00
Accumulation unit value at end of period                                $0.94          $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                489            414
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.05          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                602            232
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.17          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,979            485
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                494            196
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.06             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,761             --
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I* (04/27/2007)
Accumulation unit value at beginning of period                          $1.00             --
Accumulation unit value at end of period                                $1.01             --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 33             --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason
  Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.20          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                122             57
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.13          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                881            156
-----------------------------------------------------------------------------------------------


 140 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.56          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,091            467
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.19          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,072            680
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.20          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 42              5
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.22          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                779            266
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.07          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                487            231
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.16          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             18,995          3,974
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.11          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                375              6
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.14          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              7,577          2,481
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.14          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,256          1,499
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                          $1.10          $1.00
Accumulation unit value at end of period                                $1.15          $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 35              6
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.05          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,362            417
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.13          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                619            350
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.02          $1.00
Accumulation unit value at end of period                                $1.05          $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             15,777          7,385
*The 7-day simple and compound yields for RVST RiverSource(R) Variable Portfolio - Cash
  Management Fund at Dec. 31, 2007 were 3.00% and 3.05%, respectively.
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   141

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.04          $1.00
Accumulation unit value at end of period                                $1.08          $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                463             96
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND* (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.09          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             28,774          5,708
*At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond
  Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.12          $1.00
Accumulation unit value at end of period                                $1.20          $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,098          3,489
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.11          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              9,331          1,982
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.10          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              5,715          2,119
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.15          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                237             69
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.08          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,856            514
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.07          $1.00
Accumulation unit value at end of period                                $1.08          $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,738          1,866
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.15          $1.00
Accumulation unit value at end of period                                $1.17          $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                136             38
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.16          $1.00
Accumulation unit value at end of period                                $1.14          $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 41             15
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.05          $1.00
Accumulation unit value at end of period                                $1.18          $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 89             16
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.19          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,681          1,085
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.18          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                499             10
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.03          $1.00
Accumulation unit value at end of period                                $1.07          $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,689            130
-----------------------------------------------------------------------------------------------


 142 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2007           2006
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.09          $1.00
Accumulation unit value at end of period                                $1.03          $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 19              5
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                          $1.34          $1.00
Accumulation unit value at end of period                                $1.82          $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,669            340
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
(PREVIOUSLY RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND)
Accumulation unit value at beginning of period                          $1.17          $1.00
Accumulation unit value at end of period                                $1.30          $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                260            100
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.13          $1.00
Accumulation unit value at end of period                                $1.09          $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              4,556          1,999
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.28          $1.00
Accumulation unit value at end of period                                $1.16          $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,085            624
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.30          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                387            397
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP* (06/26/2006)
Accumulation unit value at beginning of period                          $1.24          $1.00
Accumulation unit value at end of period                                $1.42          $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                              1,978            779
*Effective June 1, 2008, the Fund will change its name to Wanger International.
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES* (06/26/2006)
Accumulation unit value at beginning of period                          $1.08          $1.00
Accumulation unit value at end of period                                $1.12          $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              2,054            422
*Effective June 1, 2008, the Fund will change its name to Wanger USA.
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.11          $1.00
Accumulation unit value at end of period                                $1.17          $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 86              9
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                          $1.14          $1.00
Accumulation unit value at end of period                                $1.28          $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                363             74
-----------------------------------------------------------------------------------------------


           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   143

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..................... p. 3
Rating Agencies................................. p. 4
Revenues Received During Calendar Year 2007..... p. 4
Principal Underwriter........................... p. 5
Independent Registered Public Accounting Firm... p. 5
Financial Statements


 144 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

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                                                     ANNUITY -- PROSPECTUS   145
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                                                     ANNUITY -- PROSPECTUS   147

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ANNUITY -- PROSPECTUS

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                                                     ANNUITY -- PROSPECTUS   149

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

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           RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                     ANNUITY -- PROSPECTUS   151

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by
     RiverSource Life Insurance Company. Both companies are affiliated with
                      Ameriprise Financial Services, Inc.


        (C)2008 RiverSource Life Insurance Company. All rights reserved.


S-6503 F (5/08)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)

                         RIVERSOURCE RETIREMENT ADVISOR

                          VARIABLE ANNUITY(R) - BAND 3

                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                                VARIABLE ANNUITY

                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)

                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                            VARIABLE ANNUITY - BAND 3

                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)

                                VARIABLE ANNUITY

                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)

                                VARIABLE ANNUITY

                  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R)

                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)

                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R)

                                VARIABLE ANNUITY

                    RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY

                         RIVERSOURCE VARIABLE ACCOUNT 10

                    (previously IDS Life Variable Account 10)



                                   MAY 1, 2008


RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

S-6325 F (5/08)

TABLE OF CONTENTS

Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies ................................................................   p.  4
Revenues Received During Calendar Year 2007.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Financial Statements







 2    RIVERSOURCE VARIABLE ACCOUNT 10

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2007



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2007. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.




--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $17,462,401.41
Wanger Advisors Trust                                                         $11,509,856.38
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,560,097.11
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,766,549.37
Oppenheimer Variable Account Funds                                            $ 8,400,283.32
American Century(R) Variable Portfolios, Inc.                                 $ 7,155,648.04
Goldman Sachs Variable Insurance Trust                                        $ 6,741,110.56
Columbia Funds Variable Insurance Trust                                       $ 4,291,538.97
Janus Aspen Series                                                            $ 3,627,203.09
AIM Variable Insurance Funds                                                  $ 3,595,282.87
Van Kampen Life Investment Trust                                              $ 3,525,593.85
MFS(R) Variable Insurance Trust(SM)                                           $ 3,488,140.95
PIMCO Variable Insurance Trust                                                $ 3,146,446.19
Putnam Variable Trust                                                         $ 2,394,170.95
Eaton Vance Variable Trust                                                    $ 1,970,638.76
Wells Fargo Advantage Variable Trust Funds                                    $ 1,936,347.23
The Universal Institutional Funds, Inc.                                       $ 1,464,234.07
Credit Suisse Trust                                                           $ 1,327,427.86
Lazard Retirement Series, Inc.                                                $ 1,129,901.36
Neuberger Berman Advisers Management Trust                                    $ 1,018,249.18
Third Avenue Variable Series Trust                                            $   925,701.33
Evergreen Variable Annuity Trust                                              $   872,574.31
Royce Capital Fund                                                            $   709,223.53
Pioneer Variable Contracts Trust                                              $   383,186.94
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   212,278.47
Calvert Variable Series, Inc.                                                 $   192,660.23
STI Classic Variable Trust                                                    $    53,436.94
Legg Mason Partners Variable Portfolios                                       $    11,785.47
Premier VIT                                                                   $     8,122.39
Lincoln Variable Insurance Products Trust                                     $     4,827.25
J.P. Morgan Series Trust II                                                   $     3,261.37
--------------------------------------------------------------------------------------------




If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) (previously RiverSource Variable Portfolio Funds) or their affiliates would be at the top of the list.



 4    RIVERSOURCE VARIABLE ACCOUNT 10

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulartory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.



Prior to Jan. 1, 2007, IDS Life Insurance Company (IDS Life) served as the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to IDS Life for the variable account in 2006 was $290,026,122 and in 2005 was $197,139,903. IDS Life retained no underwriting commission from the sale of the contracts.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2007 was $322,665,705. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2007 and 2006, and for each of the three years in the period ended Dec. 31, 2007, and the individual financial statements of the segregated asset subaccounts of the RiverSource Variable Account 10, at Dec. 31, 2007, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.





                                           RIVERSOURCE VARIABLE ACCOUNT 10    5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 105 segregated asset subaccounts of RiverSource Variable Account 10, referred to in Note 1, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource Variable Account 10's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource Variable Account 10's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 105 segregated asset subaccounts of RiverSource Variable Account 10, referred to in Note 1, at December 31, 2007, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNEST &YOUNG LLP)

Minneapolis, Minnesota

April 24, 2008



 6    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AIM VI        AIM VI         AIM VI        AIM VI        AIM VI
                                                   CAP APPR,      CAP APPR,      CAP DEV,      CAP DEV,      CORE EQ,
DEC. 31, 2007                                        SER I         SER II         SER I         SER II         SER I

 ASSETS
Investments, at value(1),(2)                      $64,979,644   $206,589,315   $48,482,951   $76,866,150   $273,531,059
Dividends receivable                                       --             --            --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            5,103         23,009         2,334         4,578             --
Receivable for share redemptions                       66,297        228,483        35,483       101,036        710,688
Total assets                                       65,051,044    206,840,807    48,520,768    76,971,764    274,241,747
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     46,841        151,499        35,413        57,771        294,217
    Contract terminations                              19,456         76,984            70        43,264        416,471
Payable for investments purchased                       5,103         23,009         2,334         4,578             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      71,400        251,492        37,817       105,613        710,688
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              64,801,267    206,550,425    48,479,808    76,841,301    271,197,699
Net assets applicable to contracts in payment
  period                                              178,377         38,890         3,143        24,850      2,333,360
Net assets applicable to seed money                        --             --            --            --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $64,979,644   $206,589,315   $48,482,951   $76,866,151   $273,531,059
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               2,212,450      7,136,073     2,572,040     4,148,200      9,396,464
(2) Investments, at cost                          $68,842,556   $159,503,137   $34,812,978   $61,884,335   $200,755,380
-----------------------------------------------------------------------------------------------------------------------




                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      AIM VI        AIM VI       AIM VI        AIM VI         AIM VI
                                                       DYN,       FIN SERV,     FIN SERV,    GLOBAL HLTH     INTL GRO,
DEC. 31, 2007 (CONTINUED)                             SER I         SER I        SER II     CARE, SER II      SER II

 ASSETS
Investments, at value(1),(2)                       $15,340,630   $17,731,099   $3,080,689    $18,500,472   $342,380,926
Dividends receivable                                        --            --           --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --        17,886       20,543         51,971        428,879
Receivable for share redemptions                        41,860        41,379        2,545         16,053        264,969
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        15,382,490    17,790,364    3,103,777     18,568,496    343,074,774
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
     Mortality and expense risk fee                     11,044        13,003        2,545         13,939        264,599
     Contract terminations                              30,816        28,376           --          2,114            370
Payable for investments purchased                           --        17,886       20,543         51,971        428,879
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       41,860        59,265       23,088         68,024        693,848
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               15,316,363    17,726,781    3,080,689     18,500,472    342,340,069
Net assets applicable to contracts in payment
  period                                                24,267         4,318           --             --         40,857
Net assets applicable to seed money                         --            --           --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $15,340,630   $17,731,099   $3,080,689    $18,500,472   $342,380,926
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  797,330     1,446,256      253,138        776,678     10,300,269
(2) Investments, at cost                           $ 9,185,165   $19,863,464   $4,027,688    $16,412,860   $343,731,984
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    AIM          AB VPS         AB VPS          AB VPS          AB VPS
                                                  VI TECH,    GLOBAL TECH,    GRO & INC,       INTL VAL,      LG CAP GRO,
DEC. 31, 2007 (CONTINUED)                          SER I          CL B           CL B            CL B            CL B
 ASSETS
Investments, at value(1),(2)                    $31,644,112    $14,458,265   $309,273,711   $1,443,987,711     $3,013,625
Dividends receivable                                     --             --             --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          2,981         19,699         78,540          577,336         20,074
Receivable for share redemptions                     24,693         13,886        275,723        1,218,400          2,477
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     31,671,786     14,491,850    309,627,974    1,445,783,447      3,036,176
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   22,906         10,654        228,161        1,090,461          2,415
    Contract terminations                             1,786          3,233         47,563          127,941             61
Payable for investments purchased                     2,981         19,699         78,540          577,336         20,074
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    27,673         33,586        354,264        1,795,738         22,550
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            31,644,113     14,458,264    308,989,960    1,442,803,448      3,013,626
Net assets applicable to contracts in payment
  period                                                 --             --        283,750        1,184,261             --
Net assets applicable to seed money                      --             --             --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $31,644,113    $14,458,264   $309,273,710   $1,443,987,709     $3,013,626
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,095,637        711,879     11,648,727       58,038,091        100,588
(2) Investments, at cost                        $25,008,003    $12,703,340   $253,478,657   $1,147,843,086     $2,770,604
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   AC VP          AC VP          AC VP           AC VP           AC VP
                                                   INTL,          INTL,      MID CAP VAL,       ULTRA,           VAL,
DEC. 31, 2007 (CONTINUED)                           CL I          CL II          CL II           CL II           CL I
 ASSETS
Investments, at value(1),(2)                    $67,914,504   $132,919,881   $266,953,735      $36,976,324   $390,597,235
Dividends receivable                                     --             --             --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --         16,666        340,969          148,500         25,830
Receivable for share redemptions                    103,311        292,426        209,597           54,255        875,909
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     68,017,815    133,228,973    267,504,301       37,179,079    391,498,974
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   49,390         97,523        209,333           27,102        372,307
    Contract terminations                            53,921        194,903            265           27,153        503,603
Payable for investments purchased                        --         16,666        340,969          148,500         25,830
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   103,311        309,092        550,567          202,755        901,740
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            67,863,787    132,733,422    266,890,709       36,976,324    388,426,021
Net assets applicable to contracts in payment
  period                                             50,717        186,459         63,025               --      2,171,213
Net assets applicable to seed money                      --             --             --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $67,914,504   $132,919,881   $266,953,734      $36,976,324   $390,597,234
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             5,726,349     11,226,341     20,614,188        3,066,030     52,288,786
(2) Investments, at cost                        $50,371,822   $ 78,160,221   $295,734,000      $31,639,584   $369,029,061
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 8    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------
                                                  AC VP     CALVERT VS COL HI YIELD,  COL MARSICO COL MARSICO INTL
                                                  VAL,        SOCIAL       VS CL        GRO, VS        OPP, VS
DEC. 31, 2007 (CONTINUED)                         CL II        BAL           B           CL A           CL B
 ASSETS
Investments, at value(1),(2)                  $377,642,537 $49,434,815  $114,849,846 $944,663,920   $105,483,446
Dividends receivable                                    --          --            --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                       147,062      24,144       114,564    1,232,939        128,036
Receivable for share redemptions                   359,244      94,563       105,463      725,557         92,626
------------------------------------------------------------------------------------------------------------------
Total assets                                   378,148,843  49,553,522   115,069,873  946,622,416    105,704,108
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 284,685      36,595        88,442      723,670         78,544
    Contract terminations                           74,559      57,968        17,021        1,887         14,083
Payable for investments purchased                  147,062      24,144       114,564    1,232,939        128,036
------------------------------------------------------------------------------------------------------------------
Total liabilities                                  506,306     118,707       220,027    1,958,496        220,663
------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          377,031,191  49,295,945   114,756,460  944,393,106    105,430,335
Net assets applicable to contracts in payment
  period                                           611,346     138,870        93,386      270,814         53,110
Net assets applicable to seed money                     --          --            --           --             --
------------------------------------------------------------------------------------------------------------------
Total net assets                              $377,642,537 $49,434,815  $114,849,846 $944,663,920   $105,483,445
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           50,622,324  25,774,147    10,318,944   42,399,637      4,180,874
(2) Investments, at cost                      $383,329,489 $47,217,056  $115,132,367 $827,393,374   $ 88,920,270
------------------------------------------------------------------------------------------------------------------


                                                                  SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------
                                                   CS           CS           CS        DREY VIF       DREY VIF
                                                COMMODITY    MID-CAP       SM CAP      INTL EQ,       INTL VAL,
DEC. 31, 2007 (CONTINUED)                        RETURN        CORE        CORE I        SERV           SERV
 ASSETS
Investments, at value(1),(2)                  $ 52,379,728 $22,003,858  $121,104,151 $  7,027,188   $  3,491,580
Dividends receivable                                    --          --            --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                         4,448       2,860            --        4,983          1,055
Receivable for share redemptions                   154,120      16,010       346,382       17,691          5,148
------------------------------------------------------------------------------------------------------------------
Total assets                                    52,538,296  22,022,728   121,450,533    7,049,862      3,497,783
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  38,900      15,920       130,585        6,094          2,955
    Contract terminations                          115,220          90       215,798       11,596          2,194
Payable for investments purchased                    4,448       2,860            --        4,983          1,055
------------------------------------------------------------------------------------------------------------------
Total liabilities                                  158,568      18,870       346,383       22,673          6,204
------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           52,366,193  21,992,618   120,430,169    7,027,189      3,491,579
Net assets applicable to contracts in payment
  period                                            13,535      11,240       673,981           --             --
Net assets applicable to seed money                     --          --            --           --             --
------------------------------------------------------------------------------------------------------------------
Total net assets                              $ 52,379,728 $22,003,858  $121,104,150 $  7,027,189   $  3,491,579
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            4,523,293   1,465,947     7,828,323      304,735        200,781
(2) Investments, at cost                      $ 48,503,963 $19,342,817  $124,597,350 $  6,209,517   $  3,615,475
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                  EV VT           EG VA           EG VA           FID VIP         FID VIP
                                              FLOATING-RATE    FUNDAMENTAL      INTL EQ,        CONTRAFUND,     GRO & INC,
DEC. 31, 2007 (CONTINUED)                          INC        LG CAP, CL 2        CL 2           SERV CL 2        SERV CL
 ASSETS
Investments, at value(1),(2)                   $485,908,376    $33,190,529      $79,458,166   $1,258,736,312   $196,235,488
Dividends receivable                              2,652,793             --               --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    736,973         12,497           12,491        1,212,378         10,981
Receivable for share redemptions                    387,365         43,225          103,840        1,062,941        212,699
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    489,685,507     33,246,251       79,574,497    1,261,011,631    196,459,168
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  385,254         24,602           61,320          961,760        141,834
    Contract terminations                             2,111         18,624           42,519          101,181         70,865
Payable for investments purchased                 3,389,766         12,497           12,491        1,212,378         10,981
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 3,777,131         55,723          116,330        2,275,319        223,680
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           485,653,911     33,121,096       79,439,744    1,258,021,663    195,972,169
Net assets applicable to contracts in
  payment period                                    254,465         69,432           18,423          714,649        263,319
Net assets applicable to seed money                      --             --               --               --             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                               $485,908,376    $33,190,528      $79,458,167   $1,258,736,312   $196,235,488
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            50,721,124      1,724,183        4,738,114       45,838,904     11,611,567
(2) Investments, at cost                       $506,011,557    $29,527,386      $69,069,291   $1,429,301,768   $166,211,201
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                 FID VIP         FID VIP         FID VIP          FID VIP         FID VIP
                                                GRO & INC,      MID CAP,        MID CAP,         OVERSEAS,       OVERSEAS,
DEC. 31, 2007 (CONTINUED)                       SERV CL 2        SERV CL        SERV CL 2         SERV CL        SERV CL 2
 ASSETS
Investments, at value(1),(2)                   $390,430,570   $395,275,416   $1,459,930,266     $103,079,397   $272,378,999
Dividends receivable                                     --             --               --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                         --          5,229          380,544           19,991        120,556
Receivable for share redemptions                    416,730        407,151        1,808,392           91,944        299,576
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    390,847,300    395,687,796    1,462,119,202      103,191,332    272,799,131
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  285,495        285,037        1,093,207           74,475        201,753
    Contract terminations                           131,235        122,114          715,187           17,468         97,822
Payable for investments purchased                        --          5,229          380,544           19,991        120,556
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   416,730        412,380        2,188,938          111,934        420,131
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           389,617,929    393,968,139    1,458,718,834      102,626,823    271,908,416
Net assets applicable to contracts in
  payment period                                    812,641      1,307,277        1,211,430          452,575        470,584
Net assets applicable to seed money                      --             --               --               --             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                               $390,430,570   $395,275,416   $1,459,930,264     $103,079,398   $272,379,000
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            23,295,380     10,985,976       40,974,748        4,087,208     10,843,113
(2) Investments, at cost                       $295,086,278   $244,258,888   $1,174,556,758      $75,692,542   $184,924,507
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 10    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                FTVIPT          FTVIPT           FTVIPT            FTVIPT          FTVIPT
                                             FRANK GLOBAL    FRANK SM CAP        MUTUAL           TEMP DEV        TEMP FOR
DEC. 31, 2007 (CONTINUED)                   REAL EST, CL 2     VAL, CL 2    SHARES SEC, CL 2   MKTS SEC, CL 1     SEC, CL 2
 ASSETS
Investments, at value(1),(2)                 $456,336,407    $329,243,517     $367,471,203      $197,631,940     $49,455,402
Dividends receivable                                   --              --               --                --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                  485,233          43,000           35,626                --              --
Receivable for share redemptions                  345,672         319,209          370,287           493,713          48,711
----------------------------------------------------------------------------------------------------------------------------
Total assets                                  457,167,312     329,605,726      367,877,116       198,125,653      49,504,113
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                337,444         244,979          282,852           213,094          35,822
    Contract terminations                           8,229          74,230           87,434           280,619          12,889
Payable for investments purchased                 485,233          43,000           35,626                --              --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 830,906         362,209          405,912           493,713          48,711
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         455,725,831     328,924,993      366,950,979       196,984,453      49,281,588
Net assets applicable to contracts in
  payment period                                  610,575         318,524          520,225           647,487         173,814
Net assets applicable to seed money                    --              --               --                --              --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $456,336,406    $329,243,517     $367,471,204      $197,631,940     $49,455,402
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          18,275,387      19,254,007       18,200,654        12,222,136       2,442,242
(2) Investments, at cost                     $452,789,781    $266,270,420     $316,514,215      $102,053,729     $31,812,328
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                GS VIT          GS VIT           GS VIT             JANUS           JANUS
                                             MID CAP VAL,     STRUCTD SM      STRUCTD U.S.      ASPEN GLOBAL     ASPEN INTL
DEC. 31, 2007 (CONTINUED)                        INST        CAP EQ, INST       EQ, INST         TECH, SERV       GRO, SERV
 ASSETS
Investments, at value(1),(2)                 $726,483,476     $22,383,410     $420,470,514       $25,957,096    $252,914,192
Dividends receivable                                   --              --               --                --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                   95,164             703          105,145            12,016         268,097
Receivable for share redemptions                  886,298          16,603          362,636            31,468         251,015
----------------------------------------------------------------------------------------------------------------------------
Total assets                                  727,464,938      22,400,716      420,938,295        26,000,580     253,433,304
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                533,695          16,543          311,872            18,484         180,784
    Contract terminations                         352,603              60           50,764            12,984          70,231
Payable for investments purchased                  95,164             703          105,145            12,016         268,097
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 981,462          17,306          467,781            43,484         519,112
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         725,864,072      22,338,875      419,890,153        25,864,085     252,520,775
Net assets applicable to contracts in
  payment period                                  619,404          44,535          580,361            93,011         393,417
Net assets applicable to seed money                    --              --               --                --              --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                             $726,483,476     $22,383,410     $420,470,514       $25,957,096    $252,914,192
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          51,817,652       2,089,954       31,950,647         5,011,022       3,920,542
(2) Investments, at cost                     $741,643,010     $24,060,164     $396,564,775       $28,504,297    $124,994,674
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                               JANUS ASPEN    JANUS ASPEN       LAZARD        LM PTNRS         MFS INV
                                                 LG CAP         MID CAP       RETIRE INTL    VAR SM CAP       GRO STOCK,
DEC. 31, 2007 (CONTINUED)                       GRO, SERV      GRO, SERV       EQ, SERV       GRO, CL I        SERV CL
 ASSETS
Investments, at value(1),(2)                  $791,865,502     $33,178,765   $183,797,330     $4,020,624     $120,723,574
Dividends receivable                                    --              --             --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                   916,765           7,050             --          6,235            1,875
Receivable for share redemptions                   614,481          24,498        282,750         30,306          159,787
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   793,396,748      33,210,313    184,080,080      4,057,165      120,885,236
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 613,468          23,386        134,999          3,061           88,784
    Contract terminations                            1,013           1,111        147,751         27,244           71,003
Payable for investments purchased                  916,765           7,050             --          6,235            1,875
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                1,531,246          31,547        282,750         36,540          161,662
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          791,865,502      33,102,969    183,393,186      4,020,625      120,608,346
Net assets applicable to contracts in
  payment period                                        --          75,797        404,144             --          115,228
Net assets applicable to seed money                     --              --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $791,865,502     $33,178,766   $183,797,330     $4,020,625     $120,723,574
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           30,374,588         851,830     13,767,590        267,507       10,434,190
(2) Investments, at cost                      $775,154,674     $30,865,715   $151,792,014     $4,219,911     $103,373,217
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                   MFS            MFS             MFS          NB AMT           NB AMT
                                                NEW DIS,     TOTAL RETURN,    UTILITIES,        INTL,      SOC RESPONSIVE,
DEC. 31, 2007 (CONTINUED)                        SERV CL        SERV CL         SERV CL         CL S             CL S
 ASSETS
Investments, at value(1),(2)                   $82,088,384    $122,396,783   $389,227,693   $313,048,610       $2,109,252
Dividends receivable                                    --              --             --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                     3,860          56,842        362,513        330,638              496
Receivable for share redemptions                    81,340         126,352        352,033        247,317            1,839
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    82,173,584     122,579,977    389,942,239    313,626,565        2,111,587
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  60,179          96,196        289,028        241,974            1,839
    Contract terminations                           21,160          30,156         63,005          5,343               --
Payable for investments purchased                    3,860          56,842        362,513        330,638              496
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   85,199         183,194        714,546        577,955            2,335
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           81,971,614     122,315,523    388,817,726    313,022,629        2,109,252
Net assets applicable to contracts in
  payment period                                   116,771          81,260        409,967         25,981               --
Net assets applicable to seed money                     --              --             --             --               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $82,088,385    $122,396,783   $389,227,693   $313,048,610       $2,109,252
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            5,033,009       5,708,805     11,410,956     23,001,367          118,099
(2) Investments, at cost                       $72,323,603    $117,734,273   $273,360,783   $319,145,937       $2,047,474
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 12    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                            OPPEN GLOBAL   OPPEN MAIN ST   OPPEN STRATEGIC      OPPEN        PIMCO VIT
                                               SEC VA,       SM CAP VA,        BOND VA,        VAL VA,       ALL ASSET,
DEC. 31, 2007 (CONTINUED)                       SERV            SERV             SERV            SERV        ADVISOR CL
 ASSETS
Investments, at value(1),(2)                $181,570,895    $121,815,789    $2,131,138,444    $5,723,096    $855,249,980
Dividends receivable                                  --              --                --            --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                  41,946          94,126         1,614,013        29,459         840,971
Receivable for share redemptions                 171,815         188,957         2,314,544         4,894         678,844
------------------------------------------------------------------------------------------------------------------------
Total assets                                 181,784,656     122,098,872     2,135,067,001     5,757,449     856,769,795
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               137,897          93,435         1,635,245         4,894         666,602
    Contract terminations                         33,920          95,523           679,299            --          12,242
Payable for investments purchased                 41,946          94,126         1,614,013        29,459         840,971
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                213,763         283,084         3,928,557        34,353       1,519,815
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        181,352,596     121,711,241     2,129,654,956     5,723,096     855,179,682
Net assets applicable to contracts in
  payment period                                 218,297         104,547         1,483,488            --          70,298
Net assets applicable to seed money                   --              --                --            --              --
------------------------------------------------------------------------------------------------------------------------
Total net assets                            $181,570,893    $121,815,788    $2,131,138,444    $5,723,096    $855,249,980
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          5,006,090       6,756,283       377,192,645       487,072      72,849,232
(2) Investments, at cost                    $157,713,606    $115,965,303    $1,993,826,240    $6,187,359    $858,961,770
------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                               PIONEER        PIONEER           PUT VT          PUT VT         PUT VT
                                             EQ INC VCT,   INTL VAL VCT,    HLTH SCIENCES,     INTL EQ,    INTL NEW OPP,
DEC. 31, 2007 (CONTINUED)                       CL II          CL II            CL IB           CL IB          CL IB
 ASSETS
Investments, at value(1),(2)                 $62,832,100      $8,064,938       $39,463,522   $94,674,068     $89,099,543
Dividends receivable                                  --              --                --            --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                   9,990              --            13,562         1,133           6,115
Receivable for share redemptions                  54,509          20,280            46,632       166,357          74,728
------------------------------------------------------------------------------------------------------------------------
Total assets                                  62,896,599       8,085,218        39,523,716    94,841,558      89,180,386
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                46,583           5,872            29,059        69,321          64,069
    Contract terminations                          7,926          14,408            17,574        97,037          10,659
Payable for investments purchased                  9,990              --            13,562         1,133           6,115
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 64,499          20,280            60,195       167,491          80,843
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         62,667,215       8,064,853        39,407,092    94,614,673      89,099,543
Net assets applicable to contracts in
  payment period                                 164,885              --            56,429        59,394              --
Net assets applicable to seed money                   --              85                --            --              --
------------------------------------------------------------------------------------------------------------------------
Total net assets                             $62,832,100      $8,064,938       $39,463,521   $94,674,067     $89,099,543
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          2,630,059         433,599         2,942,843     4,993,358       4,350,564
(2) Investments, at cost                     $50,068,987      $7,210,474       $34,720,644   $66,796,535     $74,764,106
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------------
                                                  PUT VT           PUT VT
                                                 NEW OPP,          VISTA,          RVS VP          RVS VP           RVS VP
DEC. 31, 2007 (CONTINUED)                          CL IA            CL IB            BAL          CASH MGMT        CORE BOND
 ASSETS
Investments, at value(1),(2)                    $153,099,942      $67,450,004   $400,780,368   $1,009,249,093      $88,888,706
Dividends receivable                                      --               --             --          370,240           23,013
Accounts receivable from RiverSource Life
  for contract purchase payments                          --            4,042         22,969        1,039,754           26,945
Receivable for share redemptions                     194,810           56,904             --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                     153,294,752       67,510,950    400,803,337    1,010,659,087       88,938,664
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   164,555           48,601        354,496          799,721           67,415
    Contract terminations                             30,255            8,303        460,509          694,141            8,998
Payable for investments purchased                         --            4,042             --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    194,810           60,946        815,005        1,493,862           76,413
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            152,175,179       67,273,777    394,487,149    1,008,907,914       88,845,342
Net assets applicable to contracts in
  payment period                                     924,763          176,227      5,501,183          257,311           16,909
Net assets applicable to seed money                       --               --             --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $153,099,942      $67,450,004   $399,988,332   $1,009,165,225      $88,862,251
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              7,104,406        4,420,053     26,557,156    1,009,827,137        8,992,687
(2) Investments, at cost                        $162,307,191      $78,918,925   $426,385,658   $1,009,467,879      $88,530,232
------------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------------
                                                    RVS              RVS                        RVS PTNRS VP          RVS
                                                  VP DIV           VP DIV          THDL VP       FUNDAMENTAL       VP GLOBAL
DEC. 31, 2007 (CONTINUED)                          BOND            EQ INC         EMER MKTS          VAL             BOND
 ASSETS
Investments, at value(1),(2)                  $3,133,497,027   $2,711,701,590   $695,893,876     $606,056,893   $1,133,223,797
Dividends receivable                                 876,169               --             --               --          260,571
Accounts receivable from RiverSource Life
  for contract purchase payments                   2,838,313          874,524        367,426          614,150          911,024
Receivable for share redemptions                          --               --             --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                   3,137,211,509    2,712,576,114    696,261,302      606,671,043    1,134,395,392
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 2,467,454        2,029,408        522,511          469,524          888,724
    Contract terminations                            412,335          202,022        249,430              642          158,435
Payable for investments purchased                         --               --             --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  2,879,789        2,231,430        771,941          470,166        1,047,159
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          3,129,752,289    2,706,859,613    695,435,707      606,152,893    1,132,575,749
Net assets applicable to contracts in
  payment period                                   4,579,431        3,485,071         53,654           47,984          772,484
Net assets applicable to seed money                       --               --             --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                              $3,134,331,720   $2,710,344,684   $695,489,361     $606,200,877   $1,133,348,233
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            298,325,917      166,928,937     30,946,898       54,096,864      100,111,323
(2) Investments, at cost                      $3,117,806,744   $2,303,077,331   $497,765,497     $577,894,363   $1,083,019,360
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 14    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                    RVS VP                          RVS VP
                                               GLOBAL INFLATION      RVS VP        HI YIELD        RVS VP         THDL VP
DEC. 31, 2007 (CONTINUED)                          PROT SEC            GRO           BOND          INC OPP       INTL OPP
 ASSETS
Investments, at value(1),(2)                      $605,733,639    $404,429,146   $763,804,706   $576,999,932   $371,390,747
Dividends receivable                                        --              --        424,882        274,521             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           542,043          18,667         22,922        599,514          7,554
Receivable for share redemptions                            --              --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       606,275,682     404,447,813    764,252,510    577,873,967    371,398,301
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     468,942         296,175        605,047        449,037        331,814
    Contract terminations                               12,658         124,238        468,508          4,167        351,701
Payable for investments purchased                           --              --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      481,600         420,413      1,073,555        453,204        683,515
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              605,751,122     403,114,132    760,454,169    577,368,348    369,229,510
Net assets applicable to contracts in payment
  period                                                42,960         913,268      2,724,786         52,415      1,485,276
Net assets applicable to seed money                         --              --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $605,794,082    $404,027,400   $763,178,955   $577,420,763   $370,714,786
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               58,928,831      52,852,559    117,895,448     58,526,595     25,241,790
(2) Investments, at cost                          $583,581,202    $401,027,210   $801,868,676   $595,809,503   $276,287,740
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                    RVS VP           RVS VP         RVS VP         RVS VP
                                                    LG CAP           LG CAP         MID CAP        MID CAP        RVS VP
DEC. 31, 2007 (CONTINUED)                             EQ               VAL            GRO            VAL          S&P 500
 ASSETS
Investments, at value(1),(2)                    $1,045,398,907     $20,713,444   $190,721,061   $329,367,056   $265,612,998
Dividends receivable                                        --              --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           131,538           2,482         25,580        346,852         10,643
Receivable for share redemptions                            --              --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,045,530,445      20,715,926    190,746,641    329,713,908    265,623,641
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     888,900          15,419        159,676        250,050        195,893
    Contract terminations                              497,368          39,843         22,890             --         76,402
Payable for investments purchased                           --              --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,386,268          55,262        182,566        250,050        272,295
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,035,206,012      20,466,862    189,562,320    329,371,613    264,415,307
Net assets applicable to contracts in payment
  period                                             8,938,165          16,369      1,001,755         92,245        936,039
Net assets applicable to seed money                         --         177,433             --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,044,144,177     $20,660,664   $190,564,075   $329,463,858   $265,351,346
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               41,368,351       1,863,296     14,841,289     22,559,424     27,017,174
(2) Investments, at cost                          $953,088,047     $21,103,667   $169,176,790   $302,611,937   $211,249,501
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    15

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                   RVS            RVS              RVS           RVS PTNRS        ROYCE
                                                PTNRS VP       VP SHORT         VP SM CAP        VP SM CAP     MICRO-CAP,
DEC. 31, 2007 (CONTINUED)                      SELECT VAL      DURATION            ADV              VAL         INVEST CL
 ASSETS
Investments, at value(1),(2)                   $25,388,472   $346,342,122     $122,559,427     $846,409,153   $116,412,325
Dividends receivable                                    --         90,206               --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     2,352         37,373           21,850          614,028         19,235
Receivable for share redemptions                        --             --               --               --        125,508
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    25,390,824    346,469,701      122,581,277      847,023,181    116,557,068
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  19,119        257,312           89,815          644,413         84,146
    Contract terminations                           44,727         96,094           38,981            4,236         41,362
Payable for investments purchased                       --             --               --               --         19,235
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   63,846        353,406          128,796          648,649        144,743
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           25,087,013    345,362,062      122,244,194      845,893,252    116,174,503
Net assets applicable to contracts in
  payment period                                    12,962        754,233          208,287          481,280        237,822
Net assets applicable to seed money                227,003             --               --               --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $25,326,978   $346,116,295     $122,452,481     $846,374,532   $116,412,325
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            2,375,587     33,845,358       10,388,599       62,087,658      8,642,340
(2) Investments, at cost                       $26,562,686   $349,551,988     $125,912,344     $876,607,206    $82,840,036
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                               VANK LIT         VANK UIF         VANK UIF
                                                THIRD AVE      COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER
DEC. 31, 2007 (CONTINUED)                          VAL           CL II            CL II            CL II       INTL SM CAP
 ASSETS
Investments, at value(1),(2)                  $148,093,084   $869,865,179     $203,382,069      $47,492,816   $970,136,739
Dividends receivable                                    --             --               --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --        641,773          289,327          279,872        188,437
Receivable for share redemptions                   218,735        686,458          169,964           34,679      1,022,049
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   148,311,819    871,193,410      203,841,360       47,807,367    971,347,225
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 107,787        665,016          156,266           34,572        721,517
    Contract terminations                          110,948         21,442           13,698              107        300,531
Payable for investments purchased                       --        641,773          289,327          279,872        188,437
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  218,735      1,328,231          459,291          314,551      1,210,485
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          147,691,590    869,735,721      203,243,563       47,492,816    969,690,888
Net assets applicable to contracts in
  payment period                                   401,494        129,458          138,506               --        445,852
Net assets applicable to seed money                     --             --               --               --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $148,093,084   $869,865,179     $203,382,069      $47,492,816   $970,136,740
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            5,713,468     63,033,709       18,624,732        3,275,367     22,028,536
(2) Investments, at cost                      $104,736,956   $862,139,409     $212,825,666      $42,666,168   $639,244,198
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 16    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                                    WF ADV        WF ADV        WF ADV        WF ADV
                                                     WANGER        VT ASSET      VT INTL          VT         VT SM CAP
DEC. 31, 2007 (CONTINUED)                          U.S. SM CO       ALLOC          CORE          OPP            GRO
 ASSETS
Investments, at value(1),(2)                      $973,831,285   $98,668,714   $19,885,705   $85,505,254   $100,983,953
Dividends receivable                                        --            --            --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           469,979        61,309         1,540           234         82,227
Receivable for share redemptions                       758,846       557,192        17,599       225,933        123,480
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       975,060,110    99,287,215    19,904,844    85,731,421    101,189,660
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     727,588        72,324        14,601        62,798         73,584
    Contract terminations                               31,257       484,868         2,998       163,135         49,896
Payable for investments purchased                      469,979        61,309         1,540           234         82,227
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,228,824       618,501        19,139       226,167        205,707
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              973,094,951    98,384,238    19,841,249    85,476,818    100,962,276
Net assets applicable to contracts in payment
  period                                               736,335       284,476        44,456        28,436         21,677
Net assets applicable to seed money                         --            --            --            --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $973,831,286   $98,668,714   $19,885,705   $85,505,254   $100,983,953
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               26,856,903     6,739,666     1,919,470     3,881,310     10,421,461
(2) Investments, at cost                          $788,637,523   $84,076,384   $15,083,460   $75,556,495    $90,244,834
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    17

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                    AIM VI        AIM VI         AIM VI         AIM VI         AIM VI
                                                  CAP APPR,      CAP APPR,      CAP DEV,       CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2007                            SER I         SER II          SER I         SER II          SER I
 INVESTMENT INCOME
Dividend income                                  $        --    $        --   $         --   $         --   $  3,118,699
Variable account expenses                            594,952      1,898,599        457,066        688,192      4,271,869
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (594,952)    (1,898,599)      (457,066)      (688,192)    (1,153,170)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           18,728,125     49,093,042     11,264,501     14,004,334    152,304,467
    Cost of investments sold                      20,824,495     39,270,191      7,254,124      9,822,199    112,225,443
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (2,096,370)     9,822,851      4,010,377      4,182,135     40,079,024
Distributions from capital gains                          --             --      3,895,530      6,260,565             --
Net change in unrealized appreciation or
  depreciation of investments                     10,179,768     14,833,321     (2,205,829)    (2,956,650)   (13,731,842)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     8,083,398     24,656,172      5,700,078      7,486,050     26,347,182
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ 7,488,446    $22,757,573   $  5,243,012   $  6,797,858   $ 25,194,012
------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                    AIM VI        AIM VI         AIM VI         AIM VI         AIM VI
                                                     DYN,        FIN SERV,      FIN SERV,     GLOBAL HLTH     INTL GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                SER I          SER I         SER II      CARE, SER II      SER II
 INVESTMENT INCOME
Dividend income                                  $        --    $   382,513   $     61,376   $         --   $  1,253,696
Variable account expenses                            136,754        218,233         27,054        673,480      1,363,511
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (136,754)       164,280         34,322       (673,480)      (109,815)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            3,503,074      9,431,976      1,442,665    126,253,198      1,769,214
    Cost of investments sold                       2,094,252      7,891,918      1,467,163    115,610,594      1,714,731
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      1,408,822      1,540,058        (24,498)    10,642,604         54,483
Distributions from capital gains                          --      1,475,154        238,746             --             --
Net change in unrealized appreciation or
  depreciation of investments                        478,894     (8,800,955)    (1,008,489)    (2,389,015)    (2,137,277)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,887,716     (5,785,743)      (794,241)     8,253,589     (2,082,794)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ 1,750,962    $(5,621,463)  $   (759,919)  $  7,580,109   $ (2,192,609)
------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                    AIM VI        AB VPS         AB VPS         AB VPS         AB VPS
                                                    TECH,      GLOBAL TECH,    GRO & INC,    INTL VAL, CL    LG CAP GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                SER I          CL B           CL B             B            CL B
 INVESTMENT INCOME
Dividend income                                  $        --    $        --   $  4,010,976   $ 12,899,041   $         --
Variable account expenses                            294,133        293,329      2,870,639     11,586,802         17,934
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (294,133)      (293,329)     1,140,337      1,312,239        (17,934)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            8,596,812     55,620,497     57,242,980     53,114,714        325,733
    Cost of investments sold                       6,762,126     47,048,793     45,596,315     37,494,378        309,789
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      1,834,686      8,571,704     11,646,665     15,620,336         15,944
Distributions from capital gains                          --             --     16,498,882     48,347,518             --
Net change in unrealized appreciation or
  depreciation of investments                        906,081       (701,638)   (16,092,757)   (23,186,794)       213,019
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     2,740,767      7,870,066     12,052,790     40,781,060        228,963
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ 2,446,634    $ 7,576,737   $ 13,193,127   $ 42,093,299   $    211,029
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 18    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------
                                                    AC VP       AC VP        AC VP         AC VP        AC VP
                                                    INTL,       INTL,     MID CAP VAL,    ULTRA,         VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL I        CL II        CL II         CL II         CL I
 INVESTMENT INCOME
Dividend income                                 $    468,695 $   701,602  $  1,411,665 $         -- $   9,389,864
Variable account expenses                            587,307   1,127,722     1,070,387    1,445,659     5,977,307
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (118,612)   (426,120)      341,278   (1,445,659)    3,412,557
-----------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           11,671,186  18,631,471       642,785  289,703,318   222,742,380
    Cost of investments sold                       9,218,435  11,623,168       657,302  260,858,392   191,318,380
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      2,452,751   7,008,303       (14,517)  28,844,926    31,424,000
Distributions from capital gains                          --          --        57,638           --    48,692,959
Net change in unrealized appreciation or
  depreciation of investments                      8,282,600  13,294,913   (28,848,480)   4,340,406  (106,252,864)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    10,735,351  20,303,216   (28,805,359)  33,185,332   (26,135,905)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                               $ 10,616,739 $19,877,096  $(28,464,081)$ 31,739,673 $ (22,723,348)
-----------------------------------------------------------------------------------------------------------------


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------
                                                    AC VP     CALVERT VS COL HI YIELD,  COL MARSICO  COL MARSICO
                                                    VAL,        SOCIAL         VS         GRO, VS    INTL OPP, VS
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL II        BAL          CL B         CL A          CL B
 INVESTMENT INCOME
Dividend income                                 $  6,317,677 $ 1,216,732  $  6,304,998 $    457,017 $     273,632
Variable account expenses                          3,861,834     463,482     1,084,998    5,730,604     1,460,963
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    2,455,843     753,250     5,220,000   (5,273,587)   (1,187,331)
-----------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           73,325,593  10,326,681    23,970,778   37,468,773   189,308,029
    Cost of investments sold                      68,949,714   9,054,915    23,603,781   32,779,304   166,951,258
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      4,375,879   1,271,766       366,997    4,689,469    22,356,771
Distributions from capital gains                  36,100,295   2,784,426            --           --     9,957,866
Net change in unrealized appreciation or
  depreciation of investments                    (68,283,955) (3,765,859)   (4,811,226)  93,040,509      (760,292)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (27,807,781)    290,333    (4,444,229)  97,729,978    31,554,345
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                               $(25,351,938)$ 1,043,583  $    775,771 $ 92,456,391 $  30,367,014
-----------------------------------------------------------------------------------------------------------------


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------
                                                     CS           CS           CS        DREY VIF      DREY VIF
                                                  COMMODITY    MID-CAP       SM CAP      INTL EQ,     INTL VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)               RETURN        CORE        CORE I        SERV          SERV
 INVESTMENT INCOME
Dividend income                                 $  4,931,157 $        --  $         -- $     52,538 $      26,548
Variable account expenses                          1,102,459     205,288     2,078,712       49,908        26,679
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    3,828,698    (205,288)   (2,078,712)       2,630          (131)
-----------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          180,060,252   6,475,955    89,004,426      887,635       781,231
    Cost of investments sold                     174,508,251   5,892,313    87,885,867      820,544       779,180
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      5,552,001     583,642     1,118,559       67,091         2,051
Distributions from capital gains                          --          --            --           --       237,522
Net change in unrealized appreciation or
  depreciation of investments                      6,400,670   2,153,018       728,447      677,532      (209,561)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    11,952,671   2,736,660     1,847,006      744,623        30,012
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                               $ 15,781,369 $ 2,531,372  $   (231,706)$    747,253 $      29,881
-----------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    19

STATEMENTS OF OPERATIONS

                                                               SEGREGATED ASSET SUBACCOUNTS
                                          ---------------------------------------------------------------------
                                                EV VT          EG VA        EG VA        FID VIP      FID VIP
                                            FLOATING-RATE   FUNDAMENTAL    INTL EQ,    CONTRAFUND,   GRO & INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)             INC       LG CAP, CL 2      CL 2       SERV CL 2     SERV CL
 INVESTMENT INCOME
Dividend income                             $  27,213,484  $    289,233  $  1,720,051 $   8,772,803 $ 3,401,904
Variable account expenses                       4,034,196       288,919       701,351     9,017,484   1,742,951
---------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                23,179,288           314     1,018,700      (244,681)  1,658,953
---------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       123,298,652     7,396,370    15,932,108   194,642,323  36,887,986
    Cost of investments sold                  124,941,156     5,924,129    12,884,231   178,548,565  32,240,591
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (1,642,504)    1,472,241     3,047,877    16,093,758   4,647,395
Distributions from capital gains                       --     2,647,443     5,942,492   299,188,380   8,563,309
Net change in unrealized appreciation or
  depreciation of investments                 (20,258,229)   (1,943,760)     (332,182) (165,281,986)  6,664,383
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (21,900,733)    2,175,924     8,658,187   150,000,152  19,875,087
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $   1,278,555  $  2,176,238  $  9,676,887 $ 149,755,471 $21,534,040
---------------------------------------------------------------------------------------------------------------


                                                               SEGREGATED ASSET SUBACCOUNTS
                                          ---------------------------------------------------------------------
                                               FID VIP        FID VIP      FID VIP       FID VIP      FID VIP
                                             GRO & INC,      MID CAP,      MID CAP,     OVERSEAS,    OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)          SERV CL 2       SERV CL     SERV CL 2      SERV CL     SERV CL 2
 INVESTMENT INCOME
Dividend income                             $   5,687,786  $  2,972,240  $  6,723,663 $   3,246,692 $ 7,680,616
Variable account expenses                       3,519,338     3,522,954    12,053,066       892,705   2,324,230
---------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 2,168,448      (550,714)   (5,329,403)    2,353,987   5,356,386
---------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        74,463,085    78,006,349   161,402,017    17,922,321  37,815,581
    Cost of investments sold                   58,143,304    49,920,730   128,714,069    13,540,677  26,077,181
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  16,319,781    28,085,619    32,687,948     4,381,644  11,738,400
Distributions from capital gains               17,309,613    38,697,484   117,020,831     7,015,972  17,205,058
Net change in unrealized appreciation or
  depreciation of investments                   6,576,299   (10,084,426)   29,464,027     1,847,817   4,259,131
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 40,205,693    56,698,677   179,172,806    13,245,433  33,202,589
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $  42,374,141  $ 56,147,963  $173,843,403 $  15,599,420 $38,558,975
---------------------------------------------------------------------------------------------------------------


                                                               SEGREGATED ASSET SUBACCOUNTS
                                          ---------------------------------------------------------------------
                                            FTVIPT FRANK   FTVIPT FRANK FTVIPT MUTUAL  FTVIPT TEMP  FTVIPT TEMP
                                          GLOBAL REAL EST,  SM CAP VAL,  SHARES SEC,  DEV MKTS SEC,   FOR SEC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)            CL 2           CL 2          CL 2          CL 1         CL 2
 INVESTMENT INCOME
Dividend income                             $  16,015,522  $  2,509,150  $  5,265,246 $   5,673,013 $ 1,011,059
Variable account expenses                       5,599,791     3,344,323     3,281,403     2,822,915     437,703
---------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                10,415,731      (835,173)    1,983,843     2,850,098     573,356
---------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       198,782,178    66,465,001    27,974,116   110,305,239  10,859,691
    Cost of investments sold                  167,037,922    48,401,227    22,971,689    59,818,598   7,165,442
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  31,744,256    18,063,774     5,002,427    50,486,641   3,694,249
Distributions from capital gains               46,760,526    25,801,301    12,891,012    17,011,914   2,306,102
Net change in unrealized appreciation or
  depreciation of investments                (237,003,468)  (53,272,213)  (13,121,360)  (17,251,556)    242,811
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (158,498,686)   (9,407,138)    4,772,079    50,246,999   6,243,162
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $(148,082,955) $(10,242,311) $  6,755,922 $  53,097,097 $ 6,816,518
---------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 20    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  GS VIT          GS VIT          GS VIT       JANUS ASPEN   JANUS ASPEN
                                                 MID CAP      STRUCTD SM CAP   STRUCTD U.S.      GLOBAL          INTL
YEAR ENDED DEC. 31, 2007 (CONTINUED)            VAL, INST        EQ, INST        EQ, INST      TECH, SERV     GRO, SERV
 INVESTMENT INCOME
Dividend income                               $   5,865,540     $    96,066    $  4,702,563    $    82,513   $   989,152
Variable account expenses                         7,160,118         263,457       4,306,381        207,798     1,902,502
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (1,294,578)       (167,391)        396,182       (125,285)     (913,350)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         142,168,174      10,293,505     116,672,369      4,933,365    14,827,668
    Cost of investments sold                    121,545,524       8,707,138      95,884,801      5,990,072     7,970,580
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    20,622,650       1,586,367      20,787,568     (1,056,707)    6,857,088
Distributions from capital gains                108,541,040       2,490,792      32,997,051             --            --
Net change in unrealized appreciation or
  depreciation of investments                  (106,244,792)     (9,106,570)    (63,764,197)     5,717,960    46,108,818
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   22,918,898      (5,029,411)     (9,979,578)     4,661,253    52,965,906
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  21,624,320     $(5,196,802)   $ (9,583,396)   $ 4,535,968   $52,052,556
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               JANUS ASPEN      JANUS ASPEN       LAZARD        LM PTNRS       MFS INV
                                                  LG CAP          MID CAP       RETIRE INTL    VAR SM CAP     GRO STOCK,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)         GRO, SERV(1)      GRO, SERV       EQ, SERV     GRO, CL I(2)     SERV CL
 INVESTMENT INCOME
Dividend income                               $   2,133,379     $    21,722    $  4,667,562    $        --   $   111,716
Variable account expenses                         3,006,120         267,954       1,698,670         21,417     1,120,880
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (872,741)       (246,232)      2,968,892        (21,417)   (1,009,164)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           9,525,352       5,682,815      44,982,463        576,959    32,556,229
    Cost of investments sold                      9,302,118       5,817,468      32,242,625        578,101    29,033,388
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       223,234        (134,653)     12,739,838         (1,142)    3,522,841
Distributions from capital gains                         --         172,741      32,111,690        271,444            --
Net change in unrealized appreciation or
  depreciation of investments                    16,710,828       6,139,996     (29,599,826)      (199,287)    9,995,615
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   16,934,062       6,178,084      15,251,702         71,015    13,518,456
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  16,061,321     $ 5,931,852    $ 18,220,594    $    49,598   $12,509,292
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    21

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                                                                                  NB
                                                    MFS            MFS             MFS             NB           AMT SOC
                                                  NEW DIS     TOTAL RETURN,     UTILITIES,      AMT INTL,     RESPONSIVE,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              SERV CL        SERV CL         SERV CL          CL S           CL S
 INVESTMENT INCOME
Dividend income                                 $        --    $ 2,685,497     $  2,484,331   $  5,143,029   $        364
Variable account expenses                           816,971      1,090,215        2,908,253      2,215,855         14,103
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (816,971)     1,595,282         (423,922)     2,927,174        (13,739)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          21,077,367     14,282,593       22,103,669     18,261,058        378,442
    Cost of investments sold                     17,295,902     13,500,568       16,094,271     15,717,022        353,894
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     3,781,465        782,025        6,009,398      2,544,036         24,548
Distributions from capital gains                  6,963,838      2,799,310       21,330,336     18,145,524          6,423
Net change in unrealized appreciation or
  depreciation of investments                    (7,742,537)    (2,036,457)      46,134,971    (23,905,479)        30,099
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    3,002,766      1,544,878       73,474,705     (3,215,919)        61,070
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 2,185,795    $ 3,140,160     $ 73,050,783   $   (288,745)  $     47,331
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                                                                                 PIMCO
                                                   OPPEN          OPPEN           OPPEN           OPPEN         VIT ALL
                                                 GLOBAL SEC     MAIN ST SM      STRATEGIC        VAL VA,        ASSET,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              VA, SERV     CAP VA, SERV   BOND VA, SERV       SERV        ADVISOR CL
 INVESTMENT INCOME
Dividend income                                 $ 2,146,837    $   194,035     $ 37,062,334   $     19,929   $ 56,327,035
Variable account expenses                         1,663,565      1,138,485       13,711,553         31,344      6,350,865
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     483,272       (944,450)      23,350,781        (11,415)    49,976,170
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          26,853,631     14,828,963       15,119,846        571,979    131,832,695
    Cost of investments sold                     22,819,928     13,085,449       14,355,092        582,217    130,149,161
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     4,033,703      1,743,514          764,754        (10,238)     1,683,534
Distributions from capital gains                  8,978,114      4,196,479               --        205,060             --
Net change in unrealized appreciation or
  depreciation of investments                    (4,242,025)    (8,514,848)     101,680,367       (442,794)    (3,095,183)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    8,769,792     (2,574,855)     102,445,121       (247,972)    (1,411,649)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 9,253,064    $(3,519,305)    $125,795,902   $   (259,387)  $ 48,564,521
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 22    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                                  PIONEER        PUT VT                        PUT VT
                                                    PIONEER       INTL VAL        HLTH          PUT VT        INTL NEW
                                                  EQ INC VCT,       VCT,        SCIENCES,      INTL EQ,         OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 CL II         CL II          CL IB          CL IB         CL IB
 INVESTMENT INCOME
Dividend income                                   $ 1,617,445   $    28,151   $    395,566   $  2,962,936   $   836,648
Variable account expenses                             619,758        73,483        407,856        886,042       812,725
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       997,687       (45,332)       (12,290)     2,076,894        23,923
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            12,643,647     2,103,487     13,405,041     24,616,718    18,093,368
    Cost of investments sold                        9,363,799     1,953,157     11,341,429     16,329,152    15,558,644
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    3,279,848       150,330      2,063,612      8,287,566     2,534,724
Distributions from capital gains                    2,272,719        97,257             --     12,826,457            --
Net change in unrealized appreciation or
  depreciation of investments                      (6,605,884)      792,166     (2,314,359)   (15,429,145)    8,651,239
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (1,053,317)    1,039,753       (250,747)     5,684,878    11,185,963
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $   (55,630)  $   994,421   $   (263,037)  $  7,761,772   $11,209,886
-----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     PUT VT        PUT VT
                                                    NEW OPP,       VISTA,        RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 CL IA         CL IB           BAL         CASH MGMT     CORE BOND
 INVESTMENT INCOME
Dividend income                                   $   333,873   $        --   $ 12,625,727   $ 42,810,625   $ 3,405,880
Variable account expenses                           2,372,765       658,697      4,699,417      8,451,863       686,401
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (2,038,892)     (658,697)     7,926,310     34,358,762     2,719,479
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            82,160,902    21,238,072    107,790,844    317,168,773     9,707,655
    Cost of investments sold                       87,974,213    24,585,753    115,365,204    317,176,219     9,774,935
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments   (5,813,311)   (3,347,681)    (7,574,360)        (7,446)      (67,280)
Distributions from capital gains                           --            --      9,861,055             --            --
Net change in unrealized appreciation or
  depreciation of investments                      18,027,177     6,764,206     (5,918,974)      (209,319)      728,288
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     12,213,866     3,416,525     (3,632,279)      (216,765)      661,008
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $10,174,974   $ 2,757,828   $  4,294,031   $ 34,141,997   $ 3,380,487
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    23

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                 RVS VP           RVS VP         THDL VP        RVS PTNRS VP       RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)            DIV BOND        DIV EQ INC      EMER MKTS     FUNDAMENTAL VAL    GLOBAL BOND
 INVESTMENT INCOME
Dividend income                               $117,050,609     $ 39,992,733    $  3,052,450     $  5,183,634    $ 31,988,291
Variable account expenses                       23,015,666       22,437,185       4,659,478        4,705,504       8,110,448
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 94,034,943       17,555,548      (1,607,028)         478,130      23,877,843
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        114,256,924      189,080,249      76,918,884      138,867,823      57,208,604
    Cost of investments sold                   116,202,372      153,521,951      59,562,565      124,853,385      54,968,810
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (1,945,448)      35,558,298      17,356,319       14,014,438       2,239,794
Distributions from capital gains                        --       31,748,234      22,687,947        1,157,874              --
Net change in unrealized appreciation or
  depreciation of investments                   18,113,255       75,691,754     125,156,294          (45,015)     35,571,222
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  16,167,807      142,998,286     165,200,560       15,127,297      37,811,016
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $110,202,750     $160,553,834    $163,593,532     $ 15,605,427    $ 61,688,859
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
                                                 RVS VP
                                            GLOBAL INFLATION      RVS VP          RVS VP           RVS VP          THDL VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)            PROT SEC            GRO       HI YIELD BOND       INC OPP         INTL OPP
 INVESTMENT INCOME
Dividend income                               $ 12,883,040     $  4,515,922    $ 64,311,471     $ 33,193,077    $  3,997,790
Variable account expenses                        4,988,876        3,829,785       8,121,414        4,440,681       4,341,764
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  7,894,164          686,137      56,190,057       28,752,396        (343,974)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        163,333,199       75,693,272     205,721,878       67,116,653     114,390,140
    Cost of investments sold                   164,858,165       72,830,097     216,475,730       68,125,415      94,219,907
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (1,524,966)       2,863,175     (10,753,852)      (1,008,762)     20,170,233
Distributions from capital gains                        --               --              --        1,029,658              --
Net change in unrealized appreciation or
  depreciation of investments                   29,875,142        7,597,489     (36,391,923)     (24,172,199)     24,613,294
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  28,350,176       10,460,664     (47,145,775)     (24,151,303)     44,783,527
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 36,244,340     $ 11,146,801    $  9,044,282     $  4,601,093    $ 44,439,553
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 24    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                           ----------------------------------------------------------------------------
                                              RVS VP         RVS VP         RVS VP         RVS VP           RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)         LG CAP EQ     LG CAP VAL     MID CAP GRO    MID CAP VAL        S&P 500
 INVESTMENT INCOME
Dividend income                            $ 15,701,344    $   339,837   $    116,884   $  2,899,805     $  4,527,718
Variable account expenses                    12,228,007        205,277      2,082,529      3,525,197        2,424,071
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               3,473,337        134,560     (1,965,645)      (625,392)       2,103,647
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                     335,008,045      9,545,212     64,636,204    279,136,586       42,817,334
    Cost of investments sold                302,733,252      8,257,688     60,294,583    235,550,420       33,559,035
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                32,274,793      1,287,524      4,341,621     43,586,166        9,258,299
Distributions from capital gains              6,905,170      1,549,666      2,112,965      3,924,810        2,083,883
Net change in unrealized appreciation or
  depreciation of investments               (12,221,817)    (3,155,202)    21,247,085      4,876,358       (2,031,407)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               26,958,146       (318,012)    27,701,671     52,387,334        9,310,775
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $ 30,431,483    $  (183,452)  $ 25,736,026   $ 51,761,942     $ 11,414,422
-----------------------------------------------------------------------------------------------------------------------


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                           ----------------------------------------------------------------------------
                                           RVS PTNRS VP   RVS VP SHORT     RVS VP SM    RVS PTNRS VP   ROYCE MICRO-CAP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)        SELECT VAL      DURATION        CAP ADV      SM CAP VAL        INVEST CL
 INVESTMENT INCOME
Dividend income                            $    305,268    $13,880,418   $    238,447   $  5,878,352     $  1,744,022
Variable account expenses                       249,004      2,913,673      1,305,857      5,853,120        1,117,776
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  56,264     10,966,745     (1,067,410)        25,232          626,246
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      10,152,410     52,115,821     46,247,682     49,392,910       26,507,920
    Cost of investments sold                  9,008,296     53,043,951     43,795,912     44,321,643       16,026,075
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 1,144,114       (928,130)     2,451,770      5,071,267       10,481,845
Distributions from capital gains              2,717,672             --      8,379,599     15,919,708        9,937,870
Net change in unrealized appreciation or
  depreciation of investments                (2,428,317)     4,283,352    (15,657,261)   (90,463,298)     (16,392,834)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                1,433,469      3,355,222     (4,825,892)   (69,472,323)       4,026,881
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $  1,489,733    $14,321,967   $ (5,893,302)  $(69,447,091)    $  4,653,127
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



                                          RIVERSOURCE VARIABLE ACCOUNT 10    25

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                               VANK LIT         VANK UIF         VANK UIF
                                                THIRD AVE      COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER
YEAR ENDED DEC. 31, 2007 (CONTINUED)               VAL           CL II            CL II            CL II       INTL SM CAP
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------
Dividend income                               $  3,841,937   $ 14,017,086     $  2,768,960     $         --   $  8,047,445
Variable account expenses                        1,539,535      8,127,209        1,959,356          810,318      8,385,385
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  2,302,402      5,889,877          809,604         (810,318)      (337,940)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                           36,311,175    240,132,111       91,502,823      139,551,572    152,521,730
  Cost of investments sold                      21,981,161    221,132,216       86,118,125      122,762,066    101,645,764
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   14,330,014     18,999,895        5,384,698       16,789,506     50,875,966
Distributions from capital gains                11,072,723     19,453,460          667,347        7,437,818     72,464,160
Net change in unrealized appreciation or
  depreciation of investments                  (35,865,306)   (69,536,273)     (31,924,850)      (3,109,983)    11,009,845
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (10,462,569)   (31,082,918)     (25,872,805)      21,117,341    134,349,971
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (8,160,167)  $(25,193,041)    $(25,063,201)    $ 20,307,023   $134,012,031
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                 WANGER        WF ADV VT        WF ADV VT        WF ADV VT      WF ADV VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)           U.S. SM CO     ASSET ALLOC       INTL CORE           OPP        SM CAP GRO
 INVESTMENT INCOME
Dividend income                               $         --   $  2,199,202     $      2,719     $    550,485   $         --
Variable account expenses                        8,332,746        845,020          179,231          799,296        699,645
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (8,332,746)     1,354,182         (176,512)        (248,811)      (699,645)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
  Proceeds from sales                          159,500,413     16,861,953        4,208,813       20,549,018      7,193,071
  Cost of investments sold                     118,089,809     14,173,914        3,097,472       16,277,490      5,656,013
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   41,410,604      2,688,039        1,111,341        4,271,528      1,537,058
Distributions from capital gains                47,038,069      1,501,009        1,492,329       12,900,103     12,019,803
Net change in unrealized appreciation or
  depreciation of investments                  (47,372,483)       690,136         (144,481)     (11,462,733)    (4,910,640)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  41,076,190      4,879,184        2,459,189        5,708,898      8,646,221
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 32,743,444   $  6,233,366     $  2,282,677     $  5,460,087   $  7,946,576
--------------------------------------------------------------------------------------------------------------------------



   (1) For the period May 1, 2007 (commencement of operations) to Dec. 31, 2007.
   (2) For the period April 27, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.


 26    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                     AIM VI         AIM VI         AIM VI        AIM VI         AIM VI
                                                    CAP APPR,      CAP APPR,      CAP DEV,      CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2007                              SER I         SER II         SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                   $   (594,952)  $ (1,898,599)  $  (457,066)  $  (688,192)  $  (1,153,170)
Net realized gain (loss) on sales of investments    (2,096,370)     9,822,851     4,010,377     4,182,135      40,079,024
Distributions from capital gains                            --             --     3,895,530     6,260,565              --
Net change in unrealized appreciation or
  depreciation of investments                       10,179,768     14,833,321    (2,205,829)   (2,956,650)    (13,731,842)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    7,488,446     22,757,573     5,243,012     6,797,858      25,194,012
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,555,650      9,745,494       811,347     7,448,612       5,641,816
Net transfers(1)                                   (13,448,112)   (38,456,740)   (6,507,480)   (2,680,157)    (13,020,713)
Transfers for policy loans                              10,585        (17,705)       10,887       (42,418)        491,079
Adjustments to net assets allocated to contracts
  in payment period                                    (10,629)        (2,361)      (10,687)       (4,037)       (225,139)
Contract charges                                       (28,813)      (682,581)      (17,136)      (53,128)       (238,071)
Contract terminations:
    Surrender benefits                              (4,549,152)    (9,398,226)   (3,764,246)   (3,965,775)   (137,570,437)
    Death benefits                                    (709,725)    (1,068,092)     (443,097)     (466,526)     (3,699,508)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (17,180,196)   (39,880,211)   (9,920,412)      236,571    (148,620,973)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     74,671,394    223,711,953    53,160,351    69,831,722     396,958,020
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 64,979,644   $206,589,315   $48,482,951   $76,866,151   $ 273,531,059
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              72,809,092    198,365,517    28,272,232    48,025,875     199,590,592
Contract purchase payments                           1,418,538      8,170,620       393,196     5,782,848       2,712,527
Net transfers(1)                                   (12,404,737)   (31,814,485)   (3,131,789)   (1,387,872)     (6,305,193)
Transfers for policy loans                              10,955        (14,512)        5,413       (27,940)        238,748
Contract charges                                       (26,394)      (559,314)       (8,349)      (33,541)       (114,180)
Contract terminations:
    Surrender benefits                              (4,141,327)    (7,708,565)   (1,835,352)   (2,454,496)    (65,842,041)
    Death benefits                                    (648,157)      (893,491)     (217,727)     (297,564)     (1,810,354)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    57,017,970    165,545,770    23,477,624    49,607,310     128,470,099
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   AIM VI        AIM VI        AIM VI           AIM VI           AIM VI
                                                    DYN,       FIN SERV,     FIN SERV,    GLOBAL HLTH CARE,     INTL GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)               SER I         SER I         SER II           SER II           SER II
 OPERATIONS
Investment income (loss) -- net                 $  (136,754)  $   164,280   $    34,322     $    (673,480)    $   (109,815)
Net realized gain (loss) on sales of
  investments                                     1,408,822     1,540,058       (24,498)       10,642,604           54,483
Distributions from capital gains                         --     1,475,154       238,746                --               --
Net change in unrealized appreciation or
  depreciation of investments                       478,894    (8,800,955)   (1,008,489)       (2,389,015)      (2,137,277)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,750,962    (5,621,463)     (759,919)        7,580,109       (2,192,609)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          351,354       735,360     2,360,754        37,133,985       97,199,022
Net transfers(1)                                 (1,370,460)   (5,356,452)       19,679      (116,132,891)     244,069,379
Transfers for policy loans                           (6,276)        1,332        (3,115)          (18,944)         (41,256)
Adjustments to net assets allocated to
  contracts in payment period                        (2,204)       (1,175)           --                --             (175)
Contract charges                                    (12,917)      (21,406)       (1,037)         (256,233)        (486,884)
Contract terminations:
    Surrender benefits                           (1,097,093)   (1,928,192)     (124,173)       (1,216,958)      (2,457,616)
    Death benefits                                 (122,892)     (178,441)       (7,493)         (270,330)        (731,625)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (2,260,488)   (6,748,974)    2,244,615       (80,761,371)     337,550,845
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  15,850,156    30,101,536     1,595,993        91,681,734        7,022,690
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $15,340,630   $17,731,099   $ 3,080,689     $  18,500,472     $342,380,926
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           12,476,898    21,798,120     1,364,020        87,789,464        5,225,792
Contract purchase payments                          254,043       559,479     2,071,188        33,132,878       69,794,306
Net transfers(1)                                   (980,604)   (4,099,008)      114,121      (103,246,799)     161,555,158
Transfers for policy loans                           (4,502)          545        (2,690)          (16,705)         (29,221)
Contract charges                                     (9,315)      (16,333)         (997)         (237,453)        (333,749)
Contract terminations:
    Surrender benefits                             (781,791)   (1,449,971)     (111,551)       (1,111,611)      (1,647,066)
    Death benefits                                  (90,526)     (136,272)       (7,046)         (244,289)        (500,903)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 10,864,203    16,656,560     3,427,045        16,065,485      234,064,317
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 28    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    AIM VI        AB VPS         AB VPS          AB VPS          AB VPS
                                                    TECH,      GLOBAL TECH,    GRO & INC,       INTL VAL,     LG CAP GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                SER I          CL B           CL B            CL B            CL B
 OPERATIONS
Investment income (loss) -- net                  $  (294,133)  $   (293,329)  $  1,140,337   $    1,312,239    $  (17,934)
Net realized gain (loss) on sales of
  investments                                      1,834,686      8,571,704     11,646,665       15,620,336        15,944
Distributions from capital gains                          --             --     16,498,882       48,347,518            --
Net change in unrealized appreciation or
  depreciation of investments                        906,081       (701,638)   (16,092,757)     (23,186,794)      213,019
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  2,446,634      7,576,737     13,193,127       42,093,299       211,029
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,077,715     14,879,292     19,119,413      257,161,881     1,442,238
Net transfers(1)                                  (4,908,364)   (45,843,841)   (34,758,854)     151,573,881       676,132
Transfers for policy loans                            (5,807)       (10,401)       (45,536)        (320,435)         (796)
Adjustments to net assets allocated to
  contracts in payment period                             --             --        (32,048)         (85,962)           --
Contract charges                                    (103,267)      (110,180)      (235,059)      (1,809,039)         (760)
Contract terminations:
    Surrender benefits                            (1,895,560)      (686,368)   (19,445,689)     (55,109,620)      (29,495)
    Death benefits                                  (190,381)       (95,309)    (2,312,868)      (6,703,222)      (14,632)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (6,025,664)   (31,866,807)   (37,710,641)     344,707,484     2,072,687
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   35,223,143     38,748,334    333,791,224    1,057,186,926       729,910
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $31,644,113   $ 14,458,264   $309,273,710   $1,443,987,709    $3,013,626
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            43,390,634     33,897,263    255,691,383      453,281,566       666,672
Contract purchase payments                         1,247,395     12,581,164     15,057,871      185,482,868     1,257,074
Net transfers(1)                                  (5,565,707)   (35,092,837)   (25,457,040)      77,763,017       561,478
Transfers for policy loans                            (7,041)        (8,060)       (34,243)        (169,683)         (685)
Contract charges                                    (118,984)       (92,612)      (173,825)        (844,860)         (621)
Contract terminations:
    Surrender benefits                            (2,197,857)      (555,732)   (14,154,877)     (21,708,416)      (25,266)
    Death benefits                                  (228,543)       (78,802)    (1,713,709)      (2,954,331)      (11,855)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  36,519,897     10,650,384    229,215,560      690,850,161     2,446,797
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   AC VP          AC VP          AC VP          AC VP           AC VP
                                                   INTL,          INTL,      MID CAP VAL,       ULTRA,           VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL I          CL II          CL II          CL II            CL I
 OPERATIONS
Investment income (loss) -- net                 $  (118,612)  $   (426,120)  $    341,278   $  (1,445,659)  $   3,412,557
Net realized gain (loss) on sales of
  investments                                     2,452,751      7,008,303        (14,517)     28,844,926      31,424,000
Distributions from capital gains                         --             --         57,638              --      48,692,959
Net change in unrealized appreciation or
  depreciation of investments                     8,282,600     13,294,913    (28,848,480)      4,340,406    (106,252,864)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      10,616,739     19,877,096    (28,464,081)     31,739,673     (22,723,348)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,074,847      3,263,758     83,308,165      75,856,497       8,291,357
Net transfers(1)                                 (4,776,373)    (4,431,098)   211,888,708    (270,229,661)    (28,649,567)
Transfers for policy loans                           11,469        (33,420)       (37,769)        (23,476)        284,116
Adjustments to net assets allocated to
  contracts in payment period                      (116,327)       (14,111)        (2,052)             --        (263,010)
Contract charges                                    (18,342)       (97,296)      (397,843)       (558,253)       (223,224)
Contract terminations:
    Surrender benefits                           (4,441,667)    (8,124,207)    (1,865,454)     (2,967,686)   (188,068,507)
    Death benefits                                 (610,000)      (912,572)      (652,090)       (725,595)     (5,201,804)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (8,876,393)   (10,348,946)   292,241,665    (198,648,174)   (213,830,639)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  66,174,158    123,391,731      3,176,150     203,884,825     627,151,221
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $67,914,504   $132,919,881   $266,953,734   $  36,976,324   $ 390,597,234
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           51,286,353     84,428,917      2,742,969     202,330,807     258,017,796
Contract purchase payments                          763,932      2,038,518     69,227,194      71,553,378       3,455,826
Net transfers(1)                                 (3,433,643)    (2,972,564)   189,104,478    (239,031,959)    (12,989,231)
Transfers for policy loans                            8,321        (21,085)       (30,858)        (21,164)        100,915
Contract charges                                    (13,090)       (60,974)      (367,001)       (536,818)        (87,798)
Contract terminations:
    Surrender benefits                           (3,134,166)    (4,912,901)    (1,762,128)     (2,765,655)    (69,095,168)
    Death benefits                                 (438,017)      (581,450)      (603,370)       (674,237)     (2,079,431)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 45,039,690     77,918,461    258,311,284      30,854,352     177,322,909
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 30    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                     AC VP        CALVERT        COL HI       COL MARSICO    COL MARSICO
                                                     VAL,        VS SOCIAL       YIELD,          GRO,         INTL OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 CL II          BAL          VS CL B        VS CL A        VS CL B
 OPERATIONS
Investment income (loss) -- net                  $  2,455,843   $   753,250   $  5,220,000   $ (5,273,587)  $  (1,187,331)
Net realized gain (loss) on sales of
  investments                                       4,375,879     1,271,766        366,997      4,689,469      22,356,771
Distributions from capital gains                   36,100,295     2,784,426             --             --       9,957,866
Net change in unrealized appreciation or
  depreciation of investments                     (68,283,955)   (3,765,859)    (4,811,226)    93,040,509        (760,292)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (25,351,938)    1,043,583        775,771     92,456,391      30,367,014
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         32,680,586     1,812,022     16,044,941    323,221,073      61,020,145
Net transfers(1)                                  (37,836,037)   (5,526,840)    (9,871,038)   216,285,064    (149,406,976)
Transfers for policy loans                           (122,174)      (10,898)       (21,238)      (155,684)        (33,941)
Adjustments to net assets allocated to
  contracts in payment period                         (46,942)      (11,773)        (2,823)       (15,304)         (2,551)
Contract charges                                     (328,079)      (40,678)      (166,893)    (1,820,989)       (374,708)
Contract terminations:
    Surrender benefits                            (25,077,851)   (3,644,157)    (5,485,049)   (14,057,933)     (5,460,017)
    Death benefits                                 (3,883,507)     (328,308)      (975,664)    (3,002,895)       (623,466)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (34,614,004)   (7,750,632)      (477,764)   520,453,332     (94,881,514)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   437,608,479    56,141,864    114,551,839    331,754,197     169,997,945
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $377,642,537   $49,434,815   $114,849,846   $944,663,920   $ 105,483,445
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            279,304,114    49,740,729    106,859,135    317,945,827     153,626,994
Contract purchase payments                         25,185,249     1,558,196     14,657,055    273,887,628      49,812,581
Net transfers(1)                                  (23,958,638)   (4,827,934)    (9,292,183)   190,775,561    (117,006,196)
Transfers for policy loans                            (75,793)       (7,134)       (19,522)      (134,244)        (28,271)
Contract charges                                     (206,215)      (35,188)      (153,666)    (1,574,917)       (332,939)
Contract terminations:
    Surrender benefits                            (15,751,801)   (3,106,179)    (5,056,711)   (12,323,275)     (4,631,995)
    Death benefits                                 (2,476,585)     (284,129)      (901,072)    (2,563,904)       (517,051)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  262,020,331    43,038,361    106,093,036    766,012,676      80,923,123
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    31

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------
                                            CS COMMODITY    CS MID-CAP     CS SM CAP    DREY VIF INTL EQ,   DREY VIF INTL VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)           RETURN          CORE         CORE I             SERV                SERV
 OPERATIONS
Investment income (loss) -- net            $   3,828,698   $  (205,288)  $ (2,078,712)      $    2,630          $     (131)
Net realized gain (loss) on sales of
  investments                                  5,552,001       583,642      1,118,559           67,091               2,051
Distributions from capital gains                      --            --             --               --             237,522
Net change in unrealized appreciation or
  depreciation of investments                  6,400,670     2,153,018        728,447          677,532            (209,561)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   15,781,369     2,531,372       (231,706)         747,253              29,881
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    52,135,888       495,110      3,219,727        4,107,651           1,940,637
Net transfers(1)                            (148,861,631)   (4,473,615)   (15,777,760)         476,347             237,487
Transfers for policy loans                       (31,704)        5,782        233,837           (1,334)                (96)
Adjustments to net assets allocated to
  contracts in payment period                     (1,815)       (4,359)       (71,269)              --                  --
Contract charges                                (352,746)      (11,065)       (97,749)          (2,021)             (1,216)
Contract terminations:
    Surrender benefits                        (3,079,613)   (1,696,362)   (72,755,733)        (109,674)            (64,475)
    Death benefits                              (427,888)     (185,876)    (1,676,767)         (35,546)             (1,648)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              (100,619,509)   (5,870,385)   (86,925,714)       4,435,423           2,110,689
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              137,217,868    25,342,871    208,261,570        1,844,513           1,351,009
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $  52,379,728   $22,003,858   $121,104,150       $7,027,189          $3,491,579
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       139,242,701    19,842,603    148,637,832        1,559,767           1,166,615
Contract purchase payments                    50,401,246       358,631      2,249,888        3,305,740           1,625,493
Net transfers(1)                            (139,924,665)   (3,281,598)   (11,023,565)         389,962             195,408
Transfers for policy loans                       (29,765)        4,295        171,993           (1,000)               (123)
Contract charges                                (350,170)       (8,061)       (68,362)          (1,531)             (1,007)
Contract terminations:
    Surrender benefits                        (2,992,730)   (1,223,317)   (50,691,145)         (84,441)            (53,558)
    Death benefits                              (417,034)     (134,939)    (1,192,642)         (28,762)             (1,396)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              45,929,583    15,557,614     88,083,999        5,139,735           2,931,432
------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.



 32    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    EV VT          EG VA         EG VA          FID VIP         FID VIP
                                                  FLOATING-     FUNDAMENTAL     INTL EQ,      CONTRAFUND,     GRO & INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              RATE INC     LG CAP, CL 2       CL 2         SERV CL 2        SERV CL
 OPERATIONS
Investment income (loss) -- net                 $ 23,179,288    $       314   $ 1,018,700   $     (244,681)  $  1,658,953
Net realized gain (loss) on sales of
  investments                                     (1,642,504)     1,472,241     3,047,877       16,093,758      4,647,395
Distributions from capital gains                          --      2,647,443     5,942,492      299,188,380      8,563,309
Net change in unrealized appreciation or
  depreciation of investments                    (20,258,229)    (1,943,760)     (332,182)    (165,281,986)     6,664,383
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        1,278,555      2,176,238     9,676,887      149,755,471     21,534,040
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       219,615,249      2,399,208     7,689,286      467,633,246      3,644,825
Net transfers(1)                                 (25,197,341)    (1,611,646)   (5,610,122)      16,587,806    (21,083,009)
Transfers for policy loans                           (40,572)         3,616       (14,947)        (218,630)       (38,865)
Adjustments to net assets allocated to
  contracts in payment period                        (18,785)        (5,575)       (2,873)         (39,983)      (170,233)
Contract charges                                  (1,130,178)       (23,067)      (70,550)      (2,689,864)       (66,539)
Contract terminations:
    Surrender benefits                           (12,688,856)    (2,185,550)   (3,235,204)     (22,340,871)   (14,906,018)
    Death benefits                                (2,593,767)      (182,975)     (651,718)      (4,562,157)    (1,709,997)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   177,945,750     (1,605,989)   (1,896,128)     454,369,547    (34,329,836)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  306,684,071     32,620,279    71,677,408      654,611,294    209,031,284
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $485,908,376    $33,190,528   $79,458,167   $1,258,736,312   $196,235,488
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           298,230,334     28,846,070    45,619,068      622,501,286    182,343,013
Contract purchase payments                       211,468,136      2,026,988     5,699,944      397,943,190      2,992,284
Net transfers(1)                                 (24,426,595)    (1,438,587)   (2,967,782)      23,717,680    (17,370,272)
Transfers for policy loans                           (39,005)         2,966        (9,526)        (189,203)       (31,188)
Contract charges                                  (1,085,312)       (19,281)      (41,778)      (2,340,750)       (54,538)
Contract terminations:
    Surrender benefits                           (12,213,457)    (1,802,486)   (1,899,074)     (19,485,086)   (12,210,151)
    Death benefits                                (2,500,072)      (152,180)     (394,528)      (3,897,793)    (1,389,312)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 469,434,029     27,463,490    46,006,324    1,018,249,324    154,279,836
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   FID VIP        FID VIP         FID VIP         FID VIP        FID VIP
                                                 GRO & INC,      MID CAP,        MID CAP,        OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              SERV CL 2       SERV CL        SERV CL 2        SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                 $  2,168,448   $   (550,714)  $   (5,329,403)  $  2,353,987   $  5,356,386
Net realized gain (loss) on sales of
  investments                                     16,319,781     28,085,619       32,687,948      4,381,644     11,738,400
Distributions from capital gains                  17,309,613     38,697,484      117,020,831      7,015,972     17,205,058
Net change in unrealized appreciation or
  depreciation of investments                      6,576,299    (10,084,426)      29,464,027      1,847,817      4,259,131
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       42,374,141     56,147,963      173,843,403     15,599,420     38,558,975
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        10,032,755      6,615,148      218,118,455      1,613,232     17,842,196
Net transfers(1)                                 (49,054,737)   (49,477,279)     (64,783,266)    (8,092,209)   (15,529,794)
Transfers for policy loans                           (96,876)       (47,397)        (321,122)       (35,934)       (67,347)
Adjustments to net assets allocated to
  contracts in payment period                        (76,771)        15,639          (85,823)       (28,078)       (39,114)
Contract charges                                    (317,749)      (122,344)      (1,804,323)       (27,253)      (192,245)
Contract terminations:
    Surrender benefits                           (26,852,829)   (28,493,115)     (66,103,807)    (7,460,902)   (14,755,246)
    Death benefits                                (2,732,546)    (2,658,816)      (7,780,135)      (987,194)    (1,516,912)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (69,098,753)   (74,168,164)      77,239,979    (15,018,338)   (14,258,462)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  417,155,182    413,295,617    1,208,846,882    102,498,316    248,078,487
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $390,430,570   $395,275,416   $1,459,930,264   $103,079,398   $272,379,000
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           329,941,813    131,593,810      624,914,428     76,349,456    151,362,060
Contract purchase payments                         7,472,160      1,930,525      170,249,933      1,108,461     12,895,479
Net transfers(1)                                 (36,806,779)   (14,573,394)     (20,429,167)    (5,601,528)    (8,145,928)
Transfers for policy loans                           (73,105)       (13,208)        (176,909)       (24,996)       (41,215)
Contract charges                                    (236,106)       (35,815)        (943,220)       (18,667)      (107,986)
Contract terminations:
    Surrender benefits                           (19,780,765)    (8,271,564)     (30,825,699)    (5,091,040)    (8,100,797)
    Death benefits                                (2,051,838)      (780,913)      (3,850,785)      (666,260)      (864,578)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 278,465,380    109,849,441      738,938,581     66,055,426    146,997,035
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 34    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ----------------------------------------------------------------------------------
                                             FTVIPT FRANK           FTVIPT            FTVIPT       FTVIPT TEMP       FTVIPT
                                           GLOBAL REAL EST,   FRANK SM CAP VAL,   MUTUAL SHARES      DEV MKTS       TEMP FOR
YEAR ENDED DEC. 31, 2007 (CONTINUED)             CL 2                CL 2            SEC CL 2       SEC, CL 1      SEC, CL 2

 OPERATIONS
Investment income (loss) -- net              $  10,415,731       $   (835,173)     $  1,983,843   $   2,850,098   $   573,356
Net realized gain (loss) on sales of
  investments                                   31,744,256         18,063,774         5,002,427      50,486,641     3,694,249
Distributions from capital gains                46,760,526         25,801,301        12,891,012      17,011,914     2,306,102
Net change in unrealized appreciation or
  depreciation of investments                 (237,003,468)       (53,272,213)      (13,121,360)    (17,251,556)      242,811
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (148,082,955)       (10,242,311)        6,755,922      53,097,097     6,816,518
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      37,161,931         25,176,885        46,597,131       2,870,542       749,904
Net transfers(1)                              (160,396,780)       (43,204,319)       25,861,096     (10,615,358)   (6,388,725)
Transfers for policy loans                        (151,684)            (6,738)          (42,326)        161,161        (6,851)
Adjustments to net assets allocated to
  contracts in payment period                      (83,587)           (28,368)          (66,147)       (317,592)      (16,748)
Contract charges                                  (444,881)          (233,952)         (238,053)       (111,437)      (12,619)
Contract terminations:
    Surrender benefits                         (40,079,116)       (20,726,840)      (17,978,439)    (97,723,802)   (3,279,145)
    Death benefits                              (5,122,737)        (2,368,968)       (2,532,153)     (1,986,204)     (238,151)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (169,116,854)       (41,392,300)       51,601,109    (107,722,690)   (9,192,335)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                773,536,215        380,878,128       309,114,173     252,257,533    51,831,219
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 456,336,406       $329,243,517      $367,471,204   $ 197,631,940   $49,455,402
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         257,420,723        166,830,224       207,209,310     179,402,572    30,344,425
Contract purchase payments                      24,378,587         18,354,586        37,080,758       1,843,724       413,508
Net transfers(1)                               (60,265,326)       (17,629,892)       17,748,332      (6,883,607)   (3,522,369)
Transfers for policy loans                         (63,965)            (7,293)          (30,870)        107,084        (3,538)
Contract charges                                  (161,793)          (100,216)         (152,990)        (71,438)       (6,931)
Contract terminations:
    Surrender benefits                         (14,815,846)        (9,009,685)      (11,328,002)    (62,783,345)   (1,791,663)
    Death benefits                              (1,832,717)        (1,009,158)       (1,659,759)     (1,364,325)     (129,256)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               204,659,663        157,428,566       248,866,779     110,250,665    25,304,176
-----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                   GS VIT         GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN
                                                MID CAP VAL,    STRUCTD SM    STRUCTD U.S.      GLOBAL         INTL
YEAR ENDED DEC. 31, 2007 (CONTINUED)                INST       CAP EQ, INST     EQ, INST      TECH, SERV     GRO, SERV
 OPERATIONS
Investment income (loss) -- net                $  (1,294,578)   $  (167,391)  $    396,182   $  (125,285)  $   (913,350)
Net realized gain (loss) on sales of
  investments                                     20,622,650      1,586,367     20,787,568    (1,056,707)     6,857,088
Distributions from capital gains                 108,541,040      2,490,792     32,997,051            --             --
Net change in unrealized appreciation or
  depreciation of investments                   (106,244,792)    (9,106,570)   (63,764,197)    5,717,960     46,108,818
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       21,624,320     (5,196,802)    (9,583,396)    4,535,968     52,052,556
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        19,785,963        475,528     25,532,105       715,950      3,640,650
Net transfers(1)                                 (96,913,865)    (7,600,007)   (89,881,606)   (1,117,889)    19,130,166
Transfers for policy loans                          (242,317)           497        (67,231)       (5,684)       (83,299)
Adjustments to net assets allocated to
  contracts in payment period                        (79,953)        (4,151)       (56,763)         (855)       (26,076)
Contract charges                                    (697,942)        (9,906)      (707,863)      (16,939)      (100,900)
Contract terminations:
    Surrender benefits                           (46,502,361)    (2,280,442)   (25,281,758)   (1,602,360)   (13,042,410)
    Death benefits                                (5,508,279)      (273,454)    (3,673,833)     (194,806)    (1,298,052)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (130,158,754)    (9,691,935)   (94,136,949)   (2,222,583)     8,220,079
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  835,017,910     37,272,147    524,190,859    23,643,711    192,641,557
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 726,483,476    $22,383,410   $420,470,514   $25,957,096   $252,914,192
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           327,755,194     19,071,743    445,093,220    54,174,360    142,097,812
Contract purchase payments                         7,583,395        254,027     21,654,426     1,488,571      2,369,349
Net transfers(1)                                 (36,577,913)    (4,127,116)   (75,635,982)   (2,853,435)    11,713,788
Transfers for policy loans                           (86,809)           851        (50,964)       (7,601)       (55,288)
Contract charges                                    (261,891)        (5,321)      (582,595)      (33,684)       (64,847)
Contract terminations:
    Surrender benefits                           (18,110,101)    (1,219,622)   (20,652,593)   (3,186,673)    (8,089,522)
    Death benefits                                (2,078,442)      (144,343)    (3,100,020)     (412,649)      (841,160)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 278,223,433     13,830,219    366,725,492    49,168,889    147,130,132
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 36    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                              JANUS ASPEN   JANUS ASPEN                          LM PTNRS        MFS INV
                                                LG CAP        MID CAP     LAZARD RETIRE INTL    VAR SM CAP     GRO STOCK,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)       GRO, SERV(2)    GRO, SERV         EQ, SERV        GRO, CL I(3)      SERV CL
 OPERATIONS
Investment income (loss) -- net              $   (872,741)  $  (246,232)     $  2,968,892       $  (21,417)   $ (1,009,164)
Net realized gain (loss) on sales of
  investments                                     223,234      (134,653)       12,739,838           (1,142)      3,522,841
Distributions from capital gains                       --       172,741        32,111,690          271,444              --
Net change in unrealized appreciation or
  depreciation of investments                  16,710,828     6,139,996       (29,599,826)        (199,287)      9,995,615
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    16,061,321     5,931,852        18,220,594           49,598      12,509,292
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    222,372,127       812,592         3,768,454          554,669       4,613,275
Net transfers(1)                              561,334,075    (1,757,656)      (31,931,769)       3,468,770     (23,713,182)
Transfers for policy loans                        (69,657)       (9,310)          (36,521)          (1,071)        (15,582)
Adjustments to net assets allocated to
  contracts in payment period                          --        (2,534)          (52,304)              --        (117,342)
Contract charges                               (1,224,152)      (18,829)         (114,320)          (2,378)        (84,342)
Contract terminations:
    Surrender benefits                         (4,876,858)   (1,764,583)      (12,262,268)         (48,963)     (8,317,842)
    Death benefits                             (1,731,354)     (270,893)       (1,316,375)              --        (969,709)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                775,804,181    (3,011,213)      (41,945,103)       3,971,027     (28,604,724)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --    30,258,127       207,521,839               --     136,819,006
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $791,865,502   $33,178,766      $183,797,330       $4,020,625    $120,723,574
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --    50,493,115       162,152,756               --     187,890,017
Contract purchase payments                    215,063,494     1,209,218         2,744,079          545,934       5,294,270
Net transfers(1)                              540,413,694    (2,841,619)      (24,068,024)       3,456,850     (30,931,822)
Transfers for policy loans                        (67,510)      (13,267)          (26,378)          (1,026)        (20,895)
Contract charges                               (1,176,537)      (27,894)          (84,640)          (2,335)       (108,675)
Contract terminations:
    Surrender benefits                         (4,671,431)   (2,639,239)       (8,710,187)         (48,525)    (10,272,011)
    Death benefits                             (1,668,630)     (413,263)       (1,006,415)              --      (1,290,903)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              747,893,080    45,767,051       131,001,191        3,950,898     150,559,981
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                     MFS            MFS             MFS            NB         NB AMT SOC
                                                  NEW DIS,     TOTAL RETURN,    UTILITIES,      AMT INTL,    RESPONSIVE,
YEAR ENDED DEC. 31, 2007 (CONTINUED)               SERV CL        SERV CL         SERV CL         CL S           CL S
 OPERATIONS
Investment income (loss) -- net                 $   (816,971)   $  1,595,282   $   (423,922)  $  2,927,174    $  (13,739)
Net realized gain (loss) on sales of
  investments                                      3,781,465         782,025      6,009,398      2,544,036        24,548
Distributions from capital gains                   6,963,838       2,799,310     21,330,336     18,145,524         6,423
Net change in unrealized appreciation or
  depreciation of investments                     (7,742,537)     (2,036,457)    46,134,971    (23,905,479)       30,099
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        2,185,795       3,140,160     73,050,783       (288,745)       47,331
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         2,398,138      18,974,234     38,073,314    144,906,858     1,450,575
Net transfers(1)                                 (14,460,199)       (630,858)    44,080,263     14,362,129       103,945
Transfers for policy loans                           (15,100)         (6,097)      (148,474)       (54,210)       (6,478)
Adjustments to net assets allocated to
  contracts in payment period                         (9,306)        (11,741)       (22,176)        (3,408)           --
Contract charges                                     (67,593)        (92,954)      (209,179)      (873,742)         (552)
Contract terminations:
    Surrender benefits                            (6,161,920)     (4,965,179)   (17,522,799)    (3,963,004)      (15,920)
    Death benefits                                  (683,513)       (842,056)    (2,118,050)    (1,143,088)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (18,999,493)     12,425,349     62,132,899    153,231,535     1,531,570
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   98,902,083     106,831,274    254,044,011    160,105,820       530,351
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 82,088,385    $122,396,783   $389,227,693   $313,048,610    $2,109,252
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year            98,385,704      87,236,603    142,815,798    147,410,563       465,988
Contract purchase payments                         2,219,884      16,228,221     25,039,260    118,168,399     1,207,721
Net transfers(1)                                 (13,562,486)       (195,437)    22,818,350     12,916,009        89,446
Transfers for policy loans                           (14,282)         (4,716)       (78,591)       (44,729)       (5,200)
Contract charges                                     (63,282)        (73,329)      (102,835)      (762,057)         (454)
Contract terminations:
    Surrender benefits                            (5,641,774)     (3,936,343)    (8,173,901)    (3,467,170)      (13,284)
    Death benefits                                  (650,641)       (667,566)    (1,059,389)      (975,581)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  80,673,123      98,587,433    181,258,692    273,245,434     1,744,217
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 38    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                  OPPEN          OPPEN           OPPEN          OPPEN           PIMCO
                                               GLOBAL SEC     MAIN ST SM       STRATEGIC         VAL           VIT ALL
YEAR ENDED DEC. 31, 2007 (CONTINUED)            VA, SERV     CAP VA, SERV    BOND VA, SERV    VA, SERV    ASSET, ADVISOR CL
 OPERATIONS
Investment income (loss) -- net               $    483,272   $   (944,450)  $   23,350,781   $  (11,415)     $ 49,976,170
Net realized gain (loss) on sales of
  investments                                    4,033,703      1,743,514          764,754      (10,238)        1,683,534
Distributions from capital gains                 8,978,114      4,196,479               --      205,060                --
Net change in unrealized appreciation or
  depreciation of investments                   (4,242,025)    (8,514,848)     101,680,367     (442,794)       (3,095,183)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      9,253,064     (3,519,305)     125,795,902     (259,387)       48,564,521
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      18,341,173     16,939,733      508,101,097    4,460,090       412,712,457
Net transfers(1)                               (10,981,688)     2,109,060      624,869,745    1,155,046       (48,873,968)
Transfers for policy loans                         (51,422)       (44,762)        (268,583)      (5,733)         (125,195)
Adjustments to net assets allocated to
  contracts in payment period                      (17,495)        (8,531)        (105,328)          --            (9,828)
Contract charges                                  (123,363)       (81,987)      (2,875,269)        (302)       (2,465,268)
Contract terminations:
    Surrender benefits                          (9,609,662)    (6,338,756)     (49,908,743)     (22,236)      (11,246,758)
    Death benefits                              (1,583,530)      (731,559)     (10,606,104)          --        (3,538,653)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (4,025,987)    11,843,198    1,069,206,815    5,586,865       346,452,787
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                176,343,816    113,491,895      936,135,727      395,618       460,232,672
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $181,570,893   $121,815,788   $2,131,138,444   $5,723,096      $855,249,980
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year         117,611,822     81,385,064      820,584,798      369,750       437,681,840
Contract purchase payments                      13,911,165     13,955,931      450,266,644    3,807,145       375,366,089
Net transfers(1)                                (6,714,206)     1,465,921      528,315,251      963,920       (43,048,486)
Transfers for policy loans                         (34,144)       (32,635)        (234,910)      (5,154)         (113,411)
Contract charges                                   (78,340)       (56,371)      (2,438,151)        (255)       (2,262,829)
Contract terminations:
    Surrender benefits                          (6,049,961)    (4,302,203)     (41,770,209)     (19,125)      (10,298,315)
    Death benefits                              (1,019,517)      (504,974)      (8,955,659)          --        (3,228,839)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               117,626,819     91,910,733    1,745,767,764    5,116,281       754,096,049
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                 PIONEER        PIONEER          PUT VT          PUT VT          PUT VT
                                               EQ INC VCT,   INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,     INTL NEW OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL II          CL II            CL IB           CL IB          CL IB
 OPERATIONS
Investment income (loss) -- net                $   997,687    $   (45,332)    $    (12,290)   $  2,076,894    $     23,923
Net realized gain (loss) on sales of
  investments                                    3,279,848        150,330        2,063,612       8,287,566       2,534,724
Distributions from capital gains                 2,272,719         97,257               --      12,826,457              --
Net change in unrealized appreciation or
  depreciation of investments                   (6,605,884)       792,166       (2,314,359)    (15,429,145)      8,651,239
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (55,630)       994,421         (263,037)      7,761,772      11,209,886
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,167,042         89,823        1,412,436       1,999,730       1,892,906
Net transfers(1)                                (2,412,948)    (1,107,037)     (10,177,231)    (11,080,575)    (10,772,589)
Transfers for policy loans                         (12,298)         2,811              583         (44,374)        (36,857)
Adjustments to net assets allocated to
  contracts in payment period                       (9,398)            --           (3,695)         (3,972)        (13,023)
Contract charges                                   (40,445)        (5,988)         (41,313)        (68,991)        (48,161)
Contract terminations:
    Surrender benefits                          (5,023,687)      (529,168)      (3,007,085)     (6,009,199)     (6,761,720)
    Death benefits                                (371,839)       (47,516)        (253,437)       (499,843)       (833,744)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (6,703,573)    (1,597,075)     (12,069,742)    (15,707,224)    (16,573,188)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 69,591,303      8,667,592       51,796,300     102,619,519      94,462,845
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $62,832,100    $ 8,064,938     $ 39,463,521    $ 94,674,067    $ 89,099,543
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year          48,064,180      8,607,906       46,519,197      62,625,712      77,661,235
Contract purchase payments                         773,396         82,625        1,226,423       1,134,721       1,424,087
Net transfers(1)                                (1,653,356)    (1,022,015)      (8,911,170)     (6,271,356)     (8,053,396)
Transfers for policy loans                          (8,530)         2,645              499         (25,470)        (27,384)
Contract charges                                   (26,998)        (5,539)         (36,081)        (39,444)        (36,312)
Contract terminations:
    Surrender benefits                          (3,306,470)      (490,678)      (2,614,557)     (3,369,391)     (5,031,720)
    Death benefits                                (248,447)       (41,375)        (222,065)       (284,441)       (620,289)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                43,593,775      7,133,569       35,962,246      53,770,331      65,316,221
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 40    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    PUT VT         PUT VT
                                                   NEW OPP,        VISTA,         RVS VP          RVS VP          RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 CL IA          CL IB           BAL          CASH MGMT      CORE BOND
 OPERATIONS
Investment income (loss) -- net                  $ (2,038,892)  $   (658,697)  $  7,926,310   $   34,358,762   $ 2,719,479
Net realized gain (loss) on sales of
  investments                                      (5,813,311)    (3,347,681)    (7,574,360)          (7,446)      (67,280)
Distributions from capital gains                           --             --      9,861,055               --            --
Net change in unrealized appreciation or
  depreciation of investments                      18,027,177      6,764,206     (5,918,974)        (209,319)      728,288
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  10,174,974      2,757,828      4,294,031       34,141,997     3,380,487
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          4,060,835      2,347,972     15,798,997      410,371,982     7,823,539
Net transfers(1)                                  (13,050,527)   (16,339,376)    13,234,748      (50,046,622)   19,656,443
Transfers for policy loans                            359,796        (31,159)       230,539           74,513       (12,903)
Adjustments to net assets allocated to
  contracts in payment period                        (116,379)        (9,530)      (702,716)        (326,067)       (3,730)
Contract charges                                     (168,369)       (55,248)      (277,743)        (456,300)      (50,819)
Contract terminations:
    Surrender benefits                            (69,708,303)    (5,291,792)   (95,214,075)    (164,206,651)   (3,716,423)
    Death benefits                                 (1,498,830)      (596,258)    (8,265,344)     (14,461,869)     (987,064)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (80,121,777)   (19,975,391)   (75,195,594)     180,948,986    22,709,043
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   223,046,745     84,667,567    470,889,895      794,074,242    62,772,721
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $153,099,942   $ 67,450,004   $399,988,332   $1,009,165,225   $88,862,251
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year            149,235,834     79,536,775    308,698,503      701,788,024    59,404,642
Contract purchase payments                          2,614,012      2,104,093     11,978,308      389,104,888     7,361,380
Net transfers(1)                                   (8,463,422)   (14,717,618)     9,687,695      (71,178,101)   18,275,461
Transfers for policy loans                            235,934        (27,756)       109,128           59,038       (12,336)
Contract charges                                     (108,521)       (49,817)      (182,602)        (395,087)      (47,345)
Contract terminations:
    Surrender benefits                            (44,854,451)    (4,762,398)   (53,014,265)    (137,774,679)   (3,454,786)
    Death benefits                                   (980,071)      (538,395)    (5,378,922)     (12,853,602)     (920,524)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   97,679,315     61,544,884    271,897,845      868,750,481    80,606,492
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------------------------
                                                RVS VP           RVS VP          THDL VP       RVS PTNRS VP        RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)           DIV BOND        DIV EQ INC       EMER MKTS    FUNDAMENTAL VAL     GLOBAL BOND
 OPERATIONS
Investment income (loss) -- net             $   94,034,943   $   17,555,548   $ (1,607,028)    $    478,130    $   23,877,843
Net realized gain (loss) on sales of
  investments                                   (1,945,448)      35,558,298     17,356,319       14,014,438         2,239,794
Distributions from capital gains                        --       31,748,234     22,687,947        1,157,874                --
Net change in unrealized appreciation or
  depreciation of investments                   18,113,255       75,691,754    125,156,294          (45,015)       35,571,222
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    110,202,750      160,553,834    163,593,532       15,605,427        61,688,859
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     940,882,549      521,748,445    149,565,186      307,805,205       303,778,804
Net transfers(1)                               425,095,610      (34,403,827)    28,305,976      (75,923,739)      184,569,480
Transfers for policy loans                        (136,970)        (586,578)      (119,597)         (93,482)          (78,333)
Adjustments to net assets allocated to
  contracts in payment period                     (656,135)        (430,306)        (8,178)          (5,193)           94,272
Contract charges                                (5,969,428)      (3,601,695)    (1,169,521)      (1,889,556)       (1,940,464)
Contract terminations:
    Surrender benefits                        (146,432,928)    (114,516,729)   (21,437,522)      (8,099,090)      (54,866,874)
    Death benefits                             (21,557,648)     (17,590,429)    (2,444,431)      (2,470,198)       (6,896,322)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               1,191,225,050      350,618,881    152,691,913      219,323,947       424,660,563
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              1,832,903,920    2,199,171,969    379,203,916      371,271,503       646,998,811
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $3,134,331,720   $2,710,344,684   $695,489,361     $606,200,877    $1,133,348,233
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year       1,441,352,057    1,286,388,061    191,857,012      338,653,851       472,738,206
Contract purchase payments                     874,503,949      418,446,949     93,816,615      268,318,192       278,616,914
Net transfers(1)                               343,882,749      (15,444,471)    14,603,860      (62,427,902)      145,311,805
Transfers for policy loans                        (154,055)        (368,381)       (61,719)         (81,630)          (74,698)
Contract charges                                (4,869,952)      (2,158,608)      (540,870)      (1,667,880)       (1,490,404)
Contract terminations:
    Surrender benefits                        (107,446,718)     (61,394,418)    (8,934,651)      (7,149,206)      (37,283,785)
    Death benefits                             (16,969,282)      (9,915,377)    (1,149,085)      (2,170,901)       (5,095,663)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             2,530,298,748    1,615,553,755    289,591,162      533,474,524       852,722,375
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 42    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                    RVS VP                           RVS VP
                                               GLOBAL INFLATION      RVS VP         HI YIELD        RVS VP         THDL VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)               PROT SEC            GRO            BOND          INC OPP        INTL OPP
 OPERATIONS
Investment income (loss) -- net                  $  7,894,164     $    686,137   $  56,190,057   $ 28,752,396   $    (343,974)
Net realized gain (loss) on sales of
  investments                                      (1,524,966)       2,863,175     (10,753,852)    (1,008,762)     20,170,233
Distributions from capital gains                           --               --              --      1,029,658              --
Net change in unrealized appreciation or
  depreciation of investments                      29,875,142        7,597,489     (36,391,923)   (24,172,199)     24,613,294
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        36,244,340       11,146,801       9,044,282      4,601,093      44,439,553
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        242,088,105       20,320,578      42,735,508    256,091,266      14,140,061
Net transfers(1)                                  (94,681,432)     (49,776,475)    (74,598,933)   (15,106,352)     (2,169,023)
Transfers for policy loans                            (68,166)          (7,110)         (8,479)       (66,333)        160,298
Adjustments to net assets allocated to
  contracts in payment period                          (4,349)        (108,342)       (224,878)        (6,009)       (350,000)
Contract charges                                   (1,871,592)        (368,458)       (471,920)    (1,604,988)       (233,640)
Contract terminations:
  Surrender benefits                              (11,679,638)     (23,254,154)   (110,064,769)    (9,448,375)   (100,813,250)
  Death benefits                                   (3,565,663)      (3,079,780)     (8,777,500)    (2,749,143)     (4,083,917)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    130,217,265      (56,273,741)   (151,410,971)   227,110,066     (93,349,471)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   439,332,477      449,154,340     905,545,644    345,709,604     419,624,704
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $605,794,082     $404,027,400   $ 763,178,955   $577,420,763   $ 370,714,786
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            420,004,328      590,277,974     649,203,946    309,652,725     314,504,903
Contract purchase payments                        231,258,949       21,784,829      35,636,225    234,566,479      10,770,806
Net transfers(1)                                  (91,440,320)     (63,203,972)    (53,805,563)   (15,171,516)     (2,649,010)
Transfers for policy loans                            (64,798)          (5,089)        (14,247)       (60,265)         95,493
Contract charges                                   (1,759,723)        (456,519)       (334,940)    (1,411,993)       (167,922)
Contract terminations:
  Surrender benefits                              (10,947,999)     (27,948,300)    (73,884,901)    (8,288,325)    (64,210,854)
  Death benefits                                   (3,355,451)      (3,959,755)     (6,176,015)    (2,450,977)     (2,919,513)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  543,694,986      516,489,168     550,624,505    516,836,128     255,423,903
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                    RVS VP          RVS VP        RVS VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)               LG CAP EQ      LG CAP VAL    MID CAP GRO    MID CAP VAL       S&P 500
 OPERATIONS
Investment income (loss) -- net                 $    3,473,337   $   134,560   $ (1,965,645)  $    (625,392)  $  2,103,647
Net realized gain (loss) on sales of
  investments                                       32,274,793     1,287,524      4,341,621      43,586,166      9,258,299
Distributions from capital gains                     6,905,170     1,549,666      2,112,965       3,924,810      2,083,883
Net change in unrealized appreciation or
  depreciation of investments                      (12,221,817)   (3,155,202)    21,247,085       4,876,358     (2,031,407)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         30,431,483      (183,452)    25,736,026      51,761,942     11,414,422
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          33,709,944     1,747,027      7,436,207     158,520,090     12,369,920
Net transfers(1)                                  (117,306,711)      309,196    (24,281,050)   (214,934,955)   (13,116,114)
Transfers for policy loans                             806,234        (8,898)       157,742        (100,478)       (13,508)
Adjustments to net assets allocated to
  contracts in payment period                       (1,446,539)       (1,667)      (142,518)         (4,487)       (40,019)
Contract charges                                    (1,700,452)      (17,033)      (168,693)       (961,803)      (186,013)
Contract terminations:
  Surrender benefits                              (216,087,675)   (5,441,280)   (38,292,948)    (10,339,597)   (19,497,570)
  Death benefits                                   (11,475,556)     (198,790)    (1,888,831)     (2,009,877)    (2,222,916)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (313,500,755)   (3,611,445)   (57,180,091)    (69,831,107)   (22,706,220)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,327,213,449    24,455,561    222,008,140     347,533,023    276,643,144
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,044,144,177   $20,660,664   $190,564,075   $ 329,463,858   $265,351,346
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,149,919,577    15,288,513    200,201,534     273,710,105    269,990,311
Contract purchase payments                          29,354,807     1,406,406      6,213,205     133,771,150     11,019,652
Net transfers(1)                                  (108,213,570)      231,762    (18,652,132)   (154,414,427)   (12,580,735)
Transfers for policy loans                             474,469        (6,761)       157,016         (78,441)       (10,331)
Contract charges                                    (1,512,365)      (12,445)      (139,723)       (677,427)      (174,079)
Contract terminations:
  Surrender benefits                              (151,465,569)   (1,051,493)   (34,774,557)     (7,213,801)   (17,744,335)
  Death benefits                                    (9,816,505)     (143,877)    (1,587,595)     (1,473,447)    (2,140,670)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   908,740,844    15,712,105    151,417,748     243,623,712    248,359,813
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 44    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                              RVS PTNRS     RVS VP SHORT      RVS VP      RVS PTNRS VP   ROYCE MICRO-CAP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)        VP SELECT VAL     DURATION      SM CAP ADV     SM CAP VAL        INVEST CL
 OPERATIONS
Investment income (loss) -- net              $    56,264    $ 10,966,745   $ (1,067,410)  $     25,232     $    626,246
Net realized gain (loss) on sales of
  investments                                  1,144,114        (928,130)     2,451,770      5,071,267       10,481,845
Distributions from capital gains               2,717,672              --      8,379,599     15,919,708        9,937,870
Net change in unrealized appreciation or
  depreciation of investments                 (2,428,317)      4,283,352    (15,657,261)   (90,463,298)     (16,392,834)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    1,489,733      14,321,967     (5,893,302)   (69,447,091)       4,653,127
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     2,295,325      24,013,269      4,725,165    228,819,923        2,195,536
Net transfers(1)                                (291,149)      3,803,004    (35,351,071)   236,442,494      (16,148,848)
Transfers for policy loans                       (21,301)         28,595         (4,589)      (158,343)         (15,165)
Adjustments to net assets allocated to
  contracts in payment period                     (2,258)       (146,765)      (115,375)       (72,408)         (17,718)
Contract charges                                 (24,299)       (201,149)      (103,663)    (1,766,695)         (32,641)
Contract terminations:
    Surrender benefits                        (5,630,583)    (22,536,679)   (10,082,764)   (24,061,079)      (9,349,731)
    Death benefits                              (105,027)     (5,157,031)    (1,126,211)    (3,467,703)        (854,924)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (3,779,292)       (196,756)   (42,058,508)   435,736,189      (24,223,491)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               27,616,537     331,991,084    170,404,291    480,085,434      135,982,689
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $25,326,978    $346,116,295   $122,452,481   $846,374,532     $116,412,325
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        18,509,821     270,830,576     97,485,723    271,780,693       40,616,644
Contract purchase payments                     1,821,092      21,694,410      3,122,074    195,575,471          628,233
Net transfers(1)                                (190,717)      2,820,316    (19,919,235)   166,947,700       (4,587,258)
Transfers for policy loans                       (16,997)         23,304         (2,175)      (106,592)          (4,312)
Contract charges                                 (17,595)       (161,871)       (58,695)    (1,141,827)          (9,324)
Contract terminations:
    Surrender benefits                        (1,173,726)    (18,452,530)    (5,701,535)   (13,479,928)      (2,664,434)
    Death benefits                               (76,700)     (4,128,636)      (641,254)    (2,205,173)        (245,996)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              18,855,178     272,625,569     74,284,903    617,370,344       33,733,553
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------------
                                                                VANK LIT         VANK UIF          VANK UIF
                                                THIRD AVE      COMSTOCK,     GLOBAL REAL EST,      MID CAP         WANGER
YEAR ENDED DEC. 31, 2007 (CONTINUED)               VAL           CL II             CL II          GRO, CL II     INTL SM CAP
 OPERATIONS
Investment income (loss) -- net               $  2,302,402   $   5,889,877     $    809,604     $    (810,318)  $   (337,940)
Net realized gain (loss) on sales of
  investments                                   14,330,014      18,999,895        5,384,698        16,789,506     50,875,966
Distributions from capital gains                11,072,723      19,453,460          667,347         7,437,818     72,464,160
Net change in unrealized appreciation or
  depreciation of investments                  (35,865,306)    (69,536,273)     (31,924,850)       (3,109,983)    11,009,845
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (8,160,167)    (25,193,041)     (25,063,201)       20,307,023    134,012,031
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       2,759,771     304,655,163      101,608,023        41,384,136    133,045,113
Net transfers(1)                               (23,205,413)   (187,203,632)     (35,775,610)     (112,141,196)   (98,828,775)
Transfers for policy loans                         (22,684)       (183,851)         (56,167)          (18,610)      (308,279)
Adjustments to net assets allocated to
  contracts in payment period                      (47,025)        (10,295)          (9,848)               --       (175,196)
Contract charges                                   (44,618)     (2,681,323)        (577,452)         (264,787)    (1,186,764)
Contract terminations:
    Surrender benefits                         (11,699,073)    (25,127,265)      (5,496,872)       (1,794,327)   (48,074,860)
    Death benefits                              (1,054,091)     (4,745,017)        (867,941)         (331,210)    (5,662,515)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (33,313,133)     84,703,780       58,824,133       (73,165,994)   (21,191,276)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                189,566,384     810,354,440      169,621,137       100,351,787    857,315,985
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $148,093,084   $ 869,865,179     $203,382,069     $  47,492,816   $970,136,740
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          57,364,981     615,159,689      136,442,482        98,447,751    392,888,045
Contract purchase payments                         812,016     258,747,252       76,917,072        36,197,490     90,941,449
Net transfers(1)                                (6,922,226)   (143,069,714)     (28,757,609)      (93,894,177)   (45,110,753)
Transfers for policy loans                          (6,372)       (141,678)         (43,459)          (16,176)      (141,043)
Contract charges                                   (13,156)     (1,984,478)        (455,890)         (244,685)      (518,169)
Contract terminations:
    Surrender benefits                          (3,442,367)    (18,458,368)      (4,386,383)       (1,600,684)   (18,873,658)
    Death benefits                                (310,404)     (3,595,164)        (682,701)         (296,803)    (2,415,941)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                47,482,472     706,657,539      179,033,512        38,592,716    416,769,930
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 46    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                  WANGER      WF ADV VT ASSET    WF ADV VT       WF ADV        WF ADV VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)            U.S. SM CO         ALLOC         INTL CORE       VT OPP       SM CAP GRO
See accompanying notes to financial
statements.

 OPERATIONS
Investment income (loss) -- net                $ (8,332,746)    $ 1,354,182     $  (176,512)  $   (248,811)  $   (699,645)
Net realized gain (loss) on sales of
  investments                                    41,410,604       2,688,039       1,111,341      4,271,528      1,537,058
Distributions from capital gains                 47,038,069       1,501,009       1,492,329     12,900,103     12,019,803
Net change in unrealized appreciation or
  depreciation of investments                   (47,372,483)        690,136        (144,481)   (11,462,733)    (4,910,640)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      32,743,444       6,233,366       2,282,677      5,460,087      7,946,576
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      106,881,687       1,927,651         282,943      5,703,848     10,010,724
Net transfers(1)                                  1,989,558       2,112,194        (853,219)   (12,698,054)    28,099,306
Transfers for policy loans                         (175,937)          2,151          (4,002)       (12,992)       (23,723)
Adjustments to net assets allocated to
  contracts in payment period                       (62,704)        (14,679)         (3,052)        (5,599)        (1,984)
Contract charges                                 (1,036,750)        (63,498)        (13,200)       (67,013)       (50,917)
Contract terminations:
    Surrender benefits                          (50,643,220)     (7,975,454)     (1,388,216)    (5,719,120)    (4,685,679)
    Death benefits                               (6,348,650)       (943,114)       (245,018)      (648,900)      (510,986)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   50,603,984      (4,954,749)     (2,223,764)   (13,447,830)    32,836,741
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 890,483,858      97,390,097      19,826,792     93,492,997     60,200,636
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $973,831,286     $98,668,714     $19,885,705   $ 85,505,254   $100,983,953
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year          489,658,854      76,000,244      15,404,286     68,746,422     50,565,632
Contract purchase payments                       84,505,696       1,441,716         200,841      4,396,582      7,895,274
Net transfers(1)                                 21,685,099       1,478,320        (616,622)    (8,656,959)    21,078,809
Transfers for policy loans                         (102,904)          1,912          (2,823)        (9,411)       (17,632)
Contract charges                                   (602,214)        (47,620)         (9,426)       (46,354)       (38,782)
Contract terminations:
    Surrender benefits                          (26,715,811)     (5,946,190)       (974,467)    (3,922,074)    (3,466,633)
    Death benefits                               (3,391,905)       (714,370)       (173,474)      (448,384)      (397,695)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                565,036,815      72,214,012      13,828,315     60,059,822     75,618,973
-------------------------------------------------------------------------------------------------------------------------



   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.

   (2) For the period May 1, 2007 (commencement of operations) to Dec. 31, 2007.

   (3) For the period April 27, 2007 (commencement of operations) to Dec. 31, 2007.


See accompanying notes to financial statements.

                                          RIVERSOURCE VARIABLE ACCOUNT 10    47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     AIM VI        AIM VI         AIM VI        AIM VI         AIM VI
                                                   CAP APPR,      CAP APPR,      CAP DEV,      CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2006                             SER I         SER II         SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                   $  (618,417)  $ (2,177,607)  $  (462,522)  $  (544,867)  $  (3,383,904)
Net realized gain (loss) on sales of investments   (2,932,477)     5,063,339     2,685,078     1,831,676      23,458,026
Distributions from capital gains                           --             --       921,289     1,215,189              --
Net change in unrealized appreciation or
  depreciation of investments                       7,423,354      5,067,183     4,633,445     6,160,090      41,412,446
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   3,872,460      7,952,915     7,777,290     8,662,088      61,486,568
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,248,337     28,612,888     1,029,153     9,167,741       8,389,893
Net transfers(1)                                   (5,648,418)   (58,692,779)   (6,441,394)      524,065     (15,112,364)
Transfers for policy loans                              2,818        (26,777)      (31,315)      (41,778)        476,386
Adjustments to net assets allocated to contracts
  in payout period                                    (10,085)        (3,671)       (7,805)       (3,662)       (205,350)
Contract charges                                      (35,072)      (877,537)      (19,713)      (43,702)       (304,264)
Contract terminations:
    Surrender benefits                             (3,806,581)    (6,238,418)   (2,482,170)   (2,385,358)   (137,739,871)
    Death benefits                                   (466,217)    (1,040,608)     (329,175)     (390,071)     (4,471,774)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (7,715,218)   (38,266,902)   (8,282,419)    6,827,235    (148,967,344)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    78,514,152    254,025,940    53,665,480    54,342,399     484,438,796
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $74,671,394   $223,711,953   $53,160,351   $69,831,722   $ 396,958,020
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             80,703,329    236,682,947    32,971,128    42,661,337     281,112,107
Contract purchase payments                          2,260,313     26,128,653       580,649     7,030,861       4,617,151
Net transfers(1)                                   (5,791,449)   (56,928,808)   (3,654,879)      387,268      (8,420,338)
Transfers for policy loans                              2,155        (25,381)      (17,638)      (29,530)        264,293
Contract charges                                      (35,333)      (812,497)      (11,130)      (31,547)       (167,391)
Contract terminations:
    Surrender benefits                             (3,858,435)    (5,714,395)   (1,408,767)   (1,707,690)    (75,297,723)
    Death benefits                                   (471,488)      (965,002)     (187,131)     (284,824)     (2,517,507)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   72,809,092    198,365,517    28,272,232    48,025,875     199,590,592
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 48    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                     AIM VI        AIM VI       AIM VI           AIM VI          AIM VI
                                                      DYN,       FIN SERV,     FIN SERV,   GLOBAL HLTH CARE,    INTL GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               SER I         SER I       SER II(2)       SER II(3)         SER II
 OPERATIONS
Investment income (loss) -- net                   $  (138,649)  $   222,590   $   16,519      $  (275,777)     $   30,705
Net realized gain (loss) on sales of investments    1,163,925       645,335          643           55,575          13,717
Distributions from capital gains                           --       171,530        7,541               --              --
Net change in unrealized appreciation or
  depreciation of investments                       1,242,939     2,782,884       61,490        4,476,627         777,708
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,268,215     3,822,339       86,193        4,256,425         822,130
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            558,944     3,476,924    1,291,734       49,623,217       3,487,557
Net transfers(1)                                   (2,168,387)    1,322,213      225,904       38,319,015       2,547,727
Transfers for policy loans                             (9,730)      (13,549)        (101)         (12,554)           (804)
Adjustments to net assets allocated to contracts
  in payout period                                      9,247        (1,155)          --               --              --
Contract charges                                      (13,136)      (20,000)          --          (60,748)           (776)
Contract terminations:
  Surrender benefits                                 (988,965)   (1,205,562)      (7,737)        (326,938)        (62,857)
  Death benefits                                     (216,491)     (387,927)          --         (116,683)        (39,763)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (2,828,518)    3,170,944    1,509,800       87,425,309       5,931,084
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    16,410,459    23,108,253           --               --         269,476
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $15,850,156   $30,101,536   $1,595,993      $91,681,734      $7,022,690
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             14,869,025    19,310,798           --               --         246,723
Contract purchase payments                            467,450     2,794,889    1,167,926       48,280,972       2,991,936
Net transfers(1)                                   (1,832,417)      977,741      202,630       40,014,930       2,067,627
Transfers for policy loans                             (8,524)      (11,078)         (99)         (12,425)           (679)
Contract charges                                      (11,018)      (15,843)          --          (60,049)           (621)
Contract terminations:
  Surrender benefits                                 (824,303)     (952,711)      (6,437)        (320,868)        (48,282)
  Death benefits                                     (183,315)     (305,676)          --         (113,096)        (30,912)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   12,476,898    21,798,120    1,364,020       87,789,464       5,225,792
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   AIM VI         AB VPS         AB VPS          AB VPS          AB VPS
                                                    TECH,      GLOBAL TECH,    GRO & INC,     INTL VAL, CL    LG CAP GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              SER I          CL B           CL B              B           CL B(2)
 OPERATIONS
Investment income (loss) -- net                 $   (340,400)   $  (176,585)  $    997,127   $    2,901,382     $ (1,465)
Net realized gain (loss) on sales of
  investments                                        842,953       (292,680)     6,874,922        7,706,249          138
Distributions from capital gains                          --             --     16,938,384       13,889,637           --
Net change in unrealized appreciation or
  depreciation of investments                      2,233,515      2,489,649     22,680,669      204,018,296       30,002
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        2,736,068      2,020,384     47,491,102      228,515,564       28,675
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,597,617     33,391,270     29,987,833      216,306,877      638,287
Net transfers(1)                                  (9,647,163)       (73,807)   (41,489,132)      89,571,715       63,601
Transfers for policy loans                            (7,020)        (6,341)       (62,043)        (302,940)          --
Adjustments to net assets allocated to
  contracts in payout period                              --             --        (36,334)         (50,422)          --
Contract charges                                    (131,543)       (27,475)      (238,783)        (862,905)          --
Contract terminations:
    Surrender benefits                            (1,366,812)      (159,500)   (12,436,887)     (23,848,684)        (653)
    Death benefits                                  (218,535)       (44,556)    (2,223,919)      (3,328,532)          --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (7,773,456)    33,079,591    (26,499,265)     277,485,109      701,235
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   40,260,531      3,648,359    312,799,387      551,186,253           --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 35,223,143    $38,748,334   $333,791,224   $1,057,186,926     $729,910
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            54,314,603      3,446,288    277,476,998      292,660,263           --
Contract purchase payments                         4,581,320     31,036,918     25,823,442      131,375,660      608,215
Net transfers(1)                                 (13,261,344)      (367,131)   (35,071,688)      42,136,618       58,569
Transfers for policy loans                            (9,222)        (5,964)       (51,855)        (153,178)          --
Contract charges                                    (172,996)       (25,107)      (201,935)        (393,251)          --
Contract terminations:
    Surrender benefits                            (1,766,552)      (147,472)   (10,400,810)     (10,811,781)        (112)
    Death benefits                                  (295,175)       (40,269)    (1,882,769)      (1,532,765)          --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  43,390,634     33,897,263    255,691,383      453,281,566      666,672
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 50    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                                                  AC VP
                                                    AC VP          AC VP      MID CAP VAL,       AC VP          AC VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            INTL, CL I    INTL, CL II     CL II(2)     ULTRA, CL II     VAL, CL I

 OPERATIONS
Investment income (loss) -- net                  $   491,468   $    591,360    $    7,104    $   (941,132)  $   2,136,080
Net realized gain (loss) on sales of
  investments                                        402,347      2,865,474         1,636      (2,088,277)     27,623,353
Distributions from capital gains                          --             --        70,091              --      61,868,698
Net change in unrealized appreciation or
  depreciation of investments                     12,668,327     20,073,367        68,215       1,267,269      11,778,471
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 13,562,142     23,530,201       147,046      (1,762,140)    103,406,602
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,319,901     10,308,745     2,560,037     181,553,196      11,265,277
Net transfers(1)                                  (6,257,072)    (2,999,924)      504,116       6,362,883     (19,503,872)
Transfers for policy loans                            (9,920)        (8,730)         (552)        (48,241)        281,029
Adjustments to net assets allocated to
  contracts in payout period                          (5,032)       (12,337)           --              --        (240,427)
Contract charges                                     (19,986)       (85,178)           --        (139,499)       (280,136)
Contract terminations:
    Surrender benefits                            (2,859,786)    (4,109,921)      (34,497)       (970,785)   (183,681,349)
    Death Benefits                                  (615,734)      (495,928)           --        (350,917)     (6,243,823)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (8,447,629)     2,596,727     3,029,104     186,406,637    (198,403,301)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   61,059,645     97,264,803            --      19,240,328     722,147,920
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $66,174,158   $123,391,731    $3,176,150    $203,884,825   $ 627,151,221
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            58,674,200     82,367,473            --      18,578,384     341,955,531
Contract purchase payments                         1,153,430      7,975,799     2,322,272     180,236,020       5,231,957
Net transfers(1)                                  (5,456,692)    (2,311,127)      450,963       5,053,553     (11,160,341)
Transfers for policy loans                            (9,347)        (3,125)         (558)        (48,725)        100,392
Contract charges                                     (17,524)       (65,393)           --        (142,844)       (123,095)
Contract terminations:
    Surrender benefits                            (2,509,611)    (3,143,508)      (29,708)       (992,432)    (75,136,329)
    Death benefits                                  (548,103)      (391,202)           --        (353,149)     (2,850,319)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  51,286,353     84,428,917     2,742,969     202,330,807     258,017,796
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                                                                               COL MARSICO
                                                  AC VP       CALVERT VS   COL HI YIELD,   COL MARSICO GRO,     INTL OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)         VAL, CL II     SOCIAL BAL     VS CL B(4)       VS CL A(3)       VS CL B(3)

 OPERATIONS
Investment income (loss) -- net               $  1,320,279   $   788,978    $  2,016,382     $   (973,271)    $   (195,126)
Net realized gain (loss) on sales of
  investments                                    2,316,009       712,491         (51,649)         111,732          139,196
Distributions from capital gains                34,156,049       969,776         915,184               --        3,095,765
Net change in unrealized appreciation or
  depreciation of investments                   27,303,172     1,649,626       4,528,705       24,230,037       17,323,468
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     65,095,509     4,120,871       7,408,622       23,368,498       20,363,303
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      43,184,216     5,243,439      15,421,795      153,693,851       75,973,101
Net transfers(1)                               (30,825,328)   (1,188,393)     94,431,341      157,097,140       74,700,911
Transfers for policy loans                        (114,458)      (52,657)        (31,511)         (59,968)         (21,145)
Adjustments to net assets allocated to
  contracts in payout period                       (41,446)       27,641            (616)            (255)            (666)
Contract charges                                  (303,698)      (39,897)       (138,934)        (168,686)         (88,031)
Contract terminations:
    Surrender benefits                         (16,017,980)   (2,456,138)     (2,050,011)      (1,626,520)        (718,941)
    Death benefits                              (2,194,480)     (366,246)       (488,847)        (549,863)        (210,587)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (6,313,174)    1,167,749     107,143,217      308,385,699      149,634,642
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                378,826,144    50,853,244              --               --               --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $437,608,479   $56,141,864    $114,551,839     $331,754,197     $169,997,945
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         281,618,051    48,625,457              --               --               --
Contract purchase payments                      32,479,747     4,878,520      15,120,428      152,896,946       73,522,995
Net transfers(1)                               (21,732,830)   (1,102,782)     94,395,430      167,473,555       81,140,959
Transfers for policy loans                         (82,444)      (49,774)        (29,516)         (61,634)         (20,042)
Contract charges                                  (213,426)      (37,091)       (137,769)        (171,330)         (88,482)
Contract terminations:
    Surrender benefits                         (11,206,914)   (2,234,037)     (2,007,246)      (1,647,247)        (724,925)
    Death benefits                              (1,558,070)     (339,564)       (482,192)        (544,463)        (203,511)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               279,304,114    49,740,729     106,859,135      317,945,827      153,626,994
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 52    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------------
                                           CS COMMODITY    CS MID-CAP     CS SM CAP     DREY VIF INTL EQ,   DREY VIF INTL VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)       RETURN(3)        CORE          CORE I           SERV(2)              SERV(2)

 OPERATIONS
Investment income (loss) -- net            $  1,671,353   $  (245,926)  $  (3,365,553)      $   (4,056)         $   (2,697)
Net realized gain (loss) on sales of
  investments                                    (7,221)       74,140      (3,549,901)           2,119               1,620
Distributions from capital gains                     --            --              --               --                  --
Net change in unrealized appreciation or
  depreciation of investments                (2,524,905)      436,580      16,887,522          140,139              85,666
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (860,773)      264,794       9,972,068          138,202              84,589
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                   71,171,765       696,925       5,083,881        1,509,206           1,018,822
Net transfers(1)                             67,717,911    (5,340,300)    (17,604,202)         201,985             252,467
Transfers for policy loans                      (13,093)       (1,040)        237,145               --                  --
Adjustments to net assets allocated to
  contracts in payout period                         --        (4,506)        (77,503)              --                  --
Contract charges                                (82,527)      (14,448)       (143,988)              --                  --
Contract terminations:
    Surrender benefits                         (523,716)   (1,891,723)    (92,685,044)          (4,880)             (4,869)
    Death benefits                             (191,699)     (247,476)     (2,479,560)              --                  --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              138,078,641    (6,802,568)   (107,669,271)       1,706,311           1,266,420
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --    31,880,645     305,958,773               --                  --
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $137,217,868   $25,342,871   $ 208,261,570       $1,844,513          $1,351,009
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               --    25,218,449     226,170,417               --                  --
Contract purchase payments                   70,754,248       543,447       3,627,333        1,380,863             937,989
Net transfers(1)                             69,316,751    (4,223,722)    (12,969,124)         182,877             232,608
Transfers for policy loans                      (13,253)         (912)        171,686               --                  --
Contract charges                                (84,644)      (11,288)       (103,412)              --                  --
Contract terminations:
    Surrender benefits                         (535,328)   (1,486,059)    (66,459,467)          (3,973)             (3,982)
    Death benefits                             (195,073)     (197,312)     (1,799,601)              --                  --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            139,242,701    19,842,603     148,637,832        1,559,767           1,166,615
------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                    EV VT           EG VA         EG VA         FID VIP        FID VIP
                                                FLOATING-RATE    FUNDAMENTAL     INTL EQ,     CONTRAFUND,    GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              INC(3)      LG CAP, CL 2       CL 2      SERV CL 2(3)      SERV CL
 OPERATIONS
Investment income (loss) -- net                  $  5,727,968    $    35,947   $ 1,683,062   $  1,915,461   $     (9,714)
Net realized gain (loss) on sales of
  investments                                          (4,638)     1,123,141       851,217        166,925      1,785,556
Distributions from capital gains                           --        526,934     3,340,955     46,191,640      5,650,037
Net change in unrealized appreciation or
  depreciation of investments                         155,048      1,767,525     5,654,232     (5,283,470)    16,589,284
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         5,878,378      3,453,547    11,529,466     42,990,556     24,015,163
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        151,818,138      1,638,316    18,218,051    300,313,438      4,789,428
Net transfers(1)                                  152,709,975     (1,353,747)     (597,242)   315,512,621    (28,992,257)
Transfers for policy loans                            (67,344)         5,545       (19,395)       (78,696)       (27,318)
Adjustments to net assets allocated to
  contracts in payout period                               --         (4,291)       (2,520)        (5,250)       (36,862)
Contract charges                                     (150,183)       (23,881)      (57,156)      (336,790)       (78,574)
Contract terminations:
  Surrender benefits                               (2,310,698)    (1,591,569)   (1,096,448)    (2,872,968)   (10,195,088)
  Death benefits                                   (1,194,195)      (148,679)     (377,153)      (911,617)    (1,939,054)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    300,805,693     (1,478,306)   16,068,137    611,620,738    (36,479,725)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --     30,645,038    44,079,805             --    221,495,846
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $306,684,071    $32,620,279   $71,677,408   $654,611,294   $209,031,284
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --     30,155,030    33,530,909             --    216,583,346
Contract purchase payments                        150,195,340      1,537,448    13,491,380    295,216,192      4,474,390
Net transfers(1)                                  151,677,623     (1,224,532)     (329,398)   331,439,152    (27,230,152)
Transfers for policy loans                            (66,759)         5,119       (14,225)       (78,705)       (27,506)
Contract charges                                     (147,349)       (22,611)      (39,648)      (335,225)       (73,456)
Contract terminations:
  Surrender benefits                               (2,250,650)    (1,465,455)     (759,083)    (2,843,942)    (9,556,704)
  Death benefits                                   (1,177,871)      (138,929)     (260,867)      (896,186)    (1,826,905)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  298,230,334     28,846,070    45,619,068    622,501,286    182,343,013
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 54    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   FID VIP        FID VIP         FID VIP         FID VIP        FID VIP
                                                 GRO & INC,      MID CAP,        MID CAP,        OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              SERV CL 2       SERV CL        SERV CL 2        SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                 $   (659,394)  $ (2,478,736)  $   (7,787,379)  $    (76,314)  $   (490,552)
Net realized gain (loss) on sales of
  investments                                      7,961,223     17,016,852       10,845,670      2,042,934      4,402,302
Distributions from capital gains                  10,615,004     49,972,802      117,064,344        593,549      1,264,814
Net change in unrealized appreciation or
  depreciation of investments                     28,207,129    (18,987,851)     (10,787,068)    12,713,169     29,653,447
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       46,123,962     45,523,067      109,335,567     15,273,338     34,830,011
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        32,144,908      8,718,591      274,596,860      2,118,789     31,095,612
Net transfers(1)                                 (44,768,825)   (24,078,712)     (38,663,896)    (3,606,407)    (1,207,783)
Transfers for policy loans                          (134,978)      (202,224)        (391,826)       (13,942)      (125,334)
Adjustments to net assets allocated to
  contracts in payout period                         (65,711)       106,378          (56,130)       (23,897)      (138,260)
Contract charges                                    (329,429)      (143,415)      (1,018,969)       (28,749)      (159,468)
Contract terminations:
  Surrender benefits                             (17,896,277)   (19,019,603)     (37,444,907)    (4,639,515)    (8,793,270)
  Death benefits                                  (2,528,924)    (3,042,493)      (6,028,921)      (563,419)    (1,018,834)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (33,579,236)   (37,661,478)     190,992,211     (6,757,140)    19,652,663
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  404,610,456    405,434,028      908,519,104     93,982,118    193,595,813
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $417,155,182   $413,295,617   $1,208,846,882   $102,498,316   $248,078,487
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           358,053,727    144,212,052      496,239,283     81,956,512    136,453,264
Contract purchase payments                        27,427,965      2,893,097      171,131,473      1,739,943     22,156,469
Net transfers(1)                                 (37,919,885)    (8,045,712)     (19,357,510)    (3,048,444)      (658,519)
Transfers for policy loans                          (115,397)       (66,395)        (213,444)       (11,515)       (85,995)
Contract charges                                    (279,870)       (47,739)        (520,820)       (23,673)      (105,794)
Contract terminations:
  Surrender benefits                             (15,083,899)    (6,327,583)     (19,232,660)    (3,795,188)    (5,718,072)
  Death benefits                                  (2,140,828)    (1,023,910)      (3,131,894)      (468,179)      (679,293)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 329,941,813    131,593,810      624,914,428     76,349,456    151,362,060
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                                FTVIPT         FTVIPT          FTVIPT          FTVIPT         FTVIPT
                                             FRANK GLOBAL   FRANK SM CAP   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
                                               REAL EST,        VAL,            SEC,            SEC,           SEC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             CL 2           CL 2            CL 2            CL 1           CL 2
 OPERATIONS
Investment income (loss) -- net              $  8,718,222   $   (827,755)   $    982,308    $        615   $   197,084
Net realized gain (loss) on sales of
  investments                                  22,367,043      7,079,328       1,290,052      35,460,704     2,908,832
Distributions from capital gains               58,260,359     12,775,854       8,131,098              --            --
Net change in unrealized appreciation or
  depreciation of investments                  38,122,471     32,639,189      30,468,618      26,944,522     6,371,485
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   127,468,095     51,666,616      40,872,076      62,405,841     9,477,401
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     94,297,417     40,972,425      52,450,932       3,635,070     1,104,837
Net transfers(1)                              (99,046,104)   (12,086,697)     30,179,187      (1,373,722)   (7,740,052)
Transfers for policy loans                       (260,424)      (180,247)       (147,664)        187,235        (8,363)
Adjustments to net assets allocated to
  contracts in payout period                      (82,603)       215,301         (50,451)        (77,052)       96,363
Contract charges                                 (481,275)      (219,910)       (166,130)       (135,120)      (13,962)
Contract terminations:
  Surrender benefits                          (32,985,650)   (14,042,159)     (8,987,882)    (91,818,755)   (2,117,122)
  Death benefits                               (5,377,506)    (2,340,058)     (1,143,323)     (2,194,961)     (463,280)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (43,936,145)    12,318,655      72,134,669     (91,777,305)   (9,141,579)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               690,004,265    316,892,857     196,107,428     281,628,997    51,495,397
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $773,536,215   $380,878,128    $309,114,173    $252,257,533   $51,831,219
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        266,642,065    156,166,514     151,139,902     254,244,487    36,373,192
Contract purchase payments                     41,698,228     22,965,387      41,311,091       2,971,419       723,135
Net transfers(1)                              (36,466,892)    (4,610,951)     22,211,077      (1,350,030)   (5,054,129)
Transfers for policy loans                        (99,299)       (82,746)       (108,899)        153,820        (5,807)
Contract charges                                 (177,953)       (99,861)       (119,313)       (110,849)       (9,112)
Contract terminations:
  Surrender benefits                          (12,192,911)    (6,452,950)     (6,403,417)    (74,666,970)   (1,383,218)
  Death benefits                               (1,982,515)    (1,055,169)       (821,131)     (1,839,305)     (299,636)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              257,420,723    166,830,224     207,209,310     179,402,572    30,344,425
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 56    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    GS VIT         GS VIT         GS VIT          JANUS          JANUS
                                                 MID CAP VAL,    STRUCTD SM    STRUCTD U.S.   ASPEN GLOBAL    ASPEN INTL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 INST       CAP EQ, INST     EQ, INST      TECH, SERV      GRO, SERV
 OPERATIONS
Investment income (loss) -- net                 $     279,648    $  (102,804)  $    952,849    $  (201,495)  $  1,583,873
Net realized gain (loss) on sales of
  investments                                      19,877,626      2,178,202      7,642,394     (1,774,743)     3,661,985
Distributions from capital gains                   83,453,220      2,628,099             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       6,550,842       (508,399)    47,064,719      3,461,795     52,958,691
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       110,161,336      4,195,098     55,659,962      1,485,557     58,204,549
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        148,241,743        817,547     50,831,768      1,077,271      3,613,694
Net transfers(1)                                 (152,560,015)    (6,635,794)   (55,335,687)    (1,001,303)    13,909,019
Transfers for policy loans                           (191,288)        (1,881)      (105,692)       (21,993)       (80,607)
Adjustments to net assets allocated to
  contracts in payout period                           29,614         (4,365)       (49,335)          (767)       (15,236)
Contract charges                                     (753,464)       (13,339)      (876,665)       (18,241)       (78,356)
Contract terminations:
    Surrender benefits                            (30,741,872)    (1,910,649)   (15,844,670)    (1,202,667)    (7,431,203)
    Death benefits                                 (4,662,427)      (265,101)    (2,725,276)      (152,817)    (1,059,787)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (40,637,709)    (8,013,582)   (24,105,557)    (1,320,517)     8,857,524
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   765,494,283     41,090,631    492,636,454     23,478,671    125,579,484
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 835,017,910    $37,272,147   $524,190,859    $23,643,711   $192,641,557
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            345,786,554     23,431,695    467,555,210     57,633,928    134,815,795
Contract purchase payments                         65,106,135        438,602     46,170,183      2,582,256      3,144,141
Net transfers(1)                                  (67,475,567)    (3,616,754)   (50,950,892)    (2,913,554)    11,591,149
Transfers for policy loans                            (80,517)          (863)       (95,277)       (49,618)       (72,233)
Contract charges                                     (326,874)        (7,141)      (794,648)       (43,282)       (68,997)
Contract terminations:
    Surrender benefits                            (13,274,549)    (1,029,098)   (14,284,412)    (2,648,696)    (6,343,474)
    Death benefits                                 (1,979,988)      (144,698)    (2,506,944)      (386,674)      (968,569)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  327,755,194     19,071,743    445,093,220     54,174,360    142,097,812
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    57

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                  JANUS
                                                  ASPEN           LAZARD             MFS             MFS            MFS
                                                 MID CAP     RETIRE INTL EQ,   INV GRO STOCK,     NEW DIS,     TOTAL RETURN,
YEAR ENDED DEC. 31, 2006 (CONTINUED)            GRO, SERV          SERV            SERV CL         SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                $  (258,514)    $    267,789     $ (1,237,579)   $   (906,400)   $  1,142,350
Net realized gain (loss) on sales of
  investments                                   (1,345,794)       9,851,445           41,487       3,028,247          68,485
Distributions from capital gains                        --        8,479,311               --       1,961,927       2,939,207
Net change in unrealized appreciation or
  depreciation of investments                    5,159,841       20,762,035        9,478,142       7,418,304       5,748,655
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      3,555,533       39,360,580        8,282,050      11,502,078       9,898,697
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,182,844       10,519,520       10,661,572       5,746,183      22,717,555
Net transfers(1)                                (4,554,867)     (31,137,768)     (22,576,010)    (22,519,676)     (5,112,182)
Transfers for policy loans                         (39,137)         (34,467)          18,039          23,144         (51,029)
Adjustments to net assets allocated to
  contracts in payout period                          (417)         (47,704)         (18,796)         (6,997)        (18,825)
Contract charges                                   (21,489)        (121,690)         (93,637)        (77,409)        (80,500)
Contract terminations:
    Surrender benefits                          (1,441,410)      (8,498,427)      (5,774,401)     (5,001,248)     (2,694,518)
    Death benefits                                (137,771)      (1,020,436)        (651,087)       (684,313)       (723,263)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (5,012,247)     (30,340,972)     (18,434,320)    (22,520,316)     14,037,238
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 31,714,841      198,502,231      146,971,276     109,920,321      82,895,339
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $30,258,127     $207,521,839     $136,819,006    $ 98,902,083    $106,831,274
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          59,483,000      188,675,039      216,007,351     122,560,119      74,458,675
Contract purchase payments                       2,115,564        8,998,604       14,487,411       5,975,902      20,298,942
Net transfers(1)                                (8,184,835)     (27,284,171)     (33,330,896)    (24,101,275)     (4,440,284)
Transfers for policy loans                         (66,586)         (30,148)          29,098          25,310         (45,232)
Contract charges                                   (38,690)        (104,142)        (134,494)        (82,057)        (70,082)
Contract terminations:
    Surrender benefits                          (2,566,775)      (7,221,498)      (8,202,168)     (5,263,841)     (2,334,588)
    Death benefits                                (248,563)        (880,928)        (966,285)       (728,454)       (630,828)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                50,493,115      162,152,756      187,890,017      98,385,704      87,236,603
----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 58    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENT OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                                                  NB AMT
                                                     MFS                           SOC           OPPEN          OPPEN
                                                 UTILITIES,        NB AMT      RESPONSIVE,    GLOBAL SEC     MAIN ST SM
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             SERV CL     INTL, CL S(3)     CL S(2)       VA, SERV     CAP VA, SERV
 OPERATIONS
Investment income (loss) -- net                 $  1,995,633    $    748,781     $ (1,235)   $   (238,080)  $   (742,516)
Net realized gain (loss) on sales of
  investments                                      4,632,716          60,228          799         513,986        327,529
Distributions from capital gains                   7,578,477         174,764           --       6,193,209      1,919,670
Net change in unrealized appreciation or
  depreciation of investments                     38,706,779      17,808,152       31,679      14,978,891      8,619,619
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       52,913,605      18,791,925       31,243      21,448,006     10,124,302
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        53,336,072      79,640,304      418,700      38,417,651     29,863,721
Net transfers(1)                                  11,301,685      62,524,308       82,877      26,653,017     23,626,757
Transfers for policy loans                           (92,391)        (14,410)          --         (97,499)       (37,013)
Adjustments to net assets allocated to
  contracts in payout period                         (16,191)             --           --         (12,735)        (6,218)
Contract charges                                    (124,397)       (100,934)          --         (88,579)       (51,725)
Contract terminations:
    Surrender benefits                            (7,274,065)       (518,749)      (2,469)     (3,468,678)    (2,009,834)
    Death benefits                                (1,619,667)       (216,624)          --      (1,094,308)      (499,895)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    55,511,046     141,313,895      499,108      60,308,869     50,885,793
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  145,619,360              --           --      94,586,941     52,481,800
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $254,044,011    $160,105,820     $530,351    $176,343,816   $113,491,895
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year           103,680,834              --           --      72,422,805     41,895,217
Contract purchase payments                        37,874,127      78,388,881      389,299      29,079,012     23,679,055
Net transfers(1)                                   7,023,854      69,878,959       78,658      19,524,827     17,727,200
Transfers for policy loans                           (60,610)        (14,606)          --         (71,282)       (29,338)
Contract charges                                     (79,368)       (103,440)          --         (63,789)       (38,306)
Contract terminations:
    Surrender benefits                            (4,565,727)       (523,734)      (1,969)     (2,494,004)    (1,484,304)
    Death benefits                                (1,057,312)       (215,497)          --        (785,747)      (364,460)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 142,815,798     147,410,563      465,988     117,611,822     81,385,064
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    59

STATEMENT OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                                                 PIMCO
                                                     OPPEN         OPPEN        VIT ALL        PIONEER        PIONEER
                                                   STRATEGIC      VAL VA,   ASSET, ADVISOR   EQ INC VCT,      INTL VAL
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           BOND VA, SERV    SERV(5)        CL(3)          CL II      VCT, CL II(6)
 OPERATIONS
Investment income (loss) -- net                   $ 12,768,171   $   (668)   $ 12,897,137    $   949,433     $   (2,834)
Net realized gain (loss) on sales of
  investments                                       (1,425,673)       889           4,469      2,713,412             56
Distributions from capital gains                            --     32,273       1,106,027      1,034,106             --
Net change in unrealized appreciation or
  depreciation of investments                       31,751,609    (21,469)       (616,607)     7,799,925         62,298
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   43,094,107     11,025      13,391,026     12,496,876         59,520
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         403,143,002    405,762     254,445,314      1,641,563          4,361
Net transfers(1)                                   176,103,087    (20,846)    194,981,368     (5,019,767)     8,639,405
Transfers for policy loans                            (194,493)        --         (35,833)       (16,624)           130
Adjustments to net assets allocated to
  contracts in payout period                           (45,302)        --              --         (8,803)            --
Contract charges                                      (787,643)        --        (300,493)       (40,104)          (464)
Contract terminations:
    Surrender benefits                             (15,029,576)      (323)     (1,518,792)    (2,974,198)       (35,360)
    Death benefits                                  (3,043,649)        --        (729,918)      (516,551)            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     560,145,426    384,593     446,841,646     (6,934,484)     8,608,072
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    332,896,194         --              --     64,028,911             --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $936,135,727   $395,618    $460,232,672    $69,591,303     $8,667,592
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             306,977,307         --              --     53,521,901             --
Contract purchase payments                         372,973,288    390,976     245,693,310      1,245,128          4,288
Net transfers(1)                                   157,805,560    (21,222)    194,477,069     (4,022,615)     8,639,378
Transfers for policy loans                            (177,961)        --         (34,804)       (12,485)           130
Contract charges                                      (710,982)        --        (290,165)       (30,774)          (464)
Contract terminations:
    Surrender benefits                             (13,535,480)        (4)     (1,463,311)    (2,235,096)       (35,426)
    Death benefits                                  (2,746,934)        --        (700,259)      (401,879)            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   820,584,798    369,750     437,681,840     48,064,180      8,607,906
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 60    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                    PUT VT          PUT VT         PUT VT         PUT VT
                                                HLTH SCIENCES,     INTL EQ,       INTL NEW       NEW OPP,        PUT VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CL IB           CL IB       OPP, CL IB        CL IA      VISTA, CL IB

 OPERATIONS
Investment income (loss) -- net                  $   (314,306)   $   (235,956)  $    440,200   $ (2,774,711)  $   (778,387)
Net realized gain (loss) on sales of
  investments                                       2,187,489       6,062,202       (778,110)   (15,687,610)    (4,577,321)
Distributions from capital gains                           --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      (1,655,620)     16,618,662     20,600,637     35,651,256      9,287,878
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           217,563      22,444,908     20,262,727     17,188,935      3,932,170
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         20,595,138       5,552,763      2,376,731      5,992,765      4,849,523
Net transfers(1)                                  (19,660,915)     (9,486,378)   (10,216,656)    (3,686,203)   (14,139,921)
Transfers for policy loans                            (29,922)        (35,545)       (44,437)       360,965         (8,023)
Adjustments to net assets allocated to
  contracts in payout period                           (3,531)         (2,630)       (10,690)      (114,870)      (110,419)
Contract charges                                      (45,916)        (64,046)       (53,355)      (223,692)       (68,160)
Contract terminations:
    Surrender benefits                             (1,989,176)     (4,231,037)    (5,249,268)   (80,617,716)    (4,632,906)
    Death benefits                                   (551,041)       (652,823)      (743,944)    (2,348,958)      (883,719)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,685,363)     (8,919,696)   (13,941,619)   (80,637,709)   (14,993,625)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    53,264,100      89,094,307     88,141,737    286,495,519     95,729,022
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 51,796,300    $102,619,519   $ 94,462,845   $223,046,745   $ 84,667,567
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             48,772,992      68,853,621     90,632,480    206,197,208     94,134,024
Contract purchase payments                         18,862,022       3,856,343      2,187,577      4,222,558      4,532,233
Net transfers(1)                                  (18,717,413)     (6,690,982)    (9,544,535)    (2,798,768)   (13,749,271)
Transfers for policy loans                            (27,762)        (24,190)       (41,908)       255,437         (7,920)
Contract charges                                      (42,206)        (44,250)       (49,331)      (158,371)       (65,340)
Contract terminations:
    Surrender benefits                             (1,820,759)     (2,871,610)    (4,824,677)   (56,785,148)    (4,455,763)
    Death benefits                                   (507,677)       (453,220)      (698,371)    (1,697,082)      (851,188)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   46,519,197      62,625,712     77,661,235    149,235,834     79,536,775
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                                          RIVERSOURCE VARIABLE ACCOUNT 10    61

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                    RVS           RVS VP         RVS VP          RVS VP           RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              VP BAL        CASH MGMT       CORE BOND       DIV BOND        DIV EQ INC

 OPERATIONS
Investment income (loss) -- net                $  6,556,040   $  22,385,658   $  1,969,537   $   48,193,312   $    9,284,581
Net realized gain (loss) on sales of
  investments                                   (11,035,585)         (2,747)      (523,260)      (2,915,929)       4,266,363
Distributions from capital gains                 25,904,304              --             --               --      124,932,540
Net change in unrealized appreciation or
  depreciation of investments                    37,072,062           3,492        290,377       10,476,300      147,419,041
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      58,496,821      22,386,403      1,736,654       55,753,683      285,902,525
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       21,645,374     601,535,679     10,611,795      639,685,786      555,298,098
Net transfers(1)                                (12,069,959)   (214,166,209)    11,472,255      162,654,104      249,248,191
Transfers for policy loans                          289,870         537,883         (9,140)         (72,760)        (607,263)
Adjustments to net assets allocated to
  contracts in payout period                       (422,712)       (101,045)        (1,780)        (206,337)          64,887
Contract charges                                   (304,096)       (341,262)       (35,670)      (1,634,527)      (1,208,971)
Contract terminations:
    Surrender benefits                          (90,386,268)    (85,296,917)   (18,863,537)    (103,885,975)     (54,295,521)
    Death benefits                               (7,395,138)     (7,838,697)      (511,920)     (14,323,105)     (10,936,826)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (88,642,929)    294,329,432      2,662,003      682,217,186      737,562,595
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 501,036,003     477,358,407     58,374,064    1,094,933,051    1,175,706,849
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $470,889,895   $ 794,074,242   $ 62,772,721   $1,832,903,920   $2,199,171,969
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          360,862,741     429,069,177     40,316,903      842,519,662      772,974,225
Contract purchase payments                       17,765,116     558,378,343     10,314,547      559,930,796      400,237,515
Net transfers(1)                                (10,431,189)   (205,605,800)    11,100,903      127,692,705      153,611,812
Transfers for policy loans                          175,435         461,662         (8,899)         (72,722)        (390,299)
Contract charges                                   (214,148)       (303,030)       (34,505)      (1,280,182)        (719,623)
Contract terminations:
    Surrender benefits                          (54,471,452)    (73,198,623)    (1,790,425)     (76,520,200)     (32,651,964)
    Death benefits                               (4,988,000)     (7,013,705)      (493,882)     (10,918,002)      (6,673,605)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                308,698,503     701,788,024     59,404,642    1,441,352,057    1,286,388,061
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

 62    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------------
                                                                                                    RVS VP
                                               THDL VP        RVS PTNRS VP         RVS VP      GLOBAL INFLATION        RVS
PERIOD ENDED DEC. 31, 2006 (CONTINUED)        EMER MKTS    FUNDAMENTAL VAL(3)    GLOBAL BOND       PROT SEC           VP GRO

 OPERATIONS
Investment income (loss) -- net             $ (1,521,150)     $    143,704      $ 12,524,256     $  7,807,022     $     345,115
Net realized gain (loss) on sales of
  investments                                  9,963,535            75,476           830,099         (880,389)      (18,582,405)
Distributions from capital gains              40,792,591           461,123                --           15,773                --
Net change in unrealized appreciation or
  depreciation of investments                 32,532,980        28,207,545        17,328,615       (4,836,947)       50,640,833
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   81,767,956        28,887,848        30,682,970        2,105,459        32,403,543
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                   128,314,137       199,977,843       199,252,325      267,420,181       130,610,650
Net transfers(1)                             (33,211,352)      146,350,197        11,372,124       (7,949,689)      (94,081,010)
Transfers for policy loans                      (103,728)          (28,790)          (13,632)         (41,699)         (227,211)
Adjustments to net assets allocated to
  contracts in payout period                      (6,625)               --           (55,185)          21,889           (31,221)
Contract charges                                (465,722)         (242,774)         (548,795)        (828,922)         (386,922)
Contract terminations:
    Surrender benefits                        (8,491,516)       (3,135,870)      (43,525,348)      (5,882,398)      (15,105,018)
    Death benefits                            (1,675,618)         (536,951)       (4,511,501)      (1,602,293)       (2,464,957)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                84,359,576       342,383,655       161,969,988      251,137,069        18,314,311
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              213,076,384                --       454,345,853      186,089,949       398,436,486
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $379,203,916      $371,271,503      $646,998,811     $439,332,477     $ 449,154,340
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       134,343,097                --       331,823,075      177,692,196       579,086,006
Contract purchase payments                    83,429,887       191,294,485       165,927,605      258,394,125       178,530,553
Net transfers(1)                             (19,968,153)      149,209,701         8,715,549       (8,089,577)     (141,979,990)
Transfers for policy loans                       (60,376)          (27,839)          (14,592)         (40,350)         (313,487)
Contract charges                                (259,010)         (232,430)         (395,161)        (796,092)         (537,829)
Contract terminations:
    Surrender benefits                        (4,668,340)       (1,080,102)      (30,068,122)      (5,625,588)      (21,018,069)
    Death benefits                              (960,093)         (509,964)       (3,250,148)      (1,530,386)       (3,489,210)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             191,857,012       338,653,851       472,738,206      420,004,328       590,277,974
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                                          RIVERSOURCE VARIABLE ACCOUNT 10    63

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                    RVS VP         RVS VP         THDL VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)            HI YIELD BOND      INC OPP       INTL OPP        LG CAP EQ      LG CAP VAL

 OPERATIONS
Investment income (loss) -- net                  $ 59,130,143   $  9,910,078   $  3,312,050   $    1,796,202   $    90,975
Net realized gain (loss) on sales of
  investments                                     (14,722,725)         7,649      2,704,131       (5,429,301)      171,496
Distributions from capital gains                           --         26,337             --               --     1,127,493
Net change in unrealized appreciation or
  depreciation of investments                      39,925,057      5,912,554     75,798,560      132,131,274     2,006,663
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        84,332,475     15,856,618     81,814,741      128,498,175     3,396,627
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         98,219,660    203,888,171     21,784,954       47,688,948     2,955,309
Net transfers(1)                                  (89,543,028)    67,556,389     30,316,105      777,706,067     2,369,439
Transfers for policy loans                            (11,751)       (63,205)       109,717          650,802        (8,563)
Adjustments to net assets allocated to
  contracts in payout period                         (339,214)        (2,786)      (108,824)       6,795,174        (1,563)
Contract charges                                     (479,549)      (337,309)      (223,835)      (1,998,460)      (13,913)
Contract terminations:
    Surrender benefits                            (96,512,296)    (2,995,713)   (81,287,988)    (191,128,396)     (629,671)
    Death benefits                                 (9,241,532)    (1,349,415)    (3,424,803)     (11,539,056)      (74,372)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (97,907,710)   266,696,132    (32,834,674)     628,175,079     4,596,666
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   919,120,879     63,156,854    370,644,637      570,540,195    16,462,268
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $905,545,644   $345,709,604   $419,624,704   $1,327,213,449   $24,455,561
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            715,854,421     59,284,871    335,839,115      587,040,441    11,470,243
Contract purchase payments                         78,382,972    192,437,574     19,514,744       48,672,665     2,508,252
Net transfers(1)                                  (68,631,596)    62,250,099     22,450,622      673,998,525     1,911,441
Transfers for policy loans                            (15,242)       (58,646)        69,548          414,344        (7,218)
Contract charges                                     (363,843)      (306,002)      (186,441)      (2,046,421)      (11,507)
Contract terminations:
    Surrender benefits                            (69,114,869)    (2,723,357)   (60,318,945)    (147,413,690)     (521,588)
    Death benefits                                 (6,907,897)    (1,231,814)    (2,863,740)     (10,746,287)      (61,110)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  649,203,946    309,652,725    314,504,903    1,149,919,577    15,288,513
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

 64    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                 RVS VP         RVS VP         RVS VP        RVS PTNRS         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)           MID CAP GRO    MID CAP VAL      S&P 500     VP SELECT VAL   SHORT DURATION

 OPERATIONS
Investment income (loss) -- net               $ (1,584,611)  $    321,846   $  1,566,761    $   344,079     $ 10,438,323
Net realized gain (loss) on sales of
  investments                                      406,899        687,240      6,612,710        340,707       (2,520,836)
Distributions from capital gains                11,709,771      3,195,427      1,207,804      2,550,253               --
Net change in unrealized appreciation or
  depreciation of investments                  (20,166,353)    20,882,338     26,477,557        372,147        2,149,031
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (9,634,294)    25,086,851     35,864,832      3,607,186       10,066,518
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      11,997,014    160,455,364     19,332,222      2,258,381       64,904,046
Net transfers(1)                               141,591,497    150,448,005    (34,843,805)    (1,833,189)     (81,704,652)
Transfers for policy loans                          68,765        (65,718)      (101,294)       (13,059)           1,975
Adjustments to net assets allocated to
  contracts in payout period                       907,388          7,403       (130,274)        (2,056)        (154,258)
Contract charges                                  (175,248)      (183,261)      (181,499)       (23,517)        (213,179)
Contract terminations:
    Surrender benefits                         (28,931,491)    (5,086,039)   (13,166,955)      (720,353)     (19,113,919)
    Death benefits                              (1,537,890)      (636,704)    (2,143,933)      (233,572)      (3,212,370)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 123,920,035    304,939,050    (31,235,538)      (567,365)     (39,492,357)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                107,722,399     17,507,122    272,013,850     24,576,716      361,416,923
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $222,008,140   $347,533,023   $276,643,144    $27,616,537     $331,991,084
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          87,823,904     12,716,573    304,081,529     18,945,737      302,533,509
Contract purchase payments                      10,419,091    142,349,489     20,159,906      1,923,468       55,599,359
Net transfers(1)                               132,899,649    121,326,229    (38,002,490)    (1,530,035)     (68,390,746)
Transfers for policy loans                          80,218        (54,673)      (105,277)       (11,243)           1,104
Contract charges                                  (160,735)      (139,052)      (192,563)       (19,578)        (177,922)
Contract terminations:
    Surrender benefits                         (29,403,199)    (1,972,622)   (13,647,983)      (598,967)     (16,052,632)
    Death benefits                              (1,457,394)      (515,839)    (2,302,811)      (199,561)      (2,682,096)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               200,201,534    273,710,105    269,990,311     18,509,821      270,830,576
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                                          RIVERSOURCE VARIABLE ACCOUNT 10    65

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                                  RVS PTNRS        ROYCE                       VANK LIT
                                                    RVS VP        VP SM CAP     MICRO-CAP,        THIRD        COMSTOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              SM CAP ADV         VAL         INVEST CL       AVE VAL         CL II

 OPERATIONS
Investment income (loss) -- net                  $ (1,495,283)  $ (1,905,255)  $   (926,269)  $    822,319   $  1,451,831
Net realized gain (loss) on sales of
  investments                                       5,310,029      8,938,180      7,802,186     11,224,684       (147,763)
Distributions from capital gains                   21,962,756     46,473,683      7,096,865      8,335,527     31,916,381
Net change in unrealized appreciation or
  depreciation of investments                      (7,515,503)    18,565,369     10,460,000      5,579,074     56,791,325
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  18,261,999     72,071,977     24,432,782     25,961,604     90,011,774
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          9,916,790    133,226,807      2,519,338      3,598,686    356,742,795
Net transfers(1)                                  (31,944,605)   (78,559,152)   (12,245,733)   (16,491,629)   (77,730,510)
Transfers for policy loans                            (52,835)      (106,611)       (31,117)       (95,635)      (154,283)
Adjustments to net assets allocated to
  contracts in payout period                         (142,846)       (27,552)        85,268        (44,778)        (5,839)
Contract charges                                     (122,531)      (759,187)       (38,201)       (51,973)    (1,519,463)
Contract terminations:
    Surrender benefits                             (8,114,869)   (14,352,741)    (6,588,783)    (8,537,212)   (10,525,254)
    Death benefits                                 (1,324,189)    (2,335,275)      (856,165)    (1,404,043)    (2,639,462)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (31,785,085)    37,086,289    (17,155,393)   (23,026,584)   264,167,984
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   183,927,377    370,927,168    128,705,300    186,631,364    456,174,682
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $170,404,291   $480,085,434   $135,982,689   $189,566,384   $810,354,440
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            116,135,726    234,332,659     46,205,214     64,866,100    384,396,091
Contract purchase payments                          6,190,961     94,239,429        811,178      1,162,043    306,270,250
Net transfers(1)                                  (19,125,022)   (46,565,840)    (3,967,305)    (5,390,862)   (63,655,060)
Transfers for policy loans                            (32,715)       (64,583)        (9,639)       (30,651)      (125,874)
Contract charges                                      (73,023)      (438,748)       (12,364)       (16,838)    (1,213,840)
Contract terminations:
    Surrender benefits                             (4,818,690)    (8,342,044)    (2,130,139)    (2,766,291)    (8,392,626)
    Death benefits                                   (791,514)    (1,380,180)      (280,301)      (458,520)    (2,119,252)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   97,485,723    271,780,693     40,616,644     57,364,981    615,159,689
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

 66    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                   VANK UIF          VANK UIF
                                               GLOBAL REAL EST,      MID CAP         WANGER          WANGER       WF ADV VT
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             CL II(3)       GRO, CL II(3)    INTL SM CAP     U.S. SM CO    ASSET ALLOC

 OPERATIONS
Investment income (loss) -- net                  $  1,905,712      $   (298,646)  $ (2,534,949)  $  (5,757,292)  $ 1,382,704
Net realized gain (loss) on sales of
  investments                                         596,282            38,179     18,852,292      24,865,501     1,808,662
Distributions from capital gains                      685,750           771,121             --      28,583,947     1,084,634
Net change in unrealized appreciation or
  depreciation of investments                      22,481,253         7,936,631    194,651,715       5,289,397     5,847,171
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        25,668,997         8,447,285    210,969,058      52,981,553    10,123,171
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                         76,626,865        51,574,400    176,365,801     149,374,362     2,610,609
Net transfers(1)                                   68,409,166        40,938,734    (40,775,128)   (100,772,290)   (6,332,507)
Transfers for policy loans                            (19,258)          (15,867)      (281,393)       (274,509)       (6,986)
Adjustments to net assets allocated to
  contracts in payout period                               --                --        (30,046)        (57,295)       47,307
Contract charges                                      (89,556)          (62,383)      (728,738)       (756,144)      (65,310)
Contract terminations:
    Surrender benefits                               (771,855)         (369,448)   (23,876,836)    (33,372,599)   (5,012,031)
    Death benefits                                   (203,222)         (160,934)    (3,433,566)     (5,006,173)     (827,519)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    143,952,140        91,904,502    107,240,094       9,135,352    (9,586,437)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --                --    539,106,833     828,366,953    96,853,363
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $169,621,137      $100,351,787   $857,315,985   $ 890,483,858   $97,390,097
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --                --    318,154,475     478,752,122    84,218,501
Contract purchase payments                         69,842,574        52,495,294    108,965,130      91,334,705     2,182,742
Net transfers(1)                                   67,555,538        46,584,165    (20,035,596)    (58,157,114)   (5,453,046)
Transfers for policy loans                            (17,771)          (16,147)      (149,530)       (158,529)       (5,414)
Contract charges                                      (79,356)          (65,468)      (362,665)       (427,071)      (54,916)
Contract terminations:
    Surrender benefits                               (680,186)         (385,483)   (11,935,140)    (18,855,273)   (4,185,624)
    Death benefits                                   (178,317)         (164,610)    (1,748,629)     (2,829,986)     (701,999)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  136,442,482        98,447,751    392,888,045     489,658,854    76,000,244
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                                          RIVERSOURCE VARIABLE ACCOUNT 10    67

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                -----------------------------------------
                                                                   WF ADV         WF ADV       WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                            VT INTL CORE      VT OPP       SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                                  $   143,682   $   (822,530)  $  (412,063)
Net realized gain (loss) on sales of investments                   1,043,974      4,334,599     1,294,718
Distributions from capital gains                                     752,307     10,396,375     1,181,723
Net change in unrealized appreciation or depreciation of
  investments                                                      1,556,090     (3,993,484)    7,006,886
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       3,496,053      9,914,960     9,071,264
---------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                           383,694      7,493,408     7,895,239
Net transfers(1)                                                  (1,872,629)   (14,650,331)    8,475,445
Transfers for policy loans                                           (14,425)       (16,189)      (27,524)
Adjustments to net assets allocated to contracts in payout
  period                                                                  --         (7,788)       (1,728)
Contract charges                                                     (14,044)       (72,028)      (31,083)
Contract terminations:
    Surrender benefits                                            (1,006,718)    (4,485,014)   (2,369,514)
    Death benefits                                                   (58,559)      (645,967)     (282,396)
---------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    (2,582,681)   (12,383,909)   13,658,439
---------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   18,913,420     95,961,946    37,470,933
---------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $19,826,792   $ 93,492,997   $60,200,636
---------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            17,548,520     78,279,948    38,139,345
Contract purchase payments                                           324,799      6,020,601     7,237,609
Net transfers(1)                                                  (1,570,929)   (11,501,633)    7,625,562
Transfers for policy loans                                           (12,067)       (12,550)      (25,065)
Contract charges                                                     (11,832)       (56,466)      (28,371)
Contract terminations:
    Surrender benefits                                              (825,924)    (3,475,413)   (2,121,077)
    Death benefits                                                   (48,281)      (508,065)     (262,371)
---------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  15,404,286     68,746,422    50,565,632
---------------------------------------------------------------------------------------------------------





  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life's fixed account.
  (2) For the period June 26, 2006 (commencement of operations) to Dec. 31,
      2006.
  (3) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.
  (4) For the period April 28, 2006 (commencement of operations) to Dec. 31,
      2006.
  (5) For the period Sept. 15, 2006 (commencement of operations) to Dec. 31,
      2006.
  (6) For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

See accompanying notes to financial statements.


 68    RIVERSOURCE VARIABLE ACCOUNT 10

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(R) (RAVA)

RiverSource Retirement Advisor Variable Annuity(R) - Band 3 (RAVA Band 3)

RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select)

RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 (RAVA Advantage Band 3)

RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
Plus)
RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity (RAVA 4
Advantage)
RiverSource Retirement Advisor 4 Select(R) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(R) Variable Annuity (RAVA 4 Access) RiverSource(R) Flexible Portfolio Annuity (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Fin Serv, Ser II            AIM V.I. Financial Services Fund, Series II Shares
AIM VI Global Hlth Care, Ser II    AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class
                                   B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class
                                   B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class
                                   B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
Col Marsico Gro, VS Cl A           Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B      Columbia Marsico International Opportunities Fund,
                                   Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS Mid-Cap Core                    Credit Suisse Trust - Mid-Cap Core Portfolio
CS Sm Cap Core I                   Credit Suisse Trust - Small Cap Core I Portfolio
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity
                                   Portfolio, Service Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value
                                   Portfolio, Service Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
---------------------------------------------------------------------------------------------

                                          RIVERSOURCE VARIABLE ACCOUNT 10    69

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities
                                   Fund - Class 1
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                   Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity
                                   Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity
                                   Fund - Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service
                                   Shares
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service
                                   Shares
Janus Aspen Lg Cap Gro, Serv       Janus Aspen Series Large Cap Growth Portfolio: Service
                                   Shares
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service
                                   Shares
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service
                                   Shares
LM Ptnrs Var Sm Cap Gro, Cl I      Legg Mason Partners Variable Small Cap Growth Portfolio,
                                   Class I(1)
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
NB AMT Intl, Cl S                  Neuberger Berman Advisers Management Trust International
                                   Portfolio (Class S)
NB AMT Soc Responsive, Cl S        Neuberger Berman Advisers Management Trust Socially
                                   Responsive Portfolio (Class S)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
Oppen Val VA, Serv                 Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Intl Val VCT, Cl II        Pioneer International Value VCT Portfolio - Class II
                                   Shares(2)
Put VT Hlth Sciences, Cl IB        Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB
                                   Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RVST RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RVST RiverSource(R) Variable Portfolio - Cash Management
                                   Fund
RVS VP Core Bond                   RVST RiverSource(R) Variable Portfolio - Core Bond Fund(3)
RVS VP Div Bond                    RVST RiverSource(R) Variable Portfolio - Diversified Bond
                                   Fund(3)
RVS VP Div Eq Inc                  RVST RiverSource(R) Variable Portfolio - Diversified
                                   Equity Income Fund
THDL VP Emer Mkts                  RVST Threadneedle(R) Variable Portfolio - Emerging Markets
                                   Fund
                                    (previously RiverSource(R) Variable Portfolio - Emerging
                                   Markets Fund)
RVS Ptnrs VP Fundamental Val       RVST RiverSource(R) Partners Variable
                                   Portfolio - Fundamental Value Fund
                                    (previously RiverSource(R) Variable
                                   Portfolio - Fundamental Value Fund)
RVS VP Global Bond                 RVST RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec   RVST RiverSource(R) Variable Portfolio - Global Inflation
                                   Protected Securities Fund
RVS VP Gro                         RVST RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond               RVST RiverSource(R) Variable Portfolio - High Yield Bond
                                   Fund
RVS VP Inc Opp                     RVST RiverSource(R) Variable Portfolio - Income
                                   Opportunities Fund
THDL VP Intl Opp                   RVST Threadneedle(R) Variable Portfolio - International
                                   Opportunity Fund
                                    (previously RiverSource(R) Variable
                                   Portfolio - International Opportunity Fund)
RVS VP Lg Cap Eq                   RVST RiverSource(R) Variable Portfolio - Large Cap Equity
                                   Fund
RVS VP Lg Cap Val                  RVST RiverSource(R) Variable Portfolio - Large Cap Value
                                   Fund
RVS VP Mid Cap Gro                 RVST RiverSource(R) Variable Portfolio - Mid Cap Growth
                                   Fund
RVS VP Mid Cap Val                 RVST RiverSource(R) Variable Portfolio - Mid Cap Value
                                   Fund
RVS VP S&P 500                     RVST RiverSource(R) Variable Portfolio - S&P 500 Index
                                   Fund
RVS Ptnrs VP Select Val            RVST RiverSource(R) Partners Variable Portfolio - Select
                                   Value Fund
                                    (previously RiverSource(R) Variable Portfolio - Select
                                   Value Fund)
RVS VP Short Duration              RVST RiverSource(R) Variable Portfolio - Short Duration
                                   U.S. Government Fund
RVS VP Sm Cap Adv                  RVST RiverSource(R) Variable Portfolio - Small Cap
                                   Advantage Fund
RVS Ptnrs VP Sm Cap Val            RVST RiverSource(R) Partners Variable Portfolio - Small
                                   Cap Value Fund
                                    (previously RiverSource(R) Variable Portfolio - Small Cap
                                   Value Fund)
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class
                                   II Shares
VanK UIF Global Real Est, Cl II    Van Kampen UIF Global Real Estate Portfolio, Class II
                                   Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl Sm Cap                 Wanger International Small Cap(4)
---------------------------------------------------------------------------------------------


 70    RIVERSOURCE VARIABLE ACCOUNT 10

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies(5)
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
---------------------------------------------------------------------------------------------



   (1) Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.

   (2) Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.

   (3) At the close of business on March 7, 2008, RVST RiverSource(R) Variable Portfolio - Core Bond Fund merged into RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund.


   (4) Effective June 1, 2008, the Fund will change its name to Wanger International.



   (5) Effective June 1, 2008, the Fund will change its name to Wanger USA.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.


USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    71

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                            MORTALITY AND EXPENSE RISK FEE
---------------------------------------------------------------------------------------------
RAVA                               0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Band 3                        0.55%
---------------------------------------------------------------------------------------------
RAVA Advantage                     0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select                        1.00% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Advantage Band 3              0.55%
---------------------------------------------------------------------------------------------
RAVA Advantage Plus                0.55% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select Plus                   0.75% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Advantage                   0.85% to 1.05%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Select                      1.10% to 1.30%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Access                      1.25% to 1.45%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
FPA                                1.25%
---------------------------------------------------------------------------------------------


4. CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by RiverSource Life for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by RiverSource Life.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the following RiverSource Variable Series Trust (RVST) (previously RiverSource(R) Variable Portfolio Funds) funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a

 72    RIVERSOURCE VARIABLE ACCOUNT 10
percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.530% to 0.350%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.330% to 0.150%
RVST RiverSource(R) Variable Portfolio - Core Bond Fund                     0.480% to 0.290%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.480% to 0.290%
RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund     0.600% to 0.375%
RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund             1.100% to 0.900%
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund    0.730% to 0.600%
RVST RiverSource(R) Variable Portfolio - Global Bond Fund                   0.720% to 0.520%
RVST RiverSource(R) Variable Portfolio - Global Inflation Protected         0.440% to 0.250%
  Securities Fund
RVST RiverSource(R) Variable Portfolio - Growth Fund                        0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - High Yield Bond Fund               0.590% to 0.360%
RVST RiverSource(R) Variable Portfolio - Income Opportunities Fund          0.610% to 0.380%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.800% to 0.570%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund               0.600% to 0.375%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.700% to 0.475%
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund                 0.700% to 0.475%
RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund                 0.220% to 0.120%
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund         0.780% to 0.650%
RVST RiverSource(R) Variable Portfolio - Short Duration U.S. Government     0.480% to 0.250%
  Fund
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund           0.790% to 0.665%
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund      0.970% to 0.870%
--------------------------------------------------------------------------------------------


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RVST RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:

RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund RVST RiverSource(R) Variable Portfolio - Growth Fund
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

The following RVST funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration

                                          RIVERSOURCE VARIABLE ACCOUNT 10    73
and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RVST RiverSource(R) Variable Portfolio - Balanced Fund                      0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Cash Management Fund               0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Core Bond Fund                     0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Diversified Bond Fund              0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Diversified Equity Income Fund     0.060% to 0.030%
RVST Threadneedle(R) Variable Portfolio - Emerging Markets Fund             0.080% to 0.050%
RVST RiverSource(R) Partners Variable Portfolio - Fundamental Value Fund    0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Global Bond Fund                   0.080% to 0.050%
RVST RiverSource(R) Variable Portfolio - Global Inflation Protected         0.070% to 0.040%
  Securities Fund
RVST RiverSource(R) Variable Portfolio - Growth Fund                        0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - High Yield Bond Fund               0.070% to 0.040%
RVST RiverSource(R) Variable Portfolio - Income Opportunities Fund          0.070% to 0.040%
RVST Threadneedle(R) Variable Portfolio - International Opportunity Fund    0.080% to 0.050%
RVST RiverSource(R) Variable Portfolio - Large Cap Equity Fund              0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Large Cap Value Fund               0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Mid Cap Value Fund                 0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - S&P 500 Index Fund                 0.060% to 0.030%
RVST RiverSource(R) Partners Variable Portfolio - Select Value Fund         0.060% to 0.030%
RVST RiverSource(R) Variable Portfolio - Short Duration U.S. Government     0.070% to 0.040%
  Fund
RVST RiverSource(R) Variable Portfolio - Small Cap Advantage Fund           0.080% to 0.050%
RVST RiverSource(R) Partners Variable Portfolio - Small Cap Value Fund      0.080% to 0.050%
--------------------------------------------------------------------------------------------


The RVST funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the period ended Dec. 31, 2007 were as follows:

SUBACCOUNT                       FUND                                                 PURCHASES
----------------------------------------------------------------------------------------------------
                                 AIM V.I. Capital Appreciation Fund, Series I
AIM VI Cap Appr, Ser I           Shares                                               $      952,977
                                 AIM V.I. Capital Appreciation Fund, Series II
AIM VI Cap Appr, Ser II          Shares                                                    7,314,232
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares        4,782,552
                                 AIM V.I. Capital Development Fund, Series II
AIM VI Cap Dev, Ser II           Shares                                                   19,813,277
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                2,530,324
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                   1,105,832
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares         4,322,435
AIM VI Fin Serv, Ser II          AIM V.I. Financial Services Fund, Series II Shares        3,960,348
AIM VI Global Hlth Care, Ser II  AIM V.I. Global Health Care Fund, Series II Shares       44,818,347
                                 AIM V.I. International Growth Fund, Series II
AIM VI Intl Gro, Ser II          Shares                                                  339,210,244
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                 2,277,014
                                 AllianceBernstein VPS Global Technology Portfolio
AB VPS Global Tech, Cl B         (Class B)                                                23,460,362
                                 AllianceBernstein VPS Growth and Income Portfolio
AB VPS Gro & Inc, Cl B           (Class B)                                                37,171,558
                                 AllianceBernstein VPS International Value
AB VPS Intl Val, Cl B            Portfolio (Class B)                                     447,481,957
                                 AllianceBernstein VPS Large Cap Growth Portfolio
AB VPS Lg Cap Gro, Cl B          (Class B)                                                 2,380,485
AC VP Intl, Cl I                 American Century VP International, Class I                2,676,181
AC VP Intl, Cl II                American Century VP International, Class II               7,856,405
AC VP Mid Cap Val, Cl II         American Century VP Mid Cap Value, Class II             293,283,367
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                   89,609,485
AC VP Val, Cl I                  American Century VP Value, Class I                       61,017,258
AC VP Val, Cl II                 American Century VP Value, Class II                      77,267,727
                                 Calvert Variable Series, Inc. Social Balanced
Calvert VS Social Bal            Portfolio                                                 6,113,725
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B       28,713,014
                                 Columbia Marsico Growth Fund, Variable Series,
Col Marsico Gro, VS Cl A         Class A                                                 552,648,517
                                 Columbia Marsico International Opportunities Fund,
Col Marsico Intl Opp, VS Cl B    Variable Series, Class B                                103,197,050
                                 Credit Suisse Trust - Commodity Return Strategy
CS Commodity Return              Portfolio                                                83,269,441
----------------------------------------------------------------------------------------------------

 74    RIVERSOURCE VARIABLE ACCOUNT 10

SUBACCOUNT                       FUND                                                 PURCHASES
----------------------------------------------------------------------------------------------------
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio         $      400,282
CS Sm Cap Core I                 Credit Suisse Trust - Small Cap Core I Portfolio                 --
                                 Dreyfus Variable Investment Fund International
Drey VIF Intl Eq, Serv           Equity Portfolio, Service Shares                          5,325,687
                                 Dreyfus Variable Investment Fund International
Drey VIF Intl Val, Serv          Value Portfolio, Service Shares                           3,129,312
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund                324,423,690
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2         8,438,139
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2         20,997,171
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl 2    Class 2                                                 947,955,569
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl       Class                                                    12,780,412
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl 2     Class 2                                                  24,842,393
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class          41,984,956
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2       350,333,425
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class         12,273,941
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2       46,118,563
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                           86,841,582
                                 FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2    Fund - Class 2                                           50,038,829
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2           94,450,080
                                 FTVIPT Templeton Developing Markets Securities
FTVIPT Temp Dev Mkts Sec, Cl 1   Fund - Class 1                                           22,444,561
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2        4,546,814
                                 Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst         Fund - Institutional Shares                             119,255,883
                                 Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst   Fund - Institutional Shares                               2,924,971
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                              55,928,653
                                 Janus Aspen Series Global Technology Portfolio:
Janus Aspen Global Tech, Serv    Service Shares                                            2,585,497
                                 Janus Aspen Series International Growth Portfolio:
Janus Aspen Intl Gro, Serv       Service Shares                                           22,134,397
                                 Janus Aspen Series Large Cap Growth Portfolio:
Janus Aspen Lg Cap Gro, Serv     Service Shares                                          784,456,792
                                 Janus Aspen Series Mid Cap Growth Portfolio:
Janus Aspen Mid Cap Gro, Serv    Service Shares                                            2,598,110
                                 Lazard Retirement International Equity
Lazard Retire Intl Eq, Serv      Portfolio - Service Shares                               38,117,942
                                 Legg Mason Partners Variable Small Cap Growth
LM Ptnrs Var Sm Cap Gro, Cl I    Portfolio, Class I                                        4,798,012
                                 MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl       Class                                                     2,942,341
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class               8,224,740
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class               31,102,534
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                 105,142,981
                                 Neuberger Berman Advisers Management Trust
NB AMT Intl, Cl S                International Portfolio (Class S)                       192,565,291
                                 Neuberger Berman Advisers Management Trust
NB AMT Soc Responsive, Cl S      Socially Responsive Portfolio (Class S)                   1,902,695
                                 Oppenheimer Global Securities Fund/VA, Service
Oppen Global Sec VA, Serv        Shares                                                   32,289,032
                                 Oppenheimer Main Street Small Cap Fund/VA, Service
Oppen Main St Sm Cap VA, Serv    Shares                                                   29,924,190
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares    1,107,677,442
Oppen Val VA, Serv               Oppenheimer Value Fund/VA, Service Shares                 6,352,489
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class      528,261,652
                                 Pioneer Equity Income VCT Portfolio - Class II
Pioneer Eq Inc VCT, Cl II        Shares                                                    9,210,480
                                 Pioneer International Value VCT Portfolio - Class
Pioneer Intl Val VCT, Cl II      II Shares                                                   558,337
Put VT Hlth Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares          1,323,009
                                 Putnam VT International Equity Fund - Class IB
Put VT Intl Eq, Cl IB            Shares                                                   23,812,845
                                 Putnam VT International New Opportunities
Put VT Intl New Opp, Cl IB       Fund - Class IB Shares                                    1,544,103
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares              233
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                      603,983
                                 RVST RiverSource(R) Variable Portfolio - Balanced
RVS VP Bal                       Fund                                                     50,776,690
                                 RVST RiverSource(R) Variable Portfolio - Cash
RVS VP Cash Mgmt                 Management Fund                                         535,354,162
                                 RVST RiverSource(R) Variable Portfolio - Core Bond
RVS VP Core Bond                 Fund                                                     35,444,371
                                 RVST RiverSource(R) Variable
RVS VP Div Bond                  Portfolio - Diversified Bond Fund                     1,406,696,079
                                 RVST RiverSource(R) Variable
RVS VP Div Eq Inc                Portfolio - Diversified Equity Income Fund              589,893,545
                                 RVST Threadneedle(R) Variable Portfolio - Emerging
THDL VP Emer Mkts                Markets Fund                                            250,803,106
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Fundamental Val     Portfolio - Fundamental Value Fund                      360,427,123
                                 RVST RiverSource(R) Variable Portfolio - Global
RVS VP Global Bond               Bond Fund                                               507,179,790
RVS VP Global Inflation Prot     RVST RiverSource(R) Variable Portfolio - Global
  Sec                            Inflation Protected Securities Fund                     302,111,788
                                 RVST RiverSource(R) Variable Portfolio - Growth
RVS VP Gro                       Fund                                                     20,223,885
                                 RVST RiverSource(R) Variable Portfolio - High
RVS VP Hi Yield Bond             Yield Bond Fund                                         116,629,307
                                 RVST RiverSource(R) Variable Portfolio - Income
RVS VP Inc Opp                   Opportunities Fund                                      326,119,627
                                 RVST Threadneedle(R) Variable
THDL VP Intl Opp                 Portfolio - International Opportunity Fund               20,654,469
                                 RVST RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Eq                 Equity Fund                                              30,598,714
                                 RVST RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Val                Value Fund                                                7,742,984
                                 RVST RiverSource(R) Variable Portfolio - Mid Cap
RVS VP Mid Cap Gro               Growth Fund                                               7,121,483
                                 RVST RiverSource(R) Variable Portfolio - Mid Cap
RVS VP Mid Cap Val               Value Fund                                              213,174,743
                                 RVST RiverSource(R) Variable Portfolio - S&P 500
RVS VP S&P 500                   Index Fund                                               24,241,648
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Select Val          Portfolio - Select Value Fund                             9,234,412
                                 RVST RiverSource(R) Variable Portfolio - Short
RVS VP Short Duration            Duration U.S. Government Fund                            64,277,709
----------------------------------------------------------------------------------------------------

                                          RIVERSOURCE VARIABLE ACCOUNT 10    75

SUBACCOUNT                       FUND                                                 PURCHASES
----------------------------------------------------------------------------------------------------
                                 RVST RiverSource(R) Variable Portfolio - Small Cap
RVS VP Sm Cap Adv                Advantage Fund                                       $   11,169,244
                                 RVST RiverSource(R) Partners Variable
RVS Ptnrs VP Sm Cap Val          Portfolio - Small Cap Value Fund                        500,976,648
                                 Royce Capital Fund - Micro-Cap Portfolio,
Royce Micro-Cap, Invest Cl       Investment Class                                         12,848,545
Third Ave Val                    Third Avenue Value Portfolio                             16,373,167
                                 Van Kampen Life Investment Trust Comstock
VanK LIT Comstock, Cl II         Portfolio, Class II Shares                              350,179,227
                                 Van Kampen UIF Global Real Estate Portfolio, Class
VanK UIF Global Real Est, Cl II  II Shares                                               151,803,907
                                 Van Kampen UIF Mid Cap Growth Portfolio, Class II
VanK UIF Mid Cap Gro, Cl II      Shares                                                   73,013,078
Wanger Intl Sm Cap               Wanger International Small Cap                          203,456,675
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                           248,809,720
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund           14,762,395
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund          3,300,866
WF Adv VT Opp                    Wells Fargo Advantage VT Opportunity Fund                19,752,480
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund           51,349,970
----------------------------------------------------------------------------------------------------





 76    RIVERSOURCE VARIABLE ACCOUNT 10

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2007:

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                      SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.16             $1.26             $2.12             $1.63             $  --
0.75%                                             1.15              1.25              2.08              1.61                --
0.85%                                               --              1.20                --              1.21                --
0.95%                                             1.13              1.23              2.05              1.59                --
1.00%                                               --              1.31                --              1.67                --
1.05%                                               --              1.20                --              1.21                --
1.10%                                               --              1.20                --              1.20                --
1.20%                                               --              1.29                --              1.65                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.20                --              1.20              2.11
1.30%                                               --              1.20                --              1.20                --
1.45%                                               --              1.19                --              1.20                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                                 DYN,            FIN SERV,         FIN SERV,        GLOBAL HLTH        INTL GRO,
PRICE LEVEL                                      SER I             SER I            SER II         CARE, SER II         SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.43             $1.08             $  --             $1.14             $1.58
0.75%                                             1.41              1.06                --              1.13              1.57
0.85%                                               --                --              0.90              1.20              1.40
0.95%                                             1.39              1.05                --              1.13              1.57
1.00%                                             1.53              1.12                --              1.13              1.57
1.05%                                               --                --              0.90              1.20              1.40
1.10%                                               --                --              0.90              1.20              1.40
1.20%                                             1.51              1.10                --              1.13              1.56
1.25%                                               --                --                --                --                --
1.25%                                               --                --              0.90              1.19              1.39
1.30%                                               --                --              0.89              1.19              1.39
1.45%                                               --                --              0.89              1.19              1.39
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AB VPS            AB VPS            AB VPS            AB VPS
                                                 TECH,         GLOBAL TECH,       GRO & INC,         INTL VAL,        LG CAP GRO,
PRICE LEVEL                                      SER I             CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.86             $1.36             $1.37             $2.68             $  --
0.75%                                             0.85              1.36              1.35              2.64                --
0.85%                                               --              1.37              1.22              1.30              1.23
0.95%                                             0.84              1.35              1.34              2.61                --
1.00%                                             0.99              1.35              1.45              2.71                --
1.05%                                               --              1.37              1.22              1.30              1.23
1.10%                                               --              1.37              1.22              1.30              1.23
1.20%                                             0.98              1.34              1.43              2.68                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.36              1.21              1.29              1.23
1.30%                                               --              1.36              1.21              1.29              1.23
1.45%                                               --              1.36              1.21              1.29              1.22
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    77

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
PRICE LEVEL                                      CL I              CL II             CL II             CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.54             $1.70             $0.90             $1.20             $1.79
0.75%                                             1.52              1.68              0.90              1.19              1.76
0.85%                                               --                --              1.12              1.25                --
0.95%                                             1.49              1.66              0.90              1.19              1.73
1.00%                                               --              1.92              0.90              1.18                --
1.05%                                               --                --              1.12              1.24                --
1.10%                                               --                --              1.12              1.24                --
1.20%                                               --              1.90              0.90              1.18                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.11              1.24              2.58
1.30%                                               --                --              1.11              1.24                --
1.45%                                               --                --              1.11              1.24                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP            CALVERT             COL           COL MARSICO       COL MARSICO
                                                 VAL,               VS           HI YIELD, VS         GRO, VS        INTL OPP, VS
PRICE LEVEL                                      CL II          SOCIAL BAL           CL B              CL A              CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.51             $1.16             $1.09             $1.20             $1.27
0.75%                                             1.49              1.14              1.08              1.19              1.27
0.85%                                             1.09                --              1.09              1.28              1.43
0.95%                                             1.47              1.12              1.08              1.19              1.26
1.00%                                             1.46              1.28              1.08              1.19              1.26
1.05%                                             1.09                --              1.09              1.27              1.42
1.10%                                             1.09                --              1.09              1.27              1.42
1.20%                                             1.45              1.26              1.07              1.18              1.26
1.25%                                               --                --                --                --                --
1.25%                                             1.09                --              1.09              1.27              1.42
1.30%                                             1.08                --              1.09              1.27              1.42
1.45%                                             1.08                --              1.08              1.26              1.42
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS                CS                CS             DREY VIF          DREY VIF
                                               COMMODITY          MID-CAP           SM CAP           INTL EQ,          INTL VAL,
PRICE LEVEL                                     RETURN             CORE             CORE I             SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.13             $1.45             $  --             $  --             $  --
0.75%                                             1.13              1.42                --                --                --
0.85%                                             1.18                --                --              1.37              1.19
0.95%                                             1.13              1.40                --                --                --
1.00%                                             1.13                --                --                --                --
1.05%                                             1.18                --                --              1.37              1.19
1.10%                                             1.18                --                --              1.37              1.19
1.20%                                             1.12                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.18                --              1.37              1.36              1.19
1.30%                                             1.18                --                --              1.36              1.19
1.45%                                             1.17                --                --              1.36              1.18
-----------------------------------------------------------------------------------------------------------------------------------




 78    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 EV VT             EG VA             EG VA            FID VIP           FID VIP
                                             FLOATING-RATE      FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
PRICE LEVEL                                       INC          LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.04             $1.22             $1.84             $1.21             $1.30
0.75%                                             1.04              1.20              1.83              1.20              1.28
0.85%                                             1.03              1.20              1.34              1.28                --
0.95%                                             1.04              1.19              1.82              1.20              1.26
1.00%                                             1.03              1.32              1.81              1.20                --
1.05%                                             1.03              1.20              1.33              1.27                --
1.10%                                             1.03              1.20              1.33              1.27                --
1.20%                                             1.03              1.30              1.80              1.19                --
1.25%                                               --                --                --                --                --
1.25%                                             1.03              1.19              1.33              1.27                --
1.30%                                             1.03              1.19              1.33              1.27                --
1.45%                                             1.03              1.19              1.32              1.27                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.42             $3.68             $2.39             $1.59             $1.93
0.75%                                             1.40              3.61              2.36              1.57              1.91
0.85%                                               --                --              1.25                --              1.35
0.95%                                             1.38              3.56              2.33              1.54              1.88
1.00%                                             1.44                --              2.25                --              2.09
1.05%                                               --                --              1.24                --              1.34
1.10%                                               --                --              1.24                --              1.34
1.20%                                             1.42                --              2.23                --              2.07
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.24                --              1.34
1.30%                                               --                --              1.24                --              1.34
1.45%                                               --                --              1.24                --              1.34
-----------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            FTVIPT
                                             FRANK GLOBAL      FRANK SM CAP      MUTUAL SHARES     TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                 REAL EST, CL 2       VAL, CL 2         SEC, CL 2         SEC, CL 1         SEC, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $2.58             $2.42             $1.57             $  --             $1.98
0.75%                                             2.53              2.38              1.55                --              1.96
0.85%                                             0.95              1.06              1.17                --                --
0.95%                                             2.49              2.34              1.53                --              1.94
1.00%                                             1.86              1.77              1.62                --                --
1.05%                                             0.95              1.05              1.17                --                --
1.10%                                             0.95              1.05              1.17                --                --
1.20%                                             1.84              1.75              1.60                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.94              1.05              1.17              1.79                --
1.30%                                             0.95              1.05              1.16                --                --
1.45%                                             0.94              1.05              1.17                --                --
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    79

                                                GS VIT            GS VIT            GS VIT          JANUS ASPEN       JANUS ASPEN
                                             MID CAP VAL,     STRUCTD SM CAP     STRUCTD U.S.      GLOBAL TECH,        INTL GRO,
PRICE LEVEL                                      INST            EQ, INST          EQ, INST            SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $2.78             $1.66             $1.15             $0.53             $1.73
0.75%                                             2.73              1.63              1.14              0.52              1.71
0.85%                                               --                --              1.10                --                --
0.95%                                             2.69              1.60              1.12              0.51              1.68
1.00%                                             1.98                --              1.35              1.30              2.97
1.05%                                               --                --              1.10                --                --
1.10%                                               --                --              1.10                --                --
1.20%                                             1.96                --              1.33              1.29              2.93
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.09                --                --
1.30%                                               --                --              1.09                --                --
1.45%                                               --                --              1.09                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN      LAZARD RETIRE       LM PTNRS           MFS INV
                                                LG CAP            MID CAP          INTL EQ,         VAR SM CAP        GRO STOCK,
PRICE LEVEL                                    GRO, SERV         GRO, SERV           SERV            GRO, CL I          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.06             $0.74             $1.40             $1.02             $0.79
0.75%                                             1.06              0.73              1.37              1.02              0.77
0.85%                                             1.06                --                --              1.02              1.21
0.95%                                             1.06              0.72              1.35              1.02              0.76
1.00%                                             1.06                --              1.94              1.02              1.20
1.05%                                             1.06                --                --              1.02              1.21
1.10%                                             1.06                --                --              1.02              1.21
1.20%                                             1.06                --              1.92              1.02              1.18
1.25%                                               --                --                --                --                --
1.25%                                             1.06                --                --              1.02              1.20
1.30%                                             1.06                --                --              1.01              1.20
1.45%                                             1.06                --                --              1.01              1.20
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS               MFS             NB AMT          NB AMT SOC
                                               NEW DIS,        TOTAL RETURN,      UTILITIES,           INTL,          RESPONSIVE,
PRICE LEVEL                                     SERV CL           SERV CL           SERV CL            CL S              CL S
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.02             $1.28             $2.28             $1.07             $  --
0.75%                                             1.01              1.27              2.25              1.07                --
0.85%                                               --              1.14              1.57              1.20              1.21
0.95%                                             0.99              1.26              2.22              1.07                --
1.00%                                             1.18              1.26              2.78              1.07                --
1.05%                                               --              1.14              1.57              1.20              1.21
1.10%                                               --              1.14              1.56              1.20              1.21
1.20%                                             1.17              1.25              2.74              1.06                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.14              1.56              1.19              1.21
1.30%                                               --              1.14              1.56              1.19              1.20
1.45%                                               --              1.13              1.56              1.19              1.20
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    80

                                                 OPPEN             OPPEN             OPPEN             OPPEN           PIMCO VIT
                                              GLOBAL SEC        MAIN ST SM         STRATEGIC          VAL VA,         ALL ASSET,
PRICE LEVEL                                    VA, SERV        CAP VA, SERV      BOND VA, SERV         SERV           ADVISOR CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.62             $1.41             $1.27             $  --             $1.12
0.75%                                             1.60              1.40              1.26                --              1.12
0.85%                                             1.23              1.08              1.17              1.12              1.15
0.95%                                             1.59              1.39              1.25                --              1.12
1.00%                                             1.59              1.38              1.24                --              1.11
1.05%                                             1.22              1.07              1.17              1.12              1.14
1.10%                                             1.22              1.07              1.17              1.12              1.14
1.20%                                             1.58              1.37              1.23                --              1.11
1.25%                                               --                --                --                --                --
1.25%                                             1.22              1.07              1.17              1.12              1.14
1.30%                                             1.22              1.07              1.17              1.11              1.14
1.45%                                             1.22              1.07              1.16              1.11              1.14
-----------------------------------------------------------------------------------------------------------------------------------

                                                PIONEER           PIONEER           PUT VT            PUT VT            PUT VT
                                              EQ INC VCT,      INTL VAL VCT,    HLTH SCIENCES,       INTL EQ,        INTL NEW OPP,
PRICE LEVEL                                      CL II             CL II             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.46             $1.13             $1.11             $1.78             $1.40
0.75%                                             1.44              1.13              1.10              1.75              1.37
0.85%                                               --                --                --                --                --
0.95%                                             1.42              1.13              1.08              1.73              1.35
1.00%                                             1.49              1.13              1.12              1.90                --
1.05%                                               --                --                --                --                --
1.10%                                               --                --                --                --                --
1.20%                                             1.47              1.13              1.11              1.87                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.30%                                               --                --                --                --                --
1.45%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT                              RVS VP            RVS VP
                                               NEW OPP,           VISTA,            RVS VP             CASH              CORE
PRICE LEVEL                                      CL IA             CL IB              BAL              MGMT              BOND
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.11             $1.26             $1.22             $1.12
0.75%                                               --              1.10              1.24              1.20              1.11
0.85%                                               --                --              1.14              1.06              1.09
0.95%                                               --              1.08              1.22              1.18              1.10
1.00%                                               --              1.35              1.36              1.08              1.10
1.05%                                               --                --              1.13              1.06              1.09
1.10%                                               --                --              1.13              1.06              1.09
1.20%                                               --              1.33              1.35              1.07              1.09
1.25%                                               --                --              1.13(1)           1.05(1)             --
1.25%                                             1.56                --              1.88(2)           1.31(2)           1.09
1.30%                                               --                --              1.13              1.05              1.08
1.45%                                               --                --              1.13              1.05              1.08
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    81

                                                  RVS               RVS              THDL          RVS PTNRS VP           RVS
                                                VP DIV            VP DIV            VP EMER         FUNDAMENTAL        VP GLOBAL
PRICE LEVEL                                      BOND             EQ INC             MKTS               VAL              BOND
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.43             $1.96             $2.90             $1.13             $1.56
0.75%                                             1.40              1.94              2.81              1.12              1.54
0.85%                                             1.10              1.21              1.84              1.15              1.12
0.95%                                             1.38              1.91              2.77              1.11              1.51
1.00%                                             1.21              1.94              3.70              1.11              1.47
1.05%                                             1.09              1.20              1.83              1.15              1.12
1.10%                                             1.09              1.20              1.83              1.15              1.12
1.20%                                             1.20              1.91              3.65              1.11              1.46
1.25%                                             1.09(1)             --                --                --              1.12(1)
1.25%                                             1.51(2)           1.20              1.83              1.14              1.63(2)
1.30%                                             1.09              1.20              1.83              1.14              1.12
1.45%                                             1.09              1.20              1.82              1.14              1.11
-----------------------------------------------------------------------------------------------------------------------------------

                                             RVS VP GLOBAL                          RVS VP                               THDL
                                               INFLATION          RVS VP           HI YIELD           RVS VP            VP INTL
PRICE LEVEL                                    PROT SEC             GRO              BOND             INC OPP             OPP
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.13             $0.75             $1.41             $1.17             $1.28
0.75%                                             1.13              0.75              1.39              1.16              1.26
0.85%                                             1.11              1.16              1.09              1.09              1.32
0.95%                                             1.12              0.74              1.37              1.16              1.24
1.00%                                             1.12              1.19              1.46              1.15              1.94
1.05%                                             1.10              1.16              1.09              1.08              1.31
1.10%                                             1.10              1.16              1.08              1.08              1.31
1.20%                                             1.11              1.18              1.44              1.15              1.92
1.25%                                               --                --              1.08(1)             --              1.31(1)
1.25%                                             1.10              1.15              1.53(2)           1.08              1.68(2)
1.30%                                             1.10              1.15              1.08              1.08              1.31
1.45%                                             1.10              1.15              1.08              1.08              1.30
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP            RVS VP            RVS VP
                                                LG CAP            LG CAP            MID CAP           MID CAP           RVS VP
PRICE LEVEL                                       EQ                VAL               GRO               VAL             S&P 500
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.99             $1.34             $1.41             $1.50             $1.05
0.75%                                             0.98              1.33              1.37              1.49              1.04
0.85%                                             1.18              1.15              1.19              1.20              1.19
0.95%                                             0.96              1.32              1.35              1.48              1.03
1.00%                                             1.22              1.31              1.40              1.48              1.35
1.05%                                             1.17              1.15              1.18              1.19              1.19
1.10%                                             1.17              1.14              1.18              1.19              1.19
1.20%                                             1.31              1.30              1.38              1.47              1.34
1.25%                                             1.17(1)             --              1.18(1)             --                --
1.25%                                             1.56(2)           1.14              1.08(2)           1.19              1.18
1.30%                                             1.17              1.14              1.18              1.19              1.18
1.45%                                             1.17              1.14              1.18              1.19              1.18
-----------------------------------------------------------------------------------------------------------------------------------




 82    RIVERSOURCE VARIABLE ACCOUNT 10

                                                  RVS             RVS VP            RVS VP              RVS              ROYCE
                                               PTNRS VP            SHORT            SM CAP           PTNRS VP         MICRO-CAP,
PRICE LEVEL                                   SELECT VAL         DURATION             ADV           SM CAP VAL         INVEST CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.37             $1.34             $1.70             $1.82             $3.53
0.75%                                             1.36              1.31              1.68              1.80              3.47
0.85%                                             1.16              1.08              1.04              1.06                --
0.95%                                             1.34              1.29              1.65              1.78              3.41
1.00%                                             1.34              1.13              1.59              1.68                --
1.05%                                             1.16              1.07              1.04              1.06                --
1.10%                                             1.16              1.07              1.04              1.06                --
1.20%                                             1.33              1.11              1.57              1.66                --
1.25%                                               --                --                --                --                --
1.25%                                             1.15              1.07              1.04              1.05                --
1.30%                                             1.15              1.07              1.04              1.05                --
1.45%                                             1.15              1.07              1.03              1.05                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 VANK LIT          VANK UIF          VANK UIF
                                               THIRD AVE         COMSTOCK,        GLOBAL REAL         MID CAP           WANGER
PRICE LEVEL                                       VAL              CL II          EST, CL II        GRO, CL II        INTL SM CAP
                                           ----------------------------------------------------------------------------------------
0.55%                                            $3.19             $1.34             $1.12             $1.21             $2.67
0.75%                                             3.14              1.33              1.11              1.20              2.62
0.85%                                               --              1.10              1.17              1.31              1.43
0.95%                                             3.08              1.32              1.11              1.20              2.58
1.00%                                               --              1.31              1.11              1.20              3.12
1.05%                                               --              1.10              1.16              1.31              1.43
1.10%                                               --              1.09              1.16              1.31              1.43
1.20%                                               --              1.30              1.10              1.19              3.08
1.25%                                               --                --                --                --                --
1.25%                                               --              1.09              1.16              1.31              1.42
1.30%                                               --              1.09              1.16              1.31              1.42
1.45%                                               --              1.09              1.16              1.30              1.42
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    WF                WF                WF                WF
                                                WANGER            ADV VT            ADV VT              ADV             ADV VT
PRICE LEVEL                                   U.S. SM CO        ASSET ALLOC        INTL CORE          VT OPP          SM CAP GRO
                                           ----------------------------------------------------------------------------------------
0.55%                                            $2.01             $1.38             $1.45             $1.46             $1.35
0.75%                                             1.98              1.37              1.43              1.44              1.34
0.85%                                             1.13                --                --              1.18              1.29
0.95%                                             1.94              1.35              1.41              1.42              1.32
1.00%                                             1.73              1.42              1.65              1.48              1.52
1.05%                                             1.13                --                --              1.18              1.29
1.10%                                             1.12                --                --              1.17              1.29
1.20%                                             1.71              1.40              1.63              1.47              1.51
1.25%                                               --                --                --                --                --
1.25%                                             1.12                --                --              1.17              1.28
1.30%                                             1.12                --                --              1.17              1.28
1.45%                                             1.12                --                --              1.17              1.28
-----------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    83

The following is a summary of units outstanding at Dec. 31, 2007:

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                      SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.55%                                            310,063            370,884           134,007           207,529                --
0.75%                                         30,208,905         90,475,457        11,682,915        23,253,243                --
0.85%                                                 --          2,329,576                --         2,798,193                --
0.95%                                         26,499,002         46,783,395        11,660,702        13,997,622                --
1.00%                                                 --         15,385,425                --         3,002,696                --
1.05%                                                 --          1,961,220                --         2,258,394                --
1.10%                                                 --            376,142                --         1,126,073                --
1.20%                                                 --          7,314,453                --         1,796,113                --
1.25%                                                 --                 --                --                --                --
1.25%                                                 --             37,148                --           139,859       128,470,099
1.30%                                                 --            388,438                --           878,959                --
1.45%                                                 --            123,632                --           148,629                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         57,017,970        165,545,770        23,477,624        49,607,310       128,470,099
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                                 DYN,            FIN SERV,         FIN SERV,        GLOBAL HLTH        INTL GRO,
PRICE LEVEL                                      SER I             SER I            SER II         CARE, SER II         SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                             12,124             53,801                --           114,551         1,478,541
0.75%                                          6,316,934          9,207,959                --         5,880,742        48,018,157
0.85%                                                 --                 --         1,647,605         2,212,547        79,002,448
0.95%                                          3,799,852          5,804,674                --         3,964,000        23,728,529
1.00%                                            478,537          1,003,638                --           752,954         7,999,543
1.05%                                                 --                 --           982,129         1,488,515        36,587,610
1.10%                                                 --                 --           278,176           730,494        18,933,466
1.20%                                            256,756            586,488                --           456,092         4,140,187
1.25%                                                 --                 --                --                --                --
1.25%                                                 --                 --            77,477            34,324         1,191,177
1.30%                                                 --                 --           155,173           361,854        11,042,317
1.45%                                                 --                 --           286,485            69,412         1,942,342
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         10,864,203         16,656,560         3,427,045        16,065,485       234,064,317
-----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM             AB VPS            AB VPS            AB VPS            AB VPS
                                               VI TECH,        GLOBAL TECH,       GRO & INC,         INTL VAL,        LG CAP GRO,
PRICE LEVEL                                      SER I             CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                            274,993             60,843         1,080,845         3,600,358                --
0.75%                                         21,716,317          4,111,137       116,724,821       217,241,222                --
0.85%                                                 --          1,518,589         7,074,484       140,363,883         1,294,945
0.95%                                         10,071,530          2,415,491        74,245,977       135,634,039                --
1.00%                                          2,912,893            664,294        14,240,221        32,185,624                --
1.05%                                                 --            825,677         3,809,354        71,496,116           838,796
1.10%                                                 --            365,149         1,556,355        38,355,907           158,132
1.20%                                          1,544,164            263,884         9,111,538        18,897,084                --
1.25%                                                 --                 --                --                --                --
1.25%                                                 --             42,263           268,284         3,278,161            15,135
1.30%                                                 --            300,447           801,433        24,194,706           101,909
1.45%                                                 --             82,610           302,248         5,603,061            37,880
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         36,519,897         10,650,384       229,215,560       690,850,161         2,446,797
-----------------------------------------------------------------------------------------------------------------------------------




 84    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,             INTL,            MID CAP           ULTRA,             VAL,
PRICE LEVEL                                      CL I              CL II          VAL, CL II           CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                             154,931          388,742          1,710,497           186,641           577,810
0.75%                                          22,009,016       42,201,655         56,814,546        13,320,825        41,124,810
0.85%                                                  --               --         79,523,175         2,724,901                --
0.95%                                          22,875,743       25,059,490         28,466,270         8,169,925        40,862,411
1.00%                                                  --        6,588,646          9,862,017         2,202,870                --
1.05%                                                  --               --         39,419,664         1,669,805                --
1.10%                                                  --               --         20,594,360           513,557                --
1.20%                                                  --        3,679,928          5,265,533         1,445,130                --
1.25%                                                  --               --                 --                --                --
1.25%                                                  --               --          1,557,292            53,832        94,757,878
1.30%                                                  --               --         12,684,570           414,370                --
1.45%                                                  --               --          2,413,360           152,496                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          45,039,690       77,918,461        258,311,284        30,854,352       177,322,909
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP          CALVERT VS            COL               COL               COL
                                                 VAL,             SOCIAL         HI YIELD, VS      MARSICO GRO,      MARSICO INTL
PRICE LEVEL                                      CL II              BAL              CL B             VS CL A        OPP, VS CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                             848,295           20,577            788,404         5,466,153           772,462
0.75%                                         118,590,619       21,892,735         41,916,870       204,076,820        32,111,990
0.85%                                          11,608,979               --          8,110,261       205,091,454         7,134,198
0.95%                                          81,683,154       17,034,351         26,868,283       113,001,096        22,702,153
1.00%                                          20,382,491        2,380,133         10,283,595        31,377,676         4,198,057
1.05%                                           9,146,626               --          5,719,880        98,884,271         5,334,036
1.10%                                           3,320,165               --          1,779,861        51,553,069         2,855,189
1.20%                                          12,428,947        1,710,565          7,595,304        15,689,110         2,426,373
1.25%                                                  --               --                 --                --                --
1.25%                                             422,857               --            388,329         3,533,833           517,234
1.30%                                           2,786,063               --          1,757,429        31,528,483         2,052,208
1.45%                                             802,135               --            884,820         5,810,711           819,223
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         262,020,331       43,038,361        106,093,036       766,012,676        80,923,123
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS                CS                CS             DREY VIF          DREY VIF
                                               COMMODITY          MID-CAP           SM CAP           INTL EQ,          INTL VAL,
PRICE LEVEL                                     RETURN             CORE             CORE I             SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                             676,832           27,972                 --                --                --
0.75%                                          17,045,218        7,945,185                 --                --                --
0.85%                                           4,051,283               --                 --         2,094,413         1,317,832
0.95%                                          12,630,583        7,584,457                 --                --                --
1.00%                                           3,423,108               --                 --                --                --
1.05%                                           2,404,463               --                 --         1,460,982           825,290
1.10%                                           1,797,223               --                 --           711,969           360,969
1.20%                                           1,727,925               --                 --                --                --
1.25%                                                  --               --                 --                --                --
1.25%                                             510,441               --         88,083,999           122,684            76,161
1.30%                                           1,007,169               --                 --           585,708           279,180
1.45%                                             655,338               --                 --           163,979            72,000
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          45,929,583       15,557,614         88,083,999         5,139,735         2,931,432
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    85

                                                 EV VT             EG VA             EG VA            FID VIP           FID VIP
                                             FLOATING-RATE      FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
PRICE LEVEL                                       INC          LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                           2,116,414            46,562           500,157          7,443,013          676,144
0.75%                                         111,086,435        13,704,091        16,521,038        294,642,827       78,090,278
0.85%                                         112,632,601         1,105,220         4,213,590        246,454,911               --
0.95%                                          71,986,971         8,608,979        11,474,946        166,814,795       75,513,414
1.00%                                          19,211,242         1,422,316         5,244,703         45,072,261               --
1.05%                                          67,726,369         1,013,072         2,284,779        120,473,738               --
1.10%                                          32,563,604           272,415         1,157,252         62,826,444               --
1.20%                                          13,146,357           953,827         3,470,466         23,069,277               --
1.25%                                                  --                --                --                 --               --
1.25%                                           3,491,311            26,272           110,830          4,856,388               --
1.30%                                          26,240,243           276,524           830,245         38,145,097               --
1.45%                                           9,232,482            34,212           198,318          8,450,573               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         469,434,029        27,463,490        46,006,324      1,018,249,324      154,279,836
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                           1,126,230           590,690         3,786,092             92,237          890,416
0.75%                                         148,742,748        56,322,978       264,422,866         33,656,434       66,434,330
0.85%                                                  --                --       127,339,330                 --        8,720,859
0.95%                                          96,482,145        52,935,773       156,364,042         32,306,755       48,191,645
1.00%                                          20,111,097                --        44,787,168                 --        8,255,235
1.05%                                                  --                --        60,462,997                 --        4,947,752
1.10%                                                  --                --        30,847,951                 --        1,417,242
1.20%                                          12,003,160                --        25,719,617                 --        5,900,886
1.25%                                                  --                --                --                 --               --
1.25%                                                  --                --         2,609,166                 --          335,680
1.30%                                                  --                --        18,413,612                 --        1,293,632
1.45%                                                  --                --         4,185,740                 --          609,358
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         278,465,380       109,849,441       738,938,581         66,055,426      146,997,035
-----------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            FTVIPT
                                             FRANK GLOBAL      FRANK SM CAP      MUTUAL SHARES     TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                 REAL EST, CL 2       VAL, CL 2         SEC, CL 2         SEC, CL 1         SEC, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                             687,788           575,730           761,462                 --          272,443
0.75%                                          93,099,869        66,945,911        94,998,158                 --       12,350,098
0.85%                                          15,014,683        11,602,463        20,093,160                 --               --
0.95%                                          59,503,237        46,935,331        65,657,794                 --       12,681,635
1.00%                                          14,262,707        11,861,909        21,836,798                 --               --
1.05%                                           7,264,613         6,312,332        15,116,358                 --               --
1.10%                                           2,707,133         3,160,279         8,345,666                 --               --
1.20%                                           8,852,222         7,055,538        12,837,099                 --               --
1.25%                                                  --                --                --                 --               --
1.25%                                             321,577           318,699           939,092        110,250,665               --
1.30%                                           2,456,792         2,058,864         6,301,930                 --               --
1.45%                                             489,042           601,510         1,979,262                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         204,659,663       157,428,566       248,866,779        110,250,665       25,304,176
-----------------------------------------------------------------------------------------------------------------------------------




 86    RIVERSOURCE VARIABLE ACCOUNT 10

                                                GS VIT            GS VIT            GS VIT          JANUS ASPEN       JANUS ASPEN
                                             MID CAP VAL,     STRUCTD SM CAP     STRUCTD U.S.      GLOBAL TECH,        INTL GRO,
PRICE LEVEL                                      INST            EQ, INST          EQ, INST            SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                           2,007,690           12,167          1,678,309            36,833           271,739
0.75%                                         139,636,612        6,389,252        187,585,391        28,860,156        80,157,811
0.85%                                                  --               --          9,452,523                --                --
0.95%                                          96,412,835        7,428,800        126,733,928        19,559,197        64,174,422
1.00%                                          24,512,016               --         20,870,755           507,101         1,484,357
1.05%                                                  --               --          4,307,453                --                --
1.10%                                                  --               --          2,279,595                --                --
1.20%                                          15,654,280               --         11,550,149           205,602         1,041,803
1.25%                                                  --               --                 --                --                --
1.25%                                                  --               --            489,357                --                --
1.30%                                                  --               --          1,284,009                --                --
1.45%                                                  --               --            494,023                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         278,223,433       13,830,219        366,725,492        49,168,889       147,130,132
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN      LAZARD RETIRE       LM PTNRS           MFS INV
                                                LG CAP            MID CAP          INTL EQ,         VAR SM CAP        GRO STOCK,
PRICE LEVEL                                    GRO, SERV         GRO, SERV           SERV            GRO, CL I          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                           5,447,622           51,291          1,071,849            64,730           317,078
0.75%                                         154,650,085       27,632,384         69,884,309         1,080,358        80,158,296
0.85%                                         255,815,478               --                 --           863,770           650,450
0.95%                                          72,177,111       18,083,376         51,658,807           741,154        58,818,566
1.00%                                          25,246,330               --          5,119,326           225,041         5,931,650
1.05%                                         115,891,879               --                 --           533,993           640,671
1.10%                                          61,515,157               --                 --           182,323           313,804
1.20%                                          12,685,541               --          3,266,900            96,781         3,135,358
1.25%                                                  --               --                 --                --                --
1.25%                                           3,685,539               --                 --             4,708           146,784
1.30%                                          35,017,047               --                 --           124,748           324,834
1.45%                                           5,761,291               --                 --            33,292           122,490
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         747,893,080       45,767,051        131,001,191         3,950,898       150,559,981
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS               MFS             NB AMT          NB AMT SOC
                                               NEW DIS,        TOTAL RETURN,      UTILITIES,           INTL,          RESPONSIVE,
PRICE LEVEL                                     SERV CL           SERV CL           SERV CL            CL S              CL S
                                           ----------------------------------------------------------------------------------------
0.55%                                             129,664          226,044            764,911         2,115,709                --
0.75%                                          42,261,173       35,070,294         78,212,123        64,613,828                --
0.85%                                                  --        7,010,517         16,500,942        86,116,639           629,020
0.95%                                          31,914,847       22,523,253         51,479,292        30,611,373                --
1.00%                                           3,692,277       11,795,817          7,678,285        10,349,600                --
1.05%                                                  --        5,665,397         10,759,943        38,901,447           432,646
1.10%                                                  --        3,140,615          4,727,786        20,665,091           467,035
1.20%                                           2,675,162        8,819,604          6,369,628         4,921,962                --
1.25%                                                  --               --                 --                --                --
1.25%                                                  --          667,065            440,108         1,245,546            30,779
1.30%                                                  --        2,787,632          3,234,516        11,632,162           142,278
1.45%                                                  --          881,195          1,091,158         2,072,077            42,459
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          80,673,123       98,587,433        181,258,692       273,245,434         1,744,217
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    87

                                                 OPPEN             OPPEN             OPPEN             OPPEN           PIMCO VIT
                                              GLOBAL SEC        MAIN ST SM         STRATEGIC          VAL VA,         ALL ASSET,
PRICE LEVEL                                    VA, SERV        CAP VA, SERV      BOND VA, SERV         SERV           ADVISOR CL
                                           ----------------------------------------------------------------------------------------
0.55%                                           1,098,901          675,575           9,222,748               --         4,554,731
0.75%                                          48,173,483       34,264,776         536,032,488               --       161,214,254
0.85%                                           6,835,230        7,764,728         316,102,594        1,832,955       235,995,037
0.95%                                          32,186,952       23,106,941         360,479,542               --        82,317,690
1.00%                                          11,884,230        9,606,433          92,163,861               --        27,065,979
1.05%                                           5,427,718        5,501,183         182,029,462        1,705,205       117,365,115
1.10%                                           2,223,458        3,313,345          88,027,546          738,541        60,131,881
1.20%                                           6,986,371        4,772,585          62,902,385               --        14,754,782
1.25%                                                  --               --                  --               --                --
1.25%                                             383,314          373,532          10,326,765           44,561         4,401,270
1.30%                                           1,648,633        2,044,501          69,485,663          419,867        38,718,324
1.45%                                             778,529          487,134          18,994,710          375,152         7,576,986
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         117,626,819       91,910,733       1,745,767,764        5,116,281       754,096,049
-----------------------------------------------------------------------------------------------------------------------------------

                                                PIONEER           PIONEER            PUT V            PUT VT            PUT VT
                                              EQ INC VCT,      INTL VAL VCT,    HLTH SCIENCES,       INTL EQ,        INTL NEW OPP,
PRICE LEVEL                                      CL II             CL II             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                              53,357            1,732              66,740           69,143            99,272
0.75%                                          22,421,682        4,030,373          19,769,529       29,411,493        34,920,888
0.85%                                                  --               --                  --               --                --
0.95%                                          15,656,569        2,397,010          11,073,168       18,696,644        30,296,061
1.00%                                           3,618,251          404,222           3,422,944        3,409,243                --
1.05%                                                  --               --                  --               --                --
1.10%                                                  --               --                  --               --                --
1.20%                                           1,843,916          300,232           1,629,865        2,183,808                --
1.25%                                                  --               --                  --               --                --
1.25%                                                  --               --                  --               --                --
1.30%                                                  --               --                  --               --                --
1.45%                                                  --               --                  --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          43,593,775        7,133,569          35,962,246       53,770,331        65,316,221
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT                              RVS VP            RVS VP
                                               NEW OPP,           VISTA,            RVS VP             CASH              CORE
PRICE LEVEL                                      CL IA             CL IB              BAL              MGMT              BOND
                                           ----------------------------------------------------------------------------------------
0.55%                                                  --          370,126             371,547       11,779,182           390,632
0.75%                                                  --       33,551,137          86,628,497      286,121,450        31,763,669
0.85%                                                  --               --           3,273,748       60,831,627         3,037,204
0.95%                                                  --       26,404,507          74,966,029      247,869,608        29,700,581
1.00%                                                  --          771,137           5,018,057       39,419,894         4,803,553
1.05%                                                  --               --           3,045,377       66,258,389         3,494,607
1.10%                                                  --               --           1,380,493       21,785,184           783,328
1.20%                                                  --          447,977           4,008,141       33,791,187         5,251,644
1.25%                                                  --               --             176,759(1)     6,443,188(1)             --
1.25%                                          97,679,315               --          91,480,547(2)    53,380,147(2)        118,466
1.30%                                                  --               --             929,608       25,293,878           800,194
1.45%                                                  --               --             619,042       15,776,747           462,614
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          97,679,315       61,544,884         271,897,845      868,750,481        80,606,492
-----------------------------------------------------------------------------------------------------------------------------------




 88    RIVERSOURCE VARIABLE ACCOUNT 10

                                                  RVS               RVS              THDL          RVS PTNRS VP         RVS VP
                                                VP DIV            VP DIV            VP EMER         FUNDAMENTAL         GLOBAL
PRICE LEVEL                                      BOND             EQ INC             MKTS               VAL              BOND
                                           ----------------------------------------------------------------------------------------
0.55%                                            9,540,361         9,289,316        1,992,824         3,569,545         3,115,002
0.75%                                          599,680,309       560,416,389       89,546,217       117,604,620       204,315,575
0.85%                                          586,912,517       300,202,514       72,074,583       173,482,616       199,961,722
0.95%                                          408,270,237       363,274,067       50,490,999        55,720,714       141,674,784
1.00%                                          103,329,876        69,629,064        9,394,382        18,674,796        31,193,142
1.05%                                          332,534,807       139,948,244       31,794,180        80,554,679       111,551,383
1.10%                                          163,182,937        71,511,778       16,835,801        42,506,603        54,634,266
1.20%                                           68,621,587        43,798,497        5,241,698         9,645,521        22,272,222
1.25%                                           15,662,382(1)             --               --                --         5,574,227(1)
1.25%                                           94,010,574(2)      5,950,415        1,133,757         2,683,278        29,881,444(2)
1.30%                                          119,779,387        42,435,752        9,417,776        24,776,634        39,217,158
1.45%                                           28,773,774         9,097,719        1,668,945         4,255,518         9,331,450
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        2,530,298,748     1,615,553,755      289,591,162       533,474,524       852,722,375
-----------------------------------------------------------------------------------------------------------------------------------

                                             RVS VP GLOBAL                          RVS VP
                                               INFLATION          RVS VP           HI YIELD           RVS VP            THDL VP
PRICE LEVEL                                    PROT SEC             GRO              BOND             INC OPP          INTL OPP
                                           ----------------------------------------------------------------------------------------
0.55%                                            2,712,718         3,767,710        1,604,799         2,598,798         1,306,998
0.75%                                          147,399,841       283,768,694      218,537,630       116,516,296        75,420,693
0.85%                                          125,450,424         4,501,840       16,916,641       151,928,845         3,482,351
0.95%                                           88,733,599       186,447,322      186,775,359        65,977,370        58,761,684
1.00%                                           26,608,485        20,602,501       20,959,703        20,631,549         5,323,931
1.05%                                           68,621,112         3,730,676       11,949,227        75,951,201         3,183,086
1.10%                                           33,414,014         1,382,127        3,379,886        38,611,822         1,209,776
1.20%                                           17,958,322        10,991,929       19,687,022        12,715,907         3,162,145
1.25%                                                   --                --          778,136(1)             --           164,158(1)
1.25%                                            3,201,801           192,078       64,659,619(2)      2,730,448       101,902,101(2)
1.30%                                           23,879,464           867,626        3,520,499        24,436,316         1,247,208
1.45%                                            5,715,206           236,665        1,855,984         4,737,576           259,772
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          543,694,986       516,489,168      550,624,505       516,836,128       255,423,903
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP            RVS VP            RVS VP
                                                LG CAP            LG CAP            MID CAP           MID CAP           RVS VP
PRICE LEVEL                                       EQ                VAL               GRO               VAL             S&P 500
                                           ----------------------------------------------------------------------------------------
0.55%                                            1,682,453            67,111          267,668         1,405,796         1,022,484
0.75%                                          383,078,107         7,988,250       50,337,335        71,708,924       127,009,750
0.85%                                            1,353,237           880,954        1,461,058        58,370,347         3,379,668
0.95%                                          242,875,710         4,151,907       35,043,074        43,554,546        92,416,270
1.00%                                           23,697,245           925,180        2,983,831         9,445,059        10,643,745
1.05%                                            1,146,745           623,928          866,932        28,849,825         2,723,073
1.10%                                              460,939           168,128          238,872        13,680,743         1,015,060
1.20%                                           10,298,891           788,585        1,887,258         5,225,399         8,187,142
1.25%                                              115,647(1)             --           46,519(1)             --                --
1.25%                                          243,359,068(2)          3,857       58,005,380(2)      1,080,613           204,785
1.30%                                              536,448            73,094          190,656         8,620,999         1,259,314
1.45%                                              136,354            41,111           89,165         1,681,461           498,522
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          908,740,844        15,712,105      151,417,748       243,623,712       248,359,813
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    89

                                               RVS PTNRS          RVS VP            RVS VP           RVS PTNRS           ROYCE
                                               VP SELECT           SHORT            SM CAP           VP SM CAP        MICRO-CAP,
PRICE LEVEL                                       VAL            DURATION             ADV               VAL            INVEST CL
                                           ----------------------------------------------------------------------------------------
0.55%                                             115,087           817,041           213,774         3,486,800           358,092
0.75%                                           9,188,230       120,017,551        38,094,524       148,792,509        16,841,945
0.85%                                             780,099         9,944,757         1,103,662       185,434,840                --
0.95%                                           5,202,632       104,637,226        28,328,518        79,473,640        16,533,516
1.00%                                           1,468,731        12,583,053         3,377,688        23,547,468                --
1.05%                                             660,547         5,824,286           670,966        85,864,522                --
1.10%                                             224,985         1,592,034           186,550        45,242,971                --
1.20%                                             979,573        12,745,424         2,097,833        12,215,670                --
1.25%                                                  --                --                --                --                --
1.25%                                              19,803           451,000            45,551         2,808,456                --
1.30%                                             180,883         2,323,715           146,552        26,141,436                --
1.45%                                              34,608         1,689,482            19,285         4,362,032                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          18,855,178       272,625,569        74,284,903       617,370,344        33,733,553
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 VANK LIT          VANK UIF          VANK UIF
                                               THIRD AVE         COMSTOCK,        GLOBAL REAL      MID CAP GRO,         WANGER
PRICE LEVEL                                       VAL              CL II          EST, CL II           CL II          INTL SM CAP
                                           ----------------------------------------------------------------------------------------
0.55%                                             174,792         3,639,463         1,463,292           139,803         2,932,098
0.75%                                          23,692,180       224,730,312        51,109,027        14,940,479       164,569,744
0.85%                                                  --       151,419,995        42,226,112         4,590,742        56,104,302
0.95%                                          23,615,500       113,380,218        29,813,786         9,199,171       108,613,337
1.00%                                                  --        51,530,672         9,915,671         2,519,064        18,490,604
1.05%                                                  --        68,659,736        20,118,935         2,862,876        29,049,474
1.10%                                                  --        36,822,736        11,264,389         1,240,882        14,102,628
1.20%                                                  --        27,380,899         4,961,076         1,490,208        10,564,991
1.25%                                                  --                --                --                --                --
1.25%                                                  --         2,733,513           798,766           209,559         1,115,374
1.30%                                                  --        21,804,142         6,277,550         1,013,078         9,249,479
1.45%                                                  --         4,555,853         1,084,908           386,854         1,977,899
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          47,482,472       706,657,539       179,033,512        38,592,716       416,769,930
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  WF ADV            WF ADV                              WF ADV
                                                WANGER           VT ASSET           VT INTL           WF ADV           VT SM CAP
PRICE LEVEL                                   U.S. SM CO           ALLOC             CORE             VT OPP              GRO
                                           ----------------------------------------------------------------------------------------
0.55%                                           3,658,527             6,880             4,990           330,838           231,070
0.75%                                         212,646,072        37,313,792         7,326,523        30,772,375        35,670,345
0.85%                                          77,217,463                --                --         2,128,594         5,179,477
0.95%                                         145,261,970        28,980,581         5,537,770        18,130,584        23,652,563
1.00%                                          36,468,937         3,916,681           588,604         4,586,530         3,222,730
1.05%                                          36,284,453                --                --           958,937         3,245,081
1.10%                                          19,101,831                --                --           412,704         1,101,858
1.20%                                          19,504,077         1,996,078           370,428         2,413,939         1,798,604
1.25%                                                  --                --                --                --                --
1.25%                                           1,447,201                --                --            28,520           186,093
1.30%                                          11,391,897                --                --           210,808           968,271
1.45%                                           2,054,387                --                --            85,993           362,881
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         565,036,815        72,214,012        13,828,315        60,059,822        75,618,973
-----------------------------------------------------------------------------------------------------------------------------------





 90    RIVERSOURCE VARIABLE ACCOUNT 10

The following is a summary of net assets at Dec. 31, 2007:

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                      SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   361,021      $    467,840      $    283,999     $      338,269     $         --
0.75%                                          34,691,391       112,675,029        24,311,131         37,416,441               --
0.85%                                                  --         2,806,664                --          3,382,166               --
0.95%                                          29,927,232        57,543,678        23,887,821         22,262,520               --
1.00%                                                  --        20,152,536                --          5,020,245               --
1.05%                                                  --         2,355,683                --          2,721,408               --
1.10%                                                  --           451,468                --          1,356,040               --
1.20%                                                  --         9,479,545                --          2,967,745               --
1.25%                                                  --                --                --                 --               --
1.25%                                                  --            44,484                --            168,035      273,531,059
1.30%                                                  --           464,793                --          1,055,254               --
1.45%                                                  --           147,595                --            178,028               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $64,979,644      $206,589,315      $ 48,482,951     $   76,866,151     $273,531,059
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                                 DYN,            FIN SERV,         FIN SERV,        GLOBAL HLTH        INTL GRO,
PRICE LEVEL                                      SER I             SER I            SER II         CARE, SER II         SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                         $    17,290      $     58,070      $         --     $      130,290     $  2,337,227
0.75%                                           8,910,988         9,802,018                --          6,666,165       75,614,767
0.85%                                                  --                --         1,484,452          2,654,340      110,859,209
0.95%                                           5,295,086         6,105,272                --          4,478,629       37,188,515
1.00%                                             730,119         1,119,382                --            849,953       12,522,957
1.05%                                                  --                --           882,384          1,780,296       51,185,853
1.10%                                                  --                --           249,727            873,025       26,467,459
1.20%                                             387,147           646,357                --            513,202        6,453,367
1.25%                                                  --                --                --                 --               --
1.25%                                                  --                --            69,401             40,925        1,661,394
1.30%                                                  --                --           138,882            431,132       15,389,319
1.45%                                                  --                --           255,843             82,515        2,700,859
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $15,340,630      $ 17,731,099      $  3,080,689     $   18,500,472     $342,380,926
-----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM             AB VPS            AB VPS            AB VPS            AB VPS
                                               VI TECH,        GLOBAL TECH,       GRO & INC,         INTL VAL,        LG CAP GRO,
PRICE LEVEL                                      SER I             CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   237,763      $     82,841      $  1,480,414     $    9,649,626     $         --
0.75%                                          18,538,198         5,572,922       158,107,141        574,499,702               --
0.85%                                                  --         2,083,881         8,658,530        182,516,327        1,597,729
0.95%                                           8,488,293         3,260,500        99,122,534        354,422,071               --
1.00%                                           2,874,135           895,706        20,654,391         87,170,722               --
1.05%                                                  --         1,129,598         4,635,120         92,726,938        1,031,782
1.10%                                                  --           499,159         1,892,303         49,685,327          194,364
1.20%                                           1,505,724           354,197        13,060,854         50,613,923               --
1.25%                                                  --                --                --                 --               --
1.25%                                                  --            57,644           325,447          4,236,760           18,561
1.30%                                                  --           409,482           971,443         31,246,523          124,878
1.45%                                                  --           112,334           365,533          7,219,790           46,312
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $31,644,113      $ 14,458,264      $309,273,710     $1,443,987,709     $  3,013,626
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    91

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
PRICE LEVEL                                      CL I              CL II             CL II             CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    239,353      $    661,494      $  1,546,182      $    223,313      $  1,032,918
0.75%                                          33,490,796        70,968,008        51,294,263        15,869,132        72,472,846
0.85%                                                  --                --        89,162,465         3,396,868                --
0.95%                                          34,184,355        41,674,515        25,718,632         9,691,075        70,926,686
1.00%                                                  --        12,634,587         8,887,731         2,610,089                --
1.05%                                                  --                --        44,061,855         2,075,149                --
1.10%                                                  --                --        23,002,476           637,763                --
1.20%                                                  --         6,981,277         4,739,018         1,704,895                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --         1,735,403            66,698       246,164,784
1.30%                                                  --                --        14,124,491           512,978                --
1.45%                                                  --                --         2,681,218           188,364                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 67,914,504      $132,919,881      $266,953,734      $ 36,976,324      $390,597,234
-----------------------------------------------------------------------------------------------------------------------------------

                                                  AC              CALVERT             COL           COL MARSICO       COL MARSICO
                                                VP VAL,          VS SOCIAL       HI YIELD, VS         GRO, VS        INTL OPP, VS
PRICE LEVEL                                      CL II              BAL              CL B              CL A              CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,282,492      $     23,817      $    856,111      $  6,538,229      $    983,108
0.75%                                         177,152,503        24,999,112        45,361,407       243,304,710        40,777,453
0.85%                                          12,681,847                --         8,862,032       261,545,858        10,191,834
0.95%                                         120,835,997        19,212,088        29,074,006       134,483,655        28,699,840
1.00%                                          29,804,136         3,040,436        11,082,984        37,249,822         5,302,648
1.05%                                           9,961,388                --         6,230,989       125,733,916         7,597,124
1.10%                                           3,613,225                --         1,937,483        65,492,513         4,063,328
1.20%                                          17,960,874         2,159,362         8,157,909        18,562,504         3,062,286
1.25%                                                  --                --                --                --                --
1.25%                                             459,121                --           421,751         4,479,110           734,410
1.30%                                           3,022,672                --         1,907,153        39,931,054         2,911,721
1.45%                                             868,282                --           958,021         7,342,549         1,159,693
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $377,642,537      $ 49,434,815      $114,849,846      $944,663,920      $105,483,445
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS                CS                CS             DREY VIF          DREY VIF
                                               COMMODITY          MID-CAP           SM CAP           INTL EQ,          INTL VAL,
PRICE LEVEL                                     RETURN             CORE             CORE I             SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    767,742      $     40,530      $         --      $         --      $         --
0.75%                                          19,270,531        11,328,870                --                --                --
0.85%                                           4,795,595                --                --         2,870,987         1,573,344
0.95%                                          14,236,275        10,634,458                --                --                --
1.00%                                           3,854,091                --                --                --                --
1.05%                                           2,844,860                --                --         1,996,665           982,318
1.10%                                           2,118,809                --                --           972,257           429,323
1.20%                                           1,939,056                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                             600,432                --       121,104,150           167,151            90,377
1.30%                                           1,183,784                --                --           797,395           331,038
1.45%                                             768,553                --                --           222,734            85,179
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 52,379,728      $ 22,003,858      $121,104,150      $  7,027,189      $  3,491,579
-----------------------------------------------------------------------------------------------------------------------------------




 92    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 EV VT             EG VA             EG VA            FID VIP           FID VIP
                                             FLOATING-RATE      FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
PRICE LEVEL                                       INC          LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  2,206,923      $     56,658     $      922,442    $    8,980,328     $    882,254
0.75%                                         115,528,121        16,467,873         30,230,337       354,555,104      100,080,757
0.85%                                         116,562,151         1,327,329          5,627,789       314,750,616               --
0.95%                                          74,674,347        10,263,203         20,846,192       200,306,386       95,272,477
1.00%                                          19,896,365         1,872,819          9,501,222        54,012,336               --
1.05%                                          69,886,291         1,213,047          3,042,491       153,429,630               --
1.10%                                          33,570,029           325,916          1,539,844        79,929,673               --
1.20%                                          13,557,496         1,261,779          6,236,900        27,532,034               --
1.25%                                                  --                --                 --                --               --
1.25%                                           3,590,920            31,361            147,127         6,164,476               --
1.30%                                          26,968,649           329,829          1,101,356        48,381,847               --
1.45%                                           9,467,084            40,714            262,467        10,693,882               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $485,908,376      $ 33,190,528     $   79,458,167    $1,258,736,312     $196,235,488
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,599,367      $  2,190,205     $    9,043,266    $      146,885     $  1,720,064
0.75%                                         208,895,778       204,250,400        624,081,224        53,013,150      126,879,223
0.85%                                                  --                --        158,952,143                --       11,788,505
0.95%                                         134,009,183       188,834,811        364,709,519        49,919,363       90,991,833
1.00%                                          28,887,625                --        100,960,134                --       17,253,458
1.05%                                                  --                --         75,283,761                --        6,658,930
1.10%                                                  --                --         38,360,166                --        1,903,049
1.20%                                          17,038,617                --         57,297,755                --       12,188,624
1.25%                                                  --                --                 --                --               --
1.25%                                                  --                --          3,237,149                --          449,704
1.30%                                                  --                --         22,827,816                --        1,731,740
1.45%                                                  --                --          5,177,331                --          813,870
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $390,430,570      $395,275,416     $1,459,930,264    $  103,079,398     $272,379,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            FTVIPT
                                             FRANK GLOBAL      FRANK SM CAP      MUTUAL SHARES       TEMP DEV          TEMP FOR
PRICE LEVEL                                 REAL EST, CL 2       VAL, CL 2         SEC, CL 2      MKTS SEC, CL 1       SEC, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,776,574      $  1,390,685     $    1,198,338    $           --     $    539,919
0.75%                                         236,172,321       159,186,290        147,930,075                --       24,341,356
0.85%                                          14,328,051        12,271,958         23,524,296                --               --
0.95%                                         148,663,917       109,848,464        100,828,122                --       24,574,127
1.00%                                          26,536,285        21,054,362         35,326,505                --               --
1.05%                                           6,911,285         6,655,799         17,643,973                --               --
1.10%                                           2,573,492         3,329,475          9,733,734                --               --
1.20%                                          16,285,823        12,376,306         20,545,104                --               --
1.25%                                                  --                --                 --                --               --
1.25%                                             302,159           335,676          1,100,586       197,631,940               --
1.30%                                           2,328,391         2,162,687          7,327,805                --               --
1.45%                                             458,108           631,815          2,312,666                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $456,336,406      $329,243,517     $  367,471,204    $  197,631,940     $ 49,455,402
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    93

                                                GS VIT            GS VIT            GS VIT             JANUS             JANUS
                                             MID CAP VAL,       STRUCTD SM       STRUCTD U.S.      ASPEN GLOBAL       ASPEN INTL
PRICE LEVEL                                      INST          CAP EQ, INST        EQ, INST         TECH, SERV         GRO, SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  5,580,526      $     20,161      $  1,959,575      $     19,369      $    470,830
0.75%                                         382,005,328        10,415,859       213,216,522        14,950,070       136,865,909
0.85%                                                  --                --        10,409,901                --                --
0.95%                                         259,566,117        11,947,390       141,732,473        10,062,024       108,122,084
1.00%                                          48,629,624                --        28,083,014           660,858         4,401,938
1.05%                                                  --                --         4,729,276                --                --
1.10%                                                  --                --         2,500,923                --                --
1.20%                                          30,701,881                --        15,359,660           264,775         3,053,431
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --           535,646                --                --
1.30%                                                  --                --         1,404,409                --                --
1.45%                                                  --                --           539,115                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $726,483,476      $ 22,383,410      $420,470,514      $ 25,957,096      $252,914,192
-----------------------------------------------------------------------------------------------------------------------------------

                                                 JANUS             JANUS            LAZARD           LM PTNRS           MFS INV
                                             ASPEN LG CAP      ASPEN MID CAP      RETIRE INTL       VAR SM CAP        GRO STOCK,
PRICE LEVEL                                    GRO, SERV         GRO, SERV         EQ, SERV          GRO, CL I          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  5,782,551      $     37,898      $  1,495,952      $     66,040      $    249,267
0.75%                                         163,936,885        20,109,542        96,015,195         1,100,631        62,114,964
0.85%                                         270,995,433                --                --           879,387           786,804
0.95%                                          76,409,408        13,031,326        70,015,626           754,038        44,892,676
1.00%                                          26,717,625                --         9,949,966           228,872         7,104,362
1.05%                                         122,604,481                --                --           542,907           772,618
1.10%                                          65,056,628                --                --           185,304           378,143
1.20%                                          13,406,858                --         6,320,591            98,296         3,711,239
1.25%                                                  --                --                --                --                --
1.25%                                           3,893,771                --                --             4,780           176,465
1.30%                                          36,983,194                --                --           126,615           390,218
1.45%                                           6,078,668                --                --            33,755           146,818
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $791,865,502      $ 33,178,766      $183,797,330      $  4,020,625      $120,723,574
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS               MFS             NB AMT          NB AMT SOC
                                               NEW DIS,        TOTAL RETURN,    UTILITIES, SERV        INTL,          RESPONSIVE,
PRICE LEVEL                                     SERV CL           SERV CL             CL               CL S              CL S
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    132,839      $    290,162      $  1,745,452      $  2,270,614      $         --
0.75%                                          42,675,424        44,734,291       176,514,366        69,113,192                --
0.85%                                                  --         8,026,253        25,903,829       103,536,187           762,660
0.95%                                          31,790,080        28,463,452       114,603,589        32,656,409                --
1.00%                                           4,364,690        14,873,800        21,320,972        11,023,989                --
1.05%                                                  --         6,466,445        16,839,524        46,626,668           523,053
1.10%                                                  --         3,581,930         7,393,357        24,750,204           564,111
1.20%                                           3,125,352        11,032,008        17,479,989         5,225,093                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --           759,058           686,672         1,488,369            37,091
1.30%                                                  --         3,169,717         5,042,893        13,889,400           171,325
1.45%                                                  --           999,667         1,697,050         2,468,485            51,012
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 82,088,385      $122,396,783      $389,227,693      $313,048,610      $  2,109,252
-----------------------------------------------------------------------------------------------------------------------------------




 94    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 OPPEN             OPPEN             OPPEN             OPPEN           PIMCO VIT
                                              GLOBAL SEC        MAIN ST SM         STRATEGIC          VAL VA,         ALL ASSET,
PRICE LEVEL                                    VA, SERV        CAP VA, SERV      BOND VA, SERV         SERV           ADVISOR CL
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,777,157      $    952,228     $   11,688,169    $           --     $  5,114,810
0.75%                                          77,382,075        47,938,833        674,292,795                --      180,427,956
0.85%                                           8,387,328         8,364,647        371,069,467         2,055,294      270,646,454
0.95%                                          51,355,240        32,133,695        450,480,494                --       91,880,586
1.00%                                          18,877,700        13,299,934        114,810,084                --       30,165,995
1.05%                                           6,640,172         5,908,122        213,056,617         1,907,157      134,198,652
1.10%                                           2,718,080         3,555,817        102,935,162           825,477       68,699,475
1.20%                                          11,009,814         6,555,126         77,668,550                --       16,389,514
1.25%                                                  --                --                 --                --               --
1.25%                                             467,505           399,955         12,047,499            49,708        5,016,830
1.30%                                           2,009,191         2,187,432         80,998,080           468,057       44,099,268
1.45%                                             946,631           519,999         22,091,527           417,403        8,610,440
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $181,570,893      $121,815,788     $2,131,138,444    $    5,723,096     $855,249,980
-----------------------------------------------------------------------------------------------------------------------------------

                                                PIONEER           PIONEER         PUT VT HLTH         PUT VT            PUT VT
                                              EQ INC VCT,        INTL VAL          SCIENCES,         INTL EQ,        INTL NEW OPP,
PRICE LEVEL                                      CL II          VCT, CL II           CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                        $     77,736      $      2,049     $       74,148    $      122,784     $    138,779
0.75%                                          32,406,528         4,561,179         21,724,428        51,585,040       48,065,872
0.85%                                                  --                --                 --                --               --
0.95%                                          22,256,218         2,707,218         12,007,983        32,404,713       40,894,892
1.00%                                           5,381,325           456,291          3,846,844         6,467,471               --
1.05%                                                  --                --                 --                --               --
1.10%                                                  --                --                 --                --               --
1.20%                                           2,710,293           338,201          1,810,118         4,094,059               --
1.25%                                                  --                --                 --                --               --
1.25%                                                  --                --                 --                --               --
1.30%                                                  --                --                 --                --               --
1.45%                                                  --                --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 62,832,100      $  8,064,938     $   39,463,521    $   94,674,067     $ 89,099,543
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT                              RVS VP            RVS VP
                                               NEW OPP,           VISTA,            RVS VP             CASH              CORE
PRICE LEVEL                                      CL IA             CL IB              BAL              MGMT              BOND
                                           ----------------------------------------------------------------------------------------
0.55%                                        $         --      $    412,421     $      469,099    $   14,421,019     $    437,304
0.75%                                                  --        36,886,677        108,159,459       344,562,719       35,242,555
0.85%                                                  --                --          3,726,611        64,449,806        3,317,440
0.95%                                                  --        28,517,109         92,749,062       293,690,840       32,709,352
1.00%                                                  --         1,037,896          6,858,151        42,694,128        5,276,947
1.05%                                                  --                --          3,535,599        69,988,928        3,805,424
1.10%                                                  --                --          1,565,482        22,994,264          852,347
1.20%                                                  --           595,901          5,393,367        36,169,881        5,723,486
1.25%                                                  --                --            199,992(1)      6,785,480(1)            --
1.25%                                         153,099,942                --        175,582,218(2)     70,227,467(2)       128,606
1.30%                                                  --                --          1,050,988        26,616,984          868,073
1.45%                                                  --                --            698,304        16,563,709          500,717
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $153,099,942      $ 67,450,004     $  399,988,332    $1,009,165,225     $ 88,862,251
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    95

                                                 RVS             RVS            THDL        RVS PTNRS VP       RVS VP
                                               VP DIV          VP DIV          VP EMER       FUNDAMENTAL       GLOBAL
PRICE LEVEL                                     BOND           EQ INC           MKTS             VAL            BOND
                                           ------------------------------------------------------------------------------
0.55%                                      $   13,596,009  $   18,276,552   $  5,772,645    $  4,034,869   $    4,872,543
0.75%                                         842,142,271   1,090,461,337    251,812,349     131,532,803      314,761,669
0.85%                                         643,271,804     362,853,524    132,643,658     199,607,161      224,806,716
0.95%                                         563,983,825     696,129,128    139,833,945      62,158,825      214,665,410
1.00%                                         125,003,273     135,262,824     34,738,541      20,799,153       45,980,435
1.05%                                         363,369,069     168,630,705     58,337,258      92,404,700      125,055,954
1.10%                                         178,201,989      86,122,440     30,867,175      48,721,872       61,189,359
1.20%                                          82,101,483      83,625,545     19,151,483      10,706,845       32,456,042
1.25%                                          17,062,537(1)           --             --              --        6,229,048(1)
1.25%                                         143,955,430(2)    7,148,039      2,073,972       3,068,604       49,144,909(2)
1.30%                                         130,391,544      50,938,829     17,214,590      28,314,150       43,790,170
1.45%                                          31,252,486      10,895,761      3,043,745       4,851,895       10,395,978
-------------------------------------------------------------------------------------------------------------------------
Total                                      $3,134,331,720  $2,710,344,684   $695,489,361    $606,200,877   $1,133,348,233
-------------------------------------------------------------------------------------------------------------------------

                                            RVS VP GLOBAL                      RVS VP                           THDL
                                              INFLATION        RVS VP         HI YIELD         RVS VP            VP
PRICE LEVEL                                   PROT SEC           GRO            BOND           INC OPP        INTL OPP
                                           ------------------------------------------------------------------------------
0.55%                                      $    3,075,054  $    2,837,997   $  2,265,189    $  3,044,610   $    1,670,984
0.75%                                         166,377,294     213,360,230    304,084,418     135,687,450       94,932,221
0.85%                                         138,679,949       5,228,537     18,416,263     165,296,563        4,580,506
0.95%                                          99,489,136     137,622,289    255,760,878      76,287,847       72,926,905
1.00%                                          29,781,682      24,574,695     30,549,314      23,815,720       10,345,995
1.05%                                          75,628,211       4,319,813     12,968,808      82,386,904        4,174,146
1.10%                                          36,797,756       1,619,677      3,680,254      41,851,339        1,585,275
1.20%                                          19,968,308      12,969,223     28,576,403      14,582,081        6,072,807
1.25%                                                  --              --        841,929(1)           --          214,619(1)
1.25%                                           3,517,954         221,733    100,227,066(2)    2,952,790      172,243,378(2)
1.30%                                          26,218,168       1,000,830      3,806,333      26,407,249        1,629,356
1.45%                                           6,260,570         272,376      2,002,100       5,108,210          338,594
-------------------------------------------------------------------------------------------------------------------------
Total                                      $  605,794,082  $  404,027,400   $763,178,955    $577,420,763   $  370,714,786
-------------------------------------------------------------------------------------------------------------------------

                                               RVS VP          RVS VP          RVS VP          RVS VP
                                               LG CAP          LG CAP          MID CAP         MID CAP         RVS VP
PRICE LEVEL                                      EQ              VAL             GRO             VAL           S&P 500
                                           ------------------------------------------------------------------------------
0.55%                                      $    1,670,056  $      267,165   $    378,424    $  2,115,415   $    1,076,576
0.75%                                         375,337,203      10,608,162     69,305,282     106,959,860      132,855,603
0.85%                                           1,593,137       1,012,125      1,734,035      69,815,100        4,023,483
0.95%                                         234,844,310       5,486,323     47,592,275      64,645,681       95,302,304
1.00%                                          28,987,636       1,216,454      4,174,882      13,996,571       14,383,459
1.05%                                           1,345,959         714,670      1,025,783      34,413,204        3,252,147
1.10%                                             540,600         192,428        300,191      16,300,563        1,203,846
1.20%                                          13,525,635       1,028,633      2,638,693       7,699,141       10,934,486
1.25%                                             135,324(1)           --         54,877(1)           --               --
1.25%                                         385,377,990(2)        4,490     63,030,016(2)    1,284,525          242,328
1.30%                                             627,256          83,409        224,752      10,240,862        1,488,999
1.45%                                             159,071          46,805        104,865       1,992,936          588,115
-------------------------------------------------------------------------------------------------------------------------
Total                                      $1,044,144,177  $   20,660,664   $190,564,075    $329,463,858   $  265,351,346
-------------------------------------------------------------------------------------------------------------------------





 96    RIVERSOURCE VARIABLE ACCOUNT 10

                                               RVS PTNRS          RVS VP            RVS VP           RVS PTNRS           ROYCE
                                               VP SELECT           SHORT            SM CAP           VP SM CAP        MICRO-CAP,
PRICE LEVEL                                       VAL            DURATION             ADV               VAL            INVEST CL
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    384,249      $  1,094,343      $    363,768      $  6,344,216      $  1,263,876
0.75%                                          12,456,265       157,921,048        64,269,683       268,332,330        58,463,430
0.85%                                             905,135        10,714,428         1,151,078       196,587,879                --
0.95%                                           7,010,265       135,274,766        46,863,624       141,618,558        56,685,019
1.00%                                           1,971,417        14,172,838         5,379,685        39,580,010                --
1.05%                                             764,104         6,255,901           697,668        90,751,010                --
1.10%                                             260,059         1,708,742           193,829        47,782,806                --
1.20%                                           1,304,409        14,201,094         3,314,188        20,310,825                --
1.25%                                                  --                --                --                --                --
1.25%                                              22,837           482,959            47,220         2,959,398                --
1.30%                                             208,447         2,486,501           151,807        27,525,052                --
1.45%                                              39,791         1,803,675            19,931         4,582,448                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 25,326,978      $346,116,295      $122,452,481      $846,374,532      $116,412,325
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 VANK LIT          VANK UIF          VANK UIF
                                               THIRD AVE         COMSTOCK,        GLOBAL REAL         MID CAP           WANGER
PRICE LEVEL                                       VAL              CL II          EST, CL II        GRO, CL II        INTL SM CAP
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    576,030      $  4,871,367      $  1,634,222      $    168,811      $  7,824,814
0.75%                                          74,555,820       298,478,974        56,922,851        17,980,380       432,150,726
0.85%                                                  --       166,385,699        49,247,946         6,034,350        80,295,668
0.95%                                          72,961,234       149,397,974        33,162,188        11,033,775       280,619,338
1.00%                                                  --        67,751,306        10,990,782         3,018,940        57,616,030
1.05%                                                  --        75,205,922        23,404,430         3,751,685        41,449,460
1.10%                                                  --        40,303,863        13,087,910         1,624,826        20,107,171
1.20%                                                  --        35,732,595         5,480,493         1,779,896        32,534,658
1.25%                                                  --                --                --                --                --
1.25%                                                  --         2,985,048           925,938           273,778         1,586,606
1.30%                                                  --        23,792,455         7,271,497         1,322,496        13,147,283
1.45%                                                  --         4,959,976         1,253,812           503,879         2,804,986
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $148,093,084      $869,865,179      $203,382,069      $ 47,492,816      $970,136,740
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  WF ADV            WF ADV                              WF ADV
                                                WANGER           VT ASSET           VT INTL           WF ADV             VT SM
PRICE LEVEL                                   U.S. SM CO           ALLOC             CORE             VT OPP            CAP GRO
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  7,359,726      $      9,523      $      7,219      $    482,972      $    312,701
0.75%                                         420,669,697        51,110,924        10,482,158        44,364,505        47,628,829
0.85%                                          87,189,920                --                --         2,509,871         6,693,704
0.95%                                         282,938,258        39,180,760         7,819,364        25,814,830        31,183,120
1.00%                                          63,198,785         5,564,872           972,279         6,802,119         4,911,175
1.05%                                          40,870,150                --                --         1,127,298         4,180,887
1.10%                                          21,487,073                --                --           484,854         1,418,555
1.20%                                          33,419,351         2,802,635           604,685         3,537,971         2,708,525
1.25%                                                  --                --                --                --                --
1.25%                                           1,624,187                --                --            33,431           239,032
1.30%                                          12,775,514                --                --           246,911         1,242,742
1.45%                                           2,298,625                --                --           100,492           464,683
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $973,831,286      $ 98,668,714      $ 19,885,705      $ 85,505,254      $100,983,953
-----------------------------------------------------------------------------------------------------------------------------------




   (1) Applicable to RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access products only.
   (2) Applicable to FPA product only.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    97

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2007 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2007        57,018             $1.16  to  $1.13        $64,980          --       0.55%      to 0.95%   11.40%     to  10.95%
2006        72,809             $1.05  to  $1.02        $74,671       0.05%       0.55%      to 0.95%    5.72%     to   5.30%
2005        80,703             $0.99  to  $0.96        $78,514       0.06%       0.55%      to 0.95%    8.24%     to   7.81%
2004        86,822             $0.91  to  $0.89        $78,248          --       0.55%      to 0.95%    6.04%     to   5.62%
2003        89,596             $0.86  to  $0.85        $76,360          --       0.55%      to 0.95%   28.36%     to  28.79%
---------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2007        165,546            $1.26  to  $1.19       $206,589          --       0.55%      to 1.45%   11.12%     to  10.12%
2006        198,366            $1.14  to  $1.08       $223,712          --       0.55%      to 1.45%    5.48%     to   8.06%(11)
2005        236,683            $1.08  to  $1.12       $254,026          --       0.55%      to 1.20%    7.98%     to   7.29%
2004        69,240             $1.00  to  $1.04        $68,891          --       0.55%      to 1.20%    5.75%     to   5.07%
2003        34,679             $0.94  to  $0.99        $32,607          --       0.55%      to 1.20%   28.77%     to  26.92%
---------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2007        23,478             $2.12  to  $2.05        $48,483          --       0.55%      to 0.95%   10.23%     to   9.79%
2006        28,272             $1.92  to  $1.86        $53,160          --       0.55%      to 0.95%   15.88%     to  15.42%
2005        32,971             $1.66  to  $1.62        $53,665          --       0.55%      to 0.95%    9.01%     to   8.57%
2004        38,648             $1.52  to  $1.49        $57,869          --       0.55%      to 0.95%   14.87%     to  14.41%
2003        41,077             $1.32  to  $1.30        $53,706          --       0.55%      to 0.95%   34.69%     to  34.02%
---------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2007        49,607             $1.63  to  $1.20        $76,866          --       0.55%      to 1.45%    9.94%     to   8.95%
2006        48,026             $1.48  to  $1.10        $69,832          --       0.55%      to 1.45%   15.62%     to   9.49%(11)
2005        42,661             $1.28  to  $1.32        $54,342          --       0.55%      to 1.20%    8.67%     to   7.97%
2004        36,244             $1.18  to  $1.22        $42,616          --       0.55%      to 1.20%   14.64%     to  13.89%
2003        20,527             $1.03  to  $1.07        $21,116          --       0.55%      to 1.20%   33.77%     to  33.75%
---------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2007        128,470            $2.11  to  $2.11       $273,531       0.92%       1.25%      to 1.25%    6.77%     to   6.77%
2006        199,591            $1.98  to  $1.98       $396,958       0.49%       1.25%      to 1.25%   15.26%     to  15.26%
2005        281,112            $1.72  to  $1.72       $484,439       1.38%       1.25%      to 1.25%    4.01%     to   4.01%
2004        351,566            $1.65  to  $1.65       $582,105       0.96%       1.25%      to 1.25%    7.62%     to   7.62%
2003        385,662            $1.53  to  $1.53       $593,291       1.01%       1.25%      to 1.25%   22.40%     to  22.40%
---------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2007        10,864             $1.43  to  $1.51        $15,341          --       0.55%      to 1.20%   11.57%     to  10.84%
2006        12,477             $1.28  to  $1.36        $15,850          --       0.55%      to 1.20%   15.48%     to  14.73%
2005        14,869             $1.11  to  $1.19        $16,410          --       0.55%      to 1.20%   10.12%     to   9.40%
2004        17,584             $1.01  to  $1.08        $17,670          --       0.55%      to 1.20%   12.72%     to  11.99%
2003        19,140             $0.89  to  $0.97        $17,089          --       0.55%      to 1.20%   36.92%     to  36.62%
---------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2007        16,657             $1.08  to  $1.10        $17,731       1.48%       0.55%      to 1.20%  (22.65%)    to (23.15%)
2006        21,798             $1.39  to  $1.43        $30,102       1.72%       0.55%      to 1.20%   15.81%     to  15.06%
2005        19,311             $1.20  to  $1.25        $23,108       1.42%       0.55%      to 1.20%    5.33%     to   4.65%
2004        19,444             $1.14  to  $1.19        $22,147       0.80%       0.55%      to 1.20%    8.08%     to   7.38%
2003        15,907             $1.06  to  $1.11        $16,818       0.64%       0.55%      to 1.20%   29.27%     to  27.59%
---------------------------------------------------------------------------------------------------------------------------

 98    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER II
2007        3,427              $0.90  to  $0.89         $3,081       2.20%       0.85%      to 1.45%  (23.06%)    to (23.52%)
2006        1,364              $1.17  to  $1.17         $1,596       6.35%       0.85%      to 1.45%   16.10%(11) to  15.74%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE, SER II
2007        16,065             $1.14  to  $1.19        $18,500          --       0.55%      to 1.45%   10.90%     to   9.90%
2006        87,789             $1.03  to  $1.08        $91,682          --       0.55%      to 1.45%    3.11%(10) to   8.12%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2007        234,064            $1.58  to  $1.39       $342,381       0.86%       0.55%      to 1.45%   13.82%     to  12.79%
2006        5,226              $1.39  to  $1.23         $7,023       1.97%       0.55%      to 1.45%   27.18%     to  22.52%(11)
2005        247                $1.09  to  $1.09           $269       4.53%       0.55%      to 1.20%    8.28%(8)  to   8.17%(8)
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2007        36,520             $0.86  to  $0.98        $31,644          --       0.55%      to 1.20%    7.11%     to   6.41%
2006        43,391             $0.81  to  $0.92        $35,223          --       0.55%      to 1.20%    9.88%     to   9.17%
2005        54,315             $0.73  to  $0.84        $40,261          --       0.55%      to 1.20%    1.61%     to   0.96%
2004        25,352             $0.72  to  $0.83        $18,466          --       0.55%      to 1.20%    4.06%     to   3.38%
2003        14,615             $0.69  to  $0.80        $10,252          --       0.55%      to 1.20%   43.75%     to  42.86%
---------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2007        10,650             $1.36  to  $1.36        $14,458          --       0.55%      to 1.45%   19.23%     to  18.16%
2006        33,897             $1.14  to  $1.15        $38,748          --       0.55%      to 1.45%    7.79%     to  14.78%(11)
2005        3,446              $1.06  to  $1.06         $3,648          --       0.55%      to 1.20%    5.87%(8)  to   5.76%(8)
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2007        229,216            $1.37  to  $1.21       $309,274       1.21%       0.55%      to 1.45%    4.28%     to   3.34%
2006        255,691            $1.31  to  $1.17       $333,791       1.18%       0.55%      to 1.45%   16.34%     to  16.48%(11)
2005        277,477            $1.13  to  $1.20       $312,799       1.25%       0.55%      to 1.20%    4.02%     to   3.35%
2004        229,828            $1.09  to  $1.16       $249,752       0.71%       0.55%      to 1.20%   10.61%     to   9.90%
2003        154,064            $0.98  to  $1.05       $151,663       0.79%       0.55%      to 1.20%   30.67%     to  29.63%
---------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2007        690,850            $2.68  to  $1.29     $1,443,988       0.99%       0.55%      to 1.45%    5.00%     to   4.05%
2006        453,282            $2.55  to  $1.24     $1,057,187       1.25%       0.55%      to 1.45%   34.38%     to  23.04%(11)
2005        292,660            $1.90  to  $1.92       $551,186       0.47%       0.55%      to 1.20%   15.88%     to  15.13%
2004        135,770            $1.64  to  $1.67       $221,322       0.41%       0.55%      to 1.20%   24.21%     to  23.40%
2003        68,730             $1.32  to  $1.35        $90,422       0.27%       0.55%      to 1.20%   43.48%     to  42.11%
---------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2007        2,447              $1.23  to  $1.22         $3,014          --       0.85%      to 1.45%   12.65%     to  11.97%
2006        667                $1.10  to  $1.09           $730          --       0.85%      to 1.45%    8.99%(11) to   8.66%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

                                          RIVERSOURCE VARIABLE ACCOUNT 10    99

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2007        45,040             $1.54  to  $1.49        $67,915       0.69%       0.55%      to 0.95%   17.41%     to  16.93%
2006        51,286             $1.32  to  $1.28        $66,174       1.64%       0.55%      to 0.95%   24.34%     to  23.85%
2005        58,674             $1.06  to  $1.03        $61,060       1.15%       0.55%      to 0.95%   12.63%     to  12.19%
2004        59,554             $0.94  to  $0.92        $55,192       0.54%       0.55%      to 0.95%   14.29%     to  13.84%
2003        57,923             $0.82  to  $0.81        $47,110       0.73%       0.55%      to 0.95%   24.24%     to  22.73%
---------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2007        77,918             $1.70  to  $1.90       $132,920       0.54%       0.55%      to 1.20%   17.27%     to  16.51%
2006        84,429             $1.45  to  $1.63       $123,392       1.41%       0.55%      to 1.20%   24.06%     to  23.26%
2005        82,367             $1.17  to  $1.32        $97,265       0.91%       0.55%      to 1.20%   12.49%     to  11.76%
2004        63,756             $1.04  to  $1.18        $66,949       0.34%       0.55%      to 1.20%   14.14%     to  13.41%
2003        40,971             $0.91  to  $1.04        $37,680       0.48%       0.55%      to 1.20%   22.97%     to  22.35%
---------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2007        258,311            $0.90  to  $1.11       $266,954       1.22%       0.55%      to 1.45%  (10.10%)(15)to  (3.84%)
2006        2,743              $1.16  to  $1.16         $3,176       2.31%       0.85%      to 1.45%   15.32%(11) to  14.97%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2007        30,854             $1.20  to  $1.24        $36,976          --       0.55%      to 1.45%   20.18%     to  19.09%
2006        202,331            $1.00  to  $1.04       $203,885          --       0.55%      to 1.45%   (3.92%)    to   3.52%(11)
2005        18,578             $1.04  to  $1.04        $19,240          --       0.55%      to 1.20%    3.73%(8)  to   3.62%(8)
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2007        177,323            $1.79  to  $2.58       $390,597       1.76%       0.55%      to 1.25%   (5.66%)    to  (6.32%)
2006        258,018            $1.89  to  $2.75       $627,151       1.48%       0.55%      to 1.25%   18.00%     to  17.18%
2005        341,956            $1.61  to  $2.35       $722,148       0.87%       0.55%      to 1.25%    4.46%     to   3.73%
2004        348,194            $1.54  to  $2.27       $713,848       0.97%       0.55%      to 1.25%   13.71%     to  12.92%
2003        324,528            $1.35  to  $2.01       $587,978       1.05%       0.55%      to 1.25%   27.36%     to  27.22%
---------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2007        262,020            $1.51  to  $1.08       $377,643       1.42%       0.55%      to 1.45%   (5.83%)    to  (6.68%)
2006        279,304            $1.61  to  $1.16       $437,608       1.20%       0.55%      to 1.45%   17.82%     to  15.39%(11)
2005        281,618            $1.36  to  $1.32       $378,826       0.64%       0.55%      to 1.20%    4.28%     to   3.61%
2004        210,265            $1.31  to  $1.27       $272,314       0.73%       0.55%      to 1.20%   13.55%     to  12.81%
2003        141,163            $1.15  to  $1.13       $161,583       0.78%       0.55%      to 1.20%   27.78%     to  26.97%
---------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2007        43,038             $1.16  to  $1.26        $49,435       2.28%       0.55%      to 1.20%    2.19%     to   1.53%
2006        49,741             $1.13  to  $1.24        $56,142       2.32%       0.55%      to 1.20%    8.18%     to   7.48%
2005        48,625             $1.05  to  $1.16        $50,853       1.93%       0.55%      to 1.20%    5.07%     to   4.39%
2004        42,435             $1.00  to  $1.11        $42,296       1.96%       0.55%      to 1.20%    7.66%     to   6.97%
2003        31,464             $0.93  to  $1.04        $29,107       2.40%       0.55%      to 1.20%   19.23%     to  18.18%
---------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2007        106,093            $1.09  to  $1.08       $114,850       5.23%       0.55%      to 1.45%    1.14%     to   0.23%
2006        106,859            $1.07  to  $1.08       $114,552       3.44%       0.55%      to 1.45%    7.36%(9)  to   8.13%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

 100    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
2007        766,013            $1.20  to  $1.26       $944,664       0.07%       0.55%      to 1.45%   16.83%     to  15.78%
2006        317,946            $1.02  to  $1.09       $331,754          --       0.55%      to 1.45%    2.95%(10) to   8.65%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2007        80,923             $1.27  to  $1.42       $105,483       0.17%       0.55%      to 1.45%   19.02%     to  17.94%
2006        153,627            $1.07  to  $1.20       $169,998       0.53%       0.55%      to 1.45%    6.74%(10) to  19.72%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2007        45,930             $1.13  to  $1.17        $52,380       4.11%       0.55%      to 1.45%   16.68%     to  15.63%
2006        139,243            $0.97  to  $1.01       $137,218       4.43%       0.55%      to 1.45%   (4.10%)(10)to   0.65%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

CS MID-CAP CORE
2007        15,558             $1.45  to  $1.40        $22,004          --       0.55%      to 0.95%   11.07%     to  10.62%
2006        19,843             $1.30  to  $1.27        $25,343          --       0.55%      to 0.95%    1.34%     to   0.93%
2005        25,218             $1.29  to  $1.26        $31,881          --       0.55%      to 0.95%    6.39%     to   5.97%
2004        30,758             $1.21  to  $1.18        $36,657          --       0.55%      to 0.95%   12.50%     to  12.05%
2003        34,940             $1.08  to  $1.06        $37,126          --       0.55%      to 0.95%   44.00%     to  43.24%
---------------------------------------------------------------------------------------------------------------------------

CS SM CAP CORE I
2007        88,084             $1.37  to  $1.37       $121,104          --       1.25%      to 1.25%   (2.07%)    to  (2.07%)
2006        148,638            $1.40  to  $1.40       $208,262          --       1.25%      to 1.25%    3.47%     to   3.47%
2005        226,170            $1.35  to  $1.35       $305,959          --       1.25%      to 1.25%   (3.88%)    to  (3.88%)
2004        295,070            $1.40  to  $1.40       $415,056          --       1.25%      to 1.25%    9.49%     to   9.49%
2003        313,370            $1.28  to  $1.28       $402,465          --       1.25%      to 1.25%   47.13%     to  47.13%
---------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2007        5,140              $1.37  to  $1.36         $7,027       1.08%       0.85%      to 1.45%   15.85%     to  15.15%
2006        1,560              $1.18  to  $1.18         $1,845          --       0.85%      to 1.45%   18.06%(11)     17.70%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2007        2,931              $1.19  to  $1.18         $3,492       1.00%       0.85%      to 1.45%    3.04%     to   2.42%
2006        1,167              $1.16  to  $1.16         $1,351          --       0.85%      to 1.45%   15.81%(11)     15.45%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2007        469,434            $1.04  to  $1.03       $485,908       6.25%       0.55%      to 1.45%    1.08%     to   0.16%
2006        298,230            $1.03  to  $1.02       $306,684       6.14%       0.55%      to 1.45%    3.18%(10) to   2.50%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------


                                         RIVERSOURCE VARIABLE ACCOUNT 10    101

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2007        27,463             $1.22  to  $1.19        $33,191       0.87%       0.55%      to 1.45%    7.42%     to   6.45%
2006        28,846             $1.13  to  $1.12        $32,620       0.98%       0.55%      to 1.45%   11.78%     to  11.31%(11)
2005        30,155             $1.01  to  $1.10        $30,645       0.82%       0.55%      to 1.20%    8.15%     to   7.45%
2004        23,448             $0.94  to  $1.02        $22,145       1.06%       0.55%      to 1.20%    8.33%     to   7.63%
2003        18,707             $0.86  to  $0.95        $16,343       6.60%       0.55%      to 1.20%    3.61%(4)  to   4.40%(4)
---------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2007        46,006             $1.84  to  $1.32        $79,458       2.23%       0.55%      to 1.45%   14.09%     to  13.07%
2006        45,619             $1.62  to  $1.17        $71,677       3.71%       0.55%      to 1.45%   22.21%     to  16.75%(11)
2005        33,531             $1.32  to  $1.31        $44,080       3.25%       0.55%      to 1.20%   15.04%     to  14.30%
2004        8,450              $1.15  to  $1.14         $9,684       2.51%       0.55%      to 1.20%   16.83%(5)  to  16.14%(5)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2007        1,018,249          $1.21  to  $1.27     $1,258,736       0.89%       0.55%      to 1.45%   16.66%     to  15.61%
2006        622,501            $1.03  to  $1.09       $654,611       1.75%       0.55%      to 1.45%    3.50%(10) to   8.94%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2007        154,280            $1.30  to  $1.26       $196,235       1.66%       0.55%      to 0.95%   11.38%     to  10.94%
2006        182,343            $1.17  to  $1.14       $209,031       0.85%       0.55%      to 0.95%   12.39%     to  11.95%
2005        216,583            $1.04  to  $1.01       $221,496       1.50%       0.55%      to 0.95%    6.94%     to   6.51%
2004        251,135            $0.97  to  $0.95       $241,008       0.79%       0.55%      to 0.95%    5.18%     to   4.76%
2003        245,972            $0.92  to  $0.91       $225,087       1.06%       0.55%      to 0.95%   22.67%     to  22.97%
---------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2007        278,465            $1.42  to  $1.42       $390,431       1.39%       0.55%      to 1.20%   11.24%     to  10.52%
2006        329,942            $1.28  to  $1.28       $417,155       0.71%       0.55%      to 1.20%   12.24%     to  11.51%
2005        358,054            $1.14  to  $1.15       $404,610       1.30%       0.55%      to 1.20%    6.81%     to   6.12%
2004        353,479            $1.06  to  $1.09       $375,117       0.64%       0.55%      to 1.20%    4.95%     to   4.27%
2003        228,596            $1.01  to  $1.04       $231,686       0.66%       0.55%      to 1.20%   21.69%     to  22.35%
---------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2007        109,849            $3.68  to  $3.56       $395,275       0.72%       0.55%      to 0.95%   14.85%     to  14.39%
2006        131,594            $3.20  to  $3.11       $413,296       0.26%       0.55%      to 0.95%   11.97%     to  11.53%
2005        144,212            $2.86  to  $2.79       $405,434       1.62%       0.55%      to 0.95%   17.56%     to  17.09%
2004        147,113            $2.43  to  $2.38       $352,910          --       0.55%      to 0.95%   24.09%     to  23.59%
2003        138,655            $1.96  to  $1.93       $268,769       0.31%       0.55%      to 0.95%   38.03%     to  37.86%
---------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2007        738,939            $2.39  to  $1.24     $1,459,930       0.49%       0.55%      to 1.45%   14.70%     to  13.67%
2006        624,914            $2.08  to  $1.09     $1,208,847       0.16%       0.55%      to 1.45%   11.79%     to   8.10%(11)
2005        496,239            $1.86  to  $1.76       $908,519       1.41%       0.55%      to 1.20%   17.37%     to  16.61%
2004        356,492            $1.59  to  $1.51       $558,130          --       0.55%      to 1.20%   23.97%     to  23.17%
2003        207,277            $1.28  to  $1.23       $262,748       0.18%       0.55%      to 1.20%   37.63%     to  36.67%
---------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2007        66,055             $1.59  to  $1.54       $103,079       3.12%       0.55%      to 0.95%   16.56%     to  16.09%
2007        76,349             $1.37  to  $1.33       $102,498       0.78%       0.55%      to 0.95%   17.30%     to  16.84%
2005        81,957             $1.16  to  $1.14        $93,982       0.57%       0.55%      to 0.95%   18.32%     to  17.85%
2004        86,132             $0.98  to  $0.96        $83,695       0.96%       0.55%      to 0.95%   12.86%     to  12.41%
2003        66,234             $0.87  to  $0.86        $57,249       0.74%       0.55%      to 0.95%   42.62%     to  43.33%
---------------------------------------------------------------------------------------------------------------------------

 102    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2007        146,997            $1.93  to  $1.34       $272,379       2.91%       0.55%      to 1.45%   16.41%     to  15.36%
2006        151,362            $1.66  to  $1.16       $248,078       0.65%       0.55%      to 1.45%   17.13%     to  15.34%(11)
2005        136,453            $1.42  to  $1.53       $193,596       0.49%       0.55%      to 1.20%   18.13%     to  17.37%
2004        122,929            $1.20  to  $1.31       $147,870       0.73%       0.55%      to 1.20%   12.68%     to  11.95%
2003        58,124             $1.06  to  $1.17        $62,227       0.34%       0.55%      to 1.20%   41.33%     to  40.96%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2007        204,660            $2.58  to  $0.94       $456,336       2.45%       0.55%      to 1.45%  (21.30%)    to (22.01%)
2006        257,421            $3.27  to  $1.20       $773,536       2.06%       0.55%      to 1.45%   19.92%     to  19.66%(11)
2005        266,642            $2.73  to  $1.97       $690,004       1.39%       0.55%      to 1.20%   12.85%     to  12.12%
2004        230,881            $2.42  to  $1.76       $533,004       1.86%       0.55%      to 1.20%   31.08%     to  30.23%
2003        166,493            $1.85  to  $1.35       $296,754       2.44%       0.55%      to 1.20%   35.04%     to  33.66%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2007        157,429            $2.42  to  $1.05       $329,244       0.65%       0.55%      to 1.45%   (2.92%)    to  (3.79%)
2006        166,830            $2.49  to  $1.09       $380,878       0.64%       0.55%      to 1.45%   16.34%     to   7.75%(11)
2005        156,167            $2.14  to  $1.57       $316,893       0.75%       0.55%      to 1.20%    8.17%     to   7.47%
2004        118,566            $1.98  to  $1.46       $224,252       0.18%       0.55%      to 1.20%   23.07%     to  22.27%
2003        87,363             $1.61  to  $1.20       $135,426       0.21%       0.55%      to 1.20%   31.97%     to  30.43%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2007        248,867            $1.57  to  $1.17       $367,471       1.44%       0.55%      to 1.45%    2.91%     to   1.98%
2006        207,209            $1.53  to  $1.15       $309,114       1.28%       0.55%      to 1.45%   17.73%     to  13.33%(11)
2005        151,140            $1.30  to  $1.34       $196,107       0.87%       0.55%      to 1.20%    9.95%     to   9.24%
2004        99,871             $1.18  to  $1.22       $118,373       0.76%       0.55%      to 1.20%   12.02%     to  11.29%
2003        58,929             $1.05  to  $1.10        $62,601       0.96%       0.55%      to 1.20%   23.53%     to  23.60%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 1
2007        110,251            $1.79  to  $1.79       $197,632       2.56%       1.25%      to 1.25%   27.47%     to  27.47%
2006        179,403            $1.40  to  $1.40       $252,258       1.27%       1.25%      to 1.25%   26.84%     to  26.84%
2005        254,244            $1.10  to  $1.10       $281,629       1.43%       1.25%      to 1.25%   26.18%     to  26.18%
2004        274,586            $0.88  to  $0.88       $240,781       1.92%       1.25%      to 1.25%   23.28%     to  23.28%
2003        272,504            $0.71  to  $0.71       $193,809       1.36%       1.25%      to 1.25%   51.06%     to  51.06%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2007        25,304             $1.98  to  $1.94        $49,455       1.98%       0.55%      to 0.95%   14.82%     to  14.36%
2006        30,344             $1.73  to  $1.69        $51,831       1.25%       0.55%      to 0.95%   20.78%     to  20.30%
2005        36,373             $1.43  to  $1.41        $51,495       1.18%       0.55%      to 0.95%    9.57%     to   9.13%
2004        31,651             $1.30  to  $1.29        $41,042       1.04%       0.55%      to 0.95%   17.88%     to  17.41%
2003        24,004             $1.11  to  $1.10        $26,415       1.67%       0.55%      to 0.95%   32.14%     to  30.95%
---------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2007        278,223            $2.78  to  $1.96       $726,483       0.70%       0.55%      to 1.20%    2.63%     to   1.97%
2006        327,755            $2.71  to  $1.92       $835,018       0.90%       0.55%      to 1.20%   15.53%     to  14.78%
2005        345,787            $2.34  to  $1.68       $765,494       0.70%       0.55%      to 1.20%   12.21%     to  11.48%
2004        226,018            $2.09  to  $1.50       $451,843       0.70%       0.55%      to 1.20%   25.19%     to  24.38%
2003        162,339            $1.67  to  $1.21       $261,988       1.08%       0.55%      to 1.20%   27.48%     to  27.37%
---------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2007        13,830             $1.66  to  $1.60        $22,383       0.31%       0.55%      to 0.95%  (16.94%)    to (17.28%)
2006        19,072             $2.00  to  $1.94        $37,272       0.61%       0.55%      to 0.95%   11.66%     to  11.21%
2005        23,432             $1.79  to  $1.74        $41,091       0.23%       0.55%      to 0.95%    5.49%     to   5.07%
2004        26,859             $1.69  to  $1.66        $44,779       0.19%       0.55%      to 0.95%   15.69%     to  15.23%
2003        29,916             $1.46  to  $1.44        $43,240       0.24%       0.55%      to 0.95%   44.55%     to  44.00%
---------------------------------------------------------------------------------------------------------------------------

                                         RIVERSOURCE VARIABLE ACCOUNT 10    103

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2007        366,725            $1.15  to  $1.09       $420,471       0.94%       0.55%      to 1.45%   (2.17%)    to  (3.05%)
2006        445,093            $1.18  to  $1.13       $524,191       1.05%       0.55%      to 1.45%   12.27%     to  11.89%(11)
2005        467,555            $1.05  to  $1.23       $492,636       1.00%       0.55%      to 1.20%    5.93%     to   5.24%
2004        253,878            $0.99  to  $1.17       $251,604       1.38%       0.55%      to 1.20%   14.31%     to  13.57%
2003        169,762            $0.87  to  $1.03       $146,765       0.79%       0.55%      to 1.20%   29.85%     to  28.75%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2007        49,169             $0.53  to  $1.29        $25,957       0.34%       0.55%      to 1.20%   21.03%     to  20.24%
2006        54,174             $0.43  to  $1.07        $23,644          --       0.55%      to 1.20%    7.24%     to   6.54%
2005        57,634             $0.41  to  $1.01        $23,479          --       0.55%      to 1.20%   10.94%     to  10.22%
2004        65,787             $0.37  to  $0.91        $24,174          --       0.55%      to 1.20%    0.02%     to  (0.63%)
2003        71,812             $0.37  to  $0.92        $26,415          --       0.55%      to 1.20%   48.00%     to  46.03%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2007        147,130            $1.73  to  $2.93       $252,914       0.45%       0.55%      to 1.20%   27.31%     to  26.48%
2006        142,098            $1.36  to  $2.32       $192,642       1.88%       0.55%      to 1.20%   45.83%     to  44.88%
2005        134,816            $0.93  to  $1.60       $125,579       1.08%       0.55%      to 1.20%   31.22%     to  30.37%
2004        139,788            $0.71  to  $1.23        $99,632       0.84%       0.55%      to 1.20%   18.04%     to  17.27%
2003        152,636            $0.60  to  $1.05        $92,188       0.98%       0.55%      to 1.20%   33.33%     to  32.91%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN LG CAP GRO, SERV
2007        747,893            $1.06  to  $1.06       $791,866       0.66%       0.55%      to 1.45%    6.28%(15) to   5.64%(15)
2006        --                     --  to    --             --          --       --         to    --      --      to     --
2005        --                     --  to    --             --          --       --         to    --      --      to     --
2004        --                     --  to    --             --          --       --         to    --      --      to     --
2003        --                     --  to    --             --          --       --         to    --      --      to     --
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2007        45,767             $0.74  to  $0.72        $33,179       0.07%       0.55%      to 0.95%   21.07%     to  20.59%
2006        50,493             $0.61  to  $0.59        $30,258          --       0.55%      to 0.95%   12.69%     to  12.24%
2005        59,483             $0.54  to  $0.53        $31,715          --       0.55%      to 0.95%   11.41%     to  10.97%
2004        71,059             $0.49  to  $0.48        $34,099          --       0.55%      to 0.95%   19.82%     to  19.34%
2003        85,736             $0.41  to  $0.40        $34,434          --       0.55%      to 0.95%   36.67%     to  33.33%
---------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2007        131,001            $1.40  to  $1.92       $183,797       2.37%       0.55%      to 1.20%   10.17%     to   9.46%
2006        162,153            $1.27  to  $1.75       $207,522       1.00%       0.55%      to 1.20%   21.86%     to  21.07%
2005        188,675            $1.04  to  $1.45       $198,502       0.98%       0.55%      to 1.20%   10.04%     to   9.33%
2004        168,208            $0.94  to  $1.33       $160,817       0.54%       0.55%      to 1.20%   14.35%     to  13.61%
2003        123,056            $0.83  to  $1.17       $102,535       0.35%       0.55%      to 1.20%   27.69%     to  27.17%
---------------------------------------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP GRO, CL I
2007        3,951              $1.02  to  $1.01         $4,021          --       0.55%      to 1.45%    2.02%(14) to   1.39%(14)
2006        --                    --         --             --          --       --               --      --             --
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2007        150,560            $0.79  to  $1.20       $120,724       0.09%       0.55%      to 1.45%   10.41%     to   9.42%
2006        187,890            $0.71  to  $1.10       $136,819          --       0.55%      to 1.45%    6.72%     to   9.33%(11)
2005        216,007            $0.67  to  $1.02       $146,971       0.14%       0.55%      to 1.20%    3.66%     to   2.99%
2004        195,430            $0.64  to  $0.99       $127,400          --       0.55%      to 1.20%    8.39%     to   7.69%
2003        172,322            $0.59  to  $0.92       $103,234          --       0.55%      to 1.20%   20.41%     to  21.05%
---------------------------------------------------------------------------------------------------------------------------

 104    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2007        80,673             $1.02  to  $1.17        $82,088          --       0.55%      to 1.20%    1.69%     to   1.02%
2006        98,386             $1.01  to  $1.16        $98,902          --       0.55%      to 1.20%   12.31%     to  11.59%
2005        122,560            $0.90  to  $1.04       $109,920          --       0.55%      to 1.20%    4.46%     to   3.78%
2004        149,075            $0.86  to  $1.00       $128,085          --       0.55%      to 1.20%    5.63%     to   4.94%
2003        146,404            $0.81  to  $0.95       $119,207          --       0.55%      to 1.20%   32.79%     to  31.94%
---------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2007        98,587             $1.28  to  $1.13       $122,397       2.26%       0.55%      to 1.45%    3.36%     to   2.43%
2006        87,237             $1.24  to  $1.11       $106,831       2.09%       0.55%      to 1.45%   11.01%     to  10.48%(11)
2005        74,459             $1.12  to  $1.10        $82,895       1.46%       0.55%      to 1.20%    2.04%     to   1.38%
2004        26,242             $1.10  to  $1.09        $28,760       0.61%       0.55%      to 1.20%    9.02%(5)  to   8.38%(5)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2007        181,259            $2.28  to  $1.56       $389,228       0.75%       0.55%      to 1.45%   26.85%     to  25.71%
2006        142,816            $1.80  to  $1.24       $254,044       1.88%       0.55%      to 1.45%   30.25%     to  23.49%(11)
2005        103,681            $1.38  to  $1.68       $145,619       0.42%       0.55%      to 1.20%   15.93%     to  15.18%
2004        52,792             $1.19  to  $1.46        $64,198       1.21%       0.55%      to 1.20%   29.13%     to  28.30%
2003        33,751             $0.92  to  $1.14        $31,693       1.87%       0.55%      to 1.20%   35.29%     to  34.12%
---------------------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2007        273,245            $1.07  to  $1.19       $313,049       2.12%       0.55%      to 1.45%    2.64%     to   1.72%
2006        147,411            $1.05  to  $1.17       $160,106       2.30%       0.55%      to 1.45%    4.11%(10) to  16.75%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2007        1,744              $1.21  to  $1.20         $2,109       0.03%       0.85%      to 1.45%    6.46%     to   5.82%
2006        466                $1.14  to  $1.14           $530          --       0.85%      to 1.45%   13.43%(11) to  13.09%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2007        117,627            $1.62  to  $1.22       $181,571       1.15%       0.55%      to 1.45%    5.50%     to   4.55%
2006        117,612            $1.53  to  $1.16       $176,344       0.72%       0.55%      to 1.45%   16.72%     to  15.87%(11)
2005        72,423             $1.31  to  $1.30        $94,587       0.57%       0.55%      to 1.20%   13.44%     to  12.70%
2004        24,526             $1.16  to  $1.15        $28,389       0.15%       0.55%      to 1.20%   15.92%(5)  to  15.24%(5)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2007        91,911             $1.41  to  $1.07       $121,816       0.15%       0.55%      to 1.45%   (1.94%)    to  (2.82%)
2006        81,385             $1.44  to  $1.10       $113,492       0.02%       0.55%      to 1.45%   14.03%     to   8.72%(11)
2005        41,895             $1.26  to  $1.24        $52,482          --       0.55%      to 1.20%    9.11%     to   8.41%
2004        16,643             $1.16  to  $1.15        $19,170          --       0.55%      to 1.20%   17.36%(5)  to  16.67%(5)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2007        1,745,768          $1.27  to  $1.16     $2,131,138       2.47%       0.55%      to 1.45%    8.95%     to   7.97%
2006        820,585            $1.16  to  $1.08       $936,136       2.90%       0.55%      to 1.45%    6.65%     to   7.74%(11)
2005        306,977            $1.09  to  $1.08       $332,896       1.97%       0.55%      to 1.20%    1.92%     to   1.26%
2004        46,499             $1.07  to  $1.06        $49,696       0.56%       0.55%      to 1.20%    7.06%(5)  to   6.43%(5)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

                                         RIVERSOURCE VARIABLE ACCOUNT 10    105

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2007        5,116              $1.12  to  $1.11         $5,723       0.65%       0.85%      to 1.45%    4.80%     to   4.17%
2006        370                $1.07  to  $1.07           $396          --       0.85%      to 1.45%    6.99%(12) to   6.81%(12)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2007        754,096            $1.12  to  $1.14       $855,250       8.20%       0.55%      to 1.45%    7.59%     to   6.62%
2006        437,682            $1.04  to  $1.07       $460,233       9.03%       0.55%      to 1.45%    4.65%(10) to   6.59%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2007        43,594             $1.46  to  $1.47        $62,832       2.26%       0.55%      to 1.20%   (0.01%)    to  (0.66%)
2006        48,064             $1.46  to  $1.48        $69,591       2.33%       0.55%      to 1.20%   21.45%     to  20.67%
2005        53,522             $1.20  to  $1.23        $64,029       2.13%       0.55%      to 1.20%    4.94%     to   4.26%
2004        48,892             $1.14  to  $1.18        $55,958       2.13%       0.55%      to 1.20%   15.40%     to  14.66%
2003        42,477             $0.99  to  $1.03        $42,277       2.14%       0.55%      to 1.20%   22.22%     to  21.18%
---------------------------------------------------------------------------------------------------------------------------

PIONEER INTL VAL VCT, CL II
2007        7,134              $1.13  to  $1.13         $8,065       0.33%       0.55%      to 1.20%   12.62%     to  11.89%
2006        8,608              $1.01  to  $1.01         $8,668          --       0.55%      to 1.20%    0.70%(13) to   0.68%(13)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

PUT VT HLTH SCIENCES, CL IB
2007        35,962             $1.11  to  $1.11        $39,464       0.83%       0.55%      to 1.20%   (1.15%)    to  (1.79%)
2006        46,519             $1.12  to  $1.13        $51,796       0.33%       0.55%      to 1.20%    2.23%     to   1.57%
2005        48,773             $1.10  to  $1.11        $53,264       0.05%       0.55%      to 1.20%   12.58%     to  11.85%
2004        37,011             $0.98  to  $1.00        $35,996       0.17%       0.55%      to 1.20%    6.54%     to   5.85%
2003        30,753             $0.92  to  $0.94        $28,128       0.46%       0.55%      to 1.20%   17.95%     to  17.50%
---------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2007        53,770             $1.78  to  $1.87        $94,674       2.89%       0.55%      to 1.20%    7.77%     to   7.07%
2006        62,626             $1.65  to  $1.75       $102,620       0.62%       0.55%      to 1.20%   27.02%     to  26.20%
2005        68,854             $1.30  to  $1.39        $89,094       1.45%       0.55%      to 1.20%   11.58%     to  10.86%
2004        72,649             $1.16  to  $1.25        $84,438       1.45%       0.55%      to 1.20%   15.56%     to  14.81%
2003        70,062             $1.01  to  $1.09        $70,669       0.71%       0.55%      to 1.20%   27.85%     to  26.74%
---------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2007        65,316             $1.40  to  $1.35        $89,100       0.88%       0.55%      to 0.95%   12.59%     to  12.14%
2006        77,661             $1.24  to  $1.21        $94,463       1.35%       0.55%      to 0.95%   25.44%     to  24.94%
2005        90,632             $0.99  to  $0.97        $88,142       0.68%       0.55%      to 0.95%   17.72%     to  17.25%
2004        107,334            $0.84  to  $0.82        $88,924       1.02%       0.55%      to 0.95%   12.73%     to  12.28%
2003        128,360            $0.75  to  $0.73        $94,570       0.31%       0.55%      to 0.95%   33.93%     to  30.36%
---------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2007        97,679             $1.56  to  $1.56       $153,100       0.18%       1.25%      to 1.25%    4.70%     to   4.70%
2006        149,236            $1.49  to  $1.49       $223,047       0.19%       1.25%      to 1.25%    7.48%          7.48%
2005        206,197            $1.38  to  $1.38       $286,496       0.38%       1.25%      to 1.25%    8.96%     to   8.96%
2004        265,044            $1.27  to  $1.27       $337,875          --       1.25%      to 1.25%    9.20%     to   9.20%
2003        324,631            $1.16  to  $1.16       $378,811          --       1.25%      to 1.25%   30.34%     to  30.34%
---------------------------------------------------------------------------------------------------------------------------

 106    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2007        61,545             $1.11  to  $1.33        $67,450          --       0.55%      to 1.20%    3.24%     to   2.56%
2006        79,537             $1.08  to  $1.30        $84,668          --       0.55%      to 1.20%    4.88%     to   4.20%
2005        94,134             $1.03  to  $1.24        $95,729          --       0.55%      to 1.20%   11.53%     to  10.81%
2004        110,020            $0.92  to  $1.12       $100,428          --       0.55%      to 1.20%   17.96%     to  17.19%
2003        131,762            $0.78  to  $0.96       $102,200          --       0.55%      to 1.20%   32.20%     to  31.51%
---------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2007        271,898            $1.26  to  $1.13       $399,988       2.84%       0.55%      to 1.45%    1.18%     to   0.27%
2006        308,699            $1.25  to  $1.13       $470,890       2.46%       0.55%      to 1.45%   13.76%     to  12.16%(11)
2005        360,863            $1.10  to  $1.66       $501,036       2.59%       0.55%      to 1.25%    3.35%     to   2.63%
2004        373,845            $1.06  to  $1.61       $515,992       2.28%       0.55%      to 1.25%    9.00%     to   8.23%
2003        384,617            $0.97  to  $1.49       $496,929       2.26%       0.55%      to 1.25%   19.75%     to  18.25%
---------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2007        868,750            $1.22  to  $1.05     $1,009,165       4.72%       0.55%      to 1.45%    4.25%     to   3.32%
2006        701,788            $1.17  to  $1.02       $794,074       4.44%       0.55%      to 1.45%    3.92%     to   1.65%(11)
2005        429,069            $1.13  to  $1.23       $477,358       2.58%       0.55%      to 1.25%    2.05%     to   1.34%
2004        426,212            $1.11  to  $1.21       $468,695       0.73%       0.55%      to 1.25%    0.19%     to  (0.51%)
2003        486,939            $1.11  to  $1.22       $539,742       0.51%       0.55%      to 1.25%    0.00%     to  (0.81%)
---------------------------------------------------------------------------------------------------------------------------

RVS VP CORE BOND
2007        80,606             $1.12  to  $1.08        $88,862       4.47%       0.55%      to 1.45%    4.76%     to   3.82%
2006        59,405             $1.07  to  $1.04        $62,773       4.17%       0.55%      to 1.45%    3.24%     to   4.36%(11)
2005        40,317             $1.04  to  $1.02        $58,374       3.36%       0.55%      to 1.20%    1.22%     to   0.57%
2004        15,787             $1.02  to  $1.02        $41,656       2.55%       0.55%      to 1.20%    2.45%(5)  to   1.85%(5)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2007        2,530,299          $1.43  to  $1.09     $3,134,332       4.75%       0.55%      to 1.45%    4.62%     to   3.68%
2006        1,441,352          $1.36  to  $1.05     $1,832,904       4.39%       0.55%      to 1.45%    3.84%     to   4.86%(11)
2005        842,520            $1.31  to  $1.41     $1,094,933       3.71%       0.55%      to 1.25%    1.56%     to   0.85%
2004        639,931            $1.29  to  $1.40       $835,025       3.83%       0.55%      to 1.25%    3.92%     to   3.19%
2003        618,469            $1.24  to  $1.36       $788,063       3.58%       0.55%      to 1.25%    3.33%     to   3.82%
---------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2007        1,615,554          $1.96  to  $1.20     $2,710,345       1.57%       0.55%      to 1.45%    7.43%     to   6.46%
2006        1,286,388          $1.83  to  $1.12     $2,199,172       1.41%       0.55%      to 1.45%   19.09%     to  11.90%(11)
2005        772,974            $1.53  to  $1.51     $1,175,707       1.61%       0.55%      to 1.20%   12.88%     to  12.15%
2004        482,647            $1.36  to  $1.35       $652,523       1.65%       0.55%      to 1.20%   17.56%     to  16.80%
2003        249,818            $1.16  to  $1.15       $288,112       1.60%       0.55%      to 1.20%   41.46%     to  38.55%
---------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS
2007        289,591            $2.90  to  $1.82       $695,489       0.59%       0.55%      to 1.45%   37.35%     to  36.11%
2006        191,857            $2.11  to  $1.34       $379,204       0.35%       0.55%      to 1.45%   33.17%     to  33.82%(11)
2005        134,343            $1.58  to  $2.02       $213,076       0.20%       0.55%      to 1.20%   33.07%     to  32.21%
2004        42,521             $1.19  to  $1.53        $50,449       3.09%       0.55%      to 1.20%   23.47%     to  22.67%
2003        15,683             $0.96  to  $1.25        $19,823       1.73%       0.55%      to 1.20%   39.13%     to  38.89%
---------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP FUNDAMENTAL VAL
2007        533,475            $1.13  to  $1.14       $606,201       1.01%       0.55%      to 1.45%    3.27%     to   2.34%
2006        338,654            $1.09  to  $1.11       $371,272       0.98%       0.55%      to 1.45%    8.85%(10) to  10.70%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

                                         RIVERSOURCE VARIABLE ACCOUNT 10    107

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2007        852,722            $1.56  to  $1.11     $1,133,348       3.68%       0.55%      to 1.45%    7.05%     to   6.09%
2006        472,738            $1.46  to  $1.05       $646,999       3.28%       0.55%      to 1.45%    6.15%     to   4.85%(11)
2005        331,823            $1.38  to  $1.46       $454,346       3.91%       0.55%      to 1.25%   (5.52%)    to  (6.17%)
2004        242,562            $1.46  to  $1.55       $355,988       4.10%       0.55%      to 1.25%    9.42%     to   8.66%
2003        186,450            $1.33  to  $1.43       $253,433       7.33%       0.55%      to 1.25%   12.71%     to  11.72%
---------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2007        543,695            $1.13  to  $1.10       $605,794       2.38%       0.55%      to 1.45%    7.34%     to   6.37%
2006        420,004            $1.06  to  $1.03       $439,332       3.36%       0.55%      to 1.45%    0.64%     to   3.04%(11)
2005        177,692            $1.05  to  $1.04       $186,090       7.05%       0.55%      to 1.20%    2.24%     to   1.59%
2004        9,951              $1.03  to  $1.03        $10,223       3.47%       0.55%      to 1.20%    2.67%(6)  to   2.47%(6)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

RVS VP GRO
2007        516,489            $0.75  to  $1.15       $404,027       1.01%       0.55%      to 1.45%    2.50%     to   1.58%
2006        590,278            $0.73  to  $1.13       $449,154       0.93%       0.55%      to 1.45%   10.47%     to  13.46%(11)
2005        579,086            $0.67  to  $1.05       $398,436       0.39%       0.55%      to 1.20%    8.02%     to   7.32%
2004        340,148            $0.62  to  $0.98       $213,399       0.32%       0.55%      to 1.20%    7.84%     to   7.14%
2003        349,978            $0.57  to  $0.92       $203,000       0.21%       0.55%      to 1.20%   21.28%     to  21.05%
---------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2007        550,625            $1.41  to  $1.08       $763,179       7.40%       0.55%      to 1.45%    1.29%     to   0.38%
2006        649,204            $1.39  to  $1.07       $905,546       7.40%       0.55%      to 1.45%   10.21%     to   7.67%(11)
2005        715,854            $1.26  to  $1.39       $919,121       6.46%       0.55%      to 1.25%    3.45%     to   2.73%
2004        730,172            $1.22  to  $1.36       $914,940       6.99%       0.55%      to 1.25%   10.78%     to  10.01%
2003        622,128            $1.10  to  $1.23       $712,392       7.63%       0.55%      to 1.25%   23.60%     to  23.00%
---------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2007        516,836            $1.17  to  $1.08       $577,421       6.88%       0.55%      to 1.45%    2.08%     to   1.16%
2006        309,653            $1.15  to  $1.07       $345,710       6.45%       0.55%      to 1.45%    7.39%     to   6.77%(11)
2005        59,285             $1.07  to  $1.06        $63,157       5.94%       0.55%      to 1.20%    2.76%     to   2.10%
2004        2,406              $1.04  to  $1.04         $2,505       5.77%       0.55%      to 1.20%    3.92%(6)  to   3.72%(6)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP
2007        255,424            $1.28  to  $1.30       $370,715       0.99%       0.55%      to 1.45%   12.06%     to  11.05%
2006        314,505            $1.14  to  $1.17       $419,625       1.93%       0.55%      to 1.45%   23.49%     to  16.79%(11)
2005        335,839            $0.92  to  $1.23       $370,645       1.43%       0.55%      to 1.25%   13.24%     to  12.45%
2004        281,107            $0.82  to  $1.09       $282,571       1.13%       0.55%      to 1.25%   16.76%     to  15.95%
2003        215,587            $0.70  to  $0.94       $192,941       0.92%       0.55%      to 1.25%   27.27%     to  25.33%
---------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2007        908,741            $0.99  to  $1.17     $1,044,144       1.30%       0.55%      to 1.45%    2.37%     to   1.44%
2006        1,149,920          $0.97  to  $1.15     $1,327,213       1.16%       0.55%      to 1.45%   14.65%     to  14.68%(11)
2005        587,040            $0.85  to  $1.35       $570,540       1.15%       0.55%      to 1.25%    5.59%     to   4.86%
2004        386,123            $0.80  to  $1.28       $384,039       0.92%       0.55%      to 1.25%    5.30%     to   4.57%
2003        277,050            $0.76  to  $1.23       $286,327       0.62%       0.55%      to 1.25%   28.81%     to  28.13%
---------------------------------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2007        15,712             $1.34  to  $1.14        $20,661       1.37%       0.55%      to 1.45%   (1.01%)    to  (1.90%)
2006        15,289             $1.35  to  $1.16        $24,456       1.26%       0.55%      to 1.45%   18.41%     to  15.50%(11)
2005        11,470             $1.14  to  $1.13        $16,462       1.60%       0.55%      to 1.20%    3.96%     to   3.29%
2004        6,542              $1.10  to  $1.09        $10,459       1.89%       0.55%      to 1.20%   10.01%(5)  to   9.37%(5)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

 108    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2007        151,418            $1.41  to  $1.18       $190,564       0.06%       0.55%      to 1.45%   13.11%     to  12.09%
2006        200,202            $1.25  to  $1.05       $222,008       0.24%       0.55%      to 1.45%   (0.62%)    to   4.74%(11)
2005        87,824             $1.26  to  $1.25       $107,722          --       0.55%      to 1.20%    9.52%     to   8.81%
2004        98,758             $1.15  to  $1.15       $110,889          --       0.55%      to 1.20%    8.50%     to   7.80%
2003        80,060             $1.06  to  $1.06        $83,083          --       0.55%      to 1.20%   21.84%     to  20.45%
---------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2007        243,624            $1.50  to  $1.19       $329,464       0.74%       0.55%      to 1.45%    9.75%     to   8.76%
2006        273,710            $1.37  to  $1.09       $347,533       1.09%       0.55%      to 1.45%   14.69%     to   8.46%(11)
2005        12,717             $1.20  to  $1.19        $17,507       1.13%       0.55%      to 1.20%   17.78%(7)  to  17.28%(7)
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2007        248,360            $1.05  to  $1.18       $265,351       1.62%       0.55%      to 1.45%    4.44%     to   3.50%
2006        269,990            $1.01  to  $1.14       $276,643       1.45%       0.55%      to 1.45%   14.63%     to  13.44%(11)
2005        304,082            $0.88  to  $1.13       $272,014       1.40%       0.55%      to 1.20%    3.83%     to   3.16%
2004        283,879            $0.85  to  $1.10       $244,571       1.50%       0.55%      to 1.20%    9.66%     to   8.95%
2003        208,338            $0.77  to  $1.01       $163,372       1.21%       0.55%      to 1.20%   26.23%     to  26.25%
---------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SELECT VAL
2007        18,855             $1.37  to  $1.15        $25,327       1.03%       0.55%      to 1.45%    5.45%     to   4.50%
2006        18,510             $1.30  to  $1.10        $27,617       2.14%       0.55%      to 1.45%   15.18%     to   9.42%(11)
2005        18,946             $1.13  to  $1.11        $24,577       0.49%       0.55%      to 1.20%   (0.05%)    to  (0.69%)
2004        9,024              $1.13  to  $1.12        $13,503       1.11%       0.55%      to 1.20%   12.84%(5)  to  12.18%(5)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2007        272,626            $1.34  to  $1.07       $346,116       4.18%       0.55%      to 1.45%    4.74%     to   3.80%
2006        270,831            $1.28  to  $1.03       $331,991       3.80%       0.55%      to 1.45%    3.27%     to   2.92%(11)
2005        302,534            $1.24  to  $1.04       $361,417       2.89%       0.55%      to 1.20%    1.02%     to   0.37%
2004        326,084            $1.23  to  $1.04       $387,853       2.44%       0.55%      to 1.20%    0.30%     to  (0.35%)
2003        319,998            $1.22  to  $1.04       $381,318       2.30%       0.55%      to 1.20%    0.83%     to   0.00%
---------------------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2007        74,285             $1.70  to  $1.03       $122,452       0.16%       0.55%      to 1.45%   (4.71%)    to  (5.57%)
2006        97,486             $1.79  to  $1.09       $170,404       0.04%       0.55%      to 1.45%   11.08%     to   8.04%(11)
2005        116,136            $1.61  to  $1.51       $183,927          --       0.55%      to 1.20%    4.25%     to   3.58%
2004        122,818            $1.54  to  $1.45       $187,181          --       0.55%      to 1.20%   17.89%     to  17.13%
2003        90,054             $1.31  to  $1.24       $116,896          --       0.55%      to 1.20%   47.19%     to  45.88%
---------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SM CAP VAL
2007        617,370            $1.82  to  $1.05       $846,375       0.89%       0.55%      to 1.45%   (5.42%)    to  (6.27%)
2006        271,781            $1.92  to  $1.12       $480,085       0.41%       0.55%      to 1.45%   19.59%     to  10.88%(11)
2005        234,333            $1.61  to  $1.49       $370,927       0.21%       0.55%      to 1.20%    5.19%     to   4.51%
2004        168,145            $1.53  to  $1.42       $254,207       0.03%       0.55%      to 1.20%   19.36%     to  18.58%
2003        125,783            $1.28  to  $1.20       $159,989       0.04%       0.55%      to 1.20%   37.63%     to  36.36%
---------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2007        33,734             $3.53  to  $3.41       $116,412       1.33%       0.55%      to 0.95%    3.41%     to   2.99%
2006        40,617             $3.41  to  $3.32       $135,983       0.17%       0.55%      to 0.95%   20.41%     to  19.93%
2005        46,205             $2.83  to  $2.76       $128,705       0.53%       0.55%      to 0.95%   11.00%     to  10.56%
2004        54,526             $2.55  to  $2.50       $137,329          --       0.55%      to 0.95%   13.22%     to  12.77%
2003        54,945             $2.26  to  $2.22       $122,428          --       0.55%      to 0.95%   48.68%     to  48.00%
---------------------------------------------------------------------------------------------------------------------------


                                         RIVERSOURCE VARIABLE ACCOUNT 10    109

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2007        47,482             $3.19  to  $3.08       $148,093       2.12%       0.55%      to 0.95%   (5.33%)    to  (5.71%)
2006        57,365             $3.37  to  $3.27       $189,566       1.29%       0.55%      to 0.95%   15.15%     to  14.69%
2005        64,866             $2.92  to  $2.85       $186,631       1.31%       0.55%      to 0.95%   14.00%     to  13.55%
2004        66,587             $2.57  to  $2.51       $168,558       0.54%       0.55%      to 0.95%   19.24%     to  18.76%
2003        67,135             $2.15  to  $2.12       $142,904       0.19%       0.55%      to 0.95%   41.45%     to  41.33%
---------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2007        706,658            $1.34  to  $1.09       $869,865       1.54%       0.55%      to 1.45%   (2.87%)    to  (3.74%)
2006        615,160            $1.38  to  $1.13       $810,354       1.11%       0.55%      to 1.45%   15.41%     to  12.68%(11)
2005        384,396            $1.19  to  $1.18       $456,175       0.49%       0.55%      to 1.20%    3.54%     to   2.87%
2004        75,664             $1.15  to  $1.15        $87,005       0.11%       0.55%      to 1.20%   14.41%(5)  to  13.74%(5)
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2007        179,034            $1.12  to  $1.16       $203,382       1.28%       0.55%      to 1.45%   (8.98%)    to  (9.80%)
2006        136,442            $1.23  to  $1.28       $169,621       4.39%       0.55%      to 1.45%   23.57%(10) to  26.94%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2007        38,593             $1.21  to  $1.30        $47,493          --       0.55%      to 1.45%   21.94%     to  20.84%
2006        98,448             $0.99  to  $1.08       $100,352          --       0.55%      to 1.45%   (0.22%)(10)to   7.27%(11)
2005        --                    --         --             --          --       --               --      --             --
2004        --                    --         --             --          --       --               --      --             --
2003        --                    --         --             --          --       --               --      --             --
---------------------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2007        416,770            $2.67  to  $1.42       $970,137       0.84%       0.55%      to 1.45%   15.67%     to  14.63%
2006        392,888            $2.31  to  $1.24       $857,316       0.51%       0.55%      to 1.45%   36.41%     to  22.89%(11)
2005        318,154            $1.69  to  $1.98       $539,107       0.86%       0.55%      to 1.20%   20.86%     to  20.08%
2004        201,340            $1.40  to  $1.65       $282,034       0.59%       0.55%      to 1.20%   29.56%     to  28.72%
2003        130,668            $1.08  to  $1.28       $141,172       0.27%       0.55%      to 1.20%   47.95%     to  47.13%
---------------------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2007        565,037            $2.01  to  $1.12       $973,831          --       0.55%      to 1.45%    4.81%     to   3.86%
2006        489,659            $1.92  to  $1.08       $890,484       0.23%       0.55%      to 1.45%    7.28%     to   7.16%(11)
2005        478,752            $1.79  to  $1.54       $828,367          --       0.55%      to 1.20%   10.64%     to   9.93%
2004        368,407            $1.62  to  $1.40       $579,332          --       0.55%      to 1.20%   17.68%     to  16.92%
2003        261,219            $1.37  to  $1.20       $351,317          --       0.55%      to 1.20%   42.71%     to  41.18%
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2007        72,214             $1.38  to  $1.40        $98,669       2.24%       0.55%      to 1.20%    7.00%     to   6.31%
2006        76,000             $1.29  to  $1.32        $97,390       2.31%       0.55%      to 1.20%   11.53%     to  10.81%
2005        84,219             $1.16  to  $1.19        $96,853       2.09%       0.55%      to 1.20%    4.41%     to   3.74%
2004        80,918             $1.11  to  $1.15        $89,406       2.16%       0.55%      to 1.20%    8.74%     to   8.04%
2003        59,332             $1.02  to  $1.06        $60,495       1.74%       0.55%      to 1.20%   21.43%     to  20.45%
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2007        13,828             $1.45  to  $1.63        $19,886       0.01%       0.55%      to 1.20%   12.05%     to  11.32%
2006        15,404             $1.29  to  $1.47        $19,827       1.61%       0.55%      to 1.20%   20.15%     to  19.37%
2005        17,549             $1.07  to  $1.23        $18,913       1.88%       0.55%      to 1.20%    9.07%     to   8.37%
2004        19,728             $0.99  to  $1.13        $19,596       0.23%       0.55%      to 1.20%    9.03%     to   8.32%
2003        14,684             $0.90  to  $1.05        $13,353       0.33%       0.55%      to 1.20%   30.43%     to  29.63%
---------------------------------------------------------------------------------------------------------------------------


 110    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2007        60,060             $1.46  to  $1.17        $85,505       0.59%       0.55%      to 1.45%    6.05%     to   5.09%
2006        68,746             $1.38  to  $1.11        $93,493          --       0.55%      to 1.45%   11.61%     to  10.85%(11)
2005        78,280             $1.23  to  $1.25        $95,962          --       0.55%      to 1.20%    7.22%     to   6.52%
2004        80,225             $1.15  to  $1.18        $91,972          --       0.55%      to 1.20%   17.43%     to  16.67%
2003        73,209             $0.98  to  $1.01        $71,663       0.01%       0.55%      to 1.20%   36.11%     to  34.67%
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2007        75,619             $1.35  to  $1.28       $100,984          --       0.55%      to 1.45%   13.18%     to  12.16%
2006        50,566             $1.20  to  $1.14        $60,201          --       0.55%      to 1.45%   22.08%     to  12.91%(11)
2005        38,139             $0.98  to  $1.10        $37,471          --       0.55%      to 1.20%    5.66%     to   4.98%
2004        42,675             $0.93  to  $1.05        $39,748          --       0.55%      to 1.20%   13.15%     to  12.41%
2003        36,312             $0.82  to  $0.94        $29,921          --       0.55%      to 1.20%   41.38%     to  40.30%
---------------------------------------------------------------------------------------------------------------------------



    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.


    (4) New price level operations commenced on Dec. 8, 2003.



    (5) New price level operations commenced on Feb. 4, 2004.



    (6) New price level operations commenced on Sept. 13, 2004.



    (7) New price level operations commenced on May 2, 2005.



    (8) New price level operations commenced on Nov. 1, 2005.



    (9) New price level operations commenced on April 28, 2006.



   (10) New price level operations commenced on May 1, 2006.



   (11) New price level operations commenced on June 26, 2006.



   (12) New price level operations commenced on Sept. 15, 2006.



   (13) New price level operations commenced on Dec. 15, 2006.



   (14) New price level operations commenced on April 27, 2007.



   (15) New price level operations commenced on May 1, 2007.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    111

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2007 and 2006, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modification or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 27, 2008



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2007          2006

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2007, $21,020;
  2006, $25,289)                                                          $20,792       $24,995
  Common and preferred stocks, at fair value (cost: 2007 and 2006,
  $30)                                                                         29            31
Commercial mortgage loans, at cost (less allowance for loan losses:
2007, $16; 2006, $37)                                                       2,892         2,790
Policy loans                                                                  697           650
Trading securities and other investments                                       67           241
-------------------------------------------------------------------------------------------------
    Total investments                                                      24,477        28,707

Cash and cash equivalents                                                     973           160
Reinsurance recoverables                                                    1,290         1,137
Amounts due from brokers                                                      123             7
Other accounts receivable                                                     118            90
Accrued investment income                                                     252           301
Deferred acquisition costs                                                  4,429         4,411
Deferred sales inducement costs                                               511           452
Other assets                                                                  539           320
Separate account assets                                                    58,070        49,287
-------------------------------------------------------------------------------------------------
    Total assets                                                          $90,782       $84,872
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $26,977       $29,561
Policy claims and other policyholders' funds                                   91            89
Amounts due to brokers                                                        361           132
Deferred income taxes, net                                                    133            90
Other liabilities                                                             430           443
Separate account liabilities                                               58,070        49,287
-------------------------------------------------------------------------------------------------
    Total liabilities                                                      86,062        79,602
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,031         2,021
Retained earnings                                                           2,842         3,455
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                           (116)         (168)
  Net unrealized derivative losses                                            (40)          (41)
-------------------------------------------------------------------------------------------------
Total accumulated other comprehensive loss                                   (156)         (209)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                              4,720         5,270
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                            $90,782       $84,872
=================================================================================================



See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

REVENUES
Premiums                                                          $  485        $  533        $  521
Net investment income                                              1,555         1,657         1,786
Policy and contract charges                                        1,217         1,045           898
Other revenue                                                        255           189           127
Net realized investment gain                                          61            51            48
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,573         3,475         3,380
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     855           705           697
Interest credited to fixed accounts                                  850           968         1,020
Amortization of deferred acquisition costs                           470           356           316
Separation costs                                                      97           131           121
Other insurance and operating expenses                               781           637           585
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    3,053         2,797         2,739
-------------------------------------------------------------------------------------------------------
Pretax income                                                        520           678           641
Income tax provision                                                  99           192           182
-------------------------------------------------------------------------------------------------------
    Net income                                                    $  421        $  486        $  459
=======================================================================================================



See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2007          2006          2005

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   421       $   486       $   459
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                              523           404           356
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                             (828)         (813)         (727)
  Amortization of premium, net                                         70            75            83
  Deferred income taxes                                                83           123           122
  Contractholder and policyholder charges, non-cash                  (206)         (220)         (232)
  Net realized investment gains                                       (61)          (51)          (48)
  Net realized gain on trading securities and equity method
  investments in hedge funds                                           (1)          (16)          (24)
Change in operating assets and liabilities:
  Trading securities and equity method investments in hedge
  funds, net                                                          124           297           247
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 275           274           230
  Policy claims and other policyholders' funds                          2             3            19
  Reinsurance recoverables                                           (153)         (154)         (106)
  Other accounts receivable                                           (28)          (27)          (11)
  Accrued investment income                                            49            21            23
  Other assets and liabilities, net                                   (32)         (104)          (31)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             238           298           360
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               3,020         1,897         3,124
  Maturities, sinking fund payments and calls                       1,908         2,014         2,242
  Purchases                                                          (687)       (1,433)       (5,780)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                               473           519           653
  Purchases                                                          (504)         (441)         (543)
Change in policy loans, net                                           (47)          (36)          (17)
Change in amounts due to and from brokers, net                        113            97          (128)
Change in restricted cash                                              --            --           536
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                           4,276         2,617            87
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                           1,093         1,267         1,532
  Net transfers to separate accounts                                  (50)         (307)          (13)
  Surrenders and other benefits                                    (3,838)       (3,688)       (2,126)
Other                                                                  (8)           --            --
Tax adjustment of share-based incentive employee compensation
plan                                                                    2             1            --
Capital contribution from Ameriprise Financial, Inc.                   --            --           650
Cash dividend to Ameriprise Financial, Inc.                          (900)         (300)         (380)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                              (3,701)       (3,027)         (337)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                  813          (112)          110
Cash and cash equivalents at beginning of year                        160           272           162
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                          $   973       $   160       $   272
=======================================================================================================

Supplemental disclosures:
  Income taxes paid (received), net                               $    (4)      $    64       $    96
  Interest paid on borrowings                                          --             1            --


See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2007
(IN MILLIONS)

                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2004                      $ 3         $1,370        $3,190          $ 341          $4,904
Other comprehensive loss:
  Net income                                        --             --           459             --             459
  Change in unrealized holding losses on
     securities, net                                --             --            --           (461)           (461)
  Change in unrealized derivative losses,
     net                                            --             --            --            (11)            (11)
                                                                                                         ------------
Total other comprehensive loss                      --             --            --             --             (13)
Capital contribution from Ameriprise
Financial, Inc.                                     --            650            --             --             650
Cash dividend to Ameriprise Financial, Inc.         --             --          (380)            --            (380)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                      $ 3         $2,020        $3,269          $(131)         $5,161
Other comprehensive income:
  Net income                                        --             --           486             --             486
  Change in unrealized holding losses on
     securities, net                                --             --            --            (77)            (77)
  Change in unrealized derivative losses,
     net                                            --             --            --             (1)             (1)
                                                                                                         ------------
Total other comprehensive income                    --             --            --             --             408
Tax adjustment of share-based incentive
employee compensation plan                          --              1            --             --               1
Cash dividend to Ameriprise Financial, Inc.         --             --          (300)            --            (300)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                      $ 3         $2,021        $3,455          $(209)         $5,270
Change in accounting principles                     --             --          (134)            --            (134)
Other comprehensive income:
  Net income                                        --             --           421             --             421
  Change in unrealized holding losses on
     securities, net                                --             --            --             52              52
  Change in unrealized derivative losses,
     net                                            --             --            --              1               1
                                                                                                         ------------
Total other comprehensive income                    --             --            --             --             474
Cash dividends to Ameriprise Financial,
Inc.                                                --             --          (900)            --            (900)
Non-cash capital contribution from
Ameriprise Financial, Inc.                          --              8            --             --               8
Tax adjustment of share-based incentive
employee compensation plan                          --              2            --             --               2
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2007                      $ 3         $2,031        $2,842          $(156)         $4,720
=====================================================================================================================




See Notes to Consolidated Financial Statements.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company and its subsidiary are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express is now complete.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiary, RiverSource Life of NY. All significant intercompany accounts and transactions have been eliminated in consolidation.

RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 11. Certain reclassifications of prior period amounts have been made to conform to the current presentation, including new income statement captions which are described in Note. 2. These reclassifications were made to enhance transparency and to better align the financial statement line captions with the key drivers of the business.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life did not change its revenue and expense recognition policies and the reclassifications did not result in any changes to consolidated net income or shareholder's equity. The following is a summary of the reclassifications made:

INCOME STATEMENT RECLASSIFICATIONS
- RiverSource Life reclassified the portion of 12b-1 fees identified as service fees on proprietary funds and marketing support type payments received from non-proprietary fund families for variable annuity and variable universal life products from other revenue to policy and contract charges to better align with industry standards.

- RiverSource Life reclassified premiums related to immediate annuities with life contingencies from interest credited to fixed accounts to premiums.

- RiverSource Life reclassified reinsurance premiums paid for universal life and variable universal life products from benefits, claims, losses and settlement expenses to policy and contract charges, where cost of insurance fees are reported.

- RiverSource Life reclassified benefit expenses related to immediate annuities with life contingencies from interest credited to fixed accounts to benefits, claims, losses and settlement expenses.

- RiverSource Life reclassified mortality and expense risk fees to policy and contract charges.

- RiverSource Life reclassified additional investment-related expenses from other insurance and operating expenses to net investment income.

The following tables show the impact of the new captions and the reclassifications made to RiverSource Life's previously reported Consolidated Statements of Income.

(IN MILLIONS)                                               DECEMBER 31, 2006           DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
                                                         REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                  $  394        $  533        $  370        $  521
Net investment income                                      1,661         1,657         1,789         1,786
Policy and contract charges                                  637         1,045           577           898
Other revenue                                                636           189           489           127
Net realized investment gain                                  51            51            48            48
-------------------------------------------------------------------------------------------------------------
  Total revenues                                           3,379         3,475         3,273         3,380
=============================================================================================================

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses             521           705           496           697
Interest credited to fixed accounts                        1,052           968         1,111         1,020
Amortization of deferred acquisition costs                   356           356           316           316
Separation costs                                             131           131           121           121
Other insurance and operating expenses                       641           637           588           585
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                              2,701         2,797         2,632         2,739
=============================================================================================================

Pretax income                                                678           678           641           641
Income tax provision                                         192           192           182           182
-------------------------------------------------------------------------------------------------------------
NET INCOME                                                $  486        $  486        $  459        $  459
=============================================================================================================



STATEMENT OF CASH FLOWS RECLASSIFICATIONS
RiverSource Life has reclassified certain prior year balances in the Consolidated Statements of Cash Flows.

- RiverSource Life previously classified transfers to and from the fixed account option within its variable annuity product as an operating activity in its Consolidated Statements of Cash Flows. RiverSource Life has reclassified these transfers as a financing activity in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments".

- RiverSource Life previously classified the net change in annuity policy loans as an operating activity and the net change in universal life policy loans as a financing activity. RiverSource Life has reclassified the net change in policy loans as an investing activity in accordance with the AICPA Audit and Accounting Guide: Life and Health Insurance Entities.



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The effect of these reclassifications on prior year net cash flows related to operating, investing and financing activities is summarized below.

(IN MILLIONS)                                                           YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                           2006          2005
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, previous presentation          $   116        $ 437
Reclassification for annuity transfers                                        184          (68)
Reclassification for policy loans                                               4            3
Other reclassifications                                                        (6)         (12)
-------------------------------------------------------------------------------------------------
Net cash provided by operating activities, adjusted for these
reclassifications                                                         $   298        $ 360
=================================================================================================

Net cash provided by investing activities, previous presentation          $ 2,654        $ 104
Reclassification for policy loans                                             (36)         (17)
Other reclassifications                                                        (1)          --
-------------------------------------------------------------------------------------------------
Net cash provided by investing activities, adjusted for these
reclassifications                                                         $ 2,617        $  87
=================================================================================================

Net cash used in financing activities, previous presentation              $(2,882)       $(431)
Reclassification for annuity transfers                                       (184)          68
Reclassification for policy loans                                              32           14
Other reclassifications                                                         7           12
-------------------------------------------------------------------------------------------------
Net cash used in financing activities, adjusted for these
reclassifications                                                         $(3,027)       $(337)
=================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

RiverSource Life also consolidates all VIEs for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. RiverSource Life liquidated its interest in all consolidated VIEs during 2005. There were no consolidated VIEs as of December 31, 2007 and 2006.

Qualifying Special Purpose Entities ("QSPEs") are not consolidated. Such QSPEs included a securitization trust containing a majority of RiverSource Life's rated collateralized debt obligations ("CDOs") for which RiverSource Life sold all of its retained interests in 2005.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments and hedging activities, income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt



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securities include issuer downgrade, default or bankruptcy. RiverSource Life also considers the extent to which cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally obtained from third party pricing sources.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

Trading Securities and Other Investments
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments in hedge funds and syndicated loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. The carrying value of equity method investments in hedge funds reflects RiverSource Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment and approximates fair value. Syndicated loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life reinsures a portion of the risks associated with its life, DI and long term care ("LTC") insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance is used in order to limit losses, reduce exposure to large risks and provide additional capacity for future growth. To manage exposure to losses from reinsurer insolvencies, the financial condition of reinsurers is evaluated prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies, except those sold by RiverSource Life of NY prior to 1996, RiverSource Life retained 50% of the risk and ceded on a coinsurance basis the remaining 50% of the risk to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life's LTC liabilities was $1.0 billion at December 31, 2007, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 is reinsured on a coinsurance basis.

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policy forms introduced in October 2007 in most states and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk on DI contracts sold on other policy forms. RiverSource Life also retains all risk of accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are



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significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value. The fair value of RiverSource Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market observable inputs to the extent available. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for changes in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (1) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (2) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

For derivative financial instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings, generally as a component of net investment income.

For derivative financial instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of the equity indexed annuity obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The changes in fair value of the equity indexed annuity embedded derivatives are reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.



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FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2007, depending on year of issue, with an average rate of approximately 5.8%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on



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established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2007, with an average rate of 4.9%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2007, with an average rate of 4.2%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2007, depending on policy form, issue year and policy duration. Anticipated interest rates for DI were 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC vary by plan and were 5.4% at December 31, 2007 grading up to 6.8% or 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life's principal sources of revenue include premium revenues, net investment income, policy and contract charges and other revenue.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale; commercial mortgage loans and policy loans; mark-to-market adjustment on trading securities and certain derivatives, including derivatives hedging variable annuity living benefits; and pro-rata share of net income or loss of equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Other Revenue
Other revenue includes marketing support and administrative fees which are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Benefits, Claims, Losses and Settlement Expenses
Benefits, claims, losses and settlement expenses consist of amounts paid and changes in liabilities held for anticipated future benefit payments under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders along with costs to process and pay such amounts. Amounts are net of benefit payments recovered or



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expected to be recovered under reinsurance contracts. Benefits, claims, losses and settlement expenses also include amortization of DSIC.

Interest Credited to Fixed Accounts
Interest credited to fixed accounts represents amounts earned by contractholders and policyholders on fixed account values associated with fixed and variable universal life and annuity contracts and equity indexed annuities in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs associated with the sale of annuity and insurance products are deferred as DAC and amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life reassesses the near-term rate in order to continue to project its best estimate of long term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation. The separation from American Express was completed in 2007.



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Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)"). SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements -- an amendment of ARB No. 51" ("SFAS 160"). SFAS 160 establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the Consolidated Balance Sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the Consolidated Statements of Income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life is currently evaluating the impact of SFAS 160 on its consolidated financial condition and results of operations.

In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide 'Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1"). SOP 07-1 provided clarification on the definition of an investment company. In February 2008, the FASB decided to indefinitely defer the effective date of SOP 07-1. In May 2007, the FASB issued FASB Staff Position ("FSP") FASB Interpretation No. ("FIN") 46(R)-7, "Application of FIN 46(R) to Investment Companies" ("FSP 46(R)-7"). FSP 46(R)-7 is dependent upon clarification of the definition of an investment company as provided in SOP 07-1 and is effective upon the adoption of that SOP. With the deferral of SOP 07-1, RiverSource Life will defer the adoption of both SOP 07-1 and FSP 46(R)-7.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities -- Including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 gives entities the option to measure certain financial instruments and other items at fair value that are not currently permitted to be measured at fair value. The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS 159 also establishes presentation and disclosure requirements. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. RiverSource Life did not adopt SFAS 159 for any of its existing eligible assets or liabilities and has no current plans to adopt SFAS 159 for any new financial instruments.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in



RiverSource Life Insurance Company

--------------------------------------------------------------------------------


SFAS 157 which will require retrospective application of SFAS 157. Any retrospective application will be recognized as a cumulative effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life adopted SFAS 157 effective January 1, 2008. As a result of adopting SFAS 157, RiverSource Life will record a cumulative effect after-DAC, DSIC and tax reduction to retained earnings of approximately $35 million related to adjusting the fair value of structured derivatives RiverSource Life uses to hedge its exposure to GMWB provisions. RiverSource Life initially recorded these derivatives in accordance with Emerging Issues Task Force Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities." SFAS 157 requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). On January 18, 2008, the FASB published for comment Proposed FSP FAS 157-c "Measuring Liabilities under FASB Statement No. 157" ("FSP 157-c"). FSP 157-c states that in the absence of a quoted price for the identical liability in an active market, a reporting entity may measure the fair value of its liability at the amount it would receive as proceeds if it were to issue that liability at the measurement date. FSP 157-c shall be applied on a prospective basis effective on the later of (a) the beginning of the period that includes the issuance date of the FSP or (b) the beginning of the period in which an entity initially applies SFAS 157. RiverSource Life is evaluating the impact that this proposed FSP will have on the valuation of its embedded derivatives. Any change to the valuation of RiverSource Life's embedded derivatives as a result of adopting SFAS 157 and FSP 157-c will be recorded in earnings as of the date of adoption. In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life will defer the adoption of SFAS 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on RiverSource Life's consolidated financial condition and results of operations was not material.

In September 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million. The adoption of SOP 05-1, among other things, resulted in an increase to DAC and DSIC amortization in 2007.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2007 (IN MILLIONS)                            COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,870        $112          $(307)       $12,675
Mortgage and other asset-backed securities                  7,637          33            (84)         7,586
U.S. government and agencies obligations                      249           7             (1)           255
State and municipal obligations                               165           3             (6)           162
Foreign government bonds and obligations                       97          15             --            112
Structured investments(a)                                       2          --             --              2
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     21,020         170           (398)        20,792
Common and preferred stocks                                    30          --             (1)            29
-------------------------------------------------------------------------------------------------------------
Total                                                     $21,050        $170          $(399)       $20,821
=============================================================================================================




 (a) Includes unconsolidated collateralized debt obligations.

                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DECEMBER 31, 2006 (IN MILLIONS)                            COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $15,312        $158          $(330)       $15,140
Mortgage and other asset-backed securities                  9,398          27           (175)         9,250
U.S. government and agencies obligations                      295          13             (5)           303
State and municipal obligations                               165           4             (4)           165
Foreign government bonds and obligations                      117          18             --            135
Structured investments(a)                                       2          --             --              2
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     25,289         220           (514)        24,995
Common and preferred stocks                                    30           1             --             31
-------------------------------------------------------------------------------------------------------------
Total                                                     $25,319        $221          $(514)       $25,026
=============================================================================================================



 (a) Includes unconsolidated collateralized debt obligations.

At December 31, 2007 and 2006, fixed maturity securities comprised approximately 85% and 87%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.3 billion and $1.2 billion of securities at December 31, 2007 and 2006, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2007                         DECEMBER 31, 2006
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATING (IN MILLIONS, EXCEPT               AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,854       $ 7,815          38%        $ 9,638       $ 9,497          38%
AA                                           2,046         2,029          10           2,229         2,197           9
A                                            3,973         3,938          19           4,893         4,832          19
BBB                                          5,586         5,514          26           6,831         6,782          27
Below investment grade                       1,561         1,496           7           1,698         1,687           7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $21,020       $20,792         100%        $25,289       $24,995         100%
==========================================================================================================================



At December 31, 2007 and 2006, approximately 45% and 47%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,477         $(45)        $ 7,083        $(262)       $ 8,560        $(307)
Mortgage and other asset-backed
securities                                    888          (15)          4,219          (69)         5,107          (84)
U.S. government and agencies
obligations                                    --           --             154           (1)           154           (1)
State and municipal obligations                47           (4)             63           (2)           110           (6)
Foreign government bonds and
obligations                                    --           --               2           --              2           --
Common and preferred stock                     29           (1)             --           --             29           (1)
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $2,441         $(65)        $11,521        $(334)       $13,962        $(399)
==========================================================================================================================



The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,362         $(19)        $ 9,514        $(311)       $10,876        $(330)
Mortgage and other asset-backed
securities                                    862           (5)          6,616         (170)         7,478         (175)
U.S. government and agencies
obligations                                     5           --             214           (5)           219           (5)
State and municipal obligations                 3           --              81           (4)            84           (4)
Foreign government bonds and
obligations                                    --           --               3           --              3           --
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $2,232         $(24)        $16,428        $(490)       $18,660        $(514)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2007:

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE
----------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE TO    NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED
AMORTIZED COST           SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES
----------------------------------------------------------------------------------------------------------
95% -- 100%                  164         $2,015         $(25)          486         $10,169        $(180)
90% -- 95%                    31            305          (22)           48             811          (57)
80% -- 90%                     4            121          (18)           32             461          (66)
less than 80%                  1             --           --            10              80          (31)
----------------------------------------------------------------------------------------------------------
  Total                      200         $2,441         $(65)          576         $11,521        $(334)
==========================================================================================================

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)                     TOTAL
----------------------------------------------------------------
                                                        GROSS
RATIO OF FAIR VALUE TO    NUMBER OF       FAIR       UNREALIZED
AMORTIZED COST           SECURITIES       VALUE        LOSSES
----------------------------------------------------------------
95% -- 100%                  650         $12,184        $(205)
90% -- 95%                    79           1,116          (79)
80% -- 90%                    36             582          (84)
less than 80%                 11              80          (31)
----------------------------------------------------------------
  Total                      776         $13,962        $(399)
================================================================



As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates and credit spreads across asset classes. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. The securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the consumer products, financial and home building industries. The total gross unrealized loss related to the home building industry was $28 million. The securities with a fair value to cost of less than 80% primarily relate to the financial and home building industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $14 million. The securities related to this issuer have a fair value to amortized cost ratio of 88% and have been in an unrealized loss position for more than 12 months. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. Additionally, RiverSource Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2007.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life's total mortgage and asset backed exposure at December 31, 2007 was $7.6 billion which included $4.1 billion of residential mortgage backed securities and $2.7 billion of commercial mortgage backed securities. At December 31, 2007, residential mortgage backed securities included $3.5 billion of agency-backed securities, $0.4 billion of Alt-A securities, and $0.2 billion of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. While overall delinquencies in the market continue to deteriorate, most of these positions are performing in-line or better than their vintage. With regard to asset backed securities, RiverSource Life's exposure at December 31, 2007 was $0.8 billion, which included $115 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration, fixed securities. RiverSource Life has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss for the years ended December 31:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $38, $63 and $261,
respectively                                                       $ 70          $(116)        $(485)
Reclassification of realized gains, net of tax of $16, $17
and $17, respectively                                               (28)           (33)          (32)
DAC, net of tax of $5, $15 and $28, respectively                     (7)            29            53
DSIC, net of tax of nil, $2 and $5, respectively                     (1)             3             8
Fixed annuity liabilities, net of tax of $11, $22 and $3,
respectively                                                         18             40            (5)
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $ 52          $ (77)        $(461)
=======================================================================================================



Available-for-Sale securities by maturity at December 31, 2007 were as follows:

                                                                         AMORTIZED       FAIR
(IN MILLIONS)                                                              COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $ 1,272       $ 1,277
Due after one year through five years                                       5,567         5,537
Due after five years through 10 years                                       5,339         5,186
Due after 10 years                                                          1,203         1,204
-------------------------------------------------------------------------------------------------
                                                                           13,381        13,204
Mortgage and other asset-backed securities                                  7,637         7,586
Structured investments                                                          2             2
Common and preferred stocks                                                    30            29
-------------------------------------------------------------------------------------------------
Total                                                                     $21,050       $20,821
=================================================================================================



The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Sales                                                             $3,020        $ 1,897       $ 3,124
Maturities, sinking fund payments and calls                        1,908          2,014         2,242
Purchases                                                           (687)        (1,433)       (5,780)


Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, are noted in the following table for the years ended December 31:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                    $ 64          $ 60          $108
Gross realized losses from sales                                    (20)          (10)          (39)
Other-than-temporary impairments                                     (4)           --           (19)



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The $4 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007. The $19 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $25 million.

At December 31, 2007 and 2006, bonds carried at $7 million and $18 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS AND SYNDICATED LOANS, NET
The following is a summary of commercial mortgage loans and syndicated loans at December 31:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,908        $2,827
Less: allowance for loan losses                                              (16)          (37)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,892        $2,790
=================================================================================================

Syndicated loans                                                          $   62        $  112
Less: allowance for loan losses                                               (4)           (4)
-------------------------------------------------------------------------------------------------
Net syndicated loans                                                      $   58        $  108
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2007 and 2006, RiverSource Life had not recorded any investment in impaired commercial mortgage loans. RiverSource Life did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2007, 2006 and 2005.

The balances of and changes in the allowance for loan losses were as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                               $ 37           $41           $45
Provision for loan losses                                           (21)           --            --
Foreclosures, write-offs and loan sales                              --            (4)           (4)
-------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                             $ 16           $37           $41
=======================================================================================================



In 2007, RiverSource Life recorded a $21 million decrease to the allowance for loan losses on commercial mortgage loans.

Concentrations of credit risk of commercial mortgage loans by region at December 31 were:

(IN MILLIONS)                                                     2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION                   SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Atlantic                                                  $  922         $ 22         $  859          $40
North Central                                                687           33            739           22
Pacific                                                      461           21            397           15
Mountain                                                     343            9            298           13
South Central                                                298            8            337            2
New England                                                  197            8            197            2
-------------------------------------------------------------------------------------------------------------
                                                           2,908          101          2,827           94
Less: allowance for loan losses                              (16)          --            (37)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,892         $101         $2,790          $94
=============================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by property type at December 31 were:

(IN MILLIONS)                                                     2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE                 SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Office buildings                                          $  874         $ 12         $  962          $ 4
Shopping centers and retail                                  860           66            718           71
Apartments                                                   419            8            470            2
Industrial buildings                                         510            9            458           12
Hotels and motels                                             78           --             89            4
Medical buildings                                             42           --             45           --
Mixed use                                                     52            1             44           --
Other                                                         73            5             41            1
-------------------------------------------------------------------------------------------------------------
                                                           2,908          101          2,827           94
Less: allowance for loan losses                              (16)          --            (37)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,892         $101         $2,790          $94
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2007 and 2006 approximate fair value.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,187        $1,409        $1,461
Income on commercial mortgage loans                                  173           181           197
Trading securities and other investments                             213            86           156
-------------------------------------------------------------------------------------------------------
                                                                   1,573         1,676         1,814
Less: investment expenses                                             18            19            28
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,555        $1,657        $1,786
=======================================================================================================



Net realized investment gains for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $40           $50           $50
Commercial mortgage loans                                            --             1            (2)
Reduction in the allowance for loan losses                           21            --            --
-------------------------------------------------------------------------------------------------------
  Total                                                             $61           $51           $48
=======================================================================================================



5.  VARIABLE INTEREST ENTITIES

During the year ended December 31, 2005, RiverSource Life consolidated two secured loan trusts ("SLTs") which provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans and which were managed by an affiliate. The SLTs were liquidated in 2005, resulting in a $14 million pretax gain for the year ended December 31, 2005. There is no remaining exposure to these SLTs as a result of their liquidations.

RiverSource Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2 million of CDO residual tranches managed by an affiliate where RiverSource Life is not the primary beneficiary. RiverSource Life's maximum exposure to loss as a result of its investment in the CDO residual tranches is represented by the carrying value.

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,411        $4,036        $3,638
Impact of SOP 05-1 at adoption                                      (204)           --            --
Capitalization of acquisition costs                                  704           687           633
Amortization, excluding impact of annual third quarter
changes in DAC-related assumptions                                  (454)         (394)         (383)
Amortization, impact of annual third quarter changes in DAC-
related assumptions                                                  (16)           38            67
Impact of changes in net unrealized securities losses (gains)        (12)           44            81
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,429        $4,411        $4,036
=======================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $452          $370          $303
Impact of SOP 05-1 at adoption                                      (11)           --            --
Capitalization of sales inducements                                 124           126            94
Amortization                                                        (53)          (48)          (40)
Impact of changes in net unrealized securities losses (gains)        (1)            4            13
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $511          $452          $370
=======================================================================================================



7.  LINES OF CREDIT

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2007 and 2006.

Also, RiverSource Life has a collateral loan agreement with Ameriprise Financial aggregating up to $75 million. The interest rate for any borrowings is equal to the preceding month's effective new money rate for RiverSource Life's permanent investments. There were no amounts outstanding at December 31, 2007 and 2006.

8.  VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. RiverSource Life has established additional liabilities for the variable annuity death benefits, GMIB provisions and for life contingent benefits associated with GMWB provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the client can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the policyholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities as of December 31:

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN MILLIONS, EXCEPT AGE)                                                                                   2007          2006
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN OF PREMIUM:
                                                              Total contract value                         $25,804       $17,418
                                                              Contract value in separate accounts          $23,892       $15,859
                                                              Net amount at risk(2)                        $    26       $    13
                                                              Weighted average attained age                     60            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR SIX-YEAR RESET:
                                                              Total contract value                         $20,231       $23,544
                                                              Contract value in separate accounts          $17,617       $20,058
                                                              Net amount at risk(2)                        $   167       $   227
                                                              Weighted average attained age                     60            61
------------------------------------------------------------------------------------------------------------------------------------



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1) (CONTINUED)
(IN MILLIONS, EXCEPT AGE)                                                                                   2007          2006
----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR ONE-YEAR RATCHET:
                                                              Total contract value                         $ 7,908       $ 6,729
                                                              Contract value in separate accounts          $ 7,143       $ 5,902
                                                              Net amount at risk(2)                        $    81       $    26
                                                              Weighted average attained age                     61            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR FIVE-YEAR RATCHET:
                                                              Total contract value                         $ 1,211       $   907
                                                              Contract value in separate accounts          $ 1,163       $   870
                                                              Net amount at risk(2)                        $     1       $    --
                                                              Weighted average attained age                     58            57
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:
                                                              Total contract value                         $   693       $   586
                                                              Contract value in separate accounts          $   639       $   530
                                                              Net amount at risk(2)                        $    12       $    11
                                                              Weighted average attained age                     65            64
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:
                                                              Total contract value                         $   950       $   811
                                                              Contract value in separate accounts          $   873       $   730
                                                              Net amount at risk(2)                        $    80       $    62
                                                              Weighted average attained age                     62            62
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:
                                                              Total contract value                         $   927       $   928
                                                              Contract value in separate accounts          $   859       $   853
                                                              Net amount at risk(2)                        $    18       $    14
                                                              Weighted average attained age                     62            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:
                                                              Total contract value                         $ 5,104       $ 4,791
                                                              Contract value in separate accounts          $ 4,980       $ 4,761
                                                              Benefit amount in excess of account
                                                              value                                        $    22       $    --
                                                              Weighted average attained age                     62            61
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:
                                                              Total contract value                         $ 7,958       $ 2,396
                                                              Contract value in separate accounts          $ 7,685       $ 2,349
                                                              Benefit amount in excess of account
                                                              value                                        $    33       $    --
                                                              Weighted average attained age                     62            63
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMAB:
                                                              Total contract value                         $ 2,260       $ 1,350
                                                              Contract value in separate accounts          $ 2,205       $ 1,340
                                                              Benefit amount in excess of account
                                                              value                                        $     3       $    --
                                                              Weighted average attained age                     55            55
------------------------------------------------------------------------------------------------------------------------------------


 (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.
 (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

 For the year ended December 31, 2007, additional liabilities (assets) and incurred claims were:

(IN MILLIONS)                                           GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1                      $26           $ 5          $(12)          $(5)
Reported claims                                               3             2            --            --
Liability balance at December 31                             24             3           136            33
Incurred claims (sum of reported and change in
liability (assets))                                           1            --           148            38


 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN MILLIONS)                                           GMDB & GGU       GMIB          GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                              $16           $ 4          $  9           $ 1
Reported claims                                               8            --            --            --
Liability (asset) balance at December 31                     26             5           (12)           (5)
Incurred claims (adjustments) (sum of reported and
change in liability (assets))                                18             1           (21)           (6)
------------------------------------------------------------------------------------------------------------------------------------



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in benefits, claims, losses and settlement expenses.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $14,382       $16,841
Equity indexed annuities accumulated host values                              253           267
Equity indexed annuities embedded derivative                                   53            50
Variable annuities fixed sub-accounts                                       5,419         5,975
GMWB variable annuity guarantees                                              136           (12)
GMAB variable annuity guarantees                                               33            (5)
Other variable annuity guarantees                                              27            31
-------------------------------------------------------------------------------------------------
  Total annuities                                                          20,303        23,147
Variable universal life ("VUL")/universal life ("UL") insurance             2,568         2,562
Other life, DI and LTC insurance                                            4,106         3,852
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             26,977        29,561
Policy claims and other policyholders' funds                                   91            89
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $27,068       $29,650
=================================================================================================



Separate account liabilities as of December 31 consisted of the following:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $51,764       $43,515
VUL insurance variable sub-accounts                                         6,244         5,709
Other insurance variable sub-accounts                                          62            63
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $58,070       $49,287
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations are partially hedged with derivative instruments. These derivatives were intended to be cash flow hedges of interest credited on forecasted sales rather than a hedge of inforce risk. These derivatives consisted of interest rate swaptions with a notional value of $0.8 billion and $1.2 billion at December 31, 2007 and 2006, respectively. Effective January 1, 2007, RiverSource Life removed the cash flow hedged designation from its swaptions because they were no longer considered highly effective. The fair value of these swaptions was $1 million and $2 million at December 31, 2007 and 2006, respectively.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. The equity component of these annuities is considered an embedded derivative and is accounted for separately. The change in fair value of the embedded derivative reserve is reflected in interest credited to fixed accounts. As a means of economically hedging its obligation under the stock market return provision, RiverSource Life purchases and writes index options and enters into futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options and futures as of December 31 were as follows:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         NOTIONAL        FAIR        NOTIONAL        FAIR
(IN MILLIONS)                                             AMOUNT         VALUE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
Purchased options and futures                              $237           $43          $271           $40
Written options and futures                                 (58)           (1)          (67)           (1)



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. GMAB and non-life contingent benefits associated with GMWB provisions are considered embedded derivatives and are recorded at fair value. The changes in fair values of these embedded derivatives are reflected in benefits, claims, losses and settlement expenses. The negative fair values for GMWB and GMAB at December 31, 2006 reflected that under conditions and expectations at that time, RiverSource Life believed the applicable fees charged for the rider would more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $7.2 billion at December 31, 2006 to $13.1 billion at December 31, 2007. The total value of variable annuity contracts with GMAB riders increased from $1.4 billion at December 31, 2006 to $2.3 billion at December 31, 2007. As a means of economically hedging its obligations under GMWB and GMAB provisions, RiverSource Life purchases equity put and call options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         NOTIONAL        FAIR        NOTIONAL        FAIR
(IN MILLIONS)                                             AMOUNT         VALUE        AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
Purchased options and futures                             $6,318         $338         $1,410         $171
Interest rate swaps                                          202            2            359           (1)
Sold equity futures                                         (202)          --           (111)          --


Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

10. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                           $15          $ 66          $ 56
  State                                                               1             3             4
-------------------------------------------------------------------------------------------------------
Total current income tax                                             16            69            60
Deferred federal income tax                                          83           123           122
-------------------------------------------------------------------------------------------------------
Income tax provision                                                $99          $192          $182
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                   2007          2006          2005
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (10.3)        (6.5)         (9.4)
  State taxes, net of federal benefit                                0.1          0.3           0.4
  Foreign tax credit, net of addback                                (2.1)        (0.7)         (0.5)
  Taxes applicable to prior years                                   (3.7)         0.1           2.8
  Other, net                                                          --          0.1           0.1
-------------------------------------------------------------------------------------------------------
Income tax provision effective rate                                 19.0%        28.3%         28.4%
=======================================================================================================




RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life's effective tax rate was 19.0% and 28.3% for the years ended December 31, 2007 and 2006, respectively. The decrease in the effective tax rate primarily reflects lower pretax income as well as higher levels of tax advantaged items, including dividends received deduction and foreign tax credits, relative to pretax income for the year ended December 31, 2007 as well as a $7 million tax benefit related to the finalization of the prior year tax return.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities as of December 31 are reflected in the following table:

(IN MILLIONS)                                                              2007          2006
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,212        $1,146
  Investment related                                                          29            75
  Net unrealized losses on Available-for Sale securities and
     derivatives                                                              87           115
  Tax credit carryforwards                                                    19            --
  Other                                                                       44            45
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,391         1,381

Deferred income tax liabilities:
  DAC                                                                      1,253         1,253
  DSIC                                                                       179           158
  Other                                                                       92            60
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,524         1,471
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                       $  133        $   90
=================================================================================================



RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

Additionally, RiverSource Life has $11.9 million in Alternative Minimum Tax
(AMT) and $6.9 million foreign tax credit carryforwards included in the deferred tax assets as of December 31, 2007. The AMT carryforward has no expiration and the foreign tax credit carryforward expires on December 31, 2026. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2007 and 2006.

Effective January 1, 2007, RiverSource Life adopted the provisions of FIN 48. The amount RiverSource Life recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN MILLIONS)                                                                      2007
-------------------------------------------------------------------------------------------
Balance at January 1                                                               $ 73
Additions based on tax positions related to the current year                         34
Additions for tax positions of prior years                                           16
Reductions for tax positions of prior years                                         (26)
-------------------------------------------------------------------------------------------
Balance at December 31                                                             $ 97
===========================================================================================



If recognized, approximately $27 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of January 1, 2007 and December 31, 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $11 million in interest and penalties for the year ended December 31, 2007. RiverSource Life had $10 million and ($1) million for the payment of interest and penalties accrued at January 1, 2007 and December 31, 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of RiverSource Life, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $35 million to $40 million in the next 12 months.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall



RiverSource Life Insurance Company

--------------------------------------------------------------------------------


examination of the American Express Company consolidated return, commenced an examination of the RiverSource Life's income tax returns for 1997 through 2002 in the third quarter of 2005. In the first quarter of 2007, the IRS expanded the period of the exam to include 2003 through 2004. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2005.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies and has added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only. For the twelve months ended December 31, 2007, RiverSource Life recorded a benefit of approximately $46 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive loss in the Consolidated Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                            $28          $(41)         $(248)
Net unrealized derivative gains (losses)                             --            (1)            (6)
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                  $28          $(42)         $(254)
=======================================================================================================



11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $0.8 billion and $1.2 billion as of December 31, 2007 and 2006, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain from operations                                $  523        $  469        $  327
Statutory net income                                                 555           514           339
Statutory capital and surplus                                      2,820         3,258         2,942
-------------------------------------------------------------------------------------------------------



12. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity and variable life insurance contractholders through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2007 and 2006, RiverSource Life received $97 million and $76 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life. For the year ended December 31, 2005, RiverSource Life received $56 million from Ameriprise Financial and $20 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2007, 2006 and 2005.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2007, $2 million in 2006 and $1 million in 2005.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2007, 2006 and 2005 were $3 million, $3 million and $2 million, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2007, 2006 and 2005 were $2 million, $1 million and $1 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $909 million, $755 million and $725 million for 2007, 2006 and 2005, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

During 2007, RiverSource Life Insurance Company paid $900 million of cash dividends to Ameriprise Financial, a portion of which is considered extraordinary. During 2006, RiverSource Life Insurance Company paid $300 million of dividends to Ameriprise Financial, a portion of which is considered extraordinary. Prior to the payment of the extraordinary cash dividends, RiverSource Life Insurance Company made the required advance notices to the Minnesota Department of Commerce, its primary state regulator, and received responses stating there were no objections to the payment of these dividends. The ordinary cash dividends did not require prior notification and response from the Minnesota Department of Commerce. In connection with the Separation, RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, RiverSource Life Insurance Company paid dividends to Ameriprise Financial of $380 million. During 2007, 2006 and 2005, RiverSource Life of NY paid cash dividends of $83 million, $25 million and $23 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other liabilities at December 31, 2007 and 2006 are nil and $1 million, respectively, payable to Ameriprise Financial for federal income taxes.

13.  REINSURANCE

At December 31, 2007, 2006 and 2005, traditional life and universal life insurance inforce aggregated $187.3 billion, $174.1 billion and $160.1 billion, respectively, of which $117.4 billion, $102.4 billion and $86.3 billion were reinsured at the respective year ends. Life insurance inforce is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums for the years ended December 31 is as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 621         $ 645         $ 643
Reinsurance assumed                                                    2             3             2
Reinsurance ceded                                                   (138)         (115)         (124)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 485         $ 533         $ 521
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $57 million, $55 million and $52 million of reinsurance ceded for the years ended December 31, 2007, 2006 and 2005, respectively.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Reinsurance recovered from reinsurers amounted to $126 million, $115 million and $106 million for the years ended December 31, 2007, 2006 and 2005, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2007 and 2006, the total net fair values, excluding accruals, of derivative assets were $385 million and $212 million, respectively, and derivative liabilities were $9 million and $7 million, respectively. The net notional amount of derivatives as of December 31, 2007 was $7.3 billion, consisting of $7.6 billion purchased and $0.3 billion written.

Cash Flow Hedges
RiverSource Life uses interest rate derivative products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed premium product sales.

The following is a summary of net unrealized gains (losses) related to cash flow hedging activity, net of tax for the years ended December 31 as follows:

(IN MILLIONS)                                                      2007          2006          2005
-------------------------------------------------------------------------------------------------------
Holding gains (losses), net of tax of $1, $2 and $5,
respectively                                                        $--           $(4)         $(10)
Reclassification of realized losses (gains), net of tax of
$1, $1 and $1, respectively                                           1             3            (1)
-------------------------------------------------------------------------------------------------------
Net change in unrealized derivative gains (losses)                  $ 1           $(1)         $(11)
=======================================================================================================



At December 31, 2007, RiverSource Life expects to reclassify approximately $4 million of net pretax losses on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months as a result of the amortization of deferred expense related to interest rate swaptions that will be recorded in net investment income.

If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. Effective January 1, 2007, RiverSource Life removed the cash flow hedge designation from its swaptions because the swaptions were no longer highly effective. Accordingly, all changes in the fair value of the swaptions are recorded directly to earnings. The removal of the cash flow designation did not cause any amounts in accumulated other comprehensive income (loss) to be reclassified into earnings because the forecasted transactions being hedged are still likely to occur. There were no cash flow hedges for which hedge accounting was terminated for these reasons during 2006 or 2005. No hedge relationships were discontinued during the years ended December 31, 2007, 2006 and 2005 due to forecasted transactions no longer expected to occur according to the original hedge strategy.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 11 years and relates to forecasted fixed annuity sales. For the years ended December 31, 2007, 2006 and 2005, there were $2 million, $4 million and $2 million, respectively, in losses on derivative transactions or portions thereof that were ineffective as hedges excluded from the assessment of hedge effectiveness or reclassified into earnings as a result of the discontinuance of cash flow hedges.

Derivatives Not Designated as Hedges
RiverSource Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets (liabilities) of these purchased and written derivatives for the years ended December 31 were as follows:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                            PURCHASED      WRITTEN      PURCHASED      WRITTEN
-------------------------------------------------------------------------------------------------------------
Equity indexed annuities                                   $ 43           $(1)         $ 40           $(1)
GMWB and GMAB                                               340            --           170            --
-------------------------------------------------------------------------------------------------------------
Total                                                      $383           $(1)         $210           $(1)
=============================================================================================================



Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the Consolidated Balance Sheets related to these contracts.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities. Additionally, certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to the GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2007, the remaining payments RiverSource Life is scheduled to make for these options total $313 million through December 31, 2022.

RiverSource Life earns fees from the management of equity securities in variable annuities and variable insurance. The amount of fees is generally based on the value of the portfolios, and thus is subject to fluctuation with the general level of equity market values. To reduce the sensitivity of RiverSource Life's fee revenues to the general performance of equity markets, RiverSource Life from time to time enters into various combinations of financial instruments such as equity market put and collar options that mitigate the negative effect on fees that would result from a decline in the equity markets.

Embedded Derivatives
The equity component of the equity indexed annuity obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and non-life contingent GMWB provisions which are also considered embedded derivatives. The fair value of the embedded derivatives for annuity related products are included in future policy benefits. The changes in fair value of the equity indexed annuity embedded derivatives are reflected in interest credited to fixed accounts. The changes in fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses. At December 31, 2007 and 2006, the total fair value of these instruments, excluding the host contract and a liability for life contingent GMWB benefits of $2 million and nil, respectively, was a net liability of $220 million and $33 million, respectively.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2007 and 2006, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments at December 31:

                                                                  2007                        2006
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair
values                                                    $80,946       $80,946       $75,336       $75,336
Commercial mortgage loans, net                              2,892         2,868         2,790         2,875
Other investments                                              58            59           108           112

FINANCIAL LIABILITIES
Net liabilities for which carrying values approximate
fair values                                               $   177       $   177       $   (10)      $   (10)
Fixed account reserves                                     18,622        18,077        21,626        20,981
Separate account liabilities                               51,764        49,388        43,516        41,623
-------------------------------------------------------------------------------------------------------------



FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

The fair value of commercial mortgage loans, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values were based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Other investments include RiverSource Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses. Fair values were based on quoted market prices.



RiverSource Life Insurance Company

--------------------------------------------------------------------------------

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

Fair values of fixed annuities in deferral status were estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value was estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $1.5 billion as of both December 31, 2007 and 2006. If the fair value of the fixed annuities were realized, the write-off of DAC and DSIC would be $308 million and $422 million as of December 31, 2007 and 2006, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $6.3 billion and $5.8 billion as of December 31, 2007 and 2006, respectively, were estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of the DAC and DSIC associated with separate account liabilities of $2.5 billion and $2.3 billion as of December 31, 2007 and 2006, respectively.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2007 and 2006, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings (see Note 4).

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2007, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

S-6325 F (5/08)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource Variable Account 10 including:

     Report of Independent Registered Public Accounting Firm dated April 24,
     2008.

     Statements of Assets and Liabilities for the year ended Dec. 31, 2007.

     Statements of Operations for the year ended Dec. 31, 2007.

     Statements of Changes and Net Assets for the years ended Dec. 31, 2007 and 2006.

     Notes to Financial Statements.

     The audited financial statements of the RiverSource Life Insurance Company including:

     Report of Independent Registered Public Accounting Firm dated April 24,
     2008.

     Consolidated Balance Sheets as of Dec. 31, 2007 and 2006.

     Consolidated Statements of Income for the years ended Dec. 31, 2007, 2006 and 2005.

     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2007, 2006 and 2005.

     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2007, 2006 and 2005.

     Notes to Consolidated Financial Statements.

(b) Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10 Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as
     Exhibit 1.11 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7 Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9  Form of Enhanced Earnings Death Benefit Rider, filed electronically as
     Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as
     Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as
     Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14 Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 131101), filed electronically as Exhibit
     4.17 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.18 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 131102), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 131103), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.20 Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.25 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.26 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as
     Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.27 Form of Guarantee Period Accounts Rider filed electronically as Exhibit
     4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

4.28 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 29 to Registration Statement No. 333-79311, filed on or about Oct. 21, 2004, is incorporated by reference.

4.29 Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) (form 131035) filed electronically as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.30 Form of Portfolio Navigator Model Portfolio Rider (form 131070C) filed electronically as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.31 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Withdrawal Benefit for Life), filed electronically as Exhibit 4.31 to Post-Effective

     Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.32 Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.33 Form of SecureSource Joint Life rider filed electronically as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.34 Form of SecureSource Single Life rider filed electronically as Exhibit 4.34 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.35 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034-E) filed electronically as Exhibit 4.35 to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 333-79311 is incorporated herein by reference.

5.   Form of Variable Annuity Application (form 31063), filed electronically as
     Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
     (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.10 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity

     Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.15 Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.16 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.17 Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.18 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.20 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.22 Copy of Amended and Restated Fund Participation Agreement dated Jan. 1, 2007, among Riversource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as
     Exhibit 8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.23 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.24 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and RiverSource Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.25 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.26 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to

     Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.27 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.28 Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as
     Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.29 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Variable Annuity - Band 3 is filed electronically herewith.

10.3 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Variable Annuity/ Retirement Advisor Select Variable Annuity is filed electronically herewith.

10.4 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Variable Annuity - Band 3 is filed electronically herewith.

10.5 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity is filed electronically herewith.

10.6 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor 4 Advantage Variable Annuity/ RiverSource Retirement Advisor 4 Select Variable Annuity/RiverSource Retirement Advisor 4 Access Variable Annuity is filed electronically herewith.

11.  None

12.  Not applicable.

13.  Power of Attorney dated Aug. 30, 2007 filed electronically as Exhibit
     (r)(1) to Post-Effective Amendment No. 31 to Registration Statement No. 333- 69777is incorporated herein by reference.

14.  Not applicable.

Item 25.



Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                        Position and Offices
Name                  Principal Business Address*          With Depositor
----                  ---------------------------   ----------------------------
Gumer C. Alvero                                     Director and Executive
                                                    Vice President - Annuities

Timothy V. Bechtold                                 Director and President

Kent M. Bergene                                     Vice President - Affiliated
                                                    Investments

Walter S. Berman                                    Vice President and Treasurer

Richard N. Bush                                     Senior Vice President -
                                                    Corporate Tax

Pat H. Carey                                        Vice President-Fund Relations

Charles R. Caswell                                  Reinsurance Officer

Jim Hamalainen                                      Vice President - Investments

Michelle M. Keeley                                  Vice President - Investments

Timothy J. Masek                                    Vice President - Investments

Brian J. McGrane                                    Director, Executive Vice
                                                    President and Chief Financial
                                                    Officer

Thomas W. Murphy                                    Vice President - Investments

Kevin E. Palmer                                     Director, Vice President and
                                                    Chief Actuary

Bridget M. Sperl                                    Director, Executive Vice
                                                    President - Client Service

David K. Stewart                                    Vice President and Controller

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.


Item 26.



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ---------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Kentucky,Inc.       Kentucky
American Express Property Casualty Insurance Agency of Maryland,Inc.       Maryland
American Express Property Casualty Insurance Agency of Mississippi,Inc.    Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Capitive Insurance Company                                      Vermont
Ameriprise Capital Trust I                                                 Delaware
Ameriprise Capital Trust II                                                Delaware
Ameriprise Capital Trust III                                               Delaware
Ameriprise Capital Trust IV                                                Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Company                                               Wisconsin
Ameriprise Trust Company                                                   Minnesota
Boston Equity General Partner LLC                                          Delaware
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
IDS REO 1, LLC                                                             Minnesota
IDS REO 2, LLC                                                             Minnesota
Investors Syndicate Development Corporation                                Nevada
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets, Inc.                                                        Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource Service Corporation                                            Minnesota
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Threadneedle Asset Management Holdings Ltd.                                England


Item 27. Number of Contract owners

          As of March 31, 2008 there were 388,226 non-qualified contract owners and 208,606 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter RiverSource Distributors Inc.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business       Positions and Offices with
          Address*                       Underwriter
---------------------------   ---------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice
                              President-Asset Management,
                              Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and Chief
                              Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and
                              President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474




(c) RiverSource Distributors Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

       NAME OF         NET UNDERWRITING
      PRINCIPAL          DISCOUNTS AND    COMPENSATION ON    BROKERAGE
     UNDERWRITER          COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------   ----------------   ---------------   -----------   ------------
RiverSource
   Distributors,Inc.     $322,665,705           None            None          None

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Company
     70100 Ameriprise Financial Center
     Minneapolis, MN 55474

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2008.

                                        RIVERSOURCE VARIABLE ACCOUNT 10
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                           (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2008.



/s/ Gumer C. Alvero*                     Director and Executive Vice President
--------------------------------------   - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                 Director and President
--------------------------------------   (Chief executive officer)
Timothy V. Bechtold


/s/ Brian J. McGrane*                    Director, Executive Vice President and
--------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                     Director, Vice President and Chief
--------------------------------------   Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                    Executive Vice President - Client
--------------------------------------   Services
Bridget M. Sperl



/s/ David K. Stewart*                    Vice President and Controller
--------------------------------------   (Principal Accounting Officer)
David K. Stewart

* Signed pursuant to Power of Attorney dated Aug. 30, 2007 filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 31 to Registration Statement No. 333-69777, by:


/s/ Elisabeth A. Dahl
--------------------------------------
Elisabeth A. Dahl
Assistant General Counsel and
Assistant Secretary

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 49 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectuses for:

          RiverSource Retirement Advisor Variable Annuity
          RiverSource Retirement Advisor Variable Annuity - Band 3 RiverSource Retirement Advisor Advantage Variable Annuity RiverSource Retirement Advisor Select Variable Annuity
          RiverSource Retirement Advisor Advantage Variable Annuity - Band 3 RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity

Part B.

     Combined Statement of Additional Information and Financial Information.

Part C.

     Other Information.

     The signatures.

Exhibit Index

9. Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.1 - 10.6    Consents of Independent Registered Public Accounting Firm.
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